UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Item 1.	Reports to Stockholders.

Not just funds, ProFundsSM

Classic ProFunds VP

Bull
Small-Cap
Dow 30
OTC
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
Japan

Ultra ProFunds VP

UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraOTC

Inverse ProFunds VP

Bear
Short Mid-Cap
Short Small-Cap
Short Dow 30
Short OTC

Sector ProFunds VP

Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

Bond Benchmarked ProFunds VP

U.S. Government Plus
Rising Rates Opportunity

Money Market ProFund VP

Money Market

Semiannual Report
June 30, 2006

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Small-Cap
21	ProFund VP Dow 30
25	ProFund VP OTC
30	ProFund VP Large-Cap Value
37	ProFund VP Large-Cap Growth
44	ProFund VP Mid-Cap Value
51	ProFund VP Mid-Cap Growth
57	ProFund VP Small-Cap Value
65	ProFund VP Small-Cap Growth
73	ProFund VP Asia 30
78	ProFund VP Europe 30
83	ProFund VP Japan
87	ProFund VP UltraBull
96	ProFund VP UltraMid-Cap
104	ProFund VP UltraSmall-Cap
115	ProFund VP UltraOTC
120	ProFund VP Bear
124	ProFund VP Short Mid-Cap
128	ProFund VP Short Small-Cap
132	ProFund VP Short Dow 30
136	ProFund VP Short OTC
140	ProFund VP Banks
145	ProFund VP Basic Materials
150	ProFund VP Biotechnology
154	ProFund VP Consumer Goods
159	ProFund VP Consumer Services
165	ProFund VP Financials
171	ProFund VP Health Care
177	ProFund VP Industrials
183	ProFund VP Internet
187	ProFund VP Oil & Gas
192	ProFund VP Pharmaceuticals
196	ProFund VP Precious Metals
200	ProFund VP Real Estate
205	ProFund VP Semiconductor
210	ProFund VP Technology
216	ProFund VP Telecommunications
220	ProFund VP Utilities
225	ProFund VP U.S. Government Plus
229	ProFund VP Rising Rates Opportunity
233	ProFund VP Money Market

237	Notes to Financial Statements

249	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2006.

In many ways, the six-month period was a tale of two markets: the second quarter behaved differently than the first quarter of the year.

The U.S. stock market got off to its best start since 1999, with the S&P 500 Index® returning 4.21% for the quarter. In addition, global equity markets continued to sizzle, with strong returns in the European markets. Asian and Pacific markets outperformed the U.S., but in aggregate lagged European stocks. And emerging market equities, as measured by the Bank of New York Emerging Markets 50 ADR Index, rose 12.84% in the quarter, for an average annualized gain of 46% in the three years through March 31, 2006.

But during the second quarter, markets reversed course. The Fed’s May 10 Open Market Committee meeting, at which the central bank boosted the target federal funds rate by another 0.25%, marked a turning point for stocks. And, as expected, the Fed added another 0.25% increase on June 29, bringing its target for the federal funds rate to 5.25% at the end of the quarter.

While the S&P 500 Index slipped 3.72% in the May 10 through June 30 period, it still gained 2.71% for the six months ending June 30, 2006. Although, the 7.44% second-quarter drop in the more volatile NASDAQ-100 meant a negative 4.05% return for the six month period.

Furthermore, by mid-May, overseas equity markets began tumbling–catching many investors off guard. For example, from May 10 through June 30, the Bank of New York Emerging Markets 50 ADR Index plunged nearly 13.66%. Likewise, the Nikkei 225 fell from favor, and dropped 6.67% in the second quarter.

As a ProFund VP shareholder, you have innovative ways to target your market exposure in these challenging markets. For example, if you are seeking to take advantage of a potential rebound in a broad market or a market niche, you might consider one of the Ultra ProFunds VP or UltraSector ProFunds VP, which are designed to magnify the returns (gains, losses, and volatility) of their benchmark indexes.

Or, you can seek profit from a market decline or partially shield your fund holdings by investing in one of the Inverse ProFunds VP, which are designed to rise when their market benchmark falls (results that are opposite those of conventional mutual funds).

As always, we deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

Investing in ProFunds involves certain risks, including, in all or some cases, leverage, liquidity, short sale, small-cap company, international investing, and repurchase agreement risks. The risks of international investing include currency exchange fluctuation, government regulations, and the potential for political and economic instability. In addition, sector funds are concentrated in a single area of the market, and they can be more volatile and riskier than more diversified mutual funds.These risks can increase volatility and decrease performance and increase expenses. Moreover, there is no guarantee that any ProFund will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than when purchased.

i

This Page Intentionally Left Blank

PROFUNDS VP ProFund VP Bull (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	96%
Futures Contracts	4%

Total Exposure	100%
“Market Exposure” excludes any short-term investments and cash equivalents.
S&P 500 - Sector Composition
% of Index

Consumer, Non-cyclical	21.36%
Financial	20.48%
Industrial	11.73%
Communications	11.22%
Energy	10.20%
Technology	10.16%
Consumer, Cyclical	8.44%
Utilities	3.38%
Basic Materials	3.03%

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (96.3%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	13,563	$1,095,484
Abbott Laboratories (Pharmaceuticals)	27,621	1,204,552
ACE, Ltd. (Insurance)	5,841	295,496
ADC Telecommunications, Inc. * (Telecommunications)	2,079	35,052
Adobe Systems, Inc. * (Software)	10,791	327,615
Advanced Micro Devices, Inc. * (Semiconductors)	8,514	207,912
Aetna, Inc. (Healthcare-Services)	10,197	407,166
Affiliated Computer Services, Inc.—Class A * (Computers)	2,079	107,297
AFLAC, Inc. (Insurance)	8,910	412,979
Agilent Technologies, Inc. * (Electronics)	7,425	234,333
Air Products & Chemicals, Inc. (Chemicals)	3,960	253,123
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	1,386	67,526
Alcoa, Inc. (Mining)	15,543	502,971
Allegheny Energy, Inc. * (Electric)	2,970	110,098
Allegheny Technologies, Inc. (Iron/Steel)	1,485	102,821
Allergan, Inc. (Pharmaceuticals)	2,673	286,706
Allied Waste Industries, Inc. * (Environmental Control)	4,356	49,484
Allstate Corp. (Insurance)	11,484	628,519
Alltel Corp. (Telecommunications)	6,930	442,342
Altera Corp. * (Semiconductors)	6,336	111,197
Altria Group, Inc. (Agriculture)	37,719	2,769,706
Amazon.com, Inc. * (Internet)	5,445	210,613
Ambac Financial Group, Inc. (Insurance)	1,881	152,549
Ameren Corp. (Electric)	3,762	189,981
American Electric Power, Inc. (Electric)	7,128	244,134
American Express Co. (Diversified Financial Services)	22,176	1,180,207
American International Group, Inc. (Insurance)	46,728	2,759,289
American Power Conversion Corp. (Electrical Components & Equipment)	2,970	57,885
American Standard Cos. (Building Materials)	3,168	137,079
Ameriprise Financial, Inc. (Diversified Financial Services)	4,455	199,005
AmerisourceBergen Corp. (Pharmaceuticals)	3,762	157,703
Amgen, Inc. * (Biotechnology)	21,483	1,401,336
AmSouth Bancorp (Banks)	6,237	164,969
Anadarko Petroleum Corp. (Oil & Gas)	7,920	377,705
Analog Devices, Inc. (Semiconductors)	6,435	206,821
Andrew Corp. * (Telecommunications)	2,871	25,437
Anheuser-Busch Cos., Inc. (Beverages)	13,959	636,391
AON Corp. (Insurance)	5,544	193,042
Apache Corp. (Oil & Gas)	5,742	391,892
Apartment Investment and Management Co.—Class A ( REIT)	1,782	77,428
Apollo Group, Inc.—Class A * (Commercial Services)	2,475	127,883
Apple Computer, Inc. * (Computers)	15,048	859,542
Applera Corp.—Applied Biosystems Group (Electronics)	3,366	108,890
Applied Materials, Inc. (Semiconductors)	27,819	452,893
Archer-Daniels-Midland Co. (Agriculture)	11,682	482,233
Archstone-Smith Trust ( REIT)	3,861	196,409
Ashland, Inc. (Chemicals)	1,287	85,843
AT&T, Inc. (Telecommunications)	69,399	1,935,538
Autodesk, Inc. * (Software)	4,059	139,873
Automatic Data Processing, Inc. (Software)	10,395	471,413
AutoNation, Inc. * (Retail)	2,673	57,309
AutoZone, Inc. * (Retail)	990	87,318
Avaya, Inc. * (Telecommunications)	7,326	83,663
Avery Dennison Corp. (Household Products/Wares)	1,881	109,211
Avon Products, Inc. (Cosmetics/Personal Care)	8,217	254,727
Baker Hughes, Inc. (Oil & Gas Services)	5,841	478,086
Ball Corp. (Packaging & Containers)	1,881	69,672
Bank of America Corp. (Banks)	80,982	3,895,233
Bank of New York Co., Inc. (Banks)	13,761	443,104
Bard (C.R.), Inc. (Healthcare-Products)	1,881	137,802
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,881	89,705
Bausch & Lomb, Inc. (Healthcare-Products)	990	48,550
Baxter International, Inc. (Healthcare-Products)	11,682	429,430
BB&T Corp. (Banks)	9,801	407,624
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,079	291,226
Becton, Dickinson & Co. (Healthcare-Products)	4,455	272,334
Bed Bath & Beyond, Inc. * (Retail)	4,950	164,192
BellSouth Corp. (Telecommunications)	32,373	1,171,903
Bemis Co., Inc. (Packaging & Containers)	1,881	57,596

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Best Buy Co., Inc. (Retail)	7,326	$401,758
Big Lots, Inc. * (Retail)	1,980	33,818
Biogen Idec, Inc. * (Biotechnology)	6,237	288,960
Biomet, Inc. (Healthcare-Products)	4,455	139,397
BJ Services Co. (Oil & Gas Services)	5,544	206,569
Black & Decker Corp. (Hand/Machine Tools)	1,287	108,701
BMC Software, Inc. * (Software)	3,762	89,912
Boeing Co. (Aerospace/Defense)	14,058	1,151,490
Boston Properties, Inc. ( REIT)	1,683	152,143
Boston Scientific Corp. * (Healthcare-Products)	21,582	363,441
Bristol-Myers Squibb Co. (Pharmaceuticals)	35,145	908,850
Broadcom Corp.—Class A * (Semiconductors)	7,920	237,996
Brown-Forman Corp. (Beverages)	1,485	106,460
Brunswick Corp. (Leisure Time)	1,683	55,960
Burlington Northern Santa Fe Corp. (Transportation)	6,237	494,282
CA, Inc. (Software)	8,118	166,825
Campbell Soup Co. (Food)	3,366	124,912
Capital One Financial Corp. (Diversified Financial Services)	5,445	465,275
Cardinal Health, Inc. (Pharmaceuticals)	7,722	496,756
Caremark Rx, Inc. (Pharmaceuticals)	8,019	399,908
Carnival Corp. (Leisure Time)	7,821	326,449
Caterpillar, Inc. (Machinery-Construction & Mining)	11,583	862,702
CBS Corp.—Class B (Media)	13,860	374,913
Cendant Corp. (Commercial Services)	18,018	293,513
CenterPoint Energy, Inc. (Electric)	5,544	69,300
Centex Corp. (Home Builders)	2,079	104,574
CenturyTel, Inc. (Telecommunications)	2,079	77,235
Chesapeake Energy Corp. (Oil & Gas)	6,732	203,643
ChevronTexaco Corp. (Oil & Gas)	39,303	2,439,144
Chubb Corp. (Insurance)	7,326	365,567
CIENA Corp. * (Telecommunications)	10,098	48,571
CIGNA Corp. (Insurance)	2,178	214,555
Cincinnati Financial Corp. (Insurance)	3,168	148,928
Cintas Corp. (Textiles)	2,475	98,406
Circuit City Stores, Inc. (Retail)	2,574	70,064
Cisco Systems, Inc. * (Telecommunications)	107,910	2,107,482
CIT Group, Inc. (Diversified Financial Services)	3,465	181,185
Citigroup, Inc. (Diversified Financial Services)	89,001	4,293,407
Citizens Communications Co. (Telecommunications)	5,841	76,225
Citrix Systems, Inc. * (Software)	3,168	127,164
Clear Channel Communications, Inc. (Media)	9,108	281,893
Clorox Co. (Household Products/Wares)	2,772	169,009
CMS Energy Corp. * (Electric)	3,960	51,242
Coach, Inc. * (Apparel)	6,633	198,327
Coca-Cola Co. (Beverages)	37,125	1,597,118
Coca-Cola Enterprises, Inc. (Beverages)	5,445	110,915
Colgate-Palmolive Co. (Cosmetics/Personal Care)	9,405	563,360
Comcast Corp.—Special Class A * (Media)	38,214	1,251,126
Comerica, Inc. (Banks)	2,871	149,263
Commerce Bancorp, Inc. (Banks)	3,267	116,534
Compass Bancshares, Inc. (Banks)	2,277	126,601
Computer Sciences Corp. * (Computers)	3,366	163,049
Compuware Corp. * (Software)	6,633	44,441
Comverse Technology, Inc. * (Telecommunications)	3,564	70,460
ConAgra Foods, Inc. (Food)	9,405	207,945
ConocoPhillips (Oil & Gas)	29,007	1,900,829
CONSOL Energy, Inc. (Coal)	3,465	161,885
Consolidated Edison, Inc. (Electric)	4,455	197,980
Constellation Brands, Inc. * (Beverages)	3,564	89,100
Constellation Energy Group, Inc. (Electric)	3,267	178,117
Convergys Corp. * (Commercial Services)	2,475	48,263
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,683	156,384
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,089	12,131
Corning, Inc. * (Telecommunications)	26,730	646,599
Costco Wholesale Corp. (Retail)	8,415	480,749
Countrywide Credit Industries, Inc. (Diversified Financial Services)	10,791	410,921
Coventry Health Care, Inc. * (Healthcare-Services)	2,970	163,172
CSX Corp. (Transportation)	3,861	271,969
Cummins, Inc. (Machinery-Diversified)	792	96,822
CVS Corp. (Retail)	14,553	446,777
D.R. Horton, Inc. (Home Builders)	4,752	113,192
Danaher Corp. (Miscellaneous Manufacturing)	4,158	267,443
Darden Restaurants, Inc. (Retail)	2,277	89,714
Dean Foods Co. * (Food)	2,475	92,045
Deere & Co. (Machinery-Diversified)	4,158	347,151
Dell, Inc. * (Computers)	41,679	1,017,384
Devon Energy Corp. (Oil & Gas)	7,623	460,505
Dillards, Inc.—Class A (Retail)	1,089	34,685
Dollar General Corp. (Retail)	5,643	78,889
Dominion Resources, Inc. (Electric)	6,237	466,465
Dover Corp. (Miscellaneous Manufacturing)	3,663	181,062
Dow Jones & Co., Inc. (Media)	1,089	38,126
DTE Energy Co. (Electric)	3,267	133,098
Du Pont (Chemicals)	16,533	687,773
Duke Energy Corp. (Electric)	21,978	645,494
Dynegy, Inc.—Class A * (Pipelines)	6,435	35,199
E *TRADE Financial Corp. * (Diversified Financial Services)	7,029	160,402
Eastman Chemical Co. (Chemicals)	1,485	80,190
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,950	117,711
Eaton Corp. (Miscellaneous Manufacturing)	2,673	201,544
eBay, Inc. * (Internet)	20,988	614,739
Ecolab, Inc. (Chemicals)	3,267	132,575
Edison International (Electric)	5,742	223,938
El Paso Corp. (Pipelines)	12,375	185,625
Electronic Arts, Inc. * (Software)	5,445	234,353
Electronic Data Systems Corp. (Computers)	9,306	223,902
Eli Lilly & Co. (Pharmaceuticals)	20,295	1,121,705
Embarq Corp. * (Telecommunications)	2,673	109,566
EMC Corp. * (Computers)	42,669	468,079
Emerson Electric Co. (Electrical Components & Equipment)	7,425	622,289
Entergy Corp. (Electric)	3,762	266,162
EOG Resources, Inc. (Oil & Gas)	4,257	295,180
Equifax, Inc. (Commercial Services)	2,277	78,192
Equity Office Properties Trust ( REIT)	6,633	242,171
Equity Residential Properties Trust ( REIT)	5,247	234,698
Exelon Corp. (Electric)	12,078	686,393
Express Scripts, Inc. * (Pharmaceuticals)	2,574	184,659
Exxon Mobil Corp. (Oil & Gas)	107,811	6,614,204
Family Dollar Stores, Inc. (Retail)	2,673	65,301
Fannie Mae (Diversified Financial Services)	17,325	833,333
Federated Department Stores, Inc. (Retail)	9,603	351,470
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,485	46,778
FedEx Corp. (Transportation)	5,346	624,734
Fifth Third Bancorp (Banks)	9,801	362,147
First Data Corp. (Software)	13,662	615,336
First Horizon National Corp. (Banks)	2,178	87,556
FirstEnergy Corp. (Electric)	5,940	322,007
Fiserv, Inc. * (Software)	3,168	143,700
Fisher Scientific International, Inc. * (Electronics)	2,277	166,335

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Fluor Corp. (Engineering & Construction)	1,485	$138,001
Ford Motor Co. (Auto Manufacturers)	33,363	231,206
Forest Laboratories, Inc. * (Pharmaceuticals)	5,742	222,158
Fortune Brands, Inc. (Household Products/Wares)	2,574	182,780
FPL Group, Inc. (Electric)	7,326	303,150
Franklin Resources, Inc. (Diversified Financial Services)	2,673	232,043
Freddie Mac (Diversified Financial Services)	12,573	716,787
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	3,168	175,539
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	7,029	206,653
Gannett Co., Inc. (Media)	4,257	238,094
Gateway, Inc. * (Computers)	4,752	9,029
General Dynamics Corp. (Aerospace/Defense)	7,227	473,079
General Electric Co. (Miscellaneous Manufacturing)	188,397	6,209,564
General Mills, Inc. (Food)	6,534	337,546
General Motors Corp. (Auto Manufacturers)	10,197	303,768
Genuine Parts Co. (Distribution/Wholesale)	3,168	131,979
Genworth Financial, Inc.—Class A (Diversified Financial Services)	6,435	224,195
Genzyme Corp. * (Biotechnology)	4,554	278,022
Gilead Sciences, Inc. * (Pharmaceuticals)	8,019	474,404
Golden West Financial Corp. (Savings & Loans)	4,554	337,907
Goodrich Corp. (Aerospace/Defense)	2,178	87,752
Google, Inc.—Class A * (Internet)	3,663	1,536,005
H & R Block, Inc. (Commercial Services)	5,940	141,728
Halliburton Co. (Oil & Gas Services)	9,009	668,558
Harley-Davidson, Inc. (Leisure Time)	4,851	266,271
Harman International Industries, Inc. (Home Furnishings)	1,188	101,420
Harrah’s Entertainment, Inc. (Lodging)	3,267	232,545
Hartford Financial Services Group, Inc. (Insurance)	5,445	460,647
Hasbro, Inc. (Toys/Games/Hobbies)	3,168	57,372
HCA, Inc. (Healthcare-Services)	7,326	316,117
Health Management Associates, Inc.—Class A (Healthcare-Services)	4,257	83,905
Heinz (H.J.) Co. (Food)	6,039	248,928
Hercules, Inc. * (Chemicals)	1,980	30,215
Hess Corp. (Oil & Gas)	4,257	224,982
Hewlett-Packard Co. (Computers)	48,114	1,524,252
Hilton Hotels Corp. (Lodging)	5,742	162,384
Home Depot, Inc. (Retail)	37,026	1,325,161
Honeywell International, Inc. (Miscellaneous Manufacturing)	14,751	594,465
Hospira, Inc. * (Pharmaceuticals)	2,772	119,030
Humana, Inc. * (Healthcare-Services)	2,970	159,489
Huntington Bancshares, Inc. (Banks)	4,356	102,714
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	7,326	347,985
IMS Health, Inc. (Software)	3,663	98,352
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	5,742	245,643
Intel Corp. (Semiconductors)	103,752	1,966,100
International Business Machines Corp. (Computers)	27,918	2,144,661
International Flavors & Fragrances, Inc. (Chemicals)	1,386	48,843
International Game Technology (Entertainment)	6,039	229,120
International Paper Co. (Forest Products & Paper)	8,811	284,595
Interpublic Group of Cos., Inc. * (Advertising)	8,019	66,959
Intuit, Inc. * (Software)	2,970	179,358
ITT Industries, Inc. (Miscellaneous Manufacturing)	3,366	166,617
J.C. Penney Co., Inc. (Holding Company) (Retail)	4,158	280,707
J.P. Morgan Chase & Co. (Diversified Financial Services)	62,370	2,619,539
Jabil Circuit, Inc. (Electronics)	3,069	78,566
Janus Capital Group, Inc. (Diversified Financial Services)	3,663	65,568
JDS Uniphase Corp. * (Telecommunications)	29,403	74,390
Johnson & Johnson (Healthcare-Products)	53,757	3,221,119
Johnson Controls, Inc. (Auto Parts & Equipment)	3,465	284,893
Jones Apparel Group, Inc. (Apparel)	2,079	66,091
Juniper Networks, Inc. * (Telecommunications)	9,900	158,301
KB Home (Home Builders)	1,287	59,009
Kellogg Co. (Food)	4,356	210,961
Kerr-McGee Corp. (Oil & Gas)	3,960	274,626
KeyCorp (Banks)	7,227	257,859
KeySpan Corp. (Gas)	3,168	127,987
Kimberly-Clark Corp. (Household Products/Wares)	8,316	513,097
Kimco Realty Corp. ( REIT)	3,762	137,275
Kinder Morgan, Inc. (Pipelines)	1,881	187,893
King Pharmaceuticals, Inc. * (Pharmaceuticals)	4,356	74,052
KLA-Tencor Corp. (Semiconductors)	3,465	144,040
Kohls Corp. * (Retail)	6,039	357,026
Kroger Co. (Food)	13,167	287,831
L-3 Communications Holdings, Inc. (Aerospace/Defense)	2,178	164,265
Laboratory Corp. of America Holdings * (Healthcare-Services)	2,277	141,698
Legg Mason, Inc. (Diversified Financial Services)	2,277	226,607
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	3,168	79,137
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	9,306	606,286
Lennar Corp.—Class A (Home Builders)	2,475	109,816
Lexmark International, Inc.—Class A * (Computers)	1,881	105,016
Limited, Inc. (Retail)	6,138	157,071
Lincoln National Corp. (Insurance)	5,148	290,553
Linear Technology Corp. (Semiconductors)	5,445	182,353
Liz Claiborne, Inc. (Apparel)	1,881	69,710
Lockheed Martin Corp. (Aerospace/Defense)	6,336	454,545
Loews Corp. (Insurance)	7,128	252,688
Louisiana-Pacific Corp. (Forest Products & Paper)	1,881	41,194
Lowe’s Cos., Inc. (Retail)	13,959	846,893
LSI Logic Corp. * (Semiconductors)	7,029	62,910
Lucent Technologies, Inc. * (Telecommunications)	77,616	187,831
M&T Bank Corp. (Banks)	1,386	163,437
Manor Care, Inc. (Healthcare-Services)	1,386	65,031
Marathon Oil Corp. (Oil & Gas)	6,336	527,789
Marriott International, Inc.—Class A (Lodging)	5,841	222,659
Marsh & McLennan Cos., Inc. (Insurance)	9,900	266,211
Marshall & Ilsley Corp. (Banks)	4,059	185,659
Masco Corp. (Building Materials)	7,029	208,340
Mattel, Inc. (Toys/Games/Hobbies)	6,930	114,415
Maxim Integrated Products, Inc. (Semiconductors)	5,643	181,197
MBIA, Inc. (Insurance)	2,376	139,115
McCormick & Co., Inc. (Food)	2,376	79,715
McDonald’s Corp. (Retail)	22,374	751,766
McGraw-Hill Cos., Inc. (Media)	6,435	323,230
McKesson Corp. (Commercial Services)	5,445	257,440
MeadWestvaco Corp. (Forest Products & Paper)	3,168	88,482
Medco Health Solutions, Inc. * (Pharmaceuticals)	5,445	311,890
MedImmune, Inc. * (Biotechnology)	4,356	118,048
Medtronic, Inc. (Healthcare-Products)	21,978	1,031,208
Mellon Financial Corp. (Banks)	7,326	252,234
Merck & Co., Inc. (Pharmaceuticals)	38,808	1,413,774
Meredith Corp. (Media)	792	39,236

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Merrill Lynch & Co., Inc. (Diversified Financial Services)	16,800	$1,168,608
MetLife, Inc. (Insurance)	13,464	689,491
MGIC Investment Corp. (Insurance)	1,584	102,960
Micron Technology, Inc. * (Semiconductors)	12,722	191,593
Microsoft Corp. (Software)	158,598	3,695,333
Millipore Corp. * (Biotechnology)	990	62,360
Molex, Inc. (Electrical Components & Equipment)	2,475	83,086
Molson Coors Brewing Co.—Class B (Beverages)	990	67,201
Monsanto Co. (Agriculture)	4,851	408,406
Monster Worldwide, Inc. * (Internet)	2,178	92,913
Moody’s Corp. (Commercial Services)	4,356	237,228
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	18,909	1,195,238
Motorola, Inc. (Telecommunications)	44,649	899,677
Murphy Oil Corp. (Oil & Gas)	2,970	165,904
Mylan Laboratories, Inc. (Pharmaceuticals)	3,762	75,240
Nabors Industries, Ltd. * (Oil & Gas)	5,445	183,987
National City Corp. (Banks)	9,702	351,115
National Semiconductor Corp. (Semiconductors)	5,940	141,669
National-Oilwell Varco, Inc. * (Oil & Gas Services)	3,069	194,329
Navistar International Corp. * (Auto Manufacturers)	1,089	26,800
NCR Corp. * (Computers)	3,267	119,703
Network Appliance, Inc. * (Computers)	6,534	230,650
Newell Rubbermaid, Inc. (Housewares)	4,950	127,859
Newmont Mining Corp. (Mining)	7,920	419,206
News Corp.—Class A (Media)	41,877	803,201
NICOR, Inc. (Gas)	792	32,868
NIKE, Inc.—Class B (Apparel)	3,366	272,646
NiSource, Inc. (Electric)	4,851	105,946
Noble Corp. (Oil & Gas)	2,376	176,822
Nordstrom, Inc. (Retail)	3,762	137,313
Norfolk Southern Corp. (Transportation)	7,425	395,159
North Fork Bancorp, Inc. (Banks)	8,415	253,881
Northern Trust Corp. (Banks)	3,267	180,665
Northrop Grumman Corp. (Aerospace/Defense)	6,237	399,542
Novell, Inc. * (Software)	6,237	41,351
Novellus Systems, Inc. * (Semiconductors)	2,277	56,242
Nucor Corp. (Iron/Steel)	5,346	290,021
NVIDIA Corp. * (Semiconductors)	5,940	126,463
Occidental Petroleum Corp. (Oil & Gas)	7,524	771,586
Office Depot, Inc. * (Retail)	5,049	191,862
OfficeMax, Inc. (Retail)	1,287	52,445
Omnicom Group, Inc. (Advertising)	3,069	273,417
Oracle Corp. * (Software)	68,310	989,812
PACCAR, Inc. (Auto Manufacturers)	2,970	244,669
Pactiv Corp. * (Packaging & Containers)	2,574	63,707
Pall Corp. (Miscellaneous Manufacturing)	2,178	60,984
Parametric Technology Corp. * (Software)	1,980	25,166
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,079	161,330
Patterson Cos., Inc. * (Healthcare-Products)	2,574	89,910
Paychex, Inc. (Commercial Services)	5,940	231,541
Peoples Energy Corp. (Gas)	693	24,886
PepsiCo, Inc. (Beverages)	29,997	1,801,019
PerkinElmer, Inc. (Electronics)	2,277	47,589
Pfizer, Inc. (Pharmaceuticals)	131,274	3,081,000
PG&E Corp. (Electric)	6,237	244,989
Phelps Dodge Corp. (Mining)	3,564	292,818
Pinnacle West Capital Corp. (Electric)	1,782	71,120
Pitney Bowes, Inc. (Office/Business Equipment)	3,960	163,548
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,267	115,979
PMC-Sierra, Inc. * (Semiconductors)	3,564	33,502
PNC Financial Services Group (Banks)	5,148	361,235
PPG Industries, Inc. (Chemicals)	2,970	196,020
PPL Corp. (Electric)	6,831	220,641
Praxair, Inc. (Chemicals)	5,742	310,068
Principal Financial Group, Inc. (Insurance)	4,851	269,958
Procter & Gamble Co. (Cosmetics/Personal Care)	59,796	3,324,657
Progress Energy, Inc. (Electric)	4,554	195,230
Progressive Corp. (Insurance)	13,959	358,886
Prologis ( REIT)	4,356	227,035
Prudential Financial, Inc. (Insurance)	8,712	676,922
Public Service Enterprise Group, Inc. (Electric)	4,554	301,110
Public Storage, Inc. ( REIT)	1,485	112,712
Pulte Homes, Inc. (Home Builders)	3,762	108,308
QLogic Corp. * (Semiconductors)	2,871	49,496
Qualcomm, Inc. (Telecommunications)	29,403	1,178,178
Quest Diagnostics, Inc. (Healthcare-Services)	2,970	177,962
Qwest Communications International, Inc. * (Telecommunications)	28,017	226,658
R.R. Donnelley & Sons Co. (Commercial Services)	3,861	123,359
RadioShack Corp. (Retail)	2,376	33,264
Raytheon Co. (Aerospace/Defense)	7,920	352,994
Regions Financial Corp. (Banks)	8,217	272,147
Reynolds American, Inc. (Agriculture)	1,485	171,221
Robert Half International, Inc. (Commercial Services)	2,970	124,740
Rockwell Collins, Inc. (Aerospace/Defense)	2,970	165,934
Rockwell International Corp. (Machinery-Diversified)	3,168	228,128
Rohm & Haas Co. (Chemicals)	2,574	129,009
Rowan Cos., Inc. (Oil & Gas)	1,881	66,945
Ryder System, Inc. (Transportation)	1,089	63,630
Sabre Holdings Corp. (Leisure Time)	2,376	52,272
SAFECO Corp. (Insurance)	2,079	117,152
Safeway, Inc. (Food)	8,118	211,068
SanDisk Corp. * (Computers)	3,366	171,599
Sanmina-SCI Corp. * (Electronics)	9,108	41,897
Sara Lee Corp. (Food)	13,761	220,451
Schering-Plough Corp. (Pharmaceuticals)	26,532	504,904
Schlumberger, Ltd. (Oil & Gas Services)	20,493	1,334,299
Schwab (Diversified Financial Services)	17,424	278,436
Sealed Air Corp. (Packaging & Containers)	1,485	77,339
Sears Holdings Corp. * (Retail)	1,782	275,925
Sempra Energy (Gas)	4,653	211,618
Sherwin-Williams Co. (Chemicals)	1,980	94,010
Sigma-Aldrich Corp. (Chemicals)	1,188	86,296
Simon Property Group, Inc. ( REIT)	3,267	270,965
SLM Corp. (Diversified Financial Services)	7,425	392,931
Snap-on, Inc. (Hand/Machine Tools)	1,089	44,017
Solectron Corp. * (Electronics)	15,444	52,818
Southern Co. (Electric)	13,365	428,348
Southwest Airlines Co. (Airlines)	12,375	202,579
Sovereign Bancorp, Inc. (Savings & Loans)	6,831	138,738
Sprint Corp. (Telecommunications)	53,064	1,060,749
St. Jude Medical, Inc. * (Healthcare-Products)	6,039	195,784
St. Paul Cos., Inc. (Insurance)	12,276	547,264
Staples, Inc. (Retail)	12,573	305,775
Starbucks Corp. * (Retail)	13,662	515,877
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,861	232,972
State Street Corp. (Banks)	5,841	339,304
Stryker Corp. (Healthcare-Products)	5,148	216,782
Sun Microsystems, Inc. * (Computers)	61,083	253,494
Sunoco, Inc. (Oil & Gas)	2,376	164,633
SunTrust Banks, Inc. (Banks)	6,534	498,283
SuperValu, Inc. (Food)	3,663	112,454
Symantec Corp. * (Internet)	18,315	284,615
Symbol Technologies, Inc. (Electronics)	4,554	49,138
Synovus Financial Corp. (Banks)	5,742	153,771
Sysco Corp. (Food)	11,187	341,874

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

T. Rowe Price Group, Inc. (Diversified Financial Services)	4,554	$172,187
Target Corp. (Retail)	15,345	749,910
TECO Energy, Inc. (Electric)	3,762	56,204
Tektronix, Inc. (Electronics)	1,485	43,689
Tellabs, Inc. * (Telecommunications)	7,821	104,098
Temple-Inland, Inc. (Forest Products & Paper)	1,980	84,883
Tenet Healthcare Corp. * (Healthcare-Services)	8,514	59,428
Teradyne, Inc. * (Semiconductors)	3,465	48,267
Texas Instruments, Inc. (Semiconductors)	27,324	827,644
Textron, Inc. (Miscellaneous Manufacturing)	2,277	209,894
The AES Corp. * (Electric)	12,177	224,666
The Dow Chemical Co. (Chemicals)	17,226	672,331
The E.W. Scripps Co.—Class A (Media)	1,584	68,334
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	2,178	84,223
The Gap, Inc. (Retail)	9,801	170,537
The Goldman Sachs Group, Inc. (Diversified Financial Services)	8,150	1,226,004
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	3,168	35,165
The Hershey Co. (Food)	3,168	174,462
The New York Times Co.—Class A (Media)	2,475	60,737
The Pepsi Bottling Group, Inc. (Beverages)	2,376	76,388
The Stanley Works (Hand/Machine Tools)	1,287	60,772
Thermo Electron Corp. * (Electronics)	2,970	107,633
Tiffany & Co. (Retail)	2,475	81,725
Time Warner, Inc. (Media)	77,418	1,339,331
TJX Cos., Inc. (Retail)	8,217	187,841
Torchmark Corp. (Insurance)	1,782	108,203
Transocean Sedco Forex, Inc. * (Oil & Gas)	5,643	453,246
Tribune Co. (Media)	4,059	131,633
TXU Corp. (Electric)	8,217	491,294
Tyco International, Ltd. (Miscellaneous Manufacturing)	36,333	999,158
Tyson Foods, Inc.—Class A (Food)	4,653	69,144
U.S. Bancorp (Banks)	32,274	996,621
Union Pacific Corp. (Transportation)	4,752	441,746
Unisys Corp. * (Computers)	6,138	38,547
United Parcel Service, Inc.—Class B (Transportation)	19,404	1,597,531
United States Steel Corp. (Iron/Steel)	1,881	131,896
United Technologies Corp. (Aerospace/Defense)	18,018	1,142,702
UnitedHealth Group, Inc. (Healthcare-Services)	24,651	1,103,872
Univision Communications, Inc.—Class A * (Media)	3,960	132,660
UnumProvident Corp. (Insurance)	5,247	95,128
UST, Inc. (Agriculture)	2,871	129,740
V.F. Corp. (Apparel)	1,584	107,585
Valero Energy Corp. (Oil & Gas)	10,692	711,232
VeriSign, Inc. * (Internet)	4,356	100,929
Verizon Communications, Inc. (Telecommunications)	52,272	1,750,589
Viacom, Inc.—Class B * (Media)	13,068	468,357
Vornado Realty Trust ( REIT)	2,178	212,464
Vulcan Materials Co. (Building Materials)	1,782	138,996
W.W. Grainger, Inc. (Distribution/Wholesale)	1,386	104,269
Wachovia Corp. (Banks)	28,809	1,557,991
Wal-Mart Stores, Inc. (Retail)	44,649	2,150,741
Walgreen Co. (Retail)	18,315	821,245
Walt Disney Co. (Media)	39,303	1,179,090
Washington Mutual, Inc. (Savings & Loans)	17,127	780,648
Waste Management, Inc. (Environmental Control)	9,801	351,660
Waters Corp. * (Electronics)	1,881	83,516
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,782	41,485
Weatherford International, Ltd. * (Oil & Gas Services)	5,940	294,743
WellPoint, Inc. * (Healthcare-Services)	11,286	821,282
Wells Fargo & Co. (Banks)	30,492	2,045,403
Wendy’s International, Inc. (Retail)	2,079	121,185
Weyerhaeuser Co. (Forest Products & Paper)	4,356	271,161
Whirlpool Corp. (Home Furnishings)	1,386	114,552
Whole Foods Market, Inc. (Food)	2,475	159,984
Williams Cos., Inc. (Pipelines)	10,395	242,828
Wrigley (Wm.) Jr. Co. (Food)	4,059	184,116
Wyeth (Pharmaceuticals)	24,255	1,077,165
Xcel Energy, Inc. (Electric)	7,326	140,513
Xerox Corp. * (Office/Business Equipment)	16,434	228,597
Xilinx, Inc. (Semiconductors)	6,039	136,783
XL Capital, Ltd.—Class A (Insurance)	3,267	200,267
XTO Energy, Inc. (Oil & Gas)	6,435	284,877
Yahoo!, Inc. * (Internet)	21,978	725,274
YUM! Brands, Inc. (Retail)	4,851	243,860
Zimmer Holdings, Inc. * (Healthcare-Products)	4,455	252,688
Zions Bancorp (Banks)	1,881	146,605

TOTAL COMMON STOCKS (Cost $155,671,229)		205,302,610

Repurchase Agreements (3.3%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $7,116,923 (Collateralized by $7,200,000 Federal Home Loan Bank, 4.625%, 1/18/08, market value $7,259,130)	$7,114,000	7,114,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,114,000)		7,114,000

TOTAL INVESTMENT SECURITIES
(Cost $162,785,229)—99.6%		212,416,610
Net other assets (liabilities)—0.4%		811,056

NET ASSETS—100.0%		$213,227,666

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $8,960,000)	28	$110,929

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2006:
Advertising	0.2%
Aerospace/Defense	2.1%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	6.5%
Beverages	2.1%
Biotechnology	1.0%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Building Materials	0.2%
Chemicals	1.3%
Coal	0.1%
Commercial Services	0.8%
Computers	3.5%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	8.0%
Electric	3.1%
Electrical Components & Equipment	0.4%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.0%
Healthcare-Services	1.6%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.6%
Internet	1.7%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	3.2%
Mining	0.7%
Miscellaneous Manufacturing	5.2%
Office/Business Equipment	0.2%
Oil & Gas	7.7%
Oil & Gas Services	1.5%
Packaging & Containers	0.1%
Pharmaceuticals	5.7%
Pipelines	0.3%
Real Estate Investment Trust	0.9%
Retail	5.7%
Savings & Loans	0.6%
Semiconductors	2.6%
Software	3.5%
Telecommunications	5.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other ***	3.7%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $155,671,229)	$205,302,610
Repurchase agreements, at cost	7,114,000

Total Investment Securities	212,416,610
Cash	19,559
Segregated cash balances with brokers for futures contracts	528,850
Dividends and interest receivable	196,680
Receivable for capital shares issued	8,748,823
Prepaid expenses	2,763

Total Assets	221,913,285

Liabilities:
Payable for investments purchased	8,199,391
Payable for capital shares redeemed	56,538
Variation margin on futures contracts	14,579
Advisory fees payable	108,180
Management services fees payable	14,424
Administration fees payable	4,570
Administrative services fees payable	54,957
Distribution fees payable	61,028
Trustee fees payable	17
Transfer agency fees payable	4,647
Fund accounting fees payable	6,815
Compliance services fees payable	1,892
Other accrued expenses	158,581

Total Liabilities	8,685,619

Net Assets	$213,227,666

Net Assets consist of:
Capital	$178,699,586
Accumulated net investment income (loss)	682,074
Accumulated net realized gains (losses) on investments	(15,896,304)
Net unrealized appreciation (depreciation) on investments	49,742,310

Net Assets	$213,227,666

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	7,432,971

Net Asset Value (offering and redemption price per share)	$28.69

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$1,866,085
Interest	201,771

Total Investment Income	2,067,856

Expenses:
Advisory fees	784,430
Management services fees	156,887
Administration fees	32,518
Transfer agency fees	46,988
Administrative services fees	413,708
Distribution fees	261,477
Custody fees	42,890
Fund accounting fees	75,043
Trustee fees	1,770
Compliance services fees	4,189
Other fees	88,348

Total Gross Expenses before reductions	1,908,248
Less Expenses reduced by the Advisor	(14,959)

Total Net Expenses	1,893,289

Net Investment Income (Loss)	174,567

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,822,607
Net realized gains (losses) on futures contracts	(504,710)
Change in net unrealized appreciation/depreciation on investments	1,040,228

Net Realized and Unrealized Gains (Losses) on Investments	4,358,125

Change in Net Assets Resulting from Operations	$4,532,692

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$174,567	$507,507
Net realized gains (losses) on investments	3,317,897	10,974,430
Change in net unrealized appreciation/depreciation on investments	1,040,228	(8,276,270)

Change in net assets resulting from operations	4,532,692	3,205,667

Distributions to Shareholders From:
Net investment income	—	(634,599)

Change in net assets resulting from distributions	—	(634,599)

Capital Transactions:
Proceeds from shares issued	327,367,108	1,352,950,949
Dividends reinvested	—	634,599
Cost of shares redeemed	(416,218,315)	(1,449,867,511)

Change in net assets resulting from capital transactions	(88,851,207)	(96,281,963)

Change in net assets	(84,318,515)	(93,710,895)
Net Assets:
Beginning of period	297,546,181	391,257,076

End of period	$213,227,666	$297,546,181

Accumulated net investment income (loss)	$682,074	$507,507

Share Transactions:
Issued	11,342,337	49,303,619
Reinvested	—	22,616
Redeemed	(14,436,378)	(52,978,978)

Change in shares	(3,094,041)	(3,652,743)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	For the period May 1, 2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$28.27		$27.519	$25.72	$20.48	$26.94	$30.00

Investment Activities:
Net investment income (loss) (b)	0.02		0.06	0.06	(0.05)	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments	0.40		0.69	2.19	5.29	(6.42)	(2.95)

Total income (loss) from investment activities	0.42		0.75	2.25	5.24	(6.46)	(3.06)

Distributions to Shareholders From:
Net investment income	—		(0.07)	—	—	—	—

Net realized gains on investments	—		—	(0.38)	—	—	—

Total distributions	—		(0.07)	(0.38)	—	—	—

Net Asset Value, End of Period	$28.69		$28.27	$27.59	$25.72	$20.48	$26.94

Total Return	1.49	% (c)	2.74%	8.83%	25.59%	(23.98)%	(10.20	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.82%		1.78%	1.78%	1.87%	1.91%	2.25%
Net expenses (d)	1.81%		1.78%	1.78%	1.87%	1.91%	2.25%
Net investment income (loss) (d)	0.17%		0.21%	0.22%	(0.24)%	(0.18)%	(0.60)%

Supplemental Data:
Net assets, end of period (000’s)	$213,228		$297,546	$391,257	$223,123	$92,750	$20,586
Portfolio turnover rate (e)	97	% (c)	273%	202%	392%	260%	325	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	78%
Futures Contracts	4%
Swap Agreements	18%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
Russell 2000 - Sector Composition
% of Index

Financial	21.64%
Consumer, Non-cyclical	19.31%
Consumer, Cyclical	14.05%
Industrial	13.62%
Technology	9.79%
Communications	9.69%
Energy	5.52%
Basic Materials	3.57%
Utilities	2.77%
Diversified	0.04%

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (77.6%)
	Shares	Value

3Com Corp. * (Telecommunications)	34,398	$176,118
Aaron Rents, Inc. (Commercial Services)	4,158	111,767
ABM Industries, Inc. (Commercial Services)	5,670	96,957
Acadia Realty Trust (REIT)	5,292	125,156
Accredited Home Lenders * (Diversified Financial Services)	1,512	72,289
Actuant Corp. (Miscellaneous Manufacturing)	3,402	169,930
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,048	235,328
Acxiom Corp. (Software)	7,938	198,450
Adaptec, Inc. * (Telecommunications)	22,680	98,431
ADTRAN, Inc. (Telecommunications)	5,292	118,700
Advance America Cash Advance Centers, Inc. (Commercial Services)	5,670	99,452
Advanta Corp.—Class B (Diversified Financial Services)	3,024	108,713
Advent Software, Inc. * (Software)	4,914	177,248
Advisory Board Co. * (Commercial Services)	1,890	90,890
ADVO, Inc. (Advertising)	3,024	74,421
Aeroflex, Inc. * (Telecommunications)	9,450	110,282
Aeropostale, Inc. * (Retail)	4,914	141,965
AGCO Corp. * (Machinery-Diversified)	7,560	198,979
Agile Software Corp. * (Internet)	25,704	162,963
AirTran Holdings, Inc. * (Airlines)	8,316	123,576
Alabama National BanCorp (Banks)	1,134	77,282
Alaska Air Group, Inc. * (Airlines)	3,024	119,206
Albany International Corp.—Class A (Machinery-Diversified)	3,024	128,187
Aleris International, Inc. * (Environmental Control)	3,402	155,982
Alexandria Real Estate Equities, Inc. (REIT)	1,890	167,605
Alexion Pharmaceuticals, Inc. * (Biotechnology)	4,158	150,187
Alkermes, Inc. * (Pharmaceuticals)	10,584	200,249
ALLETE, Inc. (Electric)	1,890	89,492
Amcore Financial, Inc. (Banks)	3,024	88,633
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	4,914	84,079
American Home Mortgage Investment Corp. (REIT)	2,646	97,532
American Medical Systems Holdings, Inc. * (Healthcare-Products)	5,670	94,406
American States Water Co. (Water)	2,646	94,330
AmSurg Corp. * (Healthcare-Services)	2,646	60,197
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	9,828	485,209
Analogic Corp. (Electronics)	1,890	88,093
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,780	114,043
Andrx Group * (Pharmaceuticals)	5,670	131,487
Angelica Corp. (Textiles)	4,158	72,931
Anixter International, Inc. (Telecommunications)	3,780	179,399
ANSYS, Inc. * (Software)	4,158	198,836
Anthracite Capital, Inc. (REIT)	5,292	64,351
Apollo Investment Corp. (Investment Companies)	4,914	90,811
Applera Corp.—Celera Genomics Group * (Biotechnology)	6,048	78,322
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,536	110,270
Applied Micro Circuits Corp. * (Semiconductors)	37,044	101,130
Apria Healthcare Group, Inc. * (Healthcare-Services)	3,780	71,442
aQuantive, Inc. * (Internet)	5,670	143,621
Aquila, Inc. * (Electric)	22,302	93,891
Arbitron, Inc. (Commercial Services)	3,024	115,910
Argonaut Group, Inc. * (Insurance)	3,780	113,551
Arkansas Best Corp. (Transportation)	3,024	151,835
Armor Holdings, Inc. * (Aerospace/Defense)	3,024	165,806
Arris Group, Inc. * (Telecommunications)	11,340	148,781
Arrow Financial Corp. (Banks)	4,158	114,054
ArthroCare Corp. * (Healthcare-Products)	2,646	111,158
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,048	103,965
Atmel Corp. * (Semiconductors)	43,470	241,258
ATMI, Inc. * (Semiconductors)	3,780	93,064
Atwood Oceanics, Inc. * (Oil & Gas)	3,780	187,488
Audiovox Corp.—Class A * (Telecommunications)	6,048	82,616
Aviall, Inc. * (Distribution/Wholesale)	3,024	143,700
Avista Corp. (Electric)	6,426	146,705
Avocent Corp. * (Internet)	5,670	148,838
Axcelis Technologies, Inc. * (Semiconductors)	11,718	69,136
Aztar Corp. * (Lodging)	3,024	157,127
Baldor Electric Co. (Hand/Machine Tools)	4,536	141,931
Bally Technologies, Inc. * (Entertainment)	4,914	80,934
BancorpSouth, Inc. (Banks)	5,292	144,207

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Bandag, Inc. (Auto Parts & Equipment)	2,268	$82,986
Bank Mutual Corp. (Banks)	10,206	124,717
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	6,048	89,752
BankUnited Financial Corp.—Class A (Savings & Loans)	4,158	126,902
Banner Corp. (Banks)	3,024	116,545
Banta Corp. (Commercial Services)	3,024	140,102
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,536	90,493
BE Aerospace, Inc. * (Aerospace/Defense)	5,292	120,975
BearingPoint, Inc. * (Commercial Services)	15,498	129,718
Belden, Inc. (Electrical Components & Equipment)	5,292	174,900
Benchmark Electronics, Inc. * (Electronics)	7,182	173,230
Berry Petroleum Co.—Class A (Oil & Gas)	3,780	125,307
Big Lots, Inc. * (Retail)	10,206	174,317
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	1,512	98,189
BioMed Realty Trust, Inc. (REIT)	3,780	113,173
Biosite Diagnostics, Inc. * (Healthcare-Products)	1,890	86,297
Black Box Corp. (Telecommunications)	2,268	86,932
Black Hills Corp. (Electric)	2,646	90,837
Blockbuster, Inc.—Class A * (Retail)	15,498	77,180
Blyth, Inc. (Household Products/Wares)	2,268	41,867
Bob Evans Farms, Inc. (Retail)	4,536	136,125
Boston Private Financial Holdings, Inc. (Banks)	4,158	116,008
Bowater, Inc. (Forest Products & Paper)	4,536	103,194
Bowne & Co., Inc. (Commercial Services)	6,804	97,297
Brady Corp.—Class A (Electronics)	3,780	139,255
Brandywine Realty Trust (REIT)	3,780	121,603
Briggs & Stratton Corp. (Machinery-Diversified)	4,914	152,875
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,268	85,481
Bristow Group, Inc. * (Transportation)	3,024	108,864
Brocade Communications Systems, Inc. * (Computers)	24,570	150,860
Brookline Bancorp, Inc. (Savings & Loans)	6,804	93,691
Brooks Automation, Inc. * (Semiconductors)	4,914	57,985
Brown Shoe Co., Inc. (Retail)	3,402	115,940
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	3,402	171,801
Building Materials Holding Corp. (Distribution/Wholesale)	2,268	63,209
Cabot Microelectronics Corp. * (Chemicals)	2,268	68,743
Cabot Oil & Gas Corp. (Oil & Gas)	4,158	203,742
California Water Service Group (Water)	2,268	81,058
Callaway Golf Co. (Leisure Time)	7,182	93,294
Cambrex Corp. (Biotechnology)	6,048	125,980
CARBO Ceramics, Inc. (Oil & Gas Services)	1,512	74,285
Carpenter Technology Corp. (Iron/Steel)	2,268	261,954
Carter’s, Inc. * (Apparel)	3,024	79,924
Cascade Bancorp (Banks)	4,536	129,321
Cascade Natural Gas Corp. (Gas)	4,536	95,664
Casey’s General Stores, Inc. (Retail)	6,804	170,168
Catalina Marketing Corp. (Advertising)	4,536	129,095
Cathay Bancorp, Inc. (Banks)	4,158	151,268
CEC Entertainment, Inc. * (Retail)	3,024	97,131
Centene Corp. * (Healthcare-Services)	3,780	88,943
Central Garden & Pet Co. * (Household Products/Wares)	2,268	97,637
Central Pacific Financial Corp. (Banks)	2,268	87,772
CH Energy Group, Inc. (Electric)	1,512	72,576
Champion Enterprises, Inc. * (Home Builders)	8,316	91,809
Charming Shoppes, Inc. * (Retail)	12,096	135,959
Chattem, Inc. * (Cosmetics/Personal Care)	2,268	68,879
Checkpoint Systems, Inc. * (Electronics)	6,804	151,117
Chemed Corp. (Commercial Services)	2,268	123,674
Chemical Financial Corp. (Banks)	2,646	80,968
Cheniere Energy, Inc. * (Oil & Gas)	3,780	147,420
Chiquita Brands International, Inc. (Food)	3,024	41,671
Chittenden Corp. (Banks)	3,780	97,713
Ciber, Inc. * (Computers)	13,608	89,677
CIENA Corp. * (Telecommunications)	48,762	234,545
Cimarex Energy Co. (Oil & Gas)	6,426	276,318
Cincinnati Bell, Inc. * (Telecommunications)	28,350	116,235
Citizens Banking Corp. (Banks)	4,158	101,497
City Holding Co. (Banks)	2,268	81,966
CKE Restaurants, Inc. (Retail)	6,426	106,736
Clarcor, Inc. (Miscellaneous Manufacturing)	4,158	123,867
CLECO Corp. (Electric)	4,914	114,251
Cleveland-Cliffs, Inc. (Iron/Steel)	1,890	149,858
CMGI, Inc. * (Internet)	41,958	50,769
CNET Networks, Inc. * (Internet)	14,742	117,641
Coca-Cola Bottling Co. Consolidated (Beverages)	2,268	115,146
Coeur d’Alene Mines Corp. * (Mining)	24,192	116,364
Cognex Corp. (Machinery-Diversified)	4,914	127,911
Coherent, Inc. * (Electronics)	3,780	127,499
Coldwater Creek, Inc. * (Retail)	4,914	131,499
Colonial Properties Trust (REIT)	2,646	130,712
Columbia Banking System, Inc. (Banks)	4,158	155,425
Commercial Capital Bancorp, Inc. (Savings & Loans)	4,536	71,442
Commercial Metals Co. (Metal Fabricate/Hardware)	10,584	272,009
Commercial Net Lease Realty (REIT)	3,780	75,411
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,890	62,672
Commscope, Inc. * (Telecommunications)	6,426	201,905
Community Bank System, Inc. (Banks)	3,780	76,243
Comstock Resources, Inc. * (Oil & Gas)	4,914	146,732
Comtech Telecommunications Corp. * (Telecommunications)	2,268	66,384
CONMED Corp. * (Healthcare-Products)	3,024	62,597
Consolidated Graphics, Inc. * (Commercial Services)	2,646	137,751
Continental Airlines, Inc.—Class B * (Airlines)	4,914	146,437
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	6,048	67,375
Corinthian Colleges, Inc. * (Commercial Services)	7,560	108,562
Corn Products International, Inc. (Food)	5,670	173,503
Corporate Office Properties Trust (REIT)	3,024	127,250
Corrections Corp. of America * (Commercial Services)	3,780	200,113
Corus Bankshares, Inc. (Banks)	3,024	79,168
CoStar Group, Inc. * (Commercial Services)	2,268	135,694
Cousins Properties, Inc. (REIT)	2,646	81,841
Covanta Holding Corp. * (Energy-Alternate Sources)	3,780	66,717
Cox Radio, Inc.—Class A * (Media)	6,048	87,212
Crane Co. (Miscellaneous Manufacturing)	4,536	188,698
Credence Systems Corp. * (Semiconductors)	8,694	30,429
Cross Country Healthcare, Inc. * (Commercial Services)	5,292	96,261
CSG Systems International, Inc. * (Software)	5,670	140,276
CSK Auto Corp. * (Retail)	5,670	67,870
CTS Corp. (Electronics)	8,694	129,454
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	7,182	180,843
Cumulus Media, Inc.—Class A * (Media)	8,316	88,732
Curtiss-Wright Corp. (Aerospace/Defense)	5,292	163,417
CV Therapeutics, Inc. * (Pharmaceuticals)	4,536	63,368
CVB Financial Corp. (Banks)	6,426	100,631
Cyberonics, Inc. * (Healthcare-Products)	1,512	32,236
Cymer, Inc. * (Electronics)	4,158	193,181
Cypress Semiconductor Corp. * (Semiconductors)	12,096	175,876
Delphi Financial Group, Inc.—Class A (Insurance)	4,536	164,930
Delta & Pine Land Co. (Agriculture)	3,402	100,019
Dendrite International, Inc. * (Software)	5,670	52,391

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

DeVry, Inc. * (Commercial Services)	4,914	$107,961
Diagnostic Products Corp. (Healthcare-Products)	1,890	109,941
Digital Insight Corp. * (Internet)	3,780	129,616
Digital River, Inc. * (Internet)	3,402	137,407
Digitas, Inc. * (Internet)	8,694	101,024
Dionex Corp. * (Electronics)	2,268	123,969
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	2,268	102,219
Doral Financial Corp. (Diversified Financial Services)	6,804	43,614
Dress Barn, Inc. * (Retail)	7,560	191,645
Drew Industries, Inc. * (Building Materials)	4,536	146,966
DRS Technologies, Inc. (Aerospace/Defense)	2,268	110,565
DSP Group, Inc. * (Semiconductors)	3,780	93,933
Duquesne Light Holdings, Inc. (Electric)	4,914	80,786
Dycom Industries, Inc. * (Engineering & Construction)	4,536	96,571
Eagle Materials, Inc.—Class A (Building Materials)	5,670	269,326
EarthLink, Inc. * (Internet)	12,096	104,751
EastGroup Properties, Inc. (REIT)	1,890	88,225
Eclipsys Corp. * (Software)	5,292	96,103
Education Realty Trust, Inc. (REIT)	6,048	100,699
eFunds Corp. * (Software)	4,914	108,354
EGL, Inc. * (Transportation)	3,780	189,755
El Paso Electric Co. * (Electric)	4,914	99,066
Electronics for Imaging, Inc. * (Computers)	4,914	102,604
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	4,158	74,345
ElkCorp (Building Materials)	2,268	62,982
EMCOR Group, Inc. * (Engineering & Construction)	4,536	220,768
Emmis Communications Corp. * (Media)	4,914	76,855
Empire District Electric Co. (Electric)	3,780	77,679
Emulex Corp. * (Semiconductors)	7,182	116,851
Encore Acquisition Co. * (Oil & Gas)	4,914	131,843
Energy Partners, Ltd. * (Oil & Gas)	4,158	78,794
Entegris, Inc. * (Semiconductors)	10,206	97,263
Entercom Communications Corp. (Media)	4,158	108,773
Entertainment Properties Trust (REIT)	2,646	113,910
Entravision Communications Corp. * (Media)	11,718	100,423
Enzon, Inc. * (Biotechnology)	14,364	108,305
Epicor Software Corp. * (Software)	6,804	71,646
Equinix, Inc. * (Internet)	1,890	103,685
Equity Inns, Inc. (REIT)	6,804	112,674
Equity Lifestyle Properties, Inc. (REIT)	2,268	99,406
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,268	121,225
Esterline Technologies Corp. * (Aerospace/Defense)	2,646	110,047
Ethan Allen Interiors, Inc. (Home Furnishings)	3,402	124,343
Euronet Worldwide, Inc. * (Commercial Services)	3,024	116,031
Exar Corp. * (Semiconductors)	9,450	125,402
Exelixis, Inc. * (Biotechnology)	12,852	129,163
F.N.B. Corp. (Banks)	5,292	83,455
FactSet Research Systems, Inc. (Computers)	3,402	160,915
Fairchild Semiconductor International, Inc. * (Semiconductors)	11,340	206,047
Federal Signal Corp. (Miscellaneous Manufacturing)	6,048	91,567
FEI Co. * (Electronics)	3,402	77,157
FelCor Lodging Trust, Inc. (REIT)	4,536	98,613
Ferro Corp. (Chemicals)	4,536	72,395
Fidelity Bankshares, Inc. (Savings & Loans)	4,158	132,308
Filenet Corp. * (Software)	3,780	101,795
Financial Federal Corp. (Diversified Financial Services)	4,536	126,146
First BanCorp. (Banks)	3,402	31,639
First Charter Corp. (Banks)	3,402	83,451
First Citizens BancShares, Inc.—Class A (Banks)	378	75,789
First Commonwealth Financial Corp. (Banks)	5,670	72,009
First Community Bancorp—Class A (Banks)	1,890	111,661
First Financial Bancorp (Banks)	4,158	61,996
First Financial Bankshares, Inc. (Banks)	2,646	96,685
First Financial Holdings, Inc. (Savings & Loans)	3,024	96,768
First Industrial Realty Trust, Inc. (REIT)	3,024	114,731
First Merchants Corp. (Banks)	3,780	91,892
First Midwest Bancorp, Inc. (Banks)	3,780	140,162
First Niagara Financial Group, Inc. (Savings & Loans)	8,316	116,590
First Republic Bank (Banks)	1,890	86,562
FirstFed Financial Corp. * (Savings & Loans)	1,890	108,996
Fisher Communications, Inc. * (Media)	3,024	127,401
Florida East Coast Industries, Inc. (Transportation)	2,646	138,465
Flowers Foods, Inc. (Food)	3,402	97,433
Flowserve Corp. * (Machinery-Diversified)	4,536	258,098
Flushing Financial Corp. (Savings & Loans)	4,914	88,255
FormFactor, Inc. * (Semiconductors)	4,158	185,572
Forward Air Corp. (Transportation)	2,646	107,772
Fossil, Inc. * (Household Products/Wares)	4,914	88,501
Foundry Networks, Inc. * (Telecommunications)	13,986	149,091
Franklin Bank Corp. Houston * (Savings & Loans)	4,536	91,582
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,024	156,159
Fremont General Corp. (Banks)	6,426	119,267
Frontier Financial Corp. (Banks)	4,914	167,026
Frontier Oil Corp. (Oil & Gas)	9,072	293,933
FTI Consulting, Inc. * (Commercial Services)	4,158	111,310
Fuller (H.B.) Co. (Chemicals)	3,402	148,225
Furniture Brands International, Inc. (Home Furnishings)	4,536	94,530
G&K Services, Inc. (Textiles)	2,646	90,758
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	3,024	111,162
GameStop Corp. (New)—Class B * (Retail)	4,158	142,412
Gardner Denver, Inc. * (Machinery-Diversified)	6,048	232,848
Gartner Group, Inc. * (Commercial Services)	7,560	107,352
Gateway, Inc. * (Computers)	29,484	56,020
GATX Corp. (Trucking & Leasing)	3,402	144,585
Gaylord Entertainment Co. * (Lodging)	4,158	181,455
Gemstar-TV Guide International, Inc. * (Media)	18,900	66,528
GenCorp, Inc. * (Aerospace/Defense)	4,914	78,771
General Communication, Inc.—Class A * (Telecommunications)	8,694	107,110
Genesco, Inc. * (Retail)	3,024	102,423
Genesee & Wyoming, Inc.—Class A * (Transportation)	4,536	160,892
Genesis Healthcare Corp. * (Healthcare-Services)	1,512	71,623
Genesis Microchip, Inc. * (Semiconductors)	4,158	48,066
Georgia Gulf Corp. (Chemicals)	3,402	85,118
Glacier Bancorp, Inc. (Banks)	3,780	110,641
Glimcher Realty Trust (REIT)	2,646	65,647
Global Imaging Systems, Inc. * (Office/Business Equipment)	3,780	156,038
Gold Kist, Inc. * (Food)	4,158	55,592
Golden Telecom, Inc. (Telecommunications)	3,024	76,658
Granite Construction, Inc. (Engineering & Construction)	2,646	119,784
Greater Bay Bancorp (Banks)	4,536	130,410
Greif Brothers Corp.—Class A (Packaging & Containers)	2,268	170,009
Grey Wolf, Inc. * (Oil & Gas)	17,766	136,798
Griffon Corp. * (Miscellaneous Manufacturing)	4,536	118,390
Group 1 Automotive, Inc. (Retail)	4,536	255,557
Guitar Center, Inc. * (Retail)	2,268	100,858
Haemonetics Corp. * (Healthcare-Products)	2,268	105,485
Hancock Holding Co. (Banks)	2,646	148,176
Hanover Compressor Co. * (Oil & Gas Services)	7,938	149,076
Harbor Florida Bancshares, Inc. (Savings & Loans)	3,024	112,311
Harland (John H.) Co. (Household Products/Wares)	4,158	180,874

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Harleysville National Corp. (Banks)	3,024	$64,139
Headwaters, Inc. * (Energy-Alternate Sources)	3,780	96,616
Healthways, Inc. * (Healthcare-Services)	3,024	159,183
Heartland Express, Inc. (Transportation)	6,048	108,199
HEICO Corp. (Aerospace/Defense)	4,914	139,312
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	7,560	305,122
Hercules, Inc. * (Chemicals)	10,962	167,280
Heritage Property Investment Trust (REIT)	1,890	65,999
Herley Industries, Inc. * (Aerospace/Defense)	6,804	76,273
Hibbett Sporting Goods, Inc. * (Retail)	4,536	108,410
Highwoods Properties, Inc. (REIT)	3,780	136,760
Hilb, Rogal, & Hobbs Co. (Insurance)	2,646	98,616
Holly Corp. (Oil & Gas)	4,536	218,635
Hologic, Inc. * (Healthcare-Products)	3,780	186,581
Home Properties of New York, Inc. (REIT)	2,268	125,897
Horace Mann Educators Corp. (Insurance)	4,914	83,292
Hot Topic, Inc. * (Retail)	4,158	47,859
Houston Exploration Co. * (Oil & Gas)	2,646	161,909
Human Genome Sciences, Inc. * (Biotechnology)	12,096	129,427
Hutchinson Technology, Inc. * (Computers)	2,268	49,057
Hydril * (Oil & Gas Services)	2,268	178,083
IBERIABANK Corp. (Banks)	1,512	87,000
ICOS Corp. * (Biotechnology)	7,182	157,932
IDACORP, Inc. (Electric)	3,780	129,616
IDT Corp.—Class B * (Telecommunications)	6,426	88,615
IHOP Corp. (Retail)	2,268	109,045
IKON Office Solutions, Inc. (Office/Business Equipment)	9,828	123,833
Imation Corp. (Computers)	3,024	124,135
Immucor, Inc. * (Healthcare-Products)	5,670	109,034
IMPAC Mortgage Holdings, Inc. (REIT)	5,292	59,165
Impax Laboratories, Inc. * (Pharmaceuticals)	5,292	33,075
Independent Bank Corp.—Massachusetts (Banks)	3,024	98,189
Independent Bank Corp.—Michigan (Banks)	3,024	79,531
Infinity Property & Casualty Corp. (Insurance)	2,646	108,486
Informatica Corp. * (Software)	10,206	134,311
Infospace, Inc. * (Internet)	3,024	68,554
Inland Real Estate Corp. (REIT)	4,914	73,120
Insight Enterprises, Inc. * (Retail)	6,426	122,415
Integra LifeSciences Holdings * (Biotechnology)	3,024	117,361
Integrated Device Technology, Inc. * (Semiconductors)	10,962	155,441
Interdigital Communications Corp. * (Telecommunications)	4,914	171,548
Intergraph Corp. * (Computers)	2,646	83,323
Intermagnetics General Corp. * (Electrical Components & Equipment)	5,670	152,977
Intermec Inc * (Machinery-Diversified)	4,914	112,727
Internet Security Systems, Inc. * (Internet)	4,536	85,504
Intuitive Surgical, Inc. * (Healthcare-Products)	3,024	356,742
Invacare Corp. (Healthcare-Products)	2,646	65,832
inVentiv Health, Inc. * (Advertising)	4,914	141,424
Investment Technology Group, Inc. * (Diversified Financial Services)	4,536	230,700
Itron, Inc. * (Electronics)	2,268	134,402
J2 Global Communications, Inc. * (Internet)	5,292	165,217
Jack Henry & Associates, Inc. (Computers)	7,560	148,630
Jack in the Box, Inc. * (Retail)	3,780	148,176
Jackson Hewitt Tax Service, Inc. (Commercial Services)	3,780	118,503
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	7,938	69,854
Jarden Corp. * (Household Products/Wares)	3,780	115,101
JLG Industries, Inc. (Machinery-Construction & Mining)	8,316	187,110
Jo-Ann Stores, Inc. * (Retail)	3,024	44,302
Jones Lang LaSalle, Inc. (Real Estate)	2,646	231,658
Journal Register Co. (Media)	7,182	64,351
K-Swiss, Inc.—Class A (Apparel)	3,024	80,741
K-V Pharmaceutical Co. * (Pharmaceuticals)	5,292	98,749
Kansas City Southern Industries, Inc. * (Transportation)	6,804	188,471
Kaydon Corp. (Metal Fabricate/Hardware)	4,158	155,135
KCS Energy, Inc. * (Oil & Gas)	6,426	190,852
Keane, Inc. * (Software)	7,938	99,225
Kellwood Co. (Apparel)	5,292	154,897
Kelly Services, Inc.—Class A (Commercial Services)	5,670	154,054
KEMET Corp. * (Electronics)	14,364	132,436
Kennametal, Inc. (Hand/Machine Tools)	3,402	211,775
Kenneth Cole Productions, Inc. (Retail)	3,024	67,526
Keynote Systems, Inc. * (Internet)	8,694	89,635
KFx, Inc. * (Energy-Alternate Sources)	5,670	86,638
Kilroy Realty Corp. (REIT)	2,268	163,863
Kimball International, Inc.—Class B (Home Furnishings)	7,938	156,458
Kindred Healthcare, Inc. * (Healthcare-Services)	2,268	58,968
Kirby Corp. * (Transportation)	4,536	179,172
KNBT Bancorp, Inc. (Savings & Loans)	8,316	137,380
Knight Capital Group, Inc.—Class A * (Diversified Financial Services)	12,852	195,736
Knight Transportation, Inc. (Transportation)	5,670	114,534
Komag, Inc. * (Computers)	3,024	139,648
Kronos, Inc. * (Computers)	3,024	109,499
Kyphon, Inc. * (Healthcare-Products)	3,024	116,001
La-Z-Boy, Inc. (Home Furnishings)	5,670	79,380
Labor Ready, Inc. * (Commercial Services)	4,914	111,302
Laclede Group, Inc. (Gas)	3,024	103,905
Lakeland Financial Corp. (Banks)	7,560	183,631
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,890	74,598
Landauer, Inc. (Commercial Services)	1,512	72,425
LaSalle Hotel Properties (REIT)	3,402	157,513
Laserscope * (Healthcare-Products)	1,890	58,231
LCA-Vision, Inc. (Healthcare-Products)	1,890	100,000
Lennox International, Inc. (Building Materials)	4,536	120,113
Level 3 Communications, Inc. * (Telecommunications)	56,700	251,748
Lexington Corporate Properties Trust (REIT)	4,536	97,978
LIFE TIME FITNESS, Inc. * (Leisure Time)	2,646	122,431
Lin TV Corp.—Class A * (Media)	6,426	48,516
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,402	213,136
Littelfuse, Inc. * (Electrical Components & Equipment)	3,024	103,965
LKQ Corp. * (Distribution/Wholesale)	4,536	86,184
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,646	142,937
Longs Drug Stores Corp. (Retail)	3,024	137,955
Longview Fibre Co. (Forest Products & Paper)	4,536	86,592
M/I Schottenstein Homes, Inc. (Home Builders)	1,512	53,041
Macdermid, Inc. (Chemicals)	3,402	97,978
Macrovision Corp. * (Entertainment)	5,292	113,884
MAF Bancorp, Inc. (Savings & Loans)	2,268	97,161
Magellan Health Services, Inc. * (Healthcare-Services)	3,024	137,017
Maguire Properties, Inc. (REIT)	3,024	106,354
Manhattan Associates, Inc. *(Computers)	4,914	99,705
Manitowoc Co. (Machinery-Diversified)	6,804	302,779
Martek Biosciences Corp. * (Biotechnology)	2,646	76,602
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	3,024	104,237
Maverick Tube Corp. * (Oil & Gas Services)	3,780	238,858
Maximus, Inc. (Commercial Services)	2,646	61,255
MB Financial, Inc. (Banks)	3,024	106,929
Medarex, Inc. * (Pharmaceuticals)	11,340	108,977

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Media General, Inc.—Class A (Media)	2,268	$95,007
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	4,536	108,864
Mentor Corp. (Healthcare-Products)	2,646	115,101
Mentor Graphics Corp. * (Computers)	7,938	103,035
Mercantile Bank Corp. (Banks)	2,268	90,380
Mercury Computer Systems, Inc. * (Computers)	3,024	46,539
Methode Electronics, Inc.—Class A (Electronics)	6,804	71,510
MGE Energy, Inc. (Electric)	2,268	70,648
MGI Pharma, Inc. * (Pharmaceuticals)	6,426	138,159
Micrel, Inc. * (Semiconductors)	10,206	102,162
Micros Systems, Inc. * (Computers)	3,402	148,599
Microsemi Corp. * (Semiconductors)	6,048	147,450
MicroStrategy, Inc.—Class A * (Software)	1,512	147,450
Mid-America Apartment Communities, Inc. (REIT)	1,890	105,368
Mid-State Bancshares (Banks)	3,024	84,672
Midas, Inc. * (Commercial Services)	3,780	69,552
Midwest Banc Holdings, Inc. (Banks)	4,914	109,337
Mine Safety Appliances Co. (Environmental Control)	2,646	106,369
Minerals Technologies, Inc. (Chemicals)	1,890	98,280
Modine Manufacturing Co. (Auto Parts & Equipment)	3,402	79,471
Monaco Coach Corp. (Home Builders)	4,536	57,607
Moneygram International, Inc. (Software)	7,182	243,829
Moog, Inc.—Class A * (Aerospace/Defense)	3,024	103,481
Movie Gallery, Inc. (Retail)	2,646	16,432
MPS Group, Inc. * (Commercial Services)	12,096	182,166
MTS Systems Corp. (Computers)	2,268	89,609
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,402	112,368
Myriad Genetics, Inc. * (Biotechnology)	6,048	152,712
Nabi Biopharmaceuticals * (Pharmaceuticals)	5,670	32,546
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	3,402	101,720
National Financial Partners (Diversified Financial Services)	3,402	150,743
National Penn Bancshares, Inc. (Banks)	4,914	97,592
National Presto Industries, Inc. (Housewares)	4,158	217,380
Nationwide Health Properties, Inc. (REIT)	4,914	110,614
Navigant Consulting Co. * (Commercial Services)	4,914	111,302
NBT Bancorp, Inc. (Banks)	4,158	96,590
NBTY, Inc. * (Pharmaceuticals)	4,536	108,456
NCI Building Systems, Inc. * (Building Materials)	2,646	140,688
NCO Group, Inc. * (Commercial Services)	4,158	109,938
Nektar Therapeutics * (Biotechnology)	7,938	145,583
NetBank, Inc. (Internet)	10,962	72,678
NETGEAR, Inc. * (Telecommunications)	3,780	81,837
NetIQ Corp. * (Software)	7,560	92,156
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	4,536	48,082
New Jersey Resources Corp. (Gas)	2,268	106,097
NewAlliance Bancshares, Inc. (Savings & Loans)	12,474	178,503
Newcastle Investment Corp. (REIT)	3,402	86,139
Newpark Resources, Inc. * (Oil & Gas Services)	10,962	67,416
NGP Capital Resources Co. (Investment Companies)	9,828	143,783
NICOR, Inc. (Gas)	1,890	78,435
Nordson Corp. (Machinery-Diversified)	3,024	148,720
Northwest Natural Gas Co. (Gas)	2,646	97,981
NorthWestern Corp. (Electric)	2,646	90,890
Novastar Financial, Inc. (REIT)	1,890	59,743
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	9,072	44,271
Nu Skin Enterprises, Inc. (Retail)	4,914	72,973
Oceaneering International, Inc. * (Oil & Gas Services)	8,316	381,288
Ohio Casualty Corp. (Insurance)	4,914	146,093
Oil States International, Inc. * (Oil & Gas Services)	4,536	155,494
Old National Bancorp (Banks)	5,670	113,230
Old Second Bancorp, Inc. (Banks)	3,024	93,744
Olin Corp. (Chemicals)	6,048	108,441
OM Group, Inc. * (Chemicals)	3,024	93,290
OMEGA Healthcare Investors, Inc. (REIT)	6,804	89,949
OmniVision Technologies, Inc. * (Semiconductors)	6,426	135,717
ON Semiconductor Corp. * (Semiconductors)	16,254	95,574
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	3,024	50,894
Openwave Systems, Inc. * (Internet)	7,182	82,880
Orbital Sciences Corp. * (Aerospace/Defense)	7,938	128,119
Otter Tail Power Co. (Electric)	3,402	92,977
Owens & Minor, Inc. (Distribution/Wholesale)	3,780	108,108
Oxford Industries, Inc. (Apparel)	2,268	89,382
P.F. Chang’s China Bistro, Inc. * (Retail)	3,024	114,972
Pacer International, Inc. (Transportation)	3,402	110,837
Pacific Capital Bancorp (Banks)	3,780	117,634
Pacific Sunwear of California, Inc. * (Retail)	6,804	121,996
Palm, Inc. * (Computers)	6,804	109,544
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,402	62,801
Parametric Technology Corp. * (Software)	9,828	124,914
Park Electrochemical Corp. (Electronics)	4,914	126,536
Park National Corp. (Banks)	1,134	112,051
Parker Drilling Co. * (Oil & Gas)	12,852	92,277
Partners Trust Financial Group, Inc. (Savings & Loans)	6,804	77,634
Payless ShoeSource, Inc. * (Retail)	6,048	164,324
Pediatrix Medical Group, Inc. * (Healthcare-Services)	3,780	171,234
Peet’s Coffee & Tea, Inc. * (Beverages)	2,646	79,883
Penn Virginia Corp. (Oil & Gas)	2,268	158,488
Pennsylvania REIT	2,646	106,819
Peoples Energy Corp. (Gas)	2,268	81,444
Pep Boys-Manny, Moe & Jack (Retail)	6,426	75,377
Performance Food Group Co. * (Food)	3,402	103,353
Pericom Semiconductor Corp. * (Semiconductors)	14,742	122,359
Perot Systems Corp.—Class A * (Computers)	9,072	131,363
Perrigo Co. (Pharmaceuticals)	7,938	127,802
PETCO Animal Supplies, Inc. * (Retail)	5,292	108,116
Pharmion Corp. * (Pharmaceuticals)	3,402	57,936
PHH Corp. * (Commercial Services)	4,536	124,921
Phillips-Van Heusen Corp. (Apparel)	3,780	144,245
Photronics, Inc. * (Semiconductors)	3,402	50,350
Pier 1 Imports, Inc. (Retail)	9,072	63,323
Pinnacle Entertainment, Inc. * (Entertainment)	5,292	162,200
Plantronics, Inc. (Telecommunications)	4,914	109,140
Plexus Corp. * (Electronics)	7,560	258,627
PMC-Sierra, Inc. * (Semiconductors)	18,144	170,554
Polycom, Inc. * (Telecommunications)	9,450	207,144
PolyMedica Corp. (Healthcare-Products)	3,024	108,743
Post Properties, Inc. (REIT)	3,402	154,247
Potlatch Corp. (Forest Products & Paper)	2,646	99,887
Power Integrations, Inc. * (Semiconductors)	4,158	72,682
Powerwave Technologies, Inc. * (Telecommunications)	10,584	96,526
Premiere Global Services, Inc. * (Telecommunications)	7,560	57,078
Price Communications Corp. * (Telecommunications)	7,938	134,549
ProAssurance Corp. * (Insurance)	2,646	127,484
Progress Software Corp. * (Software)	3,780	88,490
ProQuest Co. * (Internet)	3,402	41,811
Prosperity Bancshares, Inc. (Banks)	4,158	136,757
Provident Bankshares Corp. (Banks)	3,024	110,043
Provident Financial Services, Inc. (Savings & Loans)	6,048	108,562
Provident New York Bancorp (Savings & Loans)	9,450	124,929
PS Business Parks, Inc. (REIT)	1,512	89,208
PSS World Medical, Inc. * (Healthcare-Products)	6,426	113,419
Psychiatric Solutions, Inc. * (Healthcare-Services)	3,780	108,335
Quanex Corp. (Metal Fabricate/Hardware)	3,402	146,524
Quanta Services, Inc. * (Commercial Services)	10,206	176,870
Quest Software, Inc. * (Software)	7,560	106,142
Radio One, Inc. * (Media)	8,694	64,336
RAIT Investment Trust (REIT)	3,024	88,301

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Ralcorp Holdings, Inc. * (Food)	2,646	$112,534
Rambus, Inc. * (Semiconductors)	7,560	172,444
RARE Hospitality International, Inc. * (Retail)	3,780	108,713
RC2 Corp. * (Toys/Games/Hobbies)	2,646	102,294
Reader’s Digest Association, Inc. (Media)	9,072	126,645
Red Robin Gourmet Burgers, Inc. * (Retail)	1,512	64,351
Redwood Trust, Inc. (REIT)	1,512	73,831
Regal-Beloit Corp. (Hand/Machine Tools)	4,536	200,264
Regis Corp. (Retail)	4,536	161,527
Reliance Steel & Aluminum Co. (Iron/Steel)	3,402	282,196
Remington Oil & Gas Corp. * (Oil & Gas)	3,402	149,586
Republic Bancorp, Inc. (Banks)	6,804	84,302
Resource America, Inc.—Class A (Holding Companies-Diversified)	2,646	50,406
Resources Connection, Inc. * (Commercial Services)	4,158	104,033
RF Micro Devices, Inc. * (Telecommunications)	20,412	121,860
RLI Corp. (Insurance)	2,268	109,272
Rogers Corp. * (Electronics)	2,268	127,779
RSA Security, Inc. * (Internet)	7,560	205,557
Ruby Tuesday, Inc. (Retail)	5,670	138,405
Ruddick Corp. (Food)	4,536	111,177
Russell Corp. (Apparel)	4,914	89,238
Ryan’s Restaurant Group, Inc. * (Retail)	7,938	94,542
S&T Bancorp, Inc. (Banks)	3,024	100,488
SafeNet, Inc. * (Telecommunications)	3,024	53,585
Saga Communications, Inc. * (Media)	8,316	75,343
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	4,914	60,442
Sanderson Farms, Inc. (Food)	1,890	52,901
Sandy Spring Bancorp, Inc. (Banks)	3,024	109,045
Saxon Capital, Inc. (REIT)	3,780	43,243
ScanSource, Inc. * (Distribution/Wholesale)	3,780	110,830
Scholastic Corp. * (Media)	3,402	88,350
School Specialty, Inc. * (Retail)	2,268	72,236
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,890	155,169
Seagate Technology (Computers)	7,692	174,146
Select Comfort Corp. * (Retail)	5,670	130,240
Selective Insurance Group, Inc. (Insurance)	2,268	126,713
Semtech Corp. * (Semiconductors)	9,450	136,553
Senior Housing Properties Trust (REIT)	4,536	81,240
Sensient Technologies Corp. (Chemicals)	4,914	102,752
Serologicals Corp. * (Biotechnology)	5,292	166,380
SFBC International, Inc. * (Commercial Services)	1,890	28,652
Shaw Group, Inc. * (Engineering & Construction)	6,426	178,643
Shuffle Master, Inc. * (Entertainment)	4,914	161,081
Sierra Pacific Resources * (Electric)	9,828	137,592
Sigmatel, Inc. * (Semiconductors)	3,402	13,982
Silicon Image, Inc. * (Semiconductors)	9,072	97,796
Silicon Laboratories, Inc. * (Semiconductors)	3,780	132,867
Simpson Manufacturing Co., Inc. (Building Materials)	3,780	136,269
Sinclair Broadcast Group, Inc.—Class A (Media)	9,072	77,656
Skyline Corp. (Home Builders)	3,024	129,367
SkyWest, Inc. (Airlines)	4,536	112,493
Skyworks Solutions, Inc. * (Semiconductors)	14,742	81,228
Sohu.com, Inc. * (Internet)	3,024	77,989
SonoSite, Inc. * (Healthcare-Products)	2,268	88,543
Sonus Networks, Inc. * (Telecommunications)	18,900	93,555
South Jersey Industries, Inc. (Gas)	1,890	51,767
Sovran Self Storage, Inc. (REIT)	1,512	76,794
Spherion Corp. * (Commercial Services)	17,388	158,579
Spirit Finance Corp. (REIT)	7,182	80,869
St. Mary Land & Exploration Co. (Oil & Gas)	4,536	182,574
Stage Stores, Inc. (Retail)	2,268	74,844
Standex International Corp. (Miscellaneous Manufacturing)	3,024	91,778
Steel Dynamics, Inc. (Iron/Steel)	3,780	248,497
STERIS Corp. (Healthcare-Products)	5,292	120,975
Sterling Bancshares, Inc. (Banks)	6,426	120,488
Sterling Financial Corp.—Spokane (Savings & Loans)	6,804	207,590
Stewart Enterprises, Inc.—Class A (Commercial Services)	13,230	76,073
Stewart Information Services Corp. (Insurance)	1,890	68,626
Stone Energy Corp. * (Oil & Gas)	2,646	123,171
Strayer Education, Inc. (Commercial Services)	1,512	146,845
Sun Communities, Inc. (REIT)	2,268	73,778
Sunrise Assisted Living, Inc. * (Healthcare-Services)	5,292	146,324
Superior Energy Services, Inc. * (Oil & Gas Services)	8,694	294,727
Superior Industries International, Inc. (Auto Parts & Equipment)	3,024	55,309
SureWest Communications (Telecommunications)	4,158	80,333
SurModics, Inc. * (Healthcare-Products)	1,512	54,598
Susquehanna Bancshares, Inc. (Banks)	3,402	81,308
SVB Financial Group * (Banks)	3,024	137,471
Swift Energy Co. * (Oil & Gas)	2,646	113,593
Sycamore Networks, Inc. * (Telecommunications)	30,240	122,774
Symyx Technologies, Inc. * (Chemicals)	3,402	82,158
Tanger Factory Outlet Centers, Inc. (REIT)	2,646	85,651
Taubman Centers, Inc. (REIT)	4,158	170,062
Technitrol, Inc. (Electronics)	8,694	201,266
Tekelec * (Telecommunications)	5,292	65,356
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,402	111,450
Telik, Inc. * (Biotechnology)	7,182	118,503
Tennant Co. (Machinery-Diversified)	2,646	133,041
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	5,292	137,591
Tessera Technologies, Inc. * (Semiconductors)	3,780	103,950
TETRA Technologies, Inc. * (Oil & Gas Services)	11,340	343,489
Texas Capital Bancshares, Inc. * (Banks)	4,536	105,689
Texas Industries, Inc. (Building Materials)	1,890	100,359
Texas Regional Bancshares, Inc.—Class A (Banks)	3,780	143,338
The Children’s Place Retail Stores, Inc. * (Retail)	1,890	113,495
The Finish Line, Inc.—Class A (Retail)	4,536	53,661
The Genlyte Group, Inc. * (Building Materials)	1,890	136,893
The Medicines Co. * (Pharmaceuticals)	6,048	118,238
The Nautilus Group, Inc. (Leisure Time)	3,402	53,445
The Navigators Group, Inc. * (Insurance)	2,268	99,384
The Phoenix Cos., Inc. (Insurance)	9,450	133,056
The Steak n Shake Co. * (Retail)	5,670	85,844
The Stride Rite Corp. (Apparel)	6,048	79,773
The Topps Co., Inc. (Toys/Games/Hobbies)	10,962	90,108
The Warnaco Group, Inc. * (Apparel)	5,292	98,855
Thor Industries, Inc. (Home Builders)	3,402	164,827
Thoratec Corp. * (Healthcare-Products)	4,914	68,157
THQ, Inc. * (Software)	5,670	122,472
Tibco Software, Inc. * (Internet)	18,900	133,245
Tierone Corp. (Savings & Loans)	4,914	165,946
Todco—Class A (Oil & Gas)	4,914	200,737
Too, Inc. * (Retail)	3,780	145,114
Tootsie Roll Industries, Inc. (Food)	2,646	77,078
Tractor Supply Co. * (Retail)	2,646	146,244
Trammell Crow Co. * (Real Estate)	3,402	119,648
Transaction Systems Architect, Inc. * (Software)	4,536	189,106
Tredegar Corp. (Miscellaneous Manufacturing)	6,426	101,659
Triarc Cos., Inc. (Retail)	5,292	82,714
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,670	229,068
Triumph Group, Inc. * (Aerospace/Defense)	2,646	127,008
TrustCo Bank Corp. NY (Banks)	7,560	83,311
Trustmark Corp. (Banks)	3,780	117,067
Trustreet Properties, Inc. (REIT)	5,292	69,801
Tuesday Morning Corp. (Retail)	2,646	34,795
Tupperware Corp. (Household Products/Wares)	5,292	104,199
U-Store-It Trust (REIT)	5,292	99,807
See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

UCBH Holdings, Inc. (Banks)	7,938	$131,295
UMB Financial Corp. (Banks)	3,024	100,820
Umpqua Holdings Corp. (Banks)	4,914	126,044
Unisource Energy Corp. (Electric)	3,024	94,198
United Auto Group, Inc. (Retail)	6,048	129,125
United Bankshares, Inc. (Banks)	2,646	96,923
United Community Banks, Inc. (Banks)	3,402	103,557
United Natural Foods, Inc. * (Food)	3,780	124,816
United Rentals, Inc. * (Commercial Services)	5,292	169,238
United Stationers, Inc. * (Distribution/Wholesale)	3,024	149,144
United Surgical Partners International, Inc. * (Healthcare-Services)	3,024	90,932
United Therapeutics Corp. * (Pharmaceuticals)	1,890	109,185
Universal Corp. (Agriculture)	2,268	84,415
URS Corp. * (Engineering & Construction)	3,780	158,760
USA Mobility, Inc. (Telecommunications)	3,024	50,198
USEC, Inc. (Mining)	7,560	89,586
UTStarcom, Inc. * (Telecommunications)	10,206	79,505
Vail Resorts, Inc. * (Entertainment)	3,024	112,190
Valassis Communications, Inc. * (Commercial Services)	4,536	107,004
ValueClick, Inc. * (Internet)	9,072	139,255
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	6,048	197,225
Varian, Inc. * (Electronics)	3,024	125,526
Ventana Medical Systems, Inc. * (Healthcare-Products)	2,646	124,838
Veritas DGC, Inc. * (Oil & Gas Services)	3,402	175,475
Vertex Pharmaceuticals, Inc. * (Biotechnology)	8,316	305,280
Viad Corp. (Commercial Services)	4,536	141,977
Viasys Healthcare, Inc. * (Healthcare-Products)	3,402	87,091
Visteon Corp. * (Auto Parts & Equipment)	10,206	73,585
W Holding Co., Inc. (Banks)	8,694	57,815
W-H Energy Services, Inc. * (Oil & Gas Services)	4,158	211,351
Wabash National Corp. (Auto Manufacturers)	3,780	58,061
Wabtec Corp. (Machinery-Diversified)	5,670	212,058
Waddell & Reed Financial, Inc. (Diversified Financial Services)	6,804	139,890
Walter Industries, Inc. (Holding Companies-Diversified)	3,024	174,334
Washington Group International, Inc. (Engineering & Construction)	2,268	120,975
Washington REIT	3,402	124,853
Waste Connections, Inc. * (Environmental Control)	4,914	178,870
Watsco, Inc. (Distribution/Wholesale)	2,646	158,284
Watson Wyatt & Co. Holdings (Commercial Services)	6,048	212,526
Watts Industries, Inc.—Class A (Electronics)	4,158	139,501
WCI Communities, Inc. * (Home Builders)	3,024	60,903
WD-40 Co. (Household Products/Wares)	2,646	88,826
WebEx Communications, Inc. * (Internet)	3,780	134,341
Websense, Inc. * (Internet)	5,292	108,698
Werner Enterprises, Inc. (Transportation)	4,158	84,283
Wesbanco, Inc. (Banks)	2,646	82,000
WESCO International, Inc. * (Distribution/Wholesale)	3,024	208,656
West Coast Bancorp (Banks)	4,158	122,536
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,402	123,425
Westamerica Bancorp (Banks)	3,024	148,085
WGL Holdings, Inc. (Gas)	3,024	87,545
Whiting Petroleum Corp. * (Oil & Gas)	2,646	110,788
Wind River Systems, Inc. * (Software)	7,938	70,648
Winnebago Industries, Inc. (Home Builders)	3,402	105,598
Wintrust Financial Corp. (Banks)	3,024	153,769
Witness Systems, Inc. * (Software)	5,670	114,364
WMS Industries, Inc. * (Leisure Time)	2,646	72,474
Wolverine World Wide, Inc. (Apparel)	5,670	132,281
Woodward Governor Co. (Electronics)	3,402	103,795
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,804	142,544
Wright Express Corp. * (Commercial Services)	3,780	108,637
Wright Medical Group, Inc. * (Healthcare-Products)	3,024	63,292
Yankee Candle Co., Inc. (Household Products/Wares)	4,158	103,992
Zale Corp. * (Retail)	4,536	109,272
Zenith National Insurance Corp. (Insurance)	2,268	89,972
Zoll Medical Corp. * (Healthcare-Products)	3,780	123,833

TOTAL COMMON STOCKS
(Cost $72,240,426)		88,600,231

Repurchase Agreements (21.2%)
	Principal
	Amount

UBS **, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $24,184,932 (Collateralized by $25,305,000 of various U.S. Government Agency Obligations, 2.75% - 6.00%, 2/15/07-5/15/11, market value $24,658,078)	$24,175,000	24,175,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,175,000)		24,175,000

TOTAL INVESTMENT SECURITIES
(Cost $96,415,426)—98.8%		112,775,231
Net other assets (liabilities)—1.2%		1,334,204

NET ASSETS—100.0%		$114,109,435

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $2,246,260)	31	$60,845
Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $2,536,100)	7	45,469

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/28/06 (Underlying notional amount at value $3,910,416)	5,396	204,574
Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/28/06 (Underlying notional amount at value $16,447,064)	22,696	735,680

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.3%
Aerospace/Defense	1.3%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	6.5%
Beverages	0.2%
Biotechnology	1.8%
Building Materials	1.0%
Chemicals	1.0%
Commercial Services	4.3%
Computers	1.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.1%
Electric	1.3%
Electrical Components & Equipment	0.4%
Electronics	2.3%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.8%
Entertainment	0.6%
Environmental Control	0.4%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.8%
Healthcare-Products	2.4%
Healthcare-Services	1.0%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.3%
Internet	2.3%
Investment Companies	0.2%
Iron/Steel	0.8%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.9%
Media	1.1%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	1.6%
Office/Business Equipment	0.2%
Oil & Gas	3.0%
Oil & Gas Services	2.5%
Packaging & Containers	0.1%
Pharmaceuticals	2.1%
Real Estate	0.3%
Real Estate Investment Trust	4.2%
Retail	4.7%
Savings & Loans	2.1%
Semiconductors	3.2%
Software	2.3%
Telecommunications	3.4%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.4%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	22.4%

***	Includes non-equity securities and other net assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $72,240,426)	$88,600,231
Repurchase agreements, at cost	24,175,000

Total Investment Securities	112,775,231
Segregated securities balances with brokers for futures contracts	266,714
Dividends and interest receivable	126,358
Receivable for capital shares issued	668,135
Unrealized appreciation on swap agreements	940,254
Variation margin on futures contracts	27,359
Prepaid expenses	1,521

Total Assets	114,805,572

Liabilities:
Cash overdraft	69,718
Payable for capital shares redeemed	359,167
Advisory fees payable	66,388
Management services fees payable	8,852
Administration fees payable	2,809
Administrative services fees payable	74,100
Distribution fees payable	74,660
Trustee fees payable	11
Transfer agency fees payable	2,853
Fund accounting fees payable	4,425
Compliance services fees payable	1,130
Other accrued expenses	32,024

Total Liabilities	696,137

Net Assets	$114,109,435

Net Assets consist of:
Capital	$94,782,052
Accumulated net investment income (loss)	389,607
Accumulated net realized gains (losses) on investments	1,531,403
Net unrealized appreciation (depreciation) on investments	17,406,373

Net Assets	$114,109,435

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,220,372

Net Asset Value (offering and redemption price per share)	$35.43

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$622,483
Interest	709,419

Total Investment Income	1,331,902

Expenses:
Advisory fees	454,349
Management services fees	90,870
Administration fees	18,036
Transfer agency fees	17,057
Administrative services fees	150,184
Distribution fees	151,450
Custody fees	11,011
Fund accounting fees	28,899
Trustee fees	642
Compliance services fees	1,518
Other fees	27,883

Total Gross Expenses before reductions	951,899
Less Expenses reduced by the Advisor	(9,604)

Total Net Expenses	942,295

Net Investment Income (Loss)	389,607

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	846,608
Net realized gains (losses) on futures contracts	(18,016)
Net realized gains (losses) on swap agreements	(297,726)
Change in net unrealized appreciation/depreciation on investments	7,403,413

Net Realized and Unrealized Gains (Losses) on Investments	7,934,279

Change in Net Assets Resulting from Operations	$8,323,886

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$389,607	$(15,637)
Net realized gains (losses) on investments	530,866	4,500,212
Change in net unrealized appreciation/depreciation on investments	7,403,413	(4,009,762)

Change in net assets resulting from operations	8,323,886	474,813

Distributions to Shareholders From:
Net realized gains on investments	—	(12,777,971)

Change in net assets resulting from distributions	—	(12,777,971)

Capital Transactions:
Proceeds from shares issued	86,037,425	145,139,602
Dividends reinvested	—	12,777,971
Cost of shares redeemed	(97,359,908)	(176,334,188)

Change in net assets resulting from capital transactions	(11,322,483)	(18,416,615)

Change in net assets	(2,998,597)	(30,719,773)
Net Assets:
Beginning of period	117,108,032	147,827,805

End of period	$114,109,435	$117,108,032

Accumulated net investment income (loss)	$389,607	$—

Share Transactions:
Issued	2,430,080	4,296,386
Reinvested	—	384,415
Redeemed	(2,763,459)	(5,240,962)

Change in shares	(333,379)	(560,161)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	year ended	May 1,2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$32.95		$35.93	$31.62	$22.15	$28.56	$30.00

Investment Activities:
Net investment income (loss) (b)	0.11		— (c)	(0.14)	(0.14)	(0.16)	(0.10)
Net realized and unrealized gains (losses) on investments	2.37		1.04	5.37	9.61	(6.25)	(1.34)

Total income (loss) from investment activities	2.48		1.04	5.23	9.47	(6.41)	(1.44)

Distributions to Shareholders From:
Net realized gains on investments	—		(4.02)	(0.92)	—	—	—

Net Asset Value, End of Period	$35.43		$32.95	$35.93	$31.62	$22.15	$28.56

Total Return	7.53	% (d)	2.81%	16.74%	42.75%	(22.44)%	(4.80)	% (d)
Ratios to Average Net Assets:
Gross expenses (e)	1.57%		1.60%	1.61%	1.73%	1.97%	2.65%
Net expenses (e)	1.55%		1.60%	1.61%	1.73%	1.97%	2.25%
Net investment income (loss) (e)	0.64%		(0.01)%	(0.44)%	(0.52)%	(0.62)%	(0.53)%
Supplemental Data:
Net assets, end of period (000’s)	$114,109		$117,108	$147,828	$127,335	$38,612	$19,965
Portfolio turnover rate (f)	0.19	% (d)	67%	161%	189%	527%	2,627	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP DOW 30
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Dow 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	11%
Swap Agreements	90%

Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average - Sector Composition
% of Index

Industrial	26.84%
Consumer, Non-cyclical	20.95%
Financial	14.54%
Technology	10.82%
Consumer, Cyclical	10.58%
Communications	6.56%
Basic Materials	5.31%
Energy	4.40%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	June 30, 2006
(unaudited)

U.S. Government Agency Obligations (1.0%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 4.65%, 7/3/06	$29,000	$28,992
Federal Farm Credit Bank *, 4.65%, 7/3/06	29,000	28,992
Federal Home Loan Bank *, 4.65%, 7/3/06	29,000	28,993
Federal Home Loan Mortgage Corp. *, 4.65%, 7/3/06	29,000	28,993

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $115,970)		115,970

Repurchase Agreements (0.3%)
UBS *, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $30,012 (Collateralized by $32,000 of various U.S. Government Agency Obligations, 5.00% - 5.375%, 1/15/07-2/15/07 market value $32,626)	30,000	30,000

TOTAL REPURCHASE AGREEMENTS
(Cost $30,000)		30,000

TOTAL INVESTMENT SECURITIES
(Cost $145,970)—1.3%		145,970
Net other assets (liabilities)—98.7%		10,963,462

NET ASSETS—100.0%		$11,109,432

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring September 2006 (Underlying face amount at value $1,235,630)	22	$1,573

Swap Agreements
Units

Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 7/28/06 (Underlying notional amount at value $10,036,767)	900	57

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP DOW 30
 (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $115,970)	$115,970
Repurchase agreements, at cost	30,000

Total Investments	145,970
Interest receivable	4
Segregated cash balances with brokers for futures contracts	5,493
Segregated cash balances with custodian for swap agreements	42
Unrealized appreciation on swap agreements	57
Receivable for capital shares issued	10,960,506

Total Assets	11,112,072

Liabilities:
Cash overdraft	563
Variation margin on futures contracts	900
Advisory fees payable	92
Management services fees payable	12
Administration fees payable	1
Administrative services fees payable	39
Distribution fees payable	368
Compliance services fees payable	1
Other accrued expenses	664

Total Liabilities	2,640

Net Assets	$11,109,432

Net Assets consist of:
Capital	$11,200,697
Accumulated net investment income (loss)	1,633
Accumulated net realized gains (losses) on investments	(94,528)
Net unrealized appreciation (depreciation) on investments	1,630

Net Assets	$11,109,432

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	377,021

Net Asset Value (offering and redemption price per share)	$29.47

Statement of Operations
For the period from May 1, 2006 (a) through June 30, 2006

Investment Income:
Interest	$3,994
Dividends	37

Total Investment Income	4,031

Expenses:
Advisory fees	1,104
Management services fees	221
Administration fees	261
Transfer agency fees	48
Administrative services fees	39
Distribution fees	368
Custody fees	113
Fund accounting fees	69
Trustee fees	2
Compliance services fees	10
Other fees	237

Total Gross Expenses before reductions	2,472
Less Expenses reduced by the Advisor	(74)

Total Net Expenses	2,398

Net Investment Income (Loss)	1,633

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(58,170)
Net realized gains (losses) on futures contracts	(3,419)
Net realized gains (losses) on swap agreements	(32,939)
Change in net unrealized appreciation/depreciation on investments	1,630

Net Realized and Unrealized Gains (Losses) on Investments	(92,898)

Change in Net Assets Resulting from Operations	$(91,265)

(a) Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP DOW 30

Statement of Changes in Net Assets
For the period from
May 1, 2006 (a) through
June 30, 2006
(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,633
Net realized gains (losses) on investments	(94,528)
Change in net unrealized appreciation/depreciation on investments	1,630

Change in net assets resulting from operations	(91,265)

Capital Transactions:
Proceeds from shares issued	54,215,690
Cost of shares redeemed	(43,014,993)

Change in net assets resulting from capital transactions	11,200,697

Change in net assets	11,109,432
Net Assets:
Beginning of period	—

End of period	$11,109,432

Accumulated net investment income (loss)	$1,633

Share Transactions:
Issued	1,821,925
Redeemed	(1,444,904)

Change in shares	377,021

(a) Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP DOW 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.
	For the period
	May 1, 2006 (a) through
	June 30, 2006
	(unaudited)

Net Asset Value, Beginning of Period	$30.00

Investment Activities:
Net investment income (loss) (b)	0.05
Net realized and unrealized gains (losses) on investments	(0.58)

Total income (loss) from investment activities	(0.53)

Net Asset Value, End of Period	$29.47

Total Return	(1.77	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.68%
Net expenses (d)	1.63%
Net investment income (loss) (d)	1.11%

Supplemental Data:
Net assets, end of period (000’s)	$11,109
Portfolio turnover rate (e)	46,175	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP OTC seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents. NM Not meaningful, amount is less than 0.05%.

Nasdaq-100 - Sector Composition
% of Index

Technology	37.29%
Communications	29.63%
Consumer, Non-cyclical	17.10%
Consumer, Cyclical	11.68%
Industrial	3.58%
Energy	0.37%
Basic Materials	0.35%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC	June 30, 2006
(unaudited)

Common Stocks (99.5%)
	Shares	Value

Activision, Inc. * (Software)	12,288	$139,837
Adobe Systems, Inc. * (Software)	28,992	880,197
Akamai Technologies, Inc. * (Internet)	7,296	264,042
Altera Corp. * (Semiconductors)	24,960	438,048
Amazon.com, Inc. * (Internet)	13,824	534,712
American Power Conversion Corp. (Electrical Components & Equipment)	9,600	187,104
Amgen, Inc. * (Biotechnology)	27,264	1,778,430
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	5,952	293,850
Apollo Group, Inc.—Class A * (Commercial Services)	8,640	446,429
Apple Computer, Inc. * (Computers)	58,752	3,355,915
Applied Materials, Inc. (Semiconductors)	40,128	653,284
ATI Technologies, Inc. * (Semiconductors)	12,288	179,405
Autodesk, Inc. * (Software)	11,904	410,212
BEA Systems, Inc. * (Software)	17,856	233,735
Bed Bath & Beyond, Inc. * (Retail)	18,816	624,127
Biogen Idec, Inc. * (Biotechnology)	18,432	853,955
Biomet, Inc. (Healthcare-Products)	16,512	516,661
Broadcom Corp.—Class A * (Semiconductors)	21,120	634,656
C.H. Robinson Worldwide, Inc. (Transportation)	8,256	440,045
Cadence Design Systems, Inc. * (Computers)	14,592	250,253
CDW Corp. (Distribution/Wholesale)	4,032	220,349
Celgene Corp. * (Biotechnology)	17,088	810,484
Check Point Software Technologies, Ltd. * (Internet)	11,904	209,272
CheckFree Corp. * (Internet)	4,224	209,341
Cintas Corp. (Textiles)	9,984	396,964
Cisco Systems, Inc. * (Telecommunications)	108,096	2,111,115
Citrix Systems, Inc. * (Software)	10,752	431,585
Cognizant Technology Solutions Corp. * (Computers)	6,720	452,726
Comcast Corp.—Special Class A * (Media)	47,424	1,552,661
Comverse Technology, Inc. * (Telecommunications)	10,368	204,975
Costco Wholesale Corp. (Retail)	12,288	702,013
Dell, Inc. * (Computers)	41,664	1,017,018
DENTSPLY International, Inc. (Healthcare-Products)	3,840	232,704
Discovery Holding Co.—Class A * (Media)	11,712	171,347
eBay, Inc. * (Internet)	52,032	1,524,017
EchoStar Communications Corp.—Class A * (Media)	10,560	325,354
Electronic Arts, Inc. * (Software)	15,168	652,831
Expedia, Inc. * (Internet)	17,280	258,682
Expeditors International of Washington, Inc. (Transportation)	10,368	580,711
Express Scripts, Inc. * (Pharmaceuticals)	6,528	468,319
Fastenal Co. (Distribution/Wholesale)	7,104	286,220
Fiserv, Inc. * (Software)	10,944	496,420
Flextronics International, Ltd. * (Electronics)	31,104	330,324
Garmin, Ltd. (Electronics)	4,992	526,357
Genzyme Corp. * (Biotechnology)	16,128	984,614
Gilead Sciences, Inc. * (Pharmaceuticals)	22,272	1,317,612
Google, Inc.—Class A * (Internet)	6,528	2,737,387
IAC/InterActiveCorp * (Internet)	16,512	437,403
Intel Corp. (Semiconductors)	100,992	1,913,799
Intuit, Inc. * (Software)	10,944	660,908
Intuitive Surgical, Inc. * (Healthcare-Products)	1,728	203,852
JDS Uniphase Corp. * (Telecommunications)	96,000	242,880
Joy Global, Inc. (Machinery-Construction & Mining)	5,952	310,040
Juniper Networks, Inc. * (Telecommunications)	18,432	294,728
KLA-Tencor Corp. (Semiconductors)	11,904	494,849
Lam Research Corp. * (Semiconductors)	7,104	331,188
Lamar Advertising Co. * (Advertising)	4,224	227,505
Liberty Global, Inc.—Class A * (Media)	11,712	251,808
Lincare Holdings, Inc. * (Healthcare-Services)	4,608	174,367
Linear Technology Corp. (Semiconductors)	20,160	675,158
Marvell Technology Group, Ltd. * (Semiconductors)	13,824	612,818
Maxim Integrated Products, Inc. (Semiconductors)	22,272	715,154
MedImmune, Inc. * (Biotechnology)	13,248	359,021
Microchip Technology, Inc. (Semiconductors)	8,832	296,314
Microsoft Corp. (Software)	173,952	4,053,081
Millicom International Cellular S.A. * (Telecommunications)	4,800	218,064
Monster Worldwide, Inc. * (Internet)	6,528	278,484
Network Appliance, Inc. * (Computers)	19,392	684,538
NII Holdings, Inc.—Class B * (Telecommunications)	7,296	411,348
NTL, Inc. (Telecommunications)	15,552	387,245
NVIDIA Corp. * (Semiconductors)	17,088	363,804
Oracle Corp. * (Software)	110,208	1,596,914
PACCAR, Inc. (Auto Manufacturers)	9,216	759,214
Patterson Cos., Inc. * (Healthcare-Products)	6,528	228,023
Patterson-UTI Energy, Inc. (Oil & Gas)	8,640	244,598
Paychex, Inc. (Commercial Services)	17,856	696,027
Petsmart, Inc. (Retail)	6,912	176,947
Qualcomm, Inc. (Telecommunications)	100,224	4,015,976
Red Hat, Inc. * (Software)	9,024	211,162
Research In Motion, Ltd. * (Computers)	9,216	643,000
Ross Stores, Inc. (Retail)	6,912	193,882
SanDisk Corp. * (Computers)	8,832	450,255

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Sears Holdings Corp. * (Retail)	8,064	$1,248,630
Sepracor, Inc. * (Pharmaceuticals)	5,184	296,214
Sigma-Aldrich Corp. (Chemicals)	3,264	237,097
Sirius Satellite Radio, Inc. * (Media)	75,264	357,504
Staples, Inc. (Retail)	24,192	588,349
Starbucks Corp. * (Retail)	52,800	1,993,728
Sun Microsystems, Inc. * (Computers)	75,456	313,142
Symantec Corp. * (Internet)	54,144	841,398
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	5,376	177,623
Tellabs, Inc. * (Telecommunications)	12,672	168,664
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	31,104	982,575
Urban Outfitters, Inc. * (Retail)	8,640	151,114
VeriSign, Inc. * (Internet)	11,520	266,918
Whole Foods Market, Inc. (Food)	6,720	434,381
Wynn Resorts, Ltd. * (Lodging)	5,376	394,061
Xilinx, Inc. (Semiconductors)	22,656	513,158
XM Satellite Radio Holdings, Inc.—Class A * (Media)	13,248	194,083
Yahoo!, Inc. * (Internet)	33,600	1,108,800

TOTAL COMMON STOCKS
(Cost $42,704,120)		66,408,092

Repurchase Agreements (1.0%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $667,274 (Collateralized by $663,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $681,100)	$667,000	667,000

TOTAL REPURCHASE AGREEMENTS
(Cost $667,000)		667,000

TOTAL INVESTMENT SECURITIES
(Cost $43,371,120)—100.5%		67,075,092
Net other assets (liabilities)—(0.5)%		(317,860)

NET ASSETS—100.0%		$66,757,232

* Non-income producing security
ADR American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $6,216,600)	39	$101,325

Futures Contracts Sold

NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $5,803,070)	182	(85,670)

ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of June 30, 2006

Advertising	0.3%
Auto Manufacturers	1.1%
Biotechnology	7.2%
Chemicals	0.4%
Commercial Services	1.7%
Computers	10.7%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.3%
Electronics	1.3%
Food	0.7%
Healthcare-Products	1.8%
Healthcare-Services	0.3%
Internet	13.0%
Lodging	0.6%
Machinery-Construction & Mining	0.5%
Media	4.3%
Oil &Gas	0.4%
Pharmaceuticals	5.0%
Retail	8.5%
Semiconductors	11.7%
Software	14.5%
Telecommunications	12.3%
Textiles	0.6%
Transportation	1.5%
Other **	0.5%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC
 (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $42,704,120)	$66,408,092
Repurchase agreements, at cost	667,000

Total Investment Securities	67,075,092
Cash	4,259
Segregated cash balances with brokers for futures contracts	34,186
Dividends and interest receivable	1,433
Receivable for capital shares issued	1,468,203
Prepaid expenses	1,098

Total Assets	68,584,271

Liabilities:
Payable for investments purchased	1,729,377
Payable for capital shares redeemed	140
Variation margin on futures contracts	3,900
Advisory fees payable	40,463
Management services fees payable	5,395
Administration fees payable	1,712
Administrative services fees payable	9,456
Distribution fees payable	13,659
Trustee fees payable	6
Transfer agency fees payable	1,739
Fund accounting fees payable	2,500
Compliance services fees payable	750
Other accrued expenses	17,942

Total Liabilities	1,827,039

Net Assets	$66,757,232

Net Assets consist of:
Capital	$86,137,056
Accumulated net investment income (loss)	(519,627)
Accumulated net realized gains (losses) on investments	(42,579,824)
Net unrealized appreciation (depreciation) on investments	23,719,627

Net Assets	$66,757,232

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,676,887

Net Asset Value (offering and redemption price per share)	$14.27

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$193,196
Interest	37,324

Total Investment Income	230,520

Expenses:
Advisory fees	320,274
Management services fees	64,055
Administration fees	11,795
Transfer agency fees	11,297
Administrative services fees	194,861
Distribution fees	106,758
Custody fees	10,288
Fund accounting fees	17,833
Trustee fees	451
Compliance services fees	959
Other fees	17,459

Total Gross Expenses before reductions	756,030
Less Expenses reduced by the Advisor	(5,883)

Total Net Expenses	750,147

Net Investment Income (Loss)	(519,627)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	309,674
Net realized gains (losses) on futures contracts	(321,229)
Change in net unrealized appreciation/depreciation on investments	(3,814,558)

Net Realized and Unrealized Gains (Losses) on Investments	(3,826,113)

Change in Net Assets Resulting from Operations	$(4,345,740)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(519,627)	$(1,067,360)
Net realized gains (losses) on investments	(11,555)	10,900,187
Change in net unrealized appreciation/depreciation on investments	(3,814,558)	(11,245,120)

Change in net assets resulting from operations	(4,345,740)	(1,412,293)

Distributions to Shareholders From:
Net realized gains on investments	—	(7,915,930)

Change in net assets resulting from distributions	—	(7,915,930)

Capital Transactions:
Proceeds from shares issued	153,305,698	440,878,622
Dividends reinvested	—	7,915,930
Cost of shares redeemed	(172,533,146)	(506,279,614)

Change in net assets resulting from capital transactions	(19,227,448)	(57,485,062)

Change in net assets	(23,573,188)	(66,813,285)
Net Assets:
Beginning of period	90,330,420	157,143,705

End of period	$66,757,232	$90,330,420

Accumulated net investment income (loss)	$(519,627)	$—

Share Transactions:
Issued	10,031,780	28,942,278
Reinvested	—	539,968
Redeemed	(11,374,667)	(33,012,499)

Change in shares	(1,342,887)	(3,530,253)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$15.01		$16.45	$15.79	$10.76	$17.53	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.09)		(0.18)	(0.12)	(0.22)	(0.23)	(0.27)
Net realized and unrealized gains (losses) on investments	(0.65)		0.18 (c)	1.42	5.25	(6.54)	(12.20)

Total income (loss) from investment activities	(0.74)		—	1.30	5.03	(6.77)	(12.47)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.44)	(0.64)	—	—	—

Net Asset Value, End of Period	$14.27		$15.01	$16.45	$15.79	$10.76	$17.53

Total Return	(4.93	)% (d)	0.18%	8.53%	46.75%	(38.62)%	(41.57	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.77%		1.84%	1.87%	1.95%	2.03%	1.91%
Net expenses (e)	1.76%		1.84%	1.87%	1.95%	1.98%	1.91%
Net investment income (loss) (e)	(1.22)%		(1.21)%	(0.75)%	(1.68)%	(1.75)%	(1.61)%

Supplemental Data:
Net assets, end of period (000’s)	$66,757		$90,330	$157,144	$154,003	$76,250	$70,774
Portfolio turnover rate (f)	151	% (d)	387%	540%	510%	534%	918	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.05%.

S&P 500/Citigroup Value - Sector Composition
% of Index

Financial	31.98%
Industrials	15.51%
Communications	13.07%
Energy	8.98%
Consumer, Non-cyclical	8.28%
Technology	6.10%
Utilities	5.92%
Consumer, Cyclical	5.26%
Basic Materials	4.90%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2006
(unaudited)

Common Stocks (99.8%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,851	$391,815
Abbott Laboratories (Pharmaceuticals)	9,163	399,598
ACE, Ltd. (Insurance)	5,390	272,680
ADC Telecommunications, Inc. * (Telecommunications)	1,078	18,175
Advanced Micro Devices, Inc. * (Semiconductors)	8,085	197,436
Aetna, Inc. (Healthcare-Services)	5,390	215,223
AFLAC, Inc. (Insurance)	2,695	124,913
Agilent Technologies, Inc. * (Electronics)	4,312	136,088
Air Products & Chemicals, Inc. (Chemicals)	3,773	241,170
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	539	26,260
Alcoa, Inc. (Mining)	14,014	453,494
Allegheny Energy, Inc. * (Electric)	2,695	99,904
Allegheny Technologies, Inc. (Iron/Steel)	1,078	74,641
Allied Waste Industries, Inc. * (Environmental Control)	3,773	42,861
Allstate Corp. (Insurance)	10,241	560,490
Alltel Corp. (Telecommunications)	3,773	240,831
Altera Corp. * (Semiconductors)	2,156	37,838
Altria Group, Inc. (Agriculture)	12,936	949,891
Ameren Corp. (Electric)	3,234	163,317
American Electric Power, Inc. (Electric)	6,468	221,529
American International Group, Inc. (Insurance)	17,787	1,050,321
American Power Conversion Corp. (Electrical Components & Equipment)	1,617	31,515
American Standard Cos. (Building Materials)	1,078	46,645
Ameriprise Financial, Inc. (Diversified Financial Services)	1,617	72,231
AmSouth Bancorp (Banks)	5,390	142,566
Analog Devices, Inc. (Semiconductors)	2,156	69,294
Andrew Corp. * (Telecommunications)	2,695	23,878
AON Corp. (Insurance)	5,390	187,680
Apartment Investment and Management Co.—Class A (REIT)	1,617	70,259
Apple Computer, Inc. * (Computers)	6,468	369,452
Applera Corp.—Applied Biosystems Group (Electronics)	1,078	34,873
Applied Materials, Inc. (Semiconductors)	12,936	210,598
Archer-Daniels-Midland Co. (Agriculture)	10,780	444,998
Archstone-Smith Trust (REIT)	3,234	164,514
Ashland, Inc. (Chemicals)	1,078	71,903
AT&T, Inc. (Telecommunications)	63,063	1,758,827
Automatic Data Processing, Inc. (Software)	3,234	146,663
AutoNation, Inc. * (Retail)	2,156	46,225
Avaya, Inc. * (Telecommunications)	6,468	73,865
Avery Dennison Corp. (Household Products/Wares)	1,617	93,883
Avon Products, Inc. (Cosmetics/Personal Care)	2,695	83,545
Baker Hughes, Inc. (Oil & Gas Services)	2,156	176,469
Bank of America Corp. (Banks)	57,134	2,748,145
Bank of New York Co., Inc. (Banks)	12,397	399,183
Bausch & Lomb, Inc. (Healthcare-Products)	539	26,433
Baxter International, Inc. (Healthcare-Products)	3,773	138,695
BB&T Corp. (Banks)	9,163	381,089
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,156	302,012
BellSouth Corp. (Telecommunications)	29,106	1,053,637
Bemis Co., Inc. (Packaging & Containers)	1,617	49,513
Big Lots, Inc. * (Retail)	1,617	27,618
Biogen Idec, Inc. * (Biotechnology)	3,234	149,831
BMC Software, Inc. * (Software)	2,156	51,528
Boeing Co. (Aerospace/Defense)	8,085	662,243
Boston Properties, Inc. (REIT)	1,078	97,451
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,326	473,910
Brown-Forman Corp. (Beverages)	539	38,641
Brunswick Corp. (Leisure Time)	1,617	53,765
Burlington Northern Santa Fe Corp. (Transportation)	5,929	469,873
CA, Inc. (Software)	4,851	99,688
Carnival Corp. (Leisure Time)	2,695	112,490
Caterpillar, Inc. (Machinery-Construction & Mining)	10,780	802,894
CBS Corp.—Class B (Media)	7,007	189,539
CenterPoint Energy, Inc. (Electric)	4,851	60,638
CenturyTel, Inc. (Telecommunications)	1,617	60,072
ChevronTexaco Corp. (Oil & Gas)	15,631	970,060
Chubb Corp. (Insurance)	7,007	349,649
CIENA Corp. * (Telecommunications)	6,468	31,111
CIGNA Corp. (Insurance)	1,078	106,194
Cincinnati Financial Corp. (Insurance)	1,617	76,015
Circuit City Stores, Inc. (Retail)	2,695	73,358
CIT Group, Inc. (Diversified Financial Services)	3,234	169,106
Citigroup, Inc. (Diversified Financial Services)	80,850	3,900,203
Citizens Communications Co. (Telecommunications)	5,390	70,340
CMS Energy Corp. * (Electric)	3,773	48,823
Coca-Cola Co. (Beverages)	15,092	649,257

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Coca-Cola Enterprises, Inc. (Beverages)	4,851	$98,815
Comcast Corp.—Special Class A * (Media)	34,496	1,129,400
Comerica, Inc. (Banks)	2,695	140,113
Compass Bancshares, Inc. (Banks)	2,156	119,874
Computer Sciences Corp. * (Computers)	3,234	156,655
Compuware Corp. * (Software)	3,773	25,279
Comverse Technology, Inc. * (Telecommunications)	1,617	31,968
ConAgra Foods, Inc. (Food)	8,624	190,677
ConocoPhillips (Oil & Gas)	26,950	1,766,034
CONSOL Energy, Inc. (Coal)	1,617	75,546
Consolidated Edison, Inc. (Electric)	3,773	167,672
Constellation Brands, Inc. * (Beverages)	3,234	80,850
Constellation Energy Group, Inc. (Electric)	2,695	146,931
Convergys Corp. * (Commercial Services)	1,078	21,021
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,617	150,252
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,078	12,009
Corning, Inc. * (Telecommunications)	15,631	378,114
Costco Wholesale Corp. (Retail)	7,546	431,102
CSX Corp. (Transportation)	3,773	265,770
Cummins, Inc. (Machinery-Diversified)	539	65,893
CVS Corp. (Retail)	13,475	413,683
Dean Foods Co. * (Food)	1,078	40,091
Deere & Co. (Machinery-Diversified)	3,773	315,008
Dillards, Inc.—Class A (Retail)	1,078	34,334
Dollar General Corp. (Retail)	1,617	22,606
Dominion Resources, Inc. (Electric)	5,390	403,118
Dover Corp. (Miscellaneous Manufacturing)	3,234	159,857
DTE Energy Co. (Electric)	2,695	109,794
Du Pont (Chemicals)	15,092	627,828
Duke Energy Corp. (Electric)	19,943	585,726
Dynegy, Inc.—Class A * (Pipelines)	5,929	32,432
E*TRADE Financial Corp. * (Diversified Financial Services)	2,695	61,500
Eastman Chemical Co. (Chemicals)	1,078	58,212
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,851	115,357
Eaton Corp. (Miscellaneous Manufacturing)	2,695	203,203
Edison International (Electric)	2,695	105,105
El Paso Corp. (Pipelines)	11,319	169,785
Electronic Data Systems Corp. (Computers)	8,624	207,493
Embarq Corp. * (Telecommunications)	2,156	88,374
EMC Corp. * (Computers)	20,482	224,688
Emerson Electric Co. (Electrical Components & Equipment)	6,468	542,083
Entergy Corp. (Electric)	3,234	228,806
Equity Office Properties Trust (REIT)	5,929	216,468
Equity Residential Properties Trust (REIT)	4,851	216,984
Exelon Corp. (Electric)	4,312	245,051
Exxon Mobil Corp. (Oil & Gas)	35,574	2,182,464
Family Dollar Stores, Inc. (Retail)	1,078	26,336
Fannie Mae (Diversified Financial Services)	8,085	388,889
Federated Department Stores, Inc. (Retail)	9,163	335,366
FedEx Corp. (Transportation)	2,695	314,938
Fifth Third Bancorp (Banks)	4,312	159,328
First Horizon National Corp. (Banks)	2,156	86,671
FirstEnergy Corp. (Electric)	5,390	292,192
Fluor Corp. (Engineering & Construction)	1,617	150,268
Ford Motor Co. (Auto Manufacturers)	30,723	212,910
FPL Group, Inc. (Electric)	6,468	267,646
Franklin Resources, Inc. (Diversified Financial Services)	1,078	93,581
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,617	89,598
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	3,773	110,926
Gannett Co., Inc. (Media)	1,617	90,439
Gateway, Inc. * (Computers)	4,312	8,193
General Electric Co. (Miscellaneous Manufacturing)	87,857	2,895,766
General Motors Corp. (Auto Manufacturers)	9,163	272,966
Genuine Parts Co. (Distribution/Wholesale)	2,695	112,274
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,929	206,566
Genzyme Corp. * (Biotechnology)	1,617	98,718
Goodrich Corp. (Aerospace/Defense)	2,156	86,865
Halliburton Co. (Oil & Gas Services)	5,390	399,992
Harrah’s Entertainment, Inc. (Lodging)	1,078	76,732
Hartford Financial Services Group, Inc. (Insurance)	4,851	410,395
Hasbro, Inc. (Toys/Games/Hobbies)	2,695	48,806
HCA, Inc. (Healthcare-Services)	3,234	139,547
Heinz (H.J.) Co. (Food)	3,234	133,305
Hercules, Inc. * (Chemicals)	1,617	24,675
Hess Corp. (Oil & Gas)	1,078	56,972
Hewlett-Packard Co. (Computers)	45,276	1,434,344
Hilton Hotels Corp. (Lodging)	2,695	76,215
Honeywell International, Inc. (Miscellaneous Manufacturing)	13,475	543,043
Huntington Bancshares, Inc. (Banks)	3,773	88,967
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,234	153,615
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	5,390	230,584
Intel Corp. (Semiconductors)	45,276	857,979
International Flavors & Fragrances, Inc. (Chemicals)	539	18,994
International Paper Co. (Forest Products & Paper)	8,085	261,146
Interpublic Group of Cos., Inc. * (Advertising)	4,312	36,005
J.C. Penney Co., Inc. (Holding Company) (Retail)	3,773	254,715
J.P. Morgan Chase & Co. (Diversified Financial Services)	56,595	2,376,990
JDS Uniphase Corp. * (Telecommunications)	17,248	43,637
Johnson Controls, Inc. (Auto Parts & Equipment)	3,234	265,899
Jones Apparel Group, Inc. (Apparel)	1,617	51,404
Juniper Networks, Inc. * (Telecommunications)	3,773	60,330
KB Home (Home Builders)	539	24,713
Kerr-McGee Corp. (Oil & Gas)	1,617	112,139
KeyCorp (Banks)	6,468	230,778
KeySpan Corp. (Gas)	2,695	108,878
Kimberly-Clark Corp. (Household Products/Wares)	3,234	199,538
Kimco Realty Corp. (REIT)	3,234	118,009
Kinder Morgan, Inc. (Pipelines)	1,078	107,681
KLA-Tencor Corp. (Semiconductors)	1,617	67,219
Kroger Co. (Food)	5,390	117,825
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,695	67,321
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,390	351,159
Limited, Inc. (Retail)	5,390	137,930
Lincoln National Corp. (Insurance)	4,851	273,790
Lockheed Martin Corp. (Aerospace/Defense)	5,929	425,346
Loews Corp. (Insurance)	6,468	229,291
Louisiana-Pacific Corp. (Forest Products & Paper)	1,617	35,412
LSI Logic Corp. * (Semiconductors)	4,312	38,592
Lucent Technologies, Inc. * (Telecommunications)	47,971	116,090
M&T Bank Corp. (Banks)	539	63,559
Marathon Oil Corp. (Oil & Gas)	5,929	493,886
Marriott International, Inc.—Class A (Lodging)	2,695	102,733
Marsh & McLennan Cos., Inc. (Insurance)	3,773	101,456
Marshall & Ilsley Corp. (Banks)	2,156	98,615
Masco Corp. (Building Materials)	6,468	191,712
Mattel, Inc. (Toys/Games/Hobbies)	6,468	106,787
MBIA, Inc. (Insurance)	1,078	63,117
McDonald’s Corp. (Retail)	9,702	325,987
McGraw-Hill Cos., Inc. (Media)	2,695	135,370

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

McKesson Corp. (Commercial Services)	4,851	$229,355
MeadWestvaco Corp. (Forest Products & Paper)	2,695	75,271
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,156	123,496
Mellon Financial Corp. (Banks)	4,312	148,462
Merck & Co., Inc. (Pharmaceuticals)	19,404	706,888
Meredith Corp. (Media)	539	26,702
Merrill Lynch & Co., Inc. (Diversified Financial Services)	15,092	1,049,800
MetLife, Inc. (Insurance)	12,397	634,850
Micron Technology, Inc. * (Semiconductors)	10,780	162,347
Molex, Inc. (Electrical Components & Equipment)	1,617	54,283
Molson Coors Brewing Co.—Class B (Beverages)	1,078	73,175
Monsanto Co. (Agriculture)	2,695	226,892
Monster Worldwide, Inc. * (Internet)	1,078	45,987
Moody’s Corp. (Commercial Services)	2,156	117,416
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	17,248	1,090,246
Motorola, Inc. (Telecommunications)	27,489	553,903
Murphy Oil Corp. (Oil & Gas)	1,617	90,326
National City Corp. (Banks)	8,624	312,103
National Semiconductor Corp. (Semiconductors)	3,234	77,131
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,078	68,259
Navistar International Corp. * (Auto Manufacturers)	1,078	26,530
NCR Corp. * (Computers)	1,617	59,247
Newell Rubbermaid, Inc. (Housewares)	4,312	111,379
Newmont Mining Corp. (Mining)	2,156	114,117
News Corp.—Class A (Media)	38,269	733,999
NICOR, Inc. (Gas)	539	22,369
NiSource, Inc. (Electric)	4,312	94,174
Noble Corp. (Oil & Gas)	539	40,112
Nordstrom, Inc. (Retail)	3,234	118,041
Norfolk Southern Corp. (Transportation)	6,468	344,227
North Fork Bancorp, Inc. (Banks)	7,546	227,663
Northern Trust Corp. (Banks)	1,617	89,420
Northrop Grumman Corp. (Aerospace/Defense)	5,390	345,283
Novell, Inc. * (Software)	5,390	35,736
Novellus Systems, Inc. * (Semiconductors)	1,078	26,627
Nucor Corp. (Iron/Steel)	4,851	263,167
Occidental Petroleum Corp. (Oil & Gas)	2,156	221,098
Office Depot, Inc. * (Retail)	2,156	81,928
OfficeMax, Inc. (Retail)	1,078	43,929
PACCAR, Inc. (Auto Manufacturers)	2,695	222,014
Pactiv Corp. * (Packaging & Containers)	1,078	26,681
Pall Corp. (Miscellaneous Manufacturing)	1,078	30,184
Parametric Technology Corp. * (Software)	1,078	13,701
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,156	167,306
Peoples Energy Corp. (Gas)	539	19,355
PerkinElmer, Inc. (Electronics)	2,156	45,060
PG&E Corp. (Electric)	5,390	211,719
Phelps Dodge Corp. (Mining)	3,234	265,705
Pinnacle West Capital Corp. (Electric)	1,617	64,534
Pitney Bowes, Inc. (Office/Business Equipment)	1,617	66,782
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,617	57,404
PMC-Sierra, Inc. * (Semiconductors)	2,156	20,266
PNC Financial Services Group (Banks)	4,851	340,395
PPG Industries, Inc. (Chemicals)	2,695	177,870
PPL Corp. (Electric)	5,929	191,507
Praxair, Inc. (Chemicals)	2,156	116,424
Principal Financial Group, Inc. (Insurance)	4,312	239,963
Progress Energy, Inc. (Electric)	4,312	184,855
Prologis (REIT)	2,695	140,463
Prudential Financial, Inc. (Insurance)	3,773	293,162
Public Service Enterprise Group, Inc. (Electric)	4,312	285,109
Public Storage, Inc. (REIT)	539	40,910
Pulte Homes, Inc. (Home Builders)	3,234	93,107
Qualcomm, Inc. (Telecommunications)	11,319	453,552
Qwest Communications International, Inc. * (Telecommunications)	25,333	204,944
R.R. Donnelley & Sons Co. (Commercial Services)	3,773	120,547
Raytheon Co. (Aerospace/Defense)	7,007	312,302
Regions Financial Corp. (Banks)	7,546	249,924
Reynolds American, Inc. (Agriculture)	1,617	186,440
Robert Half International, Inc. (Commercial Services)	1,078	45,276
Rockwell International Corp. (Machinery-Diversified)	1,617	116,440
Rohm & Haas Co. (Chemicals)	2,156	108,059
Rowan Cos., Inc. (Oil & Gas)	1,078	38,366
Ryder System, Inc. (Transportation)	1,078	62,988
Sabre Holdings Corp. (Leisure Time)	2,156	47,432
SAFECO Corp. (Insurance)	2,156	121,491
Safeway, Inc. (Food)	7,546	196,197
Sanmina-SCI Corp. * (Electronics)	8,624	39,670
Sara Lee Corp. (Food)	5,929	94,983
Schlumberger, Ltd. (Oil & Gas Services)	11,319	736,979
Schwab (Diversified Financial Services)	8,624	137,812
Sealed Air Corp. (Packaging & Containers)	1,078	56,141
Sempra Energy (Gas)	4,312	196,110
Sherwin-Williams Co. (Chemicals)	1,078	51,183
Simon Property Group, Inc. (REIT)	1,617	134,114
Snap-on, Inc. (Hand/Machine Tools)	1,078	43,573
Solectron Corp. * (Electronics)	15,092	51,615
Southern Co. (Electric)	11,858	380,049
Southwest Airlines Co. (Airlines)	6,468	105,881
Sovereign Bancorp, Inc. (Savings & Loans)	5,929	120,418
Sprint Corp. (Telecommunications)	48,510	969,715
St. Paul Cos., Inc. (Insurance)	11,319	504,601
Staples, Inc. (Retail)	4,851	117,976
State Street Corp. (Banks)	2,156	125,242
Sun Microsystems, Inc. * (Computers)	56,595	234,869
Sunoco, Inc. (Oil & Gas)	2,156	149,389
SunTrust Banks, Inc. (Banks)	5,929	452,146
SuperValu, Inc. (Food)	3,234	99,284
Symbol Technologies, Inc. (Electronics)	4,312	46,526
Synovus Financial Corp. (Banks)	2,695	72,172
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,156	81,518
TECO Energy, Inc. (Electric)	3,234	48,316
Tektronix, Inc. (Electronics)	1,078	31,715
Tellabs, Inc. * (Telecommunications)	7,546	100,437
Temple-Inland, Inc. (Forest Products & Paper)	1,617	69,321
Tenet Healthcare Corp. * (Healthcare-Services)	7,546	52,671
Teradyne, Inc. * (Semiconductors)	3,234	45,050
Texas Instruments, Inc. (Semiconductors)	12,397	375,505
Textron, Inc. (Miscellaneous Manufacturing)	2,156	198,740
The AES Corp. * (Electric)	5,390	99,446
The Dow Chemical Co. (Chemicals)	15,631	610,078
The E.W. Scripps Co.—Class A (Media)	539	23,252
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	539	20,843
The Gap, Inc. (Retail)	3,234	56,272
The Goldman Sachs Group, Inc. (Diversified Financial Services)	7,007	1,054,063
The Hershey Co. (Food)	1,078	59,365
The McClatchy Co.—Class A (Media)	237	9,508
The New York Times Co.—Class A (Media)	1,078	26,454
The Pepsi Bottling Group, Inc. (Beverages)	1,078	34,658
The Stanley Works (Hand/Machine Tools)	1,078	50,903
Thermo Electron Corp. * (Electronics)	1,617	58,600
Time Warner, Inc. (Media)	31,801	550,157
Torchmark Corp. (Insurance)	539	32,728
Transocean Sedco Forex, Inc. * (Oil & Gas)	3,234	259,755
Tribune Co. (Media)	4,312	139,838
TXU Corp. (Electric)	4,851	290,041

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Tyco International, Ltd. (Miscellaneous Manufacturing)	32,879	$904,172
Tyson Foods, Inc.—Class A (Food)	4,312	64,076
U.S. Bancorp (Banks)	29,106	898,793
Union Pacific Corp. (Transportation)	4,312	400,844
Unisys Corp. * (Computers)	5,390	33,849
United Parcel Service, Inc.—Class B (Transportation)	5,929	488,134
United States Steel Corp. (Iron/Steel)	1,617	113,384
United Technologies Corp. (Aerospace/Defense)	16,170	1,025,502
UnumProvident Corp. (Insurance)	4,851	87,949
V.F. Corp. (Apparel)	1,617	109,827
Verizon Communications, Inc. (Telecommunications)	47,432	1,588,498
Viacom, Inc.—Class B * (Media)	8,085	289,766
Vornado Realty Trust (REIT)	1,078	105,159
Vulcan Materials Co. (Building Materials)	539	42,042
W.W. Grainger, Inc. (Distribution/Wholesale)	539	40,549
Wachovia Corp. (Banks)	25,872	1,399,158
Walt Disney Co. (Media)	35,574	1,067,221
Washington Mutual, Inc. (Savings & Loans)	15,631	712,461
Waste Management, Inc. (Environmental Control)	4,312	154,715
Weatherford International, Ltd. * (Oil & Gas Services)	2,695	133,726
WellPoint, Inc. * (Healthcare-Services)	10,241	745,237
Wells Fargo & Co. (Banks)	27,489	1,843,962
Weyerhaeuser Co. (Forest Products & Paper)	3,773	234,869
Whirlpool Corp. (Home Furnishings)	1,078	89,097
Williams Cos., Inc. (Pipelines)	9,702	226,639
Xcel Energy, Inc. (Electric)	6,468	124,056
Xerox Corp. * (Office/Business Equipment)	15,092	209,930
Xilinx, Inc. (Semiconductors)	2,695	61,042
XL Capital, Ltd.—Class A (Insurance)	2,695	165,204
Zions Bancorp (Banks)	1,078	84,019

TOTAL COMMON STOCKS
(Cost $86,860,899)		94,172,981

Repurchase Agreements (0.4%)
	Principal Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $381,157 (Collateralized by $382,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $389,532)	$381,000	381,000

TOTAL REPURCHASE AGREEMENTS
(Cost $381,000)		381,000

TOTAL INVESTMENT SECURITIES
(Cost $87,241,899)—100.2%		94,553,981
Net other assets (liabilities)—(0.2)%		(182,839)

NET ASSETS—100.0%		$94,371,142

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $127,950)	2	$1,788

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	NM
Aerospace/Defense	3.0%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.8%
Auto Parts & Equipment	0.3%
Banks	11.5%
Beverages	1.0%
Biotechnology	0.3%
Building Materials	0.3%
Chemicals	2.2%
Coal	0.1%
Commercial Services	0.6%
Computers	2.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	11.9%
Electric	5.4%
Electrical Components & Equipment	0.7%
Electronics	0.5%
Engineering & Construction	0.2%
Environmental Control	0.2%
Food	1.1%
Forest Products & Paper	0.8%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare-Products	0.2%
Healthcare-Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	6.2%
Internet	NM
Iron/Steel	0.5%
Leisure Time	0.2%
Lodging	0.3%
Machinery-Construction & Mining	0.9%
Machinery-Diversified	0.5%
Media	4.7%
Mining	1.0%
Miscellaneous Manufacturing	6.6%
Office/Business Equipment	0.3%
Oil & Gas	6.8%
Oil & Gas Services	1.6%
Packaging & Containers	0.1%
Pharmaceuticals	1.8%
Pipelines	0.6%
Real Estate Investment Trust	1.4%
Retail	2.7%
Savings & Loans	0.9%
Semiconductors	2.5%
Software	0.4%
Telecommunications	8.3%
Toys/Games/Hobbies	0.2%
Transportation	2.5%
Other **	0.2%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $86,860,899)	$94,172,981
Repurchase agreements, at cost	381,000

Total Investment Securities	94,553,981
Cash	71,637
Segregated cash balances with brokers for futures contracts	7,583
Dividends and interest receivable	113,499
Receivable for capital shares issued	12,874,318
Prepaid expenses	1,843

Total Assets	107,622,861

Liabilities:
Payable for investments purchased	13,105,661
Variation margin on futures contracts	275
Advisory fees payable	48,803
Management services fees payable	6,507
Administration fees payable	2,054
Administrative services fees payable	14,174
Distribution fees payable	16,690
Trustee fees payable	8
Transfer agency fees payable	2,094
Fund accounting fees payable	3,119
Compliance services fees payable	765
Other accrued expenses	51,569

Total Liabilities	13,251,719

Net Assets	$94,371,142

Net Assets consist of:
Capital	$88,154,243
Accumulated net investment income (loss)	338,487
Accumulated net realized gains (losses) on investments	(1,435,458)
Net unrealized appreciation (depreciation) on investments	7,313,870

Net Assets	$94,371,142

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,610,704

Net Asset Value (offering and redemption price per share)	$36.15

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$853,957
Interest	5,375

Total Investment Income	859,332

Expenses:
Advisory fees	274,714
Management services fees	54,943
Administration fees	13,039
Transfer agency fees	13,773
Administrative services fees	163,266
Distribution fees	91,571
Custody fees	19,090
Fund accounting fees	22,512
Trustee fees	503
Compliance services fees	1,326
Other fees	23,903

Total Gross Expenses before reductions	678,640
Less Expenses reduced by the Advisor	(5,976)

Total Net Expenses	672,664

Net Investment Income (Loss)	186,668

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	213,581
Net realized gains (losses) on futures contracts	(2,509)
Change in net unrealized appreciation/depreciation on investments	4,000,393

Net Realized and Unrealized Gains (Losses) on Investments	4,211,465

Change in Net Assets Resulting from Operations	$4,398,133

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$186,668	$151,819
Net realized gains (losses) on investments	211,072	(1,538,675)
Change in net unrealized appreciation/depreciation on investments	4,000,393	3,198,933

Change in net assets resulting from operations	4,398,133	1,812,077

Distributions to Shareholders From:
Net investment income	—	(373)
Net realized gains on investments	—	(257,707)

Change in net assets resulting from distributions	—	(258,080)

Capital Transactions:
Proceeds from shares issued	132,641,309	240,936,047
Dividends reinvested	—	258,080
Cost of shares redeemed	(121,790,652)	(168,547,854)

Change in net assets resulting from capital transactions	10,850,657	72,646,273

Change in net assets	15,248,790	74,200,270
Net Assets:
Beginning of period	79,122,352	4,922,082

End of period	$94,371,142	$79,122,352

Accumulated net investment income (loss)	$338,487	$151,819

Share Transactions:
Issued	3,712,115	7,248,098
Reinvested	—	7,620
Redeemed	(3,410,927)	(5,093,212)

Change in shares	301,188	2,162,506

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the period
	six months ended		year ended	May 3, 2004 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$34.26		$33.48	$30.00

Investment Activities:
Net investment income (loss) (b)	0.09		0.13	—	(c)
Net realized and unrealized gains (losses) on investments	1.80		0.94	3.48

Total income (loss) from investment activities	1.89		1.07	3.48

Distributions to Shareholders From:
Net investment income	—		— (c)	—
Net realized gain on investments and futures contracts	—		(0.29)	—

Total distributions	—		(0.29)	—

Net Asset Value, End of Period	$36.15		$34.26	$33.48

Total Return	5.52	% (d)	3.21%	11.60	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.85%		2.00%	2.04%
Net expenses (e)	1.84%		1.98%	1.98%
Net investment income (loss) (e)	0.51%		0.40%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$94,371		$79,122	$4,922
Portfolio turnover rate (f)	149	% (d)	499%	1,352	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Growth
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.05%.

S&P 500/Citigroup Growth - Sector Composition
% of Index

Consumer, Non-cyclical	32.93%
Technology	14.30%
Consumer, Cyclical	11.68%
Energy	11.45%
Financial	10.52%
Communications	9.34%
Industrial	7.87%
Basic Materials	1.12%
Utilities	0.79%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2006
(unaudited)

Common Stocks (99.7)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,246	$342,949
Abbott Laboratories (Pharmaceuticals)	9,264	404,003
ADC Telecommunications, Inc. * (Telecommunications)	386	6,508
Adobe Systems, Inc. * (Software)	5,790	175,784
Aetna, Inc. (Healthcare-Services)	2,316	92,478
Affiliated Computer Services, Inc.—Class A * (Computers)	1,158	59,764
AFLAC, Inc. (Insurance)	3,088	143,129
Agilent Technologies, Inc. * (Electronics)	1,544	48,729
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	386	18,806
Allegheny Technologies, Inc. (Iron/Steel)	386	26,727
Allergan, Inc. (Pharmaceuticals)	1,544	165,609
Alltel Corp. (Telecommunications)	1,544	98,554
Altera Corp.* (Semiconductors)	2,316	40,646
Altria Group, Inc. (Agriculture)	12,352	907,008
Amazon.com, Inc. * (Internet)	3,088	119,444
Ambac Financial Group, Inc. (Insurance)	1,158	93,914
American Express Co. (Diversified Financial Services)	11,966	636,830
American International Group, Inc. (Insurance)	14,668	866,145
American Power Conversion Corp. (Electrical Components & Equipment)	772	15,046
American Standard Cos. (Building Materials)	1,158	50,107
Ameriprise Financial, Inc. (Diversified Financial Services)	1,544	68,970
AmerisourceBergen Corp. (Pharmaceuticals)	1,930	80,906
Amgen, Inc. * (Biotechnology)	11,194	730,184
Anadarko Petroleum Corp. (Oil & Gas)	4,246	202,492
Analog Devices, Inc. (Semiconductors)	2,316	74,436
Anheuser-Busch Cos., Inc. (Beverages)	7,334	334,357
Apache Corp. (Oil & Gas)	3,088	210,756
Apollo Group, Inc.—Class A * (Commercial Services)	1,544	79,778
Apple Computer, Inc. * (Computers)	4,246	242,532
Applera Corp.—Applied Biosystems Group (Electronics)	1,158	37,461
Applied Materials, Inc. (Semiconductors)	7,334	119,398
Autodesk, Inc. * (Software)	2,316	79,809
Automatic Data Processing, Inc. (Software)	3,474	157,546
AutoZone, Inc. * (Retail)	386	34,045
Avon Products, Inc. (Cosmetics/Personal Care)	2,702	83,762
Baker Hughes, Inc. (Oil & Gas Services)	2,316	189,564
Ball Corp. (Packaging & Containers)	1,158	42,892
Bank of America Corp. (Banks)	10,036	482,731
Bard (C.R.), Inc. (Healthcare-Products)	1,158	84,835
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,158	55,225
Bausch & Lomb, Inc. (Healthcare-Products)	386	18,929
Baxter International, Inc. (Healthcare-Products)	4,246	156,083
Becton, Dickinson & Co. (Healthcare-Products)	2,316	141,577
Bed Bath & Beyond, Inc. * (Retail)	2,702	89,625
Best Buy Co., Inc. (Retail)	3,860	211,682
Biogen Idec, Inc. * (Biotechnology)	1,544	71,534
Biomet, Inc. (Healthcare-Products)	2,316	72,468
BJ Services Co. (Oil & Gas Services)	3,088	115,059
Black & Decker Corp. (Hand/Machine Tools)	772	65,203
BMC Software, Inc. * (Software)	772	18,451
Boeing Co. (Aerospace/Defense)	3,088	252,938
Boston Properties, Inc. (REIT)	386	34,894
Boston Scientific Corp. * (Healthcare-Products)	11,580	195,007
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,106	209,621
Broadcom Corp.—Class A * (Semiconductors)	4,246	127,592
Brown-Forman Corp. (Beverages)	386	27,672
CA, Inc. (Software)	1,544	31,729
Campbell Soup Co. (Food)	1,930	71,622
Capital One Financial Corp. (Diversified Financial Services)	3,088	263,870
Cardinal Health, Inc. (Pharmaceuticals)	3,860	248,314
Caremark Rx, Inc. (Pharmaceuticals)	4,246	211,748
Carnival Corp. (Leisure Time)	2,702	112,781
CBS Corp.—Class B (Media)	3,474	93,972
Cendant Corp. (Commercial Services)	9,650	157,198
Centex Corp. (Home Builders)	1,158	58,247
Chesapeake Energy Corp. (Oil & Gas)	3,860	116,765
ChevronTexaco Corp. (Oil & Gas)	12,352	766,565
CIENA Corp. * (Telecommunications)	1,930	9,283
CIGNA Corp. (Insurance)	772	76,050
Cincinnati Financial Corp. (Insurance)	772	36,292
Cintas Corp. (Textiles)	1,158	46,042
Cisco Systems, Inc. * (Telecommunications)	59,058	1,153,402
Citrix Systems, Inc. * (Software)	1,930	77,470
See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Clear Channel Communications, Inc. (Media)	5,018	$155,307
Clorox Co. (Household Products/Wares)	1,544	94,138
Coach, Inc. * (Apparel)	3,860	115,414
Coca-Cola Co. (Beverages)	10,808	464,960
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,018	300,578
Commerce Bancorp, Inc. (Banks)	1,930	68,843
Compuware Corp. * (Software)	1,158	7,759
Comverse Technology, Inc. * (Telecommunications)	772	15,262
CONSOL Energy, Inc. (Coal)	772	36,068
Convergys Corp. * (Commercial Services)	386	7,527
Corning, Inc. * (Telecommunications)	5,790	140,060
Countrywide Credit Industries, Inc. (Diversified Financial Services)	5,790	220,483
Coventry Health Care, Inc. * (Healthcare-Services)	1,544	84,827
D.R. Horton, Inc. (Home Builders)	2,702	64,363
Danaher Corp. (Miscellaneous Manufacturing)	2,316	148,965
Darden Restaurants, Inc. (Retail)	1,158	45,625
Dean Foods Co. * (Food)	772	28,711
Dell, Inc. * (Computers)	22,002	537,069
Devon Energy Corp. (Oil & Gas)	4,246	256,501
Dollar General Corp. (Retail)	1,930	26,981
Dow Jones & Co., Inc. (Media)	386	13,514
E*TRADE Financial Corp. * (Diversified Financial Services)	2,702	61,660
eBay, Inc. * (Internet)	11,194	327,872
Ecolab, Inc. (Chemicals)	1,930	78,319
Edison International (Electric)	1,544	60,216
Electronic Arts, Inc. * (Software)	3,088	132,908
Eli Lilly & Co. (Pharmaceuticals)	10,808	597,358
EMC Corp. * (Computers)	10,422	114,329
EOG Resources, Inc. (Oil & Gas)	2,316	160,591
Equifax, Inc. (Commercial Services)	1,158	39,766
Exelon Corp. (Electric)	3,860	219,363
Express Scripts, Inc. * (Pharmaceuticals)	1,544	110,767
Exxon Mobil Corp. (Oil & Gas)	37,442	2,297,067
Family Dollar Stores, Inc. (Retail)	772	18,860
Fannie Mae (Diversified Financial Services)	4,632	222,799
Federated Investors, Inc.—Class B (Diversified Financial Services)	772	24,318
FedEx Corp. (Transportation)	1,544	180,432
Fifth Third Bancorp (Banks)	2,702	99,839
First Data Corp. (Software)	7,334	330,323
Fiserv, Inc. * (Software)	1,544	70,036
Fisher Scientific International, Inc. * (Electronics)	1,158	84,592
Forest Laboratories, Inc. * (Pharmaceuticals)	3,088	119,475
Fortune Brands, Inc. (Household Products/Wares)	1,544	109,639
Franklin Resources, Inc. (Diversified Financial Services)	772	67,017
Freddie Mac (Diversified Financial Services)	6,562	374,100
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	772	42,777
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	1,544	45,394
Gannett Co., Inc. (Media)	1,158	64,767
General Dynamics Corp. (Aerospace/Defense)	3,860	252,676
General Electric Co. (Miscellaneous Manufacturing)	48,250	1,590,321
General Mills, Inc. (Food)	3,474	179,466
Genzyme Corp. * (Biotechnology)	1,544	94,261
Gilead Sciences, Inc. * (Pharmaceuticals)	4,246	251,193
Golden West Financial Corp. (Savings & Loans)	2,316	171,847
Google, Inc.—Class A * (Internet)	1,930	809,307
H&R Block, Inc. (Commercial Services)	3,088	73,680
Halliburton Co. (Oil & Gas Services)	1,930	143,225
Harley-Davidson, Inc. (Leisure Time)	2,702	148,313
Harman International Industries, Inc. (Home Furnishings)	772	65,906
Harrah’s Entertainment, Inc. (Lodging)	1,158	82,426
HCA, Inc. (Healthcare-Services)	1,930	83,280
Health Management Associates, Inc.—Class A (Healthcare-Services)	2,316	45,648
Heinz (H.J.) Co. (Food)	1,544	63,644
Hess Corp. (Oil & Gas)	1,544	81,600
Hilton Hotels Corp. (Lodging)	1,544	43,664
Home Depot, Inc. (Retail)	20,072	718,377
Hospira, Inc. * (Pharmaceuticals)	1,544	66,299
Humana, Inc. * (Healthcare-Services)	1,544	82,913
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,930	91,675
IMS Health, Inc. (Software)	1,930	51,821
Intel Corp. (Semiconductors)	29,336	555,916
International Business Machines Corp. (Computers)	15,054	1,156,449
International Flavors & Fragrances, Inc. (Chemicals)	386	13,603
International Game Technology (Entertainment)	3,088	117,159
Interpublic Group of Cos., Inc. * (Advertising)	1,544	12,892
Intuit, Inc. * (Software)	1,544	93,242
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,930	95,535
Jabil Circuit, Inc. (Electronics)	1,544	39,526
Janus Capital Group, Inc. (Diversified Financial Services)	1,930	34,547
JDS Uniphase Corp. * (Telecommunications)	5,790	14,649
Johnson & Johnson (Healthcare-Products)	28,564	1,711,555
Juniper Networks, Inc. * (Telecommunications)	3,088	49,377
KB Home (Home Builders)	386	17,698
Kellogg Co. (Food)	2,316	112,164
Kerr-McGee Corp. (Oil & Gas)	1,158	80,307
Kimberly-Clark Corp. (Household Products/Wares)	2,316	142,897
Kinder Morgan, Inc. (Pipelines)	386	38,558
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,316	39,372
KLA-Tencor Corp. (Semiconductors)	1,158	48,138
Kohls Corp. * (Retail)	3,474	205,383
Kroger Co. (Food)	3,860	84,380
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,158	87,336
Laboratory Corp. of America Holdings * (Healthcare-Services)	1,158	72,062
Legg Mason, Inc. (Diversified Financial Services)	1,158	115,244
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,930	125,740
Lennar Corp.—Class A (Home Builders)	1,158	51,380
Lexmark International, Inc.—Class A * (Computers)	1,158	64,651
Linear Technology Corp. (Semiconductors)	3,088	103,417
Liz Claiborne, Inc. (Apparel)	1,158	42,915
Lowe’s Cos., Inc. (Retail)	7,334	444,954
LSI Logic Corp. * (Semiconductors)	1,158	10,364
Lucent Technologies, Inc. * (Telecommunications)	14,668	35,497
M&T Bank Corp. (Banks)	386	45,517
Manor Care, Inc. (Healthcare-Services)	772	36,222
Marriott International, Inc.—Class A (Lodging)	1,544	58,857
Marsh & McLennan Cos., Inc. (Insurance)	3,088	83,036
Marshall & Ilsley Corp. (Banks)	1,158	52,967
Maxim Integrated Products, Inc. (Semiconductors)	3,088	99,156
MBIA, Inc. (Insurance)	772	45,201
McClatchy Co. (Media)	187	7,502
McCormick & Co., Inc. (Food)	1,158	38,851
McDonald’s Corp. (Retail)	6,562	220,483
McGraw-Hill Cos., Inc. (Media)	1,930	96,944
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,544	88,440
MedImmune, Inc. * (Biotechnology)	2,316	62,764
Medtronic, Inc. (Healthcare-Products)	11,580	543,334

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Mellon Financial Corp. (Banks)	1,544	$53,160
Merck & Co., Inc. (Pharmaceuticals)	9,650	351,550
Meredith Corp. (Media)	386	19,122
MGIC Investment Corp. (Insurance)	772	50,180
Microsoft Corp. (Software)	84,534	1,969,642
Millipore Corp. * (Biotechnology)	386	24,314
Molex, Inc. (Electrical Components & Equipment)	386	12,958
Monsanto Co. (Agriculture)	1,158	97,492
Monster Worldwide, Inc. * (Internet)	386	16,467
Moody’s Corp. (Commercial Services)	1,158	63,065
Motorola, Inc. (Telecommunications)	7,334	147,780
Murphy Oil Corp. (Oil & Gas)	772	43,124
Mylan Laboratories, Inc. (Pharmaceuticals)	1,930	38,600
Nabors Industries, Ltd. * (Oil & Gas)	3,088	104,344
National Semiconductor Corp. (Semiconductors)	1,544	36,824
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,158	73,325
NCR Corp. * (Computers)	772	28,286
Network Appliance, Inc. * (Computers)	3,474	122,632
Newmont Mining Corp. (Mining)	3,088	163,447
NIKE, Inc.—Class B (Apparel)	1,930	156,330
Noble Corp. (Oil & Gas)	772	57,452
Northern Trust Corp. (Banks)	772	42,692
Novellus Systems, Inc. * (Semiconductors)	386	9,534
NVIDIA Corp. * (Semiconductors)	3,474	73,961
Occidental Petroleum Corp. (Oil & Gas)	2,702	277,090
Office Depot, Inc. * (Retail)	1,544	58,672
Omnicom Group, Inc. (Advertising)	1,544	137,555
Oracle Corp. * (Software)	37,442	542,535
Pactiv Corp. * (Packaging & Containers)	772	19,107
Pall Corp. (Miscellaneous Manufacturing)	772	21,616
Parametric Technology Corp. * (Software)	386	4,906
Patterson Cos., Inc. * (Healthcare-Products)	1,158	40,449
Paychex, Inc. (Commercial Services)	3,088	120,370
PepsiCo, Inc. (Beverages)	15,826	950,193
Pfizer, Inc. (Pharmaceuticals)	70,638	1,657,875
Pitney Bowes, Inc. (Office/Business Equipment)	1,158	47,825
Plum Creek Timber Co., Inc. (Forest Products & Paper)	772	27,406
PMC-Sierra, Inc. * (Semiconductors)	772	7,257
Praxair, Inc. (Chemicals)	1,544	83,376
Procter & Gamble Co. (Cosmetics/Personal Care)	31,652	1,759,852
Progressive Corp. (Insurance)	7,720	198,481
Prologis (REIT)	772	40,237
Prudential Financial, Inc. (Insurance)	2,702	209,945
Public Storage, Inc. (REIT)	386	29,297
QLogic Corp. * (Semiconductors)	1,544	26,619
Qualcomm, Inc. (Telecommunications)	9,650	386,676
Quest Diagnostics, Inc. (Healthcare-Services)	1,544	92,516
RadioShack Corp. (Retail)	1,158	16,212
Robert Half International, Inc. (Commercial Services)	772	32,424
Rockwell Collins, Inc. (Aerospace/Defense)	1,544	86,263
Rockwell International Corp. (Machinery-Diversified)	772	55,592
Rowan Cos., Inc. (Oil & Gas)	386	13,738
SanDisk Corp. * (Computers)	1,930	98,391
Sara Lee Corp. (Food)	3,860	61,837
Schering-Plough Corp. (Pharmaceuticals)	14,282	271,786
Schlumberger, Ltd. (Oil & Gas Services)	4,632	301,589
Schwab (Diversified Financial Services)	5,018	80,188
Sears Holdings Corp. * (Retail)	772	119,536
Sherwin-Williams Co. (Chemicals)	386	18,327
Sigma-Aldrich Corp. (Chemicals)	772	56,078
Simon Property Group, Inc. (REIT)	772	64,030
SLM Corp. (Diversified Financial Services)	3,860	204,271
Southwest Airlines Co. (Airlines)	3,088	50,551
St. Jude Medical, Inc. * (Healthcare-Products)	3,474	112,627
Staples, Inc. (Retail)	4,246	103,263
Starbucks Corp. * (Retail)	7,334	276,932
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,930	116,457
State Street Corp. (Banks)	1,930	112,114
Stryker Corp. (Healthcare-Products)	2,702	113,781
Symantec Corp. * (Internet)	10,036	155,959
Synovus Financial Corp. (Banks)	1,544	41,348
Sysco Corp. (Food)	5,790	176,942
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,544	58,379
Target Corp. (Retail)	8,492	415,004
Tektronix, Inc. (Electronics)	386	11,356
Texas Instruments, Inc. (Semiconductors)	7,334	222,147
The AES Corp. * (Electric)	3,088	56,974
The E.W. Scripps Co.—Class A (Media)	386	16,652
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	772	29,853
The Gap, Inc. (Retail)	3,088	53,731
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,544	17,138
The Hershey Co. (Food)	1,158	63,771
The New York Times Co.—Class A (Media)	772	18,945
The Pepsi Bottling Group, Inc. (Beverages)	772	24,820
Thermo Electron Corp. * (Electronics)	386	13,989
Tiffany & Co. (Retail)	1,544	50,983
Time Warner, Inc. (Media)	22,388	387,313
TJX Cos., Inc. (Retail)	4,246	97,064
Torchmark Corp. (Insurance)	386	23,438
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,158	93,011
TXU Corp. (Electric)	1,544	92,316
United Parcel Service, Inc.—Class B (Transportation)	6,948	572,029
UnitedHealth Group, Inc. (Healthcare-Services)	13,124	587,694
Univision Communications, Inc.—Class A * (Media)	2,316	77,586
UST, Inc. (Agriculture)	1,544	69,773
Valero Energy Corp. (Oil & Gas)	5,790	385,151
VeriSign, Inc. * (Internet)	2,316	53,662
Viacom, Inc.—Class B * (Media)	1,930	69,171
Vornado Realty Trust (REIT)	772	75,309
Vulcan Materials Co. (Building Materials)	386	30,108
W.W. Grainger, Inc. (Distribution/Wholesale)	386	29,039
Wal-Mart Stores, Inc. (Retail)	24,318	1,171,398
Walgreen Co. (Retail)	9,650	432,706
Waste Management, Inc. (Environmental Control)	2,702	96,948
Waters Corp. * (Electronics)	1,158	51,415
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,158	26,958
Weatherford International, Ltd. * (Oil & Gas Services)	1,930	95,767
Wendy’s International, Inc. (Retail)	1,158	67,500
Whole Foods Market, Inc. (Food)	1,544	99,804
Wrigley (Wm.) Jr. Co. (Food)	2,316	105,054
Wyeth (Pharmaceuticals)	13,124	582,837
Xilinx, Inc. (Semiconductors)	1,930	43,715
XTO Energy, Inc. (Oil & Gas)	3,474	153,794
Yahoo!, Inc. * (Internet)	11,966	394,878
YUM! Brands, Inc. (Retail)	2,702	135,830
Zimmer Holdings, Inc. * (Healthcare-Products)	2,316	131,364
Zions Bancorp (Banks)	386	30,085

TOTAL COMMON STOCKS
(Cost $52,006,565)		54,971,637

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2006
(unaudited)

Repurchase Agreements (0.5%)
	Principal
	Amount	Value

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $252,104 (Collateralized by $253,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $257,988)	$252,000	$252,000

TOTAL REPURCHASE AGREEMENTS
(Cost $252,000)		252,000

TOTAL INVESTMENT SECURITIES
(Cost $52,258,565)—100.2%		55,223,637
Net other assets (liabilities)—(0.2)%		(89,882)

NET ASSETS—100.0%		$55,133,755

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $127,950)	2	$1,788

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.6%
Auto Parts & Equipment	NM
Banks	1.9%
Beverages	3.3%
Biotechnology	1.8%
Building Materials	0.1%
Chemicals	0.5%
Coal	0.1%
Commercial Services	1.0%
Computers	4.4%
Cosmetics/Personal Care	4.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.6%
Electric	0.8%
Electrical Components & Equipment	0.1%
Electronics	0.5%
Entertainment	0.2%
Environmental Control	0.2%
Food	2.0%
Forest Products & Paper	NM
Hand/Machine Tools	0.1%
Healthcare-Products	6.0%
Healthcare-Services	2.1%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	3.3%
Internet	3.4%
Iron/Steel	NM
Leisure Time	0.5%
Lodging	0.5%
Machinery-Diversified	0.1%
Media	1.9%
Mining	0.4%
Miscellaneous Manufacturing	4.2%
Office/Business Equipment	0.1%
Oil & Gas	9.6%
Oil & Gas Services	1.7%
Packaging & Containers	0.1%
Pharmaceuticals	10.1%
Pipelines	0.1%
REIT	0.4%
Retail	9.1%
Savings & Loans	0.3%
Semiconductors	3.0%
Software	6.8%
Telecommunications	3.7%
Textiles	0.1%
Transportation	1.4%
Other **	0.3%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $52,006,565)	$54,971,637
Repurchase agreements, at cost	252,000

Total Investment Securities	55,223,637
Cash	1,169
Segregated cash balances with brokers for futures contracts	7,583
Dividends and interest receivable	47,193
Receivable for capital shares issued	1,099,005
Prepaid expenses	1,922

Total Assets	56,380,509

Liabilities:
Payable for investments purchased	1,139,355
Variation margin on futures contracts	275
Advisory fees payable	34,095
Management services fees payable	4,546
Administration fees payable	1,440
Administrative services fees payable	8,522
Distribution fees payable	11,554
Trustee fees payable	5
Transfer agency fees payable	1,464
Fund accounting fees payable	2,254
Compliance services fees payable	585
Other accrued expenses	42,659

Total Liabilities	1,246,754

Net Assets	$55,133,755

Net Assets consist of:
Capital	$55,000,552
Accumulated net investment income (loss)	(135,200)
Accumulated net realized gains (losses) on investments	(2,698,457)
Net unrealized appreciation (depreciation on investments)	2,966,860

Net Assets	$55,133,755

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,764,950

Net Asset Value (offering and redemption price per share)	$31.24

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$479,483
Interest	3,894

Total Investment Income	483,377

Expenses:
Advisory fees	248,977
Management services fees	49,796
Administration fees	9,331
Transfer agency fees	13,652
Administrative services fees	151,622
Distribution fees	82,992
Custody fees	19,122
Fund accounting fees	22,963
Trustee fees	518
Compliance services fees	1,163
Other fees	23,212

Total Gross Expenses before reductions	623,348
Less Expenses reduced by the Advisor	(4,771)

Total Net Expenses	618,577

Net Investment Income (Loss)	(135,200)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains (losses) on investment securities	(658,212)
Net realized gains (losses) on futures contracts	(2,509)
Change in net unrealized appreciation/depreciation on investments	(137,772)

Net Realized and Unrealized Gains (Losses) on Investments	(798,493)

Change in Net Assets Resulting from Operations	$(933,693)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(135,200)	$(133,075)
Net realized gains (losses) on investments	(660,721)	(1,849,905)
Change in net unrealized appreciation/depreciation on investments	(137,772)	3,026,823

Change in net assets resulting from operations	(933,693)	1,043,843

Distributions to Shareholders From:
Net investment income	—	(913)
Net realized gains on investments	—	(38,649)

Change in net assets resulting from distributions	—	(39,562)

Capital Transactions:
Proceeds from shares issued	84,937,841	264,026,202
Dividends reinvested	—	39,562
Cost of shares redeemed	(112,382,351)	(185,459,140)

Change in net assets resulting from capital transactions	(27,444,510)	78,606,624

Change in net assets	(28,378,203)	79,610,905
Net Assets:
Beginning of period	83,511,958	3,901,053

End of period	$55,133,755	$83,511,958

Accumulated net investment income (loss)	$(135,200)	$—

Share Transactions:
Issued	2,649,678	8,497,533
Reinvested	—	1,249
Redeemed	(3,508,349)	(5,998,579)

Change in shares	(858,671)	2,500,203

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the period
	six months ended		year ended	May 3, 2004 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$31.83		$31.61	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.06)		(0.14)	0.04
Net realized and unrealized gains (losses) on investments	(0.53)		0.42	1.57

Total income (loss) from investment activities	(0.59)		0.28	1.61

Distributions to Shareholders From:
Net investment income	—		— (c)	—
Net realized gains on investments	—		(0.06)	—

Total distributions	—		(0.06)	—

Net Asset Value, End of Period	$31.24		$31.83	$31.61

Total Return	(1.85	)% (d)	0.90%	5.37	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.88%		1.94%	3.06%
Net expenses (e)	1.86%		1.94%	1.98%
Net investment income (loss) (e)	(0.41)%		(0.43)%	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$55,134		$83,512	$3,901
Portfolio turnover rate (f)	122	% (d)	635%	1,134	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%
Futures Contracts	1%

Total Exposure	99%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P MidCap 400/Citigroup Value - Sector Composition
% of Index

Financial	22.80%
Industrial	17.41%
Utilities	12.03%
Consumer, Non-cyclical	10.17%
Consumer, Cyclical	8.98%
Energy	8.29%
Technology	8.15%
Basic Materials	6.66%
Communications	5.04%
Diversified	0.47%

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (98.4%)
	Shares	Value

3Com Corp. * (Telecommunications)	58,235	$298,163
99 Cents Only Stores * (Retail)	2,452	25,648
Acxiom Corp. (Software)	11,647	291,175
Adesa, Inc. (Commercial Services)	7,969	177,231
ADTRAN, Inc. (Telecommunications)	4,904	109,997
Advanced Medical Optics, Inc. * (Healthcare-Products)	6,743	341,870
Advent Software, Inc. * (Software)	1,226	44,222
Affymetrix, Inc. * (Biotechnology)	2,452	62,771
AGCO Corp. * (Machinery-Diversified)	13,486	354,951
AGL Resources, Inc. (Gas)	11,647	443,984
Airgas, Inc. (Chemicals)	6,743	251,177
Alaska Air Group, Inc. * (Airlines)	6,130	241,645
Albemarle Corp. (Chemicals)	5,517	264,154
Alexander & Baldwin, Inc. (Transportation)	6,743	298,513
Alliant Energy Corp. (Electric)	17,164	588,725
AMB Property Corp. ( REIT)	12,873	650,731
American Financial Group, Inc. (Insurance)	6,743	289,275
American Greetings Corp.—Class A (Household Products/Wares)	8,582	180,307
AmeriCredit Corp. * (Diversified Financial Services)	10,421	290,954
Amerus Group Co. (Insurance)	5,517	323,020
Ametek, Inc. (Electrical Components & Equipment)	3,678	174,264
AnnTaylor Stores Corp. * (Retail)	6,130	265,919
Aqua America, Inc. (Water)	9,195	209,554
Aquila, Inc. * (Electric)	55,170	232,266
Arch Coal, Inc. (Coal)	11,034	467,511
Arrow Electronics, Inc. * (Electronics)	17,777	572,419
Arthur J.Gallagher & Co. (Insurance)	6,130	155,334
ArvinMeritor, Inc. (Auto Parts & Equipment)	10,421	179,137
Associated Banc-Corp. (Banks)	19,616	618,492
Astoria Financial Corp. (Savings & Loans)	12,873	391,983
Atmel Corp. * (Semiconductors)	63,752	353,824
Avnet, Inc. * (Electronics)	21,455	429,529
Avocent Corp. * (Internet)	4,291	112,639
Bandag, Inc. (Auto Parts & Equipment)	1,839	67,289
Bank of Hawaii Corp. (Banks)	7,356	364,858
Banta Corp. (Commercial Services)	3,678	170,402
Barnes & Noble, Inc. (Retail)	4,904	178,996
Beazer Homes USA, Inc. (Home Builders)	2,452	112,473
Belo Corp.—Class A (Media)	13,486	210,382
BJ’s Wholesale Club, Inc. * (Retail)	9,808	278,057
Black Hills Corp. (Electric)	4,904	168,354
Blyth, Inc. (Household Products/Wares)	3,678	67,896
Bob Evans Farms, Inc. (Retail)	5,517	165,565
Borders Group, Inc. (Retail)	9,808	181,056
BorgWarner, Inc. (Auto Parts & Equipment)	8,582	558,688
Bowater, Inc. (Forest Products & Paper)	8,582	195,241
Boyd Gaming Corp. (Lodging)	3,065	123,703
Brinker International, Inc. (Retail)	3,678	133,511
Cabot Corp. (Chemicals)	9,195	317,411
Cadence Design Systems, Inc. * (Computers)	24,520	420,517
Callaway Golf Co. (Leisure Time)	9,808	127,406
Cameron International Corp. * (Oil & Gas Services)	9,808	468,528
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	4,291	340,276
Carmax, Inc. * (Retail)	9,808	347,791
Cathay Bancorp, Inc. (Banks)	3,678	133,806
CBRL Group, Inc. (Retail)	4,291	145,551
Ceridian Corp. * (Computers)	13,486	329,598
Charles River Laboratories International, Inc. * (Biotechnology)	4,904	180,467
CheckFree Corp. * (Internet)	8,582	425,323
Chemtura Corp. (Chemicals)	35,554	332,074
Cincinnati Bell, Inc. * (Telecommunications)	36,780	150,798
City National Corp. (Banks)	3,065	199,501
Claire’s Stores, Inc. (Retail)	6,743	172,014
Commercial Metals Co. (Metal Fabricate/Hardware)	17,777	456,869
Commscope, Inc. * (Telecommunications)	8,582	269,646
Con-way, Inc. (Transportation)	7,356	426,133
Covance, Inc. * (Healthcare-Services)	3,678	225,167
Crane Co. (Miscellaneous Manufacturing)	7,356	306,010
Credence Systems Corp. * (Semiconductors)	14,712	51,492
Cullen/Frost Bankers, Inc. (Banks)	4,291	245,874
Cypress Semiconductor Corp. * (Semiconductors)	13,486	196,086
Cytec Industries, Inc. (Chemicals)	6,130	328,936
Deluxe Corp. (Commercial Services)	3,678	64,291
Developers Diversified Realty Corp. ( REIT)	16,551	863,632
DeVry, Inc. * (Commercial Services)	3,065	67,338
Diebold, Inc. (Computers)	6,130	249,001
Dollar Tree Stores, Inc. * (Retail)	5,517	146,201
DPL, Inc. (Electric)	17,777	476,424

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

DRS Technologies, Inc. (Aerospace/Defense)	3,065	$149,419
Dun & Bradstreet Corp. * (Software)	4,904	341,711
Duquesne Light Holdings, Inc. (Electric)	11,647	191,477
Dycom Industries, Inc. * (Engineering & Construction)	6,130	130,508
Edwards (A.G.), Inc. (Diversified Financial Services)	11,034	610,401
Edwards Lifesciences Corp. * (Healthcare-Products)	3,065	139,243
Emmis Communications Corp. * (Media)	3,678	57,524
Energy East Corp. (Electric)	22,068	528,087
Ensco International, Inc. (Oil & Gas)	12,260	564,205
Entercom Communications Corp. (Media)	3,065	80,180
Equitable Resources, Inc. (Pipelines)	9,808	328,568
Everest Re Group, Ltd. (Insurance)	4,291	371,472
Fairchild Semiconductor International, Inc. * (Semiconductors)	17,777	323,008
Federal Signal Corp. (Miscellaneous Manufacturing)	7,356	111,370
Ferro Corp. (Chemicals)	6,130	97,835
Fidelity National Financial, Inc. (Insurance)	12,260	477,527
First American Financial Corp. (Insurance)	14,099	595,966
First Niagara Financial Group, Inc. (Savings & Loans)	10,421	146,102
FirstMerit Corp. (Banks)	11,647	243,888
Florida Rock Industries, Inc. (Building Materials)	2,452	121,791
Flowserve Corp. * (Machinery-Diversified)	4,904	279,038
FMC Corp. (Chemicals)	5,517	355,240
FMC Technologies, Inc. * (Oil & Gas Services)	5,517	372,177
Foot Locker, Inc. (Retail)	23,294	570,469
Forest Oil Corp. * (Oil & Gas)	7,969	264,252
Furniture Brands International, Inc. (Home Furnishings)	7,356	153,299
Gartner Group, Inc. * (Commercial Services)	5,517	78,341
GATX Corp. (Trucking & Leasing)	7,356	312,630
Gentex Corp. (Electronics)	10,421	145,894
Glatfelter (Forest Products & Paper)	6,743	107,011
Granite Construction, Inc. (Engineering & Construction)	3,065	138,752
Great Plains Energy, Inc. (Electric)	11,647	324,485
Greater Bay Bancorp (Banks)	3,065	88,119
Hanover Compressor Co. * (Oil & Gas Services)	13,486	253,267
Hanover Insurance Group, Inc. (Insurance)	7,356	349,116
Harris Corp. (Telecommunications)	7,969	330,793
Harsco Corp. (Miscellaneous Manufacturing)	6,130	477,895
Harte-Hanks, Inc. (Advertising)	3,065	78,587
Hawaiian Electric Industries, Inc. (Electric)	12,260	342,177
HCC Insurance Holdings, Inc. (Insurance)	16,551	487,261
Health Net, Inc. * (Healthcare-Services)	5,517	249,203
Helmerich & Payne, Inc. (Oil & Gas)	4,904	295,515
Henry Schein, Inc. * (Healthcare-Products)	4,291	200,518
Herman Miller, Inc. (Office Furnishings)	6,130	157,970
Highwoods Properties, Inc. ( REIT)	7,969	288,318
Hillenbrand Industries, Inc. (Healthcare-Products)	9,195	445,958
HNI Corp. (Office Furnishings)	4,291	194,597
Horace Mann Educators Corp. (Insurance)	6,130	103,904
Hormel Foods Corp. (Food)	6,130	227,668
Hospitality Properties Trust ( REIT)	10,421	457,690
Hubbell, Inc.—Class B (Electrical Components & Equipment)	9,195	438,141
IDACORP, Inc. (Electric)	6,130	210,198
Imation Corp. (Computers)	4,904	201,309
IndyMac Bancorp, Inc. (Diversified Financial Services)	4,291	196,742
Ingram Micro, Inc.—Class A * (Distribution/Wholesale)	17,777	322,297
Integrated Device Technology, Inc. * (Semiconductors)	29,424	417,232
International Rectifier Corp. * (Semiconductors)	5,517	215,604
International Speedway Corp. (Entertainment)	2,452	113,699
Intersil Corp.—Class A (Semiconductors)	20,842	484,577
J.B. Hunt Transport Services, Inc. (Transportation)	18,390	458,095
Jefferies Group, Inc. (Diversified Financial Services)	14,712	435,917
JM Smucker Co. (Food)	4,904	219,209
Joy Global, Inc. (Machinery-Construction & Mining)	11,034	574,761
Kelly Services, Inc.—Class A (Commercial Services)	3,065	83,276
KEMET Corp. * (Electronics)	12,873	118,689
Kennametal, Inc. (Hand/Machine Tools)	6,130	381,592
Korn/Ferry International * (Commercial Services)	4,291	84,061
Lam Research Corp. * (Semiconductors)	11,647	542,983
Lancaster Colony Corp. (Miscellaneous Manufacturing)	3,678	145,171
Lattice Semiconductor Corp. * (Semiconductors)	17,164	106,074
Laureate Education, Inc. * (Commercial Services)	4,291	182,925
Lear Corp. (Auto Parts & Equipment)	9,808	217,836
Lee Enterprises, Inc. (Media)	3,065	82,602
Leucadia National Corp. (Holding Companies-Diversified)	14,099	411,550
Liberty Property Trust ( REIT)	13,486	596,081
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	4,904	307,236
Longview Fibre Co. (Forest Products & Paper)	7,356	140,426
Lubrizol Corp. (Chemicals)	10,421	415,277
Lyondell Chemical Co. (Chemicals)	30,650	694,528
Mack-Cali Realty Corp. ( REIT)	9,195	422,234
Manpower, Inc. (Commercial Services)	12,873	831,596
Martin Marietta Materials (Building Materials)	4,291	391,124
McDATA Corp.—Class A * (Computers)	12,873	52,522
MDU Resources Group, Inc. (Electric)	17,777	650,816
Media General, Inc.—Class A (Media)	3,678	154,071
MEMC Electronic Materials, Inc. * (Semiconductors)	16,551	620,663
Mentor Graphics Corp. * (Computers)	11,647	151,178
Mercantile Bankshares Corp. (Banks)	18,390	655,972
Mercury General Corp. (Insurance)	5,517	310,993
Michaels Stores, Inc. (Retail)	6,130	252,801
Micrel, Inc. * (Semiconductors)	5,517	55,225
Microchip Technology, Inc. (Semiconductors)	11,647	390,757
Millennium Pharmaceuticals, Inc. * (Biotechnology)	28,811	287,245
Mine Safety Appliances Co. (Environmental Control)	1,839	73,928
Minerals Technologies, Inc. (Chemicals)	3,065	159,380
Modine Manufacturing Co.(Auto Parts & Equipment)	4,904	114,557
Mohawk Industries, Inc. * (Textiles)	2,452	172,498
Moneygram International, Inc. (Software)	6,743	228,925
MPS Group, Inc. * (Commercial Services)	15,325	230,795
MSC Industrial Direct Co.—Class A (Retail)	4,291	204,123
National Fuel Gas Co. (Pipelines)	12,260	430,816
National Instruments Corp. (Computers)	3,678	100,777
Navigant Consulting Co. * (Commercial Services)	3,678	83,307
New Plan Excel Realty Trust, Inc. ( REIT)	15,325	378,374
New York Community Bancorp (Savings & Loans)	38,619	637,600
Newport Corp. * (Telecommunications)	6,130	98,816
Nordson Corp. (Machinery-Diversified)	4,904	241,179
Northeast Utilities System (Electric)	22,681	468,816
NSTAR (Electric)	15,938	455,827
O’Reilly Automotive, Inc. * (Retail)	7,969	248,553
OGE Energy Corp. (Electric)	13,486	472,415
Ohio Casualty Corp. (Insurance)	9,195	273,367
Old Republic International Corp. (Insurance)	34,328	733,590
Olin Corp. (Chemicals)	10,421	186,849
Omnicare, Inc. (Pharmaceuticals)	6,130	290,684
ONEOK, Inc. (Gas)	17,164	584,262
Oshkosh Truck Corp. (Auto Manufacturers)	4,904	233,038
OSI Restaurant Partners, Inc. (Retail)	4,291	148,469
Overseas Shipholding Group, Inc. (Transportation)	2,452	145,036
Packaging Corp. of America (Packaging & Containers)	9,195	202,474
Palm, Inc. * (Computers)	9,195	148,040
Payless ShoeSource, Inc. * (Retail)	9,808	266,483
PDL BioPharma, Inc. * (Biotechnology)	6,743	124,139
Peabody Energy Corp. (Coal)	25,133	1,401,164
Pentair, Inc. (Miscellaneous Manufacturing)	9,195	314,377
Pepco Holdings, Inc. (Electric)	28,198	664,909
PepsiAmericas, Inc. (Beverages)	5,517	121,981

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Perrigo Co. (Pharmaceuticals)	6,743	$108,562
Pier 1 Imports, Inc. (Retail)	12,873	89,854
Plexus Corp. * (Electronics)	6,743	230,678
PMI Group, Inc. (Insurance)	6,743	300,603
PNM Resources, Inc. (Electric)	10,421	260,108
Polo Ralph Lauren Corp. (Apparel)	3,678	201,922
Polycom, Inc. * (Telecommunications)	6,130	134,370
Potlatch Corp. (Forest Products & Paper)	5,517	208,267
Powerwave Technologies, Inc. * (Telecommunications)	11,034	100,630
Precision Castparts Corp. (Metal Fabricate/Hardware)	11,647	696,024
Pride International, Inc. * (Oil & Gas)	23,907	746,616
Protective Life Corp. (Insurance)	10,421	485,827
Puget Energy, Inc. (Electric)	17,164	368,683
Quanta Services, Inc. * (Commercial Services)	17,777	308,075
Questar Corp. (Pipelines)	5,517	444,064
Quicksilver Resources, Inc. * (Oil & Gas)	2,452	90,258
Raymond James Financial Corp. (Diversified Financial Services)	8,582	259,777
Rayonier, Inc. (Forest Products & Paper)	11,647	441,537
Reader’s Digest Association, Inc. (Media)	14,099	196,822
Regency Centers Corp. ( REIT)	10,421	647,666
Regis Corp. (Retail)	3,065	109,145
Reliance Steel & Aluminum Co. (Iron/Steel)	4,904	406,787
Rent-A-Center, Inc. * (Commercial Services)	4,904	121,913
Republic Services, Inc. (Environmental Control)	9,808	395,655
Reynolds & Reynolds Co. (Computers)	4,904	150,406
RF Micro Devices, Inc. * (Telecommunications)	17,164	102,469
Roper Industries, Inc. (Miscellaneous Manufacturing)	6,743	315,235
RPM, Inc. (Chemicals)	17,777	319,986
RSA Security, Inc. * (Internet)	7,356	200,010
Ruby Tuesday, Inc. (Retail)	3,065	74,817
Ruddick Corp. (Food)	4,904	120,197
Saks, Inc. (Retail)	20,229	327,103
SCANA Corp. (Electric)	17,164	662,187
Scholastic Corp. * (Media)	5,517	143,276
Semtech Corp. * (Semiconductors)	3,678	53,147
Sensient Technologies Corp. (Chemicals)	6,743	140,996
Sequa Corp.—Class A * (Aerospace/Defense)	1,226	99,919
Sierra Pacific Resources * (Electric)	30,037	420,518
Smith International, Inc. (Oil & Gas Services)	15,325	681,503
Smithfield Foods, Inc. * (Food)	14,712	424,147
Sonoco Products Co. (Packaging & Containers)	14,712	465,635
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	6,743	177,004
SPX Corp. (Miscellaneous Manufacturing)	8,582	480,162
SRA International, Inc.—Class A * (Computers)	1,839	48,973
StanCorp Financial Group, Inc. (Insurance)	7,969	405,702
Steel Dynamics, Inc. (Iron/Steel)	6,130	402,986
STERIS Corp. (Healthcare-Products)	4,291	98,092
SVB Financial Group * (Banks)	3,065	139,335
Swift Transportation Co., Inc. * (Transportation)	7,969	253,095
Sybase, Inc. * (Software)	4,291	83,245
Synopsys, Inc. * (Computers)	14,099	264,638
TCF Financial Corp. (Banks)	8,582	226,994
Tech Data Corp. * (Distribution/Wholesale)	7,969	305,292
Tecumseh Products Co. * (Machinery-Diversified)	2,452	47,078
Teleflex, Inc. (Miscellaneous Manufacturing)	3,678	198,686
Telephone & Data Systems, Inc. (Telecommunications)	15,325	634,455
Texas Regional Bancshares, Inc.—Class A (Banks)	3,065	116,225
The Brink’s Co. (Miscellaneous Manufacturing)	7,356	414,952
The Colonial BancGroup, Inc. (Banks)	22,681	582,448
The Macerich Co. ( REIT)	6,743	473,359
The Scotts Miracle-GroCo.—Class A (Household Products/Wares)	3,065	129,711
Thomas & Betts Corp. * (Electronics)	7,969	408,810
Tidewater, Inc. (Oil & Gas Services)	9,195	452,394
Timken Co. (Metal Fabricate/Hardware)	12,260	410,833
Tootsie Roll Industries, Inc. (Food)	1,839	53,570
Transaction Systems Architect, Inc. * (Software)	3,678	153,336
Triad Hospitals, Inc. * (Healthcare-Services)	12,873	509,513
Trinity Industries, Inc. (Miscellaneous Manufacturing)	10,421	421,008
TriQuint Semiconductor, Inc. * (Semiconductors)	20,842	92,955
Tupperware Corp. (Household Products/Wares)	7,969	156,910
United Dominion Realty Trust, Inc. ( REIT)	19,616	549,444
United Rentals, Inc. * (Commercial Services)	10,421	333,264
Unitrin, Inc. (Insurance)	6,743	293,927
Universal Corp. (Agriculture)	3,678	136,895
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,065	154,047
UTStarcom, Inc. * (Telecommunications)	7,356	57,303
Valassis Communications, Inc. * (Commercial Services)	3,065	72,303
Valeant Pharmaceuticals International (Pharmaceuticals)	7,356	124,464
Valspar Corp. (Chemicals)	7,356	194,272
Varian, Inc. * (Electronics)	1,839	76,337
VCA Antech, Inc. * (Pharmaceuticals)	6,130	195,731
Vectren Corp. (Gas)	11,034	300,677
Vertex Pharmaceuticals, Inc. * (Biotechnology)	6,743	247,536
Vishay Intertechnology, Inc. * (Electronics)	27,585	433,912
W.R.Berkley Corp. (Insurance)	9,808	334,747
Washington Federal, Inc. (Savings & Loans)	12,873	298,525
Washington Post Co.—Class B (Media)	613	478,146
Webster Financial Corp. (Banks)	7,969	378,049
Weingarten Realty Investors ( REIT)	7,356	281,588
Werner Enterprises, Inc. (Transportation)	7,356	149,106
Westamerica Bancorp (Banks)	2,452	120,074
Westar Energy, Inc. (Electric)	12,873	283,206
Westwood One, Inc. (Media)	4,291	32,183
WGL Holdings, Inc. (Gas)	7,356	212,956
Wilmington Trust Corp. (Banks)	10,421	439,558
Wind River Systems, Inc. * (Software)	7,356	65,468
Wisconsin Energy Corp. (Electric)	17,164	691,709
Worthington Industries, Inc. (Metal Fabricate/Hardware)	10,421	218,320
WPS Resources Corp. (Electric)	6,130	304,048
YRC Worldwide Inc. * (Transportation)	8,582	361,388

TOTAL COMMON STOCKS
(Cost $70,747,031)		87,553,613

Repurchase Agreements (0.6%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $518,213 (Collateralized by $519,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $529,233)	$518,000	518,000

TOTAL REPURCHASE AGREEMENTS
(Cost $518,000)		518,000

TOTAL INVESTMENT SECURITIES
(Cost $71,265,031)—99.0%		88,071,613
Net other assets (liabilities)—1.0%		865,666

NET ASSETS—100.0%		$88,937,279

*	Non-income producing security
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2006

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring September 2006 (Underlying face amount at value $153,860)	2	$3,663

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.1%
Aerospace/Defense	0.3%
Agriculture	0.2%
Airlines	0.3%
Apparel	0.2%
Auto Manufacturers	0.3%
Auto Parts & Equipment	1.3%
Banks	5.1%
Beverages	0.1%
Biotechnology	1.0%
Building Materials	0.6%
Chemicals	4.6%
Coal	2.1%
Commercial Services	3.4%
Computers	2.4%
Distribution/Wholesale	0.7%
Diversified Financial Services	2.0%
Electric	9.8%
Electrical Components & Equipment	0.7%
Electronics	2.7%
Engineering & Construction	0.3%
Entertainment	0.1%
Environmental Control	0.5%
Food	1.2%
Forest Products & Paper	1.2%
Gas	1.7%
Hand/Machine Tools	0.8%
Healthcare-Products	1.4%
Healthcare-Services	1.3%
Holding Companies-Diversified	0.5%
Home Builders	0.1%
Home Furnishings	0.2%
Household Products/Wares	0.6%
Insurance	7.0%
Internet	0.8%
Iron/Steel	0.9%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	1.0%
Media	1.6%
Metal Fabricate/Hardware	2.0%
Miscellaneous Manufacturing	4.0%
Office Furnishings	0.4%
Oil & Gas	2.2%
Oil & Gas Services	2.5%
Packaging & Containers	0.8%
Pharmaceuticals	0.8%
Pipelines	1.4%
Real Estate Investment Trust	6.2%
Retail	4.9%
Savings & Loans	1.7%
Semiconductors	4.4%
Software	1.4%
Telecommunications	2.6%
Textiles	0.2%
Transportation	2.4%
Trucking & Leasing	0.4%
Water	0.2%
Other **	1.6%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $70,747,031)	$87,553,613
Repurchase agreements, at cost	518,000

Total Investments	88,071,613
Segregated cash balances with brokers for futures contracts	7,655
Dividends and interest receivable	120,130
Receivable for capital shares issued	838,568
Variation margin on futures contracts	300
Prepaid expenses	1,387

Total Assets	89,039,653

Liabilities:
Cash overdraft	731
Payable for capital shares redeemed	5
Advisory fees payable	45,775
Management services fees payable	5,968
Administration fees payable	2,024
Administrative services fees payable	10,416
Distribution fees payable	16,232
Trustee fees payable	8
Transfer agency fees payable	2,054
Fund accounting fees payable	3,057
Compliance services fees payable	880
Other accrued expenses	15,224

Total Liabilities	102,374

Net Assets	$88,937,279

Net Assets consist of:
Capital	69,897,653
Accumulated net investment income (loss)	335,917
Accumulated net realized gains (losses) on investments	1,893,464
Net unrealized appreciation (depreciation) on investments	16,810,245

Net Assets	$88,937,279

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,422,496

Net Asset Value (offering and redemption price per share)	$36.71

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$1,171,862
Interest	3,985

Total Investment Income	1,175,847

Expenses:
Advisory fees	366,021
Management services fees	73,204
Administration fees	14,046
Transfer agency fees	11,424
Administrative services fees	220,998
Distribution fees	122,007
Custody fees	19,338
Fund accounting fees	18,513
Trustee fees	447
Compliance services fees	995
Other fees	20,563

Total Gross Expenses before reductions	867,556
Less Expenses reduced by the Advisor	(9,630)

Total Net Expenses	857,926

Net Investment Income (Loss)	317,921

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,777,910
Net realized gains (losses) on futures contracts	(2,268)
Change in net unrealized appreciation/depreciation on investments	2,738,156

Net Realized and Unrealized Gains (Losses) on Investments	5,513,798

Change in Net Assets Resulting from Operations	$5,831,719

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$317,921	$17,996
Net realized gains (losses) on investments	2,775,642	12,369,038
Change in net unrealized appreciation/depreciation on investments	2,738,156	(3,641,412)

Change in net assets resulting from operations	5,831,719	8,745,622

Distributions to Shareholders From:
Net realized gains on investments	—	(7,749,488)

Change in net assets resulting from distributions	—	(7,749,488)

Capital Transactions:
Proceeds from shares issued	333,881,604	1,022,801,531
Dividends reinvested	—	7,749,488
Cost of shares redeemed	(350,381,877)	(1,057,357,239)

Change in net assets resulting from capital transactions	(16,500,273)	(26,806,220)

Change in net assets	(10,668,554)	(25,810,086)
Net Assets:
Beginning of period	99,605,833	125,415,919

End of period	$88,937,279	$99,605,833

Accumulated net investment income (loss)	$335,917	$17,996

Share Transactions:
Issued	9,043,630	29,529,360
Reinvested	—	224,818
Redeemed	(9,489,448)	(30,482,924)

Change in shares	(445,818)	(728,746)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
						For the period
	For the six months ended		For the year ended	For the year ended	For the year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$34.73		$34.87	$31.56	$23.25	$30.00

Investment Activities:
Net investment income (loss) (b)	0.12		0.01	(0.10)	(0.05)	(0.02)
Net realized and unrealized gains (losses) on investments	1.86		3.05	5.02	8.36	(6.73)

Total income (loss) from investment activities	1.98		3.06	4.92	8.31	(6.75)

Distributions to Shareholders From:
Net realized gains on investments	—		(3.20)	(1.61)	—	—

Net Asset Value, End of Period	$36.71		$34.73	$34.87	$31.56	$23.25

Total Return	5.70	% (c)	8.84%	15.96%	35.74%	(22.50)	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.78%		1.87%	1.92%	2.08%	2.25%
Net expenses (d)	1.76%		1.87%	1.92%	1.98%	1.98%
Net investment income (loss) (d)	0.65%		0.02%	(0.30)%	(0.20)%	(0.14)%

Supplemental Data:
Net assets, end of period (000’s)	$88,937		$99,606	$125,416	$50,575	$12,487
Portfolio turnover rate (e)	344	% (c)	964%	748%	1,012%	1,361	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective:The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	NM

Total Exposure	99%
“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
S&P MidCap 400/Citigroup Growth - Sector Composition
% of Index

Consumer, Non-cyclical	22.79%
Consumer, Cyclical	20.21%
Energy	15.57%
Industrial	14.38%
Technology	12.59%
Financial	8.99%
Communications	4.33%
Basic Materials	0.44%
Diversified	0.40%
Utilities	0.30%

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (99.2%)
	Shares	Value

99 Cents Only Stores * (Retail)	4,438	$46,421
Abercrombie & Fitch Co.—Class A (Retail)	12,046	667,710
Activision, Inc. * (Software)	37,406	425,680
Adesa, Inc. (Commercial Services)	5,072	112,801
ADTRAN, Inc. (Telecommunications)	4,438	99,544
Advance Auto Parts, Inc. (Retail)	14,582	421,420
Advanced Medical Optics, Inc. * (Healthcare-Products)	3,170	160,719
Advent Software, Inc. * (Software)	634	22,868
Aeropostale, Inc. * (Retail)	7,608	219,795
Affymetrix, Inc. * (Biotechnology)	6,974	178,534
Airgas, Inc. (Chemicals)	3,170	118,083
AirTran Holdings, Inc. * (Airlines)	12,046	179,004
Alliance Data Systems Corp. * (Commercial Services)	8,876	522,086
Alliant Techsystems, Inc. * (Aerospace/Defense)	5,072	387,247
American Eagle Outfitters, Inc. (Retail)	17,752	604,278
AmeriCredit Corp. * (Diversified Financial Services)	8,242	230,117
Ametek, Inc. (Electrical Components & Equipment)	6,340	300,389
Amphenol Corp.—Class A (Electronics)	12,046	674,095
AnnTaylor Stores Corp. * (Retail)	4,438	192,520
Applebee’s International, Inc. (Retail)	10,144	194,968
Apria Healthcare Group, Inc. * (Healthcare-Services)	5,706	107,843
Aqua America, Inc. (Water)	8,876	202,284
Arch Coal, Inc. (Coal)	8,876	376,076
Arthur J. Gallagher & Co. (Insurance)	7,608	192,787
Avocent Corp. * (Internet)	2,536	66,570
Barnes & Noble, Inc. (Retail)	2,536	92,564
Beazer Homes USA, Inc. (Home Builders)	3,170	145,408
Beckman Coulter, Inc. (Healthcare-Products)	8,876	493,062
Boyd Gaming Corp. (Lodging)	3,170	127,941
Brinker International, Inc. (Retail)	8,242	299,185
Brown & Brown, Inc. (Insurance)	15,216	444,612
C.H. Robinson Worldwide, Inc. (Transportation)	23,458	1,250,311
Cabot Microelectronics Corp. * (Chemicals)	3,170	96,083
Cadence Design Systems, Inc. * (Computers)	15,850	271,828
Cameron International Corp. * (Oil & Gas Services)	6,340	302,862
Career Education Corp. * (Commercial Services)	13,314	397,955
Carmax, Inc. * (Retail)	5,706	202,335
Catalina Marketing Corp. (Advertising)	5,072	144,349
Cathay Bancorp, Inc. (Banks)	3,804	138,390
CDW Corp. (Distribution/Wholesale)	8,242	450,425
Cephalon, Inc. * (Pharmaceuticals)	8,242	495,344
Ceridian Corp. * (Computers)	7,608	185,940
Charles River Laboratories International, Inc. * (Biotechnology)	5,706	209,981
CheckFree Corp. * (Internet)	4,438	219,947
Cheesecake Factory, Inc. * (Retail)	10,778	290,467
Chico’s FAS, Inc. * (Retail)	24,726	667,107
Choicepoint, Inc. * (Commercial Services)	11,412	476,679
Church & Dwight, Inc. (Household Products/Wares)	8,876	323,264
City National Corp. (Banks)	3,170	206,335
Claire’s Stores, Inc. (Retail)	7,608	194,080
Cognizant Technology Solutions Corp. * (Computers)	19,020	1,281,377
Community Health Systems, Inc. * (Healthcare-Services)	13,314	489,290
Copart, Inc. * (Retail)	9,510	233,566
Corinthian Colleges, Inc. * (Commercial Services)	11,412	163,876
Covance, Inc. * (Healthcare-Services)	5,072	310,508
Cree Research, Inc. * (Semiconductors)	10,144	241,021
CSG Systems International, Inc. * (Software)	6,340	156,852
Cullen/Frost Bankers, Inc. (Banks)	2,536	145,313
Cypress Semiconductor Corp. * (Semiconductors)	6,340	92,184
CYTYC Corp. * (Healthcare-Products)	15,216	385,878
Deluxe Corp. (Commercial Services)	3,804	66,494
Denbury Resources, Inc. * (Oil & Gas)	15,850	501,970
DENTSPLY International, Inc. (Healthcare-Products)	10,778	653,147
DeVry, Inc. * (Commercial Services)	5,072	111,432
Diebold, Inc. (Computers)	3,804	154,518
Dollar Tree Stores, Inc. * (Retail)	9,510	252,015
Donaldson Co., Inc. (Miscellaneous Manufacturing)	9,510	322,103
DRS Technologies, Inc. (Aerospace/Defense)	2,536	123,630
DST Systems, Inc. * (Computers)	8,242	490,399
Dun & Bradstreet Corp. * (Software)	4,438	309,240
Eaton Vance Corp. (Diversified Financial Services)	17,118	427,265
Edwards Lifesciences Corp. * (Healthcare-Products)	5,072	230,421
Emmis Communications Corp. * (Media)	1,902	29,747
Energizer Holdings, Inc. * (Electrical Components & Equipment)	8,242	482,734
Ensco International, Inc. (Oil & Gas)	9,510	437,650
Entercom Communications Corp. (Media)	1,902	49,756
Equitable Resources, Inc. (Pipelines)	7,608	254,868

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Everest Re Group, Ltd. (Insurance)	4,438	$384,198
Expeditors International of Washington, Inc. (Transportation)	29,164	1,633,476
F5 Networks, Inc. * (Internet)	5,706	305,157
Fair Isaac Corp. (Software)	8,876	322,288
Fastenal Co. (Distribution/Wholesale)	17,118	689,685
Fidelity National Financial, Inc. (Insurance)	12,046	469,192
Fidelity National Information Services, Inc. (Software)	12,680	448,872
First Niagara Financial Group, Inc. (Savings & Loans)	5,706	79,998
Florida Rock Industries, Inc. (Building Materials)	3,804	188,945
Flowserve Corp. * (Machinery-Diversified)	3,170	180,373
FMC Technologies, Inc. * (Oil & Gas Services)	4,438	299,387
GameStop Corp. * (Retail)	8,242	346,164
Gartner Group, Inc. * (Commercial Services)	3,170	45,014
Gen-Probe, Inc. * (Healthcare-Products)	6,974	376,457
Gentex Corp. (Electronics)	10,778	150,892
Graco, Inc. (Machinery-Diversified)	9,510	437,269
Granite Construction, Inc. (Engineering & Construction)	1,902	86,104
Grant Prideco, Inc. * (Oil & Gas Services)	17,752	794,402
Greater Bay Bancorp (Banks)	3,804	109,365
GTECH Holdings Corp. (Entertainment)	17,118	595,365
Harris Corp. (Telecommunications)	10,778	447,395
Harte-Hanks, Inc. (Advertising)	4,438	113,790
Health Net, Inc. * (Healthcare-Services)	10,778	486,842
Helmerich & Payne, Inc. (Oil & Gas)	2,536	152,819
Henry Schein, Inc. * (Healthcare-Products)	8,242	385,149
Herman Miller, Inc. (Office Furnishings)	3,804	98,029
HNI Corp. (Office Furnishings)	3,170	143,760
Hormel Foods Corp. (Food)	4,438	164,828
Hovnanian Enterprises, Inc.—Class A * (Home Builders)	5,072	152,566
IndyMac Bancorp, Inc. (Diversified Financial Services)	5,072	232,551
International Rectifier Corp. * (Semiconductors)	4,438	173,437
International Speedway Corp. (Entertainment)	2,536	117,594
Intuitive Surgical, Inc. * (Healthcare-Products)	5,072	598,344
Investors Financial Services Corp. (Banks)	8,876	398,531
Invitrogen Corp. * (Biotechnology)	6,974	460,773
ITT Educational Services, Inc. * (Commercial Services)	5,072	333,788
Jack Henry & Associates, Inc. (Computers)	10,144	199,431
Jacobs Engineering Group, Inc. * (Engineering & Construction)	8,242	656,392
JetBlue Airways Corp. * (Airlines)	20,922	253,993
JM Smucker Co. (Food)	3,170	141,699
Joy Global, Inc. (Machinery-Construction & Mining)	6,340	330,251
Korn/Ferry International * (Commercial Services)	1,902	37,260
Lam Research Corp. * (Semiconductors)	8,876	413,799
Laureate Education, Inc. * (Commercial Services)	3,170	135,137
Lee Enterprises, Inc. (Media)	3,170	85,432
Leucadia National Corp. (Holding Companies-Diversified)	9,510	277,597
LifePoint Hospitals, Inc. * (Healthcare-Services)	7,608	244,445
Lincare Holdings, Inc. * (Healthcare-Services)	12,680	479,811
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,268	79,440
M.D.C. Holdings, Inc. (Home Builders)	4,438	230,465
Macrovision Corp. * (Entertainment)	6,974	150,080
Martek Biosciences Corp. * (Biotechnology)	4,438	128,480
Martin Marietta Materials (Building Materials)	2,536	231,156
McAfee, Inc. * (Internet)	21,556	523,164
McDATA Corp.—Class A * (Computers)	9,510	38,801
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	7,608	182,592
MEMC Electronic Materials, Inc. * (Semiconductors)	7,608	285,300
Michaels Stores, Inc. (Retail)	12,680	522,923
Micrel, Inc. * (Semiconductors)	3,804	38,078
Microchip Technology, Inc. (Semiconductors)	18,386	616,851
Millennium Pharmaceuticals, Inc. * (Biotechnology)	16,484	164,345
Mine Safety Appliances Co. (Environmental Control)	1,902	76,460
Mohawk Industries, Inc. * (Textiles)	5,072	356,815
Moneygram International, Inc. (Software)	5,072	172,194
MSC Industrial Direct Co.—Class A (Retail)	3,804	180,956
National Instruments Corp. (Computers)	4,438	121,601
Navigant Consulting Co. * (Commercial Services)	3,804	86,161
Newfield Exploration Co. * (Oil & Gas)	17,752	868,783
Noble Energy, Inc. (Oil & Gas)	24,092	1,128,951
O’Reilly Automotive, Inc. * (Retail)	8,242	257,068
Omnicare, Inc. (Pharmaceuticals)	10,778	511,093
Oshkosh Truck Corp. (Auto Manufacturers)	5,706	271,149
OSI Restaurant Partners, Inc. (Retail)	5,072	175,491
Overseas Shipholding Group, Inc. (Transportation)	1,902	112,503
Pacific Sunwear of California, Inc. * (Retail)	9,510	170,514
Palm, Inc. * (Computers)	4,438	71,452
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	5,072	93,629
Patterson-UTI Energy, Inc. (Oil & Gas)	23,458	664,096
PDL BioPharma, Inc. * (Biotechnology)	9,510	175,079
Peabody Energy Corp. (Coal)	12,680	706,910
Pentair, Inc. (Miscellaneous Manufacturing)	5,072	173,412
PepsiAmericas, Inc. (Beverages)	3,170	70,089
Perrigo Co. (Pharmaceuticals)	5,072	81,659
Petsmart, Inc. (Retail)	19,020	486,912
Pharmaceutical Product Development, Inc. (Commercial Services)	13,948	489,854
Pioneer Natural Resources Co. (Oil & Gas)	17,752	823,870
Plains Exploration & Production Co. * (Oil & Gas)	10,778	436,940
Plantronics, Inc. (Telecommunications)	6,340	140,811
PMI Group, Inc. (Insurance)	5,706	254,373
Pogo Producing Co. (Oil & Gas)	7,608	350,729
Polo Ralph Lauren Corp. (Apparel)	5,072	278,453
Polycom, Inc. * (Telecommunications)	6,340	138,973
Powerwave Technologies, Inc. * (Telecommunications)	5,072	46,257
Precision Castparts Corp. (Metal Fabricate/Hardware)	7,608	454,654
Questar Corp. (Pipelines)	6,340	510,306
Quicksilver Resources, Inc. * (Oil & Gas)	6,974	256,713
Radian Group, Inc. (Insurance)	11,412	705,033
Raymond James Financial Corp. (Diversified Financial Services)	3,804	115,147
Regis Corp. (Retail)	3,804	135,460
Rent-A-Center, Inc. * (Commercial Services)	5,072	126,090
Republic Services, Inc. (Environmental Control)	7,608	306,907
Reynolds & Reynolds Co. (Computers)	2,536	77,779
RF Micro Devices, Inc. * (Telecommunications)	10,144	60,560
Rollins, Inc. (Commercial Services)	3,804	74,711
Roper Industries, Inc. (Miscellaneous Manufacturing)	5,706	266,756
Ross Stores, Inc. (Retail)	19,654	551,295
RSA Security, Inc. * (Internet)	3,804	103,431
Ruby Tuesday, Inc. (Retail)	5,072	123,808
Scientific Games Corp.—Class A * (Entertainment)	8,876	316,163
SEI Investments Co. (Software)	8,242	402,869
Semtech Corp. * (Semiconductors)	6,340	91,613
Sepracor, Inc. * (Pharmaceuticals)	14,582	833,215
Silicon Laboratories, Inc. * (Semiconductors)	6,340	222,851
Smith International, Inc. (Oil & Gas Services)	13,314	592,074
Southwestern Energy Co. * (Oil & Gas)	22,824	711,196
SRA International, Inc.—Class A * (Computers)	3,170	84,417
Stericycle, Inc. * (Environmental Control)	5,706	371,461
STERIS Corp. (Healthcare-Products)	5,072	115,946
SVB Financial Group * (Banks)	1,902	86,465
Sybase, Inc. * (Software)	8,242	159,895
Synopsys, Inc. * (Computers)	6,340	119,002

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

TCF Financial Corp. (Banks)	7,608	$201,232
Techne Corp. * (Healthcare-Products)	5,072	258,266
Teleflex, Inc. (Miscellaneous Manufacturing)	1,902	102,746
Texas Regional Bancshares, Inc.—Class A (Banks)	3,804	144,248
The Corporate Executive Board Co. (Commercial Services)	5,706	571,742
The Macerich Co. ( REIT)	3,170	222,534
The Ryland Group, Inc. (Home Builders)	6,340	276,234
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	3,170	134,154
The Timberland Co.—Class A * (Apparel)	6,974	182,021
Thor Industries, Inc. (Home Builders)	4,438	215,021
Toll Brothers, Inc. * (Home Builders)	15,850	405,284
Tootsie Roll Industries, Inc. (Food)	1,902	55,405
Transaction Systems Architect, Inc. * (Software)	1,902	79,294
Universal Health Services, Inc.—Class B (Healthcare-Services)	4,438	223,054
Urban Outfitters, Inc. * (Retail)	15,216	266,128
UTStarcom, Inc. * (Telecommunications)	7,608	59,266
Valassis Communications, Inc. * (Commercial Services)	3,804	89,736
Valeant Pharmaceuticals International (Pharmaceuticals)	6,340	107,273
Valspar Corp. (Chemicals)	6,974	184,183
Varian Medical Systems, Inc. * (Healthcare-Products)	17,752	840,556
Varian, Inc. * (Electronics)	2,536	105,269
VCA Antech, Inc. * (Pharmaceuticals)	5,706	182,193
Vertex Pharmaceuticals, Inc. * (Biotechnology)	8,242	302,564
W.R. Berkley Corp. (Insurance)	13,948	476,045
Waddell & Reed Financial, Inc. (Diversified Financial Services)	11,412	234,631
Washington Post Co.—Class B (Media)	634	494,526
Weingarten Realty Investors ( REIT)	4,438	169,887
Westamerica Bancorp (Banks)	2,536	124,188
Western Digital Corp. * (Computers)	29,798	590,298
Western Gas Resources, Inc. (Pipelines)	8,242	493,284
Westwood One, Inc. (Media)	5,072	38,040
Williams Sonoma, Inc. (Retail)	15,850	539,693
Wind River Systems, Inc. * (Software)	3,804	33,856
Zebra Technologies Corp.—Class A * (Machinery-Diversified)	9,510	324,862

TOTAL COMMON STOCKS (Cost $56,442,810)		68,754,035

Repurchase Agreements (0.5%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $375,154 (Collateralized by $376,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $383,413)	$375,000	375,000

TOTAL REPURCHASE AGREEMENTS
(Cost $375,000)		375,000

TOTAL INVESTMENT SECURITIES
(Cost $56,817,810)—99.7%		69,129,035
Net other assets (liabilities)—0.3%		173,356

NET ASSETS—100.0%		$69,302,391

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring September 2006 (Underlying face amount at value $153,860)	2	$3,663

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2006:
Advertising	0.4%
Aerospace/Defense	0.7%
Airlines	0.6%
Apparel	0.7%
Auto Manufacturers	0.4%
Banks	2.2%
Beverages	0.1%
Biotechnology	2.3%
Building Materials	0.6%
Chemicals	0.6%
Coal	1.6%
Commercial Services	5.5%
Computers	5.3%
Distribution/Wholesale	1.6%
Diversified Financial Services	1.8%
Electrical Components & Equipment	1.1%
Electronics	1.3%
Engineering & Construction	1.1%
Entertainment	1.7%
Environmental Control	1.1%
Food	0.5%
Hand/Machine Tools	0.1%
Healthcare-Products	6.5%
Healthcare-Services	3.4%
Holding Companies-Diversified	0.4%
Home Builders	2.1%
Household Products/Wares	0.7%
Insurance	4.2%
Internet	1.8%
Lodging	0.2%
Machinery-Constructing & Mining	0.5%
Machinery-Diversified	1.4%
Media	1.0%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.3%
Oil & Gas	9.1%
Oil & Gas Services	2.9%
Pharmaceuticals	3.6%
Pipelines	1.8%
Real Estate Investment Trust	0.6%
Retail	12.1%
Savings & Loans	0.1%
Semiconductors	3.1%
Savings & Loans	0.1%
Semiconductors	3.1%
Software	3.7%
Telecommunications	1.4%
Textiles	0.5%
Transportation	4.3%
Water	0.3%
Other **	0.8%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $56,442,810)	$68,754,035
Repurchase agreements, at cost	375,000

Total Investment Securities	69,129,035
Segregated cash balances with brokers for futures contracts	7,655
Dividends and interest receivable	12,935
Receivable for capital shares issued	2,870,408
Variation margin on futures contracts	300
Prepaid expenses	1,330

Total Assets	72,021,663

Liabilities:
Cash overdraft	35
Payable for investments purchased	2,602,676
Advisory fees payable	32,911
Management services fees payable	4,388
Administration fees payable	1,398
Administrative services fees payable	5,562
Distribution fees payable	10,974
Trustee fees payable	5
Transfer agency fees payable	1,415
Fund accounting fees payable	2,116
Compliance services fees payable	735
Other accrued expenses	57,057

Total Liabilities	2,719,272

Net Assets	$69,302,391

Net Assets consist of:
Capital	$56,538,989
Accumulated net investment income (loss)	(631,877)
Accumulated net realized gains (losses) on investments	1,080,391
Net unrealized appreciation (depreciation) on investments	12,314,888

Net Assets	$69,302,391

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,976,665

Net Asset Value (offering and redemption price per share)	$35,06

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$292,259
Interest	6,999

Total Investment Income	299,258

Expenses:
Advisory fees	373,279
Management services fees	74,656
Administration fees	12,580
Transfer agency fees	17,400
Administrative services fees	232,526
Distribution fees	124,426
Custody fees	42,072
Fund accounting fees	27,634
Trustee fees	719
Compliance services fees	1,329
Other fees	29,980

Total Gross Expenses before reductions	936,601
Less Expenses reduced by the Advisor	(5,466)

Total Net Expenses	931,135
Net Investment Income (Loss)	(631,877)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	8,641,747
Net realized gains (losses) on futures contracts	(2,268)
Change in net unrealized appreciation/depreciation on investments	(4,284,274)

Net Realized and Unrealized Gains (Losses) on Investments	4,355,205

Change in Net Assets Resulting from Operations	$3,723,328

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(631,877)	$(850,976)
Net realized gains (losses) on investments	8,639,479	(235,420)
Change in net unrealized appreciation/depreciation on investments	(4,284,274)	5,496,051

Change in net assets resulting from operations	3,723,328	4,409,655

Distributions to Shareholders From:
Net realized gains on investments	—	(2,198,220)

Change in net assets resulting from distributions	—	(2,198,220)

Capital Transactions:
Proceeds from shares issued	405,180,468	801,590,644
Dividends reinvested	—	2,198,220
Cost of shares redeemed	(495,323,217)	(725,356,132)

Change in net assets resulting from capital transactions	(90,142,749)	78,432,732

Change in net assets	(86,419,421)	80,644,167
Net Assets:
Beginning of period	155,721,812	75,077,645

End of period	$69,302,391	$155,721,812

Accumulated net investment income (loss)	$(631,877)	—

Share Transactions:
Issued	11,215,072	24,076,680
Reinvested	—	65,579
Redeemed	(13,708,418)	(21,993,842)

Change in shares	(2,493,346)	2,148,417

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$34.84		$32.34	$29.80	$23.36	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.23)		(0.36)	(0.36)	(0.35)	(0.21)
Net realized and unrealized gains (losses) on investments	0.45		3.95	3.62	6.87	(6.43)

Total income (loss) from investment activities	0.22		3.59	3.26	6.52	(6.64)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.09)	(0.72)	(0.08)	—

Net Asset Value, End of Period	$35.06		$34.84	$32.34	$29.80	$23.36

Total Return	0.63	% (c)	11.22%	11.08%	27.91%	(22.13	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.88%		1.89%	1.94%	2.02%	2.22%
Net expenses (d)	1.87%		1.89%	1.94%	1.98%	1.98%
Net investment income (loss) (d)	(1.27)%		(1.07)%	(1.20)%	(1.31)%	(1.32)%

Supplemental Data:
Net assets, end of period (000’s)	$69,302		$155,722	$75,078	$46,561	$15,064
Portfolio turnover rate (e)	399	% (c)	943%	792%	678%	1,594	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	NM

Total Exposure	99%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/Citigroup Value - Sector Composition
% of Index

Industrials	24.04%
Financial	19.24%
Consumer, Cyclical	15.83%
Consumer, Non-cyclical	12.11%
Utilities	8.28%
Technology	7.22%
Basic Materials	6.34%
Energy	4.01%
Communications	2.93%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2006
(unaudited)

Common Stocks (99.2%)
	Shares	Value

4Kids Entertainment, Inc. * (Media)	948	$15,367
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,896	61,146
AAR Corp. * (Aerospace/Defense)	6,636	147,518
Aaron Rents, Inc. (Commercial Services)	5,056	135,905
ABM Industries, Inc. (Commercial Services)	6,952	118,879
Acadia Realty Trust ( REIT)	5,688	134,521
Actel Corp. * (Semiconductors)	4,740	68,019
Acuity Brands, Inc. (Miscellaneous Manufacturing)	8,216	319,684
Adaptec, Inc. * (Telecommunications)	20,856	90,515
Administaff, Inc. (Commercial Services)	2,528	90,528
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	5,372	71,125
Aeroflex, Inc. * (Telecommunications)	8,532	99,568
Agilysys, Inc. (Computers)	5,688	102,384
Albany International Corp.—Class A (Machinery-Diversified)	3,476	147,348
Aleris International, Inc. * (Environmental Control)	5,688	260,795
ALLETE, Inc. (Electric)	5,688	269,326
Alliance One International, Inc. (Agriculture)	16,116	71,555
Alpharma, Inc. (Pharmaceuticals)	5,372	129,143
Altiris, Inc. * (Software)	1,580	28,503
AMCOL International Corp. (Mining)	1,896	49,960
American Italian Pasta Co. * (Food)	3,476	29,755
American States Water Co. (Water)	3,160	112,654
Analogic Corp. (Electronics)	1,264	58,915
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,896	57,202
Angelica Corp. (Textiles)	1,580	27,713
Anixter International, Inc. (Telecommunications)	6,004	284,951
Apogee Enterprises, Inc. (Building Materials)	5,056	74,323
Applied Industrial Technologies, Inc. (Machinery-Diversified)	6,636	161,321
Applied Signal Technology, Inc. (Telecommunications)	2,212	37,692
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,792	188,121
Arch Chemicals, Inc. (Chemicals)	4,424	159,486
Arctic Cat, Inc. (Leisure Time)	1,264	24,661
Arkansas Best Corp. (Transportation)	4,740	237,995
Armor Holdings, Inc. * (Aerospace/Defense)	2,844	155,937
ArQule, Inc. * (Biotechnology)	3,476	19,605
Ashworth, Inc. * (Apparel)	2,528	22,752
Astec Industries, Inc. * (Machinery-Construction & Mining)	3,476	118,601
ATMI, Inc. * (Semiconductors)	4,424	108,919
Atmos Energy Corp. (Gas)	14,852	414,519
Atwood Oceanics, Inc. * (Oil & Gas)	2,528	125,389
Audiovox Corp.—Class A * (Telecommunications)	3,476	47,482
Avid Technology, Inc. * (Software)	5,056	168,516
Avista Corp. (Electric)	8,848	202,000
Axcelis Technologies, Inc. * (Semiconductors)	18,644	110,000
Aztar Corp. * (Lodging)	2,844	147,774
Baldor Electric Co. (Hand/Machine Tools)	5,056	158,202
Bally Total Fitness Holding Corp. * (Leisure Time)	6,320	42,850
Bank Mutual Corp. (Banks)	7,584	92,676
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	4,108	60,963
BankUnited Financial Corp.—Class A (Savings & Loans)	3,476	106,088
Barnes Group, Inc. (Miscellaneous Manufacturing)	6,636	132,388
Bassett Furniture Industries, Inc. (Home Furnishings)	2,212	40,944
Bel Fuse, Inc.—Class B (Electronics)	1,264	41,472
Belden, Inc. (Electrical Components & Equipment)	7,900	261,095
Bell Microproducts, Inc. * (Distribution/Wholesale)	5,688	30,829
Benchmark Electronics, Inc. * (Electronics)	11,692	282,010
Black Box Corp. (Telecommunications)	1,896	72,674
Blue Coat Systems, Inc. * (Internet)	1,264	21,311
Boston Private Financial Holdings, Inc. (Banks)	2,844	79,348
Bowne & Co., Inc. (Commercial Services)	5,688	81,338
Brady Corp.—Class A (Electronics)	5,372	197,904
Briggs & Stratton Corp. (Machinery-Diversified)	9,480	294,922
Brightpoint, Inc. * (Distribution/Wholesale)	9,164	123,989
Bristow Group, Inc. * (Transportation)	2,528	91,008
Brookline Bancorp, Inc. (Savings & Loans)	11,376	156,648
Brooks Automation, Inc. * (Semiconductors)	13,588	160,338
Brown Shoe Co., Inc. (Retail)	5,372	183,078
Brush Engineered Materials, Inc. * (Mining)	3,476	72,475
Buckeye Technologies, Inc. * (Forest Products & Paper)	6,004	45,871
Building Materials Holding Corp. (Distribution/Wholesale)	2,844	79,262
C&D Technologies, Inc. (Electrical Components & Equipment)	4,740	35,645
C-COR.net Corp. * (Telecommunications)	8,848	68,307
Cambrex Corp. (Biotechnology)	5,056	105,316
See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Captaris, Inc. * (Software)	5,056	$23,510
Caraustar Industries, Inc. * (Forest Products & Paper)	5,372	48,348
Carpenter Technology Corp. (Iron/Steel)	4,108	474,475
Carreker Corp. * (Computers)	2,212	15,816
Cascade Natural Gas Corp. (Gas)	2,212	46,651
Casey’s General Stores, Inc. (Retail)	9,164	229,192
Cash America International, Inc. (Retail)	3,476	111,232
Catapult Communications Corp. * (Computers)	632	6,889
CDI Corp. (Commercial Services)	2,212	64,148
Central Pacific Financial Corp. (Banks)	2,844	110,063
Central Parking Corp. (Commercial Services)	3,160	50,560
Central Vermont Public Service Corp. (Electric)	1,896	35,038
Century Aluminum Co. * (Mining)	4,108	146,614
CH Energy Group, Inc. (Electric)	2,528	121,344
Champion Enterprises, Inc. * (Home Builders)	9,480	104,659
Chaparral Steel Co. * (Iron/Steel)	4,108	295,858
Checkpoint Systems, Inc. * (Electronics)	4,108	91,239
Chemed Corp. (Commercial Services)	4,740	258,473
Chesapeake Corp. (Packaging & Containers)	3,792	62,227
Chittenden Corp. (Banks)	8,532	220,552
Ciber, Inc. * (Computers)	10,112	66,638
Clarcor, Inc. (Miscellaneous Manufacturing)	5,372	160,032
CLECO Corp. (Electric)	9,164	213,063
Cleveland-Cliffs, Inc. (Iron/Steel)	1,896	150,334
Coachmen Industries, Inc. (Home Builders)	2,528	30,184
Cognex Corp. (Machinery-Diversified)	5,056	131,608
Coherent, Inc. * (Electronics)	5,688	191,856
Cohu, Inc. (Semiconductors)	2,844	49,912
Colonial Properties Trust ( REIT)	8,532	421,481
Commercial Net Lease Realty ( REIT)	10,744	214,343
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,580	52,393
Community Bank System, Inc. (Banks)	5,372	108,353
CONMED Corp. * (Healthcare-Products)	3,160	65,412
Consolidated Graphics, Inc. * (Commercial Services)	2,212	115,157
Corn Products International, Inc. (Food)	13,588	415,793
Cost Plus, Inc. * (Retail)	2,212	32,428
CPI Corp. (Commercial Services)	948	29,104
Cross Country Healthcare, Inc. * (Commercial Services)	1,264	22,992
CryoLife, Inc. * (Biotechnology)	2,528	13,651
CTS Corp. (Electronics)	6,636	98,810
Cubic Corp. (Electronics)	2,844	55,771
Cyberonics, Inc. * (Healthcare-Products)	1,580	33,686
Cymer, Inc. * (Electronics)	3,476	161,495
Datascope Corp. (Healthcare-Products)	2,212	68,218
Deckers Outdoor Corp. * (Apparel)	1,264	48,740
Delphi Financial Group, Inc.—Class A (Insurance)	7,900	287,245
Deltic Timber Corp. (Forest Products & Paper)	1,580	89,065
Digi International, Inc. * (Software)	3,792	47,514
Dime Community Bancshares, Inc. (Savings & Loans)	2,528	34,305
Diodes, Inc. * (Semiconductors)	632	26,190
Ditech Networks, Inc. * (Telecommunications)	6,004	52,355
DJ Orthopedics, Inc. * (Healthcare-Products)	2,528	93,106
Downey Financial Corp. (Savings & Loans)	1,896	128,644
Dress Barn, Inc. * (Retail)	3,792	96,127
Drew Industries, Inc. * (Building Materials)	2,212	71,669
Drill-Quip, Inc. * (Oil & Gas Services)	632	52,102
DSP Group, Inc. * (Semiconductors)	2,212	54,968
EastGroup Properties, Inc. ( REIT)	4,108	191,761
EDO Corp. (Aerospace/Defense)	1,264	30,766
EGL, Inc. * (Transportation)	6,320	317,264
El Paso Electric Co. * (Electric)	8,848	178,376
Electro Scientific Industries, Inc. * (Electronics)	5,372	96,642
ElkCorp (Building Materials)	1,580	43,877
EMCOR Group, Inc. * (Engineering & Construction)	5,688	276,835
Energen Corp. (Gas)	13,588	521,916
Entertainment Properties Trust ( REIT)	4,740	204,057
Enzo Biochem, Inc. * (Biotechnology)	2,212	33,357
Epicor Software Corp. * (Software)	6,320	66,550
ESS Technology, Inc. * (Semiconductors)	6,320	13,651
Essex Property Trust, Inc. ( REIT)	2,528	282,276
Esterline Technologies Corp. * (Aerospace/Defense)	4,740	197,136
Ethan Allen Interiors, Inc. (Home Furnishings)	3,476	127,048
Exar Corp. * (Semiconductors)	6,636	88,060
FEI Co. * (Electronics)	2,212	50,168
Fidelity Bankshares, Inc. (Savings & Loans)	1,580	50,276
Filenet Corp. * (Software)	4,108	110,628
Financial Federal Corp. (Diversified Financial Services)	1,896	52,728
First BanCorp. (Banks)	14,852	138,124
First Commonwealth Financial Corp. (Banks)	12,956	164,541
First Indiana Corp. (Banks)	1,580	41,127
First Midwest Bancorp, Inc. (Banks)	5,372	199,194
First Republic Bank (Banks)	2,212	101,310
FirstFed Financial Corp. * (Savings & Loans)	1,264	72,895
Fleetwood Enterprises, Inc. * (Home Builders)	11,692	88,158
Flowers Foods, Inc. (Food)	9,796	280,557
Franklin Bank Corp. Houston * (Savings & Loans)	3,160	63,800
Fred’s, Inc. (Retail)	7,268	97,028
Frontier Airlines Holdings, Inc. * (Airlines)	6,636	47,846
Fuller (H.B.) Co. (Chemicals)	5,372	234,059
G & K Services, Inc. (Textiles)	2,212	75,872
Gardner Denver, Inc. * (Machinery-Diversified)	5,688	218,988
General Communication, Inc.—Class A * (Telecommunications)	2,844	35,038
Genesis Healthcare Corp. * (Healthcare-Services)	3,476	164,658
Gentiva Health Services, Inc. * (Healthcare-Services)	5,056	81,048
Georgia Gulf Corp. (Chemicals)	6,320	158,126
Gerber Scientific, Inc. * (Machinery-Diversified)	4,108	53,445
Gevity HR, Inc. (Commercial Services)	3,792	100,678
Glacier Bancorp, Inc. (Banks)	2,844	83,244
Glenborough Realty Trust, Inc. ( REIT)	6,004	129,326
Global Imaging Systems, Inc. * (Office/Business Equipment)	1,580	65,222
Green Mountain Power Corp. (Electric)	948	32,223
Griffon Corp. * (Miscellaneous Manufacturing)	4,740	123,714
Group 1 Automotive, Inc. (Retail)	4,108	231,444
Gymboree Corp. * (Apparel)	3,792	131,810
Haemonetics Corp. * (Healthcare-Products)	1,896	88,183
Hain Celestial Group, Inc. * (Food)	6,952	179,084
Hancock Fabrics, Inc. (Retail)	3,476	11,610
Hanmi Financial Corp. (Banks)	2,528	49,144
Harbor Florida Bancshares, Inc. (Savings & Loans)	1,264	46,945
Harland (John H.) Co. (Household Products/Wares)	1,580	68,731
Harmonic, Inc. * (Telecommunications)	9,480	42,470
Haverty Furniture Cos., Inc. (Retail)	4,108	64,455
Healthcare Services Group, Inc. (Commercial Services)	2,844	59,582
Heidrick & Struggles International, Inc. * (Commercial Services)	2,212	74,854
Hologic, Inc. * (Healthcare-Products)	4,424	218,369
Hooper Holmes, Inc. (Commercial Services)	12,008	36,624
Hub Group, Inc. * (Transportation)	7,584	186,036
Hutchinson Technology, Inc. * (Computers)	4,740	102,526
Hyperion Solutions Corp. * (Software)	5,056	139,546
IDEX Corp. (Machinery-Diversified)	5,372	253,558
IHOP Corp. (Retail)	1,896	91,160
Independent Bank Corp.—Michigan (Banks)	1,580	41,554
Infinity Property & Casualty Corp. (Insurance)	3,792	155,472

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Infospace, Inc. * (Internet)	2,528	$57,310
Input/Output, Inc. * (Oil & Gas Services)	12,956	122,434
Insight Enterprises, Inc. * (Retail)	8,848	168,554
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	2,844	65,099
Inter-Tel, Inc. (Software)	1,896	39,930
Interface, Inc.—Class A * (Office Furnishings)	9,164	104,928
Intermagnetics General Corp. * (Electrical Components & Equipment)	2,844	76,731
Invacare Corp. (Healthcare-Products)	3,160	78,621
inVentiv Health, Inc. * (Advertising)	3,476	100,039
Irwin Financial Corp. (Banks)	1,896	36,763
Itron, Inc. * (Electronics)	2,212	131,083
J & J Snack Foods Corp. (Food)	1,264	41,800
Jack in the Box, Inc. * (Retail)	2,528	99,098
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	5,056	101,574
JDA Software Group, Inc. * (Software)	3,160	44,335
JLG Industries, Inc. (Machinery-Construction & Mining)	10,744	241,740
Jo-Ann Stores, Inc. * (Retail)	4,424	64,812
Jos. A. Bank Clothiers, Inc. * (Retail)	632	15,143
K2, Inc. * (Leisure Time)	8,532	93,339
Kaman Corp.—Class A (Aerospace/Defense)	4,424	80,517
Kansas City Southern Industries, Inc. * (Transportation)	13,904	385,141
Kaydon Corp. (Metal Fabricate/Hardware)	5,056	188,639
Keane, Inc. * (Software)	8,216	102,700
Keithley Instruments, Inc. (Electronics)	2,528	32,181
Kellwood Co. (Apparel)	4,740	138,739
Kendle International, Inc. * (Commercial Services)	1,264	46,427
Kilroy Realty Corp. ( REIT)	3,792	273,972
Kirby Corp. * (Transportation)	3,792	149,784
Kopin Corp. * (Semiconductors)	6,320	22,815
Kulicke & Soffa Industries, Inc. * (Semiconductors)	10,428	77,271
La-Z-Boy, Inc. (Home Furnishings)	9,480	132,720
Labor Ready, Inc. * (Commercial Services)	5,056	114,518
LaBranche & Co., Inc. * (Diversified Financial Services)	11,060	133,937
Laclede Group, Inc. (Gas)	3,792	130,293
Lance, Inc. (Food)	5,688	130,938
LandAmerica Financial Group, Inc. (Insurance)	3,160	204,136
Landry’s Restaurants, Inc. (Retail)	1,580	51,271
Laserscope * (Healthcare-Products)	1,896	58,416
Lawson Products, Inc. (Metal Fabricate/Hardware)	948	37,370
LCA-Vision, Inc. (Healthcare-Products)	1,896	100,317
Lennox International, Inc. (Building Materials)	10,428	276,133
Lenox Group, Inc. * (Toys/Games/Hobbies)	2,528	17,924
Lexington Corporate Properties Trust ( REIT)	9,796	211,594
Libbey, Inc. (Housewares)	2,528	18,581
Lindsay Manufacturing Co. (Machinery-Diversified)	948	25,710
Littelfuse, Inc. * (Electrical Components & Equipment)	2,528	86,913
Live Nation, Inc. * (Commercial Services)	8,532	173,712
LKQ Corp. * (Distribution/Wholesale)	2,212	42,028
Lone Star Steakhouse & Saloon, Inc. (Retail)	3,476	91,175
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,160	170,703
Longs Drug Stores Corp. (Retail)	5,056	230,655
LTC Properties, Inc. ( REIT)	2,844	63,563
Lufkin Industries, Inc. (Oil & Gas Services)	2,844	169,019
Lydall, Inc. * (Miscellaneous Manufacturing)	2,844	26,222
M/I Schottenstein Homes, Inc. (Home Builders)	948	33,256
Macdermid, Inc. (Chemicals)	2,528	72,806
MAF Bancorp, Inc. (Savings & Loans)	3,160	135,374
MagneTek, Inc. * (Electrical Components & Equipment)	5,372	14,504
Manitowoc Co. (Machinery-Diversified)	5,372	239,054
MapInfo Corp. * (Software)	3,792	49,486
Marcus Corp. (Lodging)	4,108	85,775
MarineMax, Inc. * (Retail)	1,580	41,443
Massey Energy Co. (Coal)	9,480	341,280
Material Sciences Corp. * (Iron/Steel)	2,212	19,974
Matria Healthcare, Inc. * (Healthcare-Services)	2,212	47,381
Maverick Tube Corp. * (Oil & Gas Services)	3,160	199,680
Maximus, Inc. (Commercial Services)	1,264	29,262
Mesa Air Group, Inc. * (Airlines)	3,160	31,126
Methode Electronics, Inc.—Class A (Electronics)	6,952	73,066
MGI Pharma, Inc. * (Pharmaceuticals)	7,584	163,056
Micros Systems, Inc. * (Computers)	3,160	138,029
Microsemi Corp. * (Semiconductors)	6,636	161,786
Midas, Inc. * (Commercial Services)	1,580	29,072
Mobile Mini, Inc. * (Storage/Warehousing)	2,212	64,723
Monaco Coach Corp. (Home Builders)	5,056	64,211
Moog, Inc.—Class A * (Aerospace/Defense)	3,476	118,949
MRO Software, Inc. * (Software)	2,528	50,737
MTS Systems Corp. (Computers)	1,896	74,911
Mueller Industries, Inc. (Metal Fabricate/Hardware)	6,636	219,187
Myers Industries, Inc. (Miscellaneous Manufacturing)	5,688	97,777
Napster, Inc. * (Software)	5,688	17,519
Nash Finch Co. (Food)	2,528	53,821
National Presto Industries, Inc. (Housewares)	948	49,561
NCI Building Systems, Inc. * (Building Materials)	3,792	201,621
NCO Group, Inc. * (Commercial Services)	6,004	158,746
Neenah Paper, Inc. (Forest Products & Paper)	2,844	86,600
NETGEAR, Inc. * (Telecommunications)	2,212	47,890
Network Equipment Technologies, Inc. * (Telecommunications)	4,424	13,891
New Century Financial Corp. ( REIT)	4,424	202,398
New Jersey Resources Corp. (Gas)	2,528	118,260
Northwest Natural Gas Co. (Gas)	5,056	187,224
Novatel Wireless, Inc. * (Telecommunications)	3,160	32,801
NS Group, Inc. * (Metal Fabricate/Hardware)	2,844	156,648
O’Charley’s, Inc. * (Retail)	4,108	69,836
Oceaneering International, Inc. * (Oil & Gas Services)	3,792	173,863
Old Dominion Freight Line, Inc. * (Transportation)	2,844	106,906
OM Group, Inc. * (Chemicals)	2,844	87,737
Omnova Solutions, Inc. * (Chemicals)	7,584	43,077
On Assignment, Inc. * (Commercial Services)	3,160	29,040
Open Solutions, Inc. * (Software)	1,264	33,635
Osteotech, Inc. * (Healthcare-Products)	3,160	12,766
Owens & Minor, Inc. (Distribution/Wholesale)	7,268	207,865
Oxford Industries, Inc. (Apparel)	2,528	99,628
PAREXEL International Corp. * (Commercial Services)	3,476	100,283
Park Electrochemical Corp. (Electronics)	3,792	97,644
Parkway Properties, Inc. ( REIT)	2,528	115,024
Paxar Corp. * (Electronics)	4,424	91,002
PC-Tel, Inc. * (Internet)	4,108	35,082
Penford Corp. (Chemicals)	1,580	26,702
Pep Boys-Manny, Moe & Jack (Retail)	10,112	118,614
Performance Food Group Co. * (Food)	6,320	192,002
Pericom Semiconductor Corp. * (Semiconductors)	4,740	39,342
Phillips-Van Heusen Corp. (Apparel)	5,372	204,995
Phoenix Technologies, Ltd. * (Software)	4,740	22,799
Photon Dynamics, Inc. * (Electronics)	1,896	23,738
Photronics, Inc. * (Semiconductors)	7,584	112,243
Piedmont Natural Gas Co., Inc. (Gas)	13,904	337,867
Pinnacle Entertainment, Inc. * (Entertainment)	8,848	271,191
Piper Jaffray * (Diversified Financial Services)	3,792	232,108
Planar Systems, Inc. * (Electronics)	2,844	34,242
Playtex Products, Inc. * (Household Products/Wares)	6,636	69,214
PolyOne Corp. * (Chemicals)	17,064	149,822
Pope & Talbot, Inc. (Forest Products & Paper)	2,844	17,718
Power Integrations, Inc. * (Semiconductors)	2,528	44,189
Presidential Life Corp. (Insurance)	3,792	93,207
ProAssurance Corp. * (Insurance)	2,528	121,799

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Progress Software Corp. * (Software)	3,160	$73,976
Prosperity Bancshares, Inc. (Banks)	1,264	41,573
Provident Bankshares Corp. (Banks)	6,004	218,486
Quaker Chemical Corp. (Chemicals)	1,896	35,455
Quanex Corp. (Metal Fabricate/Hardware)	6,952	299,423
Quiksilver, Inc. * (Apparel)	8,848	107,769
Radiant Systems, Inc. * (Computers)	2,844	30,061
Radio One, Inc.—Class D * (Media)	6,004	44,430
RadiSys Corp. * (Computers)	3,792	83,272
Ralcorp Holdings, Inc. * (Food)	1,580	67,197
RARE Hospitality International, Inc. * (Retail)	2,212	63,617
RC2 Corp. * (Toys/Games/Hobbies)	948	36,650
Red Robin Gourmet Burgers, Inc. * (Retail)	1,580	67,245
Regal-Beloit Corp. (Hand/Machine Tools)	5,688	251,125
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	8,216	105,329
RehabCare Group, Inc. * (Healthcare-Services)	1,580	27,460
Republic Bancorp, Inc. (Banks)	13,588	168,355
Rewards Network, Inc. * (Commercial Services)	1,896	15,490
RLI Corp. (Insurance)	1,580	76,124
Robbins & Myers, Inc. (Machinery-Diversified)	2,212	57,822
Rock-Tenn Co. (Forest Products & Paper)	5,688	90,723
Rogers Corp. * (Electronics)	1,896	106,821
RTI International Metals, Inc. * (Mining)	2,528	141,163
Rudolph Technologies, Inc. * (Semiconductors)	2,844	41,238
Russ Berrie & Co., Inc. * (Household Products/Wares)	2,212	27,119
Russell Corp. (Apparel)	6,004	109,033
Ryan’s Restaurant Group, Inc. * (Retail)	7,584	90,325
Ryerson Tull, Inc. (Iron/Steel)	4,740	127,980
Safety Insurance Group, Inc. (Insurance)	2,528	120,206
Sanderson Farms, Inc. (Food)	1,264	35,379
Savient Pharmaceuticals, Inc. * (Biotechnology)	6,952	36,498
School Specialty, Inc. * (Retail)	2,528	80,517
Schulman (A.), Inc. (Chemicals)	5,372	122,965
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,844	61,573
SCPIE Holdings, Inc. * (Insurance)	1,896	44,082
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,212	181,605
Secure Computing Corp. * (Internet)	6,320	54,352
Selective Insurance Group, Inc. (Insurance)	5,056	282,479
Shaw Group, Inc. * (Engineering & Construction)	6,320	175,696
Shurgard Storage Centers, Inc.—Class A ( REIT)	8,532	533,251
Skechers U.S.A., Inc.—Class A * (Apparel)	1,264	30,475
Skyline Corp. (Home Builders)	1,264	54,074
SkyWest, Inc. (Airlines)	4,740	117,552
Skyworks Solutions, Inc. * (Semiconductors)	29,388	161,928
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	3,792	175,797
Sonic Automotive, Inc. (Retail)	5,688	126,160
South Financial Group, Inc. (Banks)	13,904	367,205
South Jersey Industries, Inc. (Gas)	5,372	147,139
Southern Union Co. (Gas)	7,900	213,774
Southwest Gas Corp. (Gas)	7,268	227,779
Sovran Self Storage, Inc. ( REIT)	3,160	160,496
Spectrum Brands, Inc. * (Household Products/Wares)	4,108	53,075
Spherion Corp. * (Commercial Services)	10,428	95,103
SPSS, Inc. * (Software)	2,212	71,094
Stage Stores, Inc. (Retail)	4,740	156,420
Stamps.com, Inc. * (Internet)	948	26,373
Standard Microsystems Corp. * (Semiconductors)	2,212	48,288
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,212	18,448
Standard Pacific Corp. (Home Builders)	12,324	316,727
Standard Register Co. (Household Products/Wares)	2,212	26,212
Standex International Corp. (Miscellaneous Manufacturing)	1,896	57,544
StarTek, Inc. (Commercial Services)	2,212	33,069
Steel Technologies, Inc. (Iron/Steel)	1,896	36,858
Stein Mart, Inc. (Retail)	2,528	37,414
Sterling Bancorp (Banks)	2,212	43,134
Sterling Bancshares, Inc. (Banks)	4,108	77,025
Sterling Financial Corp.—Spokane (Savings & Loans)	6,320	192,822
Stewart Information Services Corp. (Insurance)	3,476	126,214
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	4,108	25,675
Superior Industries International, Inc. (Auto Parts & Equipment)	4,108	75,135
Supertex, Inc. * (Semiconductors)	1,264	50,484
Susquehanna Bancshares, Inc. (Banks)	9,480	226,572
SWS Group, Inc. (Diversified Financial Services)	2,844	68,597
Symmetricom, Inc. * (Telecommunications)	8,532	60,321
Technitrol, Inc. (Electronics)	7,584	175,570
Teledyne Technologies, Inc. * (Aerospace/Defense)	2,528	82,817
Tetra Tech, Inc. * (Environmental Control)	5,372	95,299
TETRA Technologies, Inc. * (Oil & Gas Services)	6,952	210,576
Texas Industries, Inc. (Building Materials)	4,424	234,914
The Cato Corp.—Class A (Retail)	5,688	147,035
The Finish Line, Inc.—Class A (Retail)	3,792	44,859
The Great Atlantic & Pacific Tea Co., Inc. (Food)	3,476	78,975
The Men’s Wearhouse, Inc. (Retail)	5,688	172,346
The Steak n Shake Co. * (Retail)	2,212	33,490
The Stride Rite Corp. (Apparel)	6,636	87,529
Theragenics Corp. * (Pharmaceuticals)	6,004	20,474
THQ, Inc. * (Software)	11,692	252,547
Tollgrade Communications, Inc. * (Telecommunications)	2,528	24,522
Toro Co. (Housewares)	2,528	118,058
TradeStation Group, Inc. * (Diversified Financial Services)	2,212	28,026
Tredegar Corp. (Miscellaneous Manufacturing)	5,056	79,986
TreeHouse Foods, Inc. * (Food)	2,528	60,394
Triarc Cos., Inc. (Retail)	4,424	69,147
Trimble Navigation, Ltd. * (Electronics)	3,792	169,275
Triumph Group, Inc. * (Aerospace/Defense)	2,844	136,512
Tronox, Inc.—Class B (Chemicals)	7,584	99,881
TrustCo Bank Corp. NY (Banks)	13,904	153,222
Tuesday Morning Corp. (Retail)	2,212	29,088
UGI Corp. (Gas)	19,276	474,575
UIL Holdings Corp. (Electric)	2,528	142,301
Ultratech Stepper, Inc. * (Semiconductors)	2,844	44,765
Umpqua Holdings Corp. (Banks)	4,424	113,476
Unisource Energy Corp. (Electric)	6,320	196,868
United Bankshares, Inc. (Banks)	6,636	243,077
United Fire & Casualty Co. (Insurance)	2,212	66,648
United Natural Foods, Inc. * (Food)	2,844	93,909
United Online, Inc. (Internet)	6,636	79,632
United Stationers, Inc. * (Distribution/Wholesale)	5,688	280,532
Universal Forest Products, Inc. (Building Materials)	1,580	99,113
Universal Technical Institute, Inc. * (Commercial Services)	2,212	48,708
URS Corp. * (Engineering & Construction)	4,424	185,808
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,896	88,145
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	5,056	164,877
Veeco Instruments, Inc. * (Semiconductors)	3,476	82,868
Veritas DGC, Inc. * (Oil & Gas Services)	6,636	342,286
Viad Corp. (Commercial Services)	4,108	128,580
ViaSat, Inc. * (Telecommunications)	1,580	40,574
Viasys Healthcare, Inc. * (Healthcare-Products)	3,792	97,075
Vicor Corp. (Electrical Components & Equipment)	2,212	36,653
Vital Signs, Inc. (Healthcare-Products)	632	31,303
Volt Information Sciences, Inc. * (Commercial Services)	1,580	73,628
Wabash National Corp. (Auto Manufacturers)	5,688	87,368

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Watsco, Inc. (Distribution/Wholesale)	2,528	$151,225
Watson WyattWorldwide, Inc.—Class A (Commercial Services)	2,528	88,834
Watts Industries, Inc.—Class A (Electronics)	4,740	159,027
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	9,480	118,025
WD-40 Co. (Household Products/Wares)	1,264	42,432
Wellman, Inc. (Chemicals)	3,160	12,766
Whitney Holding Corp. (Banks)	12,008	424,722
WMS Industries, Inc. * (Leisure Time)	2,528	69,242
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	2,844	10,437
Wolverine World Wide, Inc. (Apparel)	5,372	125,329
Woodward Governor Co. (Electronics)	3,476	106,053
X-Rite, Inc. (Electronics)	2,212	24,310
Zale Corp. * (Retail)	8,848	213,148
Zenith National Insurance Corp. (Insurance)	2,844	112,821

TOTAL COMMON STOCKS
(Cost $38,396,911)		51,947,366

Repurchase Agreements (0.8%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $407,167 (Collateralized by $408,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $416,044)	$407,000	407,000

TOTAL REPURCHASE AGREEMENTS
(Cost $407,000)		407,000

TOTAL INVESTMENT SECURITIES
(Cost $38,803,911)—100.0%		52,354,366
Net other assets (liabilities)—( NM)		14,992

NET ASSETS—100.0%		$52,369,358

*	Non-income producing security
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $144,920)	2	$3,983

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.2%
Aerospace/Defense	1.8%
Agriculture	0.1%
Airlines	0.4%
Apparel	2.1%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.2%
Banks	6.9%
Biotechnology	0.6%
Building Materials	1.9%
Chemicals	2.3%
Coal	0.7%
Commercial Services	4.6%
Computers	1.2%
Distribution/Wholesale	1.7%
Diversified Financial Services	1.0%
Electric	2.7%
Electrical Components & Equipment	1.1%
Electronics	4.9%
Engineering & Construction	1.3%
Entertainment	0.5%
Environmental Control	0.7%
Food	3.2%
Forest Products & Paper	1.1%
Gas	5.4%
Hand/Machine Tools	0.8%
Healthcare-Products	1.8%
Healthcare-Services	0.6%
Home Builders	1.3%
Home Furnishings	0.6%
Household Products/Wares	0.5%
Housewares	0.4%
Insurance	3.2%
Internet	0.5%
Iron/Steel	2.1%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	3.0%
Media	0.1%
Metal Fabricate/Hardware	2.0%
Mining	0.8%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	0.2%
Oil & Gas Services	3.1%
Packaging & Containers	0.1%
Pharmaceuticals	0.6%
Real Estate Investment Trust	6.0%
Retail	6.6%
Saving & Loans	2.1%
Semiconductors	3.3%
Software	2.6%
Storage/Warehousing	0.1%
Telecommunications	2.1%
Textiles	0.2%
Toys/Games/Hobbies	0.3%
Transportation	2.8%
Water	0.2%
Other **	0.8%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $38,396,911)	$51,947,366
Repurchase agreements, at cost	407,000

Total Investments	52,354,366
Segregated cash balances with brokers for futures contracts	8,795
Dividends and interest receivable	59,601
Receivable for investments sold	10,519,542
Receivable for capital shares issued	2,021
Variation margin on futures contracts	820
Prepaid expenses	1,127

Total Assets	62,946,272

Liabilities:
Cash overdraft	985
Payable for investments purchased	44,769
Payable for capital shares redeemed	10,426,333
Advisory fees payable	31,178
Management services fees payable	4,157
Administration fees payable	1,328
Administrative services fees payable	4,352
Distribution fees payable	11,733
Trustee fees payable	5
Transfer agency fees payable	1,343
Fund accounting fees payable	2,138
Compliance services fees payable	649
Other accrued expenses	47,944

Total Liabilities	10,576,914

Net Assets	$52,369,358

Net Assets consist of:
Capital	$39,440,061
Accumulated net investment income (loss)	(60,470)
Accumulated net realized gains (losses) on investments	(564,671)
Net unrealized appreciation (depreciation) on investments	13,554,438

Net Assets	$52,369,358

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,466,395

Net Asset Value (offering and redemption price Per share)	$35.71

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$669,666
Interest	5,336

Total Investment Income	675,002

Expenses:
Advisory fees	295,491
Management services fees	59,098
Administration fees	10,422
Transfer agency fees	13,215
Administrative services fees	185,803
Distribution fees	98,497
Custody fees	39,130
Fund accounting fees	22,530
Trustee fees	545
Compliance services fees	1,095
Other fees	15,071

Total Gross Expenses before reductions	740,897
Less Expenses reduced by the Advisor	(5,425)

Total Net Expenses	735,472

Net Investment Income (Loss)	(60,470)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,904,719
Net realized gains (losses) on futures contracts	662
Change in net unrealized appreciation/depreciation on investments	2,660,302

Net Realized and Unrealized Gains (Losses) on Investments	5,565,683

Change in Net Assets Resulting from Operations	$5,505,213

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(60,470)	$(550,972)
Net realized gains (losses) on investments	2,905,381	12,756,315
Change in net unrealized appreciation/depreciation on investments	2,660,302	(13,223,946)

Change in net assets resulting from operations	5,505,213	(1,018,603)

Distributions to Shareholders From:
Net realized gains on investments	—	(4,465,862)

Change in net assets resulting from distributions	—	(4,465,862)

Capital Transactions:
Proceeds from shares issued	192,808,161	439,417,378
Dividends reinvested	—	4,465,862
Cost of shares redeemed	(208,763,561)	(554,740,984)

Change in net assets resulting from capital transactions	(15,955,400)	(110,857,744)

Change in net assets	(10,450,187)	(116,342,209)
Net Assets:
Beginning of period	62,819,545	179,161,754

End of period	$52,369,358	$62,819,545

Accumulated net investment income (loss)	$(60,470)	$—

Share Transactions:
Issued	5,373,192	13,333,614
Reinvested	—	134,271
Redeemed	(5,817,576)	(16,898,927)

Change in shares	(444,384)	(3,431,042)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$32.88		$33.54	$28.97	$21.51	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.03)		(0.23)	(0.16)	(0.22)	(0.09)
Net realized and unrealized gains (losses) on investments	2.86		1.59 (c)	5.92	7.68	(8.40)

Total income (loss) from investment activities	2.83		1.36	5.76	7.46	(8.49)

Distributions to Shareholders From:
Net realized gains on investments	—		(2.02)	(1.19)	—	—

Net Asset Value, End of Period	$35.71		$32.88	$33.54	$28.97	$21.51

Total Return	8.61	% (d)	4.00%	20.12%	34.68%	(28.30	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.88%		1.91%	1.95%	2.08%	2.45%
Net expenses (e)	1.87%		1.91%	1.95%	1.98%	1.98%
Net investment income (loss) (e)	(0.15)%		(0.69)%	(0.53)%	(0.87)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$52,369		$62,820	$179,162	$147,174	$29,165
Portfolio turnover rate (f)	233	% (d)	573%	819%	906%	1,253	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses that correspond to the the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/Citigroup Growth - Sector Composition
% of Index

Consumer, Non-Cyclical	23.35%
Consumer, Cyclical	18.12%
Industrial	15.55%
Energy	13.20%
Financial	11.91%
Technology	11.63%
Communications	4.42%
Basic Materials	1.00%
Utilities	0.82%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2006
(unaudited)

Common Stocks (99.8%)
	Shares	Value

4Kids Entertainment, Inc. * (Media)	1,554	$25,190
A.S.V., Inc. * (Auto Manufacturers)	4,144	95,478
Aaron Rents, Inc. (Commercial Services)	4,662	125,315
Administaff, Inc. (Commercial Services)	2,072	74,198
ADVO, Inc. (Advertising)	7,252	178,472
Aeroflex, Inc. * (Telecommunications)	6,734	78,586
Albany International Corp.—Class A (Machinery-Diversified)	2,590	109,790
Alpharma, Inc. (Pharmaceuticals)	3,108	74,716
Altiris, Inc. * (Software)	3,626	65,413
AMCOL International Corp. (Mining)	2,590	68,247
Amedisys, Inc. * (Healthcare-Services)	3,626	137,425
American Medical Systems Holdings, Inc. * (Healthcare-Products)	16,058	267,366
AMERIGROUP Corp. * (Healthcare-Services)	11,914	369,811
AmSurg Corp. * (Healthcare-Services)	6,734	153,199
Analogic Corp. (Electronics)	1,554	72,432
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	2,072	62,512
ANSYS, Inc. * (Software)	8,806	421,103
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,108	154,188
Arbitron, Inc. (Commercial Services)	6,734	258,114
Arctic Cat, Inc. (Leisure Time)	1,554	30,319
Armor Holdings, Inc. * (Aerospace/Defense)	3,108	170,412
ArQule, Inc. * (Biotechnology)	3,626	20,451
ArthroCare Corp. * (Healthcare-Products)	6,216	261,134
ATMI, Inc. * (Semiconductors)	3,108	76,519
Atwood Oceanics, Inc. * (Oil & Gas)	3,108	154,157
Avid Technology, Inc. * (Software)	3,626	120,855
Aztar Corp. * (Lodging)	4,662	242,238
Bank Mutual Corp. (Banks)	4,662	56,970
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	5,180	76,871
Bankrate, Inc. * (Commercial Services)	2,590	97,798
BankUnited Financial Corp.—Class A (Savings & Loans)	3,108	94,856
Bel Fuse, Inc.—Class B (Electronics)	1,036	33,991
Biolase Technology, Inc. (Healthcare-Products)	5,180	43,512
Biosite Diagnostics, Inc. * (Healthcare-Products)	4,144	189,215
Black Box Corp. (Telecommunications)	1,554	59,565
Blue Coat Systems, Inc. * (Internet)	1,554	26,200
Boston Private Financial Holdings, Inc. (Banks)	4,662	130,070
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	3,626	36,985
Brady Corp.—Class A (Electronics)	4,662	171,748
Bristow Group, Inc. * (Transportation)	2,072	74,592
Building Materials Holding Corp. (Distribution/Wholesale)	3,108	86,620
Cabot Oil & Gas Corp. (Oil & Gas)	11,396	558,404
CACI International, Inc.—Class A * (Computers)	7,252	423,009
CARBO Ceramics, Inc. (Oil & Gas Services)	4,662	229,044
Carreker Corp. * (Computers)	2,072	14,815
Cash America International, Inc. (Retail)	2,590	82,880
Catapult Communications Corp. * (Computers)	1,554	16,939
CEC Entertainment, Inc. * (Retail)	7,770	249,572
Centene Corp. * (Healthcare-Services)	9,842	231,582
Central Pacific Financial Corp. (Banks)	3,108	120,280
Ceradyne, Inc. * (Miscellaneous Manufacturing)	6,216	307,630
Cerner Corp. * (Software)	14,504	538,243
Champion Enterprises, Inc. * (Home Builders)	5,698	62,906
Checkpoint Systems, Inc. * (Electronics)	3,626	80,533
Christopher & Banks Corp. (Retail)	8,288	240,352
Cimarex Energy Co. (Oil & Gas)	19,166	824,138
Clarcor, Inc. (Miscellaneous Manufacturing)	5,180	154,312
Cleveland-Cliffs, Inc. (Iron/Steel)	2,590	205,361
CNS, Inc. (Household Products/Wares)	3,108	76,146
Cognex Corp. (Machinery-Diversified)	4,144	107,868
Cohu, Inc. (Semiconductors)	1,554	27,273
Coinstar, Inc. * (Commercial Services)	6,216	148,811
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	2,590	85,884
Comtech Telecommunications Corp. * (Telecommunications)	4,662	136,458
CONMED Corp. * (Healthcare-Products)	2,590	53,613
Connetics Corp. * (Pharmaceuticals)	7,770	91,375
Cooper Cos., Inc. (Healthcare-Products)	10,360	458,844
Cost Plus, Inc. * (Retail)	2,590	37,969
Cross Country Healthcare, Inc. * (Commercial Services)	3,108	56,535
CryoLife, Inc. * (Biotechnology)	2,072	11,189
Curtiss-Wright Corp. (Aerospace/Defense)	9,842	303,920
Cyberonics, Inc. * (Healthcare-Products)	3,108	66,263
Cymer, Inc. * (Electronics)	4,144	192,530
Daktronics, Inc. (Electronics)	7,252	209,365
Deckers Outdoor Corp. * (Apparel)	1,036	39,948
Delta & Pine Land Co. (Agriculture)	8,288	243,667

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Deltic Timber Corp. (Forest Products & Paper)	1,036	$58,399
Dendrite International, Inc. * (Software)	9,842	90,940
Diagnostic Products Corp. (Healthcare-Products)	5,698	331,453
Digital Insight Corp. * (Internet)	7,770	266,433
Dime Community Bancshares, Inc. (Savings & Loans)	3,108	42,176
Diodes, Inc. * (Semiconductors)	3,626	150,261
Dionex Corp. * (Electronics)	4,662	254,825
DJ Orthopedics, Inc. * (Healthcare-Products)	2,072	76,312
Downey Financial Corp. (Savings & Loans)	2,590	175,732
Dress Barn, Inc. * (Retail)	5,698	144,444
Drew Industries, Inc. * (Building Materials)	1,036	33,566
Drill-Quip, Inc. * (Oil & Gas Services)	1,036	85,408
DSP Group, Inc. * (Semiconductors)	4,144	102,978
East-West Bancorp, Inc. (Banks)	13,986	530,208
EDO Corp. (Aerospace/Defense)	2,072	50,432
eFunds Corp. * (Software)	10,878	239,860
ElkCorp (Building Materials)	2,072	57,539
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	4,662	156,643
Enzo Biochem, Inc. * (Biotechnology)	3,626	54,680
Epicor Software Corp. * (Software)	4,662	49,091
EPIQ Systems, Inc. * (Software)	3,108	51,717
Essex Property Trust, Inc. (REIT)	2,072	231,360
Ethan Allen Interiors, Inc. (Home Furnishings)	3,108	113,597
FactSet Research Systems, Inc. (Computers)	7,770	367,521
FEI Co. * (Electronics)	3,108	70,489
Fidelity Bankshares, Inc. (Savings & Loans)	3,108	98,897
Filenet Corp. * (Software)	4,144	111,598
Financial Federal Corp. (Diversified Financial Services)	4,144	115,245
First Indiana Corp. (Banks)	1,036	26,967
First Midwest Bancorp, Inc. (Banks)	4,662	172,867
First Republic Bank (Banks)	2,590	118,622
FirstFed Financial Corp. * (Savings & Loans)	2,072	119,492
Flagstar Bancorp, Inc. (Savings & Loans)	8,288	132,276
FLIR Systems, Inc. * (Electronics)	16,058	354,240
Forward Air Corp. (Transportation)	7,252	295,373
Fossil, Inc. * (Household Products/Wares)	10,878	195,913
Franklin Bank Corp. Houston * (Savings & Loans)	1,554	31,375
Fremont General Corp. (Banks)	15,022	278,808
Frontier Oil Corp. (Oil & Gas)	25,900	839,159
G & K Services, Inc. (Textiles)	2,072	71,070
Gardner Denver, Inc. * (Machinery-Diversified)	5,180	199,430
GenCorp, Inc. * (Aerospace/Defense)	12,950	207,589
General Communication, Inc.—Class A * (Telecommunications)	6,734	82,963
Genesco, Inc. * (Retail)	5,180	175,447
Gevity HR, Inc. (Commercial Services)	1,554	41,259
Glacier Bancorp, Inc. (Banks)	4,144	121,295
Global Imaging Systems, Inc. * (Office/Business Equipment)	3,626	149,681
Global Payments, Inc. (Software)	15,540	754,467
Greatbatch, Inc. * (Electrical Components & Equipment)	5,180	122,248
Guitar Center, Inc. * (Retail)	6,216	276,426
Gymboree Corp. * (Apparel)	2,590	90,028
Haemonetics Corp. * (Healthcare-Products)	3,626	168,645
Hanmi Financial Corp. (Banks)	5,698	110,769
Hansen Natural Corp. * (Beverages)	3,108	591,669
Harbor Florida Bancshares, Inc. (Savings & Loans)	3,108	115,431
Harland (John H.) Co. (Household Products/Wares)	4,144	180,264
Harmonic, Inc. * (Telecommunications)	5,180	23,206
Headwaters, Inc. * (Energy-Alternate Sources)	9,842	251,562
Healthcare Services Group, Inc. (Commercial Services)	2,590	54,261
Healthways, Inc. * (Healthcare-Services)	7,770	409,013
Heartland Express, Inc. (Transportation)	13,986	250,210
Heidrick & Struggles International, Inc. * (Commercial Services)	1,554	52,587
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	20,202	815,354
Hibbett Sporting Goods, Inc. * (Retail)	8,288	198,083
Hilb, Rogal, & Hobbs Co. (Insurance)	8,288	308,894
Hologic, Inc. * (Healthcare-Products)	5,180	255,685
Hot Topic, Inc. * (Retail)	10,360	119,244
Hydril * (Oil & Gas Services)	4,662	366,060
Hyperion Solutions Corp. * (Software)	7,252	200,155
ICU Medical, Inc. * (Healthcare-Products)	3,108	131,282
IDEX Corp. (Machinery-Diversified)	5,698	268,946
IDEXX Laboratories, Inc. * (Healthcare-Products)	7,252	544,843
IHOP Corp. (Retail)	1,554	74,716
Immucor, Inc. * (Healthcare-Products)	15,540	298,834
Independent Bank Corp.—Michigan (Banks)	2,590	68,117
Infospace, Inc. * (Internet)	3,108	70,458
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	2,590	59,285
Integra LifeSciences Holdings * (Biotechnology)	4,144	160,828
Inter-Tel, Inc. (Software)	2,072	43,636
Intermagnetics General Corp. * (Electrical Components & Equipment)	5,698	153,732
Internet Security Systems, Inc. * (Internet)	8,806	165,993
Invacare Corp. (Healthcare-Products)	3,626	90,215
inVentiv Health, Inc. * (Advertising)	2,072	59,632
Investment Technology Group, Inc. * (Diversified Financial Services)	9,842	500,564
Irwin Financial Corp. (Banks)	2,072	40,176
Itron, Inc. * (Electronics)	3,108	184,180
J & J Snack Foods Corp. (Food)	1,554	51,391
J2 Global Communications, Inc. * (Internet)	11,396	355,784
Jack in the Box, Inc. * (Retail)	5,180	203,056
JDA Software Group, Inc. * (Software)	3,108	43,605
JLG Industries, Inc. (Machinery-Construction & Mining)	10,878	244,755
Jos.A. Bank Clothiers, Inc. * (Retail)	3,108	74,468
K-Swiss, Inc.—Class A (Apparel)	6,216	165,967
Kendle International, Inc. * (Commercial Services)	1,036	38,052
Kensey Nash Corp. * (Healthcare-Products)	2,072	61,124
Kilroy Realty Corp. (REIT)	2,590	187,128
Kirby Corp. * (Transportation)	7,252	286,454
Knight Transportation, Inc. (Transportation)	13,468	272,054
Komag, Inc. * (Computers)	7,252	334,897
Kopin Corp. * (Semiconductors)	7,770	28,050
Kronos, Inc. * (Computers)	7,252	262,595
Labor Ready, Inc. * (Commercial Services)	6,216	140,792
Landry’s Restaurants, Inc. (Retail)	2,072	67,236
Landstar System, Inc. (Transportation)	13,468	636,093
Laserscope * (Healthcare-Products)	2,072	63,838
LCA-Vision, Inc. (Healthcare-Products)	2,590	137,037
Lindsay Manufacturing Co. (Machinery-Diversified)	1,036	28,096
Littelfuse, Inc. * (Electrical Components & Equipment)	2,072	71,235
Live Nation, Inc. * (Commercial Services)	4,144	84,372
LKQ Corp. * (Distribution/Wholesale)	7,770	147,630
LoJack Corp. * (Electronics)	4,144	78,156
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,108	167,894
LTC Properties, Inc. (REIT)	1,036	23,155
M/I Schottenstein Homes, Inc. (Home Builders)	1,554	54,514
Macdermid, Inc. (Chemicals)	2,590	74,592
MAF Bancorp, Inc. (Savings & Loans)	2,590	110,956
Manhattan Associates, Inc. * (Computers)	6,216	126,123
Manitowoc Co. (Machinery-Diversified)	7,252	322,714
ManTech International Corp.—Class A * (Software)	4,144	127,884
MarineMax, Inc. * (Retail)	2,072	54,349
Massey Energy Co. (Coal)	7,252	261,072

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Matria Healthcare, Inc. * (Healthcare-Services)	2,072	$44,382
Maverick Tube Corp. * (Oil & Gas Services)	4,662	294,592
Maximus, Inc. (Commercial Services)	2,590	59,959
Mentor Corp. (Healthcare-Products)	8,806	383,061
Mercury Computer Systems, Inc. * (Computers)	4,662	71,748
Merit Medical Systems, Inc. * (Healthcare-Products)	6,216	85,532
Meritage Homes Corp. * (Home Builders)	5,180	244,755
Mesa Air Group, Inc. * (Airlines)	4,144	40,818
MGI Pharma, Inc. * (Pharmaceuticals)	8,806	189,329
Micros Systems, Inc. * (Computers)	5,180	226,262
Microsemi Corp. * (Semiconductors)	7,770	189,433
Midas, Inc. * (Commercial Services)	1,036	19,062
MIVA, Inc. * (Internet)	6,734	27,273
Mobile Mini, Inc. * (Storage/Warehousing)	5,180	151,567
Moog, Inc.—Class A * (Aerospace/Defense)	4,144	141,808
MRO Software, Inc. * (Software)	2,072	41,585
MTS Systems Corp. (Computers)	2,072	81,865
Multimedia Games, Inc. * (Leisure Time)	6,216	62,968
Napster, Inc. * (Software)	3,108	9,573
Nara Bancorp, Inc. (Banks)	4,662	87,413
NBTY, Inc. * (Pharmaceuticals)	12,950	309,636
Neoware, Inc. * (Software)	4,662	57,296
NETGEAR, Inc. * (Telecommunications)	4,662	100,932
New Century Financial Corp. (REIT)	7,252	331,778
New Jersey Resources Corp. (Gas)	3,108	145,392
Novatel Wireless, Inc. * (Telecommunications)	3,108	32,261
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	5,698	101,994
NS Group, Inc. * (Metal Fabricate/Hardware)	1,554	85,595
NVR, Inc. * (Home Builders)	1,036	508,935
Oceaneering International, Inc. * (Oil & Gas Services)	7,252	332,504
Odyssey Healthcare, Inc. * (Healthcare-Services)	7,770	136,519
Old Dominion Freight Line, Inc. * (Transportation)	3,108	116,830
OM Group, Inc. * (Chemicals)	3,108	95,882
On Assignment, Inc. * (Commercial Services)	2,072	19,042
Open Solutions, Inc. * (Software)	3,108	82,704
P.F. Chang’s China Bistro, Inc. * (Retail)	6,216	236,332
Panera Bread Co.—Class A * (Retail)	7,252	487,625
Papa John’s International, Inc. * (Retail)	5,180	171,976
PAREXEL International Corp. * (Commercial Services)	2,072	59,777
Paxar Corp. * (Electronics)	3,108	63,932
Pediatrix Medical Group, Inc. * (Healthcare-Services)	11,396	516,239
Peet’s Coffee & Tea, Inc. * (Beverages)	3,108	93,831
Penn Virginia Corp. (Oil & Gas)	4,144	289,583
Per-Se Technologies, Inc. * (Software)	7,770	195,649
PetMed Express, Inc. * (Pharmaceuticals)	5,698	62,507
Petroleum Development * (Oil & Gas)	3,626	136,700
Philadelphia Consolidated Holding Corp. * (Insurance)	12,950	393,161
Phillips-Van Heusen Corp. (Apparel)	4,144	158,135
Photon Dynamics, Inc. * (Electronics)	1,554	19,456
Playtex Products, Inc. * (Household Products/Wares)	6,216	64,833
Polaris Industries, Inc. (Leisure Time)	9,324	403,729
PolyMedica Corp. (Healthcare-Products)	5,180	186,273
Pool Corp. (Distribution/Wholesale)	12,432	542,408
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	3,626	165,708
Possis Medical, Inc. * (Healthcare-Products)	4,144	36,509
Power Integrations, Inc. * (Semiconductors)	3,626	63,382
PrivateBancorp, Inc. (Banks)	4,144	171,603
ProAssurance Corp. * (Insurance)	3,626	174,701
Progress Software Corp. * (Software)	5,698	133,390
Prosperity Bancshares, Inc. (Banks)	4,144	136,296
Quality Systems, Inc. (Software)	3,626	133,509
Quiksilver, Inc. * (Apparel)	16,058	195,587
Radiant Systems, Inc. * (Computers)	2,072	21,901
Radio One, Inc.—Class D * (Media)	10,878	80,498
Ralcorp Holdings, Inc. * (Food)	4,144	176,244
RARE Hospitality International, Inc. * (Retail)	5,180	148,977
RC2 Corp. * (Toys/Games/Hobbies)	3,626	140,181
Red Robin Gourmet Burgers, Inc. * (Retail)	1,554	66,138
RehabCare Group, Inc. * (Healthcare-Services)	2,072	36,011
ResMed, Inc. * (Healthcare-Products)	17,612	826,882
Respironics, Inc. * (Healthcare-Products)	16,576	567,230
Rewards Network, Inc. * (Commercial Services)	2,590	21,160
RLI Corp. (Insurance)	3,108	149,743
Rogers Corp. * (Electronics)	1,554	87,552
RTI International Metals, Inc. * (Mining)	2,072	115,700
Rudolph Technologies, Inc. * (Semiconductors)	2,072	30,044
Sanderson Farms, Inc. (Food)	1,554	43,496
Savient Pharmaceuticals, Inc. * (Biotechnology)	5,180	27,195
ScanSource, Inc. * (Distribution/Wholesale)	5,698	167,065
School Specialty, Inc. * (Retail)	2,072	65,993
Sciele Pharma, Inc. * (Pharmaceuticals)	6,734	156,161
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,072	170,111
Secure Computing Corp. * (Internet)	4,662	40,093
Select Comfort Corp. * (Retail)	12,432	285,563
SFBC International, Inc. * (Commercial Services)	4,144	62,823
Shaw Group, Inc. * (Engineering & Construction)	10,878	302,409
Shuffle Master, Inc. * (Entertainment)	7,770	254,701
Sierra Health Services, Inc. * (Healthcare-Services)	11,396	513,162
Simpson Manufacturing Co., Inc. (Building Materials)	8,288	298,783
Skechers U.S.A., Inc.—Class A * (Apparel)	4,144	99,912
SkyWest, Inc. (Airlines)	8,806	218,389
Sonic Corp. * (Retail)	19,684	409,230
Sonic Solutions * (Electronics)	5,698	94,017
Southern Union Co. (Gas)	12,950	350,427
Spectrum Brands, Inc. * (Household Products/Wares)	3,626	46,848
SPSS, Inc. * (Software)	1,554	49,946
St. Mary Land & Exploration Co. (Oil & Gas)	12,950	521,238
Stamps.com, Inc. * (Internet)	3,626	100,875
Standard Microsystems Corp. * (Semiconductors)	2,072	45,232
Stein Mart, Inc. (Retail)	3,108	45,998
Sterling Bancorp (Banks)	1,554	30,303
Sterling Bancshares, Inc. (Banks)	5,698	106,838
Stone Energy Corp. * (Oil & Gas)	6,216	289,355
Sunrise Assisted Living, Inc. * (Healthcare-Services)	9,842	272,131
Supertex, Inc. * (Semiconductors)	1,036	41,378
SurModics, Inc. * (Healthcare-Products)	3,626	130,935
Swift Energy Co. * (Oil & Gas)	6,734	289,091
Synaptics, Inc. * (Computers)	5,698	121,937
Take-Two Interactive Software, Inc. * (Software)	16,576	176,700
TALX Corp. (Computers)	7,252	158,601
Teledyne Technologies, Inc. * (Aerospace/Defense)	4,662	152,727
Tetra Tech, Inc. * (Environmental Control)	6,216	110,272
TETRA Technologies, Inc. * (Oil & Gas Services)	7,770	235,353
The Children’s Place Retail Stores, Inc. * (Retail)	5,180	311,059
The Finish Line, Inc.—Class A (Retail)	5,180	61,279
The Men’s Wearhouse, Inc. (Retail)	5,180	156,954
The Nautilus Group, Inc. (Leisure Time)	7,770	122,067
The Steak n Shake Co. * (Retail)	3,626	54,898
Too, Inc. * (Retail)	7,770	298,290
Toro Co. (Housewares)	6,734	314,478
Tractor Supply Co. * (Retail)	7,770	429,449
TradeStation Group, Inc. * (Diversified Financial Services)	2,590	32,815
TreeHouse Foods, Inc. * (Food)	4,144	99,000
Triarc Cos., Inc. (Retail)	8,806	137,638
Trimble Navigation, Ltd. * (Electronics)	7,770	346,854
Tuesday Morning Corp. (Retail)	3,108	40,870

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

UCBH Holdings, Inc. (Banks)	21,756	$359,844
Ultratech Stepper, Inc. * (Semiconductors)	2,072	32,613
Umpqua Holdings Corp. (Banks)	7,770	199,301
Unit Corp. * (Oil & Gas)	10,878	618,849
United Fire & Casualty Co. (Insurance)	1,554	46,822
United Natural Foods, Inc. * (Food)	6,216	205,253
United Online, Inc. (Internet)	6,734	80,808
United Surgical Partners International, Inc. * (Healthcare-Services)	10,360	311,525
Universal Forest Products, Inc. (Building Materials)	2,072	129,977
Universal Technical Institute, Inc. * (Commercial Services)	2,590	57,032
URS Corp. * (Engineering & Construction)	4,662	195,804
USANA Health Sciences, Inc. * (Pharmaceuticals)	2,072	78,529
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,554	72,245
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	6,734	219,596
Veeco Instruments, Inc. * (Semiconductors)	2,072	49,396
Vertrue, Inc. * (Commercial Services)	2,072	89,158
ViaSat, Inc. * (Telecommunications)	3,108	79,813
Viasys Healthcare, Inc. * (Healthcare-Products)	2,590	66,304
Vicor Corp. (Electrical Components & Equipment)	1,554	25,750
Vital Signs, Inc. (Healthcare-Products)	518	25,657
W-H Energy Services, Inc. * (Oil & Gas Services)	6,734	342,289
Waste Connections, Inc. * (Environmental Control)	10,360	377,104
Watsco, Inc. (Distribution/Wholesale)	2,590	154,934
Watson WyattWorldwide, Inc.—Class A (Commercial Services)	6,734	236,633
WD-40 Co. (Household Products/Wares)	2,072	69,557
WebEx Communications, Inc. * (Internet)	8,288	294,556
Websense, Inc. * (Internet)	10,878	223,434
Wilshire Bancorp, Inc. (Banks)	3,626	65,341
Winnebago Industries, Inc. (Home Builders)	7,252	225,102
Wintrust Financial Corp. (Banks)	5,698	289,743
WMS Industries, Inc. * (Leisure Time)	2,072	56,752
Wolverine World Wide, Inc. (Apparel)	5,698	132,934
Woodward Governor Co. (Electronics)	2,590	79,021
World Acceptance Corp. * (Diversified Financial Services)	4,144	147,195
World Fuel Services Corp. (Retail)	6,216	284,009
X-Rite, Inc. (Electronics)	1,554	17,078
Zenith National Insurance Corp. (Insurance)	4,662	184,942

TOTAL COMMON STOCKS (Cost $44,941,079)		61,163,953

Repurchase Agreements (0.9%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $565,232 (Collateralized by $566,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $577,160)	$565,000	565,000

TOTAL REPURCHASE AGREEMENTS (Cost $565,000)		565,000

TOTAL INVESTMENT SECURITIES (Cost $45,506,079)—100.7%		61,728,953
Net other assets (liabilities)—(0.7)%		(402,223)

NET ASSETS—100.0%		$61,326,730

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $144,920)	2	$3,983

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.4%
Aerospace/Defense	1.7%
Agriculture	0.4%
Airlines	0.4%
Apparel	1.4%
Auto Manufacturers	0.2%
Banks	5.3%
Beverages	1.1%
Biotechnology	0.4%
Building Materials	0.8%
Chemicals	0.3%
Coal	0.4%
Commercial Services	2.9%
Computers	3.6%
Distribution/Wholesale	1.8%
Diversified Financial Services	1.6%
Electrical Components & Equipment	0.6%
Electronics	3.9%
Energy-Alternate Sources	0.4%
Engineering & Construction	0.9%
Entertainment	0.4%
Environmental Control	0.8%
Food	0.9%
Forest Products & Paper	0.1%
Gas	0.8%
Healthcare-Products	9.6%
Healthcare-Services	5.1%
Home Builders	1.8%
Home Furnishings	0.2%
Household Products/Wares	1.0%
Housewares	0.5%
Insurance	2.1%
Internet	2.7%
Iron/Steel	0.3%
Leisure Time	1.1%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	1.7%
Media	0.2%
Metal Fabricate/Hardware	0.3%
Mining	0.3%
Miscellaneous Manufacturing	1.3%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	5.0%
Pharmaceuticals	1.8%
Real Estate Investment Trust	1.3%
Retail	9.4%
Savings & Loans	1.7%
Semiconductor	1.7%
Software	6.1%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2006

Storage/Warehousing	0.2%
Telecommunications	1.1%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	3.1%
Other **	0.2%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $44,941,079)	$61,163,953
Repurchase agreements, at cost	565,000

Total Investments	61,728,953
Segregated cash balances with brokers for futures contracts	8,795
Dividends and interest receivable	30,913
Receivable for investments sold	222,889
Receivable for capital shares issued	5,605,845
Variation margin on futures contracts	820
Prepaid expenses	2,045

Total Assets	67,600,260

Liabilities:
Cash overdraft	2,044
Payable for investments purchased	6,103,581
Advisory fees payable	34,428
Management services fees payable	4,590
Administration fees payable	1,468
Administrative services fees payable	4,236
Distribution fees payable	13,083
Trustee fees payable	5
Transfer agency fees payable	1,482
Fund accounting fees payable	2,279
Compliance services fees payable	1,011
Other accrued expenses	105,323

Total Liabilities	6,273,530

Net Assets	$61,326,730

Net Assets consist of:
Capital	$22,453,373
Accumulated net investment income (loss)	(1,087,057)
Accumulated net realized gains (losses) on investments	23,733,557
Net unrealized appreciation (depreciation) on investments	16,226,857

Net Assets	$61,326,730

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,509,229

Net Asset Value (offering and redemption price per share)	$40.63

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$314,253
Interest	6,712

Total Investment Income	320,965

Expenses:
Advisory fees	560,388
Management services fees	112,078
Administration fees	16,366
Transfer agency fees	34,060
Administrative services fees	350,958
Distribution fees	186,796
Custody fees	36,102
Fund accounting fees	54,038
Trustee fees	1,585
Compliance services fees	2,303
Other fees	59,641

Total Gross Expenses before reductions	1,414,315
Less Expenses reduced by the Advisor	(6,293)

Total Net Expenses	1,408,022

Net Investment Income (Loss)	(1,087,057)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	18,638,333
Net realized gains (losses) on futures contracts	662
Change in net unrealized appreciation/depreciation on investments	(5,114,731)

Net Realized and Unrealized Gains (Losses) on Investments	13,524,264

Change in Net Assets Resulting from Operations	$12,437,207

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth

Statements of Changes in Net Assets
	For the six months ended June 30, 2006 (unaudited)	For the year ended December 31, 2005

From Investment Activities: Operations:
Net investment income (loss)	$(1,087,057)	$(1,434,986)
Net realized gains (losses) on investments	18,638,995	17,843,165
Change in net unrealized appreciation/depreciation on investments	(5,114,731)	(12,586,561)

Change in net assets resulting from operations	12,437,207	3,821,618

Capital Transactions:
Proceeds from shares issued	349,151,605	735,345,734
Cost of shares redeemed	(487,196,077)	(763,217,057)

Change in net assets resulting from capital transactions	(138,044,472)	(27,871,323)

Change in net assets	(125,607,265)	(24,049,705)
Net Assets:
Beginning of period	186,933,995	210,983,700

End of period	$61,326,730	$186,933,995

Accumulated net investment income (loss)	$(1,087,057)	$—

Share Transactions:
Issued	8,417,960	19,907,645
Redeemed	(11,726,966)	(20,937,057)

Change in shares	(3,309,006)	(1,029,412)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$38.80		$36.08	$31.35	$23.34	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.30)		(0.38)	(0.44)	(0.37)	(0.21)
Net realized and unrealized gains (losses) on investments	2.13		3.10	6.57	8.38	(6.45)

Total income (loss) from investment activities	1.83		2.72	6.13	8.01	(6.66)

Distributions to Shareholders From:
Net realized gains on investments	—		—	(1.40)	—	—

Net Asset Value, End of Period	$40.63		$38.80	$36.08	$31.35	$23.34

Total Return	4.72	% (c)	7.54%	19.80%	34.32%	(22.20	)% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.89%		1.85%	1.90%	2.00%	2.20%
Net expenses (d)	1.88%		1.85%	1.90%	1.98%	1.98%
Net investment income (loss) (d)	(1.45)%		(1.03)%	(1.32)%	(1.36)%	(1.34)%
Supplemental Data:
Net assets, end of period (000’s)	$61,327		$186,934	$210,984	$153,401	$23,968
Portfolio turnover rate (e)	328	% (c)	585%	979%	785%	1,260	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%

Total Exposure	98%
“Market Exposure” excludes any short-term investments and cash equivalents.
ProFunds Asia 30 - Sector Composition
% of Index

Communications	34.69%
Energy	23.98%
Technology	12.22%
Basic Materials	10.15%
Financial	7.80%
Industrial	6.62%
Utilities	3.08%
Consumer, Non-cyclical	1.46%

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (97.7%)
	Shares	Value

AU Optronics Corp. (Electronics)	119,505	$1,701,751
Baidu.com, Inc. * (Internet)	26,040	2,149,081
BHP Billiton, Ltd. (Mining)	128,340	5,527,604
China Medical Technologies, Inc. * (Health Care products)	59,055	1,181,100
China Mobile (Hong Kong), Ltd. (Telecommunications)	267,375	7,649,599
China Petroleum and Chemical Corp. (Oil & Gas)	73,470	4,205,422
Chunghwa Telecom Co., Ltd. (Telecommunications)	123,225	2,275,966
CNOOC, Ltd. (Oil & Gas)	40,920	3,289,150
Ctrip.com International, Ltd. (Internet)	33,015	1,685,416
Flextronics International, Ltd. * (Electronics)	159,960	1,698,775
Focus Media Holding, Ltd. * (Advertising)	24,180	1,575,569
HDFC Bank, Ltd. (Banks)	30,690	1,674,140
Icici Bank, Ltd. (Banks)	75,795	1,792,552
Infosys Technologies, Ltd. (Software)	33,945	2,593,737
Kookmin Bank (Banks)	34,410	2,858,094
Korea Electric Power Corp. (Electric)	131,595	2,495,041
KT Corp. (Telecommunications)	95,325	2,044,721
LG. Philips LCD Co., Ltd. * (Electronics)	108,810	1,971,638
Netease.com, Inc. * (Internet)	75,795	1,692,502
PetroChina Company, Ltd. (Oil & Gas)	110,670	11,949,039
POSCO (Iron/Steel)	40,455	2,706,440
Rediff.com India, Ltd. * (Internet)	77,190	1,142,412
Satyam Computer Services, Ltd. (Software)	49,755	1,648,881
Shanda Interactive Entertainment, Ltd. * (Internet)	122,760	1,590,970
Sify, Ltd. * (Internet)	125,085	1,248,348
SINA Corp. * (Internet)	55,800	1,393,884
SK Telecom Co., Ltd. (Telecommunications)	95,790	2,243,402
Sohu.com, Inc. * (Internet)	55,800	1,439,082
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	409,665	3,760,725
United Microelectronics Corp. (Semiconductors)	614,265	1,910,364

TOTAL COMMON STOCKS (Cost $57,542,881)		81,095,405

Repurchase agreements (1.0%)
	Principal Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $825,339 (Collateralized by $820,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $842,386)	$825,000	$825,000

TOTAL REPURCHASE AGREEMENTS
(Cost $825,000)		825,000

TOTAL INVESTMENT SECURITIES
(Cost $58,367,881)—98.7%		81,920,405
Net other assets (liabilities)—1.3%		1,069,513

NET ASSETS—100.0%		$82,989,918

_________________
As of 6/30/06, all securities in this portfolio were traded on U.S.Exchanges.
*	Non-income producing security

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	1.9%
Banks	7.6%
Electric	3.0%
Electronics	6.5%
Health Care Products	1.4%
Internet	14.9%
Iron/Steel	3.3%
Mining	6.7%
Oil & Gas	23.4%
Semiconductors	6.8%
Software	5.1%
Telecommunications	17.1%
Other **	2.3%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2006

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2006:

Australia	6.7%
China	34.3%
Hong Kong	13.2%
India	10.0%
Korea	17.3%
Singapore	2.0%
Taiwan	14.2%
United States **	2.3%
__________________
**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $57,542,881)	$81,095,405
Repurchase agreements, at cost	825,000

Total Investment Securities	81,920,405
Cash	438
Dividends and interest receivable	223,959
Receivable for capital shares issued	1,003,564
Prepaid expenses	1,095

Total Assets	83,149,461

Liabilities:
Payable for capital shares redeemed	72
Advisory fees payable	49,672
Management services fees payable	6,623
Administration fees payable	2,110
Administrative services fees payable	8,937
Distribution fees payable	19,532
Trustee fees payable	8
Transfer agency fees payable	2,136
Fund accounting fees payable	3,018
Compliance services fees payable	857
Other accrued expenses	66,578

Total Liabilities	159,543

Net Assets	$82,989,918

Net Assets consist of:
Capital	$66,247,529
Accumulated net investment income (loss)	608,461
Accumulated net realized gains (losses)
on investments	(7,418,596)
Net unrealized appreciation (depreciation)
on investments	23,552,524

Net Assets	$82,989,918

Shares of Beneficial Interest Outstanding (unlimited
number of shares authorized, no par value)	1,670,238

Net Asset Value (offering and redemption price
per share)	$49.69

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$1,092,766
Interest	25,448
Foreign tax withholding	(40,152)

Total Investment Income	1,078,062

Expenses:
Advisory fees	372,729
Management services fees	74,546
Administration fees	14,224
Transfer agency fees	19,893
Administrative services fees	210,874
Distribution fees	124,243
Custody fees	29,596
Fund accounting fees	30,983
Trustee fees	755
Compliance services fees	1,704
Other fees	32,227

Total Gross Expenses before reductions	911,774
Less Fees paid indirectly	(6,418)
Less Expenses reduced by the Advisor	(8,235)

Total Net Expenses	897,121

Net Investment Income (Loss)	180,941

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment
securities	1,091,578
Net realized gains (losses) on futures contracts	(30,356)
Change in net unrealized appreciation/depreciation
on investments	7,013,831

Net Realized and Unrealized Gains (Losses) on Investments	8,075,053

Change in Net Assets Resulting from Operations	$8,255,994

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30
Statements of Changes in Net Assets
	For the six months ended June 30, 2006 (unaudited)	For the year ended December 31, 2005

From Investment Activities:
Operations:
Net investment income (loss)	$180,941	$456,054
Net realized gains (losses) on investments	1,061,222	(369,526)
Change in net unrealized appreciation/depreciation on investments	7,013,831	6,711,953

Change in net assets resulting from operations	8,255,994	6,798,481

Distributions to Shareholders From:
Net investment income	—	(139,525)

Change in net assets resulting from distributions	—	(139,525)

Capital Transactions:
Proceeds from shares issued	138,106,543	167,904,533
Dividends reinvested	—	139,525
Cost of shares redeemed	(136,836,561)	(142,784,562)

Change in net assets resulting from capital transactions	1,269,982	25,259,496

Change in net assets	9,525,976	31,918,452
Net Assets:
Beginning of period	73,463,942	41,545,490

End of period	$82,989,918	$73,463,942

Accumulated net investment income (loss)	$608,461	$427,520

Share Transactions:
Issued	2,777,466	4,141,470
Reinvested	—	3,212
Redeemed	(2,759,288)	(3,606,483)

Change in shares	18,178	538,199

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$44.47		$37.30	$38.76	$23.51	$30.00

Investment Activities:
Net investment income (loss) (b)	0.09		0.40	0.11	0.17	0.06
Net realized and unrealized gains (losses) on investments	5.13		6.87	(0.38)	15.09	(6.55)

Total income (loss) from investment activities	5.22		7.27	(0.27)	15.26)	(6.49)

Distributions to Shareholders From:
Net investments income	—		(0.10)	(0.12)	(0.01)	—
Net realized gains on investments	—		—	(1.07)	—	—

Total distributions	—		(0.10)	(1.19)	(0.01)	—

Net Asset Value, End of Period	$49.69		$44.47	$37.30	$38.76	$23.51

Total Return	11.74	% (c)	19.51%	(0.54)%	64.92%	(21.63	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.83%		1.82%	1.86%	1.93%	2.03%
Net expenses (d)	1.80%		1.82%	1.86%	1.93%	1.98%
Net investment income (loss) (d)	0.36%		0.97%	0.29%	0.54%	0.35%

Supplemental Data:
Net assets, end of period (000’s)	$82,990		$73,464	$41,545	$49,138	$18,576
Portfolio turnover rate (e)	138	% (c)	256%	473%	831%	1,321	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective:The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%
“Market Exposure” excludes any short-term investments and cash equivalents.
ProFunds Europe 30 - Sector Composition
% of Index

Consumer, Non-cyclical	31.37%
Energy	17.15%
Communications	12.88%
Financial	12.41%
Basic Materials	9.10%
Technology	6.55%
Industrial	6.00%
Consumer, Cyclical	4.54%

PROFUNDS VP ProFund VP Europe 30 (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (98.5%)
	Shares	Value

Alcatel SA * (Telecommunications)	160,776	$2,027,385
Alcon, Inc. (Healthcare-Products)	25,056	2,469,269
Anglo American PLC (Mining)	114,840	2,347,330
ASM Lithography Holding NV * (Semiconductors)	92,916	1,878,762
AstraZeneca PLC (Pharmaceuticals)	70,992	4,246,741
Autoliv, Inc. (Auto Parts & Equipment)	33,408	1,889,891
BP Amoco PLC (Oil & Gas)	104,400	7,267,285
Business Objects SA * (Software)	57,420	1,561,824
DaimlerChrysler AG (Auto Manufacturers)	56,376	2,782,719
Diageo PLC (Beverages)	42,804	2,891,410
Elan Corp. PLC * (Pharmaceuticals)	133,632	2,231,654
GlaxoSmithKline PLC (Pharmaceuticals)	101,268	5,650,754
HSBC Holdings PLC (Banks)	73,080	6,456,618
Koninklijke (Royal) Phillips Electronics NV (Electronics)	84,564	2,633,323
Mittal Steel Co. NV—Class A (Iron/Steel)	61,596	1,879,294
Nokia OYJ (Telecommunications)	174,348	3,532,291
Novartis AG (Pharmaceuticals)	97,092	5,235,201
Rio Tinto PLC (Mining)	13,572	2,846,184
Royal Dutch Shell PLC—Class A (Oil & Gas)	73,080	4,894,898
Sanofi-Aventis (Pharmaceuticals)	103,356	5,033,437
SAP AG (Software)	62,640	3,289,853
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	42,804	1,893,221
Siemens AG (Miscellaneous Manufacturing)	40,716	3,534,963
Telefonaktiebolaget LM Ericsson (Telecommunications)	89,784	2,966,463
Tenaris SA (Iron/Steel)	56,376	2,282,664
Total Fina SA (Oil & Gas)	83,520	5,472,230
UBS AG (Banks)	40,716	4,466,545
Unilever NV (Food)	115,884	2,613,184
Vodafone Group PLC (Telecommunications)	221,328	4,714,287
Willis Group Holdings, Ltd. (Insurance)	57,420	1,843,182

TOTAL COMMON STOCKS
(Cost $72,407,129)		102,832,862

Repurchase Agreements (1.9%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $1,959,805 (Collateralized by $1,965,000 Federal Home Loan Bank, 5.375%, 2/15/07, market value $2,001,463)	$1,959,000	1,959,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,959,000)		1,959,000

TOTAL INVESTMENT SECURITIES
(Cost $74,366,129)—100.4%		104,791,862
Net other assets (liabilities)—(0.4)%		(380,124)

NET ASSETS—100.0%		$104,411,738

As of 6/30/06, all securities in this portfolio were traded on U.S. Exchanges.
* Non-income producing security

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $1,599,375)	25	$15,944

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Auto Manufacturers		2.7%
Auto Parts & Equipment		1.8%
Banks		10.5%
Beverages		2.8%
Electronics		2.5%

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2006
(unaudited)

Food	2.5%
Healthcare-Products	2.4%
Insurance	1.8%
Iron/Steel	4.0%
Mining	5.0%
Miscellaneous Manufacturing	3.4%
Oil & Gas	16.8%
Pharmaceuticals	23.2%
Semiconductors	1.8%
Software	4.6%
Telecommunications	12.7%
Other **	1.5%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2006:

Finland	3.4%
France	13.5%
Germany	9.3%
Ireland	2.1%
Luxembourg	2.2%
Netherlands	8.6%
Sweden	4.7%
Switzerland	11.7%
United Kingdom	43.0%
United States **	1.5%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Europe 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (Cost $72,407,129)	$102,832,862
Repurchase agreements, at cost	1,959,000

Total Investment Securities	104,791,862
Cash	4,014
Segregated cash balances with brokers for futures contracts	94,438
Dividends and interest receivable	384,863
Receivable for capital shares issued	1,155,924
Prepaid expenses	1,651

Total Assets	106,432,752

Liabilities:
Payable for investments purchased	1,280,746
Payable for capital shares redeemed	513,987
Variation margin on futures contracts	3,438
Advisory fees payable	63,568
Management services fees payable	8,476
Administration fees payable	2,698
Administrative services fees payable	33,246
Distribution fees payable	40,283
Trustee fees payable	10
Transfer agency fees payable	2,733
Fund accounting fees payable	3,857
Compliance services fees payable	1,135
Other accrued expenses	66,837

Total Liabilities	2,021,014

Net Assets	$104,411,738

Net Assets consist of:
Capital	$102,740,947
Accumulated net investment income (loss)	2,333,545
Accumulated net realized gains (losses) on investments	(31,104,431)
Net unrealized appreciation (depreciation) on investments	30,441,677

Net Assets	$104,411,738

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,507,331

Net Asset Value (offering and redemption price per share)	$29.77

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$3,171,552
Interest	32,599
Foreign tax withholding	(194,556)

Total Investment Income	3,009,595

Expenses:
Advisory fees	504,491
Management services fees	100,899
Administration fees	18,581
Transfer agency fees	24,730
Administrative services fees	263,327
Distribution fees	168,164
Custody fees	14,203
Fund accounting fees	38,444
Trustee fees	941
Compliance services fees	2,074
Other fees	43,043

Total Gross Expenses before reductions	1,178,897
Less Expenses reduced by the Advisor	(10,221)

Total Net Expenses	1,168,676

Net Investment Income (Loss)	1,840,919

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,298,745
Net realized gains (losses) on futures contracts	(77,401)
Change in net unrealized appreciation/depreciation on investments	1,585,852

Net Realized and Unrealized Gains (Losses) on Investments	5,807,196

Change in Net Assets Resulting from Operations	$7,648,115

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,840,919	$492,626
Net realized gains (losses) on investments	4,221,344	9,377,260
Change in net unrealized appreciation/depreciation on investments	1,585,852	(4,494,970)

Change in net assets resulting from operations	7,648,115	5,374,916

Distributions to Shareholders From:
Net investment income	—	(152,267)
Net realized gains on investments	—	(11,054,508)

Change in net assets resulting from distributions	—	(11,206,775)

Capital Transactions:
Proceeds from shares issued	151,844,864	315,882,039
Dividends reinvested	—	11,206,775
Cost of shares redeemed	(175,550,552)	(341,395,694)

Change in net assets resulting from capital transactions	(23,705,688)	(14,306,880)

Change in net assets	(16,057,573)	(20,138,739)
Net Assets:
Beginning of period	120,469,311	140,608,050

End of period	$104,411,738	$120,469,311

Accumulated net investment income (loss)	$2,333,545	$492,626

Share Transactions:
Issued	5,084,014	11,336,131
Reinvested	—	404,431
Redeemed	(5,885,869)	(12,402,581)

Change in shares	(801,855)	(662,019)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001

Net Asset Value, Beginning of Period	$27.96		$28.28	$24.96	$18.01	$24.26	$31.98

Investment Activities:
Net investment income (loss) (a)	0.41		0.13	0.03	0.05	0.07	(0.04)
Net realized and unrealized gains (losses) on investments	1.40		2.14	3.53	6.92	(6.32)	(7.68)

Total income (loss) from investment activities	1.81		2.27	3.56	6.97	(6.25)	(7.72)

Distributions to Shareholders From:
Net investment income	—		(0.04)	(0.03)	(0.02)	—	—
Net realized gains on investments	—		(2.55)	(0.21)	—	—	—

Total distributions	—		(2.59)	(0.24)	(0.02)	—	—

Net Asset Value, End of Period	$29.77		$27.96	$28.28	$24.96	$18.01	$24.26

Total Return	6.47	% (b)	8.09%	14.32%	38.73%	(25.76)%	(24.14)%

Ratios to Average Net Assets:
Gross expenses (c)	1.75%		1.76%	1.78%	1.91%	2.03%	1.89%
Net expenses (c)	1.74%		1.76%	1.78%	1.91%	1.98%	1.89%
Net investment income (loss) (c)	2.74%		0.45%	0.12%	0.25%	0.33%	(0.14)%

Supplemental Data:
Net assets, end of period (000’s)	$104,412		$120,469	$140,608	$142,019	$33,119	$52,253
Portfolio turnover rate (d)	118	% (b)	230%	319%	376%	1,280%	1,002%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	100%
Options	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Nikkei 225 - Sector Composition
% of Index

Industrial	26.80%
Consumer, Cyclical	23.03%
Consumer, Non-cyclical	15.79%
Financial	9.70%
Technology	9.56%
Communications	7.44%
Basic Materials	6.11%
Energy	1.10%
Utilities	0.47%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	June 30, 2006
(unaudited)

U.S. Government Agency Obligations (72.4%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.65%, 7/3/06	$10,381,000	$ 10,378,318
Federal Farm Credit Bank, 4.65%, 7/3/06	10,381,000	10,378,318
Federal Home Loan Bank, 4.65%, 7/3/06	10,381,000	10,378,318
Federal Home Loan Mortgage Corp., 4.65%, 7/3/06	10,381,000	10,378,318

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,513,273)		41,513,272

Repurchase Agreements (18.1%)
UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $10,381,263 (Collateralized by $10,865,000 Federal Home Loan Bank, 4.00%, 7/30/09, market value $10,589,047)	10,377,000	10,377,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,377,000)		10,377,000

Options Purchased( NM)
	Contracts

Nikkei 225 Futures Put Option 9000 expiring September 2006	100	2,357

TOTAL OPTIONS PURCHASED
(Cost $2,900)		2,357

TOTAL INVESTMENT SECURITIES
(Cost $51,893,173)—90.5%		51,892,629
Net other assets (liabilities)—9.5%		5,421,984

NET ASSETS—100.0%		$57,314,613

____________
NM Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring September 2006 (Underlying face amount at value $57,068,500)	734	$143,297

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan
 (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $41,516,173)	$41,515,629
Repurchase agreements, at cost	10,377,000

Total Investment Securities	51,892,629
Segregated cash balances with brokers for futures contracts	3,377,631
Interest receivable	1,421
Receivable for capital shares issued	1,946,569
Variation margin on futures contracts	196,180
Prepaid expenses	1,014

Total Assets	57,415,444

Liabilities:
Cash overdraft	25,212
Payable for capital shares redeemed	2
Advisory fees payable	35,667
Management services fees payable	4,756
Administration fees payable	1,521
Administrative services fees payable	4,002
Distribution fees payable	11,901
Trustee fees payable	6
Transfer agency fees payable	1,535
Fund accounting fees payable	2,154
Compliance services fees payable	709
Other accrued expenses	13,366

Total Liabilities	100,831

Net Assets	$57,314,613

Net Assets consist of:
Capital	$44,744,083
Accumulated net investment income (loss)	1,943,660
Accumulated net realized gains (losses) on investments	10,484,117
Net unrealized appreciation (depreciation) on investments	142,753

Net Assets	$57,314,613

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,493,278

Net Asset Value (offering and redemption price per share)	$38.38

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$2,179,237

Expenses:
Advisory fees	367,644
Management services fees	73,529
Administration fees	12,063
Transfer agency fees	10,350
Administrative services fees	225,314
Distribution fees	122,548
Custody fees	13,764
Fund accounting fees	15,899
Trustee fees	403
Compliance services fees	772
Other fees	15,986

Total Gross Expenses before reductions	858,272
Less Expenses reduced by the Advisor	(6,606)

Total Net Expenses	851,666

Net Investment Income (Loss)	1,327,571

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,108,780)
Net realized gains (losses) on futures contracts	2,512,247
Change in net unrealized appreciation/depreciation on investments	(4,539,876)

Net Realized and Unrealized Gains (Losses) on Investments	(7,136,409)

Change in Net Assets Resulting from Operations	$(5,808,838)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,327,571	$616,089
Net realized gains (losses) on investments	(2,596,533)	17,976,984
Change in net unrealized appreciation (depreciation) on investments	(4,539,876)	3,159,382

Change in net assets resulting from operations	(5,808,838)	21,752,455

Capital Transactions:
Proceeds from shares issued	121,726,250	192,905,208
Cost of shares redeemed	(187,757,840)	(113,161,837)

Change in net assets resulting from capital transactions	(66,031,590)	79,743,371

Change in net assets	(71,840,428)	101,495,826
Net Assets:
Beginning of period	129,155,041	27,659,215

End of period	$57,314,613	$129,155,041

Accumulated net investment income (loss)	$1,943,660	$616,089

Share Transactions:
Issued	3,033,815	6,132,854
Redeemed	(4,839,570)	(3,835,346)

Change in shares	(1,805,755)	2,297,508

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$39.15		$27.62	$27.84	$21.96	$30.00

Investment Activities:
Net investment income (loss) (b)	0.54		0.49	(0.21)	(0.28)	(0.14)
Net realized and unrealized gains (losses) on investments	(1.31)		11.04	2.20	6.16	(7.90)

Total income (loss) from investment activities	(0.77)		11.53	1.99	5.88	(8.04)

Distributions to Shareholders From:
Net realized gains on investments	—		—	(2.21)	—	—

Net Asset Value, End of Period	$38.38		$39.15	$27.62	$27.84	$21.96

Total Return	(1.99	)% (c)	41.78%	7.56%	26.78%	(26.80	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.75%		1.83%	1.85%	1.95%	2.06%
Net expenses (d)	1.74%		1.83%	1.85%	1.95%	1.98%
Net investment income (loss) (d)	2.71%		1.52%	(0.72)%	(1.12)%	(0.85)%

Supplemental Data:
Net assets, end of period (000’s)	$57,315		$129,155	$27,659	$25,188	$3,072
Portfolio turnover rate (e)	—	(c)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective:The ProFund VP UltraBull seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P 500 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	85%
Futures Contracts	65%
Swap Agreements	50%

Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500 - Sector Composition
% of Index

Financial	21.36%
Consumer, Non-cyclical	20.48%
Industrial	11.73%
Communications	11.22%
Energy	10.20%
Technology	10.16%
Consumer, Cyclical	8.44%
Utilities	3.38%
Basic Materials	3.03%

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (84.8%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	3,973	$320,899
Abbott Laboratories (Pharmaceuticals)	8,091	352,849
ACE, Ltd. (Insurance)	1,711	86,559
ADC Telecommunications, Inc. * (Telecommunications)	609	10,268
Adobe Systems, Inc. * (Software)	3,161	95,968
Advanced Micro Devices, Inc. * (Semiconductors)	2,494	60,903
Aetna, Inc. (Healthcare-Services)	2,987	119,271
Affiliated Computer Services, Inc.—Class A * (Computers)	609	31,430
AFLAC, Inc. (Insurance)	2,610	120,974
Agilent Technologies, Inc. * (Electronics)	2,175	68,644
Air Products & Chemicals, Inc. (Chemicals)	1,160	74,147
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	406	19,780
Alcoa, Inc. (Mining)	4,553	147,335
Allegheny Energy, Inc. * (Electric)	870	32,251
Allegheny Technologies, Inc. (Iron/Steel)	435	30,119
Allergan, Inc. (Pharmaceuticals)	783	83,985
Allied Waste Industries, Inc. * (Environmental Control)	1,276	14,495
Allstate Corp. (Insurance)	3,364	184,112
Alltel Corp. (Telecommunications)	2,030	129,575
Altera Corp. * (Semiconductors)	1,856	32,573
Altria Group, Inc. (Agriculture)	11,049	811,328
Amazon.com, Inc. * (Internet)	1,595	61,695
Ambac Financial Group, Inc. (Insurance)	551	44,686
Ameren Corp. (Electric)	1,102	55,651
American Electric Power, Inc. (Electric)	2,088	71,514
American Express Co. (Diversified Financial Services)	6,496	345,717
American International Group, Inc. (Insurance)	13,688	808,276
American Power Conversion Corp. (Electrical Components & Equipment)	870	16,956
American Standard Cos. (Building Materials)	928	40,155
Ameriprise Financial, Inc. (Diversified Financial Services)	1,305	58,294
AmerisourceBergen Corp. (Pharmaceuticals)	1,102	46,196
Amgen, Inc. * (Biotechnology)	6,293	410,492
AmSouth Bancorp (Banks)	1,827	48,324
Anadarko Petroleum Corp. (Oil & Gas)	2,320	110,641
Analog Devices, Inc. (Semiconductors)	1,885	60,584
Andrew Corp. * (Telecommunications)	841	7,451
Anheuser-Busch Cos., Inc. (Beverages)	4,089	186,418
AON Corp. (Insurance)	1,624	56,548
Apache Corp. (Oil & Gas)	1,682	114,797
Apartment Investment and Management Co.—Class A ( REIT)	522	22,681
Apollo Group, Inc.—Class A * (Commercial Services)	725	37,461
Apple Computer, Inc. * (Computers)	4,408	251,785
Applera Corp.—Applied Biosystems Group (Electronics)	986	31,897
Applied Materials, Inc. (Semiconductors)	8,149	132,666
Archer-Daniels-Midland Co. (Agriculture)	3,422	141,260
Archstone-Smith Trust ( REIT)	1,131	57,534
Ashland, Inc. (Chemicals)	377	25,146
AT&T, Inc. (Telecommunications)	20,329	566,976
Autodesk, Inc. * (Software)	1,189	40,973
Automatic Data Processing, Inc. (Software)	3,045	138,091
AutoNation, Inc. * (Retail)	783	16,788
AutoZone, Inc. * (Retail)	290	25,578
Avaya, Inc. * (Telecommunications)	2,146	24,507
Avery Dennison Corp. (Household Products/Wares)	551	31,991
Avon Products, Inc. (Cosmetics/Personal Care)	2,407	74,617
Baker Hughes, Inc. (Oil & Gas Services)	1,711	140,045
Ball Corp. (Packaging & Containers)	551	20,409
Bank of America Corp. (Banks)	23,722	1,141,027
Bank of New York Co., Inc. (Banks)	4,031	129,798
Bard (C.R.), Inc. (Healthcare-Products)	551	40,366
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	551	26,277
Bausch & Lomb, Inc. (Healthcare-Products)	290	14,222
Baxter International, Inc. (Healthcare-Products)	3,422	125,793
BB&T Corp. (Banks)	2,871	119,405
Bear Stearns Cos., Inc. (Diversified Financial Services)	609	85,309
Becton, Dickinson & Co. (Healthcare-Products)	1,305	79,775
Bed Bath & Beyond, Inc. * (Retail)	1,450	48,097
BellSouth Corp. (Telecommunications)	9,483	343,285
Bemis Co., Inc. (Packaging & Containers)	551	16,872

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Best Buy Co., Inc. (Retail)	2,146	$117,687
Big Lots, Inc. * (Retail)	580	9,906
Biogen Idec, Inc. * (Biotechnology)	1,827	84,645
Biomet, Inc. (Healthcare-Products)	1,305	40,833
BJ Services Co. (Oil & Gas Services)	1,624	60,510
Black & Decker Corp. (Hand/Machine Tools)	377	31,841
BMC Software, Inc. * (Software)	1,102	26,338
Boeing Co. (Aerospace/Defense)	4,118	337,305
Boston Properties, Inc. ( REIT)	493	44,567
Boston Scientific Corp. * (Healthcare-Products)	6,322	106,462
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,295	266,229
Broadcom Corp.—Class A * (Semiconductors)	2,320	69,716
Brown-Forman Corp. (Beverages)	435	31,185
Brunswick Corp. (Leisure Time)	493	16,392
Burlington Northern Santa Fe Corp. (Transportation)	1,827	144,790
CA, Inc. (Software)	2,378	48,868
Campbell Soup Co. (Food)	986	36,590
Capital One Financial Corp. (Diversified Financial Services)	1,595	136,293
Cardinal Health, Inc. (Pharmaceuticals)	2,262	145,514
Caremark Rx, Inc. (Pharmaceuticals)	2,349	117,145
Carnival Corp. (Leisure Time)	2,291	95,626
Caterpillar, Inc. (Machinery-Construction & Mining)	3,393	252,711
CBS Corp.—Class B (Media)	4,060	109,823
Cendant Corp. (Commercial Services)	5,278	85,978
CenterPoint Energy, Inc. (Electric)	1,624	20,300
Centex Corp. (Home Builders)	609	30,633
CenturyTel, Inc. (Telecommunications)	609	22,624
Chesapeake Energy Corp. (Oil & Gas)	1,972	59,653
ChevronTexaco Corp. (Oil & Gas)	11,513	714,497
Chubb Corp. (Insurance)	2,146	107,085
CIENA Corp. * (Telecommunications)	2,958	14,228
CIGNA Corp. (Insurance)	638	62,849
Cincinnati Financial Corp. (Insurance)	928	43,625
Cintas Corp. (Textiles)	725	28,826
Circuit City Stores, Inc. (Retail)	754	20,524
Cisco Systems, Inc. * (Telecommunications)	31,610	617,342
CIT Group, Inc. (Diversified Financial Services)	1,015	53,074
Citigroup, Inc. (Diversified Financial Services)	26,071	1,257,664
Citizens Communications Co. (Telecommunications)	1,711	22,329
Citrix Systems, Inc. * (Software)	928	37,250
Clear Channel Communications, Inc. (Media)	2,668	82,575
Clorox Co. (Household Products/Wares)	812	49,508
CMS Energy Corp. * (Electric)	1,160	15,010
Coach, Inc. * (Apparel)	1,943	58,096
Coca-Cola Co. (Beverages)	10,875	467,843
Coca-Cola Enterprises, Inc. (Beverages)	1,595	32,490
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,755	165,025
Comcast Corp.—Special Class A * (Media)	11,194	366,492
Comerica, Inc. (Banks)	841	43,724
Commerce Bancorp, Inc. (Banks)	957	34,136
Compass Bancshares, Inc. (Banks)	667	37,085
Computer Sciences Corp. * (Computers)	986	47,762
Compuware Corp. * (Software)	1,943	13,018
Comverse Technology, Inc. * (Telecommunications)	1,044	20,640
ConAgra Foods, Inc. (Food)	2,755	60,913
ConocoPhillips (Oil & Gas)	8,497	556,808
CONSOL Energy, Inc. (Coal)	1,015	47,421
Consolidated Edison, Inc. (Electric)	1,305	57,994
Constellation Brands, Inc. * (Beverages)	1,044	26,100
Constellation Energy Group, Inc. (Electric)	957	52,176
Convergys Corp. * (Commercial Services)	725	14,138
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	493	45,810
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	319	3,554
Corning, Inc. * (Telecommunications)	7,830	189,408
Costco Wholesale Corp. (Retail)	2,465	140,825
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,161	120,371
Coventry Health Care, Inc. * (Healthcare-Services)	870	47,798
CSX Corp. (Transportation)	1,131	79,668
Cummins, Inc. (Machinery-Diversified)	232	28,362
CVS Corp. (Retail)	4,263	130,874
D.R.Horton, Inc. (Home Builders)	1,392	33,157
Danaher Corp. (Miscellaneous Manufacturing)	1,218	78,342
Darden Restaurants, Inc. (Retail)	667	26,280
Dean Foods Co. * (Food)	725	26,963
Deere & Co. (Machinery-Diversified)	1,218	101,691
Dell, Inc. * (Computers)	12,209	298,022
Devon Energy Corp. (Oil & Gas)	2,233	134,896
Dillards, Inc.—Class A (Retail)	319	10,160
Dollar General Corp. (Retail)	1,653	23,109
Dominion Resources, Inc. (Electric)	1,827	136,641
Dover Corp. (Miscellaneous Manufacturing)	1,073	53,038
Dow Jones & Co., Inc. (Media)	319	11,168
DTE Energy Co. (Electric)	957	38,988
Du Pont (Chemicals)	4,843	201,470
Duke Energy Corp. (Electric)	6,438	189,084
Dynegy, Inc.—Class A * (Pipelines)	1,885	10,311
E *TRADE Financial Corp. * (Diversified Financial Services)	2,059	46,986
Eastman Chemical Co. (Chemicals)	435	23,490
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,450	34,481
Eaton Corp. (Miscellaneous Manufacturing)	783	59,038
eBay, Inc. * (Internet)	6,148	180,075
Ecolab, Inc. (Chemicals)	957	38,835
Edison International (Electric)	1,682	65,598
El Paso Corp. (Pipelines)	3,625	54,375
Electronic Arts, Inc. * (Software)	1,595	68,649
Electronic Data Systems Corp. (Computers)	2,726	65,588
Eli Lilly & Co. (Pharmaceuticals)	5,945	328,580
Embarq Corp. * (Telecommunications)	783	32,095
EMC Corp. * (Computers)	12,499	137,114
Emerson Electric Co. (Electrical Components & Equipment)	2,175	182,287
Entergy Corp. (Electric)	1,102	77,967
EOG Resources, Inc. (Oil & Gas)	1,247	86,467
Equifax, Inc. (Commercial Services)	667	22,905
Equity Office Properties Trust ( REIT)	1,943	70,939
Equity Residential Properties Trust ( REIT)	1,537	68,750
Exelon Corp. (Electric)	3,538	201,064
Express Scripts, Inc. * (Pharmaceuticals)	754	54,092
Exxon Mobil Corp. (Oil & Gas)	31,581	1,937,493
Family Dollar Stores, Inc. (Retail)	783	19,129
Fannie Mae (Diversified Financial Services)	5,075	244,108
Federated Department Stores, Inc. (Retail)	2,813	102,956
Federated Investors, Inc.—Class B (Diversified Financial Services)	435	13,703
FedEx Corp. (Transportation)	1,566	183,003
Fifth Third Bancorp (Banks)	2,871	106,083
First Data Corp. (Software)	4,002	180,250
First Horizon National Corp. (Banks)	638	25,648
First Energy Corp. (Electric)	1,740	94,325
Fiserv, Inc. * (Software)	928	42,094
Fisher Scientific International, Inc. * (Electronics)	667	48,724
Fluor Corp. (Engineering & Construction)	435	40,425
Ford Motor Co. (Auto Manufacturers)	9,773	67,727
Forest Laboratories, Inc. * (Pharmaceuticals)	1,682	65,077
Fortune Brands, Inc. (Household Products/Wares)	754	53,542
FPL Group, Inc. (Electric)	2,146	88,801
Franklin Resources, Inc. (Diversified Financial Services)	783	67,972

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Freddie Mac (Diversified Financial Services)	3,683	$209,968
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	928	51,420
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	2,059	60,535
Gannett Co., Inc. (Media)	1,247	69,745
Gateway, Inc. * (Computers)	1,392	2,645
General Dynamics Corp. (Aerospace/Defense)	2,117	138,579
General Electric Co. (Miscellaneous Manufacturing)	55,187	1,818,964
General Mills, Inc. (Food)	1,914	98,877
General Motors Corp. (Auto Manufacturers)	2,987	88,982
Genuine Parts Co. (Distribution/Wholesale)	928	38,661
Genworth Financial, Inc.—Class A (Diversified Financial Services)	1,885	65,673
Genzyme Corp. * (Biotechnology)	1,334	81,441
Gilead Sciences, Inc. * (Pharmaceuticals)	2,349	138,967
Golden West Financial Corp. (Savings & Loans)	1,334	98,983
Goodrich Corp. (Aerospace/Defense)	638	25,705
Google, Inc.—Class A * (Internet)	1,073	449,941
H & R Block, Inc. (Commercial Services)	1,740	41,516
Halliburton Co. (Oil & Gas Services)	2,639	195,840
Harley-Davidson, Inc. (Leisure Time)	1,421	77,999
Harman International Industries, Inc. (Home Furnishings)	348	29,709
Harrah’s Entertainment, Inc. (Lodging)	957	68,119
Hartford Financial Services Group, Inc. (Insurance)	1,595	134,937
Hasbro, Inc. (Toys/Games/Hobbies)	928	16,806
HCA, Inc. (Healthcare-Services)	2,146	92,600
Health Management Associates, Inc.—Class A (Healthcare-Services)	1,247	24,578
Heinz (H.J.) Co. (Food)	1,769	72,918
Hercules, Inc. * (Chemicals)	580	8,851
Hess Corp. (Oil & Gas)	1,247	65,904
Hewlett-Packard Co. (Computers)	14,094	446,498
Hilton Hotels Corp. (Lodging)	1,682	47,567
Home Depot, Inc. (Retail)	10,846	388,177
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,321	174,136
Hospira, Inc. * (Pharmaceuticals)	812	34,867
Humana, Inc. * (Healthcare-Services)	870	46,719
Huntington Bancshares, Inc. (Banks)	1,276	30,088
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,146	101,935
IMS Health, Inc. (Software)	1,073	28,810
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	1,682	71,956
Intel Corp. (Semiconductors)(Computers)	30,392	575,927
International Business Machines Corp.	8,178	628,235
International Flavors & Fragrances, Inc. (Chemicals)	406	14,307
International Game Technology (Entertainment)	1,769	67,116
International Paper Co. (Forest Products & Paper)	2,581	83,365
Interpublic Group of Cos., Inc. * (Advertising)	2,349	19,614
Intuit, Inc. * (Software)	870	52,539
ITT Industries, Inc. (Miscellaneous Manufacturing)	986	48,807
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,218	82,227
J.P. Morgan Chase & Co. (Diversified FinancialServices)	18,270	767,340
Jabil Circuit, Inc. (Electronics)	899	23,014
Janus Capital Group, Inc. (Diversified Financial Services)	1,073	19,207
JDS Uniphase Corp. * (Telecommunications)	8,613	21,791
Johnson & Johnson (Healthcare-Products)	15,747	943,560
Johnson Controls, Inc. (Auto Parts & Equipment)	1,015	83,453
Jones Apparel Group, Inc. (Apparel)	609	19,360
Juniper Networks, Inc. * (Telecommunications)	2,900	46,371
KB Home (Home Builders)	377	17,285
Kellogg Co. (Food)	1,276	61,797
Kerr-McGee Corp. (Oil & Gas)	1,160	80,446
KeyCorp (Banks)	2,117	75,535
KeySpan Corp. (Gas)	928	37,491
Kimberly-Clark Corp. (Household Products/Wares)	2,436	150,300
Kimco Realty Corp. ( REIT)	1,102	40,212
Kinder Morgan, Inc. (Pipelines)	551	55,039
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,276	21,692
KLA-Tencor Corp. (Semiconductors)	1,015	42,194
Kohls Corp. (Retail)	1,769	104,583
Kroger Co. * (Food)	3,857	84,314
L-3 Communications Holdings, Inc. (Aerospace/Defense)	638	48,118
Laboratory Corp. of America Holdings * (Healthcare-Services)	667	41,507
Legg Mason, Inc. (Diversified Financial Services)	667	66,380
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	928	23,181
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,726	177,599
Lennar Corp.—Class A (Home Builders)	725	32,168
Lexmark International, Inc.—Class A * (Computers)	551	30,762
Limited, Inc. (Retail)	1,798	46,011
Lincoln National Corp. (Insurance)	1,508	85,112
Linear Technology Corp. (Semiconductors)	1,595	53,417
Liz Claiborne, Inc. (Apparel)	551	20,420
Lockheed Martin Corp. (Aerospace/Defense)	1,856	133,149
Loews Corp. (Insurance)	2,088	74,020
Louisiana-Pacific Corp. (Forest Products & Paper)	551	12,067
Lowe’s Cos., Inc. (Retail)	4,089	248,080
LSI Logic Corp. * (Semiconductors)	2,059	18,428
Lucent Technologies, Inc. * (Telecommunications)	22,736	55,021
M&T Bank Corp. (Banks)	406	47,876
Manor Care, Inc. (Healthcare-Services)	406	19,050
Marathon Oil Corp. (Oil & Gas)	1,856	154,605
Marriott International, Inc.—Class A (Lodging)	1,711	65,223
Marsh & McLennan Cos., Inc. (Insurance)	2,900	77,981
Marshall & Ilsley Corp. (Banks)	1,189	54,385
Masco Corp. (Building Materials)	2,059	61,028
Mattel, Inc. (Toys/Games/Hobbies)	2,030	33,515
Maxim Integrated Products, Inc. (Semiconductors)	1,653	53,078
MBIA, Inc. (Insurance)	696	40,751
McCormick & Co., Inc. (Food)	696	23,351
McDonald’s Corp. (Retail)	6,554	220,214
McGraw-Hill Cos., Inc. (Media)	1,885	94,684
McKesson Corp. (Commercial Services)	1,595	75,412
MeadWestvaco Corp. (Forest Products & Paper)	928	25,919
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,595	91,362
MedImmune, Inc. * (Biotechnology)	1,276	34,580
Medtronic, Inc. (Healthcare-Products)	6,438	302,071
Mellon Financial Corp. (Banks)	2,146	73,887
Merck & Co., Inc. (Pharmaceuticals)	11,368	414,136
Meredith Corp. (Media)	232	11,493
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,104	355,034
MetLife, Inc. (Insurance)	3,944	201,972
MGIC Investment Corp. (Insurance)	464	30,160
Micron Technology, Inc. * (Semiconductors)	4,106	61,836
Microsoft Corp. (Software)	46,458	1,082,471
Millipore Corp. * (Biotechnology)	290	18,267
Molex, Inc. (Electrical Components & Equipment)	725	24,338
Molson Coors Brewing Co.—Class B (Beverages)	290	19,685
Monsanto Co. (Agriculture)	1,421	119,634
Monster Worldwide, Inc. * (Internet)	638	27,217
Moody’s Corp. (Commercial Services)	1,276	69,491
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,539	350,120
Motorola, Inc. (Telecommunications)	13,079	263,542

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Murphy Oil Corp. (Oil & Gas)	870	$48,598
Mylan Laboratories, Inc. (Pharmaceuticals)	1,102	22,040
Nabors Industries, Ltd. * (Oil & Gas)	1,595	53,895
National City Corp. (Banks)	2,842	102,852
National Semiconductor Corp. (Semiconductors)	1,740	41,499
National-Oilwell Varco, Inc. * (Oil & Gas Services)	899	56,925
Navistar International Corp. * (Auto Manufacturers)	319	7,851
NCR Corp. * (Computers)	957	35,064
Network Appliance, Inc. * (Computers)	1,914	67,564
Newell Rubbermaid, Inc. (Housewares)	1,450	37,454
Newmont Mining Corp. (Mining)	2,320	122,798
News Corp.—Class A (Media)	12,267	235,281
NICOR, Inc. (Gas)	232	9,628
NIKE, Inc.—Class B (Apparel)	986	79,866
NiSource, Inc. (Electric)	1,421	31,035
Noble Corp. (Oil & Gas)	696	51,796
Nordstrom, Inc. (Retail)	1,102	40,223
Norfolk Southern Corp. (Transportation)	2,175	115,754
North Fork Bancorp, Inc. (Banks)	2,465	74,369
Northern Trust Corp. (Banks)	957	52,922
Northrop Grumman Corp. (Aerospace/Defense)	1,827	117,038
Novell, Inc. * (Software)	1,827	12,113
Novellus Systems, Inc. * (Semiconductors)	667	16,475
Nucor Corp. (Iron/Steel)	1,566	84,956
NVIDIA Corp. * (Semiconductors)	1,740	37,045
Occidental Petroleum Corp. (Oil & Gas)	2,204	226,020
Office Depot, Inc. * (Retail)	1,479	56,202
OfficeMax, Inc. (Retail)	377	15,363
Omnicom Group, Inc. (Advertising)	899	80,092
Oracle Corp. * (Software)	20,010	289,945
PACCAR, Inc. (Auto Manufacturers)	870	71,671
Pactiv Corp. * (Packaging & Containers)	754	18,662
Pall Corp. (Miscellaneous Manufacturing)	638	17,864
Parametric Technology Corp. * (Software)	580	7,372
Parker Hannifin Corp. (Miscellaneous Manufacturing)	609	47,258
Patterson Cos., Inc. * (Healthcare-Products)	754	26,337
Paychex, Inc. (Commercial Services)	1,740	67,825
Peoples Energy Corp. (Gas)	203	7,290
PepsiCo, Inc. (Beverages)	8,787	527,571
PerkinElmer, Inc. (Electronics)	667	13,940
Pfizer, Inc. (Pharmaceuticals)	38,454	902,514
PG&E Corp. (Electric)	1,827	71,765
Phelps Dodge Corp. (Mining)	1,044	85,775
Pinnacle West Capital Corp. (Electric)	522	20,833
Pitney Bowes, Inc. (Office/Business Equipment)	1,160	47,908
Plum Creek Timber Co., Inc. (Forest Products & Paper)	957	33,974
PMC-Sierra, Inc. * (Semiconductors)	1,044	9,814
PNC Financial Services Group (Banks)	1,508	105,816
PPG Industries, Inc. (Chemicals)	870	57,420
PPL Corp. (Electric)	2,001	64,632
Praxair, Inc. (Chemicals)	1,682	90,828
Principal Financial Group, Inc. (Insurance)	1,421	79,079
Procter & Gamble Co. (Cosmetics/Personal Care)	17,516	973,890
Progress Energy, Inc. (Electric)	1,334	57,189
Progressive Corp. (Insurance)	4,089	105,128
Prologis ( REIT)	1,276	66,505
Prudential Financial, Inc. (Insurance)	2,552	198,290
Public Service Enterprise Group, Inc. (Electric)	1,334	88,204
Public Storage, Inc. ( REIT)	435	33,017
Pulte Homes, Inc. (Home Builders)	1,102	31,727
QLogic Corp. * (Semiconductors)	841	14,499
Qualcomm, Inc. (Telecommunications)	8,613	345,123
Quest Diagnostics, Inc. (Healthcare-Services)	870	52,130
Qwest Communications International, Inc. * (Telecommunications)	8,207	66,395
R.R.Donnelley & Sons Co. (Commercial Services)	1,131	36,135
RadioShack Corp. (Retail)	696	9,744
Raytheon Co. (Aerospace/Defense)	2,320	103,402
Regions Financial Corp. (Banks)	2,407	79,720
Reynolds American, Inc. (Agriculture)	435	50,156
Robert Half International, Inc. (Commercial Services)	870	36,540
Rockwell Collins, Inc. (Aerospace/Defense)	870	48,607
Rockwell International Corp. (Machinery-Diversified)	928	66,825
Rohm & Haas Co. (Chemicals)	754	37,790
Rowan Cos., Inc. (Oil & Gas)	551	19,610
Ryder System, Inc. (Transportation)	319	18,639
Sabre Holdings Corp. (Leisure Time)	696	15,312
SAFECO Corp. (Insurance)	609	34,317
Safeway, Inc. (Food)	2,378	61,828
SanDisk Corp. * (Computers)	986	50,266
Sanmina-SCI Corp. * (Electronics)	2,668	12,273
Sara Lee Corp. (Food)	4,031	64,577
Schering-Plough Corp. (Pharmaceuticals)	7,772	147,901
Schlumberger, Ltd. (Oil & Gas Services)	6,003	390,856
Schwab (Diversified Financial Services)	5,104	81,562
Sealed Air Corp. (Packaging & Containers)	435	22,654
Sears Holdings Corp. * (Retail)	522	80,826
Sempra Energy (Gas)	1,363	61,989
Sherwin-Williams Co. (Chemicals)	580	27,538
Sigma-Aldrich Corp. (Chemicals)	348	25,279
Simon Property Group, Inc. ( REIT)	957	79,373
SLM Corp. (Diversified Financial Services)	2,175	115,101
Snap-on, Inc. (Hand/Machine Tools)	319	12,894
Solectron Corp. * (Electronics)	4,524	15,472
Southern Co. (Electric)	3,915	125,476
Southwest Airlines Co. (Airlines)	3,625	59,341
Sovereign Bancorp, Inc. (Savings & Loans)	2,001	40,640
Sprint Corp. (Telecommunications)	15,544	310,725
St.Jude Medical, Inc. * (Healthcare-Products)	1,769	57,351
St.Paul Cos., Inc. (Insurance)	3,596	160,310
Staples, Inc. (Retail)	3,683	89,571
Starbucks Corp. * (Retail)	4,002	151,116
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,131	68,245
State Street Corp. (Banks)	1,711	99,392
Stryker Corp. (Healthcare-Products)	1,508	63,502
Sun Microsystems, Inc. * (Computers)	17,893	74,256
Sunoco, Inc. (Oil & Gas)	696	48,226
SunTrust Banks, Inc. (Banks)	1,914	145,962
SuperValu, Inc. (Food)	1,073	32,941
Symantec Corp. * (Internet)	5,365	83,372
Symbol Technologies, Inc. (Electronics)	1,334	14,394
Synovus Financial Corp. (Banks)	1,682	45,044
Sysco Corp. (Food)	3,277	100,145
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,334	50,439
Target Corp. (Retail)	4,495	219,671
TECO Energy, Inc. (Electric)	1,102	16,464
Tektronix, Inc. (Electronics)	435	12,798
Tellabs, Inc. * (Telecommunications)	2,291	30,493
Temple-Inland, Inc. (Forest Products & Paper)	580	24,865
Tenet Healthcare Corp. * (Healthcare-Services)	2,494	17,408
Teradyne, Inc. * (Semiconductors)	1,015	14,139
Texas Instruments, Inc. (Semiconductors)	8,004	242,440
Textron, Inc. (Miscellaneous Manufacturing)	667	61,484
The AES Corp. * (Electric)	3,567	65,811
The Dow Chemical Co. (Chemicals)	5,046	196,945
The E.W.Scripps Co.—Class A (Media)	464	20,017
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	638	24,671

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

The Gap, Inc. (Retail)	2,871	$49,955
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,750	263,253
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	928	10,301
The Hershey Co. (Food)	928	51,105
The New York Times Co.—Class A (Media)	725	17,792
The Pepsi Bottling Group, Inc. (Beverages)	696	22,376
The Stanley Works (Hand/Machine Tools)	377	17,802
Thermo Electron Corp. * (Electronics)	870	31,529
Tiffany & Co. (Retail)	725	23,940
Time Warner, Inc. (Media)	22,678	392,328
TJX Cos., Inc. (Retail)	2,407	55,024
Torchmark Corp. (Insurance)	522	31,696
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,653	132,769
Tribune Co. (Media)	1,189	38,559
TXU Corp. (Electric)	2,407	143,915
Tyco International, Ltd. (Miscellaneous Manufacturing)	10,643	292,683
Tyson Foods, Inc.—Class A (Food)	1,363	20,254
U.S. Bancorp (Banks)	9,454	291,940
Union Pacific Corp. (Transportation)	1,392	129,400
Unisys Corp. * (Computers)	1,798	11,291
United Parcel Service, Inc.—Class B (Transportation)	5,684	467,963
United States Steel Corp. (Iron/Steel)	551	38,636
United Technologies Corp. (Aerospace/Defense)	5,278	334,731
UnitedHealth Group, Inc. (Healthcare-Services)	7,221	323,356
Univision Communications, Inc.—Class A * (Media)	1,160	38,860
UnumProvident Corp. (Insurance)	1,537	27,866
UST, Inc. (Agriculture)	841	38,005
V.F. Corp. (Apparel)	464	31,515
Valero Energy Corp. (Oil & Gas)	3,132	208,341
VeriSign, Inc. * (Internet)	1,276	29,565
Verizon Communications, Inc. (Telecommunications)	15,312	512,799
Viacom, Inc.—Class B * (Media)	3,828	137,196
Vornado Realty Trust ( REIT)	638	62,237
Vulcan Materials Co. (Building Materials)	522	40,716
W.W. Grainger, Inc. (Distribution/Wholesale)	406	30,543
Wachovia Corp. (Banks)	8,439	456,381
Wal-Mart Stores, Inc. (Retail)	13,079	630,014
Walgreen Co. (Retail)	5,365	240,567
Walt Disney Co. (Media)	11,513	345,390
Washington Mutual, Inc. (Savings & Loans)	5,017	228,675
Waste Management, Inc. (Environmental Control)	2,871	103,012
Waters Corp. * (Electronics)	551	24,464
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	522	12,152
Weatherford International, Ltd. * (Oil & Gas Services)	1,740	86,339
WellPoint, Inc. * (Healthcare-Services)	3,306	240,578
Wells Fargo & Co. (Banks)	8,932	599,158
Wendy’s International, Inc. (Retail)	609	35,499
Weyerhaeuser Co. (Forest Products & Paper)	1,276	79,431
Whirlpool Corp. (Home Furnishings)	406	33,556
Whole Foods Market, Inc. (Food)	725	46,864
Williams Cos., Inc. (Pipelines)	3,045	71,132
Wrigley (Wm.) Jr. Co. (Food)	1,189	53,933
Wyeth (Pharmaceuticals)	7,105	315,533
Xcel Energy, Inc. (Electric)	2,146	41,160
Xerox Corp. * (Office/Business Equipment)	4,814	66,963
Xilinx, Inc. (Semiconductors)	1,769	40,068
XL Capital, Ltd.—Class A (Insurance)	957	58,664
XTO Energy, Inc. (Oil & Gas)	1,885	83,449
Yahoo!, Inc. * (Internet)	6,438	212,454
YUM! Brands, Inc. (Retail)	1,421	71,434
Zimmer Holdings, Inc. * (Healthcare-Products)	1,305	74,020
Zions Bancorp (Banks)	551	42,945

TOTAL COMMON STOCKS
(Cost $48,031,101)		60,061,696

Repurchase Agreements (9.2%)
	Principal
	Amount

UBS **, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $6,514,675 (Collateralized by $6,510,000 of various U.S. Government Agency Obligations, 5.375% - 6.00%, 2/15/07-5/15/11 market value $6,643,829)	$6,512,000	6,512,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,512,000)		6,512,000

TOTAL INVESTMENT SECURITIES
(Cost $54,543,101)—94.0%		65,573,696
Net other assets (liabilities)—6.0%		4,223,483

NET ASSETS—100.0%		$70,797,179

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $46,080,000)	144	$945,967

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 7/28/06 (Underlying notional amount at value $25,409,087)	20,004	346,181
Equity Index Swap Agreement based on the S&P 500 Index expiring 7/28/06 (Underlying notional amount at value $9,787,838)	7,706	236,702

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.1%
Aerospace/Defense	1.8%
Agriculture	1.6%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	5.7%
Beverages	1.9%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.2%
Coal	0.1%
Commercial Services	0.7%
Computers	3.1%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.9%
Electric	2.7%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.3%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.6%
Healthcare-Services	1.4%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.0%
Internet	1.5%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	2.8%
Mining	0.6%
Miscellaneous Manufacturing	4.6%
Office/Business Equipment	0.2%
Oil & Gas	6.8%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	5.1%
Pipelines	0.3%
Real Estate Investment Trust	0.8%
Retail	5.0%
Savings & Loans	0.5%
Semiconductors	2.3%
Software	3.1%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other ***	15.2%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $48,031,101)	$60,061,691
Repurchase agreements, at cost	6,512,000

Total Investment Securities	66,573,696
Cash	86,970
Segregated cash balances with brokers for futures contracts	2,670,326
Dividends and interest receivable	54,375
Receivable for capital shares issued	1,040,977
Unrealized appreciation on swap agreements	582,883
Prepaid expenses	746

Total Assets	71,009,973

Liabilities:
Payable for capital shares redeemed	29,808
Variation margin on futures contracts	72,145
Advisory fees payable	31,673
Management services fees payable	4,223
Administration fees payable	1,337
Administrative services fees payable	9,483
Distribution fees payable	16,602
Trustee fees payable	5
Transfer agency fees payable	1,360
Fund accounting fees payable	2,191
Compliance services fees payable	529
Other accrued expenses	43,438

Total Liabilities	212,794

Net Assets	$70,797,179

Net Assets consist of:
Capital	$80,523,160
Accumulated net investment income (loss)	324,251
Accumulated net realized gains (losses) on investments	(23,609,677)
Net unrealized appreciation (depreciation) on investments	13,559,445

Net Assets	$70,797,179

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,396,293

Net Asset Value (offering and redemption price per share)	$20.85

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$441,148
Interest	200,591

Total Investment Income	641,739

Expenses:
Advisory fees	203,772
Management services fees	40,755
Administration fees	9,308
Transfer agency fees	9,706
Administrative services fees	98,424
Distribution fees	67,997
Custody fees	35,717
Fund accounting fees	16,749
Trustee fees	361
Compliance services fees	905
Other fees	16,920

Total Gross Expenses before reductions	500,614
Less Expenses reduced by the Advisor	(4,223)
Less Expenses reduced by the Administrator	(117)

Total Net Expenses	496,274

Net Investment Income (Loss)	145,465

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,187,988
Net realized gains (losses) on futures contracts	(351,673)
Net realized gains (losses) on swap agreements	(494,907)
Change in net unrealized appreciation/depreciation on investments	1,140,824

Net Realized and Unrealized Gains (Losses) on Investments	2,482,232

Change in Net Assets Resulting from Operations	$2,627,697

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$145,465	$178,786
Net realized gains (losses) on investments	1,341,408	5,781,141
Change in net unrealized appreciation/depreciation on investments	1,140,824	(3,327,914)

Change in net assets resulting from operations	2,627,697	2,632,013

Distributions to Shareholders From:
Net investment income	—	(87,792)
Net realized gains on investments	—	(9,865,953)

Change in net assets resulting from distributions	—	(9,953,745)

Capital Transactions:
Proceeds from shares issued	534,681,075	692,594,974
Dividends reinvested	—	9,953,745
Cost of shares redeemed	(518,249,375)	(740,003,247)

Change in net assets resulting from capital transactions	16,431,700	(37,454,528)

Change in net assets	19,059,397	(44,776,260)
Net Assets:
Beginning of period	51,737,782	96,514,042

End of period	$70,797,179	$51,737,782

Accumulated net investment income (loss)	$324,251	$178,786

Share Transactions:
Issued	25,149,512	31,672,612
Reinvested	—	493,492
Redeemed	(24,258,728)	(33,886,661)

Change in shares	890,784	(1,720,557)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

							For the period
	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	January 22, 2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$20.65		$22.84	$22.19	$14.51	$22.71	$30.00

Investment Activities:
Net investment income (loss) (b)	0.06		0.05	0.02	(0.05)	(0.08)	(0.09)
Net realized and unrealized gains (losses) on investments	0.14		0.49	3.55	7.73	(8.12)	(7.20)

Total income (loss) from investment activities	0.20		0.54	3.57	7.68	(8.20)	(7.29)

Distributions to Shareholders From:
Net investment income	—		(0.02)	—	—	—	—
Net realized gains on investments	—		(2.71)	(2.92)	—	—	—

Total distributions	—		(2.73)	(2.92)	—	—	—

Net Asset Value, End of Period	$20.85		$20.65	$22.84	$22.19	$14.51	$22.71

Total Return	1.02	% (c)	2.61%	17.18%	52.93%	(36.11)%	(24.30)	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.84		1.88%	1.89%	2.07%	2.12%	1.94%
Net expenses (d)	1.83		1.88%	1.89%	1.84%	1.98%	1.94%
Net investment income (loss) (d)	0.54		0.24%	0.11%	(0.32)%	(0.46)%	(0.42)%

Supplemental Data:
Net assets, end of period (000’s)	$70,797		$51,738	$96,514	$68,318	$42,288	$64,186
Portfolio turnover rate (e)	726	% (c)	681%	830%	1,124%	1,249%	682	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S &P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	80%
Futures Contracts	64%
Swap Agreements	57%

Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

S &P MidCap 400 - Sector Composition
% of Index

Financial	16.43%
Industrial	16.01%
Consumer, Non-cyclical	16.00%
Consumer, Cyclical	14.17%
Energy	11.65%
Technology	10.20%
Utilities	6.61%
Communications	4.71%
Basic Materials	3.78%
Diversified	0.44%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	June 30, 2006
(unaudited)

Common Stocks (79.6%)
	Shares	Value

3Com Corp. * (Telecommunications)	19,044	$97,505
99 Cents Only Stores * (Retail)	2,070	21,652
Abercrombie & Fitch Co.—Class A (Retail)	4,140	229,479
Activision, Inc. * (Software)	14,076	160,185
Acxiom Corp. (Software)	3,726	93,150
Adesa, Inc. (Commercial Services)	4,140	92,074
ADTRAN, Inc. (Telecommunications)	3,312	74,288
Advance Auto Parts, Inc. (Retail)	5,382	155,540
Advanced Medical Optics, Inc. * (Healthcare-Products)	3,312	167,918
Advent Software, Inc. * (Software)	414	14,933
Aeropostale, Inc. * (Retail)	2,484	71,763
Affymetrix, Inc. * (Biotechnology)	3,312	84,787
AGCO Corp. * (Machinery-Diversified)	4,554	119,861
AGL Resources, Inc. (Gas)	3,726	142,035
Airgas, Inc. (Chemicals)	3,312	123,372
AirTran Holdings, Inc. * (Airlines)	4,554	67,672
Alaska Air Group, Inc. * (Airlines)	1,656	65,280
Albemarle Corp. (Chemicals)	1,656	79,289
Alexander & Baldwin, Inc. (Transportation)	2,070	91,639
Alliance Data Systems Corp. * (Commercial Services)	3,312	194,812
Alliant Energy Corp. (Electric)	5,796	198,803
Alliant Techsystems, Inc. * (Aerospace/Defense)	1,656	126,436
AMB Property Corp. ( REIT)	4,140	209,277
American Eagle Outfitters, Inc. (Retail)	6,624	225,481
American Financial Group, Inc. (Insurance)	2,070	88,803
American Greetings Corp.—Class A (Household Products/Wares)	2,898	60,887
AmeriCredit Corp. * (Diversified Financial Services)	6,210	173,383
Amerus Group Co. (Insurance)	1,656	96,959
Ametek, Inc. (Electrical Components & Equipment)	3,312	156,923
Amphenol Corp.—Class A (Electronics)	4,140	231,675
AnnTaylor Stores Corp. * (Retail)	3,312	143,675
Applebee’s International, Inc. (Retail)	3,726	71,614
Apria Healthcare Group, Inc. * (Healthcare-Services)	2,484	46,948
Aqua America, Inc. (Water)	6,210	141,526
Aquila, Inc. * (Electric)	18,630	78,432
Arch Coal, Inc. (Coal)	6,624	280,659
Arrow Electronics, Inc. * (Electronics)	6,210	199,962
Arthur J. Gallagher & Co. (Insurance)	4,554	115,398
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,312	56,933
Associated Banc-Corp (Banks)	6,624	208,855
Astoria Financial Corp. (Savings & Loans)	4,140	126,063
Atmel Corp. * (Semiconductors)	22,356	124,076
Avnet, Inc. * (Electronics)	7,452	149,189
Avocent Corp. * (Internet)	2,484	65,205
Bandag, Inc. (Auto Parts & Equipment)	414	15,148
Bank of Hawaii Corp. (Banks)	2,484	123,206
Banta Corp. (Commercial Services)	828	38,361
Barnes & Noble, Inc. (Retail)	2,070	75,555
Beazer Homes USA, Inc. (Home Builders)	1,656	75,961
Beckman Coulter, Inc. (Healthcare-Products)	2,898	160,984
Belo Corp.—Class A (Media)	4,554	71,042
BJ’s Wholesale Club, Inc. * (Retail)	3,312	93,895
Black Hills Corp. (Electric)	1,656	56,850
Blyth, Inc. (Household Products/Wares)	1,242	22,927
Bob Evans Farms, Inc. (Retail)	1,656	49,697
Borders Group, Inc. (Retail)	3,312	61,140
BorgWarner, Inc. (Auto Parts & Equipment)	2,484	161,709
Bowater, Inc. (Forest Products & Paper)	2,484	56,511
Boyd Gaming Corp. (Lodging)	2,070	83,545
Brinker International, Inc. (Retail)	4,140	150,282
Brown & Brown, Inc. (Insurance)	5,382	157,262
C.H. Robinson Worldwide, Inc. (Transportation)	8,694	463,390
Cabot Corp. (Chemicals)	2,898	100,039
Cabot Microelectronics Corp. * (Chemicals)	1,242	37,645
Cadence Design Systems, Inc. * (Computers)	14,490	248,504
Callaway Golf Co. (Leisure Time)	3,312	43,023
Cameron International Corp. * (Oil & Gas Services)	5,796	276,875
Career Education Corp. * (Commercial Services)	4,968	148,494
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,242	98,491
Carmax, Inc. * (Retail)	5,382	190,846
Catalina Marketing Corp. (Advertising)	1,656	47,130
Cathay Bancorp, Inc. (Banks)	2,484	90,368
CBRL Group, Inc. (Retail)	2,070	70,214
CDW Corp. (Distribution/Wholesale)	2,898	158,376
Cephalon, Inc. * (Pharmaceuticals)	2,898	174,170
Ceridian Corp. * (Computers)	7,038	172,009
Charles River Laboratories International, Inc. * (Biotechnology)	3,312	121,882

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

CheckFree Corp. * (Internet)	4,140	$205,178
Cheesecake Factory, Inc. * (Retail)	3,726	100,416
Chemtura Corp. (Chemicals)	12,006	112,136
Chico’s FAS, Inc. * (Retail)	9,108	245,733
Choicepoint, Inc. * (Commercial Services)	4,140	172,928
Church & Dwight, Inc. (Household Products/Wares)	2,898	105,546
Cincinnati Bell, Inc. * (Telecommunications)	12,006	49,225
City National Corp. (Banks)	2,070	134,736
Claire’s Stores, Inc. (Retail)	4,968	126,734
Cognizant Technology Solutions Corp. * (Computers)	7,038	474,150
Commercial Metals Co. (Metal Fabricate/Hardware)	5,382	138,317
Commscope, Inc. * (Telecommunications)	2,484	78,047
Community Health Systems, Inc. * (Healthcare-Services)	4,968	182,574
Con-way, Inc. (Transportation)	2,484	143,898
Copart, Inc. * (Retail)	3,312	81,343
Corinthian Colleges, Inc. * (Commercial Services)	4,140	59,450
Covance, Inc. * (Healthcare-Services)	2,898	177,416
Crane Co. (Miscellaneous Manufacturing)	2,484	103,334
Credence Systems Corp. * (Semiconductors)	5,382	18,837
Cree Research, Inc. * (Semiconductors)	3,726	88,530
CSG Systems International, Inc. * (Software)	2,070	51,212
Cullen/Frost Bankers, Inc. (Banks)	2,070	118,611
Cypress Semiconductor Corp. * (Semiconductors)	7,038	102,333
Cytec Industries, Inc. (Chemicals)	1,656	88,861
CYTYC Corp. * (Healthcare-Products)	5,796	146,987
Deluxe Corp. (Commercial Services)	2,484	43,420
Denbury Resources, Inc. * (Oil & Gas)	5,796	183,559
DENTSPLY International, Inc. (Healthcare-Products)	3,726	225,796
Developers Diversified Realty Corp. ( REIT)	5,382	280,834
DeVry, Inc. * (Commercial Services)	2,898	63,669
Diebold, Inc. (Computers)	3,312	134,533
Dollar Tree Stores, Inc. * (Retail)	4,968	131,652
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,312	112,177
DPL, Inc. (Electric)	6,210	166,428
DRS Technologies, Inc. (Aerospace/Defense)	1,656	80,730
DST Systems, Inc. * (Computers)	2,898	172,431
Dun & Bradstreet Corp. * (Software)	3,312	230,779
Duquesne Light Holdings, Inc. (Electric)	3,726	61,255
Dycom Industries, Inc. * (Engineering & Construction)	1,656	35,256
Eaton Vance Corp. (Diversified Financial Services)	6,210	155,002
Edwards (A.G.), Inc. (Diversified Financial Services)	3,726	206,122
Edwards Lifesciences Corp. * (Healthcare-Products)	2,898	131,656
Emmis Communications Corp. * (Media)	1,656	25,900
Energizer Holdings, Inc. * (Electrical Components & Equipment)	2,898	169,735
Energy East Corp. (Electric)	7,452	178,326
Ensco International, Inc. (Oil & Gas)	7,452	342,941
Entercom Communications Corp. (Media)	1,656	43,321
Equitable Resources, Inc. (Pipelines)	5,796	194,166
Everest Re Group, Ltd. (Insurance)	3,312	286,720
Expeditors International of Washington, Inc. (Transportation)	10,764	602,891
F5 Networks, Inc. * (Internet)	1,656	88,563
Fair Isaac Corp. (Software)	3,312	120,259
Fairchild Semiconductor International, Inc. * (Semiconductors)	6,210	112,836
Fastenal Co. (Distribution/Wholesale)	6,210	250,201
Federal Signal Corp. (Miscellaneous Manufacturing)	2,070	31,340
Ferro Corp. (Chemicals)	2,070	33,037
Fidelity National Financial, Inc. (Insurance)	8,694	338,631
Fidelity National Information Services, Inc. (Software)	4,554	161,211
First American Financial Corp. (Insurance)	4,554	192,498
First Niagara Financial Group, Inc. (Savings & Loans)	5,796	81,260
FirstMerit Corp. (Banks)	3,726	78,022
Florida Rock Industries, Inc. (Building Materials)	2,070	102,817
Flowserve Corp. * (Machinery-Diversified)	2,484	141,340
FMC Corp. (Chemicals)	1,656	106,630
FMC Technologies, Inc. * (Oil & Gas Services)	3,312	223,428
Foot Locker, Inc. (Retail)	7,866	192,638
Forest Oil Corp. * (Oil & Gas)	2,484	82,369
Furniture Brands International, Inc. (Home Furnishings)	2,484	51,767
GameStop Corp. * (Retail)	2,898	121,716
Gartner Group, Inc. * (Commercial Services)	2,898	41,152
GATX Corp. (Trucking & Leasing)	2,484	105,570
Gen-Probe, Inc. * (Healthcare-Products)	2,484	134,086
Gentex Corp. (Electronics)	7,866	110,124
Glatfelter (Forest Products & Paper)	2,070	32,851
Graco, Inc. (Machinery-Diversified)	3,312	152,285
Granite Construction, Inc. (Engineering & Construction)	1,656	74,967
Grant Prideco, Inc. * (Oil & Gas Services)	6,210	277,898
Great Plains Energy, Inc. (Electric)	3,726	103,806
Greater Bay Bancorp (Banks)	2,484	71,415
GTECH Holdings Corp. (Entertainment)	6,210	215,984
Hanover Compressor Co. * (Oil & Gas Services)	4,554	85,524
Hanover Insurance Group, Inc. (Insurance)	2,484	117,891
Harris Corp. (Telecommunications)	7,038	292,147
Harsco Corp. (Miscellaneous Manufacturing)	2,070	161,377
Harte-Hanks, Inc. (Advertising)	2,898	74,304
Hawaiian Electric Industries, Inc. (Electric)	3,726	103,993
HCC Insurance Holdings, Inc. (Insurance)	5,382	158,446
Health Net, Inc. * (Healthcare-Services)	5,796	261,804
Helmerich & Payne, Inc. (Oil & Gas)	2,484	149,686
Henry Schein, Inc. * (Healthcare-Products)	4,140	193,462
Herman Miller, Inc. (Office Furnishings)	3,312	85,350
Highwoods Properties, Inc. ( REIT)	2,484	89,871
Hillenbrand Industries, Inc. (Healthcare-Products)	2,898	140,553
HNI Corp. (Office Furnishings)	2,484	112,650
Horace Mann Educators Corp. (Insurance)	2,070	35,087
Hormel Foods Corp. (Food)	3,726	138,384
Hospitality Properties Trust ( REIT)	3,312	145,463
Hovnanian Enterprises, Inc.—Class A * (Home Builders)	1,656	49,812
Hubbell, Inc.—Class B (Electrical Components & Equipment)	2,898	138,090
IDACORP, Inc. (Electric)	2,070	70,980
Imation Corp. (Computers)	1,656	67,979
IndyMac Bancorp, Inc. (Diversified Financial Services)	2,898	132,873
Ingram Micro, Inc.—Class A * (Distribution/Wholesale)	5,796	105,081
Integrated Device Technology, Inc. * (Semiconductors)	10,350	146,763
International Rectifier Corp. * (Semiconductors)	3,726	145,612
International Speedway Corp. (Entertainment)	1,656	76,789
Intersil Corp.—Class A (Semiconductors)	7,452	173,259
Intuitive Surgical, Inc. * (Healthcare-Products)	1,656	195,358
Investors Financial Services Corp. (Banks)	3,312	148,709
Invitrogen Corp. * (Biotechnology)	2,484	164,118
ITT Educational Services, Inc. * (Commercial Services)	1,656	108,981
J.B. Hunt Transport Services, Inc. (Transportation)	6,210	154,691
Jack Henry & Associates, Inc. (Computers)	3,726	73,253
Jacobs Engineering Group, Inc. * (Engineering & Construction)	2,898	230,797

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Jefferies Group, Inc. (Diversified Financial Services)	4,968	$147,202
JetBlue Airways Corp. * (Airlines)	7,452	90,467
JM Smucker Co. (Food)	2,898	129,541
Joy Global, Inc. (Machinery-Construction & Mining)	5,796	301,914
Kelly Services, Inc.—Class A (Commercial Services)	828	22,497
KEMET Corp. * (Electronics)	4,140	38,171
Kennametal, Inc. (Hand/Machine Tools)	1,656	103,086
Korn/Ferry International * (Commercial Services)	2,070	40,551
Lam Research Corp. * (Semiconductors)	7,452	347,411
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,242	49,022
Lattice Semiconductor Corp. * (Semiconductors)	5,382	33,261
Laureate Education, Inc. * (Commercial Services)	2,484	105,893
Lear Corp. (Auto Parts & Equipment)	3,312	73,560
Lee Enterprises, Inc. (Media)	2,070	55,787
Leucadia National Corp. (Holding Companies-Diversified)	8,280	241,693
Liberty Property Trust ( REIT)	4,140	182,988
LifePoint Hospitals, Inc. * (Healthcare-Services)	2,898	93,113
Lincare Holdings, Inc. * (Healthcare-Services)	4,968	187,989
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,070	129,686
Longview Fibre Co. (Forest Products & Paper)	2,484	47,420
Lubrizol Corp. (Chemicals)	3,312	131,983
Lyondell Chemical Co. (Chemicals)	10,350	234,531
M.D.C. Holdings, Inc. (Home Builders)	1,242	64,497
Mack-Cali Realty Corp. ( REIT)	2,898	133,076
Macrovision Corp. * (Entertainment)	2,484	53,456
Manpower, Inc. (Commercial Services)	4,140	267,443
Martek Biosciences Corp. * (Biotechnology)	1,656	47,941
Martin Marietta Materials (Building Materials)	2,070	188,680
McAfee, Inc. * (Internet)	8,280	200,956
McDATA Corp.—Class A * (Computers)	7,866	32,093
MDU Resources Group, Inc. (Electric)	5,796	212,192
Media General, Inc.—Class A (Media)	1,242	52,027
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	2,484	59,616
MEMC Electronic Materials, Inc. * (Semiconductors)	8,694	326,025
Mentor Graphics Corp. * (Computers)	3,726	48,363
Mercantile Bankshares Corp. (Banks)	6,210	221,511
Mercury General Corp. (Insurance)	1,656	93,349
Michaels Stores, Inc. (Retail)	6,210	256,099
Micrel, Inc. * (Semiconductors)	2,898	29,009
Microchip Technology, Inc. (Semiconductors)	11,178	375,021
Millennium Pharmaceuticals, Inc. * (Biotechnology)	15,732	156,848
Mine Safety Appliances Co. (Environmental Control)	1,242	49,928
Minerals Technologies, Inc. (Chemicals)	828	43,056
Modine Manufacturing Co. (Auto Parts & Equipment)	1,656	38,684
Mohawk Industries, Inc. * (Textiles)	2,484	174,749
Moneygram International, Inc. (Software)	4,140	140,553
MPS Group, Inc. * (Commercial Services)	4,968	74,818
MSC Industrial Direct Co.—Class A (Retail)	2,484	118,164
National Fuel Gas Co. (Pipelines)	4,140	145,480
National Instruments Corp. (Computers)	2,484	68,062
Navigant Consulting Co. * (Commercial Services)	2,484	56,263
New Plan Excel Realty Trust, Inc. ( REIT)	4,968	122,660
New York Community Bancorp (Savings & Loans)	12,006	198,219
Newfield Exploration Co. * (Oil & Gas)	6,210	303,917
Newport Corp. * (Telecommunications)	1,656	26,695
Noble Energy, Inc. (Oil & Gas)	8,694	407,402
Nordson Corp. (Machinery-Diversified)	1,656	81,442
Northeast Utilities System (Electric)	7,452	154,033
NSTAR (Electric)	5,382	153,925
O’Reilly Automotive, Inc. * (Retail)	5,382	167,865
OGE Energy Corp. (Electric)	4,554	159,527
Ohio Casualty Corp. (Insurance)	2,898	86,158
Old Republic International Corp. (Insurance)	11,592	247,721
Olin Corp. (Chemicals)	3,312	59,384
Omnicare, Inc. (Pharmaceuticals)	5,796	274,846
ONEOK, Inc. (Gas)	5,796	197,295
Oshkosh Truck Corp. (Auto Manufacturers)	3,726	177,060
OSI Restaurant Partners, Inc. (Retail)	3,312	114,595
Pacific Sunwear of California, Inc. * (Retail)	3,726	66,807
Packaging Corp. of America (Packaging & Containers)	2,898	63,814
Palm, Inc. * (Computers)	4,140	66,654
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,656	30,570
Patterson-UTI Energy, Inc. (Oil & Gas)	8,694	246,127
Payless ShoeSource, Inc. * (Retail)	3,312	89,987
PDL BioPharma, Inc. * (Biotechnology)	5,382	99,083
Peabody Energy Corp. (Coal)	13,248	738,576
Pentair, Inc. (Miscellaneous Manufacturing)	4,968	169,856
Pepco Holdings, Inc. (Electric)	9,522	224,529
PepsiAmericas, Inc. (Beverages)	2,898	64,075
Perrigo Co. (Pharmaceuticals)	4,140	66,654
Petsmart, Inc. (Retail)	7,038	180,173
Pharmaceutical Product Development, Inc. (Commercial Services)	4,968	174,476
Pier 1 Imports, Inc. (Retail)	4,140	28,897
Pioneer Natural Resources Co. (Oil & Gas)	6,210	288,206
Plains Exploration & Production Co. * (Oil & Gas)	3,726	151,052
Plantronics, Inc. (Telecommunications)	2,070	45,975
Plexus Corp. * (Electronics)	2,070	70,815
PMI Group, Inc. (Insurance)	4,554	203,017
PNM Resources, Inc. (Electric)	3,312	82,668
Pogo Producing Co. (Oil & Gas)	2,898	133,598
Polo Ralph Lauren Corp. (Apparel)	2,898	159,101
Polycom, Inc. * (Telecommunications)	4,140	90,749
Potlatch Corp. (Forest Products & Paper)	1,242	46,886
Powerwave Technologies, Inc. * (Telecommunications)	5,796	52,860
Precision Castparts Corp. (Metal Fabricate/Hardware)	6,624	395,851
Pride International, Inc. * (Oil & Gas)	7,866	245,655
Protective Life Corp. (Insurance)	3,312	154,405
Puget Energy, Inc. (Electric)	5,796	124,498
Quanta Services, Inc. * (Commercial Services)	5,382	93,270
Questar Corp. (Pipelines)	4,140	333,229
Quicksilver Resources, Inc. * (Oil & Gas)	3,312	121,915
Radian Group, Inc. (Insurance)	4,140	255,769
Raymond James Financial Corp. (Diversified Financial Services)	4,140	125,318
Rayonier, Inc. (Forest Products & Paper)	3,726	141,252
Reader’s Digest Association, Inc. (Media)	4,968	69,353
Regency Centers Corp. ( REIT)	3,312	205,841
Regis Corp. (Retail)	2,070	73,713
Reliance Steel & Aluminum Co. (Iron/Steel)	1,656	137,366
Rent-A-Center, Inc. * (Commercial Services)	3,312	82,336
Republic Services, Inc. (Environmental Control)	5,796	233,811
Reynolds & Reynolds Co. (Computers)	2,484	76,184
RF Micro Devices, Inc. * (Telecommunications)	9,522	56,846
Rollins, Inc. (Commercial Services)	1,242	24,393
Roper Industries, Inc. (Miscellaneous Manufacturing)	4,140	193,546
Ross Stores, Inc. (Retail)	7,452	209,029
RPM, Inc. (Chemicals)	5,796	104,328
RSA Security, Inc. * (Internet)	3,312	90,053
Ruby Tuesday, Inc. (Retail)	2,898	70,740
Ruddick Corp. (Food)	1,656	40,589
Saks, Inc. (Retail)	6,624	107,110
SCANA Corp. (Electric)	5,796	223,610
Scholastic Corp.—Class A * (Media)	1,656	43,006
Scientific Games Corp. * (Entertainment)	3,312	117,973
SEI Investments Co. (Software)	2,898	141,654
Semtech Corp. * (Semiconductors)	3,726	53,841
Sensient Technologies Corp. (Chemicals)	2,070	43,284
See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Sepracor, Inc. * (Pharmaceuticals)	5,382	$307,527
Sequa Corp.—Class A * (Aerospace/Defense)	414	33,741
Sierra Pacific Resources * (Electric)	9,936	139,104
Silicon Laboratories, Inc. * (Semiconductors)	2,070	72,761
Smith International, Inc. (Oil & Gas Services)	9,936	441,853
Smithfield Foods, Inc. * (Food)	4,968	143,227
Sonoco Products Co. (Packaging & Containers)	4,968	157,237
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	2,070	54,338
Southwestern Energy Co. * (Oil & Gas)	8,280	258,005
SPX Corp. (Miscellaneous Manufacturing)	3,312	185,306
SRA International, Inc.—Class A * (Computers)	1,656	44,099
StanCorp Financial Group, Inc. (Insurance)	2,484	126,460
Steel Dynamics, Inc. (Iron/Steel)	1,656	108,865
Stericycle, Inc. * (Environmental Control)	2,070	134,757
STERIS Corp. (Healthcare-Products)	3,312	75,712
SVB Financial Group * (Banks)	1,656	75,282
Swift Transportation Co., Inc. * (Transportation)	2,484	78,892
Sybase, Inc. * (Software)	4,554	88,348
Synopsys, Inc. * (Computers)	7,452	139,874
TCF Financial Corp. (Banks)	5,382	142,354
Tech Data Corp. * (Distribution/Wholesale)	2,898	111,022
Techne Corp. * (Healthcare-Products)	1,656	84,324
Tecumseh Products Co. * (Machinery-Diversified)	828	15,898
Teleflex, Inc. (Miscellaneous Manufacturing)	1,656	89,457
Telephone & Data Systems, Inc. (Telecommunications)	4,968	205,675
Texas Regional Bancshares, Inc.—Class A (Banks)	2,070	78,494
The Brink’s Co. (Miscellaneous Manufacturing)	2,898	163,476
The Colonial BancGroup, Inc. (Banks)	7,866	201,999
The Corporate Executive Board Co. (Commercial Services)	2,070	207,414
The Macerich Co. ( REIT)	3,312	232,502
The Ryland Group, Inc. (Home Builders)	2,070	90,190
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	2,070	87,602
The Timberland Co.—Class A * (Apparel)	2,484	64,832
Thomas & Betts Corp. * (Electronics)	2,484	127,429
Thor Industries, Inc. (Home Builders)	1,656	80,233
Tidewater, Inc. (Oil & Gas Services)	2,898	142,582
Timken Co. (Metal Fabricate/Hardware)	4,140	138,731
Toll Brothers, Inc. * (Home Builders)	5,382	137,618
Tootsie Roll Industries, Inc. (Food)	1,242	36,179
Transaction Systems Architect, Inc. * (Software)	1,656	69,039
Triad Hospitals, Inc. * (Healthcare-Services)	4,140	163,861
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,898	117,079
TriQuint Semiconductor, Inc. * (Semiconductors)	7,038	31,389
Tupperware Corp. (Household Products/Wares)	2,484	48,910
United Dominion Realty Trust, Inc. ( REIT)	6,624	185,538
United Rentals, Inc. * (Commercial Services)	3,312	105,918
Unitrin, Inc. (Insurance)	2,070	90,231
Universal Corp. (Agriculture)	1,242	46,227
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,484	124,846
Urban Outfitters, Inc. * (Retail)	5,796	101,372
UTStarcom, Inc. * (Telecommunications)	5,382	41,926
Valassis Communications, Inc. * (Commercial Services)	2,070	48,831
Valeant Pharmaceuticals International (Pharmaceuticals)	4,554	77,054
Valspar Corp. (Chemicals)	4,968	131,205
Varian Medical Systems, Inc. * (Healthcare-Products)	6,624	313,647
Varian, Inc. * (Electronics)	1,242	51,555
VCA Antech, Inc. * (Pharmaceuticals)	4,140	132,190
Vectren Corp. (Gas)	3,726	101,534
Vertex Pharmaceuticals, Inc. * (Biotechnology)	4,968	182,375
Vishay Intertechnology, Inc. * (Electronics)	9,522	149,781
W.R. Berkley Corp. (Insurance)	8,694	296,726
Waddell & Reed Financial, Inc. (Diversified Financial Services)	4,140	85,118
Washington Federal, Inc. (Savings & Loans)	4,140	96,007
Washington Post Co.—Class B (Media)	414	322,925
Webster Financial Corp. (Banks)	2,484	117,841
Weingarten Realty Investors ( REIT)	3,726	142,631
Werner Enterprises, Inc. (Transportation)	2,484	50,351
Westamerica Bancorp (Banks)	1,242	60,821
Westar Energy, Inc. (Electric)	4,140	91,080
Western Digital Corp. * (Computers)	11,592	229,638
Western Gas Resources, Inc. (Pipelines)	2,898	173,445
Westwood One, Inc. (Media)	2,898	21,735
WGL Holdings, Inc. (Gas)	2,484	71,912
Williams Sonoma, Inc. (Retail)	5,796	197,354
Wilmington Trust Corp. (Banks)	3,312	139,700
Wind River Systems, Inc. * (Software)	3,312	29,477
Wisconsin Energy Corp. (Electric)	5,796	233,578
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,312	69,386
WPS Resources Corp. (Electric)	1,656	82,138
YRC Worldwide Inc. * (Transportation)	2,898	122,035

Zebra Technologies Corp.—Class A * (Machinery-Diversified)	3,312	113,138

TOTAL COMMON STOCKS
(Cost $40,604,150)		52,983,981

Repurchase Agreements (14.9%)
	Principal
	Amount

UBS **, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $9,897,064 (Collateralized by $9,965,000 of various U.S. Government Agency Obligations, 4.625% - 6.00%, 2/15/07-5/15/11, market value $10,093,641)	$9,893,000	9,893,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,893,000)		9,893,000

TOTAL INVESTMENT SECURITIES
(Cost $50,497,150)—94.5%		62,876,981
Net other assets (liabilities)—5.5%		3,664,125

NET ASSETS—100.0%		$66,541,106

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P MidCap 400 Futures Contract expiring September 2006 (Underlying face amount at value $30,772,000)	80	$453,680
E-Mini S&P MidCap 400 Futures Contract expiring September 2006 (Underlying face amount at value $11,693,360)	152	360,012

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 7/28/06 (Underlying notional amount at value $4,744,396)	6,203	$ 163,937
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 7/28/06 (Underlying notional amount at value $33,407,401)	43,677	1,188,635

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.2%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.5%
Banks	3.0%
Beverages	0.1%
Biotechnology	1.3%
Building Materials	0.4%
Chemicals	2.1%
Coal	1.5%
Commercial Services	3.5%
Computers	3.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.5%
Electric	4.4%
Electrical Components & Equipment	0.7%
Electronics	1.7%
Engineering & Construction	0.5%
Entertainment	0.7%
Environmental Control	0.6%
Food	0.7%
Forest Products & Paper	0.5%
Gas	0.8%
Hand/Machine Tools	0.3%
Healthcare-Products	3.0%
Healthcare-Services	1.9%
Holding Companies-Diversified	0.4%
Home Builders	0.7%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Insurance	4.6%
Internet	1.0%
Iron/Steel	0.4%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.5%
Machinery-Diversified	0.9%
Media	1.1%
Metal Fabricate/Hardware	1.1%
Miscellaneous Manufacturing	2.2%
Office Furnishings	0.3%
Oil & Gas	4.3%
Oil & Gas Services	2.2%
Packaging & Containers	0.3%
Pharmaceuticals	1.7%
Pipelines	1.3%
Real Estate Investment Trust	2.9%
Retail	6.5%
Savings & Loans	0.8%
Semiconductors	3.3%
Software	2.0%
Telecommunications	1.7%
Textiles	0.3%
Transportation	2.6%
Trucking & Leasing	0.2%
Water	0.2%
Other ***	20.4%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $40,604,150)	$52,983,981
Repurchase agreements, at cost	9,893,000

Total Investment Activities	62,876,981
Segregated cash balances with brokers for futures contracts	2,442,631
Dividends and interest receivable	49,076
Receivable for investments sold	11,514,601
Receivable for capital shares issued	11,035
Unrealized appreciation on swap agreements	1,352,572
Variation margin on futures contracts	103,248
Prepaid expenses	1,165

Total Assets	78,351,309

Liabilities:
Cash overdraft	234,033
Payable for capital shares redeemed	11,446,431
Advisory fees payable	38,188
Management services fees payable	5,092
Administration fees payable	1,619
Administrative services fees payable	6,902
Distribution fees payable	13,302
Trustee fees payable	6
Transfer agency fees payable	1,641
Fund accounting fees payable	2,527
Compliance services fees payable	752
Other accrued expenses	59,710

Total Liabilities	11,810,203

Net Assets	66,541,106

Net Assets consist of:
Capital	$48,939,058
Accumulated net investment income (loss)	94,738
Accumulated net realized gains (losses) on investments	2,961,215
Net unrealized appreciation (depreciation) on investments	14,546,095

Net Assets	$66,541,106

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized,no par value)	1,691,835

Net Asset Value (offering and redemption price per share)	$39.33

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$483,713
Interest	446,325

Total Investment Income	930,038

Expenses:
Advisory fees	337,871
Management services fees	67,575
Administration fees	11,982
Transfer agency fees	19,694
Administrative services fees	198,515
Distribution fees	112,643
Custody fees	24,241
Fund accounting fees	32,576
Trustee fees	774
Compliance services fees	1,613
Other fees	33,970

Total Gross Expenses before reductions	841,454

Less Expenses reduced by the Advisor	(6,034)
Less Expenses reduced by the Administrator	(120)

Total Net Expenses	835,300

Net Investment Income (Loss)	94,738

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,862,145
Net realized gains (losses) on futures contracts	(849,663)
Net realized gains (losses) on swap agreements	(1,166,742)
Change in net unrealized appreciation/depreciation on investments	2,949,427

Net Realized and Unrealized Gains (Losses) on Investments	2,795,167

Change in Net Assets Resulting from Operations	$2,889,905

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)

Statements of Changes in Net Assets

	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations
Net investment income (loss)	$94,738	$(178,040)
Net realized gains (losses) on investments	(154,260)	11,391,154
Change in net unrealized appreciation/depreciation on investments	2,949,427	104,493

Change in net assets resulting from operations	2,889,905	11,317,607

Distributions to Shareholders From:
Net realized gains on investments	—	(6,867,757)

Change in net assets resulting from distributions	—	(6,867,757)

Capital Transactions:
Proceeds from shares issued	427,345,413	663,567,995
Dividends reinvested	—	6,867,757
Cost of shares redeemed	(451,411,612)	(675,631,023)

Change in net assets resulting from capital transactions	(24,066,199)	(5,195,271)

Change in net assets	(21,176,294)	(745,421)
Net Assets:
Beginning of period	87,717,400	88,462,821

End of period	$66,541,106	$87,717,400

Accumulated net investment income (loss)	$94,738	$—

Share Transactions:
Issued	10,307,046	18,442,111
Reinvested	—	187,388
Redeemed	(10,928,003)	(18,818,113)

Change in shares	(620,957)	(188,614)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$37.93		$35.37	$29.46	$17.32	$30.00

Investment Activities:
Net investment income (loss) (b)	0.04		(0.09)	(0.23)	(0.20)	(0.09)
Net realized and unrealized gains (losses) on investments	1.36		6.29	8.14	12.34	(12.59)

Total income (loss) from investment activities	1.40		6.20	7.91	12.14	(12.68)

Distributions to Shareholders From:
Net realized gains on investments	—		(3.64)	(2.00)	—	—

Net Asset Value, End of Period	$39.33		$37.93	$35.37	$29.46	$17.32

Total Return	3.72	% (c)	17.89%	27.70%	70.09%	(42.27)	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.87%		1.91%	1.94%	2.08%	2.36%
Net expenses (d)	1.85%		1.91%	1.94%	1.98%	1.98%
Net investment income (loss) (d)	0.21%		(0.25)%	(0.72)%	(0.88)%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$66,541		$87,717	$88,463	$38,653	$20,777
Portfolio turnover rate (e)	311	% (c)	692%	602%	1,202%	2,654	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	48%
Futures Contracts	19%
Swap Agreements	133%

Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

Russell 2000 - Sector Composition
% of Index

Financial	21.64%
Consumer, Non-cyclical	19.31%
Consumer, Cyclical	14.05%
Industrial	13.62%
Technology	9.79%
Communications	9.69%
Energy	5.52%
Basic Materials	3.57%
Utilities	2.77%
Diversified	0.04%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2006
(unaudited)

Common Stocks (48.3%)
	Shares	Value

3Com Corp. * (Telecommunications)	12,194	$62,433
Aaron Rents, Inc. (Commercial Services)	1,474	39,621
ABM Industries, Inc. (Commercial Services)	2,010	34,371
Acadia Realty Trust (REIT)	1,876	44,367
Accredited Home Lenders * (Diversified Financial Services)	536	25,626
Actuant Corp. (Miscellaneous Manufacturing)	1,206	60,240
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,144	83,422
Acxiom Corp. (Software)	2,814	70,350
Adaptec, Inc. * (Telecommunications)	8,040	34,894
ADTRAN, Inc. (Telecommunications)	1,876	42,079
Advance America Cash Advance Centers, Inc. (Commercial Services)	2,010	35,255
Advanta Corp.—Class B (Diversified Financial Services)	1,072	38,538
Advent Software, Inc. * (Software)	1,742	62,834
Advisory Board Co. * (Commercial Services)	670	32,220
ADVO, Inc. (Advertising)	1,072	26,382
Aeroflex, Inc. * (Telecommunications)	3,350	39,095
Aeropostale, Inc. * (Retail)	1,742	50,326
AGCO Corp. * (Machinery-Diversified)	2,680	70,538
Agile Software Corp. * (Internet)	9,112	57,770
AirTran Holdings, Inc. * (Airlines)	2,948	43,807
Alabama National BanCorp (Banks)	402	27,396
Alaska Air Group, Inc. * (Airlines)	1,072	42,258
Albany International Corp.—Class A (Machinery-Diversified)	1,072	45,442
Aleris International, Inc. * (Environmental Control)	1,206	55,295
Alexandria Real Estate Equities, Inc. (REIT)	670	59,416
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,474	53,241
Alkermes, Inc. * (Pharmaceuticals)	3,752	70,988
ALLETE, Inc. (Electric)	670	31,725
Amcore Financial, Inc. (Banks)	1,072	31,420
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	1,742	29,806
American Home Mortgage Investment Corp. (REIT)	938	34,575
American Medical Systems Holdings, Inc. * (Healthcare-Products)	2,010	33,467
American States Water Co. (Water)	938	33,440
AmSurg Corp. * (Healthcare-Services)	938	21,340
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	3,484	172,006
Analogic Corp. (Electronics)	670	31,229
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,340	40,428
Andrx Group * (Pharmaceuticals)	2,010	46,612
Angelica Corp. (Textiles)	1,474	25,854
Anixter International, Inc. (Telecommunications)	1,340	63,596
ANSYS, Inc. * (Software)	1,474	70,487
Anthracite Capital, Inc. (REIT)	1,876	22,812
Apollo Investment Corp. (Investment Companies)	1,742	32,192
Applera Corp.—Celera Genomics Group * (Biotechnology)	2,144	27,765
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,608	39,090
Applied Micro Circuits Corp. * (Semiconductors)	13,132	35,850
Apria Healthcare Group, Inc. * (Healthcare-Services)	1,340	25,326
aQuantive, Inc. * (Internet)	2,010	50,913
Aquila, Inc. * (Electric)	7,906	33,284
Arbitron, Inc. (Commercial Services)	1,072	41,090
Argonaut Group, Inc. * (Insurance)	1,340	40,254
Arkansas Best Corp. (Transportation)	1,072	53,825
Armor Holdings, Inc. * (Aerospace/Defense)	1,072	58,777
Arris Group, Inc. * (Telecommunications)	4,020	52,742
Arrow Financial Corp. (Banks)	1,474	40,432
ArthroCare Corp. * (Healthcare-Products)	938	39,405
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,144	36,855
Atmel Corp. * (Semiconductors)	15,410	85,525
ATMI, Inc. * (Semiconductors)	1,340	32,991
Atwood Oceanics, Inc. * (Oil & Gas)	1,340	66,464
Audiovox Corp.—Class A * (Telecommunications)	2,144	29,287
Aviall, Inc. * (Distribution/Wholesale)	1,072	50,941
Avista Corp. (Electric)	2,278	52,006
Avocent Corp. * (Internet)	2,010	52,763
Axcelis Technologies, Inc. * (Semiconductors)	4,154	24,509
Aztar Corp. * (Lodging)	1,072	55,701
Baldor Electric Co. (Hand/Machine Tools)	1,608	50,314
Bally Technologies, Inc * (Entertainment)	1,742	28,691
BancorpSouth, Inc. (Banks)	1,876	51,121
Bandag, Inc. (Auto Parts & Equipment)	804	29,418
Bank Mutual Corp. (Banks)	3,618	44,212

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	2,144	$31,817
BankUnited Financial Corp.—Class A (Savings & Loans)	1,474	44,986
Banner Corp. (Banks)	1,072	41,315
Banta Corp. (Commercial Services)	1,072	49,666
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,608	32,080
BE Aerospace, Inc. * (Aerospace/Defense)	1,876	42,885
BearingPoint, Inc. * (Commercial Services)	5,494	45,985
Belden, Inc. (Electrical Components & Equipment)	1,876	62,002
Benchmark Electronics, Inc. * (Electronics)	2,546	61,410
Berry Petroleum Co.—Class A (Oil & Gas)	1,340	44,421
Big Lots, Inc. * (Retail)	3,618	61,795
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	536	34,808
BioMed Realty Trust, Inc. (REIT)	1,340	40,120
Biosite Diagnostics, Inc. * (Healthcare-Products)	670	30,592
Black Box Corp. (Telecommunications)	804	30,817
Black Hills Corp. (Electric)	938	32,202
Blockbuster, Inc.—Class A * (Retail)	5,494	27,360
Blyth, Inc. (Household Products/Wares)	804	14,842
Bob Evans Farms, Inc. (Retail)	1,608	48,256
Boston Private Financial Holdings, Inc. (Banks)	1,474	41,125
Bowater, Inc. (Forest Products & Paper)	1,608	36,581
Bowne & Co., Inc. (Commercial Services)	2,412	34,492
Brady Corp.—Class A (Electronics)	1,340	49,366
Brandywine Realty Trust (REIT)	1,340	43,108
Briggs & Stratton Corp. (Machinery-Diversified)	1,742	54,194
Bright Horizons Family Solutions, Inc. * (Commercial Services)	804	30,303
Bristow Group, Inc. * (Transportation)	1,072	38,592
Brocade Communications Systems, Inc. * (Computers)	8,710	53,479
Brookline Bancorp, Inc. (Savings & Loans)	2,412	33,213
Brooks Automation, Inc. * (Semiconductors)	1,742	20,556
Brown Shoe Co., Inc. (Retail)	1,206	41,100
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,206	60,903
Building Materials Holding Corp. (Distribution/Wholesale)	804	22,407
Cabot Microelectronics Corp. * (Chemicals)	804	24,369
Cabot Oil & Gas Corp. (Oil & Gas)	1,474	72,226
California Water Service Group (Water)	804	28,735
Callaway Golf Co. (Leisure Time)	2,546	33,073
Cambrex Corp. (Biotechnology)	2,144	44,660
CARBO Ceramics, Inc. (Oil & Gas Services)	536	26,334
Carpenter Technology Corp. (Iron/Steel)	804	92,862
Carter’s, Inc. * (Apparel)	1,072	28,333
Cascade Bancorp (Banks)	1,608	45,844
Cascade Natural Gas Corp. (Gas)	1,608	33,913
Casey’s General Stores, Inc. (Retail)	2,412	60,324
Catalina Marketing Corp. (Advertising)	1,608	45,764
Cathay Bancorp, Inc. (Banks)	1,474	53,624
CEC Entertainment, Inc. * (Retail)	1,072	34,433
Centene Corp. * (Healthcare-Services)	1,340	31,530
Central Garden & Pet Co. * (Household Products/Wares)	804	34,612
Central Pacific Financial Corp. (Banks)	804	31,115
CH Energy Group, Inc. (Electric)	536	25,728
Champion Enterprises, Inc. * (Home Builders)	2,948	32,546
Charming Shoppes, Inc. * (Retail)	4,288	48,197
Chattem, Inc. * (Cosmetics/Personal Care)	804	24,417
Checkpoint Systems, Inc. * (Electronics)	2,412	53,571
Chemed Corp. (Commercial Services)	804	43,842
Chemical Financial Corp. (Banks)	938	28,703
Cheniere Energy, Inc. * (Oil & Gas)	1,340	52,260
Chiquita Brands International, Inc. (Food)	1,072	14,772
Chittenden Corp. (Banks)	1,340	34,639
Ciber, Inc. * (Computers)	4,824	31,790
CIENA Corp. * (Telecommunications)	17,286	83,146
Cimarex Energy Co. (Oil & Gas)	2,278	97,954
Cincinnati Bell, Inc. * (Telecommunications)	10,050	41,205
Citizens Banking Corp. (Banks)	1,474	35,980
City Holding Co. (Banks)	804	29,057
CKE Restaurants, Inc. (Retail)	2,278	37,838
Clarcor, Inc. (Miscellaneous Manufacturing)	1,474	43,910
CLECO Corp. (Electric)	1,742	40,502
Cleveland-Cliffs, Inc. (Iron/Steel)	670	53,124
CMGI, Inc. * (Internet)	14,874	17,998
CNET Networks, Inc. * (Internet)	5,226	41,703
Coca-Cola Bottling Co. Consolidated (Beverages)	804	40,819
Coeur d’Alene Mines Corp. * (Mining)	8,576	41,251
Cognex Corp. (Machinery-Diversified)	1,742	45,344
Coherent, Inc. * (Electronics)	1,340	45,198
Coldwater Creek, Inc. * (Retail)	1,742	46,616
Colonial Properties Trust (REIT)	938	46,337
Columbia Banking System, Inc. (Banks)	1,474	55,097
Commercial Capital Bancorp, Inc. (Savings & Loans)	1,608	25,326
Commercial Metals Co. (Metal Fabricate/Hardware)	3,752	96,427
Commercial Net Lease Realty (REIT)	1,340	26,733
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	670	22,217
Commscope, Inc. * (Telecommunications)	2,278	71,575
Community Bank System, Inc. (Banks)	1,340	27,028
Comstock Resources, Inc. * (Oil & Gas)	1,742	52,016
Comtech Telecommunications Corp. * (Telecommunications)	804	23,533
CONMED Corp. * (Healthcare-Products)	1,072	22,190
Consolidated Graphics, Inc. * (Commercial Services)	938	48,832
Continental Airlines, Inc.—Class B * (Airlines)	1,742	51,913
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	2,144	23,884
Corinthian Colleges, Inc. * (Commercial Services)	2,680	38,485
Corn Products International, Inc. (Food)	2,010	61,507
Corporate Office Properties Trust (REIT)	1,072	45,110
Corrections Corp. of America * (Commercial Services)	1,340	70,940
Corus Bankshares, Inc. (Banks)	1,072	28,065
CoStar Group, Inc. * (Commercial Services)	804	48,103
Cousins Properties, Inc. (REIT)	938	29,012
Covanta Holding Corp. * (Energy-Alternate Sources)	1,340	23,651
Cox Radio, Inc.—Class A * (Media)	2,144	30,916
Crane Co. (Miscellaneous Manufacturing)	1,608	66,893
Credence Systems Corp. * (Semiconductors)	3,082	10,787
Cross Country Healthcare, Inc. * (Commercial Services)	1,876	34,124
CSG Systems International, Inc. * (Software)	2,010	49,727
CSK Auto Corp. * (Retail)	2,010	24,060
CTS Corp. (Electronics)	3,082	45,891
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	2,546	64,108
Cumulus Media, Inc.—Class A * (Media)	2,948	31,455
Curtiss-Wright Corp. (Aerospace/Defense)	1,876	57,931
CV Therapeutics, Inc. * (Pharmaceuticals)	1,608	22,464
CVB Financial Corp. (Banks)	2,278	35,673
Cyberonics, Inc. * (Healthcare-Products)	536	11,428
Cymer, Inc. * (Electronics)	1,474	68,482
Cypress Semiconductor Corp. * (Semiconductors)	4,288	62,348
Delphi Financial Group, Inc.—Class A (Insurance)	1,608	58,466
Delta & Pine Land Co. (Agriculture)	1,206	35,456
Dendrite International, Inc. * (Software)	2,010	18,572
DeVry, Inc. * (Commercial Services)	1,742	38,272
Diagnostic Products Corp. (Healthcare-Products)	670	38,974

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Digital Insight Corp. * (Internet)	1,340	$45,949
Digital River, Inc. * (Internet)	1,206	48,710
Digitas, Inc. * (Internet)	3,082	35,813
Dionex Corp. * (Electronics)	804	43,947
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	804	36,236
Doral Financial Corp. (Diversified Financial Services)	2,412	15,461
Dress Barn, Inc. * (Retail)	2,680	67,937
Drew Industries, Inc. * (Building Materials)	1,608	52,099
DRS Technologies, Inc. (Aerospace/Defense)	804	39,195
DSP Group, Inc. * (Semiconductors)	1,340	33,299
Duquesne Light Holdings, Inc. (Electric)	1,742	28,638
Dycom Industries, Inc. * (Engineering & Construction)	1,608	34,234
Eagle Materials, Inc.—Class A (Building Materials)	2,010	95,476
EarthLink, Inc. * (Internet)	4,288	37,134
EastGroup Properties, Inc. (REIT)	670	31,276
Eclipsys Corp. * (Software)	1,876	34,068
Education Realty Trust, Inc. (REIT)	2,144	35,698
eFunds Corp. * (Software)	1,742	38,411
EGL, Inc. * (Transportation)	1,340	67,268
El Paso Electric Co. * (Electric)	1,742	35,119
Electronics for Imaging, Inc. * (Computers)	1,742	36,373
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	1,474	26,356
ElkCorp (Building Materials)	804	22,327
EMCOR Group, Inc. * (Engineering & Construction)	1,608	78,262
Emmis Communications Corp. * (Media)	1,742	27,245
Empire District Electric Co. (Electric)	1,340	27,537
Emulex Corp. * (Semiconductors)	2,546	41,423
Encore Acquisition Co. * (Oil & Gas)	1,742	46,738
Energy Partners, Ltd. * (Oil & Gas)	1,474	27,932
Entegris, Inc. * (Semiconductors)	3,618	34,480
Entercom Communications Corp. (Media)	1,474	38,560
Entertainment Properties Trust (REIT)	938	40,381
Entravision Communications Corp. * (Media)	4,154	35,600
Enzon, Inc. * (Biotechnology)	5,092	38,394
Epicor Software Corp. * (Software)	2,412	25,398
Equinix, Inc. * (Internet)	670	36,756
Equity Inns, Inc. (REIT)	2,412	39,943
Equity Lifestyle Properties, Inc. (REIT)	804	35,239
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	804	42,974
Esterline Technologies Corp. * (Aerospace/Defense)	938	39,011
Ethan Allen Interiors, Inc. (Home Furnishings)	1,206	44,079
Euronet Worldwide, Inc. * (Commercial Services)	1,072	41,133
Exar Corp. * (Semiconductors)	3,350	44,455
Exelixis, Inc. * (Biotechnology)	4,556	45,788
F.N.B. Corp. (Banks)	1,876	29,585
FactSet Research Systems, Inc. (Computers)	1,206	57,044
Fairchild Semiconductor International, Inc. * (Semiconductors)	4,020	73,042
Federal Signal Corp. (Miscellaneous Manufacturing)	2,144	32,460
FEI Co. * (Electronics)	1,206	27,352
FelCor Lodging Trust, Inc. (REIT)	1,608	34,958
Ferro Corp. (Chemicals)	1,608	25,664
Fidelity Bankshares, Inc. (Savings & Loans)	1,474	46,903
Filenet Corp. * (Software)	1,340	36,086
Financial Federal Corp. (Diversified Financial Services)	1,608	44,718
First BanCorp. (Banks)	1,206	11,216
First Charter Corp. (Banks)	1,206	29,583
First Citizens BancShares, Inc.—Class A (Banks)	134	26,867
First Commonwealth Financial Corp. (Banks)	2,010	25,527
First Community Bancorp.—Class A (Banks)	670	39,584
First Financial Bancorp. (Banks)	1,474	21,977
First Financial Bankshares, Inc. (Banks)	938	34,275
First Financial Holdings, Inc. (Savings & Loans)	1,072	34,304
First Industrial Realty Trust, Inc. (REIT)	1,072	40,672
First Merchants Corp. (Banks)	1,340	32,575
First Midwest Bancorp, Inc. (Banks)	1,340	49,687
First Niagara Financial Group, Inc. (Savings & Loans)	2,948	41,331
First Republic Bank (Banks)	670	30,686
FirstFed Financial Corp. * (Savings & Loans)	670	38,639
Fisher Communications, Inc. * (Media)	1,072	45,163
Florida East Coast Industries, Inc. (Transportation)	938	49,086
Flowers Foods, Inc. (Food)	1,206	34,540
Flowserve Corp. * (Machinery-Diversified)	1,608	91,495
Flushing Financial Corp. (Savings & Loans)	1,742	31,286
Formfactor, Inc. * (Semiconductors)	1,474	65,785
Forward Air Corp. (Transportation)	938	38,205
Fossil, Inc. * (Household Products/Wares)	1,742	31,373
Foundry Networks, Inc. * (Telecommunications)	4,958	52,852
Franklin Bank Corp. Houston * (Savings & Loans)	1,608	32,466
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,072	55,358
Fremont General Corp. (Banks)	2,278	42,280
Frontier Financial Corp. (Banks)	1,742	59,210
Frontier Oil Corp. (Oil & Gas)	3,216	104,197
FTI Consulting, Inc. * (Commercial Services)	1,474	39,459
Fuller (H.B.) Co. (Chemicals)	1,206	52,545
Furniture Brands International, Inc. (Home Furnishings)	1,608	33,511
G & K Services, Inc. (Textiles)	938	32,173
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	1,072	39,407
GameStop Corp. (New)—Class B * (Retail)	1,474	50,485
Gardner Denver, Inc. * (Machinery-Diversified)	2,144	82,544
Gartner Group, Inc. * (Commercial Services)	2,680	38,056
Gateway, Inc. * (Computers)	10,452	19,859
GATX Corp. (Trucking & Leasing)	1,206	51,255
Gaylord Entertainment Co. * (Lodging)	1,474	64,325
Gemstar-TV Guide International, Inc. * (Media)	6,700	23,584
GenCorp, Inc. * (Aerospace/Defense)	1,742	27,924
General Communication, Inc.—Class A * (Telecommunications)	3,082	37,970
Genesco, Inc. * (Retail)	1,072	36,309
Genesee & Wyoming, Inc.—Class A * (Transportation)	1,608	57,036
Genesis Healthcare Corp. * (Healthcare-Services)	536	25,390
Genesis Microchip, Inc. * (Semiconductors)	1,474	17,039
Georgia Gulf Corp. (Chemicals)	1,206	30,174
Glacier Bancorp, Inc. (Banks)	1,340	39,222
Glimcher Realty Trust (REIT)	938	23,272
Global Imaging Systems, Inc. * (Office/Business Equipment)	1,340	55,316
Gold Kist, Inc. * (Food)	1,474	19,707
Golden Telecom, Inc. (Telecommunications)	1,072	27,175
Granite Construction, Inc. (Engineering & Construction)	938	42,463
Greater Bay Bancorp (Banks)	1,608	46,230
Greif Brothers Corp.—Class A (Packaging & Containers)	804	60,268
Grey Wolf, Inc. * (Oil & Gas)	6,298	48,495
Griffon Corp. * (Miscellaneous Manufacturing)	1,608	41,969
Group 1 Automotive, Inc. (Retail)	1,608	90,594
Guitar Center, Inc. * (Retail)	804	35,754
Haemonetics Corp. * (Healthcare-Products)	804	37,394
Hancock Holding Co. (Banks)	938	52,528
Hanover Compressor Co. * (Oil & Gas Services)	2,814	52,847
Harbor Florida Bancshares, Inc. (Savings & Loans)	1,072	39,814
Harland (John H.) Co. (Household Products/Wares)	1,474	64,119
Harleysville National Corp. (Banks)	1,072	22,737
Headwaters, Inc. * (Energy-Alternate Sources)	1,340	34,250
Healthways, Inc. * (Healthcare-Services)	1,072	56,430
Heartland Express, Inc. (Transportation)	2,144	38,356
HEICO Corp. (Aerospace/Defense)	1,742	49,386

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	2,680	$108,165
Hercules, Inc. * (Chemicals)	3,886	59,301
Heritage Property Investment Trust (REIT)	670	23,396
Herley Industries, Inc. * (Aerospace/Defense)	2,412	27,039
Hibbett Sporting Goods, Inc. * (Retail)	1,608	38,431
Highwoods Properties, Inc. (REIT)	1,340	48,481
Hilb, Rogal, & Hobbs Co. (Insurance)	938	34,959
Holly Corp. (Oil & Gas)	1,608	77,506
Hologic, Inc. * (Healthcare-Products)	1,340	66,142
Home Properties of New York, Inc. (REIT)	804	44,630
Horace Mann Educators Corp. (Insurance)	1,742	29,527
Hot Topic, Inc. * (Retail)	1,474	16,966
Houston Exploration Co. * (Oil & Gas)	938	57,396
Human Genome Sciences, Inc. * (Biotechnology)	4,288	45,882
Hutchinson Technology, Inc. * (Computers)	804	17,391
Hydril * (Oil & Gas Services)	804	63,130
IBERIABANK Corp. (Banks)	536	30,841
ICOS Corp. * (Biotechnology)	2,546	55,987
IDACORP, Inc. (Electric)	1,340	45,949
IDT Corp.—Class B * (Telecommunications)	2,278	31,414
IHOP Corp. (Retail)	804	38,656
IKON Office Solutions, Inc. (Office/Business Equipment)	3,484	43,898
Imation Corp. (Computers)	1,072	44,006
Immucor, Inc. * (Healthcare-Products)	2,010	38,652
IMPAC Mortgage Holdings, Inc. (REIT)	1,876	20,974
Impax Laboratories, Inc. * (Pharmaceuticals)	1,876	11,725
Independent Bank Corp.—Massachusetts (Banks)	1,072	34,808
Independent Bank Corp.—Michigan (Banks)	1,072	28,194
Infinity Property & Casualty Corp. (Insurance)	938	38,458
Informatica Corp. * (Software)	3,618	47,613
Infospace, Inc. * (Internet)	1,072	24,302
Inland Real Estate Corp. (REIT)	1,742	25,921
Insight Enterprises, Inc. * (Retail)	2,278	43,396
Integra LifeSciences Holdings * (Biotechnology)	1,072	41,604
Integrated Device Technology, Inc. * (Semiconductors)	3,886	55,103
Interdigital Communications Corp. * (Telecommunications)	1,742	60,813
Intergraph Corp. * (Computers)	938	29,538
Intermagnetics General Corp. * (Electrical Components & Equipment)	2,010	54,230
Intermec Inc * (Machinery-Diversified)	1,742	39,961
Internet Security Systems, Inc. * (Internet)	1,608	30,311
Intuitive Surgical, Inc. * (Healthcare-Products)	1,072	126,464
Invacare Corp. (Healthcare-Products)	938	23,337
inVentiv Health, Inc. * (Advertising)	1,742	50,134
Investment Technology Group, Inc. * (Diversified Financial Services)	1,608	81,783
Itron, Inc. * (Electronics)	804	47,645
J2 Global Communications, Inc. * (Internet)	1,876	58,569
Jack Henry & Associates, Inc. (Computers)	2,680	52,689
Jack in the Box, Inc. * (Retail)	1,340	52,528
Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,340	42,009
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	2,814	24,763
Jarden Corp. * (Household Products/Wares)	1,340	40,803
JLG Industries, Inc. (Machinery-Construction & Mining)	2,948	66,330
Jo-Ann Stores, Inc. * (Retail)	1,072	15,705
Jones Lang LaSalle, Inc. (Real Estate)	938	82,122
Journal Register Co. (Media)	2,546	22,812
K-Swiss, Inc.—Class A (Apparel)	1,072	28,622
K-V Pharmaceutical Co. * (Pharmaceuticals)	1,876	35,006
Kansas City Southern Industries, Inc. * (Transportation)	2,412	66,812
Kaydon Corp. (Metal Fabricate/Hardware)	1,474	54,995
KCS Energy, Inc. * (Oil & Gas)	2,278	67,657
Keane, Inc. * (Software)	2,814	35,175
Kellwood Co. (Apparel)	1,876	54,911
Kelly Services, Inc.—Class A (Commercial Services)	2,010	54,612
KEMET Corp. * (Electronics)	5,092	46,948
Kennametal, Inc. (Hand/Machine Tools)	1,206	75,074
Kenneth Cole Productions, Inc. (Retail)	1,072	23,938
Keynote Systems, Inc. * (Internet)	3,082	31,775
KFx, Inc. * (Energy-Alternate Sources)	2,010	30,713
Kilroy Realty Corp. (REIT)	804	58,089
Kimball International, Inc.—Class B (Home Furnishings)	2,814	55,464
Kindred Healthcare, Inc. * (Healthcare-Services)	804	20,904
Kirby Corp. * (Transportation)	1,608	63,516
KNBT Bancorp, Inc. (Savings & Loans)	2,948	48,701
Knight Capital Group, Inc.—Class A * (Diversified Financial Services)	4,556	69,388
Knight Transportation, Inc. (Transportation)	2,010	40,602
Komag, Inc. * (Computers)	1,072	49,505
Kronos, Inc. * (Computers)	1,072	38,817
Kyphon, Inc. * (Healthcare-Products)	1,072	41,122
La-Z-Boy, Inc. (Home Furnishings)	2,010	28,140
Labor Ready, Inc. * (Commercial Services)	1,742	39,456
Laclede Group, Inc. (Gas)	1,072	36,834
Lakeland Financial Corp. (Banks)	2,680	65,096
Lancaster Colony Corp. (Miscellaneous Manufacturing)	670	26,445
Landauer, Inc. (Commercial Services)	536	25,674
LaSalle Hotel Properties (REIT)	1,206	55,838
Laserscope * (Healthcare-Products)	670	20,643
LCA-Vision, Inc. (Healthcare-Products)	670	35,450
Lennox International, Inc. (Building Materials)	1,608	42,580
Level 3 Communications, Inc. * (Telecommunications)	20,100	89,245
Lexington Corporate Properties Trust (REIT)	1,608	34,733
LIFE TIME FITNESS, Inc. * (Leisure Time)	938	43,401
Lin TV Corp.—Class A * (Media)	2,278	17,199
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,206	75,556
Littelfuse, Inc. * (Electrical Components & Equipment)	1,072	36,855
LKQ Corp. * (Distribution/Wholesale)	1,608	30,552
Lone Star Technologies, Inc. * (Oil & Gas Services)	938	50,671
Longs Drug Stores Corp. (Retail)	1,072	48,905
Longview Fibre Co. (Forest Products & Paper)	1,608	30,697
M/I Schottenstein Homes, Inc. (Home Builders)	536	18,803
Macdermid, Inc. (Chemicals)	1,206	34,733
Macrovision Corp. * (Entertainment)	1,876	40,372
MAF Bancorp, Inc. (Savings & Loans)	804	34,443
Magellan Health Services, Inc. * (Healthcare-Services)	1,072	48,572
Maguire Properties, Inc. (REIT)	1,072	37,702
Manhattan Associates, Inc. * (Computers)	1,742	35,345
Manitowoc Co. (Machinery-Diversified)	2,412	107,334
Martek Biosciences Corp. * (Biotechnology)	938	27,155
MascoTech, Inc. (a) * (Auto Parts & Equipment)	1,386	–
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,072	36,952
Maverick Tube Corp. * (Oil & Gas Services)	1,340	84,675
Maximus, Inc. (Commercial Services)	938	21,715
MB Financial, Inc. (Banks)	1,072	37,906
Medarex, Inc. * (Pharmaceuticals)	4,020	38,632
Media General, Inc.—Class A (Media)	804	33,680
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,608	38,592
Mentor Corp. (Healthcare-Products)	938	40,803
Mentor Graphics Corp. * (Computers)	2,814	36,526
Mercantile Bank Corp. (Banks)	804	32,039
Mercury Computer Systems, Inc. * (Computers)	1,072	16,498
Methode Electronics, Inc.—Class A (Electronics)	2,412	25,350
MGE Energy, Inc. (Electric)	804	25,045

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

MGI Pharma, Inc. * (Pharmaceuticals)	2,278	$48,977
Micrel, Inc. * (Semiconductors)	3,618	36,216
Micros Systems, Inc. * (Computers)	1,206	52,678
Microsemi Corp. * (Semiconductors)	2,144	52,271
MicroStrategy, Inc.—Class A * (Software)	536	52,271
Mid-America Apartment Communities, Inc. (REIT)	670	37,353
Mid-State Bancshares (Banks)	1,072	30,016
Midas, Inc. * (Commercial Services)	1,340	24,656
Midwest Banc Holdings, Inc. (Banks)	1,742	38,760
Mine Safety Appliances Co. (Environmental Control)	938	37,708
Minerals Technologies, Inc. (Chemicals)	670	34,840
Modine Manufacturing Co. (Auto Parts & Equipment)	1,206	28,172
Monaco Coach Corp. (Home Builders)	1,608	20,422
Moneygram International, Inc. (Software)	2,546	86,437
Moog, Inc.—Class A * (Aerospace/Defense)	1,072	36,684
Movie Gallery, Inc. (Retail)	938	5,825
MPS Group, Inc. * (Commercial Services)	4,288	64,577
MTS Systems Corp. (Computers)	804	31,766
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,206	39,834
Myriad Genetics, Inc. * (Biotechnology)	2,144	54,136
Nabi Biopharmaceuticals * (Pharmaceuticals)	2,010	11,537
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	1,206	36,059
National Financial Partners (Diversified Financial Services)	1,206	53,438
National Penn Bancshares, Inc. (Banks)	1,742	34,596
National Presto Industries, Inc. (Housewares)	1,474	77,061
Nationwide Health Properties, Inc. (REIT)	1,742	39,212
Navigant Consulting Co. * (Commercial Services)	1,742	39,456
NBT Bancorp, Inc. (Banks)	1,474	34,241
NBTY, Inc. * (Pharmaceuticals)	1,608	38,447
NCI Building Systems, Inc * (Building Materials)	938	49,873
NCO Group, Inc. * (Commercial Services)	1,474	38,973
Nektar Therapeutics * (Biotechnology)	2,814	51,609
NetBank, Inc. (Internet)	3,886	25,764
NETGEAR, Inc. * (Telecommunications)	1,340	29,011
NetIQ Corp. * (Software)	2,680	32,669
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	1,608	17,045
New Jersey Resources Corp. (Gas)	804	37,611
NewAlliance Bancshares, Inc. (Savings & Loans)	4,422	63,279
Newcastle Investment Corp. (REIT)	1,206	30,536
Newpark Resources, Inc. * (Oil & Gas Services)	3,886	23,899
NGP Capital Resources Co. (Investment Companies)	3,484	50,971
NICOR, Inc. (Gas)	670	27,805
Nordson Corp. (Machinery-Diversified)	1,072	52,721
Northwest Natural Gas Co. (Gas)	938	34,734
NorthWestern Corp. (Electric)	938	32,220
Novastar Financial, Inc. (REIT)	670	21,179
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	3,216	15,694
Nu Skin Enterprises, Inc. (Retail)	1,742	25,869
Oceaneering International, Inc. * (Oil & Gas Services)	2,948	135,165
Ohio Casualty Corp. (Insurance)	1,742	51,790
Oil States International, Inc. * (Oil & Gas Services)	1,608	55,122
Old National Bancorp. (Banks)	2,010	40,140
Old Second Bancorp, Inc. (Banks)	1,072	33,232
Olin Corp. (Chemicals)	2,144	38,442
OM Group, Inc. * (Chemicals)	1,072	33,071
OMEGA Healthcare Investors, Inc. (REIT)	2,412	31,887
OmniVision Technologies, Inc. * (Semiconductors)	2,278	48,111
ON Semiconductor Corp. * (Semiconductors)	5,762	33,881
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,072	18,042
Openwave Systems, Inc. * (Internet)	2,546	29,381
Orbital Sciences Corp. * (Aerospace/Defense)	2,814	45,418
Otter Tail Power Co. (Electric)	1,206	32,960
Owens & Minor, Inc. (Distribution/Wholesale)	1,340	38,324
Oxford Industries, Inc. (Apparel)	804	31,686
P.F. Chang’s China Bistro, Inc. * (Retail)	1,072	40,757
Pacer International, Inc. (Transportation)	1,206	39,291
Pacific Capital Bancorp (Banks)	1,340	41,701
Pacific Sunwear of California, Inc. * (Retail)	2,412	43,247
Palm, Inc. * (Computers)	2,412	38,833
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,206	22,263
Parametric Technology Corp. * (Software)	3,484	44,282
Park Electrochemical Corp. (Electronics)	1,742	44,857
Park National Corp. (Banks)	402	39,722
Parker Drilling Co. * (Oil & Gas)	4,556	32,712
Partners Trust Financial Group, Inc. (Savings & Loans)	2,412	27,521
Payless ShoeSource, Inc. * (Retail)	2,144	58,252
Pediatrix Medical Group, Inc. * (Healthcare-Services)	1,340	60,703
Peet’s Coffee & Tea, Inc. * (Beverages)	938	28,318
Penn Virginia Corp. (Oil & Gas)	804	56,184
Pennsylvania (REIT)	938	37,867
Peoples Energy Corp. (Gas)	804	28,872
Pep Boys-Manny, Moe & Jack (Retail)	2,278	26,721
Performance Food Group Co. * (Food)	1,206	36,638
Pericom Semiconductor Corp. * (Semiconductors)	5,226	43,376
Perot Systems Corp.—Class A * (Computers)	3,216	46,568
Perrigo Co. (Pharmaceuticals)	2,814	45,305
PETCO Animal Supplies, Inc. * (Retail)	1,876	38,327
Pharmion Corp. * (Pharmaceuticals)	1,206	20,538
PHH Corp. * (Commercial Services)	1,608	44,284
Phillips-Van Heusen Corp. (Apparel)	1,340	51,134
Photronics, Inc. * (Semiconductors)	1,206	17,849
Pier 1 Imports, Inc. (Retail)	3,216	22,448
Pinnacle Entertainment, Inc. * (Entertainment)	1,876	57,499
Plantronics, Inc. (Telecommunications)	1,742	38,690
Plexus Corp. * (Electronics)	2,680	91,682
PMC-Sierra, Inc. * (Semiconductors)	6,432	60,461
Polycom, Inc. * (Telecommunications)	3,350	73,432
PolyMedica Corp. (Healthcare-Products)	1,072	38,549
Post Properties, Inc. (REIT)	1,206	54,680
Potlatch Corp. (Forest Products & Paper)	938	35,410
Power Integrations, Inc. * (Semiconductors)	1,474	25,766
Powerwave Technologies, Inc. * (Telecommunications)	3,752	34,218
Premiere Global Services, Inc. * (Telecommunications)	2,680	20,234
Price Communications Corp. * (Telecommunications)	2,814	47,697
ProAssurance Corp. * (Insurance)	938	45,193
Progress Software Corp. * (Software)	1,340	31,369
ProQuest Co. * (Internet)	1,206	14,822
Prosperity Bancshares, Inc. (Banks)	1,474	48,480
Provident Bankshares Corp. (Banks)	1,072	39,010
Provident Financial Services, Inc. (Savings & Loans)	2,144	38,485
Provident New York Bancorp. (Savings & Loans)	3,350	44,287
PS Business Parks, Inc. (REIT)	536	31,624
PSS World Medical, Inc. * (Healthcare-Products)	2,278	40,207
Psychiatric Solutions, Inc. * (Healthcare-Services)	1,340	38,404
Quanex Corp. (Metal Fabricate/Hardware)	1,206	51,942
Quanta Services, Inc. * (Commercial Services)	3,618	62,700
Quest Software, Inc. * (Software)	2,680	37,627
Radio One, Inc.—Class D * (Media)	3,082	22,807
RAIT Investment Trust (REIT)	1,072	31,302
Ralcorp Holdings, Inc. * (Food)	938	39,893
Rambus, Inc. * (Semiconductors)	2,680	61,131
RARE Hospitality International, Inc. * (Retail)	1,340	38,538
RC2 Corp. * (Toys/Games/Hobbies)	938	36,263
Reader’s Digest Association, Inc. (Media)	3,216	44,895
Red Robin Gourmet Burgers, Inc. * (Retail)	536	22,812
Redwood Trust, Inc. (REIT)	536	26,173
Regal-Beloit Corp. (Hand/Machine Tools)	1,608	70,993
Regis Corp. (Retail)	1,608	57,261
Reliance Steel & Aluminum Co. (Iron/Steel)	1,206	100,038

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Remington Oil & Gas Corp. * (Oil & Gas)	1,206	$53,028
Republic Bancorp, Inc. (Banks)	2,412	29,885
Resource America, Inc.—Class A (Holding Companies-Diversified)	938	17,869
Resources Connection, Inc. * (Commercial Services)	1,474	36,879
RF Micro Devices, Inc. * (Telecommunications)	7,236	43,199
RLI Corp. (Insurance)	804	38,737
Rogers Corp. * (Electronics)	804	45,297
RSA Security, Inc. * (Internet)	2,680	72,868
Ruby Tuesday, Inc. (Retail)	2,010	49,064
Ruddick Corp. (Food)	1,608	39,412
Russell Corp. (Apparel)	1,742	31,635
Ryan’s Restaurant Group, Inc. * (Retail)	2,814	33,515
S & T Bancorp, Inc. (Banks)	1,072	35,623
SafeNet, Inc. * (Telecommunications)	1,072	18,996
Saga Communications, Inc. * (Media)	2,948	26,709
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	1,742	21,427
Sanderson Farms, Inc. (Food)	670	18,753
Sandy Spring Bancorp, Inc. (Banks)	1,072	38,656
Saxon Capital, Inc. (REIT)	1,340	15,330
ScanSource, Inc. * (Distribution/Wholesale)	1,340	39,289
Scholastic Corp. * (Media)	1,206	31,320
School Specialty, Inc. * (Retail)	804	25,607
SEACOR SMIT, Inc. * (Oil & Gas Services)	670	55,007
Seagate Technology, Inc. (Computers)	2,889	65,406
Select Comfort Corp. * (Retail)	2,010	46,170
Selective Insurance Group, Inc. (Insurance)	804	44,919
Semtech Corp. * (Semiconductors)	3,350	48,408
Senior Housing Properties Trust (REIT)	1,608	28,799
Sensient Technologies Corp. (Chemicals)	1,742	36,425
Serologicals Corp. * (Biotechnology)	1,876	58,980
SFBC International, Inc. * (Commercial Services)	670	10,157
Shaw Group, Inc. * (Engineering & Construction)	2,278	63,329
Shuffle Master, Inc. * (Entertainment)	1,742	57,103
Sierra Pacific Resources * (Electric)	3,484	48,775
Sigmatel, Inc. * (Semiconductors)	1,206	4,957
Silicon Image, Inc. * (Semiconductors)	3,216	34,668
Silicon Laboratories, Inc. * (Semiconductors)	1,340	47,101
Simpson Manufacturing Co., Inc. (Building Materials)	1,340	48,307
Sinclair Broadcast Group, Inc.—Class A (Media)	3,216	27,529
Skyline Corp. (Home Builders)	1,072	45,860
SkyWest, Inc. (Airlines)	1,608	39,878
Skyworks Solutions, Inc. * (Semiconductors)	5,226	28,795
Sohu.com, Inc. * (Internet)	1,072	27,647
SonoSite, Inc. * (Healthcare-Products)	804	31,388
Sonus Networks, Inc. * (Telecommunications)	6,700	33,165
South Jersey Industries, Inc. (Gas)	670	18,351
Sovran Self Storage, Inc. (REIT)	536	27,223
Spherion Corp. * (Commercial Services)	6,164	56,216
Spirit Finance Corp. (REIT)	2,546	28,668
St. Mary Land & Exploration Co. (Oil & Gas)	1,608	64,722
Stage Stores, Inc. (Retail)	804	26,532
Standex International Corp. (Miscellaneous Manufacturing)	1,072	32,535
Steel Dynamics, Inc. (Iron/Steel)	1,340	88,092
STERIS Corp. (Healthcare-Products)	1,876	42,885
Sterling Bancshares, Inc. (Banks)	2,278	42,713
Sterling Financial Corp.—Spokane (Savings & Loans)	2,412	73,590
Stewart Enterprises, Inc.—Class A (Commercial Services)	4,690	26,968
Stewart Information Services Corp. (Insurance)	670	24,328
Stone Energy Corp. * (Oil & Gas)	938	43,664
Strayer Education, Inc. (Commercial Services)	536	52,056
Sun Communities, Inc. (REIT)	804	26,154
Sunrise Assisted Living, Inc. * (Healthcare-Services)	1,876	51,871
Superior Energy Services, Inc. * (Oil & Gas Services)	3,082	104,480
Superior Industries International, Inc. (Auto Parts & Equipment)	1,072	19,607
SureWest Communications (Telecommunications)	1,474	28,478
SurModics, Inc. * (Healthcare-Products)	536	19,355
Susquehanna Bancshares, Inc. (Banks)	1,206	28,823
SVB Financial Group * (Banks)	1,072	48,733
Swift Energy Co. * (Oil & Gas)	938	40,268
Sycamore Networks, Inc. * (Telecommunications)	10,720	43,523
Symyx Technologies, Inc. * (Chemicals)	1,206	29,125
Tanger Factory Outlet Centers, Inc. (REIT)	938	30,363
Taubman Centers, Inc. (REIT)	1,474	60,286
Technitrol, Inc. (Electronics)	3,082	71,347
Tekelec * (Telecommunications)	1,876	23,169
Teledyne Technologies, Inc. * (Aerospace/Defense)	1,206	39,509
Telik, Inc. * (Biotechnology)	2,546	42,009
Tennant Co. (Machinery-Diversified)	938	47,163
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	1,876	48,776
Tessera Technologies, Inc. * (Semiconductors)	1,340	36,850
TETRA Technologies, Inc. * (Oil & Gas Services)	4,020	121,766
Texas Capital Bancshares, Inc. * (Banks)	1,608	37,466
Texas Industries, Inc. (Building Materials)	670	35,577
Texas Regional Bancshares, Inc.—Class A (Banks)	1,340	50,813
The Children’s Place Retail Stores, Inc. * (Retail)	670	40,234
The Finish Line, Inc.—Class A (Retail)	1,608	19,023
The Genlyte Group, Inc. * (Building Materials)	670	48,528
The Medicines Co. * (Pharmaceuticals)	2,144	41,915
The Nautilus Group, Inc. (Leisure Time)	1,206	18,946
The Navigators Group, Inc. * (Insurance)	804	35,231
The Phoenix Cos., Inc. (Insurance)	3,350	47,168
The Steak n Shake Co. * (Retail)	2,010	30,431
The Stride Rite Corp. (Apparel)	2,144	28,279
The Topps Co., Inc. (Toys/Games/Hobbies)	3,886	31,943
The Warnaco Group, Inc. * (Apparel)	1,876	35,044
Thor Industries, Inc. (Home Builders)	1,206	58,431
Thoratec Corp. * (Healthcare-Products)	1,742	24,162
THQ, Inc. * (Software)	2,010	43,416
Tibco Software, Inc. * (Internet)	6,700	47,235
Tierone Corp. (Savings & Loans)	1,742	58,827
Todco—Class A (Oil & Gas)	1,742	71,161
Too, Inc. * (Retail)	1,340	51,443
Tootsie Roll Industries, Inc. (Food)	938	27,324
Tractor Supply Co. * (Retail)	938	51,843
Trammell Crow Co. * (Real Estate)	1,206	42,415
Transaction Systems Architect, Inc. * (Software)	1,608	67,038
Tredegar Corp. (Miscellaneous Manufacturing)	2,278	36,038
Triarc Cos., Inc. (Retail)	1,876	29,322
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,010	81,204
Triumph Group, Inc. * (Aerospace/Defense)	938	45,024
TrustCo Bank Corp. NY (Banks)	2,680	29,534
Trustmark Corp. (Banks)	1,340	41,500
Trustreet Properties, Inc. (REIT)	1,876	24,744
Tuesday Morning Corp. (Retail)	938	12,335
Tupperware Corp. (Household Products/Wares)	1,876	36,938
U-Store-It Trust (REIT)	1,876	35,381
UCBH Holdings, Inc. (Banks)	2,814	46,544
UMB Financial Corp. (Banks)	1,072	35,740
Umpqua Holdings Corp. (Banks)	1,742	44,682
Unisource Energy Corp. (Electric)	1,072	33,393
United Auto Group, Inc. (Retail)	2,144	45,774
United Bankshares, Inc. (Banks)	938	34,359
United Community Banks, Inc. (Banks)	1,206	36,711
United Natural Foods, Inc. * (Food)	1,340	44,247
United Rentals, Inc. * (Commercial Services)	1,876	59,994
United Stationers, Inc. * (Distribution/Wholesale)	1,072	52,871

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

United Surgical Partners International, Inc. * (Healthcare-Services)	1,072	$32,235
United Therapeutics Corp. * (Pharmaceuticals)	670	38,706
Universal Corp. (Agriculture)	804	29,925
URS Corp. * (Engineering & Construction)	1,340	56,280
USA Mobility, Inc. (Telecommunications)	1,072	17,795
USEC, Inc. (Mining)	2,680	31,758
UTStarcom, Inc. * (Telecommunications)	3,618	28,184
Vail Resorts, Inc. * (Entertainment)	1,072	39,771
Valassis Communications, Inc. * (Commercial Services)	1,608	37,933
ValueClick, Inc. * (Internet)	3,216	49,366
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	2,144	69,915
Varian, Inc. * (Electronics)	1,072	44,499
Ventana Medical Systems, Inc. * (Healthcare-Products)	938	44,255
Veritas DGC, Inc. * (Oil & Gas Services)	1,206	62,205
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,948	108,220
Viad Corp. (Commercial Services)	1,608	50,330
Viasys Healthcare, Inc. * (Healthcare-Products)	1,206	30,874
Visteon Corp. * (Auto Parts & Equipment)	3,618	26,086
W Holding Co., Inc. (Banks)	3,082	20,495
W-H Energy Services, Inc. * (Oil & Gas Services)	1,474	74,923
Wabash National Corp. (Auto Manufacturers)	1,340	20,582
Wabtec Corp. (Machinery-Diversified)	2,010	75,174
Waddell & Reed Financial, Inc. (Diversified Financial Services)	2,412	49,591
Walter Industries, Inc. (Holding Companies-Diversified)	1,072	61,801
Washington Group International, Inc. (Engineering & Construction)	804	42,885
Washington (REIT)	1,206	44,260
Waste Connections, Inc. * (Environmental Control)	1,742	63,409
Watsco, Inc. (Distribution/Wholesale)	938	56,111
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	2,144	75,341
Watts Industries, Inc.—Class A (Electronics)	1,474	49,453
WCI Communities, Inc. * (Home Builders)	1,072	21,590
WD-40 Co. (Household Products/Wares)	938	31,489
WebEx Communications, Inc. * (Internet)	1,340	47,624
Websense, Inc. * (Internet)	1,876	38,533
Werner Enterprises, Inc. (Transportation)	1,474	29,878
Wesbanco, Inc. (Banks)	938	29,069
WESCO International, Inc. * (Distribution/Wholesale)	1,072	73,969
West Coast Bancorp (Banks)	1,474	43,439
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,206	43,754
Westamerica Bancorp (Banks)	1,072	52,496
WGL Holdings, Inc. (Gas)	1,072	31,034
Whiting Petroleum Corp. * (Oil & Gas)	938	39,274
Wind River Systems, Inc. * (Software)	2,814	25,045
Winnebago Industries, Inc. (Home Builders)	1,206	37,434
Wintrust Financial Corp. (Banks)	1,072	54,510
Witness Systems, Inc. * (Software)	2,010	40,542
WMS Industries, Inc. * (Leisure Time)	938	25,692
Wolverine World Wide, Inc. (Apparel)	2,010	46,893
Woodward Governor Co. (Electronics)	1,206	36,795
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,412	50,531
Wright Express Corp. * (Commercial Services)	1,340	38,512
Wright Medical Group, Inc. * (Healthcare-Products)	1,072	22,437
Yankee Candle Co., Inc. (Household Products/Wares)	1,474	36,865
Zale Corp. * (Retail)	1,608	38,737
Zenith National Insurance Corp. (Insurance)	804	31,895
Zoll Medical Corp. * (Healthcare-Products)	1,340	43,898

TOTAL COMMON STOCKS (Cost $26,021,955)		31,412,220

Repurchase Agreements (54.4%)
	Principal
	Amount

UBS **, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $35,403,539 (Collateralized by $37,269,000 of various U.S. Government Agency Obligations, 2.75% - 6.00%, 1/15/07-5/15/11 market value $36,096,377)	$35,389,000	35,389,000

TOTAL REPURCHASE AGREEMENTS (Cost $35,389,000)		35,389,000

Rights/Warrants (NM)
	Shares

OSI Pharmaceuticals, Inc. (Pharmaceuticals)	149	13

TOTAL RIGHTS/WARRANTS (Cost $0)		13

TOTAL INVESTMENT SECURITIES (Cost $61,410,955)—102.8%		66,801,233
Net other assets (liabilities)—(2.8)%		(1,816,673)

NET ASSETS—100.0%		$64,984,560

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed Security
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $20,288,800)	56	$363,748

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $8,115,520)	112	(302,843)

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/28/06 (Underlying notional amount at value $3,126,159)	4,314	163,545
Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/28/06 (Underlying notional amount at value $83,098,025)	114,670	3,323,528

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	June 30, 2006
(unaudited)

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2006:
Advertising	0.2%
Aerospace/Defense	0.8%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	NM
Auto Parts & Equipment	0.4%
Banks	4.0%
Beverages	0.1%
Biotechnology	1.1%
Building Materials	0.6%
Chemicals	0.6%
Commercial Services	2.7%
Computers	1.2%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.6%
Diversified Financial Services	0.7%
Electric	0.8%
Electrical Components & Equipment	0.2%
Electronics	1.4%
Energy-Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.3%
Environmental Control	0.2%
Food	0.5%
Forest Products & Paper	0.2%
Gas	0.4%
Hand/Machine Tools	0.5%
Healthcare-Products	1.5%
Healthcare-Services	0.6%
Holding Companies-Diversified	0.1%
Home Builders	0.4%
Home Furnishings	0.2%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	0.8%
Internet	1.4%
Investment Companies	0.1%
Iron/Steel	0.5%
Leisure Time	0.2%
Lodging	0.2%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	1.2%
Media	0.7%
Metal Fabricate/Hardware	0.5%
Mining	0.1%
Miscellaneous Manufacturing	1.0%
Office/Business Equipment	0.2%
Oil & Gas	1.9%
Oil & Gas Services	1.6%
Packaging & Containers	0.1%
Pharmaceuticals	1.3%
Real Estate	0.2%
Real Estate Investment Trust	2.6%
Retail	2.9%
Savings & Loans	1.3%
Semiconductors	2.0%
Software	1.5%
Telecommunications	2.1%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	0.9%
Trucking & Leasing	0.1%
Water	0.1%
Other ***	51.7%

*** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $26,021,955)	$31,412,233
Repurchase agreements, at cost	35,389,000

Total Investment Securities	66,801,233
Segregated cash balances with brokers for futures contracts	736,680
Dividends and interest receivable	48,466
Receivable for capital shares issued	11,187
Variation margin on futures contracts	68,880
Unrealized appreciation on swap agreements	3,487,073
Prepaid expenses	862

Total Assets	71,154,381

Liabilities:
Cash overdraft	183,338
Payable for capital shares redeemed	5,927,856
Advisory fees payable	26,700
Management services fees payable	3,560
Administration fees payable	1,131
Administrative services fees payable	5,287
Distribution fees payable	10,133
Trustee fees payable	4
Transfer agency fees payable	1,148
Fund accounting fees payable	2,026
Compliance services fees payable	537
Other accrued expenses	8,101

Total Liabilities	6,169,821

Net Assets	$64,984,560

Net Assets consist of:
Capital	$80,119,527
Accumulated net investment income (loss)	195,371
Accumulated net realized gains (losses) on investments	(24,268,594)
Net unrealized appreciation (depreciation) on investments	8,938,256

Net Assets	$64,984,560

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,701,966

Net Asset Value (offering and redemption price per share)	$24.05

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$240,562
Interest	465,814

Total Investment Income	706,376

Expenses:
Advisory fees	225,097
Management services fees	45,020
Administration fees	8,935
Transfer agency fees	8,377
Administrative services fees	124,031
Distribution fees	75,051
Custody fees	12,826
Fund accounting fees	15,208
Trustee fees	340
Compliance services fees	733
Other fees	16,290

Total Gross Expenses before reductions	531,908
Less Expenses reduced by the Advisor	(3,973)
Less Expenses reduced by the Administrator	(62)

Total Net Expenses	527,873

Net Investment Income (Loss)	178,503

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(76,865)
Net realized gains (losses) on futures contracts	27,250
Net realized gains (losses) on swap agreements	(2,337,311)
Change in net unrealized appreciation/depreciation on investments	7,308,861

Net Realized and Unrealized Gains (Losses) on Investments	4,921,935

Change in Net Assets Resulting from Operations	$5,100,438

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$178,503	$16,868
Net realized gains (losses) on investments	(2,386,926)	(4,650,591)
Change in net unrealized appreciation/depreciation on investments	7,308,861	(7,942,727)

Change in net assets resulting from operations	5,100,438	(12,576,450)

Distributions to Shareholders From:
Net realized gains on investments	—	(18,433,522)

Change in net assets resulting from distributions	—	(18,433,522)

Capital Transactions:
Proceeds from shares issued	491,215,880	589,308,982
Dividends reinvested	—	18,433,522
Cost of shares redeemed	(471,515,755)	(710,394,934)

Change in net assets resulting from capital transactions	19,700,125	(102,652,430)

Change in net assets	24,800,563	(133,662,402)
Net Assets:
Beginning of period	40,183,997	173,846,399

End of period	$64,984,560	$40,183,997

Accumulated net investment income (loss)	$195,371	$16,868

Share Transactions:
Issued	19,503,224	21,871,019
Reinvested	—	867,052
Redeemed	(18,669,209)	(26,523,716)

Change in shares	834,015	(3,785,645)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraSmall-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the
	six months ended		year ended	year ended	year ended	year ended	year ended
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$21.51		$30.75	$29.20	$14.64	$25.51	$27.61

Investment Activities:
Net investment income (loss) (a)	0.07		0.01	(0.21)	(0.14)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on investments	2.47		(0.18)	8.39	14.70	(10.71)	(1.93)

Total income (loss) from investment activities	2.54		(0.17)	8.18	14.56	(10.87)	(2.10)

Distributions to Shareholders From:
Net realized gains on investments	—		(9.07)	(6.63)	—	—	—

Net Asset Value, End of Period	$24.05		$21.51	$30.75	$29.20	$14.64	$25.51

Total Return	11.81	% (b)	(0.21)%	31.07%	99.45%	(42.61)%	(7.61)%

Ratios to Average Net Assets:
Gross expenses (c)	1.77%		1.91%	1.94%	2.00%	2.15%	2.11%
Net expenses (c)	1.76%		1.91%	1.94%	1.98%	1.98%	2.11%
Net investment income (loss) (c)	0.59%		0.03%	(0.68)%	(0.66)%	(0.78)%	(0.69)%

Supplemental Data:
Net assets, end of period (000’s)	$64,985		$40,184	$173,846	$88,165	$30,561	$89,041
Portfolio turnover rate (d)	92	% (b)	539%	481%	572%	1.511%	842%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006
Investment Objective: The ProFund VP UltraOTC seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	81%
Futures Contracts	44%
Swap Agreements	75%

Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

NASDAQ-100 - Sector Composition
% of Index

Technology	37.29%
Communications	29.63%
Consumer, Non-cyclical	17.10%
Consumer, Cyclical	11.68%
Industrial	3.58%
Energy	0.37%
Basic Materials	0.35%

PROFUNDS VP ProFund VP UltraOTC (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (80.9%)
	Shares	Value

Activision, Inc. * (Software)	9,984	$113,618
Adobe Systems, Inc. * (Software)	23,556	715,160
Akamai Technologies, Inc. * (Internet)	5,928	214,534
Altera Corp. * (Semiconductors)	20,280	355,914
Amazon.com, Inc. * (Internet)	11,232	434,454
American Power Conversion Corp. (Electrical Components & Equipment)	7,800	152,022
Amgen, Inc. * (Biotechnology)	22,152	1,444,976
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	4,836	238,753
Apollo Group, Inc.—Class A * (Commercial Services)	7,020	362,723
Apple Computer, Inc. * (Computers)	47,736	2,726,681
Applied Materials, Inc. (Semiconductors)	32,604	530,793
ATI Technologies, Inc. * (Semiconductors)	9,984	145,766
Autodesk, Inc. * (Software)	9,672	333,297
BEA Systems, Inc. * (Software)	14,508	189,910
Bed Bath & Beyond, Inc. * (Retail)	15,288	507,103
Biogen Idec, Inc. * (Biotechnology)	14,976	693,838
Biomet, Inc. (Healthcare-Products)	13,416	419,786
Broadcom Corp.—Class A * (Semiconductors)	17,160	515,658
C.H.Robinson Worldwide, Inc. (Transportation)	6,708	357,536
Cadence Design Systems, Inc. * (Computers)	11,856	203,330
CDW Corp. (Distribution/Wholesale)	3,276	179,033
Celgene Corp. * (Biotechnology)	13,884	658,518
Check Point Software Technologies, Ltd. * (Internet)	9,672	170,034
CheckFree Corp. * (Internet)	3,432	170,090
Cintas Corp. (Textiles)	8,112	322,533
Cisco Systems, Inc. * (Telecommunications)	87,828	1,715,281
Citrix Systems, Inc. * (Software)	8,736	350,663
Cognizant Technology Solutions Corp. * (Computers)	5,460	367,840
Comcast Corp.—Special Class A * (Media)	38,532	1,261,537
Comverse Technology, Inc. * (Telecommunications)	8,424	166,542
Costco Wholesale Corp. (Retail)	9,984	570,386
Dell, Inc. * (Computers)	33,852	826,327
DENTSPLY International, Inc. (Healthcare-Products)	3,120	189,072
Discovery Holding Co.—Class A * (Media)	9,516	139,219
eBay, Inc. * (Internet)	42,276	1,238,264
EchoStar Communications Corp.—Class A * (Media)	8,580	264,350
Electronic Arts, Inc. * (Software)	12,324	530,425
Expedia, Inc. * (Internet)	14,040	210,179
Expeditors International of Washington, Inc. (Transportation)	8,424	471,829
Express Scripts, Inc. * (Pharmaceuticals)	5,304	380,509
Fastenal Co. (Distribution/Wholesale)	5,772	232,554
Fiserv, Inc. * (Software)	8,892	403,341
Flextronics International, Ltd. * (Electronics)	25,272	268,389
Garmin, Ltd. (Electronics)	4,056	427,664
Genzyme Corp. * (Biotechnology)	13,104	799,999
Gilead Sciences, Inc. * (Pharmaceuticals)	18,096	1,070,560
Google, Inc.—Class A * (Internet)	5,304	2,224,126
IAC/InterActiveCorp * (Internet)	13,416	355,390
Intel Corp. (Semiconductors)	82,056	1,554,961
Intuit, Inc. * (Software)	8,892	536,988
Intuitive Surgical, Inc. * (Healthcare-Products)	1,404	165,630
JDS Uniphase Corp. * (Telecommunications)	78,000	197,340
Joy Global, Inc. (Machinery-Construction & Mining)	4,836	251,907
Juniper Networks, Inc. * (Telecommunications)	14,976	239,466
KLA -Tencor Corp. (Semiconductors)	9,672	402,065
Lam Research Corp. * (Semiconductors)	5,772	269,091
Lamar Advertising Co. * (Advertising)	3,432	184,848
Liberty Global, Inc.—Class A * (Media)	9,516	204,594
Lincare Holdings, Inc. * (Healthcare-Services)	3,744	141,673
Linear Technology Corp. (Semiconductors)	16,380	548,566
Marvell Technology Group, Ltd. * (Semiconductors)	11,232	497,915
Maxim Integrated Products, Inc. (Semiconductors)	18,096	581,063
MedImmune, Inc. * (Biotechnology)	10,764	291,704
Microchip Technology, Inc. (Semiconductors)	7,176	240,755
Microsoft Corp. (Software)	141,336	3,293,129
Millicom International Cellular SA * (Telecommunications)	3,900	177,177
Monster Worldwide, Inc. * (Internet)	5,304	226,269
Network Appliance, Inc. * (Computers)	15,756	556,187
NII Holdings, Inc.—Class B * (Telecommunications)	5,928	334,221
NTL, Inc. (Telecommunications)	12,636	314,636
NVIDIA Corp. * (Semiconductors)	13,884	295,590
Oracle Corp. * (Software)	89,544	1,297,493
PACCAR, Inc. (Auto Manufacturers)	7,488	616,861
Patterson Cos., Inc. * (Healthcare-Products)	5,304	185,269
Patterson-UTI Energy, Inc. (Oil & Gas)	7,020	198,736
Paychex, Inc. (Commercial Services)	14,508	565,522
Petsmart, Inc. (Retail)	5,616	143,770
Qualcomm, Inc. (Telecommunications)	81,432	3,262,981
Red Hat, Inc. * (Software)	7,332	171,569
Research In Motion, Ltd. * (Computers)	7,488	522,438
Ross Stores, Inc. (Retail)	5,616	157,529

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

SanDisk Corp. * (Computers)	7,176	$365,832
Sears Holdings Corp. * (Retail)	6,552	1,014,512
Sepracor, Inc. * (Pharmaceuticals)	4,212	240,674
Sigma-Aldrich Corp. (Chemicals)	2,652	192,641
Sirius Satellite Radio, Inc. * (Media)	61,152	290,472
Staples, Inc. (Retail)	19,656	478,034
Starbucks Corp. * (Retail)	42,900	1,619,903
Sun Microsystems, Inc. * (Computers)	61,308	254,428
Symantec Corp. * (Internet)	43,992	683,636
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	4,368	144,319
Tellabs, Inc. * (Telecommunications)	10,296	137,040
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	25,272	798,342
Urban Outfitters, Inc. * (Retail)	7,020	122,780
VeriSign, Inc. * (Internet)	9,360	216,871
Whole Foods Market, Inc. (Food)	5,460	352,934
Wynn Resorts, Ltd. * (Lodging)	4,368	320,174
Xilinx, Inc. (Semiconductors)	18,408	416,941
XM Satellite Radio Holdings, Inc.—Class A * (Media)	10,764	157,693
Yahoo!, Inc. * (Internet)	27,300	900,900

TOTAL COMMON STOCKS (Cost $35,657,789)		53,956,575

Repurchase Agreements (12.9%)
	Principal
	Amount

UBS **, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $8,602,533 (Collateralized by $8,607,000 of various of U.S. Government Agency Obligations, 5.375% - 6.00%, 2/15/07-5/15/11 market value $8,776,262)	$8,599,000	8,599,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,599,000)		8,599,000

TOTAL INVESTMENTS SECURITIES
(Cost $44,256,789)—93.8%		62,555,575
Net other assets (liabilities)—6.2%		4,116,914

NET ASSETS—100.0%		$66,672,489

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $33,314,600)	209	$459,659

Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $3,985,625)	125	(29,306)

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/28/06 (Underlying notional amount at value $24,413,335)	15,498	$736,719
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 07/28/06 (Underlying notional amount at value $25,791,963)	16,373	412,580

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.3%
Auto Manufacturers	0.9%
Biotechnology	5.8%
Chemicals	0.3%
Commercial Services	1.4%
Computers	8.7%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.2%
Electronics	1.0%
Food	0.5%
Healthcare-Products	1.4%
Healthcare-Services	0.2%
Internet	10.7%
Lodging	0.5%
Machinery-Construction & Mining	0.4%
Media	3.5%
Oil & Gas	0.3%
Pharmaceuticals	4.1%
Retail	6.9%
Semiconductors	9.5%
Software	12.0%
Telecommunications	10.0%
Textiles	0.5%
Transportation	1.2%
Other ***	19.1%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC (unaudited)

Statement of Assets and Liabilities

June 30, 2006

Assets:
Securities, at value (Cost $35,657,789)	$53,956,575
Repurchase agreements, at cost	8,599,000

Total Investment Securities	62,555,575
Cash	226,947
Segregated cash balances with brokers for futures contracts	3,939,598
Dividends and interest receivable	2,135
Receivable for investments sold	5,188,132
Receivable for capital shares issued	4,873,856
Unrealized appreciation on swap agreements	1,149,299
Prepaid expenses	1,015

Total Assets	77,936,557

Liabilities:
Payable for capital shares redeemed	10,977,242
Variation margin on futures contracts	180,959
Advisory fees payable	37,409
Management services fees payable	4,988
Administration fees payable	1,610
Administrative services fees payable	8,098
Distribution fees payable	14,683
Trustee fees payable	6
Transfer agency fees payable	1,636
Fund accounting fees payable	2,356
Compliance services fees payable	677
Other accrued expenses	34,404

Total Liabilities	11,264,068

Net Assets	$66,672,489

Net Assets consist of:
Capital	$109,219,761
Accumulated net investment income (loss)	(239,169)
Accumulated net realized gains (losses) on investments	(62,186,541)
Net unrealized appreciation (depreciation) on investments	19,878,438

Net Assets	$66,672,489

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	1,811,155

Net Asset Value (offering and redemption price per share)	$36.81

Statement of Operations
For the six months ended June 30,2006

Investment Income:
Interest	$326,916
Dividends	142,780

Total Investment Income	469,696

Expenses:
Advisory fees	296,480
Management services fees	59,296
Administration fees	11,004
Transfer agency fees	13,954
Administrative services fees	171,012
Distribution fees	98,963
Custody fees	17,452
Fund accounting fees	22,067
Trustee fees	534
Compliance services fees	1,170
Other fees	22,416

Total Gross Expenses before reductions	714,348
Less Expenses reduced by the Advisor	(5,474)
Less Expenses reduced by the Administrator	(9)

Total Net Expenses	708,865

Net Investment Income (Loss)	(239,169)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,236,743)
Net realized gains (losses) on futures contracts	(3,573,497)
Change in net unrealized appreciation/depreciation on investments	(2,604,458)

Net Realized and Unrealized Gains (Losses) on Investments	(7,414,698)

Change in Net Assets Resulting from Operations	$(7,653,867)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2006 (unaudited)	For the year ended December 31, 2005

From Investment Activities:
Operations:
Net investment income (loos)	$(239,169)	$(754,213)
Net realized gains (losses) on investments	(4,810,240)	(2,722,971)
Change in net unrealized appreciation/depreciation on investments	(2,604,458)	(10,997,905)

Change in net assets resulting from operations	(7,653,867)	(14,475,089)

Distributions to Shareholders From:
Net realized gains on investments	—	(7,090,790)

Change in net assets resulting from distributions	—	(7,090,790)

Capital Transactions:
Proceeds from shares issued	565,469,849	540,386,163
Dividends reinvested	—	7,090,790
Cost of shares redeemed	(590,492,351)	(578,182,068)

Change in net assets resulting from capital transactions	(25,022,502)	(30,705,115)

Change in net assets	(32,676,369)	(52,270,994)
Net Assets:
Beginning of period	99,348,858	151,619,852

End of period	$66,672,489	$99,348,858

Accumulated net investment income (loss)	$(239,169)	$—

Share Transactions:
Issued	13,670,654	189,620,146
Reinvested	—	2,355,740
Redeemed	(14,236,763)	(238,849,007)

Change in shares	(566,109)	(46,873,121)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated (a).

	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001

Net Asset Value, Beginning of Period	$41.79		$46.20	$45.60	$22.50	$72.45	$231.60

Investment Activities:
Net investment income (loss) (b)	(0.13)		(0.36)	(0.30)	(0.60)	(0.60)	(1.65)
Net realized and unrealized gains (losses) on investments	(4.85)		(1.15)	6.00	23.70	(49.35)	(157.50)

Total income (loss) from investment activities	(4.98)		(1.51)	5.70	23.10	(49.95)	(159.15)

Distributions to Shareholders From:
Net realized gains on investments	—		(2.90)	(5.10)	—	—	—

Net Asset Value, End of Period	$36.81		$41.79	$46.20	$45.60	$22.50	$72.45

Total Return	(11.90)	% (c)	(3.75)%	14.10%	102.67%	(68.94)%	(68.72)%
Ratios to Average Net Assets:
Gross expenses (d)	1.80%		1.85%	1.88%	1.97%	2.08%	1.95%
Net expenses (d)	1.79%		1.85%	1.88%	1.94%	1.98%	1.95%
Net investment income (loss) (d)	(0.60)%		(0.83)%	(0.61)%	(1.59)%	(1.64)%	(1.60)%
Supplemental Data:
Net assets, end of period (000’s)	$66,672		$99,349	$151,620	$114,077	$53,188	$102,131
Portfolio turnover rate (e)	115	% (c)	437%	504%	768%	982%	465%

(a)	Adjusted for 1:15 reverse stock split that occurred on December 16, 2005.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(37)%
Swap Agreements	(64)%
Options	NM

Total Exposure	(101)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%

S&P 500 - Sector Composition
% of Index

Financial	(21.36)%
Consumer, Non-cyclical	(20.48)%
Industrial	(11.73)%
Communications	(11.22)%
Energy	(10.20)%
Technology	(10.16)%
Consumer, Cyclical	(8.44)%
Utilities	(3.38)%
Basic Materials	(3.03)%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	June 30, 2006
(unaudited)

U.S. Government Agency Obligations (96.6%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 4.65%, 7/3/06	$11,624,000	$11,620,997
Federal Farm Credit Bank *, 4.65%, 7/3/06	11,624,000	11,620,997
Federal Home Loan Bank *, 4.65%, 7/3/06	11,624,000	11,620,997
Federal Home Loan Mortgage Corp. *, 4.65%, 7/3/06	11,624,000	11,620,997

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $46,483,988)		46,483,989

Repurchase Agreements (24.1%)

UBS *, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $11,616,771 (Collateralized by $12,097,000 of various U.S. Government Agency Obligations, 4.00% - 6.00%, 1/15/07-5/15/11 market value $11,847,583)	11,612,000	11,612,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,612,000)		11,612,000

Options Purchased( NM)
	Contracts

S&P 500 Futures Call Option 1700 expiring August 2006	25	175
S&P 500 Futures Call Option 1700 expiring July 2006	100	400
S&P 500 Futures Call Option 1700 expiring September 2006	100	1,050

TOTAL OPTIONS PURCHASED
(Cost $3,713)		1,625

TOTAL INVESTMENT SECURITIES
(Cost $58,099,701)—120.7%		58,097,614
Net other assets (liabilities)—(20.7)%		(9,960,330)

NET ASSETS—100.0%		$48,137,284

*	All or a portion of the market value of this security is held as collateral for swap agreements.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $17,600,000)	55	$(469,633)

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 7/28/06 (Underlying notional amount at value $25,378,320)	(19,980)	(882,911)
Equity Index Swap Agreement based on the S&P 500 Index expiring 7/28/06 (Underlying notional amount at value $5,665,587)	(4,460)	(137,220)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $46,487,701)	$46,485,614
Repurchase agreements, at cost	11,612,000

Total Investment Securities	58,097,614
Segregated cash balances with brokers for futures contracts	1,128,604
Segregated cash balances with custodian for swap agreements	769
Interest receivable	1,590
Receivable for capital shares issued	136,852
Variation margin on futures contracts	32,131
Prepaid expenses	668

Total Assets	59,398,228

Liabilities:
Cash overdraft	46,567
Payable for capital shares redeemed	10,091,572
Unrealized depreciation on swap agreements	1,020,131
Advisory fees payable	40,019
Management services fees payable	5,336
Administration fees payable	1,692
Administrative services fees payable	9,057
Distribution fees payable	13,865
Trustee fees payable	6
Transfer agency fees payable	1,719
Fund accounting fees payable	2,419
Compliance services fees payable	602
Other accrued expenses	27,959

Total Liabilities	11,260,944

Net Assets	$48,137,284

Net Assets consist of:
Capital	$89,970,030
Accumulated net investment income (loss)	1,670,600
Accumulated net realized gains (losses) on investments	(42,011,495)
Net unrealized appreciation (depreciation) on investments	(1,491,851)

Net Assets	$48,137,284

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,703,484

Net Asset Value (offering and redemption price per share)	$28.26

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$1,233,354

Expenses:
Advisory fees	199,815
Management services fees	39,963
Administration fees	7,610
Transfer agency fees	10,161
Administrative services fees	112,670
Distribution fees	66,674
Custody fees	13,218
Fund accounting fees	16,294
Trustee fees	368
Compliance services fees	967
Other fees	18,253

Total Gross Expenses before reductions	485,993
Less Expenses reduced by the Advisor	(5,643)
Less Expenses reduced by the Administrator	(128)

Total Net Expenses	480,222

Net Investment Income (Loss)	753,132

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,775)
Net realized gains (losses) on futures contracts	81,256
Net realized gains (losses) on swap agreements	708,434
Change in net unrealized appreciation/depreciation on investments	(1,928,319)

Net Realized and Unrealized Gains (Losses) on Investments	(1,144,404)

Change in Net Assets Resulting from Operations	$(391,272)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$753,132	$917,468
Net realized gains (losses) on investments	783,915	(3,378,290)
Change in net unrealized appreciation/depreciation on investments	(1,928,319)	642,471

Change in net assets resulting from operations	(391,272)	(1,818,351)

Capital Transactions:
Proceeds from shares issued	309,684,344	609,806,114
Cost of shares redeemed	(311,968,218)	(588,061,833)

Change in net assets resulting from capital transactions	(2,283,874)	21,744,281

Change in net assets	(2,675,146)	19,925,930
Net Assets:
Beginning of period	50,812,430	30,886,500

End of period	$48,137,284	$50,812,430

Accumulated net investment income (loss)	$1,670,600	$917,468

Share Transactions:
Issued	11,053,331	21,006,244
Redeemed	(11,150,552)	(20,284,962)

Change in shares	(97,221)	721,282

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
							For the period
	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	January 22, 2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$28.22		$28.61	$31.89	$42.29	$35.07	$30.00

Investment Activities:
Net investment income (loss) (b)	0.39		0.39	(0.22)	(0.36)	(0.23)	0.26
Net realized and unrealized gains (losses) on investments	(0.35)		(0.78)	(3.06)	(10.04)	7.53	4.81

Total income (loss) from investment activities	0.04		(0.39)	(3.28)	(10.40)	7.30	5.07

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.08)	—

Net Asset Value, End of Period	$28.26		$28.22	$28.61	$31.89	$42.29	$35.07

Total Return	0.14	% (c)	(1.36)%	(10.29)%	(24.59)%	20.82%	16.90	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.82%		1.86%	1.90%	1.98%	2.03%	1.89%
Net expenses (d)	1.80%		1.86%	1.90%	1.98%	1.98%	1.89%
Net investment income (loss) (d)	2.83%		1.36%	(0.70)%	(0.96)%	(0.57)%	0.77%

Supplemental Data:
Net assets, end of period (000’s)	$48,137		$50,812	$30,887	$54,301	$77,938	$37,290
Portfolio turnover rate (e)	—	(c)	—	—	—	— (f)	1,144	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Mid-Cap
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(25)%
Swap Agreements	(75)%
Options	NM

Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P MidCap 400 - Sector Composition
% of Index

Financial	(16.43)%
Industrial	(16.01)%
Consumer, Non-cyclical	(16.00)%
Consumer, Cyclical	(14.17)%
Energy	(11.65)%
Technology	(10.20)%
Utilities	(6.61)%
Communications	(4.71)%
Basic Materials	(3.78)%
Diversified	(0.44)%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	June 30, 2006
(unaudited)

U.S. Government Agency Obligations (104.6%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 4.65%, 7/3/06	$1,035,000	$1,034,733
Federal Farm Credit Bank *, 4.65%, 7/3/06	1,035,000	1,034,732
Federal Home Loan Bank *, 4.65%, 7/3/06	1,035,000	1,034,733
Federal Home Loan Mortgage Corp. *, 4.65%, 7/3/06	1,035,000	1,034,733

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,138,931)		4,138,931

Repurchase Agreements (26.1%)
UBS *, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $1,032,424 (Collateralized By $1,028,000 of various Federal National Mortgage Association Securities, 5.00% - 6.00%, 1/15/07-5/15/11, market value $1,054,912)	1,032,000	1,032,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,032,000)		1,032,000

Options Purchased (NM)
	Contracts

S&P MidCap 400 Futures Call Option 1100 expiring September 2006	30	930

TOTAL OPTIONS PURCHASED
(Cost $1,245)		930

TOTAL INVESTMENT SECURITIES
(Cost $5,172,176)—130.7%		5,171,861
Net other assets (liabilities)— (30.7)%		(1,213,718)

NET ASSETS—100.0%		$3,958,143

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring September 2006 (Underlying face amount at value $1,307,810)	17	$(735)

Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring September 2006 (Underlying face amount at value $2,307,900)	6	(34,074)

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 7/28/06 (Underlying notional amount at value $1,885,306)	(2,465)	(65,213)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 7/28/06 (Underlying notional amount at value $1,087,171)	(1,421)	(37,605)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Mid-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (Cost $4,140,176)	$4,139,861
Repurchase agreements, at cost	1,032,000

Total Investment Securities	5,171,861
Cash	8,450
Segregated cash balances with brokers for futures contracts	88,634
Segregated cash balances with custodian for swap agreements	232
Interest receivable	141
Prepaid and other expenses	170

Total Assets	5,269,488

Liabilities:
Payable for capital shares redeemed	1,197,325
Variation margin on futures contracts	5,235
Unrealized depreciation on swap agreements	102,818
Advisory fees payable	2,893
Management services fees payable	349
Administration fees payable	145
Administrative services fees payable	990
Distribution fees payable	1,189
Trustee fees payable	1
Transfer agency fees payable	147
Fund accounting fees payable	208
Compliance services fees payable	45

Total Liabilities	1,311,345

Net Assets	$3,958,143

Net Assets consist of:
Capital	$4,979,234
Accumulated net investment income (loss)	97,351
Accumulated net realized gains (losses) on investments	(980,500)
Net unrealized appreciation (depreciation) on investments	(137,942)

Net Assets	$3,958,143

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	152,382

Net Asset Value (offering and redemption price per share)	$25.98

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$75,547

Expenses:
Advisory fees	12,107
Management services fees	2,421
Administration fees	535
Transfer agency fees	566
Administrative services fees	6,516
Distribution fees	4,085
Custody fees	2,744
Fund accounting fees	585
Trustee fees	14
Compliance services fees	38
Other fees	609

Total Gross Expenses before reductions	30,220
Less Expenses reduced by the Advisor	(1,071)

Total Net Expenses	29,149

Net Investment Income (Loss)	46,398

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(870)
Net realized gains (losses) on futures contracts	(326,437)
Net realized gains (losses) on swap agreements	16,130
Change in net unrealized appreciation/depreciation on investments	(145,894)

Net Realized and Unrealized Gains (Losses) on Investments	(457,071)

Change in Net Assets Resulting from Operations	$(410,673)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Mid-Cap

Statements of Changes in Net Assets
	For the six months	For the Year ended
	ended June 30, 2006 (unaudited)	December 31, 2005

From Investment Activities:
Operations:
Net investment income (loss)	$46,398	$50,953
Net realized gains (losses) on investments	(311,177)	(641,421)
Change in net unrealized appreciation/depreciation on investments	(145,894)	11,306

Change in net assets resulting from operations	(410,673)	(579,162)

Distributions to Shareholders From:
Net investment income	—	(126)

Change in net assets resulting from distributions	—	(126)

Capital Transactions:
Proceeds from shares issued	35,245,192	99,485,831
Dividends reinvested	—	126
Cost of shares redeemed	(35,066,412)	(95,353,299)

Change in net assets resulting from capital transactions	178,780	4,132,658

Change in net assets	(231,893)	3,553,370
Net Assets:
Beginning of period	4,190,036	636,666

End of period	$3,958,143	$4,190,036

Accumulated net investment income (loss)	$97,351	$50,953

Share Transactions:
Issued	1,364,112	3,493,011
Reinvested	—	5
Redeemed	(1,370,511)	(3,356,075)

Change in shares	(6,399)	136,941

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the period
	six months ended		year ended	November 22, 2004 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$26.39		$29.15	$30.00

Investment Activities:
Net investment income (loss) (b)	0.37		0.40	—	(c)
Net realized and unrealized gains (losses) on investments	(0.78)		(3.16)	(0.85)

Total income (loss) from investment activities	(0.41)		(2.76)	(0.85)

Distributions to Shareholders from:
Net investment income	—		— (c)	—

Net Asset Value, End of Period	$25.98		$26.39	$29.15

Total Return	(1.59	)% (d)	(9.46)%	(2.83	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.87%		2.28%	3.86%
Net expenses (e)	1.81%		1.98%	1.98%
Net investment income (loss) (e)	2.88%		1.40%	0.03%

Supplemental Data:
Net assets, end of period (000’s)	$3,958		$4,190	$637
Portfolio turnover rate (f)	—	(d)	—	—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Russell 2000 Index.
Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(14)%
Swap Agreements	(87)%
Options	NM

Total Exposure	(101)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
Russell 2000 - Sector Composition
% of Index

Financial	(21.64)%
Consumer, Non-cyclical	(19.31)%
Consumer, Cyclical	(14.05)%
Industrial	(13.62)%
Technology	(9.79)%
Communications	(9.69)%
Energy	(5.52)%
Basic Materials	(3.57)%
Utilities	(2.77)%
Diversified	(0.04)%

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

U.S. Government Agency Obligations (85.1%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 4.65%, 7/3/06	$15,000,000	$14,996,125
Federal Farm Credit Bank *, 4.65%, 7/3/06	15,000,000	14,996,125
Federal Home Loan Bank *, 4.65%, 7/3/06	15,000,000	14,996,125
Federal Home Loan Mortgage Corp. *, 4.65%, 7/3/06	15,000,000	14,996,125

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $59,984,500)		59,984,500

Repurchase Agreements (21.3%)
UBS *, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $14,997,159 (Collateralized by $15,704,000 of various U.S. Government Agency Obligations, 3.25% - 5.375%, 1/15/07-8/15/08, market value $15,296,372)	14,991,000	14,991,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,991,000)		14,991,000

Options Purchased (NM)
	Contracts

Russell 2000 Futures Call Option 1050 expiring August 2006	50	925
Russell 2000 Futures Call Option 1050 expiring July 2006	70	560

TOTAL OPTIONS PURCHASED (Cost $3,540)		1,485

TOTAL INVESTMENT SECURITIES (Cost $74,979,040)—106.4%		74,976,985
Net other assets (liabilities)—(6.4)%		(4,505,969)

NET ASSETS—100.0%		$70,471,016

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $72,460)	1	$(109)

Futures Contracts Sold
Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $9,419,800)	26	(169,117)

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/28/06 (Underlying notional amount at value $549)	(1)	(29)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/28/06 (Underlying notional amount at value $61,647,243)	(85,069)	(3,432,841)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $59,988,040)	$59,985,985
Repurchase agreements, at cost	14,991,000

Total Investment Securities	74,976,985
Cash	158,195
Segregated cash balances with brokers for futures contracts	434,985
Segregated cash balances with custodian for swap agreements	736
Interest receivable	2,053
Prepaid expenses	129

Total Assets	75,573,083

Liabilities:
Payable for capital shares redeemed	1,512,372
Variation margin on futures contracts	69,344
Unrealized depreciation on swap agreements	3,432,870
Advisory fees payable	40,818
Management services fees payable	5,442
Administration fees payable	1,708
Administrative services fees payable	14,153
Distribution fees payable	13,704
Trustee fees payable	6
Transfer agency fees payable	1,748
Fund accounting fees payable	2,464
Compliance services fees payable	436
Other accrued expenses	7,002

Total Liabilities	5,102,067

Net Assets	$70,471,016

Net Assets consist of:
Capital	$72,216,879
Accumulated net investment income (loss)	629,833
Accumulated net realized gains (losses) on investments	1,228,455
Net unrealized appreciation (depreciation) on investments	(3,604,151)

Net Assets	$70,471,016

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,511,106

Net Asset Value (offering and redemption price per share)	$15.62

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$536,418

Expenses:
Advisory fees	84,513
Management services fees	16,903
Administration fees	7,616
Transfer agency fees	2,430
Administrative services fees	41,426
Distribution fees	28,175
Custody fees	814
Fund accounting fees	4,054
Trustee fees	66
Compliance services fees	299
Other fees	8,838

Total Gross Expenses before reductions	195,134
Less Expenses reduced by the Advisor	(4,150)
Less Expenses reduced by the Administrator	(27)

Total Net Expenses	190,957

Net Investment Income (Loss)	345,461

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(8,625)
Net realized gains (losses) on futures contracts	(61,935)
Net realized gains (losses) on swap agreements	1,823,466
Change in net unrealized appreciation/depreciation on investments	(3,664,750)

Net Realized and Unrealized Gains (Losses) on Investments	(1,911,844)

Change in Net Assets Resulting from Operations	$(1,566,383)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$345,461	$284,372
Net realized gains (losses) on investments	1,752,906	(550,642)
Change in net unrealized appreciation/depreciation on investments	(3,664,750)	195,249

Change in net assets resulting from operations	(1,566,383)	(71,021)

Capital Transactions:
Proceeds from shares issued	241,318,711	350,123,788
Cost of shares redeemed	(178,474,345)	(347,793,412)

Change in net assets resulting from capital transactions	62,844,366	2,330,376

Change in net assets	61,277,983	2,259,355
Net Assets:
Beginning of period	9,193,033	6,933,678

End of period	$70,471,016	$9,193,033

Accumulated net investment income (loss)	$629,833	$284,372

Share Transactions:
Issued	15,400,763	20,040,498
Redeemed	(11,442,753)	(19,892,414)

Change in shares	3,958,010	148,084

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	September 3, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$16.62		$17.12	$18.82	$28.74	$30.00

Investment Activities:
Net investment income (loss) (b)	0.24		0.23	(0.11)	(0.20)	(0.02)
Net realized and unrealized gains (losses) on investments	(1.24)		(0.73)	(1.59)	(9.72)	(1.24)

Total income (loss) from investment activities	(1.00)		(0.50)	(1.70)	(9.92)	(1.26)

Net Asset Value, End of Period	$15.62		$16.62	$17.12	$18.82	$28.74

Total Return	(6.02	)% (c)	(2.92)%	(9.03)%	(34.52)%	(4.20	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.73%		1.90%	2.28%	2.71%	1.73%
Net expenses (d)	1.70%		1.90%	1.98%	1.98%	1.73%
Net investment income (loss) (d)	3.07%		1.36%	(0.62)%	(0.80)%	(0.23)%

Supplemental Data:
Net assets, end of period (000’s)	$70,471		$9,193	$6,934	$125	$2,173
Portfolio turnover rate (e)	—	(c)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%
Options	NM

Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Dow Jones Industrial Average - Sector Composition
% of Index

Industrial	(26.84)%
Consumer, Non-cyclical	(20.95)%
Financial	(14.54)%
Technology	(10.82)%
Consumer, Cyclical	(10.58)%
Communications	(6.56)%
Basic Materials	(5.31)%
Energy	(4.40)%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	June 30, 2006
(unaudited)

U.S. Government Agency Obligations (81.9%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 4.65%, 7/3/06	$45,000	$44,988
Federal Farm Credit Bank *, 4.65%, 7/3/06	45,000	44,988
Federal Home Loan Bank *, 4.65%, 7/3/06	45,000	44,989
Federal Home Loan Mortgage Corp. *, 4.65%, 7/3/06	45,000	44,989

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $179,953)		179,954

Repurchase Agreements (20.5%)
UBS *, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $45,018 (Collateralized by $46,000 of various U.S. Government Agency Obligations, 5.00%-5.375%, 1/15/07-2/15/07 market value $46,878)	45,000	45,000

TOTAL REPURCHASE AGREEMENTS
(Cost $45,000)		45,000

Options Purchased (NM)
	Contracts

Dow Jones Futures Call Option 14000 expiring August 2006	5	38

TOTAL OPTIONS PURCHASED
(Cost $68)		38

TOTAL INVESTMENT SECURITIES
(Cost $225,021)—102.4%		224,992
Net other assets (liabilities)—(2.4)%		(5,273)

NET ASSETS—100.0%		$219,719

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 7/28/06 (Underlying notional amount at value $218,939)	(20)	$(5,001)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $180,021)	$179,992
Repurchase agreements, at cost	45,000

Total Investments	224,992
Cash	182
Segregated cash balances with custodian for swap agreements	31
Interest receivable	6

Total Assets	225,211

Liabilities:
Unrealized depreciation on swap agreements	5,001
Advisory fees payable	195
Management services fees payable	26
Administrative services fees payable	58
Distribution fees payable	110
Compliance services fees payable	2
Other accrued expenses	100

Total Liabilities	5,492

Net Assets	$219,719

Net Assets consist of:
Capital	$213,041
Accumulated net investment income (loss)	1,431
Accumulated net realized gains (losses) on investments	10,277
Net unrealized appreciation (depreciation) on investments	(5,030)

Net Assets	$219,719

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	7,158

Net Asset Value (offering and redemption price per share)	$30.70

Statement of Operations
For the period from May 1, 2006 (a) through June 30, 2006

Investment Income:
Interest	$2,145

Expenses:
Advisory fees	329
Management services fees	66
Administration fees	5
Transfer agency fees	2
Administrative services fees	58
Distribution fees	110
Custody fees	144
Fund accounting fees	3
Compliance services fees	1
Other fees	18

Total Gross Expenses before reductions	736
Less Expenses reduced by the Advisor	(22)

Total Net Expenses	714

Net Investment Income (Loss)	1,431

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(42)
Net realized gains (losses) on swap agreements	10,319
Change in net unrealized appreciation/depreciation on investments	(5,030)

Net Realized and Unrealized Gains (Losses) on Investments	5,247

Change in Net Assets Resulting from Operations	$6,678

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Statements of Changes in Net Assets
For the period
May 1, 2006 (a) through
June 30, 2006
(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,431
Net realized gains (losses) on investments	10,277
Change in net unrealized appreciation/depreciation on investments	(5,030)

Change in net assets resulting from operations	6,678

Capital Transactions:
Proceeds from shares issued	814,564
Cost of shares redeemed	(601,523)

Change in net assets resulting from capital transactions	213,041

Change in net assets	219,719
Net Assets:
Beginning of period	—

End of period	$219,719

Accumulated net investment income (loss)	$1,431

Share Transactions:
Issued	26,586
Redeemed	(19,428)

Change in shares	7,158

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the period from
	May 1, 2006 (a) through
	June 30, 2006
	(unaudited)

Net Asset Value, Beginning of Period	$30.00

Investment Activities:
Net investment income (loss) (b)	0.16
Net realized and unrealized gains (losses) on investments	0.54

Total income (loss) from investment activities	0.70

Net Asset Value, End of Period	$30.70

Total Return	2.30	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.68%
Net expenses (d)	1.63%
Net investment income (loss) (d)	3.27%

Supplemental Data:
Net assets, end of period (000’s)	$220
Portfolio turnover rate (e)	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short OTC
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Short OTC seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(44)%
Swap Agreements	(56)%
Options	NM

Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

NASDAQ-100 - Sector Composition
% of Index

Technology	(37.29)%
Communications	(29.63)%
Consumer, Non-cyclical	(17.10)%
Consumer, Cyclical	(11.68)%
Industrial	(3.58)%
Energy	(0.37)%
Basic Materials	(0.35)%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short OTC	June 30, 2006
(unaudited)

U.S. Government Agency Obligations (84.8%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 4.65%, 7/3/06	$17,994,000	$17,989,351
Federal Farm Credit Bank *, 4.65%, 7/3/06	17,994,000	17,989,352
Federal Home Loan Bank *, 4.65%, 7/3/06	17,994,000	17,989,351
Federal Home Loan Mortgage Corp. *, 4.65%, 7/3/06	17,994,000	17,989,351

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $71,957,405)		71,957,405

Repurchase Agreements (21.2%)
UBS *, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $17,984,386 (Collateralized by $18,799,000 of various Federal National Mortgage Association Securities, 3.25% - 6.00%, 8/15/08-5/15/11, market value $18,336,622)	17,977,000	17,977,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,977,000)		17,977,000

Options Purchased (NM)
	Contracts

NASDAQ Futures Call Option 2600 expiring July 2006	300	480

TOTAL OPTIONS PURCHASED (Cost $2,850)		480

TOTAL INVESTMENT SECURITIES (Cost $89,937,255)—106.0%		89,934,885
Net other assets (liabilities)—(6.0)%		(5,120,822)

NET ASSETS—100.0%		$84,814,063

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $3,156,615)	99	$(44,659)
NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $15,302,400)	96	(215,762)

Swap Agreements
	Units

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 7/28/06 (Underlying notional amount at value $21,546,826)	(13,679)	(650,826)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 7/28/06 (Underlying notional amount at value $44,959,770)	(28,542)	(1,677,526)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short OTC
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $71,960,255)	$71,957,885
Repurchase agreements, at cost	17,977,000

Total Investment Securities	89,934,885
Segregated cash balances with brokers for futures contracts	2,980,510
Segregated cash balances with custodian for swap agreements	506
Interest receivable	2,462
Variation margin on futures contracts	115,811
Prepaid expenses	372

Total Assets	93,034,546

Liabilities:
Cash Overdraft	143,445
Payable for capital shares redeemed	5,611,380
Unrealized depreciation on swap agreements	2,328,352
Advisory fees payable	66,698
Management services fees payable	8,893
Administration fees payable	2,803
Administrative services fees payable	20,822
Distribution fees payable	22,752
Trustee fees payable	11
Transfer agency fees payable	2,862
Fund accounting fees payable	4,032
Compliance services fees payable	857
Other accrued expenses	7,576

Total Liabilities	8,220,483

Net Assets	$84,814,063

Net Assets consist of:
Capital	$121,788,219
Accumulated net investment income (loss)	1,357,011
Accumulated net realized gains (losses) on investments	(35,740,024)
Net unrealized appreciation (depreciation) on investments	(2,591,143)

Net Assets	$84,814,063

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,287,764

Net Asset Value (offering and redemption price per share)	$19.78

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$1,340,482

Expenses:
Advisory fees	215,633
Management services fees	43,127
Administration fees	11,088
Transfer agency fees	6,472
Administrative services fees	118,469
Distribution fees	71,963
Custody fees	4,909
Fund accounting fees	10,506
Trustee fees	211
Compliance services fees	706
Other fees	10,513

Total Gross Expenses before reductions	493,597
Less Expenses reduced by the Advisor	(7,673)
Less Expenses reduced by the Administrator	(9)

Total Net Expenses	485,915

Net Investment Income (Loss)	854,567

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,700)
Net realized gains (losses) on futures contracts	1,521,147
Net realized gains (losses) on swap agreements	5,140,399
Change in net unrealized appreciation/depreciation on investments	(3,187,311)

Net Realized and Unrealized Gains (Losses) on Investments	3,468,535

Change in Net Assets Resulting from Operations	$4,323,102

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short OTC

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$854,567	$502,444
Net realized gains (losses) on investments	6,655,846	(2,617,723)
Change in net unrealized appreciation/depreciation on investments	(3,187,311)	713,826

Change in net assets resulting from operations	4,323,102	(1,401,453)

Capital Transactions:
Proceeds from shares issued	502,389,494	484,518,618
Cost of shares redeemed	(453,486,342)	(467,742,119)

Change in net assets resulting from capital transactions	48,903,152	16,776,499

Change in net assets	53,226,254	15,375,046
Net Assets:
Beginning of period	31,587,809	16,212,763

End of period	$84,814,063	$31,587,809

Accumulated net investment income (loss)	$1,357,011	$502,444

Share Transactions:
Issued	26,544,686	24,844,229
Redeemed	(23,958,803)	(24,023,098)

Change in shares	2,585,883	821,131

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short OTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$18.56		$18.41	$20.71	$33.37	$30.00

Investment Activities:
Net investment income (loss) (b)	0.28		0.23	(0.13)	(0.24)	(0.09)
Net realized and unrealized gains (losses) on investments	0.94		(0.08)	(2.17)	(12.21)	3.46

Total income (loss) from investment activities	1.22		0.15	(2.30)	(12.45)	3.37

Distributions to Shareholders From:
Net investment income	—		—	—	(0.21)	—

Net Asset Value, End of Period	$19.78		$18.56	$18.41	$20.71	$33.37

Total Return	6.57	% (c)	0.81%	(11.11)%	(37.31)%	11.23	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.72%		1.85%	1.86%	1.99%	1.96%
Net expenses (d)	1.69%		1.85%	1.86%	1.98%	1.96%
Net investment income (loss) (d)	2.97%		1.21%	(0.62)%	(0.93)%	(0.39)%

Supplemental Data:
Net assets, end of period (000’s)	$84,814		$31,588	$16,213	$31,524	$14,030
Portfolio turnover rate (e)	—	(c)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Banks seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	96%

Total Exposure	96%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Banks - Sector Composition
The Dow Jones U.S. Banks Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	June 30, 2006
(unaudited)

Common Stocks (96.2%)
	Shares	Value

Amcore Financial, Inc. (Banks)	416	$12,193
AmSouth Bancorp (Banks)	6,864	181,553
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	416	12,551
Associated Banc-Corp (Banks)	2,496	78,699
Astoria Financial Corp. (Savings & Loans)	1,872	57,002
BancorpSouth, Inc. (Banks)	1,456	39,676
Bank of America Corp. (Banks)	94,224	4,532,173
Bank of Hawaii Corp. (Banks)	1,040	51,584
Bank of New York Co., Inc. (Banks)	15,808	509,018
BB&T Corp. (Banks)	11,440	475,790
Cathay Bancorp, Inc. (Banks)	832	30,268
Chittenden Corp. (Banks)	1,040	26,884
Citigroup, Inc. (Diversified Financial Services)	102,752	4,956,756
Citizens Banking Corp. (Banks)	832	20,309
City National Corp. (Banks)	832	54,155
Comerica, Inc. (Banks)	3,328	173,023
Commerce Bancorp, Inc. (Banks)	3,744	133,548
Commerce Bancshares, Inc. (Banks)	1,456	72,873
Commercial Capital Bancorp, Inc. (Savings & Loans)	1,040	16,380
Compass Bancshares, Inc. (Banks)	2,704	150,342
Cullen/Frost Bankers, Inc. (Banks)	1,040	59,592
Dime Community Bancshares, Inc. (Savings & Loans)	624	8,468
Doral Financial Corp. (Diversified Financial Services)	1,872	12,000
Downey Financial Corp. (Savings & Loans)	416	28,226
East-West Bancorp, Inc. (Banks)	1,248	47,312
F.N.B. Corp. (Banks)	1,040	16,401
Fifth Third Bancorp (Banks)	9,776	361,223
First BanCorp. (Banks)	1,456	13,541
First Horizon National Corp. (Banks)	2,496	100,339
First Midwest Bancorp, Inc. (Banks)	1,040	38,563
First Niagara Financial Group, Inc. (Savings & Loans)	2,288	32,078
FirstFed Financial Corp. * (Savings & Loans)	416	23,991
FirstMerit Corp. (Banks)	1,456	30,489
Fulton Financial Corp. (Banks)	3,536	56,293
Golden West Financial Corp. (Savings & Loans)	6,240	463,007
Greater Bay Bancorp (Banks)	1,040	29,900
Harbor Florida Bancshares, Inc. (Savings & Loans)	416	15,450
Hudson City Bancorp, Inc. (Savings & Loans)	11,024	146,950
Huntington Bancshares, Inc. (Banks)	4,784	112,807
IndyMac Bancorp, Inc. (Diversified Financial Services)	1,248	57,221
J.P. Morgan Chase & Co. (Diversified Financial Services)	71,760	3,013,920
KeyCorp (Banks)	8,320	296,858
Lazard, Ltd.—Class A. (Diversified Financial Services)	832	33,613
M&T Bank Corp. (Banks)	1,664	196,219
MAF Bancorp, Inc. (Savings & Loans)	624	26,732
Marshall & Ilsley Corp. (Banks)	4,576	209,306
Mercantile Bankshares Corp. (Banks)	2,496	89,032
National City Corp. (Banks)	11,856	429,069
NetBank, Inc. (Internet)	1,040	6,895
New York Community Bancorp (Savings & Loans)	5,616	92,720
NewAlliance Bancshares, Inc. (Savings & Loans)	2,080	29,765
North Fork Bancorp, Inc. (Banks)	8,944	269,840
Northern Trust Corp. (Banks)	3,952	218,546
Old National Bancorp (Banks)	1,248	24,923
Pacific Capital Bancorp (Banks)	1,040	32,365
Park National Corp. (Banks)	208	20,552
People’s Bank (Savings & Loans)	1,248	40,997
PFF Bancorp, Inc. (Savings & Loans)	416	13,795
PNC Financial Services Group (Banks)	6,032	423,265
Popular, Inc. (Banks)	5,200	99,840
Provident Bankshares Corp. (Banks)	624	22,707
Provident Financial Services, Inc. (Savings & Loans)	1,248	22,402
Regions Financial Corp. (Banks)	9,360	310,003
Republic Bancorp, Inc. (Banks)	1,456	18,040
Sky Financial Group, Inc. (Banks)	2,288	54,020
South Financial Group, Inc. (Banks)	1,456	38,453
Sovereign Bancorp, Inc. (Savings & Loans)	8,112	164,755
Sterling Bancshares, Inc. (Banks)	1,040	19,500
SunTrust Banks, Inc. (Banks)	7,488	571,035
Susquehanna Bancshares, Inc. (Banks)	1,040	24,856
SVB Financial Group * (Banks)	832	37,823
Synovus Financial Corp. (Banks)	5,616	150,396
TCF Financial Corp. (Banks)	2,496	66,019
TD Banknorth, Inc. (Banks)	2,496	73,507
Texas Regional Bancshares, Inc.—Class A (Banks)	1,040	39,437
The Colonial BancGroup, Inc. (Banks)	3,120	80,122
TrustCo Bank Corp. NY (Banks)	1,456	16,045
Trustmark Corp. (Banks)	1,040	32,209
U.S. Bancorp (Banks)	36,816	1,136,878
UCBH Holdings, Inc. (Banks)	1,872	30,963
Umpqua Holdings Corp. (Banks)	1,248	32,011
UnionBanCal Corp. (Banks)	1,248	80,608
United Bankshares, Inc. (Banks)	832	30,476
Valley National Bancorp (Banks)	2,496	64,172
W Holding Co., Inc. (Banks)	2,704	17,982
Wachovia Corp. (Banks)	23,880	1,291,430
Washington Federal, Inc. (Savings & Loans)	1,872	43,412

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Banks	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Washington Mutual, Inc. (Savings & Loans)	20,592	$938,582
Webster Financial Corp. (Banks)	1,040	49,338
Wells Fargo & Co. (Banks)	28,928	1,940,490
Westamerica Bancorp (Banks)	624	30,557
Whitney Holding Corp. (Banks)	1,456	51,499
Wilmington Trust Corp. (Banks)	1,456	61,414
Wintrust Financial Corp. (Banks)	416	21,154
Zions Bancorp (Banks)	2,288	178,327

TOTAL COMMON STOCKS (Cost $24,702,433)		26,547,502

Repurchase Agreements (0.3%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $74,030 (Collateralized by $75,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $76,479)	$74,000	74,000

TOTAL REPURCHASE AGREEMENTS (Cost $74,000)		74,000

TOTAL INVESTMENT SECURITIES (Cost $24,776,433)—96.5%		26,621,502
Net other assets (liabilities)—3.5%		961,400

NET ASSETS—100.0%		$27,582,902

* Non-income producing security

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Banks	59.0%
Diversified Financial Services	29.3%
Internet	NM
Savings & Loans	7.9%
Other **	3.8%

** Includes non-equity securities and net other assets (liabilities).
NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $24,702,433)	$26,547,502
Repurchase agreements, at cost	74,000

Total Investment Securities	26,621,502
Cash	243
Dividends and interest receivable	32,491
Receivable for investments sold	883,823
Receivable for capital shares issued	82,640
Prepaid expenses	108

Total Assets	27,620,807

Liabilities:
Advisory fees payable	17,296
Management services fees payable	2,306
Administration fees payable	724
Administrative services fees payable	6,131
Distribution fees payable	5,778
Trustee fees payable	3
Transfer agency fees payable	741
Fund accounting fees payable	1,097
Compliance services fees payable	204
Other accrued expenses	3,625

Total Liabilities	37,905

Net Assets	$27,582,902

Net Assets consist of:
Capital	$29,452,603
Accumulated net investment income (loss)	247,140
Accumulated net realized gains (losses) on investments	(3,961,910)
Net unrealized appreciation (depreciation) on investments	1,845,069

Net Assets	$27,582,902

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	878,654

Net Asset Value (offering and redemption price per share)	$31.39

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$224,567
Interest	455

Total Investment Income	225,022

Expenses:
Advisory fees	50,484
Management services fees	10,097
Administration fees	3,222
Transfer agency fees	1,866
Administrative services fees	28,211
Distribution fees	16,828
Custody fees	4,079
Fund accounting fees	3,171
Trustee fees	54
Compliance services fees	206
Other fees	4,234

Total Gross Expenses before reductions	122,452
Less Expenses reduced by the Advisor	(1,805)

Total Net Expenses	120,647

Net Investment Income (Loss)	104,375

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(225,528)
Change in net unrealized appreciation/depreciation on investments	68,786

Net Realized and Unrealized Gains (Losses) on Investments	(156,742)

Change in Net Assets Resulting from Operations	$(52,367)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$104,375	$142,765
Net realized gains (losses) on investments	(225,528)	(77,597)
Change in net unrealized appreciation/depreciation on investments	68,786	(407,467)

Change in net assets resulting from operations	(52,367)	(342,299)

Distributions to Shareholders From:
Net investment income	—	(218,031)
Net realized gains on investments	—	(907,240)

Change in net assets resulting from distributions	—	(1,125,271)

Capital Transactions:
Proceeds from shares issued	43,565,289	73,808,575
Dividends reinvested	—	1,125,271
Cost of shares redeemed	(27,802,201)	(74,734,574)

Change in net assets resulting from capital transactions	15,763,088	199,272

Change in net assets	15,710,721	(1,268,298)
Net Assets:
Beginning of period	11,872,181	13,140,479

End of period	$27,582,902	$11,872,181

Accumulated net investment income (loss)	$247,140	$142,765

Share Transactions:
Issued	1,389,484	2,202,833
Reinvested	—	39,004
Redeemed	(903,157)	(2,206,519)

Change in shares	486,327	35,318

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$30.26		$36.81	$33.11	$25.98	$30.00

Investment Activities:
Net investment income (loss) (b)	0.24		0.56	0.50	0.38	0.19
Net realized and unrealized gains (losses) on investments	0.89	(c)	(0.92)	3.39	7.25	(4.21)

Total income (loss) from investment activities	1.13		(0.36)	3.89	7.63	(4.02)

Distributions to Shareholders From:
Net investment income	—		(1.20)	(0.19)	(0.50)	—
Net realized gains on investments	—		(4.99)	—	—	—

Total distributions	—		(6.19)	(0.19)	(0.50)	—

Net Asset Value, End of Period	$31.39		$30.26	$36.81	$33.11	$25.98

Total Return	3.73	% (d)	(0.15)%	11.77%	29.39%	(13.40)	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.82%		2.03%	1.98%	2.30%	2.11%
Net expenses (e)	1.79%		1.98%	1.98%	1.98%	1.98%
Net investment income (loss) (e)	1.55%		1.67%	1.46%	1.30%	1.06%

Supplemental Data:
Net assets, end of period (000’s)	$27,583		$11,872	$13,140	$5,759	$5,782
Portfolio turnover rate (f)	204	% (d)	883%	1,003%	1,457%	1,183	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuations market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials - Sector Composition
% of Index

Chemicals	50.52%
Industrial Metals	24.32%
Mining	17.34%
Forestry and Paper	7.82%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	June 30, 2006
(unaudited)

Common Stocks (100.4%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	15,808	$1,010,447
Airgas, Inc. (Chemicals)	4,940	184,015
AK Steel Holding Corp. * (Iron/Steel)	7,904	109,312
Albemarle Corp. (Chemicals)	2,964	141,916
Alcoa, Inc. (Mining)	66,443	2,150,095
Aleris International, Inc. * (Environmental Control)	2,470	113,250
Allegheny Technologies, Inc. (Iron/Steel)	6,669	461,762
Alpha Natural Resources, Inc. * (Coal)	3,952	77,538
Arch Coal, Inc. (Coal)	10,868	460,477
Ashland, Inc. (Chemicals)	5,434	362,448
Avery Dennison Corp. (Household Products/Wares)	7,410	430,225
Bowater, Inc. (Forest Products & Paper)	4,199	95,527
Cabot Corp. (Chemicals)	4,199	144,949
Cambrex Corp. (Biotechnology)	1,976	41,160
Caraustar Industries, Inc. * (Forest Products & Paper)	2,223	20,007
Carpenter Technology Corp. (Iron/Steel)	1,729	199,700
Celanese Corp.—Series A (Chemicals)	5,434	110,962
Chaparral Steel Co. * (Iron/Steel)	1,729	124,523
Chemtura Corp. (Chemicals)	18,278	170,717
Cleveland-Cliffs, Inc. (Iron/Steel)	1,729	137,092
Coeur d’Alene Mines Corp. * (Mining)	21,242	102,174
Commercial Metals Co. (Metal Fabricate/Hardware)	9,139	234,873
CONSOL Energy, Inc. (Coal)	14,079	657,771
Cytec Industries, Inc. (Chemicals)	2,964	159,048
Du Pont (Chemicals)	69,901	2,907,881
Eastman Chemical Co. (Chemicals)	6,175	333,450
Ecolab, Inc. (Chemicals)	13,832	561,303
Ferro Corp. (Chemicals)	3,211	51,248
FMC Corp. (Chemicals)	2,717	174,948
Foundation Coal Holdings, Inc. (Coal)	3,458	162,284
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	14,326	793,804
Fuller (H.B.) Co. (Chemicals)	2,223	96,856
Georgia Gulf Corp. (Chemicals)	2,717	67,979
Headwaters, Inc. * (Energy-Alternate Sources)	3,211	82,073
Hercules, Inc. * (Chemicals)	7,657	116,846
Huntsman Corp. * (Chemicals)	6,916	119,785
International Coal Group, Inc. * (Coal)	9,139	65,709
International Flavors & Fragrances, Inc. (Chemicals)	6,422	226,311
International Paper Co. (Forest Products & Paper)	37,297	1,204,693
KFx, Inc. * (Energy-Alternate Sources)	5,928	90,580
Lubrizol Corp. (Chemicals)	5,187	206,702
Lyondell Chemical Co. (Chemicals)	17,043	386,194
Macdermid, Inc. (Chemicals)	1,976	56,909
Massey Energy Co. (Coal)	6,175	222,300
Meridian Gold, Inc. * (Mining)	7,657	242,574
Minerals Technologies, Inc. (Chemicals)	1,482	77,064
Monsanto Co. (Agriculture)	20,501	1,725,979
Neenah Paper, Inc. (Forest Products & Paper)	1,235	37,606
Newmont Mining Corp. (Mining)	31,616	1,673,435
Nucor Corp. (Iron/Steel)	21,489	1,165,777
Olin Corp. (Chemicals)	5,434	97,432
OM Group, Inc. * (Chemicals)	2,223	68,580
Oregon Steel Mills, Inc. * (Iron/Steel)	2,717	137,643
Peabody Energy Corp. (Coal)	20,007	1,115,391
Phelps Dodge Corp. (Mining)	15,561	1,278,492
Pope & Talbot, Inc. (Forest Products & Paper)	1,235	7,694
PPG Industries, Inc. (Chemicals)	12,597	831,402
Praxair, Inc. (Chemicals)	24,700	1,333,800
Reliance Steel & Aluminum Co. (Iron/Steel)	2,470	204,887
Rohm & Haas Co. (Chemicals)	10,868	544,704
RPM, Inc. (Chemicals)	8,892	160,056
RTI International Metals, Inc. * (Mining)	1,729	96,547
Ryerson Tull, Inc. (Iron/Steel)	1,729	46,683
Schulman (A.), Inc. (Chemicals)	2,470	56,538
Sensient Technologies Corp. (Chemicals)	3,458	72,307
Sigma-Aldrich Corp. (Chemicals)	4,446	322,957
Southern Copper Corp. (Mining)	2,717	242,166
Steel Dynamics, Inc. (Iron/Steel)	3,705	243,567
Stillwater Mining Co. * (Mining)	3,458	43,847
The Dow Chemical Co. (Chemicals)	73,359	2,863,202
The Mosaic Co. * (Chemicals)	9,880	154,622
Titanium Metals Corp. * (Mining)	5,681	195,313
Tredegar Corp. (Miscellaneous Manufacturing)	1,976	31,260
Tronox, Inc.—Class B (Chemicals)	1,729	22,771
United States Steel Corp. (Iron/Steel)	8,398	588,868
USEC, Inc. (Mining)	6,669	79,028
Valspar Corp. (Chemicals)	7,163	189,175
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,705	46,127
Wellman, Inc. (Chemicals)	2,470	9,979
Weyerhaeuser Co. (Forest Products & Paper)	18,772	1,168,557
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,434	113,842

TOTAL COMMON STOCKS
(Cost $25,956,919)		32,917,715

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	June 30, 2006
(unaudited)

Repurchase Agreements (1.4%)
	Principal
	Amount	Value

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $445,183 (Collateralized by $446,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $454,794)	$445,000	$445,000

TOTAL REPURCHASE AGREEMENTS
(Cost $445,000)		445,000

TOTAL INVESTMENT SECURITIES
(Cost $26,401,919)—101.8%		33,362,715
Net other assets (liabilities)—(1.8)%		(575,099)

NET ASSETS—100.0%		$32,787,616

*	Non-income producing security

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Agriculture	5.3%
Biotechnology	0.1%
Chemicals	44.0%
Coal	8.4%
Energy-Alternate Sources	0.5%
Environmental Control	0.3%
Forest Products & Paper	7.9%
Household Products/Wares	1.3%
Iron/Steel	10.4%
Metal Fabricate/Hardware	1.1%
Mining	21.0%
Miscellaneous Manufacturing	0.1%
Other **	(0.4)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $25,956,919)	$32,917,715
Repurchase agreements, at cost	445,000

Total Investment Securities	33,362,715
Cash	787
Dividends and interest receivable	47,110
Receivable for capital shares issued	2,224,728
Prepaid expenses	383

Total Assets	35,635,723

Liabilities:
Payable for investments purchased	2,799,347
Advisory fees payable	17,552
Management services fees payable	2,340
Administration fees payable	750
Administrative services fees payable	1,629
Distribution fees payable	5,876
Trustee fees payable	3
Transfer agency fees payable	756
Fund accounting fees payable	1,105
Compliance services fees payable	278
Other accrued expenses	18,471

Total Liabilities	2,848,107

Net Assets	$32,787,616

Net Assets consist of:
Capital	$33,216,914
Accumulated net investment income (loss)	274,507
Accumulated net realized gains (losses) on investments	(7,664,601)
Net unrealized appreciation (depreciation) on investments	6,960,796

Net Assets	$32,787,616

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	874,385

Net Asset Value (offering and redemption price per share)	$37.50

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$503,395
Interest	1,559

Total Investment Income	504,954

Expenses:
Advisory fees	129,943
Management services fees	25,989
Administration fees	5,173
Transfer agency fees	5,921
Administrative services fees	76,313
Distribution fees	43,314
Custody fees	8,837
Fund accounting fees	9,459
Trustee fees	190
Compliance services fees	501
Other fees	13,081

Total Gross Expenses before reductions	318,721
Less Expenses reduced by the Advisor	(3,369)

Total Net Expenses	315,352

Net Investment Income (Loss)	189,602

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,260,517)
Change in net unrealized appreciation/depreciation on investments	2,010,195

Net Realized and Unrealized Gains (Losses) on Investments	(250,322)

Change in Net Assets Resulting from Operations	$(60,720)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials

Statements of Changes in Net Assets
	For the six months	For the year
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$189,602	$84,905
Net realized gains (losses) on investments	(2,260,517)	(1,465,827)
Change in net unrealized appreciation/depreciation on investments	2,010,195	(141,013)

Change in net assets resulting from operations	(60,720)	(1,521,935)

Distributions to Shareholders From:
Net investment income	—	(13,386)
Net realized gains on investments	—	(1,072,803)

Change in net assets resulting from distributions	—	(1,086,189)

Capital Transactions:
Proceeds from shares issued	90,084,099	168,707,904
Dividends reinvested	—	1,086,189
Cost of shares redeemed	(91,986,014)	(158,049,576)

Change in net assets resulting from capital transactions	(1,901,915)	11,744,517

Change in net assets	(1,962,635)	9,136,393
Net Assets:
Beginning of period	34,750,251	25,613,858

End of period	$32,787,616	$34,750,251

Accumulated net investment income (loss)	$274,507	$84,905

Share Transactions:
Issued	2,354,523	4,813,131
Reinvested	—	33,691
Redeemed	(2,485,954)	(4,548,974)

Change in shares	(131,431)	297,848

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Basic Materials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
						For the period
	For the six months ended		For the year ended	For the year ended	For the year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$34.55		$36.18	$33.74	$25.66	$30.00

Investment Activities:
Net investment income (loss) (b)	0.20		0.13	0.02	0.22	0.23
Net realized and unrealized gains (losses) on investments	2.75	(c)	0.59 (c)	3.40	7.88	(4.57)

Total income (loss) from investment activities	2.95		0.72	3.42	8.10	(4.34)

Distributions to Shareholders From:
Net investment income	—		(0.03)	(0.10)	(0.02)	—

Net realized gains on investments	—		(2.32)	(0.88)	—	—

Total distributions	—		(2.35)	(0.98)	(0.02)	—

Net Asset Value, End of Period	$37.50		$34.55	$36.18	$33.74	$25.66

Total Return	8.54	% (d)	2.44%	10.22%	31.58%	(14.47	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.84%		1.91%	1.96%	2.03%	2.21%
Net expenses (e)	1.82%		1.91%	1.96%	1.97%	1.98%
Net investment income (loss) (e)	1.09%		0.36%	0.06%	0.75%	1.25%

Supplemental Data:
Net assets, end of period (000’s)	$32,788		$34,750	$25,614	$50,929	$3,851
Portfolio turnover rate (f)	243	% (d)	650%	783%	1,009%	2,498	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Biotechnology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	87%
Swap Agreements	13%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Biotechnology - Sector Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	June 30, 2006
(unaudited)

Common Stocks (87.2%)
	Shares	Value

Affymetrix, Inc. * (Biotechnology)	4,186	$107,162
Albany Molecular Research, Inc. * (Commercial Services)	1,288	13,756
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,932	69,784
Amgen, Inc. * (Biotechnology)	53,633	3,498,480
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	6,923	341,789
Applera Corp.—Celera Genomics Group * (Biotechnology)	4,830	62,549
Biogen Idec, Inc. * (Biotechnology)	15,491	717,698
Biosite Diagnostics, Inc. * (Healthcare-Products)	1,127	51,459
Celgene Corp. * (Biotechnology)	15,652	742,374
Cell Genesys, Inc. * (Biotechnology)	2,898	14,548
Cell Therapeutics, Inc. * (Pharmaceuticals)	6,279	9,042
Charles River Laboratories International, Inc. * (Biotechnology)	4,508	165,894
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	3,381	85,134
CuraGen Corp. * (Biotechnology)	2,737	9,580
CV Therapeutics, Inc. * (Pharmaceuticals)	2,737	38,236
Delta & Pine Land Co. (Agriculture)	2,254	66,268
Enzo Biochem, Inc. * (Biotechnology)	1,771	26,707
Enzon, Inc. * (Biotechnology)	2,737	20,637
Gen-Probe, Inc. * (Healthcare-Products)	3,220	173,815
Genentech, Inc. * (Biotechnology)	28,658	2,344,224
Genzyme Corp. * (Biotechnology)	11,939	728,876
Gilead Sciences, Inc. * (Pharmaceuticals)	28,658	1,695,407
Human Genome Sciences, Inc. * (Biotechnology)	8,050	86,135
ICOS Corp. * (Biotechnology)	3,703	81,429
ImClone Systems, Inc. * (Pharmaceuticals)	4,186	161,747
Incyte Genomics, Inc. * (Biotechnology)	4,669	21,477
InterMune, Inc. * (Biotechnology)	1,610	26,485
Invitrogen Corp. * (Biotechnology)	3,220	212,745
Medarex, Inc. * (Pharmaceuticals)	7,567	72,719
MedImmune, Inc. * (Biotechnology)	15,295	414,495
Millennium Pharmaceuticals, Inc. * (Biotechnology)	19,320	192,620
Myriad Genetics, Inc. * (Biotechnology)	2,415	60,979
Nabi Biopharmaceuticals * (Pharmaceuticals)	3,703	21,255
Nektar Therapeutics * (Biotechnology)	5,474	100,393
Neurocrine Biosciences, Inc * (Pharmaceuticals)	2,254	23,892
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	2,898	14,142
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	2,576	43,354
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	3,542	116,744
PDL BioPharma, Inc. * (Biotechnology)	7,084	130,416
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	3,220	41,280
Savient Pharmaceuticals, Inc. * (Biotechnology)	3,703	19,441
Techne Corp. * (Healthcare-Products)	2,254	114,774
Telik, Inc. * (Biotechnology)	3,220	53,130
Trimeris, Inc. * (Pharmaceuticals)	966	11,099
United Therapeutics Corp. * (Pharmaceuticals)	1,449	83,709
Vertex Pharmaceuticals, Inc. * (Biotechnology)	6,762	248,233

TOTAL COMMON STOCKS(Cost $8,475,963)		13,336,112
TOTAL INVESTMENT SECURITIES(Cost $8,475,963)—87.2%		13,336,112
Net other assets (liabilities)—12.8%		1,964,334

NET ASSETS—100.0%		$15,300,446

* Non-income producing security

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 7/6/06 (Underlying notional amount at value $2,000,000)	4,603	$-

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Agriculture	0.4%
Biotechnology	66.7%
Commercial Services	0.1%
Healthcare-Products	2.2%
Pharmaceuticals	17.8%
Other **	12.8%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $8,475,963)	$13,336,112
Receivable for investments sold	2,028,133
Receivable for capital shares issued	695,121
Prepaid expenses	253

Total Assets	16,059,619

Liabilities:
Payable to custodian	64,429
Payable for investments purchased	668,032
Payable for capital shares redeemed	13
Advisory fees payable	9,784
Management services fees payable	1,305
Administration fees payable	413
Administrative services fees payable	2,661
Distribution fees payable	3,283
Trustee fees payable	2
Transfer agency fees payable	420
Fund accounting fees payable	617
Compliance services fees payable	178
Other accrued expenses	8,036

Total Liabilities	759,173

Net Assets	$15,300,446

Net Assets consist of:
Capital	$25,367,587
Accumulated net investment income (loss)	(178,031)
Accumulated net realized gains (losses) on investments	(14,749,259)
Net unrealized appreciation (depreciation) on investments	4,860,149

Net Assets	$15,300,446

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	764,491

Net Asset Value (offering and redemption price per share)	$20.01

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$1,252
Dividends	756

Total Investment Income	2,008

Expenses:
Advisory fees	71,632
Management services fees	14,326
Administration fees	2,636
Transfer agency fees	3,123
Administrative services fees	43,803
Distribution fees	23,877
Custody fees	6,370
Fund accounting fees	5,152
Trustee fees	130
Compliance services fees	277
Other fees	10,009

Total Gross Expenses before reductions	181,335
Less Expenses reduced by the Advisor	(1,296)

Total Net Expenses	180,039

Net Investment Income (Loss)	(178,031)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	652,288
Net realized gains (losses) on swap agreements	27,239
Change in net unrealized appreciation/depreciation on investments	(2,093,335)

Net Realized and Unrealized Gains (Losses) on Investments	(1,413,808)

Change in Net Assets Resulting from Operations	$(1,591,839)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Biotechnology

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(178,031)	$(391,668)
Net realized gains (losses) on investments	679,527	(1,240,759)
Change in net unrealized appreciation/depreciation on investments	(2,093,335)	4,270,642

Change in net assets resulting from operations	(1,591,839)	2,638,215

Distributions to Shareholders From:
Net realized gains on investments	—	(1,394,389)

Change in net assets resulting from distributions	—	(1,394,389)

Capital Transactions:
Proceeds from shares issued	32,533,734	146,454,818
Dividends reinvested	—	1,394,389
Cost of shares redeemed	(40,733,221)	(148,833,431)

Change in net assets resulting from capital transactions	(8,199,487)	(984,224)

Change in net assets	(9,791,326)	259,602
Net Assets:
Beginning of period	25,091,772	24,832,170

End of period	$15,300,446	$25,091,772

Accumulated net investment income (loss)	$(178,031)	$(391,668)

Share Transactions:
Issued	1,528,452	7,512,668
Reinvested	—	64,735
Redeemed	(1,918,576)	(7,717,493)

Change in shares	(390,124)	(140,090)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraOTC

Financial Highlights
For a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$21.73		$19.18	$21.96	$15.71	$25.44	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.19)		(0.38)	(0.41)	(0.37)	(0.35)	(0.48)
Net realized and unrealized gains (losses) on investments	(1.53)		4.06	2.25	6.62	(9.19)	(4.08)

Total income (loss) from investment activities	(1.72)		3.68	1.84	6.25	(9.54)	(4.56)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.13)	(4.62)	—	(0.19)	—

Net Asset Value, End of Period	$20.01		$21.73	$19.18	$21.96	$15.71	$25.44

Total Return	(7.92	)% (c)	19.24%	9.73%	39.78%	(37.51)%	(15.20	)% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.90%		1.92%	1.98%	2.04%	2.16%	2.03%
Net expenses (d)	1.89%		1.92%	1.98%	1.98%	1.98%	2.03%
Net investment income (loss) (d)	(1.86)%		(1.90)%	(1.88)%	(1.87)%	1.91%	(1.98)%
Supplemental Data:
Net assets, end of period (000’s)	$15,300		$25,092	$24,832	$14,342	$14,246	$44,247
Portfolio turnover rate (e)	206	% (c)	809%	788%	848%	1,049%	1,044	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods - Sector Composition
% of Index

Household Goods	25.19%
Beverages	21.67%
Tobacco	14.87%
Food Producers	14.53%
Personal Goods	12.12%
Automobiles & Parts	6.51%
Leisure Goods	5.09%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	June 30, 2006
(unaudited)

Common Stocks (99.4%)
	Shares	Value

Acco Brands Corp. * (Household Products/Wares)	288	$6,307
Activision, Inc. * (Software)	1,944	22,123
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	576	28,063
Altria Group, Inc. (Agriculture)	14,832	1,089,113
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	288	4,928
Anheuser-Busch Cos., Inc. (Beverages)	5,256	239,622
Archer-Daniels-Midland Co. (Agriculture)	4,320	178,329
ArvinMeritor, Inc. (Auto Parts & Equipment)	504	8,664
Avon Products, Inc. (Cosmetics/Personal Care)	3,240	100,440
Beazer Homes USA, Inc. (Home Builders)	288	13,211
Black & Decker Corp. (Hand/Machine Tools)	576	48,649
Blyth, Inc. (Household Products/Wares)	216	3,987
BorgWarner, Inc. (Auto Parts & Equipment)	432	28,123
Briggs & Stratton Corp. (Machinery-Diversified)	360	11,200
Brown-Forman Corp. (Beverages)	360	25,808
Brunswick Corp. (Leisure Time)	648	21,546
Bunge, Ltd. (Agriculture)	864	43,416
Callaway Golf Co. (Leisure Time)	504	6,547
Campbell Soup Co. (Food)	1,800	66,798
Carter’s, Inc. * (Apparel)	360	9,515
Centex Corp. (Home Builders)	864	43,459
Champion Enterprises, Inc. * (Home Builders)	576	6,359
Chiquita Brands International, Inc. (Food)	288	3,969
Church & Dwight, Inc. (Household Products/Wares)	432	15,733
Cintas Corp. (Textiles)	1,008	40,078
Clorox Co. (Household Products/Wares)	1,080	65,848
Coach, Inc. * (Apparel)	2,736	81,805
Coca-Cola Co. (Beverages)	15,624	672,145
Coca-Cola Enterprises, Inc. (Beverages)	2,016	41,066
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,744	224,266
ConAgra Foods, Inc. (Food)	3,744	82,780
Constellation Brands, Inc. * (Beverages)	1,440	36,000
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	432	4,812
Corn Products International, Inc. (Food)	504	15,422
D.R. Horton, Inc. (Home Builders)	1,944	46,307
Dean Foods Co. * (Food)	936	34,810
Del Monte Foods Co. (Food)	1,440	16,171
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,016	47,940
Electronic Arts, Inc. * (Software)	2,160	92,966
Energizer Holdings, Inc. * (Electrical Components & Equipment)	432	25,302
Ethan Allen Interiors, Inc. (Home Furnishings)	216	7,895
Fleetwood Enterprises, Inc. * (Home Builders)	432	3,257
Flowers Foods, Inc. (Food)	432	12,372
Ford Motor Co. (Auto Manufacturers)	12,816	88,815
Fossil, Inc. * (Household Products/Wares)	360	6,484
Furniture Brands International, Inc. (Home Furnishings)	360	7,502
G & K Services, Inc. (Textiles)	144	4,939
Garmin, Ltd. (Electronics)	432	45,550
General Mills, Inc. (Food)	2,520	130,183
General Motors Corp. (Auto Manufacturers)	3,024	90,085
Gentex Corp. (Electronics)	1,080	15,120
Genuine Parts Co. (Distribution/Wholesale)	1,224	50,992
Hain Celestial Group, Inc. * (Food)	288	7,419
Hansen Natural Corp * (Beverages)	144	27,413
Harley-Davidson, Inc. (Leisure Time)	1,944	106,707
Harman International Industries, Inc. (Home Furnishings)	432	36,880
Hasbro, Inc. (Toys/Games/Hobbies)	1,152	20,863
Heinz (H.J.) Co. (Food)	2,304	94,971
Herbalife, Ltd. * (Pharmaceuticals)	288	11,491
Herman Miller, Inc. (Office Furnishings)	504	12,988
HNI Corp. (Office Furnishings)	288	13,061
Hormel Foods Corp. (Food)	504	18,719
Hovnanian Enterprises, Inc.—Class A * (Home Builders)	216	6,497
Interface, Inc.—Class A * (Office Furnishings)	360	4,122
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	216	4,339
Jarden Corp * (Household Products/Wares)	360	10,962
JM Smucker Co. (Food)	432	19,310
Johnson Controls, Inc. (Auto Parts & Equipment)	1,368	112,476
Jones Apparel Group, Inc. (Apparel)	792	25,178
KB Home (Home Builders)	576	26,410
Kellogg Co. (Food)	1,800	87,174
Kellwood Co. (Apparel)	144	4,215
Kenneth Cole Productions, Inc. (Retail)	72	1,608
Kimberly-Clark Corp. (Household Products/Wares)	3,312	204,351
Kraft Foods, Inc. (Food)	1,512	46,721
La-Z-Boy, Inc. (Home Furnishings)	360	5,040
Lancaster Colony Corp. (Miscellaneous Manufacturing)	216	8,526
Lear Corp. (Auto Parts & Equipment)	504	11,194
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,296	32,374
Lennar Corp.—Class A (Home Builders)	936	41,530
Lennar Corp.—Class B (Home Builders)	72	2,937
Liz Claiborne, Inc. (Apparel)	720	26,683
Loews Corp.—Carolina Group (Agriculture)	648	33,288
M.D.C. Holdings, Inc. (Home Builders)	216	11,217

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Martek Biosciences Corp * (Biotechnology)	216	$6,253
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	432	8,640
Mattel, Inc. (Toys/Games/Hobbies)	2,808	46,360
McCormick & Co., Inc. (Food)	792	26,572
Meritage Homes Corp * (Home Builders)	144	6,804
Modine Manufacturing Co. (Auto Parts & Equipment)	216	5,046
Mohawk Industries, Inc. * (Textiles)	360	25,326
Molson Coors Brewing Co.—Class B (Beverages)	504	34,212
Monaco Coach Corp. (Home Builders)	216	2,743
NBTY, Inc. * (Pharmaceuticals)	432	10,329
Newell Rubbermaid, Inc. (Housewares)	1,944	50,214
NIKE, Inc.—Class B (Apparel)	1,296	104,975
Nu Skin Enterprises, Inc. (Retail)	360	5,346
Nutri/System, Inc. * (Commercial Services)	216	13,420
NVR, Inc. * (Home Builders)	72	35,370
Oakley, Inc. (Health Care Products)	216	3,640
PepsiAmericas, Inc. (Beverages)	504	11,143
PepsiCo, Inc. (Beverages)	11,880	713,276
Phillips-Van Heusen Corp. (Apparel)	360	13,738
Polaris Industries, Inc. (Leisure Time)	288	12,470
Polo Ralph Lauren Corp. (Apparel)	432	23,717
Pool Corp. (Distribution/Wholesale)	360	15,707
Procter & Gamble Co. (Cosmetics/Personal Care)	23,544	1,309,046
Pulte Homes, Inc. (Home Builders)	1,512	43,530
Quiksilver, Inc. * (Apparel)	864	10,524
Ralcorp Holdings, Inc. * (Food)	216	9,186
Reynolds American, Inc. (Agriculture)	576	66,413
Russell Corp. (Apparel)	216	3,923
Sara Lee Corp. (Food)	5,472	87,661
Select Comfort Corp * (Retail)	360	8,269
Smithfield Foods, Inc. * (Food)	648	18,682
Snap-on, Inc. (Hand/Machine Tools)	360	14,551
Spectrum Brands, Inc. * (Household Products/Wares)	288	3,721
Standard Pacific Corp. (Home Builders)	504	12,953
Steelcase, Inc.—Class A (Office Furnishings)	432	7,106
Superior Industries International, Inc. (Auto Parts & Equipment)	144	2,634
Take-Two Interactive Software, Inc. * (Software)	504	5,373
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	936	36,195
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,152	12,787
The Hershey Co. (Food)	1,152	63,441
The Nautilus Group, Inc. (Leisure Time)	216	3,393
The Pepsi Bottling Group, Inc. (Beverages)	936	30,092
The Ryland Group, Inc. (Home Builders)	360	15,685
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	360	15,235
The Stanley Works (Hand/Machine Tools)	576	27,199
The Stride Rite Corp. (Apparel)	216	2,849
The Timberland Co.—Class A * (Apparel)	360	9,396
Thor Industries, Inc. (Home Builders)	288	13,954
THQ, Inc. * (Software)	432	9,331
Toll Brothers, Inc. * (Home Builders)	864	22,092
Tootsie Roll Industries, Inc. (Food)	144	4,195
TreeHouse Foods, Inc. * (Food)	216	5,160
Tupperware Corp. (Household Products/Wares)	360	7,088
Tyson Foods, Inc.—Class A (Food)	1,656	24,608
Universal Corp. (Agriculture)	216	8,040
UST, Inc. (Agriculture)	1,152	52,059
V. F. Corp. (Apparel)	648	44,012
Visteon Corp * (Auto Parts & Equipment)	936	6,749
WCI Communities, Inc. * (Home Builders)	216	4,350
WD-40 Co. (Household Products/Wares)	144	4,834
Weight Watchers International, Inc. (Commercial Services)	360	14,720
Whirlpool Corp. (Home Furnishings)	576	47,606
Winnebago Industries, Inc. (Home Builders)	216	6,705
Wolverine World Wide, Inc. (Apparel)	432	10,079
Wrigley (Wm.) Jr. Co. (Food)	1,224	55,521
Yankee Candle Co., Inc. (Household Products/Wares)	288	7,203

TOTAL COMMON STOCKS (Cost $7,137,211)		8,436,936

Repurchase Agreements (0.2%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $18,007 (Collateralized by $19,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $19,375)	$18,000	18,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,000)		18,000

TOTAL INVESTMENT SECURITIES (Cost $7,155,211)—99.6%		8,454,936
Net other asset (liabilities)—0.4%		36,946

NET ASSETS—100.0%		$8,491,882

*	Non-income producing security

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of June 30, 2006:
Agriculture	17.3%
Apparel	4.4%
Auto Manufacturers	2.1%
Auto Parts & Equipment	2.3%
Beverages	21.7%
Biotechnology	0.1%
Commercial Services	0.3%
Cosmetics/Personal Care	20.1%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.3%
Electronics	0.7%
Food	11.0%
Hand/Machine Tools	1.1%
Healthcare-Products	NM
Home Builders	4.3%
Home Furnishings	1.2%
Household Products/Wares	4.1%
Housewares	0.6%
Leisure Time	1.8%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	1.0%
Office Furnishings	0.4%
Pharmaceuticals	0.3%
Retail	0.2%
Software	1.5%
Textiles	0.8%
Toys/Games/Hobbies	0.9%
Other **	0.6%

NM	Not meaningful, amount is less than 0.05%.
**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $7,137,211)	$8,436,936
Repurchase agreements, at cost	18,000

Total Investments	8,454,936
Cash	443
Dividends and interest receivable	26,789
Receivable for investments sold	234,295
Prepaid expenses	96

Total Assets	8,716,559

Liabilities:
Payable for capital shares redeemed	212,879
Advisory fees payable	4,711
Management services fees payable	530
Administration fees payable	263
Administrative services fees payable	1,080
Distribution fees payable	2,064
Trustee fees payable	1
Transfer agency fees payable	266
Fund accounting fees payable	457
Compliance services fees payable	87
Other accrued expenses	2,339

Total Liabilities	224,677

Net Assets	$8,491,882

Net Assets consist of:
Capital	$9,792,431
Accumulated net investment income (loss)	38,201
Accumulated net realized gains (losses) on investments	(2,638,475)
Net unrealized appreciation (depreciation) on investments	1,299,725

Net Assets	$8,491,882

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	284,810

Net Asset Value (offering and redemption price per share)	$29.82

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$104,463
Interest	266

Total Investment Income	104,729

Expenses:
Advisory fees	33,011
Management services fees	6,602
Administration fees	1,349
Transfer agency fees	848
Administrative services fees	18,913
Distribution fees	11,004
Custody fees	7,441
Fund accounting fees	1,653
Trustee fees	26
Compliance services fees	78
Other fees	1,904

Total Gross Expenses before reductions	82,829
Less Expenses reduced by the Advisor	(2,792)

Total Net Expenses	80,037

Net Investment Income (Loss)	24,692

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(286,031)
Change in net unrealized appreciation/depreciation on investments	158,758

Net Realized and Unrealized Gains (Losses) on Investments	(127,273)

Change in Net Assets Resulting from Operations	$(102,581)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$24,692	$13,509
Net realized gains (losses) on investments	(286,031)	(82,628)
Change in net unrealized appreciation/depreciation on investments	158,758	171,891

Change in net assets resulting from operations	(102,581)	102,772

Distributions to Shareholders From:
Net investment income	—	(35,189)

Change in net assets resulting from distributions	—	(35,189)

Capital Transactions:
Proceeds from shares issued	22,144,234	79,077,020
Dividends reinvested	—	35,189
Cost of shares redeemed	(20,462,566)	(82,237,408)

Change in net assets resulting from capital transactions	1,681,668	(3,125,199)

Change in net assets	1,579,087	(3,057,616)
Net Assets:
Beginning of period	6,912,795	9,970,411

End of period	$8,491,882	$6,912,795

Accumulated net investment income (loss)	$38,201	$13,509

Share Transactions:
Issued	737,071	2,647,337
Reinvested	—	1,164
Redeemed	(684,619)	(2,748,531)

Change in shares	52,452	(100,030)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Goods

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the		For the	For the	For the period
	six months ended		year ended		year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005		December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$29.75		$30.00		$29.53	$25.11	$30.00

Investment Activities:
Net investment income (loss) (b)	0.08		0.04		0.07	0.04	0.04
Net realized and unrealized gains (losses) on investments	(0.01)		(0.15	) (c)	2.54	4.59	(4.93)

Total income (loss) from investment activities	0.07		(0.11)		2.61	4.63	(4.89)

Distributions to Shareholders From:
Net investment income	—		(0.14)		(0.03)	(0.21)	—
Net realized gains on investments	—		—		(2.11)	—	—

Total distributions	—		(0.14)		(2.14)	(0.21)	—

Net Asset Value, End of Period	$29.82		$29.75		$30.00	$29.53	$25.11

Total Return	0.24	% (d)	(0.37)%		9.26%	18.46%	(16.30	)% (d)
Ratios to Average Net Assets:
Gross expenses (e)	1.88%		2.08%		1.99%	2.33%	2.10%
Net expenses (e)	1.82%		1.98%		1.98%	1.98%	1.98%
Net investment income (loss) (e)	0.56%		0.13%		0.24%	0.13%	0.22%
Supplemental Data:
Net assets, end of period (000’s)	$8,492		$6,913		$9,970	$2,406	$4,952
Portfolio turnover rate (f)	221	% (d)	870%		1,547%	1,472%	1,057	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services - Sector Composition
% of Index

General Retailers	40.94%
Media	29.32%
Travel & Leisure	18.24%
Food & Drug Retailers	11.50%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2006
(unaudited)

Common Stocks (100.3%)
	Shares	Value

Abercrombie & Fitch Co.—Class A (Retail)	195	$10,809
Adesa, Inc. (Commercial Services)	195	4,337
Advance Auto Parts, Inc. (Retail)	234	6,763
ADVO, Inc. (Advertising)	78	1,920
Aeropostale, Inc. * (Retail)	117	3,380
AirTran Holdings, Inc. * (Airlines)	195	2,898
Alaska Air Group, Inc. * (Airlines)	78	3,075
Amazon.com, Inc. * (Internet)	702	27,153
American Eagle Outfitters, Inc. (Retail)	312	10,620
American Greetings Corp.—Class A (Household Products/Wares)	117	2,458
AmerisourceBergen Corp. (Pharmaceuticals)	468	19,619
AMR Corp. * (Airlines)	468	11,896
Andrx Group * (Pharmaceuticals)	156	3,618
AnnTaylor Stores Corp. * (Retail)	156	6,767
Apollo Group, Inc.—Class A * (Commercial Services)	312	16,121
Applebee’s International, Inc. (Retail)	156	2,998
aQuantive, Inc. * (Internet)	156	3,951
Aramark Corp. (Commercial Services)	273	9,039
Arbitron, Inc. (Commercial Services)	78	2,990
AutoNation, Inc. * (Retail)	351	7,525
AutoZone, Inc. * (Retail)	117	10,319
Avid Technology, Inc. * (Software)	117	3,900
Aztar Corp. * (Lodging)	78	4,053
Bally Technologies, Inc. * (Entertainment)	117	1,927
Barnes & Noble, Inc. (Retail)	117	4,271
Bed Bath & Beyond, Inc. * (Retail)	663	21,992
Belo Corp.—Class A (Media)	195	3,042
Best Buy Co., Inc. (Retail)	936	51,330
Big Lots, Inc. * (Retail)	273	4,663
BJ’s Wholesale Club, Inc. * (Retail)	156	4,423
Bob Evans Farms, Inc. (Retail)	78	2,341
Borders Group, Inc. (Retail)	156	2,880
Boyd Gaming Corp. (Lodging)	117	4,722
Brinker International, Inc. (Retail)	195	7,079
Cablevision Systems Corp.—Class A (Media)	507	10,875
Cardinal Health, Inc. (Pharmaceuticals)	975	62,721
Career Education Corp. * (Commercial Services)	234	6,994
Carmax, Inc. * (Retail)	234	8,298
Carnival Corp. (Leisure Time)	975	40,697
Casey’s General Stores, Inc. (Retail)	117	2,926
Catalina Marketing Corp. (Advertising)	117	3,330
CBRL Group, Inc. (Retail)	78	2,646
CBS Corp.—Class B (Media)	1,521	41,143
CEC Entertainment, Inc. * (Retail)	78	2,505
Cendant Corp. (Commercial Services)	2,301	37,484
Charming Shoppes, Inc. * (Retail)	273	3,069
Cheesecake Factory, Inc. * (Retail)	156	4,204
Chemed Corp. (Commercial Services)	78	4,253
Chico’s FAS, Inc. * (Retail)	429	11,574
Choice Hotels International, Inc. (Lodging)	78	4,727
Christopher & Banks Corp. (Retail)	78	2,262
Circuit City Stores, Inc. (Retail)	429	11,677
Claire’s Stores, Inc. (Retail)	234	5,969
Clear Channel Communications, Inc. (Media)	1,092	33,797
CNET Networks, Inc. * (Internet)	312	2,490
Coldwater Creek, Inc. * (Retail)	156	4,175
Comcast Corp.—Special Class A * (Media)	4,680	153,224
Continental Airlines, Inc.—Class B * (Airlines)	195	5,811
Copart, Inc. * (Retail)	156	3,831
Corinthian Colleges, Inc. * (Commercial Services)	195	2,800
Costco Wholesale Corp. (Retail)	1,092	62,386
CVS Corp. (Retail)	1,872	57,470
Darden Restaurants, Inc. (Retail)	312	12,293
DeVry, Inc. * (Commercial Services)	156	3,427
Dick’s Sporting Goods, Inc. * (Retail)	78	3,089
Digitas, Inc. * (Internet)	195	2,266
Dillards, Inc.—Class A (Retail)	156	4,969
DIRECTV Group, Inc. * (Media)	1,950	32,175
Discovery Holding Co.—Class A * (Media)	624	9,129
Dollar General Corp. (Retail)	741	10,359
Dollar Tree Stores, Inc. * (Retail)	234	6,201
Dow Jones & Co., Inc. (Media)	117	4,096
DreamWorks Animation SKG, Inc.—Class A * (Entertainment)	117	2,679
Dress Barn, Inc. * (Retail)	117	2,966
Dun & Bradstreet Corp. * (Software)	156	10,870
eBay, Inc. * (Internet)	2,457	71,965
EchoStar Communications Corp.—Class A * (Media)	468	14,419
Entercom Communications Corp. (Media)	78	2,040
Expedia, Inc. * (Internet)	624	9,341
FactSet Research Systems, Inc. (Computers)	78	3,689
Family Dollar Stores, Inc. (Retail)	351	8,575
Federated Department Stores, Inc. (Retail)	1,287	47,104
Foot Locker, Inc. (Retail)	351	8,596
GameStop Corp. (New)—Class B * (Retail)	39	1,336

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

GameStop Corp. * (Retail)	78	$3,276
Gannett Co., Inc. (Media)	546	30,538
Gaylord Entertainment Co. * (Lodging)	78	3,404
Gemstar-TV Guide International, Inc. * (Media)	585	2,059
Genesco, Inc. * (Retail)	39	1,321
Getty Images, Inc. * (Advertising)	117	7,431
GTECH Holdings Corp. (Entertainment)	273	9,495
Guitar Center, Inc. * (Retail)	78	3,469
H & R Block, Inc. (Commercial Services)	702	16,750
Harrah’s Entertainment, Inc. (Lodging)	429	30,536
Harte-Hanks, Inc. (Advertising)	117	3,000
Hilton Hotels Corp. (Lodging)	819	23,161
Home Depot, Inc. (Retail)	4,797	171,684
IAC/InterActiveCorp * (Internet)	585	15,497
IHOP Corp. (Retail)	39	1,875
International Game Technology (Entertainment)	780	29,593
International Speedway Corp. (Entertainment)	78	3,617
Interpublic Group of Cos., Inc. * (Advertising)	1,014	8,467
ITT Educational Services, Inc. * (Commercial Services)	117	7,700
J.C. Penney Co., Inc. (Holding Company) (Retail)	468	31,595
Jack in the Box, Inc. * (Retail)	78	3,058
JetBlue Airways Corp. * (Airlines)	390	4,735
John Wiley & Sons, Inc. (Media)	78	2,590
Kohls Corp. * (Retail)	702	41,502
Kroger Co. (Food)	1,560	34,101
Lamar Advertising Co. * (Advertising)	195	10,503
Las Vegas Sands Corp. * (Lodging)	234	18,219
Laureate Education, Inc. * (Commercial Services)	117	4,988
Lee Enterprises, Inc. (Media)	78	2,102
Liberty Global, Inc.—Class A * (Media)	507	10,901
Liberty Global, Inc.—Series C * (Media)	507	10,429
Liberty Media Holding Corp.—Capital Series A * (Media)	312	26,136
Liberty Media Holding Corp.—Interactive Series A * (Internet)	1,560	26,926
Limited, Inc. (Retail)	780	19,960
Live Nation, Inc. * (Commercial Services)	117	2,382
Longs Drug Stores Corp. (Retail)	78	3,558
Lowe’s Cos., Inc. (Retail)	1,794	108,841
Marriott International, Inc.—Class A (Lodging)	819	31,221
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	78	2,689
McClatchy Co. (Media)	118	4,734
McDonald’s Corp. (Retail)	2,886	96,969
McGraw-Hill Cos., Inc. (Media)	819	41,138
McKesson Corp. (Commercial Services)	663	31,347
Media General, Inc.—Class A (Media)	39	1,634
Meredith Corp. (Media)	78	3,864
MGM Grand, Inc. * (Commercial Services)	273	11,138
Michaels Stores, Inc. (Retail)	312	12,867
NAVTEQ * (Software)	234	10,455
Netflix, Inc. * (Internet)	117	3,184
News Corp.—Class A (Media)	5,538	106,219
Nordstrom, Inc. (Retail)	546	19,929
O’Reilly Automotive, Inc. * (Retail)	273	8,515
Office Depot, Inc. * (Retail)	663	25,194
OfficeMax, Inc. (Retail)	156	6,357
Omnicare, Inc. (Pharmaceuticals)	273	12,946
Omnicom Group, Inc. (Advertising)	390	34,744
OSI Restaurant Partners, Inc. (Retail)	156	5,398
P.F. Chang’s China Bistro, Inc. * (Retail)	78	2,966
Pacific Sunwear of California, Inc. * (Retail)	156	2,797
Panera Bread Co.—Class A * (Retail)	78	5,245
Papa John’s International, Inc. * (Retail)	39	1,295
Payless ShoeSource, Inc. * (Retail)	156	4,239
Penn National Gaming * (Entertainment)	156	6,050
Performance Food Group Co. * (Food)	78	2,370
PETCO Animal Supplies, Inc. * (Retail)	117	2,390
Petsmart, Inc. (Retail)	312	7,987
Pinnacle Entertainment, Inc. * (Entertainment)	117	3,586
Priceline.com, Inc. * (Internet)	39	1,165
R.H. Donnelley Corp. (Advertising)	117	6,326
RadioShack Corp. (Retail)	312	4,368
Reader’s Digest Association, Inc. (Media)	234	3,267
Regis Corp. (Retail)	117	4,166
Rent-A-Center, Inc. * (Commercial Services)	156	3,878
Rite Aid Corp. * (Retail)	1,209	5,126
Ross Stores, Inc. (Retail)	351	9,846
Royal Caribbean Cruises, Ltd. (Leisure Time)	312	11,934
Ruby Tuesday, Inc. (Retail)	117	2,856
Sabre Holdings Corp. (Leisure Time)	312	6,864
Safeway, Inc. (Food)	1,053	27,378
Saks, Inc. (Retail)	273	4,414
Scholastic Corp. * (Media)	78	2,026
Scientific Games Corp.—Class A * (Entertainment)	156	5,557
Sears Holdings Corp. * (Retail)	234	36,233
Service Corp.International (Commercial Services)	702	5,714
Sirius Satellite Radio, Inc. * (Media)	2,964	14,079
SkyWest, Inc. (Airlines)	156	3,869
Sonic Corp. * (Retail)	195	4,054
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	117	3,071
Southwest Airlines Co. (Airlines)	1,872	30,644
Staples, Inc. (Retail)	1,677	40,785
Starbucks Corp. * (Retail)	1,794	67,741
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	507	30,592
Station Casinos, Inc. (Lodging)	117	7,965
Strayer Education, Inc. (Commercial Services)	39	3,788
SuperValu, Inc. (Food)	468	14,368
Sysco Corp. (Food)	1,443	44,097
Target Corp. (Retail)	1,833	89,579
The Cato Corp.—Class A (Retail)	78	2,016
The Children’s Place Retail Stores, Inc. * (Retail)	39	2,342
The E.W. Scripps Co.—Class A (Media)	195	8,412
The Gap, Inc. (Retail)	1,404	24,430
The Men’s Wearhouse, Inc. (Retail)	117	3,545
The Pantry, Inc. * (Retail)	39	2,244
The New York Times Co.—Class A (Media)	351	8,614
The ServiceMaster Co. (Commercial Services)	663	6,849
Tiffany & Co. (Retail)	312	10,302
Time Warner, Inc. (Media)	9,711	168,001
TJX Cos., Inc. (Retail)	1,053	24,072
Tractor Supply Co. * (Retail)	78	4,311
Tribune Co. (Media)	468	15,177
UAL Corp. * (Airlines)	195	6,049
United Natural Foods, Inc. * (Food)	78	2,576
Univision Communications, Inc.—Class A * (Media)	546	18,291
Urban Outfitters, Inc. * (Retail)	273	4,775
US Airways Group Inc. * (Airlines)	117	5,913
Valassis Communications, Inc. * (Commercial Services)	117	2,760
ValueClick, Inc. * (Internet)	234	3,592
VCA Antech, Inc. * (Pharmaceuticals)	195	6,226
Viacom, Inc.—Class B * (Media)	1,443	51,717
Wal-Mart Stores, Inc. (Retail)	6,006	289,308
Walgreen Co. (Retail)	2,340	104,925
Walt Disney Co. (Media)	4,758	142,740
Washington Post Co.—Class B (Media)	39	30,420
Wendy’s International, Inc. (Retail)	273	15,913
Whole Foods Market, Inc. (Food)	312	20,168
Williams Sonoma, Inc. (Retail)	234	7,968

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

WMS Industries, Inc. * (Leisure Time)	78	$2,136
Wynn Resorts, Ltd. * (Lodging)	195	14,294
XM Satellite Radio Holdings, Inc.—Class A * (Media)	585	8,570
YUM! Brands, Inc. (Retail)	624	31,368
Zale Corp. * (Retail)	117	2,819

TOTAL COMMON STOCKS
(Cost $3,092,849)		3,943,260

Repurchase Agreements (1.7%)
	Principal Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $66,027 (Collateralized by $67,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $68,321)	$66,000	66,000

TOTAL REPURCHASE AGREEMENTS
(Cost $66,000)		66,000

TOTAL INVESTMENT SECURITIES
(Cost $3,158,849)—102.0%		4,009,260
Net other assets (liabilities)—(2.0)%		(80,240)

NET ASSETS—100.0%		$3,929,020

*	Non-income producing security

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of June 30, 2005:

Advertising	1.9%
Airlines	1.9%
Commercial Services	4.8%
Computers	0.1%
Entertainment	1.6%
Food	3.7%
Household Products/Wares	0.1%
Internet	4.3%
Leisure Time	1.6%
Lodging	4.4%
Media	25.8%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.7%
Retail	46.7%
Software	0.6%
Other **	(0.3)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (Cost $3,092,849)	$3,943,260
Repurchase agreements, at cost	66,000

Total Investment Securities	4,009,260
Cash	432
Dividends and interest receivable	1,698
Receivable from advisor	647
Prepaid and other expenses	3,860

Total Assets	4,015,897

Liabilities:
Payable for capital shares redeemed	85,119
Administration fees payable	97
Administrative services fees payable	504
Distribution fees payable	765
Transfer agency fees payable	99
Fund accounting fees payable	258
Compliance services fees payable	35

Total Liabilities	86,877

Net Assets	$3,929,020

Net Assets consist of:
Capital	$4,865,366
Accumulated net investment income (loss)	(16,611)
Accumulated net realized gains (losses) on investments	(1,770,146)
Net unrealized appreciation (depreciation) on investments	850,411

Net Assets	$3,929,020

Shares of Beneficial Interest Outstanding (unlimited
number of shares authorized, no par value)	135,918

Net Asset Value (offering and redemption price per share)	$28.91

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$16,747
Interest	305

Total Investment Income	17,052

Expenses:
Advisory fees	13,659
Management services fees	2,732
Administration fees	587
Transfer agency fees	409
Administrative services fees	8,053
Distribution fees	4,553
Custody fees	5,291
Fund accounting fees	1,137
Trustee fees	14
Compliance services fees	38
Other fees	780

Total Gross Expenses before reductions	37,253
Less Expenses reduced by the Advisor	(3,590)

Total Net Expenses	33,663

Net Investment Income (Loss)	(16,611)

Realized and Unrealized Gains (Losses) on Investments:	(27,471)
Net realized gains (losses) on investment securities
Change in net unrealized appreciation/depreciation on investments	74,308

Net Realized and Unrealized Gains (Losses) on Investments	46,837

Change in Net Assets Resulting from Operations	$30,226

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(16,611)	$(65,929)
Net realized gains (losses) on investments	(27,471)	(337,588)
Change in net unrealized appreciation/depreciation on investments	74,308	(121,724)

Change in net assets resulting from operations	30,226	(525,241)

Capital Transactions:
Proceeds from shares issued	12,158,743	53,860,784
Cost of shares redeemed	(11,780,916)	(61,692,253)

Change in net assets resulting from capital transactions	377,827	(7,831,469)

Change in net assets	408,053	(8,356,710)
Net Assets:
Beginning of period	3,520,967	11,877,677

End of period	$3,929,020	$3,520,967

Accumulated net investment income (loss)	$(16,611)	$—

Share Transactions:
Issued	416,546	1,870,364
Redeemed	(403,784)	(2,143,296)

Change in shares	12,762	(272,932)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$28.59		$29.99	$27.87	$21.98	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.13)		(0.35)	(0.29)	(0.30)	(0.17)
Net realized and unrealized
gains (losses) on
investments	0.45		(1.05)	2.41	6.19	(7.85)

Total income (loss) from
investment activities	0.32		(1.40)	2.12	5.89	(8.02)

Net Asset Value, End of Period	$28.91		$28.59	$29.99	$27.87	$21.98

Total Return	1.12	% (c)	(4.67)%	7.61%	26.80%	(26.73	)% (c)
Ratios to Average Net Assets:
Gross expenses (d)	2.05%		2.48%	2.20%	2.33%	2.65%
Net expenses (d)	1.85%		1.98%	1.98%	1.96%	1.98%
Net investment income (loss) (d)	(0.91)%		(1.22)%	(1.03)%	(1.19)%	(1.08)%
Supplemental Data:
Net assets, end of period (000’s)	$3,929		$3,521	$11,878	$3,777	$3,439
Portfolio turnover rate (e)	300	% (c)	1,219%	1,256%	2,100%	2,644	% (c)
____________________
(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%
“Market Exposure” excludes any short-term investments and cash equivalents.
Dow Jones U.S. Financials - Sector Composition
% of Index

Banks	44.78%
General Finance	22.63%
Nonlife Insurance	15.77%
Real Estate	11.15%
Life Insurance	5.67%

PROFUNDS VP ProFund VP Financials (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (99.4%)
	Shares	Value

ACE, Ltd. (Insurance)	3,072	$155,412
Affiliated Managers Group, Inc. * (Diversified Financial Services)	256	22,244
AFLAC, Inc. (Insurance)	4,864	225,446
Alexandria Real Estate Equities, Inc. (REIT)	256	22,702
Allstate Corp. (Insurance)	6,144	336,261
AMB Property Corp. (REIT)	768	38,822
Ambac Financial Group, Inc. (Insurance)	1,024	83,046
American Express Co. (Diversified Financial Services)	10,496	558,597
American Financial Group, Inc. (Insurance)	512	21,965
American International Group, Inc. (Insurance)	21,760	1,284,928
American National Insurance Co. (Insurance)	256	33,208
AmeriCredit Corp. * (Diversified Financial Services)	1,280	35,738
Ameriprise Financial, Inc. (Diversified Financial Services)	2,048	91,484
Amerus Group Co. (Insurance)	256	14,989
AmSouth Bancorp (Banks)	3,072	81,254
Annaly Mortgage Management, Inc. (REIT)	1,536	19,676
AON Corp. (Insurance)	2,816	98,053
Apartment Investment and Management Co.—Class A (REIT)	1,024	44,493
Arch Capital Group, Ltd. * (Insurance)	512	30,444
Archstone-Smith Trust (REIT)	2,048	104,182
Arthur J. Gallagher & Co. (Insurance)	1,024	25,948
Associated Banc-Corp (Banks)	1,280	40,358
Assurant, Inc. (Insurance)	1,024	49,562
Astoria Financial Corp. (Savings & Loans)	1,024	31,181
Avalonbay Communities, Inc. (REIT)	768	84,956
Axis Capital Holdings, Ltd. (Insurance)	1,280	36,621
BancorpSouth, Inc. (Banks)	768	20,928
Bank of America Corp. (Banks)	43,776	2,105,626
Bank of Hawaii Corp. (Banks)	512	25,395
Bank of New York Co., Inc. (Banks)	7,424	239,053
BB&T Corp. (Banks)	5,376	223,588
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,024	143,442
BlackRock, Inc.—Class A (Diversified Financial Services)	256	35,628
Boston Properties, Inc. (REIT)	1,024	92,570
Brandywine Realty Trust (REIT)	768	24,707
BRE Properties, Inc.—Class A (REIT)	512	28,160
Brookfield Properties Corp. (Real Estate)	1,024	32,942
Brown & Brown, Inc. (Insurance)	1,024	29,921
Camden Property Trust (REIT)	512	37,658
Capital One Financial Corp. (Diversified Financial Services)	2,816	240,627
CapitalSource, Inc. (Diversified Financial Services)	1,280	30,029
CarrAmerica Realty Corp. (REIT)	512	22,810
CB Richard Ellis Group, Inc.—Class A * (Real Estate)	1,792	44,620
CBL & Associates Properties, Inc. (REIT)	512	19,932
Chicago Mercantile Exchange (Diversified Financial Services)	256	125,734
Chubb Corp. (Insurance)	4,096	204,390
Cincinnati Financial Corp. (Insurance)	1,536	72,207
CIT Group, Inc. (Diversified Financial Services)	1,792	93,704
Citigroup, Inc. (Diversified Financial Services)	47,616	2,296,995
City National Corp. (Banks)	512	33,326
Colonial Properties Trust (REIT)	512	25,293
Comerica, Inc. (Banks)	1,536	79,857
Commerce Bancorp, Inc. (Banks)	1,792	63,921
Commerce Bancshares, Inc. (Banks)	768	38,438
Compass Bancshares, Inc. (Banks)	1,280	71,168
Conseco, Inc. * (Insurance)	1,536	35,482
Corporate Office Properties Trust (REIT)	512	21,545
Countrywide Credit Industries, Inc. (Diversified Financial Services)	5,888	224,215
Cullen/Frost Bankers, Inc. (Banks)	512	29,338
Developers Diversified Realty Corp. (REIT)	1,024	53,432
Duke-Weeks Realty Corp. (REIT)	1,280	44,992
E *TRADE Financial Corp. * (Diversified Financial Services)	4,096	93,471
East-West Bancorp, Inc. (Banks)	512	19,410
Eaton Vance Corp. (Diversified Financial Services)	1,280	31,949
Edwards (A.G.), Inc. (Diversified Financial Services)	768	42,486
Endurance Specialty Holdings, Ltd. (Insurance)	512	16,384
Equifax, Inc. (Commercial Services)	1,280	43,955
Equity Office Properties Trust (REIT)	3,584	130,851
Equity Residential Properties Trust (REIT)	2,816	125,960
Erie Indemnity Co.—Class A (Insurance)	512	26,624
Essex Property Trust, Inc. (REIT)	256	28,585
Everest Re Group, Ltd. (Insurance)	512	44,324
Fannie Mae (Diversified Financial Services)	9,216	443,290
Federal Realty Investment Trust (REIT)	512	35,840
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,024	32,256
Fidelity National Financial, Inc. (Insurance)	1,536	59,827
Fifth Third Bancorp (Banks)	4,608	170,266

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

First American Financial Corp. (Insurance)	768	$32,463
First Horizon National Corp. (Banks)	1,280	51,456
First Midwest Bancorp, Inc. (Banks)	512	18,985
Forest City Enterprises, Inc.—Class A (Real Estate)	512	25,554
Franklin Resources, Inc. (Diversified Financial Services)	1,792	155,564
Freddie Mac (Diversified Financial Services)	6,656	379,459
Fulton Financial Corp. (Banks)	1,536	24,453
General Growth Properties, Inc. (REIT)	2,048	92,283
Genworth Financial, Inc.—Class A (Diversified Financial Services)	4,352	151,624
Golden West Financial Corp. (Savings & Loans)	2,816	208,947
Hanover Insurance Group, Inc. (Insurance)	512	24,300
Hartford Financial Services Group, Inc. (Insurance)	2,816	238,234
HCC Insurance Holdings, Inc. (Insurance)	1,024	30,147
Health Care Property Investors, Inc. (REIT)	1,280	34,227
Health Care REIT, Inc. (REIT)	512	17,894
Home Properties, Inc. (REIT)	256	14,211
Hospitality Properties Trust (REIT)	512	22,487
Host Marriott Corp. (REIT)	5,120	111,974
HRPT Properties Trust (REIT)	2,048	23,675
Hudson City Bancorp, Inc. (Savings & Loans)	5,120	68,250
Huntington Bancshares, Inc. (Banks)	2,304	54,328
IndyMac Bancorp, Inc. (Diversified Financial Services)	512	23,475
Investment Technology Group, Inc. * (Diversified Financial Services)	512	26,040
Investors Financial Services Corp. (Banks)	512	22,989
iStar Financial, Inc. (REIT)	1,024	38,656
J.P. Morgan Chase & Co. (Diversified Financial Services)	33,280	1,397,760
Janus Capital Group, Inc. (Diversified Financial Services)	2,048	36,659
Jefferies Group, Inc. (Diversified Financial Services)	1,024	30,341
Jones Lang LaSalle, Inc. (Real Estate)	256	22,413
KeyCorp (Banks)	3,840	137,011
Kilroy Realty Corp. (REIT)	256	18,496
Kimco Realty Corp. (REIT)	2,048	74,732
Legg Mason, Inc. (Diversified Financial Services)	1,280	127,386
Liberty Property Trust (REIT)	768	33,946
Lincoln National Corp. (Insurance)	2,816	158,935
Loews Corp. (Insurance)	4,608	163,354
M&T Bank Corp. (Banks)	768	90,563
Mack-Cali Realty Corp. (REIT)	512	23,511
Marsh & McLennan Cos., Inc. (Insurance)	5,376	144,561
Marshall & Ilsley Corp. (Banks)	2,048	93,676
MBIA, Inc. (Insurance)	1,280	74,944
Mellon Financial Corp. (Banks)	3,840	132,211
Mercantile Bankshares Corp. (Banks)	1,280	45,658
Merrill Lynch & Co., Inc. (Diversified Financial Services)	8,704	605,450
MetLife, Inc. (Insurance)	4,352	222,866
MGIC Investment Corp. (Insurance)	768	49,920
Moneygram International, Inc. (Software)	768	26,074
Moody’s Corp. (Commercial Services)	2,304	125,476
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,472	598,725
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	1,024	30,618
National City Corp. (Banks)	5,376	194,557
Nationwide Financial Services (Insurance)	512	22,569
New Century Financial Corp. (REIT)	512	23,424
New Plan Excel Realty Trust, Inc. (REIT)	1,024	25,283
New York Community Bancorp (Savings & Loans)	2,560	42,266
North Fork Bancorp, Inc. (Banks)	4,096	123,576
Northern Trust Corp. (Banks)	1,792	99,098
Nuveen Investments—Class A (Diversified Financial Services)	768	33,062
NYSE Group, Inc. * (Diversified Financial Services)	512	35,062
Ohio Casualty Corp. (Insurance)	512	15,222
Old Republic International Corp. (Insurance)	2,048	43,766
Pan Pacific Retail Properties (REIT)	512	35,517
PartnerRe, Ltd. (Insurance)	512	32,794
People’s Bank (Savings & Loans)	512	16,819
Philadelphia Consolidated Holding Corp. * (Insurance)	512	15,544
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,792	63,616
PMI Group, Inc. (Insurance)	768	34,237
PNC Financial Services Group (Banks)	2,816	197,599
Popular, Inc. (Banks)	2,560	49,152
Post Properties, Inc. (REIT)	512	23,214
Principal Financial Group, Inc. (Insurance)	2,560	142,464
Progressive Corp. (Insurance)	7,168	184,289
Prologis (REIT)	2,304	120,084
Protective Life Corp. (Insurance)	512	23,869
Prudential Financial, Inc. (Insurance)	4,608	358,042
Public Storage, Inc. (REIT)	768	58,291
Radian Group, Inc. (Insurance)	768	47,447
Raymond James Financial Corp. (Diversified Financial Services)	768	23,247
Rayonier, Inc. (Forest Products & Paper)	768	29,115
Realty Income Corp. (REIT)	768	16,819
Reckson Associates Realty Corp. (REIT)	768	31,780
Regency Centers Corp. (REIT)	768	47,731
Regions Financial Corp. (Banks)	4,352	144,138
RenaissanceRe Holdings (Insurance)	512	24,812
SAFECO Corp. (Insurance)	1,024	57,702
Schwab (Diversified Financial Services)	10,240	163,635
SEI Investments Co. (Software)	768	37,539
Shurgard Storage Centers, Inc.—Class A (REIT)	512	32,000
Simon Property Group, Inc. (REIT)	2,048	169,860
Sky Financial Group, Inc. (Banks)	1,024	24,177
SL Green Realty Corp. (REIT)	512	56,049
SLM Corp. (Diversified Financial Services)	3,840	203,213
South Financial Group, Inc. (Banks)	768	20,283
Sovereign Bancorp, Inc. (Savings & Loans)	3,840	77,990
St. Joe Co. (Real Estate)	768	35,743
St. Paul Cos., Inc. (Insurance)	6,656	296,724
StanCorp Financial Group, Inc. (Insurance)	512	26,066
State Street Corp. (Banks)	3,072	178,452
SunTrust Banks, Inc. (Banks)	3,584	273,316
Synovus Financial Corp. (Banks)	2,560	68,557
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,560	96,794
Taubman Centers, Inc. (REIT)	512	20,941
TCF Financial Corp. (Banks)	1,280	33,856
TD Ameritrade Holding Corp. (Diversified Financial Services)	3,072	45,496
TD Banknorth, Inc. (Banks)	1,024	30,157
Texas Regional Bancshares, Inc.—Class A (Banks)	512	19,415
The Colonial BancGroup, Inc. (Banks)	1,536	39,444
The Commerce Group, Inc. (Insurance)	512	15,124
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,584	539,141
The Macerich Co. (REIT)	768	53,914
Thornburg Mortgage Asset Corp. (REIT)	1,024	28,539
Torchmark Corp. (Insurance)	1,024	62,177
Trizec Properties, Inc. (REIT)	1,024	29,327
U.S. Bancorp (Banks)	17,152	529,654
UnionBanCal Corp. (Banks)	512	33,070
United Dominion Realty Trust, Inc. (REIT)	1,280	35,853
Unitrin, Inc. (Insurance)	512	22,318
UnumProvident Corp. (Insurance)	2,816	51,054
Valley National Bancorp (Banks)	1,024	26,327

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Ventas, Inc. (REIT)	1,024	$34,693
Vornado Realty Trust (REIT)	1,280	124,864
W.R. Berkley Corp. (Insurance)	1,792	61,161
Wachovia Corp. (Banks)	15,360	830,669
Washington Federal, Inc. (Savings & Loans)	768	17,810
Washington Mutual, Inc. (Savings & Loans)	9,472	431,733
Webster Financial Corp. (Banks)	512	24,289
Weingarten Realty Investors (REIT)	768	29,399
Wells Fargo & Co. (Banks)	16,128	1,081,866
Whitney Holding Corp. (Banks)	512	18,109
Willis Group Holdings, Ltd. (Insurance)	1,280	41,088
Wilmington Trust Corp. (Banks)	768	32,394
XL Capital, Ltd.—Class A (Insurance)	1,792	109,850
Zions Bancorp (Banks)	1,024	79,811

TOTAL COMMON STOCKS (Cost $19,604,021)
(Cost $19,604,021)		26,915,830

Repurchase Agreements (0.7%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $184,076 (Collateralized by $185,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $188,648)	$184,000	184,000

TOTAL REPURCHASE AGREEMENTS
(Cost $184,000)		184,000

TOTAL INVESTMENT SECURITIES
(Cost $19,788,021)—100.1%		27,099,830
Net other assets (liabilities)—(0.1)%		(16,317)

NET ASSETS—100.0%		$27,083,513

*	Non-income producing security
REIT	Real Estate Investment Trust

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of June 30, 2006:
Banks	29.8%
Commercial Services	0.6%
Diversified Financial Services	34.2%
Forest Products & Paper	0.3%
Insurance	21.1%
Real Estate	0.6%
Real Estate Investment Trust	9.3%
Savings & Loans	3.3%
Software	0.2%
Others **	0.6%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $19,604,021)	$26,915,830
Repurchase agreements, at cost	184,000

Total Investments	27,099,830
Cash	793
Dividends and interest receivable	31,462
Receivable for capital shares issued	1,031
Prepaid expenses	482

Total Assets	27,133,598

Liabilities:
Payable for capital shares redeemed	10,795
Advisory fees payable	16,337
Management services fees payable	2,178
Administration fees payable	692
Administrative services fees payable	3,436
Distribution fees payable	7,832
Trustee fees payable	3
Transfer agency fees payable	702
Fund accounting fees payable	1,103
Compliance services fees payable	323
Other accrued expenses	6,684

Total Liabilities	50,085

Net Assets	$27,083,513

Net Assets consist of:
Capital	$25,867,185
Accumulated net investment income (loss)	413,361
Accumulated net realized gains (losses) on investments	(6,508,842)
Net unrealized appreciation (depreciation) on investments	7,311,809

Net Assets	$27,083,513

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	755,987

Net Asset Value (offering and redemption price per share)	$35.83

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$516,954
Interest	833

Total Investment Income	517,787

Expenses:
Advisory fees	129,623
Management services fees	25,925
Administration fees	4,785
Transfer agency fees	3,793
Administrative services fees	70,669
Distribution fees	43,208
Custody fees	9,832
Fund accounting fees	6,429
Trustee fees	149
Compliance services fees	330
Other fees	8,683

Total Gross Expenses before reductions	303,426
Less Expenses reduced by the Advisor	(2,461)

Total Net Expenses	300,965

Net Investment Income (Loss)	216,822

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(286,930)
Change in net unrealized appreciation/depreciation on investments	266,438

Net Realized and Unrealized Gains (Losses) on Investments	(20,492)
Change in Net Assets Resulting from Operations	$196,330

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$216,822	$196,539
Net realized gains (losses) on investments	(286,930)	193,060
Change in net unrealized appreciation/depreciation on investments	266,438	581,285

Change in net assets resulting from operations	196,330	970,884

Distributions to Shareholders From:
Net investment income	—	(179,899)

Change in net assets resulting from distributions	—	(179,899)

Capital Transactions:
Proceeds from shares issued	56,289,420	86,605,195
Dividends reinvested	—	179,899
Cost of shares redeemed	(65,326,263)	(82,418,733)

Change in net assets resulting from capital transactions	(9,036,843)	4,366,361

Change in net assets	(8,840,513)	5,157,346

Net Assets:
Beginning of period	35,924,026	30,766,680

End of period	$27,083,513	$35,924,026

Accumulated net investment income (loss)	$413,361	$196,539

Share Transactions:
Issued	1,549,499	2,615,392
Reinvested	—	5,486
Redeemed	(1,824,748)	(2,499,975)

Change in shares	(275,249)	120,903

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	For the period January 22, 2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$34.84		$33.80	$30.72	$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss) (b)	0.22		0.27	0.20	0.11	0.06	0.04
Net realized and unrealized gains (losses) on investments	0.77	(f)	1.06	2.97	6.80	(4.23)	(2.02)

Total income (loss) from investment activities	0.99		1.33	3.17	6.91	(4.17)	(1.98)

Distributions to Shareholders From:
Net investment income	—		(0.29)	(0.09)	(0.04)	—	—

Net Asset Value, End of Period	$33.83		$34.84	$33.80	$30.72	$23.85	$28.02

Total Return	2.84	% (c)	3.98%	10.34%	28.99%	(14.88)%	(6.60	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.76%		1.92%	1.92%	2.07%	2.14%	2.10%
Net expenses (d)	1.74%		1.92%	1.92%	1.98%	1.98%	2.10%
Net investment income (loss) (d)	1.25%		0.80%	0.63%	0.42%	0.22%	0.16%

Supplemental Data:
Net assets, end of period (000’s)	$27,084		$35,924	$30,767	$21,024	$11,898	$20,089
Portfolio turnover rate (e)	141	% (c)	316%	595%	726%	1,341%	1,330	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

(f)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Health Care
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care - Sector Composition
% of Index

Pharmaceuticals & Biotechnology	63.10%
Health Care Equipment & Services	36.90%

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2006
(unaudited)

Common Stocks (99.8%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	36,720	$1,601,359
Abraxis Bioscience, Inc. * (Pharmaceuticals)	408	9,727
Advanced Medical Optics, Inc. * (Healthcare-Products)	1,632	82,742
Aetna, Inc. (Healthcare-Services)	13,872	553,909
Affymetrix, Inc. * (Biotechnology)	1,632	41,779
Albany Molecular Research, Inc. * (Commercial Services)	408	4,357
Alcon, Inc. (Healthcare-Products)	2,040	201,042
Alexion Pharmaceuticals, Inc. * (Biotechnology)	816	29,474
Alkermes, Inc. * (Pharmaceuticals)	2,040	38,597
Allergan, Inc. (Pharmaceuticals)	3,672	393,859
Alpharma, Inc. (Pharmaceuticals)	1,224	29,425
American Medical Systems Holdings, Inc. * (Healthcare-Products)	1,632	27,173
AMERIGROUP Corp. * (Healthcare-Services)	1,224	37,993
Amgen, Inc. * (Biotechnology)	28,152	1,836,354
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	2,856	141,001
Applera Corp.—Applied Biosystems Group (Electronics)	4,488	145,187
Applera Corp.—Celera Genomics Group * (Biotechnology)	2,040	26,418
Apria Healthcare Group, Inc. * (Healthcare-Services)	816	15,422
ArthroCare Corp. * (Healthcare-Products)	816	34,280
Bard (C.R.), Inc. (Healthcare-Products)	2,448	179,340
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	2,448	116,745
Bausch & Lomb, Inc. (Healthcare-Products)	1,224	60,025
Baxter International, Inc. (Healthcare-Products)	15,912	584,924
Beckman Coulter, Inc. (Healthcare-Products)	1,632	90,658
Becton, Dickinson & Co. (Healthcare-Products)	5,712	349,174
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	408	26,496
Biogen Idec, Inc. * (Biotechnology)	8,160	378,053
Biomet, Inc. (Healthcare-Products)	5,304	165,962
Biosite Diagnostics, Inc. * (Healthcare-Products)	408	18,629
Boston Scientific Corp. * (Healthcare-Products)	32,639	549,640
Bristol-Myers Squibb Co. (Pharmaceuticals)	46,920	1,213,351
Caremark Rx, Inc. (Pharmaceuticals)	10,608	529,021
Celgene Corp. * (Biotechnology)	8,160	387,029
Cell Genesys, Inc. * (Biotechnology)	1,224	6,144
Cell Therapeutics, Inc. * (Pharmaceuticals)	2,448	3,525
Centene Corp. * (Healthcare-Services)	1,224	28,801
Cephalon, Inc. * (Pharmaceuticals)	1,632	98,083
Charles River Laboratories International, Inc. * (Biotechnology)	1,632	60,058
CIGNA Corp. (Insurance)	2,856	281,345
Community Health Systems, Inc. * (Healthcare-Services)	2,448	89,964
Cooper Cos., Inc. (Healthcare-Products)	1,224	54,211
Covance, Inc. * (Healthcare-Services)	1,632	99,911
Coventry Health Care, Inc. * (Healthcare-Services)	3,672	201,740
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,224	30,820
CuraGen Corp. * (Biotechnology)	1,224	4,284
CV Therapeutics, Inc. * (Pharmaceuticals)	1,224	17,099
Cyberonics, Inc. * (Healthcare-Products)	408	8,699
CYTYC Corp. * (Healthcare-Products)	2,856	72,428
Dade Behring Holdings, Inc. (Healthcare-Products)	2,040	84,946
Datascope Corp. (Healthcare-Products)	408	12,583
DaVita, Inc. * (Healthcare-Services)	2,448	121,666
Delta & Pine Land Co. (Agriculture)	816	23,990
DENTSPLY International, Inc. (Healthcare-Products)	1,632	98,899
Diagnostic Products Corp. (Healthcare-Products)	408	23,733
Edwards Lifesciences Corp. * (Healthcare-Products)	1,224	55,606
Eli Lilly & Co. (Pharmaceuticals)	23,256	1,285,359
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	3,264	107,647
Enzo Biochem, Inc. * (Biotechnology)	816	12,305
Enzon, Inc. * (Biotechnology)	1,224	9,229
eResearch Technology, Inc. * (Internet)	816	7,426
Express Scripts, Inc. * (Pharmaceuticals)	2,856	204,889
Fisher Scientific International, Inc. * (Electronics)	2,856	208,632
Forest Laboratories, Inc. * (Pharmaceuticals)	7,752	299,925
Gen-Probe, Inc. * (Healthcare-Products)	1,224	66,072
Genentech, Inc. * (Biotechnology)	11,016	901,108
Genzyme Corp. * (Biotechnology)	6,120	373,626
Gilead Sciences, Inc. * (Pharmaceuticals)	11,016	651,707
Haemonetics Corp. * (Healthcare-Products)	816	37,952
HCA, Inc. (Healthcare-Services)	9,384	404,920
Health Management Associates, Inc.—Class A (Healthcare-Services)	5,712	112,584
Health Net, Inc. * (Healthcare-Services)	2,856	129,006
Healthways, Inc. * (Healthcare-Services)	816	42,954
Henry Schein, Inc. * (Healthcare-Products)	2,040	95,329
Hillenbrand Industries, Inc. (Healthcare-Products)	1,224	59,364
Hologic, Inc. * (Healthcare-Products)	1,224	60,417
Hospira, Inc. * (Pharmaceuticals)	3,672	157,676
Human Genome Sciences, Inc. * (Biotechnology)	3,264	34,925
Humana, Inc. * (Healthcare-Services)	4,080	219,096

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

ICOS Corp. * (Biotechnology)	1,224	$26,916
IDEXX Laboratories, Inc. * (Healthcare-Products)	816	61,306
ImClone Systems, Inc. * (Pharmaceuticals)	1,632	63,060
Immucor, Inc. * (Healthcare-Products)	1,632	31,383
Incyte Genomics, Inc. * (Biotechnology)	1,632	7,507
InterMune, Inc. * (Biotechnology)	816	13,423
Intuitive Surgical, Inc. * (Healthcare-Products)	816	96,264
Invacare Corp. (Healthcare-Products)	816	20,302
Invitrogen Corp. * (Biotechnology)	1,224	80,870
Johnson & Johnson (Healthcare-Products)	70,992	4,253,840
Kinetic Concepts, Inc. * (Healthcare-Products)	1,224	54,040
King Pharmaceuticals, Inc. * (Pharmaceuticals)	5,712	97,104
Kyphon, Inc. * (Healthcare-Products)	1,224	46,953
Laboratory Corp. of America Holdings * (Healthcare-Services)	2,856	177,729
LifePoint Hospitals, Inc. * (Healthcare-Services)	1,224	39,327
Lincare Holdings, Inc. * (Healthcare-Services)	2,448	92,632
Magellan Health Services, Inc. * (Healthcare-Services)	816	36,973
Manor Care, Inc. (Healthcare-Services)	2,040	95,717
Medarex, Inc. * (Pharmaceuticals)	2,856	27,446
Medco Health Solutions, Inc. * (Pharmaceuticals)	7,344	420,664
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,224	29,376
MedImmune, Inc. * (Biotechnology)	6,120	165,852
Medtronic, Inc. (Healthcare-Products)	28,968	1,359,178
Mentor Corp. (Healthcare-Products)	816	35,496
Merck & Co., Inc. (Pharmaceuticals)	52,632	1,917,384
MGI Pharma, Inc. * (Pharmaceuticals)	2,040	43,860
Millennium Pharmaceuticals, Inc. * (Biotechnology)	7,344	73,220
Millipore Corp. * (Biotechnology)	1,224	77,100
Molecular Devices Corp. * (Electronics)	408	12,468
Mylan Laboratories, Inc. (Pharmaceuticals)	4,896	97,920
Myriad Genetics, Inc. * (Biotechnology)	816	20,604
Nabi Biopharmaceuticals * (Pharmaceuticals)	1,224	7,026
Nektar Therapeutics * (Biotechnology)	2,040	37,414
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	816	8,650
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	408	7,303
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	1,224	5,973
Odyssey Healthcare, Inc. * (Healthcare-Services)	816	14,337
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	816	13,733
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,224	40,343
Owens & Minor, Inc. (Distribution/Wholesale)	816	23,338
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	816	15,063
PAREXEL International Corp. * (Commercial Services)	816	23,542
Patterson Cos., Inc. * (Healthcare-Products)	3,264	114,012
PDL BioPharma, Inc. * (Biotechnology)	2,856	52,579
Pediatrix Medical Group, Inc. * (Healthcare-Services)	1,224	55,447
Perrigo Co. (Pharmaceuticals)	2,040	32,844
Pfizer, Inc. (Pharmaceuticals)	175,440	4,117,576
Pharmaceutical Product Development, Inc. (Commercial Services)	2,448	85,974
PolyMedica Corp. (Healthcare-Products)	408	14,672
PSS World Medical, Inc. * (Healthcare-Products)	1,632	28,805
Psychiatric Solutions, Inc. * (Healthcare-Services)	1,224	35,080
Quest Diagnostics, Inc. (Healthcare-Services)	3,672	220,026
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,224	15,692
ResMed, Inc. * (Healthcare-Products)	1,632	76,622
Respironics, Inc. * (Healthcare-Products)	1,632	55,847
Savient Pharmaceuticals, Inc. * (Biotechnology)	1,632	8,568
Schering-Plough Corp. (Pharmaceuticals)	35,088	667,725
Sepracor, Inc. * (Pharmaceuticals)	2,448	139,879
Sierra Health Services, Inc. * (Healthcare-Services)	1,224	55,117
St. Jude Medical, Inc. * (Healthcare-Products)	8,568	277,775
STERIS Corp. (Healthcare-Products)	1,632	37,308
Stryker Corp. (Healthcare-Products)	6,528	274,894
Sunrise Assisted Living, Inc. * (Healthcare-Services)	1,224	33,844
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	408	4,329
Techne Corp. * (Healthcare-Products)	816	41,551
Telik, Inc. * (Biotechnology)	1,224	20,196
Tenet Healthcare Corp. * (Healthcare-Services)	11,016	76,892
The Medicines Co. * (Pharmaceuticals)	1,224	23,929
Thermo Electron Corp. * (Electronics)	4,080	147,859
Triad Hospitals, Inc. * (Healthcare-Services)	2,040	80,743
Trimeris, Inc. * (Pharmaceuticals)	408	4,688
United Surgical Partners International, Inc. * (Healthcare-Services)	1,224	36,806
United Therapeutics Corp. * (Pharmaceuticals)	408	23,570
UnitedHealth Group, Inc. (Healthcare-Services)	32,232	1,443,348
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,224	61,518
Valeant Pharmaceuticals International (Pharmaceuticals)	2,040	34,517
Varian Medical Systems, Inc. * (Healthcare-Products)	3,264	154,550
Varian, Inc. * (Electronics)	816	33,872
Ventana Medical Systems, Inc. * (Healthcare-Products)	816	38,499
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,448	89,866
Viasys Healthcare, Inc. * (Healthcare-Products)	816	20,890
Waters Corp. * (Electronics)	2,448	108,691
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	2,448	56,989
WellCare Health Plans, Inc. * (Healthcare-Services)	816	40,025
WellPoint, Inc. * (Healthcare-Services)	15,096	1,098,535
Wyeth (Pharmaceuticals)	31,824	1,413,304
Zimmer Holdings, Inc. * (Healthcare-Products)	5,712	323,985

TOTAL COMMON STOCKS
(Cost $30,492,248)		38,411,902

Repurchase Agreements (0.3%)
	Principal Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $119,049, (Collateralized by $120,000 of Federal National Mortgage Association, 5.00%, 1/15/07, market value $122,366)	$119,000	119,000

TOTAL REPURCHASE AGREEMENTS
(Cost $119,000)		119,000

TOTAL INVESTMENT SECURITIES
(Cost $30,611,248)—100.1%		38,530,902
Net other assets (liabilities)—(0.1)%		(26,773)

NET ASSETS—100.0%		$38,504,129

* Non-income producing security

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of June 30, 2006:
Agriculture		0.1%
Biotechnology		12.5%
Commercial Services		0.3%
Distribution/Wholesale		0.1%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2006
(unaudited)

Electronics	1.7%
Healthcare-Products	27.2%
Healthcare-Services	14.9%
Insurance	0.7%
Internet	NM
Pharmaceuticals	42.3%
Other **	0.2%

** Includes non-equity securities and net other assets (liabilities).
NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2006
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $30,492,248)	$38,411,902
Repurchase agreements, at cost	119,000

Total Investment Securities	38,530,902
Cash	285
Dividends and interest receivable	18,562
Receivable for capital shares issued	28,151
Prepaid expenses	447

Total Assets	38,578,347

Liabilities:
Payable for capital shares redeemed	137
Advisory fees payable	22,558
Management services fees payable	3,008
Administration fees payable	951
Administrative services fees payable	6,262
Distribution fees payable	8,934
Trustee fees payable	4
Transfer agency fees payable	969
Fund accounting fees payable	1,455
Compliance services fees payable	363
Other accrued expenses	29,577

Total Liabilities	74,218

Net Assets	$38,504,129

Net Assets consist of:
Capital	$43,834,688
Accumulated net investment income (loss)	(84,758)
Accumulated net realized gains (losses) on investments	(13,165,455)
Net unrealized appreciation (depreciation) on investments	7,919,654

Net Assets	$38,504,129

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	$1,434,732

Net Asset Value (offering and redemption price per share)	$26.84

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$264,395
Interest	1,435

Total Investment Income	265,830

Expenses:
Advisory fees	141,988
Management services fees	28,398
Administration fees	5,990
Transfer agency fees	7,450
Administrative services fees	79,202
Distribution fees	47,329
Custody fees	12,798
Fund accounting fees	12,298
Trustee fees	272
Compliance services fees	681
Other fees	17,047

Total Gross Expenses before reductions	353,453
Less Expenses reduced by the Advisor	(2,865)

Total Net Expenses	350,588

Net Investment Income (Loss)	(84,758)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,255,170
Change in net unrealized appreciation/depreciation on investments	(2,428,030)

Net Realized and Unrealized Gains (Losses) on Investments	(1,172,860)

Change in Net Assets Resulting from Operations	$(1,257,618)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care

Statements of Changes in Net Assets
	For the six months ended June 30, 2006	For the year ended December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(84,758)	$(279,417)
Net realized gains (losses) on investments	1,255,170	(1,211,488)
Change in net unrealized appreciation/depreciation on investments	(2,428,030)	4,081,068

Change in net assets resulting from operations	(1,257,618)	2,590,163

Capital Transactions:
Proceeds from shares issued	30,110,032	177,763,102
Cost of shares redeemed	(47,655,721)	(163,063,035)

Change in net assets resulting from capital transactions	(17,545,689)	14,700,067

Change in net assets	(18,803,307)	17,290,230
Net Assets:
Beginning of period	57,307,436	40,017,206

End of period	$38,504,129	$57,307,436

Accumulated net investment income (loss)	$(84,758)	$—

Share Transactions:
Issued	1,090,568	6,552,099
Redeemed	(1,702,027)	(6,020,634)

Change in shares	(611,459)	531,465

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$28.01		$26.42	$25.81	$21.98	$28.43	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.06)		(0.15)	(0.13)	(0.15)	(0.13)	(0.30)
Net realized and unrealized gains (losses) on investments	(1.11)		1.74	0.74	3.98	(6.32)	(1.27)

Total income (loss) from investment activities	(1.17)		1.59	0.61	3.83	(6.45)	(1.57)

Net Asset Value, End of Period	$26.84		$28.01	$26.42	$25.81	$21.98	$28.43

Total Return	(4.18	)% (c)	6.02%	2.36%	17.42%	(22.69)%	(5.23	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.87%		1.89%	1.91%	2.04%	2.14%	2.06%
Net expenses (d)	1.85%		1.89%	1.91%	1.97%	1.98%	2.06%
Net investment income (loss) (d)	(0.45)%		(0.57)%	(0.51)%	(0.63)%	(0.54)%	(1.10)%

Supplemental Data:
Net assets, end of period (000’s)	$38,504		$57,307	$40,017	$25,286	$14,622	$33,227
Portfolio turnover rate (e)	67	% (c)	310%	464%	877%	897%	1,032	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Industrials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials - Sector Composition
% of Index

General Industrials	32.35%
Support Services	13.94%
Aerospace and Defense	13.96%
Industrial Transportation	12.94%
Industrial Engineering	11.24%
Electronic & Electrical Equipment	9.71%
Construction & Materials	5.86%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	June 30, 2006
(unaudited)

Common Stocks (100.0%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	6,760	$546,004
Accenture, Ltd.—Class A (Commercial Services)	5,577	157,940
Actuant Corp.—Class A (Miscellaneous Manufacturing)	338	16,883
Acuity Brands, Inc. (Miscellaneous Manufacturing)	507	19,727
Acxiom Corp. (Software)	676	16,900
Affiliated Computer Services, Inc.—Class A * (Computers)	1,014	52,332
AGCO Corp. * (Machinery-Diversified)	845	22,240
Agilent Technologies, Inc. * (Electronics)	4,225	133,340
Albany International Corp.—Class A (Machinery-Diversified)	338	14,328
Alexander & Baldwin, Inc. (Transportation)	507	22,445
Alliance Data Systems Corp. * (Commercial Services)	676	39,762
Alliant Techsystems, Inc. * (Aerospace/Defense)	338	25,806
Allied Waste Industries, Inc. * (Environmental Control)	2,366	26,878
American Standard Cos. (Building Materials)	1,690	73,126
Ametek, Inc. (Electrical Components & Equipment)	676	32,029
Amphenol Corp.—Class A (Electronics)	845	47,286
Anixter International, Inc. (Telecommunications)	338	16,041
AptarGroup, Inc. (Miscellaneous Manufacturing)	338	16,768
Arkansas Best Corp. (Transportation)	169	8,485
Armor Holdings, Inc. * (Aerospace/Defense)	338	18,533
Arrow Electronics, Inc. * (Electronics)	1,183	38,093
Automatic Data Processing, Inc. (Software)	5,577	252,917
Avnet, Inc. * (Electronics)	1,352	27,067
Ball Corp. (Packaging & Containers)	1,014	37,559
Banta Corp. (Commercial Services)	169	7,830
BE Aerospace, Inc. * (Aerospace/Defense)	676	15,453
BearingPoint, Inc. * (Commercial Services)	1,859	15,560
Belden, Inc. (Electrical Components & Equipment)	338	11,171
Bemis Co., Inc. (Packaging & Containers)	1,014	31,049
Benchmark Electronics, Inc. * (Electronics)	676	16,305
Boeing Co. (Aerospace/Defense)	7,098	581,396
Brady Corp.—Class A (Electronics)	338	12,452
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	338	17,069
Burlington Northern Santa Fe Corp. (Transportation)	3,549	281,258
C.H. Robinson Worldwide, Inc. (Transportation)	1,690	90,077
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	338	26,803
Caterpillar, Inc. (Machinery-Construction & Mining)	6,591	490,898
Ceradyne, Inc. * (Miscellaneous Manufacturing)	169	8,364
Ceridian Corp. * (Computers)	1,352	33,043
CheckFree Corp. * (Internet)	676	33,503
Choicepoint, Inc. * (Commercial Services)	845	35,296
Clarcor, Inc. (Miscellaneous Manufacturing)	507	15,104
Cognex Corp. (Machinery-Diversified)	338	8,798
Coherent, Inc. * (Electronics)	338	11,401
Commscope, Inc. * (Telecommunications)	507	15,930
Con-way, Inc. (Transportation)	507	29,371
Convergys Corp. * (Commercial Services)	1,352	26,364
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,014	94,221
Corrections Corp. of America * (Commercial Services)	338	17,894
Crane Co. (Miscellaneous Manufacturing)	507	21,091
Crown Holdings, Inc. * (Packaging & Containers)	1,690	26,313
CSX Corp. (Transportation)	2,197	154,757
Cummins, Inc. (Machinery-Diversified)	338	41,321
Curtiss-Wright Corp. (Aerospace/Defense)	507	15,656
Danaher Corp. (Miscellaneous Manufacturing)	2,366	152,181
Deere & Co. (Machinery-Diversified)	2,366	197,538
Deluxe Corp. (Commercial Services)	507	8,862
Dionex Corp. * (Electronics)	169	9,238
Donaldson Co., Inc. (Miscellaneous Manufacturing)	676	22,896
Dover Corp. (Miscellaneous Manufacturing)	2,028	100,244
DRS Technologies, Inc. (Aerospace/Defense)	338	16,478
Eagle Materials, Inc.—Class A (Building Materials)	507	24,083
Eaton Corp. (Miscellaneous Manufacturing)	1,521	114,683
eFunds Corp. * (Software)	507	11,179
EGL, Inc. * (Transportation)	338	16,968
EMCOR Group, Inc. * (Engineering & Construction)	338	16,450
Emdeon Corp. * (Internet)	2,704	33,557
Emerson Electric Co. (Electrical Components & Equipment)	4,056	339,933
Energy Conversion Devices * (Electrical Components & Equipment)	338	12,313
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	169	9,033
Esterline Technologies Corp. * (Aerospace/Defense)	169	7,029
Expeditors International of Washington, Inc. (Transportation)	2,028	113,588
Fastenal Co. (Distribution/Wholesale)	1,352	54,472
FedEx Corp. (Transportation)	2,873	335,738
Fidelity National Information Services, Inc. (Software)	845	29,913

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

First Data Corp. (Software)	7,436	$334,918
Fiserv, Inc. * (Software)	1,690	76,658
Flextronics International, Ltd. * (Electronics)	5,577	59,228
FLIR Systems, Inc. * (Electronics)	676	14,913
Florida Rock Industries, Inc. (Building Materials)	507	25,183
Flowserve Corp. * (Machinery-Diversified)	507	28,848
Fluor Corp. (Engineering & Construction)	845	78,527
Fortune Brands, Inc. (Household Products/Wares)	1,352	96,006
Foster Wheeler, Ltd. * (Engineering & Construction)	676	29,203
FTI Consulting, Inc. * (Commercial Services)	338	9,048
Gardner Denver, Inc. * (Machinery-Diversified)	507	19,520
GATX Corp. (Trucking & Leasing)	507	21,548
General Cable Corp. * (Electrical Components & Equipment)	507	17,745
General Dynamics Corp. (Aerospace/Defense)	3,211	210,192
General Electric Co. (Miscellaneous Manufacturing)	101,738	3,353,283
Global Payments, Inc. (Software)	845	41,025
Goodrich Corp. (Aerospace/Defense)	1,183	47,663
Graco, Inc. (Machinery-Diversified)	676	31,082
Granite Construction, Inc. (Engineering & Construction)	338	15,301
Harland (John H.) Co. (Household Products/Wares)	338	14,703
Harsco Corp. (Miscellaneous Manufacturing)	338	26,350
Hewitt Associates, Inc. * (Commercial Services)	507	11,397
Hexcel Corp. * (Aerospace/Defense Equipment)	845	13,275
Honeywell International, Inc. (Miscellaneous Manufacturing)	7,436	299,671
Hubbell, Inc.—Class B (Electrical Components & Equipment)	507	24,159
IDEX Corp. (Machinery-Diversified)	507	23,930
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,732	224,770
IMS Health, Inc. (Software)	2,028	54,452
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	3,211	137,367
Iron Mountain, Inc. * (Commercial Services)	1,183	44,221
Itron, Inc. * (Electronics)	169	10,015
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,859	92,021
J.B. Hunt Transport Services, Inc. (Transportation)	1,183	29,469
Jabil Circuit, Inc. (Electronics)	1,859	47,590
Jacobs Engineering Group, Inc. * (Engineering & Construction)	507	40,377
JLG Industries, Inc. (Machinery-Construction & Mining)	1,014	22,815
Joy Global, Inc. (Machinery-Construction & Mining)	1,183	61,622
Kansas City Southern Industries, Inc. * (Transportation)	676	18,725
Kaydon Corp. (Metal Fabricate/Hardware)	338	12,611
Kennametal, Inc. (Hand/Machine Tools)	338	21,041
Kirby Corp. * (Transportation)	507	20,027
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,183	89,222
Labor Ready, Inc. * (Commercial Services)	507	11,484
Landstar System, Inc. (Transportation)	507	23,946
Lennox International, Inc. (Building Materials)	676	17,900
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	338	21,175
Lockheed Martin Corp. (Aerospace/Defense)	3,380	242,481
Louisiana-Pacific Corp. (Forest Products & Paper)	1,014	22,207
Manitowoc Co. (Machinery-Diversified)	676	30,082
Manpower, Inc. (Commercial Services)	845	54,587
Martin Marietta Materials (Building Materials)	507	46,213
Masco Corp. (Building Materials)	3,887	115,210
McDermott International, Inc. * (Engineering & Construction)	1,014	46,107
MDU Resources Group, Inc. (Electric)	1,014	37,123
MeadWestvaco Corp. (Forest Products & Paper)	1,690	47,201
Mettler Toledo International, Inc. * (Electrical Components & Equipment)	338	20,473
Mine Safety Appliances Co. (Environmental Control)	338	13,588
Molex, Inc. (Electrical Components & Equipment)	507	17,020
Molex, Inc.,—Class A (Electrical Components & Equipment)	676	19,421
Monster Worldwide, Inc. * (Internet)	1,183	50,466
MPS Group, Inc. * (Commercial Services)	1,014	15,271
MSC Industrial Direct Co.—Class A (Retail)	507	24,118
Mueller Industries, Inc. (Metal Fabricate/Hardware)	338	11,164
National Instruments Corp. (Computers)	507	13,892
Navigant Consulting Co. * (Commercial Services)	507	11,484
Navistar International Corp. * (Auto Manufacturers)	676	16,636
NCI Building Systems, Inc. * (Building Materials)	169	8,986
Nordson Corp. (Machinery-Diversified)	338	16,623
Norfolk Southern Corp. (Transportation)	4,056	215,860
Northrop Grumman Corp. (Aerospace/Defense)	3,211	205,697
OMI Corp. (Transportation)	676	14,635
Oshkosh Truck Corp. (Auto Manufacturers)	676	32,124
Overseas Shipholding Group, Inc. (Transportation)	338	19,993
Owens-Illinois, Inc. * (Packaging & Containers)	1,352	22,660
PACCAR, Inc. (Auto Manufacturers)	1,690	139,222
Pacer International, Inc. (Transportation)	338	11,012
Packaging Corp. of America (Packaging & Containers)	845	18,607
Pactiv Corp. * (Packaging & Containers)	1,352	33,462
Pall Corp. (Miscellaneous Manufacturing)	1,183	33,124
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,183	91,801
Paychex, Inc. (Commercial Services)	3,380	131,751
Pentair, Inc. (Miscellaneous Manufacturing)	1,014	34,669
PerkinElmer, Inc. (Electronics)	1,183	24,725
PHH Corp. * (Commercial Services)	507	13,963
Plexus Corp. * (Electronics)	507	17,344
Powerwave Technologies, Inc. * (Telecommunications)	1,014	9,248
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,352	80,795
Quanex Corp. (Metal Fabricate/Hardware)	338	14,558
Quanta Services, Inc. * (Commercial Services)	1,014	17,573
R.R. Donnelley & Sons Co. (Commercial Services)	2,028	64,795
Raytheon Co. (Aerospace/Defense)	4,394	195,841
Regal-Beloit Corp. (Hand/Machine Tools)	338	14,923
Republic Services, Inc. (Environmental Control)	1,183	47,722
Resources Connection, Inc. * (Commercial Services)	507	12,685
Robert Half International, Inc. (Commercial Services)	1,690	70,980
Rockwell Collins, Inc. (Aerospace/Defense)	1,690	94,420
Rockwell International Corp. (Machinery-Diversified)	1,521	109,527
Roper Industries, Inc. (Miscellaneous Manufacturing)	845	39,504
Ryder System, Inc. (Transportation)	676	39,499
Sanmina-SCI Corp. * (Electronics)	5,239	24,099
Sealed Air Corp. (Packaging & Containers)	845	44,007
Shaw Group, Inc. * (Engineering & Construction)	676	18,793
Sherwin-Williams Co. (Chemicals)	1,183	56,169
Simpson Manufacturing Co., Inc. (Building Materials)	338	12,185
Smurfit-Stone Container Corp. * (Packaging & Containers)	2,535	27,733
Solectron Corp. * (Electronics)	8,957	30,633
Sonoco Products Co. (Packaging & Containers)	1,014	32,093
SPX Corp. (Miscellaneous Manufacturing)	507	28,367
Stericycle, Inc. * (Environmental Control)	507	33,006
Swift Transportation Co., Inc. * (Transportation)	507	16,102
Symbol Technologies, Inc. (Electronics)	2,535	27,353
Tektronix, Inc. (Electronics)	845	24,860
Teleflex, Inc. (Miscellaneous Manufacturing)	338	18,259
Temple-Inland, Inc. (Forest Products & Paper)	1,014	43,470
Terex Corp. * (Machinery-Construction & Mining)	507	50,041
Tetra Tech, Inc. * (Environmental Control)	507	8,994
Texas Industries, Inc. (Building Materials)	169	8,974
Textron, Inc. (Miscellaneous Manufacturing)	1,014	93,471
The Brink’s Co. (Miscellaneous Manufacturing)	507	28,600
The Corporate Executive Board Co. (Commercial Services)	338	33,868

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

The Genlyte Group, Inc. * (Building Materials)	169	$12,241
Thomas & Betts Corp. * (Electronics)	676	34,679
Timken Co. (Metal Fabricate/Hardware)	845	28,316
Toro Co. (Housewares)	338	15,785
Trimble Navigation, Ltd. * (Electronics)	507	22,632
Trinity Industries, Inc. (Miscellaneous Manufacturing)	845	34,138
Tyco International, Ltd. (Miscellaneous Manufacturing)	19,773	543,758
Union Pacific Corp. (Transportation)	2,535	235,654
United Parcel Service, Inc.—Class B (Transportation)	6,422	528,722
United Rentals, Inc. * (Commercial Services)	676	21,618
United Technologies Corp. (Aerospace/Defense)	9,126	578,770
URS Corp. * (Engineering & Construction)	507	21,294
USG CORP. * (Building Materials)	338	24,650
UTI Worldwide, Inc. (Transportation)	845	21,319
Vishay Intertechnology, Inc. * (Electronics)	1,690	26,584
Vulcan Materials Co. (Building Materials)	845	65,910
W.W. Grainger, Inc. (Distribution/Wholesale)	845	63,569
Wabtec Corp. (Machinery-Diversified)	507	18,962
Walter Industries, Inc. (Holding Companies-Diversified)	338	19,486
Washington Group International, Inc. (Engineering & Construction)	338	18,029
Waste Connections, Inc. * (Environmental Control)	507	18,455
Waste Management, Inc. (Environmental Control)	5,408	194,038
Watsco, Inc. (Distribution/Wholesale)	169	10,110
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	338	11,877
Werner Enterprises, Inc. (Transportation)	507	10,277
WESCO International, Inc. * (Distribution/Wholesale)	507	34,983
West Corp. * (Telecommunications)	338	16,194
YRC Worldwide Inc. * (Transportation)	507	21,350
Zebra Technologies Corp.—Class A * (Machinery-Diversified)	676	23,092

TOTAL COMMON STOCKS
(Cost $14,466,263)		17,489,480

Repurchase Agreements (0.4%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $73,030 (Collateralized by $74,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $75,459)	$73,000	73,000

TOTAL REPURCHASE AGREEMENTS
(Cost $73,000)		73,000

TOTAL INVESTMENT SECURITIES
(Cost $14,539,263)—100.4%		17,562,480
Net other assets (liabilities)—(0.4)%		(71,678)

NET ASSETS—100.0%		$17,490,802

*	Non-income producing security

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Aerospace/Defense	13.5%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	1.1%
Building Materials	2.5%
Chemicals	0.3%
Commercial Services	4.8%
Computers	0.6%
Distribution/Wholesale	0.9%
Electric	0.2%
Electrical Components & Equipment	2.8%
Electronics	3.8%
Engineering & Construction	1.6%
Environmental Control	2.0%
Forest Products & Paper	0.6%
Hand/Machine Tools	0.3%
Holding Companies-Diversified	0.1%
Household Products/Wares	0.6%
Housewares	0.1%
Internet	0.7%
Machinery-Construction & Mining	3.7%
Machinery-Diversified	3.3%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	35.8%
Packaging & Containers	1.6%
Retail	0.1%
Software	4.7%
Telecommunications	0.3%
Transportation	13.0%
Trucking & Leasing	0.1%
Other **	NM

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $14,466,263)	$17,489,480
Repurchase agreements, at cost	73,000

Total Investment Securities	17,562,480
Cash	964
Dividends and interest receivable	36,229
Receivable for capital shares issued	224,661
Prepaid expenses	260

Total Assets	17,824,594

Liabilities:
Payable for investments purchased	310,529
Advisory fees payable	7,541
Management services fees payable	838
Administration fees payable	427
Administrative services fees payable	1,688
Distribution fees payable	3,353
Trustee fees payable	2
Transfer agency fees payable	433
Fund accounting fees payable	731
Compliance services fees payable	188
Other accrued expenses	8,062

Total Liabilities	333,792

Net Assets	$17,490,802

Net Assets consist of:
Capital	$15,901,011
Accumulated net investment income (loss)	(21,298)
Accumulated net realized gains (losses) on investments	(1,412,128)
Net unrealized appreciation (depreciation) on investments	3,023,217

Net Assets	$17,490,802

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	490,194

Net Asset Value (offering and redemption price per share)	$35.68

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$164,444
Interest	388

Total Investment Income	164,832

Expenses:
Advisory fees	74,940
Management services fees	14,988
Administration fees	2,895
Transfer agency fees	2,769
Administrative services fees	44,953
Distribution fees	24,980
Custody fees	13,986
Fund accounting fees	4,990
Trustee fees	65
Compliance services fees	247
Other fees	6,005

Total Gross Expenses before reductions	190,818
Less Expenses reduced by the Advisor	(4,688)

Total Net Expenses	186,130

Net Investment Income (Loss)	(21,298)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(259,571)
Change in net unrealized appreciation/depreciation on investments	1,062,948

Net Realized and Unrealized Gains (Losses) on Investments	803,377

Change in Net Assets Resulting from Operations	$782,079

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(21,298)	$(30,983)
Net realized gains (losses) on investments	(259,571)	(265,139)
Change in net unrealized appreciation/depreciation on investments	1,062,948	204,832

Change in net assets resulting from operations	782,079	(91,290)

Distributions to Shareholders From:
Net realized gains on investments	—	(98,469)

Change in net assets resulting from distributions	—	(98,469)

Capital Transactions:
Proceeds from shares issued	93,700,114	62,971,560
Dividends reinvested	—	98,469
Cost of shares redeemed	(87,092,063)	(62,238,498)

Change in net assets resulting from capital transactions	6,608,051	831,531

Change in net assets	7,390,130	641,772
Net Assets:
Beginning of period	10,100,672	9,458,900

End of period	$17,490,802	$10,100,672

Accumulated net investment income (loss)	$(21,298)	$—

Share Transactions:
Issued	2,609,024	1,936,360
Reinvested	—	3,064
Redeemed	(2,420,017)	(1,924,084)

Change in shares	189,007	15,340

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
						For the period
	For the six months ended		For the year ended	For the year ended	For the year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$33.54		$33.09	$30.88	$24.05	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.04)		(0.11)	(0.04)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	2.18		0.90 (c)	4.06	6.84	(5.94)

Total income (loss) from investment activities	2.14		0.79	4.02	6.83	(5.95)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.34)	(1.81)	—	—

Net Asset Value, End of Period	$35.68		$33.54	$33.09	$30.88	$24.05

Total Return	6.38	% (d)	2.44%	13.22%	28.40%	(19.83	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.91%		2.17%	1.99%	2.25%	2.65%
Net expenses (e)	1.86%		1.98%	1.98%	1.98%	1.98%
Net investment income (loss) (e)	(0.21)%		(0.36)%	(0.14)%	(0.05)%	(0.08)%

Supplemental Data:
Net assets, end of period (000’s)	$17,491		$10,101	$9,459	$11,751	$1,134
Portfolio turnover rate (f)	496	% (d)	720%	1,159%	1,997%	906	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Internet seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Composite Internet Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones Composite Internet - Sector Composition

The Dow Jones Composite Internet Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	June 30, 2006
(unaudited)

Common Stocks (99.2%)
	Shares	Value

Agile Software Corp. * (Internet)	3,367	$21,347
Akamai Technologies, Inc. * (Internet)	9,646	349,089
Allscripts Healthcare Solution * (Software)	2,821	49,509
Amazon.com, Inc. * (Internet)	19,019	735,655
aQuantive, Inc. * (Internet)	4,368	110,641
Ariba, Inc. * (Internet)	4,550	37,447
Audible, Inc. * (Internet)	1,183	10,753
Autobytel, Inc. * (Internet)	2,639	9,316
BEA Systems, Inc. * (Software)	24,479	320,430
Check Point Software Technologies, Ltd. * (Internet)	11,102	195,173
CheckFree Corp. * (Internet)	4,732	234,518
CMGI, Inc. * (Internet)	28,483	34,464
CNET Networks, Inc. * (Internet)	8,645	68,987
Digital Insight Corp. * (Internet)	2,002	68,649
Digital River, Inc. * (Internet)	2,457	99,238
E *TRADE Financial Corp. * (Diversified Financial Services)	26,481	604,296
EarthLink, Inc. * (Internet)	7,644	66,197
eBay, Inc. * (Internet)	22,477	658,351
Emdeon Corp. * (Internet)	17,472	216,828
Google, Inc.—Class A * (Internet)	1,820	763,181
IAC/InterActiveCorp * (Internet)	12,679	335,867
Infospace, Inc. * (Internet)	1,911	43,322
Internet Security Systems, Inc. * (Internet)	2,912	54,891
Interwoven, Inc. * (Internet)	2,366	20,300
J2 Global Communications, Inc. * (Internet)	3,094	96,595
Jupitermedia Corp. * (Internet)	1,365	17,745
Monster Worldwide, Inc. * (Internet)	7,189	306,683
PRICELINE.COM, Inc. * (Internet)	1,547	46,193
RealNetworks, Inc. * (Internet)	6,643	71,080
Sapient Corp. * (Internet)	5,005	26,527
TD Ameritrade Holding Corp. (Diversified Financial Services)	19,747	292,453
Tibco Software, Inc. * (Internet)	13,195	93,025
United Online, Inc. (Internet)	3,913	46,956
ValueClick, Inc. * (Internet)	6,461	99,176
VeriSign, Inc. * (Internet)	15,379	356,331
Vignette Corp. * (Internet)	1,911	27,862
webMethods, Inc. * (Internet)	3,367	33,232
Websense, Inc. * (Internet)	3,003	61,682
Yahoo!, Inc. * (Internet)	23,296	768,768

TOTAL COMMON STOCKS (Cost $3,528,967)		7,452,757

TOTAL INVESTMENT SECURITIES (Cost $3,528,967)—99.2%		7,452,757
Net other assets (liabilities)—0.8%		62,418

NET ASSETS—100.0%		$7,515,175

*	Non-income producing security

Pro Fund VP Internet invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Diversified Financial Services	11.9%
Internet	82.4%
Software	4.9%
Other **	0.8%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

183

PROFUNDS VP
ProFund VP Internet
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (Cost $3,528,967)	$7,452,757
Receivable for investments sold	236,879
Prepaid expenses	151

Total Assets	7,689,787

Liabilities:
Cash overdraft	408
Payable for capital shares redeemed	166,374
Advisory fees payable	4,001
Management services fees payable	504
Administration fees payable	189
Administrative services fees payable	781
Distribution fees payable	1,481
Trustee fees payable	1
Transfer agency fees payable	191
Fund accounting fees payable	290
Compliance services fees payable	92
Other accrued expenses	300

Total Liabilities	174,612

Net Assets	$7,515,175

Net Assets consist of:
Capital	$3,238,492
Accumulated net investment income (loss)	141,355
Accumulated net realized gains (losses) on investments	211,538
Net unrealized appreciation (depreciation) on investments	3,923,790

Net Assets	$7,515,175

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	134,607

Net Asset Value (offering and redemption price per share)	$55.83

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$263,000
Interest	685

Total Investment Income	263,685

Expenses:
Advisory fees	52,288
Management services fees	10,458
Administration fees	1,658
Transfer agency fees	1,231
Administrative services fees	32,568
Distribution fees	17,429
Custody fees	3,267
Fund accounting fees	1,982
Trustee fees	47
Compliance services fees	84
Other fees	2,657

Total Gross Expenses before reductions	123,669
Less Expenses reduced by the Advisor	(1,258)
Less Expenses reduced by the Administrator	(81)

Total Net Expenses	122,330

Net Investment Income (Loss)	141,355

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	1,186,063
Change in net unrealized appreciation/depreciation on investments	(2,047,612)

Net Realized and Unrealized Gains (Losses) on Investments	(861,549)

Change in Net Assets Resulting from Operations	$(720,194)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$141,355	$(302,779)
Net realized gains (losses) on investments	1,186,063	3,015,232
Change in net unrealized appreciation/depreciation on investments	(2,047,612)	(3,175,225)

Change in net assets resulting from operations	(720,194)	(462,772)

Distributions to Shareholders From:
Net realized gains on investments	—	—

Change in net assets resulting from distributions	—	—

Capital Transactions:
Proceeds from shares issued	20,038,465	157,232,247
Dividends reinvested	—	—
Cost of shares redeemed	(37,141,071)	(173,426,674)

Change in net assets resulting from capital transactions	(17,102,606)	(16,194,427)

Change in net assets	(17,822,800)	(16,657,199)
Net Assets:
Beginning of period	25,337,975	41,995,174

End of period	$7,515,175	$25,337,975

Accumulated net investment income (loss)	$141,355	$—

Share Transactions:
Issued	337,183	3,048,125
Reinvested	—	—
Redeemed	(636,811)	(3,386,956)

Change in shares	(299,628)	(338,831)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$58.35		$54.32	$45.81	$25.99	$30.00

Investment Activities:
Net investment income (loss) (b)	0.59		(0.98)	(0.93)	(0.75)	(0.35)
Net realized and unrealized gains (losses) on investments	(3.11)		5.01 (c)	10.53	21.02	(3.66)

Total income (loss) from investment activities	(2.52)		4.03	9.60	20.27	(4.01)

Distributions to Shareholders From:
Net realized gains on investments	—		—	(1.09)	(0.45)	—

Net Asset Value, End of Period	$55.83		$58.35	$54.32	$45.81	$25.99

Total Return	(4.34	)% (d)	7.44%	21.26%	77.99%	(13.37	)% (d)
Ratios to Average Net Assets:
Gross expenses (e)	1.77%		1.92%	1.94%	2.01%	2.04%
Net expenses (e)	1.75%		1.92%	1.94%	1.98%	1.98%
Net investment income (loss) (e)	2.03%		(1.87)%	(1.94)%	(1.97)%	(1.97)%
Supplemental Data:
Net assets, end of period (000’s)	$7,515		$25,338	$41,995	$14,882	$28,880
Portfolio turnover rate (f)	142	% (d)	855%	949%	803%	505	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	96%

Total Exposure	96%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas - Sector Composition
% of Index

Oil and Gas Producers	72.11%
Oil Equipment, Services & Distribution	27.89%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2006
(unaudited)

Common Stocks (96.3%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	52,490	$2,503,248
Apache Corp. (Oil & Gas)	37,105	2,532,416
Atwood Oceanics, Inc. * (Oil & Gas)	2,715	134,664
Baker Hughes, Inc.(Oil & Gas Services)	38,915	3,185,193
Berry Petroleum Co.—Class A (Oil & Gas)	4,525	150,004
BJ Services Co. (Oil & Gas Services)	37,105	1,382,532
Bristow Group, Inc. * (Transportation)	2,715	97,740
Cabot Oil & Gas Corp. (Oil & Gas)	5,430	266,070
Cameron International Corp. * (Oil & Gas Services)	13,575	648,478
Cheniere Energy, Inc. * (Oil & Gas)	6,335	247,065
Chesapeake Energy Corp. (Oil & Gas)	43,440	1,314,060
ChevronTexaco Corp. (Oil & Gas)	257,020	15,950,660
Cimarex Energy Co. (Oil & Gas)	9,050	389,150
Comstock Resources, Inc. * (Oil & Gas)	4,525	135,117
ConocoPhillips (Oil & Gas)	175,570	11,505,101
Core Laboratories N.V. * (Oil & Gas Services)	2,715	165,724
Denbury Resources, Inc. * (Oil & Gas)	13,575	429,920
Devon Energy Corp. (Oil & Gas)	47,965	2,897,566
Diamond Offshore Drilling, Inc. (Oil & Gas)	7,240	607,653
Dynegy, Inc.—Class A * (Pipelines)	45,250	247,518
El Paso Corp. (Pipelines)	79,640	1,194,600
Encore Acquisition Co. * (Oil & Gas)	5,430	145,687
Ensco International, Inc. (Oil & Gas)	17,195	791,314
EOG Resources, Inc. (Oil & Gas)	27,150	1,882,581
Exxon Mobil Corp. (Oil & Gas)	605,445	37,144,050
FMC Technologies, Inc. * (Oil & Gas Services)	8,145	549,462
Forest Oil Corp. * (Oil & Gas)	6,335	210,069
Frontier Oil Corp. (Oil & Gas)	12,670	410,508
Global Industries, Ltd. * (Oil & Gas Services)	9,955	166,249
GlobalSantaFe Corp. (Oil & Gas)	28,055	1,620,176
Grant Prideco, Inc. * (Oil & Gas Services)	14,480	647,980
Grey Wolf, Inc. * (Oil & Gas)	21,720	167,244
Halliburton Co. (Oil & Gas Services)	58,825	4,365,403
Hanover Compressor Co. * (Oil & Gas Services)	9,955	186,955
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	8,145	328,732
Helmerich & Payne, Inc. (Oil & Gas)	5,430	327,212
Hess Corp. (Oil & Gas)	28,960	1,530,536
Holly Corp. (Oil & Gas)	5,430	261,726
Houston Exploration Co. * (Oil & Gas)	3,620	221,508
Hydril * (Oil & Gas Services)	2,715	213,182
Input/Output, Inc. * (Oil & Gas Services)	8,145	76,970
KCS Energy, Inc. * (Oil & Gas)	5,430	161,271
Kerr-McGee Corp. (Oil & Gas)	25,340	1,757,329
Kinder Morgan, Inc. (Pipelines)	12,670	1,265,606
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,620	195,552
Marathon Oil Corp. (Oil & Gas)	41,630	3,467,778
Mariner Energy, Inc. * (Oil & Gas)	9,050	166,249
Maverick Tube Corp. * (Oil & Gas Services)	4,525	285,935
Murphy Oil Corp. (Oil & Gas)	19,910	1,112,173
Nabors Industries, Ltd. * (Oil & Gas)	35,295	1,192,618
National-Oilwell Varco, Inc. * (Oil & Gas Services)	19,910	1,260,701
Newfield Exploration Co. * (Oil & Gas)	14,480	708,651
Newpark Resources, Inc. * (Oil & Gas Services)	9,955	61,223
Noble Corp. (Oil & Gas)	15,385	1,144,952
Noble Energy, Inc. (Oil & Gas)	19,910	932,983
Occidental Petroleum Corp. (Oil & Gas)	48,870	5,011,618
Oceaneering International, Inc. * (Oil & Gas Services)	5,430	248,966
OGE Energy Corp. (Electric)	9,955	348,724
Parker Drilling Co. * (Oil & Gas)	11,765	84,473
Patterson-UTI Energy, Inc. (Oil & Gas)	19,910	563,652
Penn Virginia Corp. (Oil & Gas)	1,810	126,483
Pioneer Natural Resources Co. (Oil & Gas)	14,480	672,017
Plains Exploration & Production Co. * (Oil & Gas)	9,050	366,887
Pogo Producing Co. (Oil & Gas)	6,335	292,044
Pride International, Inc. * (Oil & Gas)	18,100	565,263
Quicksilver Resources, Inc. * (Oil & Gas)	6,335	233,191
Range Resources Corp. (Oil & Gas)	15,385	418,318
Rowan Cos., Inc. (Oil & Gas)	12,670	450,925
Schlumberger, Ltd. (Oil & Gas Services)	133,940	8,720,833
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,715	222,902
Smith International, Inc. (Oil & Gas Services)	24,435	1,086,624
Southwestern Energy Co. * (Oil & Gas)	19,005	592,196
St. Mary Land & Exploration Co. (Oil & Gas)	6,335	254,984
Stone Energy Corp. * (Oil & Gas)	2,715	126,383
Sunoco, Inc. (Oil & Gas)	15,385	1,066,027
Superior Energy Services, Inc. * (Oil & Gas Services)	9,050	306,795
Swift Energy Co. * (Oil & Gas)	3,620	155,407
Tesoro Petroleum Corp. (Oil & Gas)	8,145	605,662
TETRA Technologies, Inc. * (Oil & Gas Services)	8,145	246,712
Tidewater, Inc. (Oil & Gas Services)	6,335	311,682
Todco—Class A (Oil & Gas)	7,240	295,754
Transocean Sedco Forex, Inc. * (Oil & Gas)	37,105	2,980,274
Unit Corp. * (Oil & Gas)	5,430	308,913
Universal Compression Holdings, Inc. * (Oil & Gas Services)	3,620	227,951
See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Valero Energy Corp. (Oil & Gas)	70,590	$4,695,646
Veritas DGC, Inc. * (Oil & Gas Services)	3,620	186,720
W-H Energy Services, Inc. * (Oil & Gas Services)	3,620	184,005
Weatherford International, Ltd. * (Oil & Gas Services)	39,820	1,975,868
Western Gas Resources, Inc. (Pipelines)	7,240	433,314
Whiting Petroleum Corp. * (Oil & Gas)	4,525	189,462
Williams Cos., Inc. (Pipelines)	67,875	1,585,560
XTO Energy, Inc. (Oil & Gas)	41,630	1,842,960

Total Common Stocks
(Cost $87,066,931)		148,930,239

Repurchase Agreements (1.1%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $1,674,688 (Collateralized by $1,665,000 of various U.S. Government Agency Obligations, 5.628% - 6.00%, 2/15/07-5/15/11 market value $1,707,394)	$1,674,000	1,674,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,674,000)		1,674,000

TOTAL INVESTMENT SECURITIES
(Cost $88,740,931)—97.4%		150,604,239
Net other assets (liabilities)—2.6%		3,998,252

NET ASSETS—100.0%		$154,602,491

*	Non-income producing security

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Electric	0.2%
Oil & Gas	75.2%
Oil & Gas Services	17.7%
Pipelines	3.1%
Transportation	0.1%
Other **	3.7%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $87,066,931)	$148,930,239
Repurchase agreements, at cost	1,674,000

Total Investment Securities	150,604,239
Cash	16
Dividends and interest receivable	53,385
Receivable for investments sold	5,551,100
Receivable for capital shares issued	2,655,685
Prepaid expenses	1,157

Total Assets	158,865,582

Liabilities:
Payable for investments purchased	4,097,504
Payable for capital shares redeemed	10
Advisory fees payable	83,197
Management services fees payable	11,093
Administration fees payable	3,530
Administrative services fees payable	18,120
Distribution fees payable	27,904
Trustee fees payable	13
Transfer agency fees payable	3,582
Fund accounting fees payable	5,088
Compliance services fees payable	1,395
Other accrued expenses	11,655

Total Liabilities	4,263,091

Net Assets	$154,602,491

Net Assets consist of:
Capital	$94,897,591
Accumulated net investment income (loss)	(149,769)
Accumulated net realized gains (losses) on investments	(2,008,639)
Net unrealized appreciation (depreciation) on investments	61,863,308

Net Assets	$154,602,491

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,917,433

Net Asset Value (offering and redemption price per share)	$52.99

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$1,253,450
Interest	7,418

Total Investment Income	1,260,868

Expenses:
Advisory fees	610,655
Management services fees	122,132
Administration fees	24,832
Transfer agency fees	16,254
Administrative services fees	369,209
Distribution fees	203,552
Custody fees	11,887
Fund accounting fees	25,337
Trustee fees	598
Compliance services fees	1,418
Other fees	37,252

Total Gross Expenses before reductions	1,423,126
Less Expenses reduced by the Advisor	(12,489)

Total Net Expenses	1,410,637

Net Investment Income (Loss)	(149,769)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,481,774
Net realized gains (losses) on swap contracts	318,853
Change in net unrealized appreciation/depreciation on investments	11,037,748

Net Realized and Unrealized Gains (Losses) on Investments	15,838,375

Change in Net Assets Resulting from Operations	$15,688,606

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(149,769)	$(517,265)
Net realized gains (losses) on investments	4,800,627	2,144,304
Change in net unrealized appreciation/depreciation on investments	11,037,748	31,493,918

Change in net assets resulting from operations	15,688,606	33,120,957

Distributions to Shareholders From:
Net realized gains on investments	—	(4,532,768)

Change in net assets resulting from distributions	—	(4,532,768)

Capital Transactions:
Proceeds from shares issued	173,651,199	424,924,402
Dividends reinvested	—	4,532,768
Cost of shares redeemed	(183,203,330)	(394,716,236)

Change in net assets resulting from capital transactions	(9,552,131)	34,740,934

Change in net assets	6,136,475	63,329,123
Net Assets:
Beginning of period	148,466,016	85,136,893

End of period	$154,602,491	$148,466,016

Accumulated net investment income (loss)	$(149,769)	$—

Share Transactions:
Issued	3,353,693	9,679,821
Reinvested	—	93,672
Redeemed	(3,593,441)	(8,940,686)

Change in shares	(239,748)	832,807

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
							For the period
	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	January 22, 2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$47.02		$36.63	$28.33	$23.17	$27.93	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.05)		(0.15)	(0.05)	(0.01)	(0.05)	—	(c)
Net realized and unrealized gains (losses) on investments	6.02		11.64	8.37	5.17	(4.71)	(2.07)

Total income (loss) from investment activities	5.97		11.49	8.32	5.16	(4.76)	(2.07)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.10)	(0.02)	—	—	—

Net Asset Value, End of Period	$52.99		$47.02	$36.63	$28.33	$23.17	$27.93

Total Return	12.67	% (d)	31.31%	29.36%	22.27%	(17.04)%	(6.90	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.75%		1.86%	1.92%	2.09%	2.16%	2.05%
Net expenses (e)	1.73%		1.86%	1.92%	1.98%	1.98%	2.05%
Net investment income (loss) (e)	(0.18)%		(0.34)%	(0.16)%	(0.05)%	(0.18)%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$154,602		$148,466	$85,137	$44,398	$19,283	$24,007
Portfolio turnover rate (f)	99	% (d)	298%	470%	1,091%	1,632%	1,169	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	82%
Swap Agreements	16%

Total Exposure	98%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Pharmaceuticals - Sector Composition

Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	June 30, 2006
(unaudited)

Common Stocks (82.0%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	12,964	$565,360
Abraxis Bioscience, Inc. * (Pharmaceuticals)	356	8,487
Alkermes, Inc. * (Pharmaceuticals)	1,424	26,942
Allergan, Inc. (Pharmaceuticals)	2,492	267,292
Alpharma, Inc. (Pharmaceuticals)	712	17,116
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,602	76,399
Bristol-Myers Squibb Co. (Pharmaceuticals)	22,250	575,386
Cephalon, Inc. * (Pharmaceuticals)	890	53,489
Eli Lilly & Co. (Pharmaceuticals)	10,186	562,980
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	2,136	70,445
Forest Laboratories, Inc. * (Pharmaceuticals)	5,162	199,718
Hospira, Inc.* (Pharmaceuticals)	2,492	107,006
Johnson & Johnson (Healthcare-Products)	47,526	2,847,758
King Pharmaceuticals, Inc. * (Pharmaceuticals)	3,916	66,572
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	890	21,360
Merck & Co., Inc. (Pharmaceuticals)	15,644	569,911
MGI Pharma, Inc. * (Pharmaceuticals)	1,246	26,789
Mylan Laboratories, Inc. (Pharmaceuticals)	3,382	67,640
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	356	6,372
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	534	9,858
Perrigo Co. (Pharmaceuticals)	1,424	22,926
Pfizer, Inc. (Pharmaceuticals)	117,124	2,748,901
Schering-Plough Corp. (Pharmaceuticals)	23,496	447,129
Sepracor, Inc. * (Pharmaceuticals)	1,780	101,709
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	356	3,777
The Medicines Co. * (Pharmaceuticals)	712	13,920
Valeant Pharmaceuticals International (Pharmaceuticals)	1,424	24,094
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,780	41,438
Wyeth (Pharmaceuticals)	12,460	553,349

TOTAL COMMON STOCKS
(Cost $9,033,411)		10,104,123

Repurchase Agreements (0.7%)
	Principal
	Amount	Value

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $81,033 (Collateralized by $82,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $83,617)	$81,000	$81,000

TOTAL REPURCHASE AGREEMENTS
(Cost $81,000)		81,000

TOTAL INVESTMENT SECURITIES
(Cost $9,114,411)—82.7%		10,185,123
Net other assets (liabilities)—17.3%		2,137,495

NET ASSETS—100.0%		$12,322,618

*	Non-income producing security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 7/6/06 (Underlying notional amount at value $2,000,000)	8,046	$—

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of June 30, 2006:
Healthcare-Products	23.1%
Pharmaceuticals	58.9%
Other **	18.0%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $9,033,411)	$10,104,123
Repurchase agreements, at cost	81,000

Total Investment Securities	10,185,123
Cash	421
Dividends and interest receivable	14,675
Receivable for investments sold	2,137,629
Receivable for capital shares issued	762,425
Prepaid expenses	174

Total Assets	13,100,447

Liabilities:
Payable for investments purchased	756,761
Advisory fees payable	6,928
Management services fees payable	924
Administration fees payable	293
Administrative services fees payable	1,637
Distribution fees payable	2,310
Trustee fees payable	1
Transfer agency fees payable	298
Fund accounting fees payable	435
Compliance services fees payable	125
Other accrued expenses	8,117

Total Liabilities	777,829

Net Assets	$12,322,618

Net Assets consist of:
Capital	$17,307,191
Accumulated net investment income (loss)	145,572
Accumulated net realized gains (losses) on investments	(6,200,857)
Net unrealized appreciation (depreciation) on investments	1,070,712

Net Assets	$12,322,618

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	538,951

Net Asset Value (offering and redemption price per share)	$22.86

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$187,348
Interest	897

Total Investment Income	188,245

Expenses:
Advisory fees	49,260
Management services fees	9,852
Administration fees	1,942
Transfer agency fees	2,400
Administrative services fees	29,838
Distribution fees	16,420
Custody fees	3,994
Fund accounting fees	3,846
Trustee fees	94
Compliance services fees	216
Other fees	5,475

Total Gross Expenses before reductions	123,337
Less Expenses reduced by the Advisor	(994)

Total Net Expenses	122,343

Net Investment Income (Loss)	65,902

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(240,725)
Net realized gains (losses) on swap agreements	30,311
Change in net unrealized appreciation/depreciation on investments	37,216

Net Realized and Unrealized Gains (Losses) on Investments	(173,198)

Change in Net Assets Resulting from Operations	$(107,296)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$65,902	$79,670
Net realized gains (losses) on investments	(210,414)	(987,052)
Change in net unrealized appreciation/depreciation on investments	37,216	(67,782)

Change in net assets resulting from operations	(107,296)	(975,164)

Distributions to Shareholders From:
Net investment income	—	(35,026)

Change in net assets resulting from distributions	—	(35,026)

Capital Transactions:
Proceeds from shares issued	28,624,513	85,114,696
Dividends reinvested	—	35,026
Cost of shares redeemed	(26,974,848)	(85,161,998)

Change in net assets resulting from capital transactions	1,649,665	(12,276)

Change in net assets	1,542,369	(1,022,466)
Net Assets:
Beginning of period	10,780,249	11,802,715

End of period	$12,322,618	$10,780,249

Accumulated net investment income (loss)	$145,572	$79,670

Share Transactions:
Issued	1,228,763	3,617,838
Reinvested	—	1,480
Redeemed	(1,167,563)	(3,642,935)

Change in shares	61,200	(23,617)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$22.56		$23.54	$25.93	$25.96	$30.00

Investment Activities:
Net investment income (loss) (b)	0.11		0.15	0.08	(0.09)	—	(c)
Net realized and unrealized gains (losses) on investments	0.19	(d)	(1.05)	(2.47)	1.51	(4.04)

Total income (loss) from investment activities	0.30		(0.90)	(2.39)	1.42	(4.04)

Distributions to Shareholders From:
Net investment income	—		(0.08)	—	—	—
Net realized gains on investments	—		—	—	(1.45)	—

Total distributions	—		(0.08)	—	(1.45)	—

Net Asset Value, End of Period	$22.86		$22.56	$23.54	$25.93	$25.96

Total Return	1.28	% (e)	(3.82)%	(9.22)%	5.60%	(13.47	)% (e)

Ratios to Average Net Assets:
Gross expenses (f)	1.88%		1.93%	1.97%	2.06%	2.12%
Net expenses (f)	1.86%		1.93%	1.97%	1.98%	1.98%
Net investment income (loss) (f)	1.00%		0.65%	0.32%	(0.33)%	(0.02)%

Supplemental Data:
Net assets, end of period (000’s)	$12,323		$10,780	$11,803	$11,851	$3,414
Portfolio turnover rate (g)	270	% (e)	853%	1,223%	2,569%	1,709	% (e)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Precious Metals Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones Precious Metals - Sector Composition
The Dow Jones Precious Metals Index is comprised of a single sector.

PROFUNDS VP ProFund VP Precious Metals (unaudited)	Schedule of Portfolio Investments June 30, 2006

U.S. Government Agency Obligations (71.2%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 4.65%, 7/3/06	$23,947,000	$23,940,814
Federal Farm Credit Bank *, 4.65%, 7/3/06	23,947,000	23,940,813
Federal Home Loan Bank *, 4.65%, 7/3/06	23,947,000	23,940,814
Federal Home Loan Mortgage Corp. *, 4.65%, 7/3/06	23,947,000	23,940,814

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $95,763,255)		95,763,255

Repurchase Agreements (17.8%)
UBS *, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $23,942,832 (Collateralized by $25,156,000 of various U.S. Government Agency Obligations, 2.75% - 5.375%, 2/15/07-3/15/08, market value $24,413,002)	23,933,000	23,933,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,933,000)		23,933,000

TOTAL INVESTMENT SECURITIES (Cost $119,696,255)—89.0%		119,696,255
Net other assets (liabilities)—11.0%		14,761,627

NET ASSETS—100.0%		$134,457,882

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
		Unrealized Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 7/25/06 (Underlying notional amount at value $134,539,194)	458,162	$8,356,318

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $95,763,255)	$95,763,255
Repurchase agreements, at cost	23,933,000

Total Investment Securities	119,696,255
Cash	1,441
Interest receivable	3,277
Receivable for capital shares issued	6,584,567
Unrealized appreciation on swap agreements	8,356,318
Prepaid expenses	1,437

Total Assets	134,643,295

Liabilities:
Advisory fees payable	69,500
Management services fees payable	9,267
Administration fees payable	2,949
Administrative services fees payable	13,453
Distribution fees payable	23,289
Trustee fees payable	11
Transfer agency fees payable	2,989
Fund accounting fees payable	4,201
Compliance services fees payable	1,164
Other accrued expenses	58,590

Total Liabilities	185,413

Net Assets	$134,457,882

Net Assets consist of:
Capital	$126,976,985
Accumulated net investment income (loss)	2,901,321
Accumulated net realized gains (losses) on investments	(3,776,742)
Net unrealized appreciation (depreciation) on investments	8,356,318

Net Assets	$134,457,882

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,944,224

Net Asset Value (offering and redemption price per share)	$45.67

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$3,218,819

Total Income	3,218,819

Expenses:
Advisory fees	511,451
Management services fees	102,291
Administration fees	21,342
Transfer agency fees	20,655
Administrative services fees	307,727
Distribution fees	170,484
Custody fees	18,244
Fund accounting fees	31,866
Trustee fees	763
Compliance services fees	1,814
Other fees	45,570

Total Gross Expenses before reductions	1,232,207
Less Expenses reduced by the Advisor	(11,005)

Total Net Expenses	1,221,202

Net Investment Income (Loss)	1,997,617

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	1,598,704
Change in net unrealized appreciation/depreciation on investments	5,923,369

Net Realized and Unrealized Gains (Losses) on Investments	7,522,073

Change in Net Assets Resulting from Operations	$9,519,690

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,997,617	$903,704
Net realized gains (losses) on investments	1,598,704	13,559,048
Change in net unrealized appreciation/depreciation on investments	5,923,369	2,395,516

Change in net assets resulting from operations	9,519,690	16,858,268

Capital Transactions:
Proceeds from shares issued	152,758,535	264,118,587
Cost of shares redeemed	(140,993,770)	(228,235,802)

Change in net assets resulting from capital transactions	11,764,765	35,882,785

Change in net assets	21,284,455	52,741,053
Net Assets:
Beginning of period	113,173,427	60,432,374

End of period	$134,457,882	$113,173,427

Accumulated net investment income (loss)	$2,901,321	$903,704

Share Transactions:
Issued	3,336,041	8,101,285
Redeemed	(3,141,904)	(7,205,817)

Change in shares	194,137	895,468

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$41.15		$32.58	$40.99	$29.44	$30.00

Investment Activities:
Net investment income (loss) (b)	0.66		0.45	(0.20)	(0.31)	(0.07)
Net realized and unrealized gains (losses) on investments	3.86		8.12	(3.64)	11.86	(0.49)

Total income (loss) from investment activities	4.52		8.57	(3.84)	11.55	(0.56)

Distributions to Shareholders From:
Net realized gains on investments	—		—	(4.57)	—	—

Net Asset Value, End of Period	$45.67		$41.15	$32.58	$40.99	$29.44

Total Return	10.96	% (c)	26.30%	(9.92)%	39.23%	(1.87	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.81%		1.86%	1.87%	1.98%	1.98%
Net expenses (d)	1.79%		1.86%	1.87%	1.97%	1.98%
Net investment income (loss) (d)	2.93%		1.38%	(0.58)%	(0.94)%	(0.40)%

Supplemental Data:
Net assets, end of period (000’s)	$134,458		$113,173	$60,432	$76,218	$55,639
Portfolio turnover rate (e)	—	(c)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective:The ProFund VP Real Estate seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate - Sector Composition
The Dow Jones U.S. Real Estate Index is comprised of a single sector.

PROFUNDS VP ProFund VP Real Estate (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (100.1%)
	Shares	Value

Alexandria Real Estate Equities, Inc. (REIT)	4,650	$412,362
AMB Property Corp. (REIT)	16,430	830,537
American Financial Realty Trust (REIT)	23,870	231,062
American Home Mortgage Investment Corp. (REIT)	8,370	308,518
Annaly Mortgage Management, Inc. (REIT)	29,450	377,255
Apartment Investment and Management Co.—Class A (REIT)	17,980	781,231
Archstone-Smith Trust (REIT)	39,370	2,002,751
Avalonbay Communities, Inc. (REIT)	13,950	1,543,149
BioMed Realty Trust, Inc. (REIT)	10,540	315,568
Boston Properties, Inc. (REIT)	21,080	1,905,631
Brandywine Realty Trust (REIT)	16,740	538,526
BRE Properties, Inc.—Class A (REIT)	9,610	528,550
Brookfield Properties Corp. (Real Estate)	21,700	698,089
Camden Property Trust (REIT)	10,540	775,217
CapitalSource, Inc. (Diversified Financial Services)	23,250	545,445
CarrAmerica Realty Corp. (REIT)	10,850	483,368
CB Richard Ellis Group, Inc.—Class A * (Real Estate)	34,410	856,809
CBL& Associates Properties, Inc. (REIT)	11,780	458,595
Colonial Properties Trust (REIT)	8,370	413,478
Corporate Office Properties Trust (REIT)	7,750	326,120
Cousins Properties, Inc. (REIT)	7,440	230,119
Crescent Real Estate Equities Co. (REIT)	17,980	333,709
Developers Diversified Realty Corp. (REIT)	20,460	1,067,603
Duke-Weeks Realty Corp. (REIT)	25,110	882,617
Equity Inns, Inc. (REIT)	10,230	169,409
Equity Lifestyle Properties, Inc. (REIT)	4,030	176,635
Equity Office Properties Trust (REIT)	68,200	2,489,981
Equity Residential Properties Trust (REIT)	54,250	2,426,602
Essex Property Trust, Inc. (REIT)	4,340	484,604
Federal Realty Investment Trust (REIT)	9,920	694,400
FelCor Lodging Trust, Inc. (REIT)	11,470	249,358
First Industrial Realty Trust, Inc. (REIT)	8,370	317,558
Forest City Enterprises, Inc.—Class A (Real Estate)	10,850	541,524
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	27,590	302,662
General Growth Properties, Inc. (REIT)	42,160	1,899,729
Glenborough Realty Trust, Inc. (REIT)	5,890	126,871
Health Care Property Investors, Inc. (REIT)	25,420	679,731
Health Care REIT, Inc. (REIT)	11,470	400,877
Healthcare Realty Trust, Inc. (REIT)	8,990	286,332
Highwoods Properties, Inc. (REIT)	9,920	358,906
Home Properties, Inc. (REIT)	6,510	361,370
Hospitality Properties Trust (REIT)	12,400	544,608
Host Marriott Corp. (REIT)	97,030	2,122,045
HRPT Properties Trust (REIT)	39,060	451,534
IMPAC Mortgage Holdings, Inc. (REIT)	13,020	145,564
iStar Financial, Inc. (REIT)	21,390	807,473
Jones Lang LaSalle, Inc. (Real Estate)	6,200	542,810
Kilroy Realty Corp. (REIT)	5,890	425,553
Kimco Realty Corp. (REIT)	38,440	1,402,676
KKR Financial Corp. (REIT)	14,880	309,653
LaSalle Hotel Properties (REIT)	7,440	344,472
Lexington Corporate Properties Trust (REIT)	9,920	214,272
Liberty Property Trust (REIT)	16,430	726,206
Mack-Cali Realty Corp. (REIT)	11,470	526,702
Maguire Properties, Inc. (REIT)	6,510	228,957
Mills Corp. (REIT)	10,540	281,945
Nationwide Health Properties, Inc. (REIT)	13,640	307,036
New Century Financial Corp. (REIT)	9,610	439,658
New Plan Excel Realty Trust, Inc. (REIT)	19,530	482,196
Novastar Financial, Inc. (REIT)	6,200	195,982
Pan Pacific Retail Properties (REIT)	7,440	516,113
Pennsylvania REIT (REIT)	6,820	275,323
Plum Creek Timber Co., Inc. (Forest Products & Paper)	34,100	1,210,549
Post Properties, Inc. (REIT)	8,060	365,440
Potlatch Corp. (Forest Products & Paper)	7,130	269,158
Prologis (REIT)	45,260	2,358,950
Public Storage, Inc. (REIT)	16,430	1,247,037
Rayonier, Inc. (Forest Products & Paper)	13,950	528,845
Realty Income Corp. (REIT)	16,430	359,817
Reckson Associates Realty Corp. (REIT)	15,500	641,390
Redwood Trust, Inc. (REIT)	4,340	211,922
Regency Centers Corp. (REIT)	12,710	789,927
Saxon Capital, Inc. (REIT)	9,300	106,392
Shurgard Storage Centers, Inc.—Class A (REIT)	8,680	542,500
Simon Property Group, Inc. (REIT)	41,230	3,419,615
SL Green Realty Corp. (REIT)	8,060	882,328
St. Joe Co. (Real Estate)	13,950	649,233
Strategic Hotel Capital, Inc. (REIT)	13,640	282,894
Sunstone Hotel Investors, Inc. (REIT)	10,850	315,301
Taubman Centers, Inc. (REIT)	9,920	405,728
The Macerich Co. (REIT)	13,330	935,766
Thornburg Mortgage Asset Corp. (REIT)	20,770	578,860
Trammell Crow Co. * (Real Estate)	6,820	239,859
Trizec Properties, Inc. (REIT)	17,670	506,069

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

United Dominion Realty Trust, Inc. (REIT)	25,110	$703,331
Ventas, Inc. (REIT)	19,220	651,174
Vornado Realty Trust (REIT)	24,490	2,388,999
Washington REIT (REIT)	8,370	307,179
Weingarten Realty Investors (REIT)	15,500	593,340

TOTAL COMMON STOCKS (Cost $43,817,319)
		61,595,239

Repurchase Agreements (0.4%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $263,108 (Collateralized by $264,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $269,205)	$263,000	263,000

TOTAL REPURCHASE AGREEMENTS
(Cost $263,000)		263,000

TOTAL INVESTMENT SECURITIES
(Cost $44,080,319)—100.5%		61,858,239
Net other assets (liabilities)—(0.5)%		(328,955)

NET ASSETS—100.0%		$61,529,284

*	Non-income producing security
REIT	Real Estate Investment Trust

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of June 30, 2006:
Diversified Financial Services	1.4%
Forest Products & Paper	3.3%
Real Estate	5.7%
Real Estate Investment Trust	89.7%
Others **	(0.1)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $43,817,319)	$61,595,239
Repurchase agreements, at cost	263,000

Total Investment Securities	61,858,239
Cash	3,200
Dividends and interest receivable	190,213
Receivable for capital shares issued	5,799,405
Prepaid expenses	850

Total Assets	67,851,907

Liabilities:
Payable for investments purchased	4,769,861
Payable for capital shares redeemed	1,476,251
Advisory fees payable	30,069
Management services fees payable	4,009
Administration fees payable	1,268
Administrative services fees payable	8,812
Distribution fees payable	10,158
Trustee fees payable	5
Transfer agency fees payable	1,292
Fund accounting fees payable	1,869
Compliance services fees payable	571
Other accrued expenses	18,458

Total Liabilities	6,322,623

Net Assets	$61,529,284

Net Assets consist of:
Capital	$48,882,795
Accumulated net investment income (loss)	562,735
Accumulated net realized gains (losses) on investments	(5,694,166)
Net unrealized appreciation (depreciation) on investments	17,777,920

Net Assets	$61,529,284

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,045,939

Net Asset Value (offering and redemption price per share)	$58.83

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$1,030,495
Interest	904

Total Investment Income	1,031,399

Expenses:
Advisory fees	194,585
Management services fees	38,917
Administration fees	8,885
Transfer agency fees	7,560
Administrative services fees	117,496
Distribution fees	64,862
Custody fees	9,774
Fund accounting fees	11,943
Trustee fees	297
Compliance services fees	739
Other fees	17,395

Total Gross Expenses before reductions	472,453
Less Expenses reduced by the Advisor	(3,759)
Less Expenses reduced by the Administrator	(30)

Total Net Expenses	468,664

Net Investment Income (Loss)	562,735

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(604,621)
Change in net unrealized appreciation/depreciation on investments	3,745,293

Net Realized and Unrealized Gains (Losses) on Investments	3,140,672

Change in Net Assets Resulting from Operations	$3,703,407

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$562,735	$645,134
Net realized gains (losses) on investments	(604,621)	5,984,690
Change in net unrealized appreciation/depreciation on investments	3,745,293	(4,509,206)

Change in net assets resulting from operations	3,703,407	2,120,618

Distributions to Shareholders From:
Net investment income	—	(1,144,044)

Change in net assets resulting from distributions	—	(1,144,044)

Capital Transactions:
Proceeds from shares issued	247,462,875	633,994,706
Dividends reinvested	—	1,144,044
Cost of shares redeemed	(224,231,157)	(681,189,519)

Change in net assets resulting from capital transactions	23,231,718	(46,050,769)

Change in net assets	26,935,125	(45,074,195)
Net Assets:
Beginning of period	34,594,159	79,668,354

End of period	$61,529,284	$34,594,159

Accumulated net investment income (loss)	$562,735	$—

Share Transactions:
Issued	4,321,905	12,643,125
Reinvested	—	22,238
Redeemed	(3,936,700)	(13,582,381)

Change in shares	385,205	(917,018)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a)through December 31,2001
	(unaudited)

Net Asset Value, Beginning of Period	$52.36		$50.49	$40.89	$31.16	$32.72	$30.00

Investment Activities:
Net investment income (loss) (b)	0.62		0.59	1.04	1.09	1.38	1.53
Net realized and unrealized gains (losses) on investments	5.85		2.78	9.86	9.14	(1.34)	1.19

Total income (loss) from investment activities	6.47		3.37	10.90	10.23	0.04	2.72

Distributions to Shareholders From:
Net investment income	—		(1.50)	(0.82)	(0.50)	(1.37)	—
Net realized gains on investments	—		—	(0.38)	—	—	—
Return of capital	—		—	(0.10)	—	(0.23)	—

Total distributions	—		(1.50)	(1.30)	(0.50)	(1.60)	—

Net Asset Value, End of Period	$58.83		$52.36	$50.49	$40.89	$31.16	$32.72

Total Return	12.36	% (c)	6.75%	27.20%	33.15%	0.02%	9.07	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.82%		1.89%	1.93%	2.02%	2.13%	1.99%
Net expenses (d)	1.81%		1.89%	1.93%	1.98%	1.98%	1.99%
Net investment income (loss) (d)	2.17%		1.17%	2.35%	3.08%	4.09%	5.01%

Supplemental Data:
Net assets, end of period (000’s)	$61,529		$34,594	$79,668	$39,613	$20,920	$39,414
Portfolio turnover rate (e)	398	% (c)	1,105%	1,184%	1,113%	1,163%	753	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Semiconductor seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%

Total Exposure	98%
____________
“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductor - Sector Composition

The Dow Jones U.S.Semiconductor Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	June 30, 2006
(unaudited)

Common Stocks (97.5%)
	Shares	Value

Actel Corp. * (Semiconductors)	450	$6,458
Advanced Micro Devices, Inc. * (Semiconductors)	8,775	214,285
Agere Systems, Inc. * (Semiconductors)	3,150	46,305
Altera Corp. * (Semiconductors)	6,525	114,514
Amkor Technology, Inc. * (Semiconductors)	1,800	17,028
Analog Devices, Inc. (Semiconductors)	6,525	209,713
Applied Materials, Inc. (Semiconductors)	28,575	465,200
Applied Micro Circuits Corp. * (Semiconductors)	5,400	14,742
Asyst Technologies, Inc. * (Semiconductors)	900	6,777
Atmel Corp. * (Semiconductors)	8,100	44,955
ATMI, Inc. * (Semiconductors)	675	16,619
Axcelis Technologies, Inc. * (Semiconductors)	1,800	10,620
Broadcom Corp.—Class A * (Semiconductors)	8,325	250,165
Brooks Automation, Inc. * (Semiconductors)	1,350	15,930
Cabot Microelectronics Corp. * (Chemicals)	450	13,640
Cirrus Logic, Inc. * (Semiconductors)	1,350	10,989
Cohu, Inc. (Semiconductors)	450	7,898
Conexant Systems, Inc. * (Semiconductors)	8,550	21,375
Credence Systems Corp. * (Semiconductors)	1,575	5,513
Cree Research, Inc. * (Semiconductors)	1,350	32,076
Cymer, Inc. * (Electronics)	675	31,361
Cypress Semiconductor Corp. * (Semiconductors)	2,475	35,987
DSP Group, Inc. * (Semiconductors)	450	11,183
Exar Corp. * (Semiconductors)	675	8,957
Fairchild Semiconductor International, Inc. * (Semiconductors)	2,250	40,883
FormFactor, Inc. * (Semiconductors)	675	30,125
Freescale Semiconductor, Inc.—Class A * (Semiconductors)	2,475	71,775
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	4,950	145,530
Integrated Device Technology, Inc. * (Semiconductors)	3,600	51,048
Intel Corp. (Semiconductors)	95,850	1,816,357
Interdigital Communications Corp. * (Telecommunications)	900	31,419
International Rectifier Corp. * (Semiconductors)	1,350	52,758
Intersil Corp.—Class A (Semiconductors)	2,475	57,544
KLA-Tencor Corp. (Semiconductors)	3,600	149,652
Kopin Corp. * (Semiconductors)	1,125	4,061
Kulicke & Soffa Industries, Inc. * (Semiconductors)	900	6,669
Lam Research Corp. * (Semiconductors)	2,475	115,385
Lattice Semiconductor Corp. * (Semiconductors)	2,025	12,515
Linear Technology Corp. (Semiconductors)	5,625	188,380
LSI Logic Corp. * (Semiconductors)	7,200	64,440
LTX Corp. * (Semiconductors)	1,125	7,886
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	675	20,000
Marvell Technology Group, Ltd. * (Semiconductors)	4,050	179,537
Maxim Integrated Products, Inc. (Semiconductors)	5,850	187,843
MEMC Electronic Materials, Inc. * (Semiconductors)	2,700	101,250
Micrel, Inc. * (Semiconductors)	1,125	11,261
Microchip Technology, Inc. (Semiconductors)	3,825	128,329
Micron Technology, Inc. * (Semiconductors)	13,050	196,532
Microsemi Corp. * (Semiconductors)	1,125	27,428
Mindspeed Technologies, Inc. * (Semiconductors)	2,025	4,880
National Semiconductor Corp. (Semiconductors)	6,075	144,889
Novellus Systems, Inc. * (Semiconductors)	2,250	55,575
NVIDIA Corp. * (Semiconductors)	6,300	134,127
OmniVision Technologies, Inc. * (Semiconductors)	900	19,008
Photronics, Inc. * (Semiconductors)	675	9,990
PMC-Sierra, Inc. * (Semiconductors)	3,825	35,955
Power Integrations, Inc. * (Semiconductors)	450	7,866
QLogic Corp. * (Semiconductors)	2,925	50,427
Rambus, Inc. * (Semiconductors)	1,800	41,058
RF Micro Devices, Inc. * (Telecommunications)	3,375	20,149
SanDisk Corp. * (Computers)	3,600	183,527
Semtech Corp. * (Semiconductors)	1,350	19,508
Silicon Image, Inc. * (Semiconductors)	1,350	14,553
Silicon Laboratories, Inc. * (Semiconductors)	900	31,635
Silicon Storage Technology, Inc. * (Computers)	1,575	6,395
Sirf Technology Holdings, Inc. * (Semiconductors)	900	28,998
Skyworks Solutions, Inc. * (Semiconductors)	2,925	16,117
Teradyne, Inc. * (Semiconductors)	3,600	50,148
Tessera Technologies, Inc. * (Semiconductors)	900	24,750
Texas Instruments, Inc. (Semiconductors)	28,125	851,905
Transmeta Corp. * (Semiconductors)	3,375	5,468
Trident Microsystems, Inc. * (Software)	1,125	21,353
TriQuint Semiconductor, Inc. * (Semiconductors)	2,475	11,039
Ultratech Stepper, Inc. * (Semiconductors)	450	7,083
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,125	36,686

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Xilinx, Inc. (Semiconductors)	6,300	$142,695
Zoran Corp. * (Semiconductors)	900	21,906

TOTAL COMMON STOCKS
(Cost $5,253,648)		7,308,587

TOTAL INVESTMENT SECURITIES
(Cost $5,253,648)—97.5%		7,308,587
Net other assets (liabilites)—2.5%		185,941

NET ASSETS—100.0%		$7,494,528

*	Non-income producing security

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Chemicals	0.2%
Computers	2.8%
Electronics	0.4%
Semiconductors	93.1%
Software	0.3%
Telecommunications	0.7%

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $5,253,648)	$7,308,587
Dividends and interest receivable	223
Receivable for investments sold	170,545
Receivable for capital shares issued	242,680
Prepaid expenses	154

Total Assets	7,722,189

Liabilities:
Cash overdraft	47,383
Payable for investments purchased	166,224
Advisory fees payable	4,524
Management services fees payable	603
Administration fees payable	192
Administrative services fees payable	827
Distribution fees payable	1,508
Trustee fees payable	1
Transfer agency fees payable	195
Fund accounting fees payable	316
Compliance services fees payable	95
Other accrued expenses	5,793

Total Liabilities	227,661

Net Assets	$7,494,528

Net Assets consist of:
Capital	$10,409,267
Accumulated net investment income (loss)	(65,448)
Accumulated net realized gains (losses) on investments	(4,904,230)
Net unrealized appreciation (depreciation) on investments	2,054,939

Net Assets	$7,494,528

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	377,773

Net Asset Value (offering and redemption price per share)	$19.84

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$50,648
Interest	484

Total Investment Income	51,132

Expenses:
Advisory fees	46,098
Management services fees	9,220
Administration fees	1,636
Transfer agency fees	1,770
Administrative services fees	28,510
Distribution fees	15,366
Custody fees	7,444
Fund accounting fees	2,988
Trustee fees	77
Compliance services fees	140
Other fees	4,062

Total Gross Expenses before reductions	117,311
Less Expenses reduced by the Advisor	(731)

Total Net Expenses	116,580

Net Investment Income (Loss)	(65,448)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(148,720)
Net realized gains (losses) on swap agreements	33,640
Change in net unrealized appreciation/depreciation on investments	(788,009)

Net Realized and Unrealized Gains (Losses) on Investments	(903,089)

Change in Net Assets Resulting from Operations	$(968,537)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Statements of Changes in Net Assets
	For the six months ended June 30, 2006 (unaudited)	For the year ended December 31, 2005

From Investment Activities:
Operations:
Net investment income (loss)	$(65,448)	$(149,583)
Net realized gains (losses) on investments	(115,080)	252,933
Change in net unrealized appreciation/depreciation on investments	(788,009)	709,428

Change in net assets resulting from operations	(968,537)	812,778

Distributions to Shareholders From:
Net realized gains on investments	—	(785,426)

Change in net assets resulting from distributions	—	(785,426)

Capital Transactions:
Proceeds from shares issued	47,717,762	118,805,625
Dividends reinvested	—	785,426
Cost of shares redeemed	(52,936,740)	(116,786,955)

Change in net assets resulting from capital transactions	(5,218,978)	2,804,096

Change in net assets	(6,187,515)	2,831,448
Net Assets:
Beginning of period	13,682,043	10,850,595

End of period	$7,494,528	$13,682,043

Accumulated net investment income (loss)	$(65,448)	$—

Share Transactions:
Issued	2,163,403	5,359,557
Reinvested	—	35,395
Redeemed	(2,402,618)	(5,271,278)

Change in shares	(239,215)	123,674

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a)through December 31, 2002

Net Asset Value, Beginning of Period	$22.18		$22.00	$29.34	$15.58	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.12)		(0.30)	(0.39)	(0.41)	(0.24)
Net realized and unrealized gains (losses) on investments	(2.22)		2.20	(6.54)	14.17	(14.18)

Total income (loss) from investment activities	(2.34)		1.90	(6.93)	13.76	(14.42)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.72)	(0.41)	—	—

Net Asset Value, End of Period	$19.84		$22.18	$22.00	$29.34	$15.58

Total Return	(10.55)	%(c)	8.64%	(23.54)%	88.32%	(48.07)	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.91%		1.98%	1.99%	2.05%	2.33%
Net expenses(d)	1.90%		1.98%	1.98%	1.98%	1.98%
Net investment income (loss)(d)	(1.07)%		(1.34)%	(1.58)%	(1.72)%	(1.89)%

Supplemental Data:
Net assets, end of period (000’s)	$7,495		$13,682	$10,851	$18,332	$3,790
Portfolio turnover rate(e)	303	%(c)	1,245%	1,460%	1,364%	886	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective:  The ProFund VP Technology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology - Sector Composition
% of Index

Technology Hardware & Equipment	60.01%
Software & Computer Services	39.99%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2006
(unaudited)

Common Stocks (100.4%)
	Shares	Value

3Com Corp. * (Telecommunications)	2,848	$14,582
ADC Telecommunications, Inc. * (Telecommunications)	712	12,004
Adobe Systems, Inc. * (Software)	4,272	129,698
ADTRAN, Inc. (Telecommunications)	356	7,985
Advanced Micro Devices, Inc. * (Semiconductors)	3,204	78,242
Agere Systems, Inc. * (Semiconductors)	1,068	15,700
Akamai Technologies, Inc. * (Internet)	1,068	38,651
Altera Corp. * (Semiconductors)	2,492	43,735
Amdocs, Ltd. * (Telecommunications)	1,424	52,118
American Power Conversion Corp. (Electrical Components & Equipment)	1,424	27,754
American Tower Corp. * (Telecommunications)	2,848	88,630
Amkor Technology, Inc. * (Semiconductors)	712	6,736
Analog Devices, Inc. (Semiconductors)	2,492	80,093
Andrew Corp. * (Telecommunications)	1,068	9,462
ANSYS, Inc. * (Software)	356	17,024
Apple Computer, Inc. * (Computers)	6,052	345,690
Applied Materials, Inc. (Semiconductors)	11,036	179,666
Applied Micro Circuits Corp. * (Semiconductors)	2,136	5,831
Arris Group, Inc. * (Telecommunications)	712	9,341
Atmel Corp. * (Semiconductors)	3,204	17,782
ATMI, Inc. * (Semiconductors)	356	8,765
Autodesk, Inc. * (Software)	1,780	61,339
Avaya, Inc. * (Telecommunications)	3,204	36,590
Avocent Corp. * (Internet)	356	9,345
BEA Systems, Inc. * (Software)	2,848	37,280
BMC Software, Inc. * (Software)	1,424	34,034
Broadcom Corp.—Class A * (Semiconductors)	3,204	96,280
Brocade Communications Systems, Inc. * (Computers)	1,780	10,929
Brooks Automation, Inc. * (Semiconductors)	356	4,201
CA, Inc. (Software)	3,204	65,842
CACI International, Inc.—Class A * (Computers)	356	20,765
Cadence Design Systems, Inc. * (Computers)	2,136	36,632
CDW Corp. (Distribution/Wholesale)	356	19,456
Cerner Corp. * (Software)	356	13,211
Check Point Software Technologies, Ltd. * (Internet)	1,068	18,775
CIENA Corp. * (Telecommunications)	3,916	18,836
Cisco Systems, Inc. * (Telecommunications)	43,076	841,275
Citrix Systems, Inc. * (Software)	1,424	57,159
Cognizant Technology Solutions Corp. * (Computers)	1,068	71,951
Computer Sciences Corp. * (Computers)	1,424	68,979
Compuware Corp. * (Software)	2,492	16,696
Comverse Technology, Inc.*(Telecommunications)	1,424	28,152
Conexant Systems, Inc. * (Semiconductors)	3,204	8,010
Corning, Inc. * (Telecommunications)	10,680	258,349
Cree Research, Inc. * (Semiconductors)	356	8,459
Crown Castle International Corp. * (Telecommunications)	1,424	49,185
CSG Systems International, Inc. * (Software)	356	8,807
Cymer, Inc. * (Electronics)	356	16,540
Cypress Semiconductor Corp. * (Semiconductors)	1,068	15,529
Dell, Inc. * (Computers)	13,884	338,908
Diebold, Inc. (Computers)	356	14,461
Digital River, Inc. * (Internet)	356	14,379
DSP Group, Inc. * (Semiconductors)	356	8,847
DST Systems, Inc. * (Computers)	356	21,182
Dycom Industries, Inc. * (Engineering & Construction)	356	7,579
EarthLink, Inc. * (Internet)	712	6,166
Electronic Data Systems Corp. (Computers)	3,560	85,654
Electronics for Imaging, Inc. * (Computers)	356	7,433
EMC Corp. * (Computers)	16,376	179,645
Emulex Corp. * (Semiconductors)	712	11,584
F5 Networks, Inc. * (Internet)	356	19,039
Fair Isaac Corp. (Software)	356	12,926
Fairchild Semiconductor International, Inc.* (Semiconductors)	712	12,937
Filenet Corp. * (Software)	356	9,587
Finisar Corp. * (Telecommunications)	1,780	5,821
FormFactor, Inc. * (Semiconductors)	356	15,888
Foundry Networks, Inc. * (Telecommunications)	712	7,590
Freescale Semiconductor, Inc.—Class A * (Semiconductors)	2,848	82,592
Google, Inc.—Class A * (Internet)	1,424	597,126
Harris Corp. (Telecommunications)	1,068	44,333
Hewlett-Packard Co. (Computers)	19,580	620,294
Hyperion Solutions Corp. * (Software)	356	9,826
IKON Office Solutions, Inc. (Office/Business Equipment)	712	8,971
Imation Corp. (Computers)	356	14,614
Informatica Corp. * (Software)	712	9,370
Ingram Micro, Inc.—Class A * (Distribution/Wholesale)	1,068	19,363
Insight Enterprises, Inc. * (Retail)	356	6,782
Integrated Device Technology, Inc. * (Semiconductors)	1,424	20,192
Intel Corp. (Semiconductors)	40,584	769,066

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Interdigital Communications Corp. * (Telecommunications)	356	$12,428
Intergraph Corp. * (Computers)	356	11,210
Intermec, Inc.* (Machinery-Diversified)	356	8,167
International Business Machines Corp. (Computers)	10,680	820,438
International Rectifier Corp. * (Semiconductors)	356	13,912
Internet Security Systems, Inc. * (Internet)	356	6,711
Intersil Corp.—Class A (Semiconductors)	1,068	24,831
Intuit, Inc. * (Software)	1,068	64,497
Jack Henry& Associates, Inc. (Computers)	712	13,998
JDS Uniphase Corp. * (Telecommunications)	11,748	29,722
Juniper Networks, Inc. * (Telecommunications)	3,916	62,617
KLA—Tencor Corp. (Semiconductors)	1,424	59,196
Komag, Inc. * (Computers)	356	16,440
Kronos, Inc. * (Computers)	356	12,891
Lam Research Corp. * (Semiconductors)	1,068	49,790
Lexmark International, Inc.—Class A * (Computers)	712	39,751
Linear Technology Corp. (Semiconductors)	2,136	71,535
LSI Logic Corp. * (Semiconductors)	2,848	25,490
Lucent Technologies, Inc. * (Telecommunications)	30,972	74,952
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	356	10,548
Macrovision Corp. * (Entertainment)	356	7,661
Marvell Technology Group, Ltd. * (Semiconductors)	1,780	78,907
Maxim Integrated Products, Inc. (Semiconductors)	2,136	68,587
McAfee, Inc. * (Internet)	1,068	25,920
MEMC Electronic Materials, Inc. * (Semiconductors)	1,068	40,050
Mentor Graphics Corp. * (Computers)	712	9,242
Microchip Technology, Inc. (Semiconductors)	1,424	47,775
Micron Technology, Inc. * (Semiconductors)	4,984	75,059
Micros Systems, Inc. * (Computers)	356	15,550
Microsemi Corp. * (Semiconductors)	356	8,679
Microsoft Corp. (Software)	63,368	1,476,473
Motorola, Inc. (Telecommunications)	17,444	351,497
National Semiconductor Corp. (Semiconductors)	2,492	59,434
NCR Corp. * (Computers)	1,424	52,175
Network Appliance, Inc. * (Computers)	2,492	87,968
Novell, Inc. * (Software)	2,492	16,522
Novellus Systems, Inc. * (Semiconductors)	712	17,586
Nuance Communications, Inc. * (Software)	1,068	10,744
NVIDIA Corp. * (Semiconductors)	2,492	53,055
OmniVision Technologies, Inc. * (Semiconductors)	356	7,519
Openwave Systems, Inc. * (Internet)	712	8,216
Oracle Corp. * (Software)	28,480	412,675
Palm, Inc. * (Computers)	712	11,463
Parametric Technology Corp. * (Software)	712	9,050
Perot Systems Corp.—Class A * (Computers)	712	10,310
Pitney Bowes, Inc. (Office/Business Equipment)	1,424	58,811
Plantronics, Inc. (Telecommunications)	356	7,907
PMC-Sierra, Inc. * (Semiconductors)	1,424	13,386
Polycom, Inc. * (Telecommunications)	712	15,607
Progress Software Corp. * (Software)	356	8,334
QLogic Corp. * (Semiconductors)	1,068	18,412
Qualcomm, Inc. (Telecommunications)	11,748	470,742
Rambus, Inc. * (Semiconductors)	712	16,241
RealNetworks, Inc. * (Internet)	712	7,618
Red Hat, Inc. * (Software)	1,424	33,322
Redback Networks, Inc. * (Internet)	356	6,529
Reynolds & Reynolds Co. (Computers)	356	10,919
RF Micro Devices, Inc. * (Telecommunications)	1,424	8,501
RSA Security, Inc. * (Internet)	356	9,680
Salesforce.com, Inc. * (Software)	712	18,982
SanDisk Corp. * (Computers)	1,424	72,596
SBA Communications Corp.—Class A * (Telecommunications)	712	18,612
Seagate Technology (Computers)	3,560	80,598
Semtech Corp. * (Semiconductors)	356	5,144
Silicon Laboratories, Inc. * (Semiconductors)	356	12,513
Sirf Technology Holdings, Inc. * (Semiconductors)	356	11,470
Skyworks Solutions, Inc. * (Semiconductors)	1,068	5,885
Sonus Networks, Inc. * (Telecommunications)	1,780	8,811
SRA International, Inc.—Class A * (Computers)	356	9,480
Sun Microsystems, Inc. * (Computers)	24,564	101,941
Sybase, Inc. * (Software)	712	13,813
Sycamore Networks, Inc. * (Telecommunications)	1,424	5,781
Symantec Corp. * (Internet)	7,120	110,645
Synopsys, Inc. * (Computers)	1,068	20,046
Tech Data Corp. * (Distribution/Wholesale)	356	13,638
Tekelec * (Telecommunications)	356	4,397
Tellabs, Inc. * (Telecommunications)	2,848	37,907
Teradyne, Inc. * (Semiconductors)	1,424	19,836
Tessera Technologies, Inc. * (Semiconductors)	356	9,790
Texas Instruments, Inc. (Semiconductors)	11,036	334,280
Tibco Software, Inc. * (Internet)	1,424	10,039
Transaction Systems Architect, Inc. * (Software)	356	14,842
Trident Microsystems, Inc. * (Software)	356	6,757
Unisys Corp. * (Computers)	2,492	15,650
United Stationers, Inc. * (Distribution/Wholesale)	356	17,558
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	356	11,609
VeriFone Holdings, Inc. * (Software)	356	10,851
VeriSign, Inc. * (Internet)	1,780	41,243
Websense, Inc. * (Internet)	356	7,312
Western Digital Corp. * (Computers)	1,424	28,209
Wind River Systems, Inc. * (Software)	712	6,337
Xerox Corp. * (Office/Business Equipment)	6,408	89,136
Xilinx, Inc. (Semiconductors)	2,492	56,444
Yahoo!, Inc. * (Internet)	9,256	305,448
Zoran Corp. * (Semiconductors)	356	8,665

TOTAL COMMON STOCKS
(Cost $7,741,945)		12,727,765

Repurchase Agreements (0.2%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $26,011 (Collateralized by $27,000Federal National Mortgage Association, 5.00%, 1/15/07, market value $27,532)	$26,000	26,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,000)		26,000

TOTAL INVESTMENT SECURITIES
(Cost $7,767,945)—100.6%		12,753,765
Net other assets (liabilities)—(0.6)%		(72,592)

NET ASSETS—100.0%		$12,681,173

* Non-income producing security
See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2006
(unaudited)

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Computers	25.8%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	9.8%
Machinery-Diversified	0.1%
Office/Business Equipment	1.2%
Retail	0.1%
Semiconductors	21.4%
Software	20.4%
Telecommunications	20.5%
Other **	(0.4)%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology
(unaudited)

Statement of Assets and Liabilities
June 30, 2006
Assets:
Securities, at value (Cost $7,741,945)	$12,727,765
Repurchase agreements, at cost	26,000

Total Investment Securities	12,753,765
Cash	348
Dividends and interest receivable	2,889
Receivable for investments sold	464,694
Receivable for capital shares issued	5
Prepaid expenses	229

Total Assets	13,221,930

Liabilities:
Payable for capital shares redeemed	519,148
Advisory fees payable	8,909
Management services fees payable	1,188
Administration fees payable	377
Administrative services fees payable	1,968
Distribution fees payable	4,673
Trustee fees payable	1
Transfer agency fees payable	383
Fund accounting fees payable	634
Compliance services fees payable	160
Other accrued expenses	3,316

Total Liabilities	540,757

Net Assets	$12,681,173

Net Assets consist of:
Capital	$20,370,223
Accumulated net investment income (loss)	(104,287)
Accumulated net realized gains (losses) on investments	(12,570,583)
Net unrealized appreciation (depreciation) on investments	4,985,820

Net Assets	$12,681,173

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	899,183

Net Asset Value (offering and redemption price per share)	$14.10

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$55,146
Interest	660

Total Investment Income	55,806

Expenses:
Advisory fees	69,585
Management services fees	13,917
Administration fees	2,409
Transfer agency fees	1,978
Administrative services fees	34,434
Distribution fees	23,195
Custody fees	7,666
Fund accounting fees	3,554
Trustee fees	78
Compliance services fees	163
Other fees	4,442

Total Gross Expenses before reductions	161,421
Less Expenses reduced by the Advisor	(1,328)

Total Net Expenses	160,093

Net Investment Income (Loss)	(104,287)

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities	267,287
Change in net unrealized appreciation/depreciation on investments	(970,393)

Net Realized and Unrealized Gains (Losses) on Investments	(703,106)

Change in Net Assets Resulting from Operations	$(807,393)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2006	For the year ended December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(104,287)	$(231,556)
Net realized gains (losses) on investments	267,287	1,492,123
Change in net unrealized appreciation/depreciation on investments	(970,393)	(1,300,789)

Change in net assets resulting from operations	(807,393)	(40,222)

Distributions to Shareholders From:
Net investment income	—	(97,825)
Net realized gains on investments	—	(973,472)

Change in net assets resulting from distributions	—	(1,071,297)

Capital Transactions:
Proceeds from shares issued	21,197,178	72,308,623
Dividends reinvested	—	1,071,297
Cost of shares redeemed	(27,424,408)	(77,029,037)

Change in net assets resulting from capital transactions	(6,227,230)	(3,649,117)

Change in net assets	(7,034,623)	(4,760,636)
Net Assets:
Beginning of period	19,715,796	24,476,432

End of period	$12,681,173	$19,715,796

Accumulated net investment income (loss)	$(104,287)	$—

Share Transactions:
Issued	1,376,491	4,858,358
Reinvested	—	68,938
Redeemed	(1,799,482)	(5,204,837)

Change in shares	(422,991)	(277,541)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a)through December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$14.91		$15.30	$15.56	$10.66	$17.97	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.08)		(0.19)	0.06	(0.20)	(0.24)	(0.34)
Net realized and unrealized gains (losses) on investments	(0.73)		0.40 (c)	(0.14)	5.10	(7.07)	(11.69)

Total income (loss) from investment activities	(0.81)		0.21	(0.08)	4.90	(7.31)	(12.03)

Distributions to Shareholders From:
Net investment income	—		(0.05)	—	—	—	—
Net realized gains on investments	—		(0.55)	(0.18)	—	—	—

Total distributions	—		(0.60)	(0.18)	—	—	—

Net Asset Value, End of Period	$14.10		$14.91	$15.30	$15.56	$10.66	$17.97

Total Return	(5.43	)% (d)	1.22%	(0.43)%	45.97%	(40.68)%	(40.10	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.74%		1.89%	1.87%	1.93%	2.27%	2.10%
Net expenses (e)	1.73%		1.89%	1.87%	1.93%	1.98%	2.10%
Net investment income (loss) (e)	(1.12)%		(1.29)%	0.40%	(1.47)%	(1.77)%	(1.91)%

Supplemental Data:
Net assets, end of period (000’s)	$12,681		$19,716	$24,476	$30,631	$15,271	$15,410
Portfolio turnover rate (f)	107	% (d)	381%	497%	702%	1,208%	2,548	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	76%
Swap Agreements	24%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Telecommunications - Sector Composition
% of Index

Fixed Line Telecommunications	76.63%
Mobile Telecommunications	23.37%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	June 30, 2006
(unaudited)

Common Stocks (75.7%)
	Shares	Value

Alltel Corp. (Telecommunications)	17,658	$1,127,110
AT&T,Inc. (Telecommunications)	232,917	6,496,054
BellSouth Corp. (Telecommunications)	32,383	1,172,265
CenturyTel, Inc. (Telecommunications)	6,633	246,416
Cincinnati Bell, Inc. * (Telecommunications)	15,477	63,456
Citizens Communications Co. (Telecommunications)	20,636	269,300
Dobson Communications Corp. * (Telecommunications)	9,581	74,061
Embarq Corp. * (Telecommunications)	9,581	392,725
IDT Corp.—Class B * (Telecommunications)	2,948	40,653
Leap Wireless International, Inc. * (Telecommunications)	2,948	139,883
Leucadia National Corp. (Holding Companies-Diversified)	10,318	301,182
Level 3 Communications, Inc. * (Telecommunications)	52,327	232,332
NII Holdings, Inc.—Class B * (Telecommunications)	8,844	498,625
NTL, Inc. (Telecommunications)	16,951	422,080
Qwest Communications International, Inc. * (Telecommunications)	98,758	798,952
Sprint Corp. (Telecommunications)	60,439	1,208,176
Telephone & Data Systems, Inc. (Telecommunications)	2,948	122,047
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	2,948	114,677
Verizon Communications, Inc. (Telecommunications)	187,198	6,269,261

TOTAL COMMON STOCKS
(Cost $18,010,025)		19,989,255

Repurchase Agreements (0.2%)
	Principal
	Amount	Value

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $66,027 (Collateralized by $67,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $68,321)	$66,000	$66,000

TOTAL REPURCHASE AGREEMENTS
(Cost $66,000)		66,000

TOTAL INVESTMENT SECURITIES
(Cost $18,076,025)—75.9%		20,055,255
Net other assets (liabilities)— 24.1%		6,353,521

NET ASSETS—100.0%		$26,408,776

* Non-income producing security

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 7/6/06 (Underlying notional amount at value $6,500,000)	45,592	$—

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Holding Companies-Diversified	1.1%
Telecommunications	74.6%
Other **	24.3%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $18,010,025)	$19,989,255
Repurchase agreements, at cost	66,000

Total Investments	20,055,255
Cash	859
Dividends and interest receivable	5,454
Receivable for investments sold	6,483,541
Receivable for capital shares issued	1,360,514
Prepaid expenses	344

Total Assets	27,905,967

Liabilities:
Payable for investments purchased	1,473,366
Advisory fees payable	9,902
Management services fees payable	1,320
Administration fees payable	419
Administrative services fees payable	2,485
Distribution fees payable	3,303
Trustee fees payable	2
Transfer agency fees payable	426
Fund accounting fees payable	610
Compliance services fees payable	216
Other accrued expenses	5,142

Total Liabilities	1,497,191

Net Assets	$26,408,776

Net Assets consist of:
Capital	$29,414,158
Accumulated net investment income (loss)	423,029
Accumulated net realized gains (losses) on investments	(5,407,641)
Net unrealized appreciation (depreciation) on investments	1,979,230

Net Assets	$26,408,776

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,733,730

Net Asset Value (offering and redemption price per share)	$15.23

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$378,015
Interest	2,035

Total Investment Income	380,050

Expenses:
Advisory fees	74,051
Management services fees	14,810
Administration fees	3,466
Transfer agency fees	2,605
Administrative services fees	45,215
Distribution fees	24,684
Custody fees	2,819
Fund accounting fees	4,038
Trustee fees	102
Compliance services fees	255
Other fees	5,814

Total Gross Expenses before reductions	177,859
Less Expenses reduced by the Advisor	(1,374)

Total Net Expenses	176,485

Net Investment Income (Loss)	203,565

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(70,603)
Net realized gains (losses) on swap agreements	12,324
Change in net unrealized appreciation/depreciation on investments	966,533

Net Realized and Unrealized Gains (Losses) on Investments	908,254

Change in Net Assets Resulting from Operations	$1,111,819

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$203,565	$219,464
Net realized gains (losses) on investments	(58,279)	(382,939)
Change in net unrealized appreciation/depreciation on investments	966,533	(1,412,703)

Change in net assets resulting from operations	1,111,819	(1,576,178)

Distributions to Shareholders From:
Net investment income	—	(217,426)
Net realized gains on investments	—	(329,364)

Change in net assets resulting from distributions	—	(546,790)

Capital Transactions:
Proceeds from shares issued	69,577,732	79,708,794
Dividends reinvested	—	546,790
Cost of shares redeemed	(53,078,330)	(87,228,984)

Change in net assets resulting from capital transactions	16,499,402	(6,973,400)

Change in net assets	17,611,221	(9,096,368)
Net Assets:
Beginning of period	8,797,555	17,893,923

End of period	$26,408,776	$8,797,555

Accumulated net investment income (loss)	$423,029	$219,464

Share Transactions:
Issued	4,654,317	5,527,595
Reinvested	—	38,724
Redeemed	(3,573,421)	(6,087,142)

Change in shares	1,080,896	(520,823)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	For the period January 22, 2001(a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$13.48		$15.25	$13.74	$13.41	$21.57	$30.00

Investment Activities:
Net investment income (loss)(b)	0.15		0.32	0.21	0.31	(0.10)	(0.28)
Net realized and unrealized gains (losses) on investments	1.60		(1.29)	1.91	0.02	(8.06)	(8.15)

Total income (loss) from investment activities	1.75		(0.97)	2.12	0.33	(8.16)	(8.43)

Distributions to Shareholders From:
Net investment income	—		(0.32)	(0.13)	—	—	—
Net realized gains on investments	—		(0.48)	(0.48)	—	—	—

Total distributions	—		(0.80)	(0.61)	—	—	—

Net Asset Value, End of Period	$15.23		$13.48	$15.25	$13.74	$13.41	$21.57

Total Return	12.98	%(c)	(6.64)%	15.56%	2.46%	(37.83)%	(28.10	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.80%		1.91%	1.95%	2.06%	2.19%	2.17%
Net expenses(d)	1.79%		1.91%	1.95%	1.97%	1.98%	2.17%
Net investment income (loss)(d)	2.06%		2.25%	1.42%	2.40%	(0.72)%	(1.27)%

Supplemental Data:
Net assets, end of period (000’s)	$26,409		$8,798	$17,894	$7,488	$16,796	$4,150
Portfolio turnover rate(e)	390	%(c)	970%	1,048%	1,508%	1,290%	2,830	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective:The ProFund VP Utilities seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities - Sector Composition
% of Index

Electricity	74.33%
Gas, Water & Multiutilities	25.67%

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (99.4%)
	Shares	Value

AGL Resources, Inc. (Gas)	11,526	$439,371
Allegheny Energy, Inc. * (Electric)	23,730	879,671
ALLETE, Inc. (Electric)	3,390	160,517
Alliant Energy Corp. (Electric)	16,950	581,385
Ameren Corp. (Electric)	29,832	1,506,516
American Electric Power, Inc. (Electric)	56,952	1,950,606
Aqua America, Inc. (Water)	18,306	417,194
Aquila, Inc. * (Electric)	54,240	228,350
Atmos Energy Corp. (Gas)	11,526	321,691
Avista Corp. (Electric)	6,780	154,787
Black Hills Corp. (Electric)	4,746	162,930
CenterPoint Energy, Inc. (Electric)	40,002	500,025
CLECO Corp. (Electric)	7,458	173,399
CMS Energy Corp. * (Electric)	31,866	412,346
Consolidated Edison, Inc. (Electric)	35,256	1,566,777
Constellation Energy Group, Inc. (Electric)	25,764	1,404,653
Dominion Resources, Inc. (Electric)	50,172	3,752,364
DPL, Inc. (Electric)	17,628	472,430
DTE Energy Co. (Electric)	25,764	1,049,625
Duke Energy Corp. (Electric)	178,992	5,256,995
Duquesne Light Holdings, Inc. (Electric)	11,526	189,487
Edison International (Electric)	43,392	1,692,288
El Paso Electric Co. * (Electric)	6,780	136,685
Energen Corp. (Gas)	9,492	364,588
Energy East Corp. (Electric)	21,018	502,961
Entergy Corp. (Electric)	29,832	2,110,614
Equitable Resources, Inc. (Pipelines)	16,272	545,112
Exelon Corp. (Electric)	96,954	5,509,896
FirstEnergy Corp. (Electric)	47,460	2,572,807
FPL Group, Inc. (Electric)	53,562	2,216,396
Great Plains Energy, Inc. (Electric)	11,526	321,114
Hawaiian Electric Industries, Inc. (Electric)	11,526	321,691
IDACORP, Inc. (Electric)	6,102	209,238
KeySpan Corp. (Gas)	25,086	1,013,473
Mirant Corp. * (Electric)	43,392	1,162,906
Nalco Holding Co. * (Environmental Control)	12,204	215,157
National Fuel Gas Co. (Pipelines)	11,526	405,024
New Jersey Resources Corp. (Gas)	4,068	190,301
NICOR, Inc. (Gas)	6,102	253,233
NiSource, Inc. (Electric)	39,324	858,836
Northeast Utilities System (Electric)	22,374	462,471
Northwest Natural Gas Co. (Gas)	4,068	150,638
NRG Energy, Inc. * (Electric)	13,560	653,321
NSTAR (Electric)	15,594	445,988
ONEOK, Inc. (Gas)	15,594	530,820
Peoples Energy Corp. (Gas)	5,424	194,776
Pepco Holdings, Inc. (Electric)	27,120	639,490
PG&E Corp. (Electric)	50,172	1,970,756
Piedmont Natural Gas Co., Inc. (Gas)	10,170	247,131
Pinnacle West Capital Corp. (Electric)	14,238	568,239
PNM Resources, Inc. (Electric)	8,814	219,997
PPL Corp. (Electric)	54,918	1,773,851
Progress Energy, Inc. (Electric)	36,612	1,569,556
Public Service Enterprise Group, Inc. (Electric)	36,612	2,420,785
Puget Energy, Inc. (Electric)	16,950	364,086
Questar Corp. (Pipelines)	12,204	982,300
Reliant Resources, Inc. * (Electric)	44,070	527,959
SCANA Corp. (Electric)	14,916	575,459
Sempra Energy (Gas)	33,222	1,510,936
Sierra Pacific Resources * (Electric)	29,154	408,156
Southern Co. (Electric)	107,802	3,455,054
Southern Union Co. (Gas)	14,916	403,627
TECO Energy, Inc. (Electric)	30,510	455,819
The AES Corp. * (Electric)	94,920	1,751,274
TXU Corp. (Electric)	66,444	3,972,687
UGI Corp. (Gas)	14,916	367,232
Unisource Energy Corp. (Electric)	4,746	147,838
Vectren Corp. (Gas)	10,848	295,608
Westar Energy, Inc. (Electric)	12,882	283,404
WGL Holdings, Inc. (Gas)	6,780	196,281
Wisconsin Energy Corp. (Electric)	16,950	683,085
WPS Resources Corp. (Electric)	6,102	302,659
Xcel Energy, Inc. (Electric)	58,308	1,118,347

TOTAL COMMON STOCKS
(Cost $52,960,780)		71,833,069

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2006

Repurchase Agreements (0.4%)
	Principal
	Amount	Value

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $302,124 (Collateralized by $303,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $308,974)	$302,000	$302,000

TOTAL REPURCHASE AGREEMENTS
(Cost $302,000)		302,000

TOTAL INVESTMENT SECURITIES
(Cost $53,262,780)—99.8%		72,135,069
Net other assets (liabilities)—0.2%		140,512

NET ASSETS—100.0%		$72,275,581

* Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Electric	86.8%
Environmental Control	0.3%
Gas	9.0%
Pipelines	2.7%
Water	0.6%
Other **	0.6%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $52,960,780)	$71,833,069
Repurchase agreements, at cost	302,000

Total Investments	72,135,069
Cash	519
Dividends and interest receivable	140,572
Receivable for capital shares issued	92,135
Prepaid expenses	827

Total Assets	72,369,122

Liabilities:
Payable for capital shares redeemed	3
Advisory fees payable	41,954
Management services fees payable	5,594
Administration fees payable	1,768
Administrative services fees payable	12,152
Distribution fees payable	13,985
Trustee fees payable	7
Transfer agency fees payable	1,802
Fund accounting fees payable	2,578
Compliance services fees payable	657
Other accrued expenses	13,041

Total Liabilities	93,541

Net Assets	$72,275,581

Net Assets consist of:
Capital	$60,320,813
Accumulated net investment income (loss)	2,042,498
Accumulated net realized gains (losses) on investments	(8,960,019)
Net unrealized appreciation (depreciation) on investments	18,872,289

Net Assets	$72,275,581

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,342,174

Net Asset Value (offering and redemption price per share)	$30.86

Statement of Operations
For the six months ended June 30, 2005

Investment Income:
Dividends	$1,158,136
Interest	1,411

Total Investment Income	1,159,547

Expenses:
Advisory fees	245,816
Management services fees	49,163
Administration fees	10,972
Transfer agency fees	7,849
Administrative services fees	148,050
Distribution fees	81,939
Custody fees	7,207
Fund accounting fees	12,418
Trustee fees	285
Compliance services fees	739
Other fees	18,014

Total Gross Expenses before reductions	582,452
Less Expenses reduced by the Advisor	(5,272)

Total Net Expenses	577,180

Net Investment Income (Loss)	582,367

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,395,739
Change in net unrealized appreciation/depreciation on investments	(548,565)

Net Realized and Unrealized Gains (Losses) on Investments	1,847,174

Change in Net Assets Resulting from Operations	$2,429,541

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Statements of Changes in Net Assets
	For the six months ended June 30, 2006	For the year ended December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$582,367	$1,460,131
Net realized gains (losses) on investments	2,395,739	(1,018,729)
Change in net unrealized appreciation/depreciation on investments	(548,565)	7,814,504

Change in net assets resulting from operations	2,429,541	8,255,906

Distributions to Shareholders From:
Net investment income	—	(638,617)
Net realized gains on investments	—	(1,016,285)

Change in net assets resulting from distributions	—	(1,654,902)

Capital Transactions:
Proceeds from shares issued	56,816,082	262,257,412
Dividends reinvested	—	1,654,902
Cost of shares redeemed	(62,900,934)	(246,546,371)

Change in net assets resulting from capital transactions	(6,084,852)	17,365,943

Change in net assets	(3,655,311)	23,966,947
Net Assets:
Beginning of period	75,930,892	51,963,945

End of period	$72,275,581	$75,930,892

Accumulated net investment income (loss)	$2,042,498	$1,460,131

Share Transactions:
Issued	1,875,795	9,039,074
Reinvested	—	52,974
Redeemed	(2,095,700)	(8,486,826)

Change in shares	(219,905)	605,222

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	For the period January 22, 2001(a)through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value,
Beginning of Period	$29.64		$26.55	$22.38	$18.78	$24.69	$30.00

Investment Activities:
Net investment income (loss)(b)	0.26		0.46	0.43	0.40	0.51	0.39
Net realized and unrealized gains (losses) on investments	0.96		3.04	4.26	3.61	(6.42)	(5.70)

Total income (loss) from investment activities	1.22		3.50	4.69	4.01	(5.91)	(5.31)

Distributions to Shareholders From:
Net investment income	—		(0.16)	(0.17)	(0.41)	—	—
Net realized gains on investments	—		(0.25)	(0.35)	—	—	—

Total distributions	—		(0.41)	(0.52)	(0.41)	—	—

Net Asset Value, End of Period	$30.86		$29.64	$26.55	$22.38	$18.78	$24.69

Total Return	4.12	%(c)	13.06%	21.07%	21.37%	(23.94)%	(17.70	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.78%		1.89%	1.95%	2.06%	2.17%	2.05%
Net expenses(d)	1.76%		1.89%	1.95%	1.98%	1.98%	2.05%
Net investment income (loss)(d)	1.78%		1.56%	1.78%	1.98%	2.31%	1.44%

Supplemental Data:
Net assets, end of period (000’s)	$72,276		$75,931	$51,964	$22,653	$26,026	$13,420
Portfolio turnover rate(e)	76	%(c)	251%	569%	1,134%	1,461%	1,008	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

U.S. Treasury Obligations	44%
Futures Contracts	5%
Swap Agreements	77%

Total Exposure	126%

“Market Exposure” excludes any short-term investments and cash equivalents.

PROFUNDS VP ProFund VP U.S. Government Plus	Schedule of Portfolio Investments June 30, 2006
(unaudited)

U.S. Government Agency Obligations (48.4%)
	Principal Amount	Value

Federal Agricultural Mortgage Corp. * , 4.65%, 7/3/06	$8,176,000	$8,173,888
Federal Farm Credit Bank * , 4.65%, 7/3/06	8,176,000	8,173,888
Federal Home Loan Bank * , 4.65%, 7/3/06	8,176,000	8,173,888
Federal Home Loan Mortgage Corp. * , 4.65%, 7/3/06	8,176,000	8,173,888

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $32,695,552)		32,695,552

U.S. Treasury Obligations (43.6%)
U.S. Treasury Bonds, 4.50%, 2/15/36	32,800,000	29,402,124

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,356,923)		29,402,124

Repurchase Agreements (12.1%)
UBS * 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $8,168,354 (Collateralized by $8,239,000 of various U.S. Government Agency Obligations, 4.625% - 6.00%, 1/18/08-5/15/11 market value $8,328,594)	8,165,000	8,165,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,165,000)		8,165,000

TOTAL INVESTMENT SECURITIES
(Cost $70,217,475)—104.1%		70,262,676
Net other assets (liabilities)—(4.1)%		(2,760,385)

NET ASSETS—100.0%		$67,502,291

* All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2006 (Underlying face amount at value $3,412,000)	32	$ 9,577

Swap Agreements
	Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 6/30/06 (Underlying notional amount at value $52,529,406)	58,600,000	778,652

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $62,052,475)	$62,097,676
Repurchase agreements, at cost	8,165,000

Total Investment Securities	70,262,676
Segregated cash balances with brokers for
futures contracts	68,200
Interest receivable	555,637
Receivable for capital shares issued	4,304
Variation margin on futures contracts	24,000
Unrealized appreciation on swap agreements	778,652
Prepaid expenses	730

Total Assets	71,694,199

Liabilities:
Cash overdraft	23,274
Payable for capital shares redeemed	4,074,689
Advisory fees payable	31,005
Management services fees payable	6,201
Administration fees payable	1,957
Administrative services fees payable	10,311
Distribution fees payable	18,132
Trustee fees payable	7
Transfer agency fees payable	1,996
Fund accounting fees payable	2,811
Compliance services fees payable	698
Other accrued expenses	20,827

Total Liabilities	4,191,908

Net Assets	$67,502,291

Net Assets consist of:
Capital	$79,534,338
Accumulated net realized gains (losses) on investments	(12,865,477)
Net unrealized appreciation (depreciation) on investments	833,430

Net Assets	$67,502,291

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	2,401,034

Net Asset Value (offering and redemption price per share)	$28.11

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$1,650,687

Expenses:
Advisory fees	174,711
Management services fees	52,414
Administration fees	10,698
Transfer agency fees	9,621
Administrative services fees	135,947
Distribution fees	87,431
Custody fees	9,445
Fund accounting fees	15,167
Trustee fees	368
Compliance services fees	882
Other fees	15,815

Total Gross Expenses before reductions	512,499
Less Fees paid indirectly	(3,906)
Less Expenses reduced by the Advisor	(5,648)
Less Expenses reduced by the Administrator	(88)

Total Net Expenses	502,857

Net Investment Income (Loss)	1,147,830

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,486,783)
Net realized gains (losses) on futures contracts	(365,309)
Net realized gains (losses) on swap agreements	(7,034,097)
Change in net unrealized appreciation/depreciation on investments	990,437

Net Realized and Unrealized Gains (Losses) on Investments	(8,895,752)

Change in Net Assets Resulting from Operations	$(7,747,922)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the six months ended June 30, 2006	For the year ended December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,147,830	$1,408,187
Net realized gains (losses) on investments	(9,886,189)	2,144,796
Change in net unrealized appreciation/depreciation on investments	990,437	(1,056,923)

Change in net assets resulting from operations	(7,747,922)	2,496,060

Distributions to Shareholders From:
Net investment income	(1,147,830)	(1,408,188)

Change in net assets resulting from distributions	(1,147,830)	(1,408,188)

Capital Transactions:
Proceeds from shares issued	537,211,827	536,656,449
Dividends reinvested	1,147,644	1,408,188
Cost of shares redeemed	(553,424,451)	(491,294,605)

Change in net assets resulting from capital transactions	(15,064,980)	46,770,032

Change in net assets	(23,960,732)	47,857,904
Net Assets:
Beginning of period	91,463,023	43,605,119

End of period	$67,502,291	$91,463,023

Share Transactions:
Issued	17,832,095	16,524,986
Reinvested	38,729	43,526
Redeemed	(18,262,972)	(15,193,968)

Change in shares	(392,148)	1,374,544

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$32.75		$30.74	$28.66	$34.12	$30.00

Investment Activities:
Net investment income (loss) (b)	0.49		0.75	0.25	0.06	0.12
Net realized and unrealized
gains (losses) on investments	(4.64)		2.01	2.09	(0.90)	4.89

Total income (loss) from
investment activities	(4.15)		2.76	2.34	(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.49)		(0.75)	(0.25)	(0.06)	(0.89)
Net realized gains on investments	—		—	—	(3.23)	—
Return of capital	—		—	(0.01)	(1.33)	—

Total distributions	(0.49)		(0.75)	(0.26)	(4.62)	(0.89)

Net Asset Value, End of Period	$28.11		$32.75	$30.74	$28.66	$34.12

Total Return	(12.72	)% (c)	9.01%	8.18%	(2.55)%	16.90	% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.47%		1.59%	1.61%	1.74%	1.71%
Net expenses (d)	1.44%		1.59%	1.61%	1.73%	1.71%
Net investment income (loss) (d)	3.29%		2.32%	0.86%	0.18%	0.56%
Supplemental Data:
Net assets, end of period (000’s)	$67,502		$91,463	$43,605	$36,776	$124,928
Portfolio turnover rate (e)	799	% (c)	1,660%	1,258%	526%	269	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(2)%
Swap Agreements	(124)%
Options	NM

Total Exposure	(126)%
“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2006
(unaudited)

U.S. Government Agency Obligations (82.5%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 4.65%, 7/3/06	$37,951,000	$37,941,196
Federal Farm Credit Bank *, 4.65%, 7/3/06	37,951,000	37,941,196
Federal Home Loan Bank *, 4.65%, 7/3/06	37,951,000	37,941,196
Federal Home Loan Mortgage Corp. *, 4.65%, 7/3/06	37,951,000	37,941,196

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $151,764,783)		151,764,784

Repurchase Agreements (20.6%)
UBS *, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $37,949,585 (Collateralized by $39,870,000 of various Federal Home Loan Bank Securities, 4.55%-5.375%, 2/15/07-6/22/10 market value $38,688,655)	37,934,000	37,934,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,934,000)		37,934,000

Options Purchased (NM)
	Contracts

10-year U.S. Treasury Bond Call Option 126 expiring February 2007	50	696
10-year U.S. Treasury Bond Call Option 128 expiring February 2007	250	3,632

TOTAL OPTIONS PURCHASED
(Cost $5,138)		4,328

TOTAL INVESTMENT SECURITIES
(Cost $189,703,921)—103.1%		189,703,112
Net other assets (liabilities)—(3.1)%		(5,633,501)

NET ASSETS—100.0%		$184,069,611

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2006 (Underlying face amount at value $3,198,750)	30	$22,455

Swap Agreements
Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 6/30/06 (Underlying notional amount at value $228,583,594)	(255,000,000)	(3,253,903)

See accompanying notes to the financial statements.

229

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $151,769,921)	$151,769,112
Repurchase agreements, at cost	37,934,000

Total Investment Securities	189,703,112
Cash	61,687
Segregated cash balances with brokers for futures contracts	45,701
Segregated cash balances with custodian for swap agreements	505
Interest receivable	5,195
Receivable for capital shares issued	99,998
Prepaid expenses	2,112

Total Assets	189,918,310

Liabilities:
Payable for capital shares redeemed	2,181,990
Unrealized depreciation on swap agreements	3,253,903
Variation margin on futures contracts	60,075
Advisory fees payable	112,367
Management services fees payable	14,982
Administration fees payable	4,744
Administrative services fees payable	61,905
Distribution fees payable	72,783
Trustee fees payable	18
Transfer agency fees payable	4,825
Fund accounting fees payable	6,789
Compliance services fees payable	1,722
Other accrued expenses	72,596

Total Liabilities	5,848,699

Net Assets	$184,069,611

Net Assets consist of:
Capital	$210,991,464
Accumulated net investment income (loss)	4,743,230
Accumulated net realized gains (losses) on investments	(28,432,826)
Net unrealized appreciation (depreciation) on investments	(3,232,257)

Net Assets	$184,069,611

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	8,222,056

Net Asset Value (offering and redemption price per share)	$22.39

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$3,817,003

Expenses:
Advisory fees	621,482
Management services fees	124,297
Administration fees	27,233
Transfer agency fees	26,577
Administrative services fees	282,554
Distribution fees	207,255
Custody fees	13,126
Fund accounting fees	41,700
Trustee fees	929
Compliance services fees	2,518
Other fees	47,150

Total Gross Expenses before reductions	1,394,821
Less Expenses reduced by the Advisor	(15,483)
Less Expenses reduced by the Administrator	(1)

Total Net Expenses	1,379,337

Net Investment Income (Loss)	2,437,666

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,137)
Net realized gains (losses) on futures contracts	144,488
Net realized gains (losses) on swap agreements	24,544,605
Change in net unrealized appreciation/depreciation on investments	(3,514,249)

Net Realized and Unrealized Gains (Losses) on Investments	21,169,707

Change in Net Assets Resulting from Operations	$23,607,373

See accompanying notes to the financial statements.

230

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the six months ended June 30, 2006 (unaudited)	For the year ended December 31, 2005

From Investment Activities:
Operations:
Net investment income (loss)	$2,437,666	$2,305,564
Net realized gains (losses) on investments	24,683,956	(22,961,122)
Change in net unrealized appreciation/depreciation on investments	(3,514,249)	3,657,738

Change in net assets resulting from operations	23,607,373	(16,997,820)

Capital Transactions:
Proceeds from shares issued	448,798,245	386,431,711
Cost of shares redeemed	(427,715,503)	(409,692,557)

Change in net assets resulting from capital transactions	21,082,742	(23,260,846)

Change in net assets	44,690,115	(40,258,666)
Net Assets:
Beginning of period	139,379,496	179,638,162

End of period	$184,069,611	$139,379,496

Accumulated net investment income (loss)	$4,743,230	$2,305,564

Share Transactions:
Issued	20,732,594	19,734,512
Redeemed	(19,795,121)	(21,093,910)

Change in shares	937,473	(1,359,398)

See accompanying notes to the financial statements.

231

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$19.13		$20.78	$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss) (b)	0.31		0.27	(0.10)	(0.23)	(0.09)
Net realized and unrealized
gains (losses) on investments	2.95		(1.92)	(2.44)	(0.77)	(5.59)

Total income (loss) from
investment activities	3.26		(1.65)	(2.54)	(1.00)	(5.68)

Net Asset Value, End of Period	$22.39		$19.13	$20.78	$23.32	$24.32

Total Return	16.98	% (c)	(7.89)%	(10.89)%	(4.11)%	(18.93)	% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.68%		1.73%	1.75%	1.91%	2.13%
Net expenses (d)	1.66%		1.73%	1.75%	1.91%	1.98%
Net investment income (loss) (d)	2.94%		1.36%	(0.45)%	(0.94)%	(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$184,070		$139,379	$179,638	$74,272	$7,168
Portfolio turnover rate (e)	—	(c)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

232

PROFUNDS VP
ProFund VP Money Market
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Market Exposure
Investment Type	% of Net Assets

U.S. Government Agency Obligations	81%
Repurchase Agreements	20%

Total Exposure	101%

An investment in the ProFund VP Money Market is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund VP Money Market.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	June 30, 2006
(unaudited)

U.S. Government Agency Obligations (81.0%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.65%, 7/3/06	$23,152,000	$23,146,019
Federal Farm Credit Bank, 4.65%, 7/3/06	23,152,000	23,146,019
Federal Home Loan Bank, 4.65%, 7/3/06	23,152,000	23,146,019
Federal Home Loan Mortgage Corp., 4.65%, 7/3/06	23,152,000	23,146,019

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $92,584,076)		92,584,076

Repurchase Agreements (20.2%)
UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $23,149,507 (Collateralized by $24,454,000 Federal Home Loan Mortgage Corp., 2.75%, 3/15/08, market value $23,601,676)	23,140,000	23,140,000

TOTAL REPURCHASE AGREEMENTS
(Cost $23,140,000)		23,140,000

TOTAL INVESTMENT SECURITIES
(Cost $115,724,076)—101.2%		115,724,076
Net other assets (liabilities)—(1.2)%		(1,335,858)

NET ASSETS—100.0%		$114,388,218

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $92,584,076)	$92,584,076
Repurchase agreements, at cost	23,140,000

Total Investment Securities	115,724,076
Cash	1,115
Interest receivable	3,169
Receivable for capital shares issued	2,279,450
Prepaid expenses	1,470

Total Assets	118,009,280

Liabilities:
Dividends payable	62
Payable for capital shares redeemed	3,366,920
Advisory fees payable	89,773
Management services fees payable	11,970
Administration fees payable	3,785
Administrative services fees payable	630
Distribution fees payable	89,937
Trustee fees payable	14
Transfer agency fees payable	3,854
Fund accounting fees payable	5,426
Compliance services fees payable	1,404
Other accrued expenses	47,287

Total Liabilities	3,621,062

Net Assets	$114,388,218

Net Assets consist of:
Capital	$114,388,218

Net Assets	$114,388,218

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	114,388,218

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$2,979,984

Expenses:
Advisory fees	479,483
Management services fees	95,897
Administration fees	20,289
Transfer agency fees	21,888
Administrative services fees	1,337
Distribution fees	161,878
Custody fees	9,751
Fund accounting fees	34,540
Trustee fees	806
Compliance services fees	2,106
Other fees	30,321

Total Gross Expenses before reductions	858,296
Less Expenses reduced by the Advisor	(11,746)
Less Expenses reduced by the Administrator	(1,275)

Total Net Expenses	845,275

Net Investment Income (Loss)	2,134,709

Change in Net Assets Resulting from Operations	$2,134,709

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$2,134,709	$837,611

Distributions to Shareholders From:
Net investment income	(2,134,709)	(837,611)

Change in net assets resulting from distributions	(2,134,709)	(837,611)

Capital Transactions:
Proceeds from shares issued	1,624,234,620	941,327,755
Dividends reinvested	2,133,736	837,611
Cost of shares redeemed	(1,568,265,655)	(916,580,699)

Change in net assets resulting from capital transactions	58,102,701	25,584,667

Change in net assets	58,102,701	25,584,667
Net Assets:
Beginning of period	56,285,517	30,700,850

End of period	$114,388,218	$56,285,517

Share Transactions:
Issued	1,624,234,619	941,327,755
Reinvested	2,133,736	837,611
Redeemed	(1,568,265,654)	(916,580,699)

Change in shares	58,102,701	25,584,667

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	For the period October 29, 2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	0.016		0.018	0.001	0.001	0.002	0.001

Distributions to Shareholders From:
Net investment income	(0.016)		(0.018)	(0.001)	(0.001)	(0.002)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.64	% (b)	1.80%	0.08%	0.12%	0.21%	0.08	% (b)

Ratios to Average Net Assets:
Gross expenses (c)	1.34%		1.34%	1.35%	1.43%	1.51%	1.60%
Net expenses (c)	1.32%		1.34%	1.15%	0.93%	1.32%	1.60%
Net investment income (loss) (c)	3.34%		1.91%	0.05%	0.12%	0.22%	0.27%

Supplemental Data:
Net assets, end of period (000’s)	$114,388		$56,286	$30,701	$45,786	$69,179	$60,980

(a)	Commencement of operations
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP

Notes to Financial Statements
June 30, 2006
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP OTC, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “nonmoney market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation
Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

Repurchase Agreements
Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts
The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales
The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities
Each non-money market ProFund VP, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayeddelivery securities. As of June 30, 2006, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options
The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options
The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2006 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions
The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements
The non-money market ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The non-money market ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

Securities Transactions and Related Income
During the period, securities transactions were accounted for no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations
ProFund Advisors LLC also serves as the investment advisor for each of the additional 58 active ProFunds in the ProFunds Trust and each of the 5 active Funds in the Access One Trust. Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds and Access One Trust are allocated across the ProFunds and Access One Trust based upon relative net assets or another reasonable basis.

Distributions to Shareholders
Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, are distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

Federal Income Taxes
Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax fiscal year end of December 31st.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each ProFund VP’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

Other
Included in the Statements of Operations under the caption “Custody fees” are expense offsets arising from credits on cash balances maintained on deposit. The expense offsets are reflected on the Statements of Operations as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. In addition, as Administrator, BISYS receives additional fees for support of the Trust’s Compliance Service Program. ProFunds Distributors Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services, excluding payments received under the Distribution and Service Agreement. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses. The Administrator voluntarily waived fees during the period as reflected on the Statement of Operations as “Less Expenses reduced by the Administrator.” These fees are not available to be recouped in subsequent years.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2006, the Advisor as an Authorized Firm, was reimbursed $384,527 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trust. Each of the two Independent Trustees were compensated $27,500 ($55,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trust during the period ended June 30, 2006. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

Prior to May 1, 2006, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ending December 31, 2006 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market). ProFund VP U.S. Government Plus’s operating expenses were limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Rising Rates Opportunity’s operating expenses were limited to an annualized rate of 1.78% of its average daily net assets. ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.35% of its average daily net assets.

Effective May 1, 2006, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the period from May 1, 2006 through December 31, 2006 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expense are limited to an annualized rate of 1.30% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. As of June 30, 2006, the reimbursements that may potentially be made by the ProFunds VP are as follows:

	Expires 2006	Expires 2007	Expires 2008	Expires 2009

ProFund VP Large-Cap Value	$—	$745	$6,255	$—
ProFund VP Mid-Cap Value	—	—	—	2,441
ProFund VP Small-Cap Value	14,230	—	—	—
ProFund VP UltraBull	86,758	—	—	—
ProFund VP UltraSmall-Cap	12,059	—	—	—
ProFund VP UltraOTC	15,761	—	—	—
ProFund VP Short Mid-Cap	—	890	10,621	662
ProFund VP Banks	17,661	—	4,416	—
ProFund VP Biotechnology	14,716	—	—	—
ProFund VP Consumer Goods	13,147	819	10,635	3,248
ProFund VP Consumer Services	14,852	11,053	26,985	1,776
ProFund VP Financials	14,901	—	—	—
ProFund VP Health Care	12,012	—	—	—
ProFund VP Industrials	9,619	1,646	16,304	3,015
ProFund VP Internet	—	—	—	530
ProFund VP Pharmaceuticals	3,349	—	—	—
ProFund VP Real Estate	10,737	—	—	—
ProFund VP Semiconductor	9,588	1,386	—	—
ProFund VP Telecommunications	6,096	—	—	—
ProFund VP Money Market	7,448	—	—	—

During the period ended June 30, 2006, the Advisor voluntarily waived additional fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Bull	$14,959
ProFund VP Small-Cap	9,604
ProFund VP Dow 30	74
ProFund VP OTC	5,883
ProFund VP Large-Cap Value	5,976
ProFund VP Large-Cap Growth	4,771
ProFund VP Mid-Cap Value	7,190
ProFund VP Mid-Cap Growth	5,466
ProFund VP Small-Cap Value	5,425
ProFund VP Small-Cap Growth	6,293
ProFund VP Asia 30	8,235

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

Waiver

ProFund VP Europe 30	$10,221
ProFund VP Japan	6,606
ProFund VP UltraBull	4,223
ProFund VP UltraMid-Cap	6,034
ProFund VP UltraSmall-Cap	3,973
ProFund VP UltraOTC	5,474
ProFund VP Bear	5,643
ProFund VP Short Mid-Cap	409
ProFund VP Short Small-Cap	4,150
ProFund VP Short Dow 30	22
ProFund VP Short OTC	7,673
ProFund VP Banks	1,805
ProFund VP Basic Materials	3,369
ProFund VP Biotechnology	1,296
ProFund VP Consumer Goods	1,016
ProFund VP Consumer Services	342
ProFund VP Financials	2,461
ProFund VP Health Care	2,865
ProFund VP Industrials	1,673
ProFund VP Internet	728
ProFund VP Oil & Gas	12,489
ProFund VP Pharmaceuticals	994
ProFund VP Precious Metals	11,005
ProFund VP Real Estate	3,759
ProFund VP Semiconductor	731
ProFund VP Technology	1,328
ProFund VP Telecommunications	1,374
ProFund VP Utilities	5,272
ProFund VP U.S. Government Plus	5,648
ProFund VP Rising Rates Opportunity	15,483
ProFund VP Money Market	11,746

4.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2006 were as follows:

	Purchases	Sales

ProFund VP Bull	$211,746,301	$289,707,863
ProFund VP Small-Cap	175,319	3,482,403
ProFund VP OTC	117,774,603	136,682,559
ProFund VP Large-Cap Value	126,198,247	115,113,952
ProFund VP Large-Cap Growth	80,407,039	108,710,650
ProFund VP Mid-Cap Value	327,165,786	344,573,559
ProFund VP Mid-Cap Growth	409,980,999	500,185,767
ProFund VP Small-Cap Value	183,779,211	198,557,836
ProFund VP Small-Cap Growth	346,296,166	484,302,834
ProFund VP Asia 30	134,710,780	134,549,583
ProFund VP Europe 30	149,324,222	170,633,575
ProFund VP UltraBull	349,768,416	334,002,912
ProFund VP UltraMid-Cap	247,607,743	271,357,060
ProFund VP UltraSmall-Cap	36,878,691	37,999,214
ProFund VP UltraOTC	379,997,995	411,094,546
ProFund VP Banks	43,159,051	27,726,068
ProFund VP Basic Materials	85,311,474	87,030,628
ProFund VP Biotechnology	37,600,692	43,980,800
ProFund VP Consumer Goods	21,575,232	19,927,747
ProFund VP Consumer Services	11,713,625	11,314,990
ProFund VP Financials	49,212,112	58,088,469
ProFund VP Health Care	26,397,587	43,967,732

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

	Purchases	Sales

ProFund VP Industrials	$93,241,541	$86,541,785
ProFund VP Internet	19,848,861	36,440,104
ProFund VP Oil & Gas	163,740,587	169,744,634
ProFund VP Pharmaceuticals	33,257,345	31,975,294
ProFund VP Real Estate	237,665,782	213,415,315
ProFund VP Semiconductor	48,177,709	52,431,222
ProFund VP Technology	19,563,524	25,827,118
ProFund VP Telecommunications	81,495,079	69,492,008
ProFund VP Utilities	51,385,447	57,561,070

The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended June 30, 2006 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$241,861,348	$217,628,174

5.	Concentration Risk

Each Sector ProFund VP, ProFund VP Dow 30, ProFund VP Short Dow 30 and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan and ProFund VP Precious Metals may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2005, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP Asia 30	$—	$1,349,242	$3,398	$1,352,640
ProFund VP UltraSmall-Cap	—	—	10,681,814	10,681,814
ProFund VP Bear	24,085,413	9,474,329	3,069,606	36,629,348
ProFund VP Short Mid-Cap	—	29,659	636,919	666,578
ProFund VP Short Small-Cap	—	34,822	423,868	458,690
ProFund VP Short OTC	15,295,243	17,059,717	2,225,939	34,580,899
ProFund VP Banks	—	—	380,671	380,671
ProFund VP Basic Materials	—	—	1,938,392	1,938,392
ProFund VP Consumer Goods	—	234,177	113,085	347,262
ProFund VP Consumer Services	—	—	172,236	172,236
ProFund VP Health Care	1,381,236	545,130	231,706	2,158,072
ProFund VP Industrials	—	—	105,745	105,745
ProFund VP Pharmaceuticals	—	938,481	1,453,587	2,392,068
ProFund VP Precious Metals	—	1,402,766	—	1,402,766
ProFund VP Telecommunications	—	—	929,750	929,750
ProFund VP U.S. Government Plus	1,671,792	581,813	—	2,253,605
ProFund VP Rising Rates Opportunity	1,935,661	25,726,041	20,231,247	47,892,949

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

As of the latest tax year end of December 31, 2005, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP OTC	$—	$—	$10,420,568	$1,424,903	$11,411,334	$—	$23,256,805
ProFund VP Mid-Cap Value	—	—	—	1,376,066	2,034,427	—	3,410,493
ProFund VP Asia 30	—	—	27,986	341,394	—	—	369,380
ProFund VP Europe 30	4,378,124	10,516,081	5,807,241	3,450,241	3,425,937	—	27,577,624
ProFund VP Japan	—	—	528,381	92,208	—	—	620,589
ProFund VP UltraBull	—	6,605,770	4,956,130	1,935,011	2,130,974	2,083,596	17,711,481
ProFund VP UltraMid-Cap	—	—	1,547,400	—	—	—	1,547,400
ProFund VP UltraSmall-Cap	1,968,589	5,748,116	1,543,341	—	—	—	9,260,046
ProFund VP UltraOTC	8,205,332	2,051,333	2,051,333	—	—	10,256,665	22,564,663
ProFund VP Bear	—	1,611,372	—	4,317,522	—	—	5,928,894
ProFund VP Short Small-Cap	—	—	34,605	5,700	5,700	—	46,005
ProFund VP Short OTC	—	—	2,768,700	4,652,572	—	—	7,421,272
ProFund VP Banks	—	—	1,104,907	558,959	810,780	—	2,474,646
ProFund VP Basic Materials	—	—	753,360	125,560	—	—	878,920
ProFund VP Biotechnology	—	—	7,710,925	1,770,888	—	—	9,481,813
ProFund VP Consumer Goods	—	—	1,055,432	150,776	—	—	1,206,208
ProFund VP Consumer Services	—	—	967,738	24,850	—	—	992,588
ProFund VP Financials	—	—	2,187,753	900,139	—	—	3,087,892
ProFund VP Health Care	—	892,521	4,292,207	680,216	—	—	5,864,944
ProFund VP Industrials	—	—	212,410	44,059	—	—	256,469
ProFund VP Oil & Gas	—	1,091,930	2,141,711	506,983	—	315,240	4,055,864
ProFund VP Pharmaceuticals	—	—	—	1,489,605	—	—	1,489,605
ProFund VP Precious Metals	—	—	3,972,680	—	—	—	3,972,680
ProFund VP Real Estate	—	652,634	2,428,236	616,174	—	—	3,697,044
ProFund VP Semiconductor	—	—	1,101,535	—	1,323,248	—	2,424,783
ProFund VP Technology	—	791,915	2,609,011	186,109	3,749,619	1,074,176	8,410,830
ProFund VP Telecommunications	—	1,794,938	494,206	381,524	—	—	2,670,668
ProFund VP Utilities	—	1,303,601	3,019,373	731,393	957,473	—	6,011,840
ProFund VP U.S. Government Plus	—	—	—	655,275	—	—	655,275
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	—	—	2,490,617

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2005, were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$634,599	$—	$634,599
ProFund VP Small-Cap	7,467,754	5,310,217	12,777,971
ProFund VP OTC	5,604,127	2,311,803	7,915,930
ProFund VP Large-Cap Value	258,080	—	258,080
ProFund VP Large-Cap Growth	39,562	—	39,562
ProFund VP Mid-Cap Value	6,202,258	1,547,230	7,749,488
ProFund VP Mid-Cap Growth	1,128,062	1,070,158	2,198,220
ProFund VP Small-Cap Value	2,357,531	2,108,331	4,465,862
ProFund VP Asia 30	139,525	—	139,525
ProFund VP Europe 30	8,294,131	2,912,644	11,206,775
ProFund VP UltraBull	7,557,370	2,396,375	9,953,745
ProFund VP UltraMid-Cap	4,605,696	2,262,061	6,867,757
ProFund VP UltraSmall-Cap	14,172,277	4,261,245	18,433,522
ProFund VP UltraOTC	7,090,790		7,090,790
ProFund VP Short Mid-Cap	126	—	126
ProFund VP Banks	1,125,271	—	1,125,271
ProFund VP Basic Materials	935,964	150,225	1,086,189
ProFund VP Biotechnology	—	1,394,389	1,394,389
ProFund VP Consumer Goods	35,189	—	35,189
ProFund VP Financials	179,899	—	179,899
ProFund VP Industrials	66,221	32,248	98,469
ProFund VP Oil & Gas	4,397,754	135,014	4,532,768
ProFund VP Pharmaceuticals	35,026	—	35,026
ProFund VP Real Estate	1,144,044	—	1,144,044
ProFund VP Semiconductor	785,426	—	785,426
ProFund VP Technology	1,071,297	—	1,071,297
ProFund VP Telecommunications	546,790	—	546,790
ProFund VP Utilities	1,654,902	—	1,654,902
ProFund VP U.S. Government Plus	1,408,188	—	1,408,188
ProFund VP Money Market	837,611	—	837,611

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$3,838,096	$6,615,991	$—	$—	$19,541,301	$29,995,388
ProFund VP Small-Cap	—	1,937,602	—	—	9,065,895	11,003,497
ProFund VP OTC	—	—	—	(23,256,805)	8,222,721	(15,034,084)
ProFund VP Large-Cap Value	1,449,475	—	—	—	369,291	1,818,766
ProFund VP Large-Cap Growth	899,976	—	—	—	166,920	1,066,896
ProFund VP Mid-Cap Value	8,831,491	5,244,072	—	(3,410,493)	2,542,837	13,207,907
ProFund VP Mid-Cap Growth	2,312,153	743,216	—	—	5,984,705	9,040,074
ProFund VP Small-Cap Value	—	3,876,765	—	—	3,547,319	7,424,084
ProFund VP Small-Cap Growth	14,103,766	3,867,760	—	—	8,464,624	26,436,150
ProFund VP Asia 30	427,519	—	—	(1,722,020)	9,780,896	8,486,395
ProFund VP Europe 30	563,768	2,744,870	—	(27,577,624)	18,291,662	(5,977,324)
ProFund VP Japan	6,316,632	12,683,325	—	(620,589)	—	18,379,368
ProFund VP UltraBull	2,808,383	—	—	(17,711,481)	2,549,420	(12,353,678)
ProFund VP UltraMid-Cap	9,481,968	2,479,181	—	(1,547,400)	4,298,394	14,712,143
ProFund VP UltraSmall-Cap	16,867	—	—	(19,941,860)	(310,412)	(20,235,405)
ProFund VP UltraOTC	20,073,126	—	—	(22,564,663)	(32,401,868)	(34,893,405)
ProFund VP Bear	917,467	—	—	(42,558,242)	199,301	(41,441,474)
ProFund VP Short Mid-Cap	50,953	—	—	(666,578)	5,207	(610,418)
ProFund VP Short Small-Cap	284,371	—	—	(504,695)	40,844	(179,480)
ProFund VP Short OTC	502,443	—	—	(42,002,171)	202,470	(41,297,258)
ProFund VP Banks	142,766	—	—	(2,855,317)	895,217	(1,817,334)
ProFund VP Basic Materials	84,904	—	—	(2,817,312)	2,363,830	(368,578)
ProFund VP Biotechnology	—	—	—	(9,481,812)	1,006,510	(8,475,302)
ProFund VP Consumer Goods	13,508	—	—	(1,553,470)	341,994	(1,197,968)
ProFund VP Consumer Services	—	—	—	(1,164,824)	198,252	(966,572)
ProFund VP Financials	196,536	—	—	(3,087,892)	3,911,354	1,019,998
ProFund VP Health Care	—	—	—	(8,023,015)	3,950,074	(4,072,941)
ProFund VP Industrials	—	—	—	(362,214)	1,169,926	807,712
ProFund VP Internet	—	1,363,944	—	—	3,632,933	4,996,877
ProFund VP Oil & Gas	11,591,552	550,296	—	(4,055,864)	35,930,310	44,016,294
ProFund VP Pharmaceuticals	79,669	—	—	(3,881,673)	(1,075,273)	(4,877,277)
ProFund VP Precious Metals	903,704	—	—	(5,375,446)	2,432,949	(2,038,793)
ProFund VP Real Estate	763,728	2,673,602	—	(3,697,044)	9,202,796	8,943,082
ProFund VP Semiconductor	248,613	—	—	(2,424,783)	229,968	(1,946,202)
ProFund VP Technology	1,460,701	46,740	—	(8,410,830)	21,732	(6,881,657)
ProFund VP Telecommunications	219,462	—	—	(3,600,418)	(736,245)	(4,117,201)
ProFund VP Utilities	1,460,131	—	—	(6,011,840)	14,076,936	9,525,227
ProFund VP U.S. Government Plus	—	—	—	(2,908,881)	(227,414)	(3,136,295)
ProFund VP Rising Rates Opportunity	2,305,565	—	—	(53,117,525)	282,734	(50,529,226)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2006.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

At June 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net
		Tax	Tax	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$185,717,645	$50,646,594	$(23,947,629)	$26,698,965
ProFund VP Small-Cap	97,740,504	21,104,875	(6,070,148)	15,034,727
ProFund VP Dow 30	145,970	—	—	—
ProFund VP OTC	60,291,121	24,079,656	(17,295,685)	6,783,971
ProFund VP Large-Cap Value	91,528,720	7,960,303	(4,935,042)	3,025,261
ProFund VP Large-Cap Growth	55,977,399	3,704,538	(4,458,300)	(753,762)
ProFund VP Mid-Cap Value	81,595,599	17,383,744	(10,907,730)	6,476,014
ProFund VP Mid-Cap Growth	65,698,896	12,694,449	(9,264,310)	3,430,139
ProFund VP Small-Cap Value	45,408,076	13,842,838	(6,896,548)	6,946,290
ProFund VP Small-Cap Growth	51,288,924	16,751,661	(6,311,632)	10,440,029
ProFund VP Asia 30	65,371,405	25,253,550	(8,704,550)	16,549,000
ProFund VP Europe 30	83,611,569	31,333,205	(10,152,912)	21,180,293
ProFund VP Japan	51,893,173	159,592	(160,136)	(544)
ProFund VP UltraBull	63,695,917	12,175,713	(9,297,933)	2,877,779
ProFund VP UltraMid-Cap	56,567,905	12,558,024	(6,248,948)	6,309,076
ProFund VP UltraSmall-Cap	64,155,832	6,190,462	(3,545,061)	2,645,401
ProFund VP UltraOTC	83,057,330	18,427,765	(38,929,520)	(20,501,755)
ProFund VP Bear	58,099,701	—	(2,087)	(2,087)
ProFund VP Short Mid-Cap	5,172,176	30	(345)	(315)
ProFund VP Short Small-Cap	74,979,040	—	(2,055)	(2,055)
ProFund VP Short Dow 30	225,021	—	(29)	(29)
ProFund VP Short OTC	89,937,255	—	(2,370)	(2,370)
ProFund VP Banks	25,987,409	2,064,924	(1,430,831)	634,093
ProFund VP Basic Materials	29,761,250	7,065,266	(3,463,801)	3,601,465
ProFund VP Biotechnology	11,639,137	4,930,551	(3,233,576)	1,696,975
ProFund VP Consumer Goods	8,008,577	1,384,316	(937,957)	446,359
ProFund VP Consumer Services	3,681,358	874,080	(546,178)	327,902
ProFund VP Financials	22,789,644	7,396,001	(3,085,815)	4,310,186
ProFund VP Health Care	36,051,455	8,294,638	(5,815,192)	2,479,446
ProFund VP Industrials	15,701,492	3,063,654	(1,202,666)	1,860,988
ProFund VP Internet	4,178,591	3,951,016	(676,850)	3,274,166
ProFund VP Oil & Gas	99,392,444	61,911,434	(10,699,639)	51,211,795
ProFund VP Pharmaceuticals	11,004,995	1,090,763	(1,910,635)	(819,872)
ProFund VP Precious Metals	119,696,255	—	—	—
ProFund VP Real Estate	49,382,895	17,812,727	(5,337,383)	12,475,344
ProFund VP Semiconductor	7,089,496	2,058,816	(1,839,725)	219,091
ProFund VP Technology	12,405,559	5,009,338	(4,661,132)	348,206
ProFund VP Telecommunications	20,214,713	1,993,833	(2,153,291)	(159,458)
ProFund VP Utilities	57,592,888	18,924,022	(4,381,841)	14,542,181
ProFund VP U.S. Government Plus	70,217,475	90,080	(44,879)	45,201
ProFund VP Rising Rates Opportunity	189,703,921	—	(809)	(809)
ProFund VP Money Market	115,724,076	—	—	—

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/06	6/30/06	1/1/06 - 6/30/06	1/1/06 - 6/30/06

ProFund VP Bull	$1,000.00	$1,014.90	$9.04	1.81%
ProFund VP Small-Cap	1,000.00	1,075.30	8.00	1.55%
ProFund VP Dow 30 **	1,000.00	982.30	2.70	1.63%
ProFund VP OTC	1,000.00	950.70	8.50	1.76%
ProFund VP Large-Cap Value	1,000.00	1,055.20	9.38	1.84%
ProFund VP Large-Cap Growth	1,000.00	981.50	9.14	1.86%
ProFund VP Mid-Cap Value	1,000.00	1,057.00	8.98	1.76%
ProFund VP Mid-Cap Growth	1,000.00	1,006.30	9.30	1.87%
ProFund VP Small-Cap Value	1,000.00	1,086.10	9.67	1.87%
ProFund VP Small-Cap Growth	1,000.00	1,047.20	9.54	1.88%
ProFund VP Asia 30	1,000.00	1,117.40	9.45	1.80%
ProFund VP Europe 30	1,000.00	1,064.70	8.91	1.74%
ProFund VP Japan	1,000.00	980.10	8.54	1.74%
ProFund VP UltraBull	1,000.00	1,010.20	9.12	1.83%
ProFund VP UltraMid-Cap	1,000.00	1,037.20	9.34	1.85%
ProFund VP UltraSmall-Cap	1,000.00	1,118.10	9.24	1.76%
ProFund VP UltraOTC	1,000.00	881.00	8.35	1.79%
ProFund VP Bear	1,000.00	1,001.40	8.93	1.80%
ProFund VP Short Mid-Cap	1,000.00	984.10	8.90	1.81%
ProFund VP Short Small-Cap	1,000.00	939.80	8.18	1.70%
ProFund VP Short Dow 30 **	1,000.00	1,023.00	2.75	1.63%
ProFund VP Short OTC	1,000.00	1,065.70	8.66	1.69%
ProFund VP Banks	1,000.00	1,037.30	9.04	1.79%
ProFund VP Basic Materials	1,000.00	1,085.40	9.41	1.82%
ProFund VP Biotechnology	1,000.00	920.80	9.00	1.89%
ProFund VP Consumer Goods	1,000.00	1,002.40	9.04	1.82%
ProFund VP Consumer Services	1,000.00	1,011.20	9.23	1.85%
ProFund VP Financials	1,000.00	1,028.40	8.75	1.74%
ProFund VP Health Care	1,000.00	958.20	8.98	1.85%
ProFund VP Industrials	1,000.00	1,063.80	9.52	1.86%
ProFund VP Internet	1,000.00	956.60	8.49	1.75%
ProFund VP Oil & Gas	1,000.00	1,126.70	9.12	1.73%
ProFund VP Pharmaceuticals	1,000.00	1,012.80	9.28	1.86%
ProFund VP Precious Metals	1,000.00	1,109.60	9.36	1.79%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period **	During Period
	1/1/06	6/30/06	1/1/06 - 6/30/06	1/1/06 - 6/30/06

ProFund VP Real Estate	$1,000.00	$1,123.60	$9.53	1.81%
ProFund VP Semiconductor	1,000.00	894.50	8.92	1.90%
ProFund VP Technology	1,000.00	945.70	8.35	1.73%
ProFund VP Telecommunications	1,000.00	1,129.80	9.45	1.79%
ProFund VP Utilities	1,000.00	1,041.20	8.91	1.76%
ProFund VP U.S. Government Plus	1,000.00	872.80	6.69	1.44%
ProFund VP Rising Rates Opportunity	1,000.00	1,169.80	8.93	1.66%
ProFund VP Money Market	1,000.00	1,016.40	6.61	1.32%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Information shown reflects values using the expense ratios and rates of return for the period from May 1, 2006 (date of commencement of operations) to June 30, 2006.

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/06	6/30/06	1/1/06 - 6/30/06	1/1/06 - 6/30/06

ProFund VP Bull	$1,000.00	$1,015.82	$9.05	1.81%
ProFund VP Small-Cap	1,000.00	1,017.08	7.78	1.55%
ProFund VP Dow 30 **	1,000.00	1,016.70	8.16	1.63%
ProFund VP OTC	1,000.00	1,016.08	8.78	1.76%
ProFund VP Large-Cap Value	1,000.00	1,015.67	9.20	1.84%
ProFund VP Large-Cap Growth	1,000.00	1,015.57	9.30	1.86%
ProFund VP Mid-Cap Value	1,000.00	1,016.07	8.80	1.76%
ProFund VP Mid-Cap Growth	1,000.00	1,015.52	9.35	1.87%
ProFund VP Small-Cap Value	1,000.00	1,015.52	9.35	1.87%
ProFund VP Small-Cap Growth	1,000.00	1,015.47	9.39	1.88%
ProFund VP Asia 30	1,000.00	1,015.87	9.00	1.80%
ProFund VP Europe 30	1,000.00	1,016.17	8.70	1.74%
ProFund VP Japan	1,000.00	1,016.17	8.70	1.74%
ProFund VP UltraBull	1,000.00	1,015.72	9.15	1.83%
ProFund VP UltraMid-Cap	1,000.00	1,015.62	9.25	1.85%
ProFund VP UltraSmall-Cap	1,000.00	1,016.07	8.80	1.76%
ProFund VP UltraOTC	1,000.00	1,015.92	8.95	1.79%
ProFund VP Bear	1,000.00	1,015.87	9.00	1.80%
ProFund VP Short Mid-Cap	1,000.00	1,015.82	9.05	1.81%
ProFund VP Short Small-Cap	1,000.00	1,016.36	8.50	1.70%
ProFund VP Short Dow 30 **	1,000.00	1,016.71	8.15	1.63%
ProFund VP Short OTC	1,000.00	1,016.41	8.45	1.69%
ProFund VP Banks	1,000.00	1,015.92	8.95	1.79%
ProFund VP Basic Materials	1,000.00	1,015.77	9.10	1.82%
ProFund VP Biotechnology	1,000.00	1,015.42	9.44	1.89%
ProFund VP Consumer Goods	1,000.00	1,015.77	9.10	1.82%
ProFund VP Consumer Services	1,000.00	1,015.62	9.25	1.85%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/06	6/30/06	1/1/06 - 6/30/06	1/1/06 - 6/30/06

ProFund VP Financials	$1,000.00	$1,016.17	$8.70	1.74%
ProFund VP Health Care	1,000.00	1,015.62	9.25	1.85%
ProFund VP Industrials	1,000.00	1,015.57	9.30	1.86%
ProFund VP Internet	1,000.00	1,016.12	8.75	1.75%
ProFund VP Oil & Gas	1,000.00	1,016.22	8.65	1.73%
ProFund VP Pharmaceuticals	1,000.00	1,015.57	9.30	1.86%
ProFund VP Precious Metals	1,000.00	1,015.92	8.95	1.79%
ProFund VP Real Estate	1,000.00	1,015.82	9.05	1.81%
ProFund VP Semiconductor	1,000.00	1,015.37	9.49	1.90%
ProFund VP Technology	1,000.00	1,016.22	8.65	1.73%
ProFund VP Telecommunications	1,000.00	1,015.92	8.95	1.79%
ProFund VP Utilities	1,000.00	1,016.07	8.80	1.76%
ProFund VP U.S. Government Plus	1,000.00	1,017.65	7.20	1.44%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.56	8.30	1.66%
ProFund VP Money Market	1,000.00	1,018.24	6.62	1.32%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

**
Information shown reflects values using the expense ratios and rates of return for the period from May 1, 2006 (date of commencement of operations) to June 30, 2006 and has been annualized to reflect values for the period from January 1, 2006 to June 30, 2006.

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/06

Not just funds, ProFundsSM

Classic ProFunds VP
Large-Cap Value
Large-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

 Sector ProFunds VP
Financials
Health Care
Technology

 Bond Benchmarked ProFund VP
U.S. Government Plus
Rising Rates Opportunity

Semiannual Report
June 30, 2006

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Large-Cap Value
8	ProFund VP Large-Cap Growth
15	ProFund VP Small-Cap Value
23	ProFund VP Small-Cap Growth
31	ProFund VP Asia 30
36	ProFund VP Europe 30
41	ProFund VP Financials
47	ProFund VP Health Care
53	ProFund VP Technology
59	ProFund VP U.S. Government Plus
63	ProFund VP Rising Rates Opportunity

67	Notes to Financial Statements

75	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2006.

In many ways, the six-month period was a tale of two markets: the second quarter behaved differently than the first quarter of the year.

The U.S. stock market got off to its best start since 1999, with the S&P 500 Index® returning 4.21% for the quarter. In addition, global equity markets continued to sizzle, with strong returns in the European markets. Asian and Pacific markets outperformed the U.S., but in aggregate lagged European stocks. And emerging market equities, as measured by the Bank of New York Emerging Markets 50 ADR Index, rose 12.84% in the quarter, for an average annualized gain of 46% in the three years through March 31, 2006.

But during the second quarter, markets reversed course. The Fed’s May 10 Open Market Committee meeting, at which the central bank boosted the target federal funds rate by another 0.25%, marked a turning point for stocks. And, as expected, the Fed added another 0.25% increase on June 29, bringing its target for the federal funds rate to 5.25% at the end of the quarter.

While the S&P 500 Index slipped 3.72% in the May 10 through June 30 period, it still gained 2.71% for the six months ending June 30, 2006. Although, the 7.44% second-quarter drop in the more volatile NASDAQ-100 meant a negative 4.05% return for the six month period.

Furthermore, by mid-May, overseas equity markets began tumbling–catching many investors off guard. For example, from May 10 through June 30, the Bank of New York Emerging Markets 50 ADR Index plunged nearly 13.66%. Likewise, the Nikkei 225 fell from favor, and dropped 6.67% in the second quarter.

As a ProFund VP shareholder, you have innovative ways to target your market exposure in these challenging markets. For example, if you are seeking to take advantage of a potential rebound in a broad market or a market niche, you might consider one of the Ultra ProFunds VP or UltraSector ProFunds VP, which are designed to magnify the returns (gains, losses, and volatility) of their benchmark indexes.

Or, you can seek profit from a market decline or partially shield your fund holdings by investing in one of the Inverse ProFunds VP, which are designed to rise when their market benchmark falls (results that are opposite those of conventional mutual funds).

As always, we deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

Investing in ProFunds involves certain risks, including, in all or some cases, leverage, liquidity, short sale, small-cap company, international investing, and repurchase agreement risks. The risks of international investing include currency exchange fluctuation, government regulations, and the potential for political and economic instability. In addition, sector funds are concentrated in a single area of the market, and they can be more volatile and riskier than more diversified mutual funds. These risks can increase volatility and decrease performance and increase expenses. Moreover, there is no guarantee that any ProFund will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than when purchased.

i

This Page Intentionally Left Blank

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.05%.

S&P 500/Citigroup Value - Sector Composition
% of Index

Financial	31.98%
Industrials	15.51%
Communications	13.07%
Energy	8.98%
Consumer, Non-cyclical	8.28%
Technology	6.10%
Utilities	5.92%
Consumer, Cyclical	5.26%
Basic Materials	4.90%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2006
(unaudited)

Common Stocks (99.8%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,851	$391,815
Abbott Laboratories (Pharmaceuticals)	9,163	399,598
ACE, Ltd. (Insurance)	5,390	272,680
ADC Telecommunications, Inc. * (Telecommunications)	1,078	18,175
Advanced Micro Devices, Inc. * (Semiconductors)	8,085	197,436
Aetna, Inc. (Healthcare-Services)	5,390	215,223
AFLAC, Inc. (Insurance)	2,695	124,913
Agilent Technologies, Inc. * (Electronics)	4,312	136,088
Air Products & Chemicals, Inc. (Chemicals)	3,773	241,170
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	539	26,260
Alcoa, Inc. (Mining)	14,014	453,494
Allegheny Energy, Inc. * (Electric)	2,695	99,904
Allegheny Technologies, Inc. (Iron/Steel)	1,078	74,641
Allied Waste Industries, Inc. * (Environmental Control)	3,773	42,861
Allstate Corp. (Insurance)	10,241	560,490
Alltel Corp. (Telecommunications)	3,773	240,831
Altera Corp. * (Semiconductors)	2,156	37,838
Altria Group, Inc. (Agriculture)	12,936	949,891
Ameren Corp. (Electric)	3,234	163,317
American Electric Power, Inc. (Electric)	6,468	221,529
American International Group, Inc. (Insurance)	17,787	1,050,321
American Power Conversion Corp. (Electrical Components & Equipment)	1,617	31,515
American Standard Cos. (Building Materials)	1,078	46,645
Ameriprise Financial, Inc. (Diversified Financial Services)	1,617	72,231
AmSouth Bancorp (Banks)	5,390	142,566
Analog Devices, Inc. (Semiconductors)	2,156	69,294
Andrew Corp. * (Telecommunications)	2,695	23,878
AON Corp. (Insurance)	5,390	187,680
Apartment Investment and Management Co.—Class A (REIT)	1,617	70,259
Apple Computer, Inc. * (Computers)	6,468	369,452
Applera Corp.—Applied Biosystems Group (Electronics)	1,078	34,873
Applied Materials, Inc. (Semiconductors)	12,936	210,598
Archer-Daniels-Midland Co. (Agriculture)	10,780	444,998
Archstone-Smith Trust (REIT)	3,234	164,514
Ashland, Inc. (Chemicals)	1,078	71,903
AT&T, Inc. (Telecommunications)	63,063	1,758,827
Automatic Data Processing, Inc. (Software)	3,234	146,663
AutoNation, Inc. * (Retail)	2,156	46,225
Avaya, Inc. * (Telecommunications)	6,468	73,865
Avery Dennison Corp. (Household Products/Wares)	1,617	93,883
Avon Products, Inc. (Cosmetics/Personal Care)	2,695	83,545
Baker Hughes, Inc. (Oil & Gas Services)	2,156	176,469
Bank of America Corp. (Banks)	57,134	2,748,145
Bank of New York Co., Inc. (Banks)	12,397	399,183
Bausch & Lomb, Inc. (Healthcare-Products)	539	26,433
Baxter International, Inc. (Healthcare-Products)	3,773	138,695
BB&T Corp. (Banks)	9,163	381,089
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,156	302,012
BellSouth Corp. (Telecommunications)	29,106	1,053,637
Bemis Co., Inc. (Packaging & Containers)	1,617	49,513
Big Lots, Inc. * (Retail)	1,617	27,618
Biogen Idec, Inc. * (Biotechnology)	3,234	149,831
BMC Software, Inc. * (Software)	2,156	51,528
Boeing Co. (Aerospace/Defense)	8,085	662,243
Boston Properties, Inc. (REIT)	1,078	97,451
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,326	473,910
Brown-Forman Corp. (Beverages)	539	38,641
Brunswick Corp. (Leisure Time)	1,617	53,765
Burlington Northern Santa Fe Corp. (Transportation)	5,929	469,873
CA, Inc. (Software)	4,851	99,688
Carnival Corp. (Leisure Time)	2,695	112,490
Caterpillar, Inc. (Machinery-Construction & Mining)	10,780	802,894
CBS Corp.—Class B (Media)	7,007	189,539
CenterPoint Energy, Inc. (Electric)	4,851	60,638
CenturyTel, Inc. (Telecommunications)	1,617	60,072
ChevronTexaco Corp. (Oil & Gas)	15,631	970,060
Chubb Corp. (Insurance)	7,007	349,649
CIENA Corp. * (Telecommunications)	6,468	31,111
CIGNA Corp. (Insurance)	1,078	106,194
Cincinnati Financial Corp. (Insurance)	1,617	76,015
Circuit City Stores, Inc. (Retail)	2,695	73,358
CIT Group, Inc. (Diversified Financial Services)	3,234	169,106
Citigroup, Inc. (Diversified Financial Services)	80,850	3,900,203
Citizens Communications Co. (Telecommunications)	5,390	70,340
CMS Energy Corp. * (Electric)	3,773	48,823
Coca-Cola Co. (Beverages)	15,092	649,257

See accompanying notes to the financial statements.

1

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Coca-Cola Enterprises, Inc. (Beverages)	4,851	$98,815
Comcast Corp.—Special Class A * (Media)	34,496	1,129,400
Comerica, Inc. (Banks)	2,695	140,113
Compass Bancshares, Inc. (Banks)	2,156	119,874
Computer Sciences Corp. * (Computers)	3,234	156,655
Compuware Corp. * (Software)	3,773	25,279
Comverse Technology, Inc. * (Telecommunications)	1,617	31,968
ConAgra Foods, Inc. (Food)	8,624	190,677
ConocoPhillips (Oil & Gas)	26,950	1,766,034
CONSOL Energy, Inc. (Coal)	1,617	75,546
Consolidated Edison, Inc. (Electric)	3,773	167,672
Constellation Brands, Inc. * (Beverages)	3,234	80,850
Constellation Energy Group, Inc. (Electric)	2,695	146,931
Convergys Corp. * (Commercial Services)	1,078	21,021
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,617	150,252
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,078	12,009
Corning, Inc. * (Telecommunications)	15,631	378,114
Costco Wholesale Corp. (Retail)	7,546	431,102
CSX Corp. (Transportation)	3,773	265,770
Cummins, Inc. (Machinery-Diversified)	539	65,893
CVS Corp. (Retail)	13,475	413,683
Dean Foods Co. * (Food)	1,078	40,091
Deere & Co. (Machinery-Diversified)	3,773	315,008
Dillards, Inc.—Class A (Retail)	1,078	34,334
Dollar General Corp. (Retail)	1,617	22,606
Dominion Resources, Inc. (Electric)	5,390	403,118
Dover Corp. (Miscellaneous Manufacturing)	3,234	159,857
DTE Energy Co. (Electric)	2,695	109,794
Du Pont (Chemicals)	15,092	627,828
Duke Energy Corp. (Electric)	19,943	585,726
Dynegy, Inc.—Class A * (Pipelines)	5,929	32,432
E*TRADE Financial Corp. * (Diversified Financial Services)	2,695	61,500
Eastman Chemical Co. (Chemicals)	1,078	58,212
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,851	115,357
Eaton Corp. (Miscellaneous Manufacturing)	2,695	203,203
Edison International (Electric)	2,695	105,105
El Paso Corp. (Pipelines)	11,319	169,785
Electronic Data Systems Corp. (Computers)	8,624	207,493
Embarq Corp. * (Telecommunications)	2,156	88,374
EMC Corp. * (Computers)	20,482	224,688
Emerson Electric Co. (Electrical Components & Equipment)	6,468	542,083
Entergy Corp. (Electric)	3,234	228,806
Equity Office Properties Trust (REIT)	5,929	216,468
Equity Residential Properties Trust (REIT)	4,851	216,984
Exelon Corp. (Electric)	4,312	245,051
Exxon Mobil Corp. (Oil & Gas)	35,574	2,182,464
Family Dollar Stores, Inc. (Retail)	1,078	26,336
Fannie Mae (Diversified Financial Services)	8,085	388,889
Federated Department Stores, Inc. (Retail)	9,163	335,366
FedEx Corp. (Transportation)	2,695	314,938
Fifth Third Bancorp (Banks)	4,312	159,328
First Horizon National Corp. (Banks)	2,156	86,671
FirstEnergy Corp. (Electric)	5,390	292,192
Fluor Corp. (Engineering & Construction)	1,617	150,268
Ford Motor Co. (Auto Manufacturers)	30,723	212,910
FPL Group, Inc. (Electric)	6,468	267,646
Franklin Resources, Inc. (Diversified Financial Services)	1,078	93,581
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,617	89,598
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	3,773	110,926
Gannett Co., Inc. (Media)	1,617	90,439
Gateway, Inc. * (Computers)	4,312	8,193
General Electric Co. (Miscellaneous Manufacturing)	87,857	2,895,766
General Motors Corp. (Auto Manufacturers)	9,163	272,966
Genuine Parts Co. (Distribution/Wholesale)	2,695	112,274
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,929	206,566
Genzyme Corp. * (Biotechnology)	1,617	98,718
Goodrich Corp. (Aerospace/Defense)	2,156	86,865
Halliburton Co. (Oil & Gas Services)	5,390	399,992
Harrah’s Entertainment, Inc. (Lodging)	1,078	76,732
Hartford Financial Services Group, Inc. (Insurance)	4,851	410,395
Hasbro, Inc. (Toys/Games/Hobbies)	2,695	48,806
HCA, Inc. (Healthcare-Services)	3,234	139,547
Heinz (H.J.) Co. (Food)	3,234	133,305
Hercules, Inc. * (Chemicals)	1,617	24,675
Hess Corp. (Oil & Gas)	1,078	56,972
Hewlett-Packard Co. (Computers)	45,276	1,434,344
Hilton Hotels Corp. (Lodging)	2,695	76,215
Honeywell International, Inc. (Miscellaneous Manufacturing)	13,475	543,043
Huntington Bancshares, Inc. (Banks)	3,773	88,967
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,234	153,615
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	5,390	230,584
Intel Corp. (Semiconductors)	45,276	857,979
International Flavors & Fragrances, Inc. (Chemicals)	539	18,994
International Paper Co. (Forest Products & Paper)	8,085	261,146
Interpublic Group of Cos., Inc. * (Advertising)	4,312	36,005
J.C. Penney Co., Inc. (Holding Company) (Retail)	3,773	254,715
J.P. Morgan Chase & Co. (Diversified Financial Services)	56,595	2,376,990
JDS Uniphase Corp. * (Telecommunications)	17,248	43,637
Johnson Controls, Inc. (Auto Parts & Equipment)	3,234	265,899
Jones Apparel Group, Inc. (Apparel)	1,617	51,404
Juniper Networks, Inc. * (Telecommunications)	3,773	60,330
KB Home (Home Builders)	539	24,713
Kerr-McGee Corp. (Oil & Gas)	1,617	112,139
KeyCorp (Banks)	6,468	230,778
KeySpan Corp. (Gas)	2,695	108,878
Kimberly-Clark Corp. (Household Products/Wares)	3,234	199,538
Kimco Realty Corp. (REIT)	3,234	118,009
Kinder Morgan, Inc. (Pipelines)	1,078	107,681
KLA-Tencor Corp. (Semiconductors)	1,617	67,219
Kroger Co. (Food)	5,390	117,825
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,695	67,321
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,390	351,159
Limited, Inc. (Retail)	5,390	137,930
Lincoln National Corp. (Insurance)	4,851	273,790
Lockheed Martin Corp. (Aerospace/Defense)	5,929	425,346
Loews Corp. (Insurance)	6,468	229,291
Louisiana-Pacific Corp. (Forest Products & Paper)	1,617	35,412
LSI Logic Corp. * (Semiconductors)	4,312	38,592
Lucent Technologies, Inc. * (Telecommunications)	47,971	116,090
M&T Bank Corp. (Banks)	539	63,559
Marathon Oil Corp. (Oil & Gas)	5,929	493,886
Marriott International, Inc.—Class A (Lodging)	2,695	102,733
Marsh & McLennan Cos., Inc. (Insurance)	3,773	101,456
Marshall & Ilsley Corp. (Banks)	2,156	98,615
Masco Corp. (Building Materials)	6,468	191,712
Mattel, Inc. (Toys/Games/Hobbies)	6,468	106,787
MBIA, Inc. (Insurance)	1,078	63,117
McDonald’s Corp. (Retail)	9,702	325,987
McGraw-Hill Cos., Inc. (Media)	2,695	135,370

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

McKesson Corp. (Commercial Services)	4,851	$229,355
MeadWestvaco Corp. (Forest Products & Paper)	2,695	75,271
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,156	123,496
Mellon Financial Corp. (Banks)	4,312	148,462
Merck & Co., Inc. (Pharmaceuticals)	19,404	706,888
Meredith Corp. (Media)	539	26,702
Merrill Lynch & Co., Inc. (Diversified Financial Services)	15,092	1,049,800
MetLife, Inc. (Insurance)	12,397	634,850
Micron Technology, Inc. * (Semiconductors)	10,780	162,347
Molex, Inc. (Electrical Components & Equipment)	1,617	54,283
Molson Coors Brewing Co.—Class B (Beverages)	1,078	73,175
Monsanto Co. (Agriculture)	2,695	226,892
Monster Worldwide, Inc. * (Internet)	1,078	45,987
Moody’s Corp. (Commercial Services)	2,156	117,416
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	17,248	1,090,246
Motorola, Inc. (Telecommunications)	27,489	553,903
Murphy Oil Corp. (Oil & Gas)	1,617	90,326
National City Corp. (Banks)	8,624	312,103
National Semiconductor Corp. (Semiconductors)	3,234	77,131
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,078	68,259
Navistar International Corp. * (Auto Manufacturers)	1,078	26,530
NCR Corp. * (Computers)	1,617	59,247
Newell Rubbermaid, Inc. (Housewares)	4,312	111,379
Newmont Mining Corp. (Mining)	2,156	114,117
News Corp.—Class A (Media)	38,269	733,999
NICOR, Inc. (Gas)	539	22,369
NiSource, Inc. (Electric)	4,312	94,174
Noble Corp. (Oil & Gas)	539	40,112
Nordstrom, Inc. (Retail)	3,234	118,041
Norfolk Southern Corp. (Transportation)	6,468	344,227
North Fork Bancorp, Inc. (Banks)	7,546	227,663
Northern Trust Corp. (Banks)	1,617	89,420
Northrop Grumman Corp. (Aerospace/Defense)	5,390	345,283
Novell, Inc. * (Software)	5,390	35,736
Novellus Systems, Inc. * (Semiconductors)	1,078	26,627
Nucor Corp. (Iron/Steel)	4,851	263,167
Occidental Petroleum Corp. (Oil & Gas)	2,156	221,098
Office Depot, Inc. * (Retail)	2,156	81,928
OfficeMax, Inc. (Retail)	1,078	43,929
PACCAR, Inc. (Auto Manufacturers)	2,695	222,014
Pactiv Corp. * (Packaging & Containers)	1,078	26,681
Pall Corp. (Miscellaneous Manufacturing)	1,078	30,184
Parametric Technology Corp. * (Software)	1,078	13,701
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,156	167,306
Peoples Energy Corp. (Gas)	539	19,355
PerkinElmer, Inc. (Electronics)	2,156	45,060
PG&E Corp. (Electric)	5,390	211,719
Phelps Dodge Corp. (Mining)	3,234	265,705
Pinnacle West Capital Corp. (Electric)	1,617	64,534
Pitney Bowes, Inc. (Office/Business Equipment)	1,617	66,782
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,617	57,404
PMC-Sierra, Inc. * (Semiconductors)	2,156	20,266
PNC Financial Services Group (Banks)	4,851	340,395
PPG Industries, Inc. (Chemicals)	2,695	177,870
PPL Corp. (Electric)	5,929	191,507
Praxair, Inc. (Chemicals)	2,156	116,424
Principal Financial Group, Inc. (Insurance)	4,312	239,963
Progress Energy, Inc. (Electric)	4,312	184,855
Prologis (REIT)	2,695	140,463
Prudential Financial, Inc. (Insurance)	3,773	293,162
Public Service Enterprise Group, Inc. (Electric)	4,312	285,109
Public Storage, Inc. (REIT)	539	40,910
Pulte Homes, Inc. (Home Builders)	3,234	93,107
Qualcomm, Inc. (Telecommunications)	11,319	453,552
Qwest Communications International, Inc. * (Telecommunications)	25,333	204,944
R.R. Donnelley & Sons Co. (Commercial Services)	3,773	120,547
Raytheon Co. (Aerospace/Defense)	7,007	312,302
Regions Financial Corp. (Banks)	7,546	249,924
Reynolds American, Inc. (Agriculture)	1,617	186,440
Robert Half International, Inc. (Commercial Services)	1,078	45,276
Rockwell International Corp. (Machinery-Diversified)	1,617	116,440
Rohm & Haas Co. (Chemicals)	2,156	108,059
Rowan Cos., Inc. (Oil & Gas)	1,078	38,366
Ryder System, Inc. (Transportation)	1,078	62,988
Sabre Holdings Corp. (Leisure Time)	2,156	47,432
SAFECO Corp. (Insurance)	2,156	121,491
Safeway, Inc. (Food)	7,546	196,197
Sanmina-SCI Corp. * (Electronics)	8,624	39,670
Sara Lee Corp. (Food)	5,929	94,983
Schlumberger, Ltd. (Oil & Gas Services)	11,319	736,979
Schwab (Diversified Financial Services)	8,624	137,812
Sealed Air Corp. (Packaging & Containers)	1,078	56,141
Sempra Energy (Gas)	4,312	196,110
Sherwin-Williams Co. (Chemicals)	1,078	51,183
Simon Property Group, Inc. (REIT)	1,617	134,114
Snap-on, Inc. (Hand/Machine Tools)	1,078	43,573
Solectron Corp. * (Electronics)	15,092	51,615
Southern Co. (Electric)	11,858	380,049
Southwest Airlines Co. (Airlines)	6,468	105,881
Sovereign Bancorp, Inc. (Savings & Loans)	5,929	120,418
Sprint Corp. (Telecommunications)	48,510	969,715
St. Paul Cos., Inc. (Insurance)	11,319	504,601
Staples, Inc. (Retail)	4,851	117,976
State Street Corp. (Banks)	2,156	125,242
Sun Microsystems, Inc. * (Computers)	56,595	234,869
Sunoco, Inc. (Oil & Gas)	2,156	149,389
SunTrust Banks, Inc. (Banks)	5,929	452,146
SuperValu, Inc. (Food)	3,234	99,284
Symbol Technologies, Inc. (Electronics)	4,312	46,526
Synovus Financial Corp. (Banks)	2,695	72,172
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,156	81,518
TECO Energy, Inc. (Electric)	3,234	48,316
Tektronix, Inc. (Electronics)	1,078	31,715
Tellabs, Inc. * (Telecommunications)	7,546	100,437
Temple-Inland, Inc. (Forest Products & Paper)	1,617	69,321
Tenet Healthcare Corp. * (Healthcare-Services)	7,546	52,671
Teradyne, Inc. * (Semiconductors)	3,234	45,050
Texas Instruments, Inc. (Semiconductors)	12,397	375,505
Textron, Inc. (Miscellaneous Manufacturing)	2,156	198,740
The AES Corp. * (Electric)	5,390	99,446
The Dow Chemical Co. (Chemicals)	15,631	610,078
The E.W. Scripps Co.—Class A (Media)	539	23,252
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	539	20,843
The Gap, Inc. (Retail)	3,234	56,272
The Goldman Sachs Group, Inc. (Diversified Financial Services)	7,007	1,054,063
The Hershey Co. (Food)	1,078	59,365
The McClatchy Co.—Class A (Media)	237	9,508
The New York Times Co.—Class A (Media)	1,078	26,454
The Pepsi Bottling Group, Inc. (Beverages)	1,078	34,658
The Stanley Works (Hand/Machine Tools)	1,078	50,903
Thermo Electron Corp. * (Electronics)	1,617	58,600
Time Warner, Inc. (Media)	31,801	550,157
Torchmark Corp. (Insurance)	539	32,728
Transocean Sedco Forex, Inc. * (Oil & Gas)	3,234	259,755
Tribune Co. (Media)	4,312	139,838
TXU Corp. (Electric)	4,851	290,041

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Tyco International, Ltd. (Miscellaneous Manufacturing)	32,879	$904,172
Tyson Foods, Inc.—Class A (Food)	4,312	64,076
U.S. Bancorp (Banks)	29,106	898,793
Union Pacific Corp. (Transportation)	4,312	400,844
Unisys Corp. * (Computers)	5,390	33,849
United Parcel Service, Inc.—Class B (Transportation)	5,929	488,134
United States Steel Corp. (Iron/Steel)	1,617	113,384
United Technologies Corp. (Aerospace/Defense)	16,170	1,025,502
UnumProvident Corp. (Insurance)	4,851	87,949
V.F. Corp. (Apparel)	1,617	109,827
Verizon Communications, Inc. (Telecommunications)	47,432	1,588,498
Viacom, Inc.—Class B * (Media)	8,085	289,766
Vornado Realty Trust (REIT)	1,078	105,159
Vulcan Materials Co. (Building Materials)	539	42,042
W.W. Grainger, Inc. (Distribution/Wholesale)	539	40,549
Wachovia Corp. (Banks)	25,872	1,399,158
Walt Disney Co. (Media)	35,574	1,067,221
Washington Mutual, Inc. (Savings & Loans)	15,631	712,461
Waste Management, Inc. (Environmental Control)	4,312	154,715
Weatherford International, Ltd. * (Oil & Gas Services)	2,695	133,726
WellPoint, Inc. * (Healthcare-Services)	10,241	745,237
Wells Fargo & Co. (Banks)	27,489	1,843,962
Weyerhaeuser Co. (Forest Products & Paper)	3,773	234,869
Whirlpool Corp. (Home Furnishings)	1,078	89,097
Williams Cos., Inc. (Pipelines)	9,702	226,639
Xcel Energy, Inc. (Electric)	6,468	124,056
Xerox Corp. * (Office/Business Equipment)	15,092	209,930
Xilinx, Inc. (Semiconductors)	2,695	61,042
XL Capital, Ltd.—Class A (Insurance)	2,695	165,204
Zions Bancorp (Banks)	1,078	84,019

TOTAL COMMON STOCKS
(Cost $86,860,899)		94,172,981

Repurchase Agreements (0.4%)
	Principal Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $381,157 (Collateralized by $382,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $389,532)	$381,000	381,000

TOTAL REPURCHASE AGREEMENTS
(Cost $381,000)		381,000

TOTAL INVESTMENT SECURITIES
(Cost $87,241,899)—100.2%		94,553,981
Net other assets (liabilities)—(0.2)%		(182,839)

NET ASSETS—100.0%		$94,371,142

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $127,950)	2	$1,788

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	NM
Aerospace/Defense	3.0%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.8%
Auto Parts & Equipment	0.3%
Banks	11.5%
Beverages	1.0%
Biotechnology	0.3%
Building Materials	0.3%
Chemicals	2.2%
Coal	0.1%
Commercial Services	0.6%
Computers	2.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	11.9%
Electric	5.4%
Electrical Components & Equipment	0.7%
Electronics	0.5%
Engineering & Construction	0.2%
Environmental Control	0.2%
Food	1.1%
Forest Products & Paper	0.8%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare-Products	0.2%
Healthcare-Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	6.2%
Internet	NM
Iron/Steel	0.5%
Leisure Time	0.2%
Lodging	0.3%
Machinery-Construction & Mining	0.9%
Machinery-Diversified	0.5%
Media	4.7%
Mining	1.0%
Miscellaneous Manufacturing	6.6%
Office/Business Equipment	0.3%
Oil & Gas	6.8%
Oil & Gas Services	1.6%
Packaging & Containers	0.1%
Pharmaceuticals	1.8%
Pipelines	0.6%
Real Estate Investment Trust	1.4%
Retail	2.7%
Savings & Loans	0.9%
Semiconductors	2.5%
Software	0.4%
Telecommunications	8.3%
Toys/Games/Hobbies	0.2%
Transportation	2.5%
Other **	0.2%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

4

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $86,860,899)	$94,172,981
Repurchase agreements, at cost	381,000

Total Investment Securities	94,553,981
Cash	71,637
Segregated cash balances with brokers for futures contracts	7,583
Dividends and interest receivable	113,499
Receivable for capital shares issued	12,874,318
Prepaid expenses	1,843

Total Assets	107,622,861

Liabilities:
Payable for investments purchased	13,105,661
Variation margin on futures contracts	275
Advisory fees payable	48,803
Management services fees payable	6,507
Administration fees payable	2,054
Administrative services fees payable	14,174
Distribution fees payable	16,690
Trustee fees payable	8
Transfer agency fees payable	2,094
Fund accounting fees payable	3,119
Compliance services fees payable	765
Other accrued expenses	51,569

Total Liabilities	13,251,719

Net Assets	$94,371,142

Net Assets consist of:
Capital	$88,154,243
Accumulated net investment income (loss)	338,487
Accumulated net realized gains (losses) on investments	(1,435,458)
Net unrealized appreciation (depreciation) on investments	7,313,870

Net Assets	$94,371,142

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,610,704

Net Asset Value (offering and redemption price per share)	$36.15

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$853,957
Interest	5,375

Total Investment Income	859,332

Expenses:
Advisory fees	274,714
Management services fees	54,943
Administration fees	13,039
Transfer agency fees	13,773
Administrative services fees	163,266
Distribution fees	91,571
Custody fees	19,090
Fund accounting fees	22,512
Trustee fees	503
Compliance services fees	1,326
Other fees	23,903

Total Gross Expenses before reductions	678,640
Less Expenses reduced by the Advisor	(5,976)

Total Net Expenses	672,664

Net Investment Income (Loss)	186,668

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	213,581
Net realized gains (losses) on futures contracts	(2,509)
Change in net unrealized appreciation/depreciation on investments	4,000,393

Net Realized and Unrealized Gains (Losses) on Investments	4,211,465

Change in Net Assets Resulting from Operations	$4,398,133

See accompanying notes to the financial statements.

5

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets

	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$186,668	$151,819
Net realized gains (losses) on investments	211,072	(1,538,675)
Change in net unrealized appreciation/depreciation on investments	4,000,393	3,198,933

Change in net assets resulting from operations	4,398,133	1,812,077

Distributions to Shareholders From:
Net investment income	—	(373)
Net realized gains on investments	—	(257,707)

Change in net assets resulting from distributions	—	(258,080)

Capital Transactions:
Proceeds from shares issued	132,641,309	240,936,047
Dividends reinvested	—	258,080
Cost of shares redeemed	(121,790,652)	(168,547,854)

Change in net assets resulting from capital transactions	10,850,657	72,646,273

Change in net assets	15,248,790	74,200,270
Net Assets:
Beginning of period	79,122,352	4,922,082

End of period	$94,371,142	$79,122,352

Accumulated net investment income (loss)	$338,487	$151,819

Share Transactions:
Issued	3,712,115	7,248,098
Reinvested	—	7,620
Redeemed	(3,410,927)	(5,093,212)

Change in shares	301,188	2,162,506

See accompanying notes to the financial statements.

6

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the period
	six months ended		year ended	May 3, 2004 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$34.26		$33.48	$30.00

Investment Activities:
Net investment income (loss) (b)	0.09		0.13	—	(c)
Net realized and unrealized gains (losses) on investments	1.80		0.94	3.48

Total income (loss) from investment activities	1.89		1.07	3.48

Distributions to Shareholders From:
Net investment income	—		— (c)	—
Net realized gain on investments and futures contracts	—		(0.29)	—

Total distributions	—		(0.29)	—

Net Asset Value, End of Period	$36.15		$34.26	$33.48

Total Return	5.52	% (d)	3.21%	11.60	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.85%		2.00%	2.04%
Net expenses (e)	1.84%		1.98%	1.98%
Net investment income (loss) (e)	0.51%		0.40%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$94,371		$79,122	$4,922
Portfolio turnover rate (f)	149	% (d)	499%	1,352	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Large-Cap Growth
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2005

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.05%.

S&P 500/Citigroup Growth - Sector Composition
% of Index

Consumer, Non-cyclical	32.93%
Technology	14.30%
Consumer, Cyclical	11.68%
Energy	11.45%
Financial	10.52%
Communications	9.34%
Industrial	7.87%
Basic Materials	1.12%
Utilities	0.79%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2006
(unaudited)

Common Stocks (99.7)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,246	$342,949
Abbott Laboratories (Pharmaceuticals)	9,264	404,003
ADC Telecommunications, Inc. * (Telecommunications)	386	6,508
Adobe Systems, Inc. * (Software)	5,790	175,784
Aetna, Inc. (Healthcare-Services)	2,316	92,478
Affiliated Computer Services, Inc.—Class A * (Computers)	1,158	59,764
AFLAC, Inc. (Insurance)	3,088	143,129
Agilent Technologies, Inc. * (Electronics)	1,544	48,729
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	386	18,806
Allegheny Technologies, Inc. (Iron/Steel)	386	26,727
Allergan, Inc. (Pharmaceuticals)	1,544	165,609
Alltel Corp. (Telecommunications)	1,544	98,554
Altera Corp.* (Semiconductors)	2,316	40,646
Altria Group, Inc. (Agriculture)	12,352	907,008
Amazon.com, Inc. * (Internet)	3,088	119,444
Ambac Financial Group, Inc. (Insurance)	1,158	93,914
American Express Co. (Diversified Financial Services)	11,966	636,830
American International Group, Inc. (Insurance)	14,668	866,145
American Power Conversion Corp. (Electrical Components & Equipment)	772	15,046
American Standard Cos. (Building Materials)	1,158	50,107
Ameriprise Financial, Inc. (Diversified Financial Services)	1,544	68,970
AmerisourceBergen Corp. (Pharmaceuticals)	1,930	80,906
Amgen, Inc. * (Biotechnology)	11,194	730,184
Anadarko Petroleum Corp. (Oil & Gas)	4,246	202,492
Analog Devices, Inc. (Semiconductors)	2,316	74,436
Anheuser-Busch Cos., Inc. (Beverages)	7,334	334,357
Apache Corp. (Oil & Gas)	3,088	210,756
Apollo Group, Inc.—Class A * (Commercial Services)	1,544	79,778
Apple Computer, Inc. * (Computers)	4,246	242,532
Applera Corp.—Applied Biosystems Group (Electronics)	1,158	37,461
Applied Materials, Inc. (Semiconductors)	7,334	119,398
Autodesk, Inc. * (Software)	2,316	79,809
Automatic Data Processing, Inc. (Software)	3,474	157,546
AutoZone, Inc. * (Retail)	386	34,045
Avon Products, Inc. (Cosmetics/Personal Care)	2,702	83,762
Baker Hughes, Inc. (Oil & Gas Services)	2,316	189,564
Ball Corp. (Packaging & Containers)	1,158	42,892
Bank of America Corp. (Banks)	10,036	482,731
Bard (C.R.), Inc. (Healthcare-Products)	1,158	84,835
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,158	55,225
Bausch & Lomb, Inc. (Healthcare-Products)	386	18,929
Baxter International, Inc. (Healthcare-Products)	4,246	156,083
Becton, Dickinson & Co. (Healthcare-Products)	2,316	141,577
Bed Bath & Beyond, Inc. * (Retail)	2,702	89,625
Best Buy Co., Inc. (Retail)	3,860	211,682
Biogen Idec, Inc. * (Biotechnology)	1,544	71,534
Biomet, Inc. (Healthcare-Products)	2,316	72,468
BJ Services Co. (Oil & Gas Services)	3,088	115,059
Black & Decker Corp. (Hand/Machine Tools)	772	65,203
BMC Software, Inc. * (Software)	772	18,451
Boeing Co. (Aerospace/Defense)	3,088	252,938
Boston Properties, Inc. (REIT)	386	34,894
Boston Scientific Corp. * (Healthcare-Products)	11,580	195,007
Bristol-Myers Squibb Co. (Pharmaceuticals)	8,106	209,621
Broadcom Corp.—Class A * (Semiconductors)	4,246	127,592
Brown-Forman Corp. (Beverages)	386	27,672
CA, Inc. (Software)	1,544	31,729
Campbell Soup Co. (Food)	1,930	71,622
Capital One Financial Corp. (Diversified Financial Services)	3,088	263,870
Cardinal Health, Inc. (Pharmaceuticals)	3,860	248,314
Caremark Rx, Inc. (Pharmaceuticals)	4,246	211,748
Carnival Corp. (Leisure Time)	2,702	112,781
CBS Corp.—Class B (Media)	3,474	93,972
Cendant Corp. (Commercial Services)	9,650	157,198
Centex Corp. (Home Builders)	1,158	58,247
Chesapeake Energy Corp. (Oil & Gas)	3,860	116,765
ChevronTexaco Corp. (Oil & Gas)	12,352	766,565
CIENA Corp. * (Telecommunications)	1,930	9,283
CIGNA Corp. (Insurance)	772	76,050
Cincinnati Financial Corp. (Insurance)	772	36,292
Cintas Corp. (Textiles)	1,158	46,042
Cisco Systems, Inc. * (Telecommunications)	59,058	1,153,402
Citrix Systems, Inc. * (Software)	1,930	77,470
See accompanying notes to the financial statements.

8

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Clear Channel Communications, Inc. (Media)	5,018	$155,307
Clorox Co. (Household Products/Wares)	1,544	94,138
Coach, Inc. * (Apparel)	3,860	115,414
Coca-Cola Co. (Beverages)	10,808	464,960
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,018	300,578
Commerce Bancorp, Inc. (Banks)	1,930	68,843
Compuware Corp. * (Software)	1,158	7,759
Comverse Technology, Inc. * (Telecommunications)	772	15,262
CONSOL Energy, Inc. (Coal)	772	36,068
Convergys Corp. * (Commercial Services)	386	7,527
Corning, Inc. * (Telecommunications)	5,790	140,060
Countrywide Credit Industries, Inc. (Diversified Financial Services)	5,790	220,483
Coventry Health Care, Inc. * (Healthcare-Services)	1,544	84,827
D.R. Horton, Inc. (Home Builders)	2,702	64,363
Danaher Corp. (Miscellaneous Manufacturing)	2,316	148,965
Darden Restaurants, Inc. (Retail)	1,158	45,625
Dean Foods Co. * (Food)	772	28,711
Dell, Inc. * (Computers)	22,002	537,069
Devon Energy Corp. (Oil & Gas)	4,246	256,501
Dollar General Corp. (Retail)	1,930	26,981
Dow Jones & Co., Inc. (Media)	386	13,514
E*TRADE Financial Corp. * (Diversified Financial Services)	2,702	61,660
eBay, Inc. * (Internet)	11,194	327,872
Ecolab, Inc. (Chemicals)	1,930	78,319
Edison International (Electric)	1,544	60,216
Electronic Arts, Inc. * (Software)	3,088	132,908
Eli Lilly & Co. (Pharmaceuticals)	10,808	597,358
EMC Corp. * (Computers)	10,422	114,329
EOG Resources, Inc. (Oil & Gas)	2,316	160,591
Equifax, Inc. (Commercial Services)	1,158	39,766
Exelon Corp. (Electric)	3,860	219,363
Express Scripts, Inc. * (Pharmaceuticals)	1,544	110,767
Exxon Mobil Corp. (Oil & Gas)	37,442	2,297,067
Family Dollar Stores, Inc. (Retail)	772	18,860
Fannie Mae (Diversified Financial Services)	4,632	222,799
Federated Investors, Inc.—Class B (Diversified Financial Services)	772	24,318
FedEx Corp. (Transportation)	1,544	180,432
Fifth Third Bancorp (Banks)	2,702	99,839
First Data Corp. (Software)	7,334	330,323
Fiserv, Inc. * (Software)	1,544	70,036
Fisher Scientific International, Inc. * (Electronics)	1,158	84,592
Forest Laboratories, Inc. * (Pharmaceuticals)	3,088	119,475
Fortune Brands, Inc. (Household Products/Wares)	1,544	109,639
Franklin Resources, Inc. (Diversified Financial Services)	772	67,017
Freddie Mac (Diversified Financial Services)	6,562	374,100
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	772	42,777
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	1,544	45,394
Gannett Co., Inc. (Media)	1,158	64,767
General Dynamics Corp. (Aerospace/Defense)	3,860	252,676
General Electric Co. (Miscellaneous Manufacturing)	48,250	1,590,321
General Mills, Inc. (Food)	3,474	179,466
Genzyme Corp. * (Biotechnology)	1,544	94,261
Gilead Sciences, Inc. * (Pharmaceuticals)	4,246	251,193
Golden West Financial Corp. (Savings & Loans)	2,316	171,847
Google, Inc.—Class A * (Internet)	1,930	809,307
H&R Block, Inc. (Commercial Services)	3,088	73,680
Halliburton Co. (Oil & Gas Services)	1,930	143,225
Harley-Davidson, Inc. (Leisure Time)	2,702	148,313
Harman International Industries, Inc. (Home Furnishings)	772	65,906
Harrah’s Entertainment, Inc. (Lodging)	1,158	82,426
HCA, Inc. (Healthcare-Services)	1,930	83,280
Health Management Associates, Inc.—Class A (Healthcare-Services)	2,316	45,648
Heinz (H.J.) Co. (Food)	1,544	63,644
Hess Corp. (Oil & Gas)	1,544	81,600
Hilton Hotels Corp. (Lodging)	1,544	43,664
Home Depot, Inc. (Retail)	20,072	718,377
Hospira, Inc. * (Pharmaceuticals)	1,544	66,299
Humana, Inc. * (Healthcare-Services)	1,544	82,913
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,930	91,675
IMS Health, Inc. (Software)	1,930	51,821
Intel Corp. (Semiconductors)	29,336	555,916
International Business Machines Corp. (Computers)	15,054	1,156,449
International Flavors & Fragrances, Inc. (Chemicals)	386	13,603
International Game Technology (Entertainment)	3,088	117,159
Interpublic Group of Cos., Inc. * (Advertising)	1,544	12,892
Intuit, Inc. * (Software)	1,544	93,242
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,930	95,535
Jabil Circuit, Inc. (Electronics)	1,544	39,526
Janus Capital Group, Inc. (Diversified Financial Services)	1,930	34,547
JDS Uniphase Corp. * (Telecommunications)	5,790	14,649
Johnson & Johnson (Healthcare-Products)	28,564	1,711,555
Juniper Networks, Inc. * (Telecommunications)	3,088	49,377
KB Home (Home Builders)	386	17,698
Kellogg Co. (Food)	2,316	112,164
Kerr-McGee Corp. (Oil & Gas)	1,158	80,307
Kimberly-Clark Corp. (Household Products/Wares)	2,316	142,897
Kinder Morgan, Inc. (Pipelines)	386	38,558
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,316	39,372
KLA-Tencor Corp. (Semiconductors)	1,158	48,138
Kohls Corp. * (Retail)	3,474	205,383
Kroger Co. (Food)	3,860	84,380
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,158	87,336
Laboratory Corp. of America Holdings * (Healthcare-Services)	1,158	72,062
Legg Mason, Inc. (Diversified Financial Services)	1,158	115,244
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,930	125,740
Lennar Corp.—Class A (Home Builders)	1,158	51,380
Lexmark International, Inc.—Class A * (Computers)	1,158	64,651
Linear Technology Corp. (Semiconductors)	3,088	103,417
Liz Claiborne, Inc. (Apparel)	1,158	42,915
Lowe’s Cos., Inc. (Retail)	7,334	444,954
LSI Logic Corp. * (Semiconductors)	1,158	10,364
Lucent Technologies, Inc. * (Telecommunications)	14,668	35,497
M&T Bank Corp. (Banks)	386	45,517
Manor Care, Inc. (Healthcare-Services)	772	36,222
Marriott International, Inc.—Class A (Lodging)	1,544	58,857
Marsh & McLennan Cos., Inc. (Insurance)	3,088	83,036
Marshall & Ilsley Corp. (Banks)	1,158	52,967
Maxim Integrated Products, Inc. (Semiconductors)	3,088	99,156
MBIA, Inc. (Insurance)	772	45,201
McClatchy Co. (Media)	187	7,502
McCormick & Co., Inc. (Food)	1,158	38,851
McDonald’s Corp. (Retail)	6,562	220,483
McGraw-Hill Cos., Inc. (Media)	1,930	96,944
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,544	88,440
MedImmune, Inc. * (Biotechnology)	2,316	62,764
Medtronic, Inc. (Healthcare-Products)	11,580	543,334

See accompanying notes to the financial statements.

9

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Mellon Financial Corp. (Banks)	1,544	$53,160
Merck & Co., Inc. (Pharmaceuticals)	9,650	351,550
Meredith Corp. (Media)	386	19,122
MGIC Investment Corp. (Insurance)	772	50,180
Microsoft Corp. (Software)	84,534	1,969,642
Millipore Corp. * (Biotechnology)	386	24,314
Molex, Inc. (Electrical Components & Equipment)	386	12,958
Monsanto Co. (Agriculture)	1,158	97,492
Monster Worldwide, Inc. * (Internet)	386	16,467
Moody’s Corp. (Commercial Services)	1,158	63,065
Motorola, Inc. (Telecommunications)	7,334	147,780
Murphy Oil Corp. (Oil & Gas)	772	43,124
Mylan Laboratories, Inc. (Pharmaceuticals)	1,930	38,600
Nabors Industries, Ltd. * (Oil & Gas)	3,088	104,344
National Semiconductor Corp. (Semiconductors)	1,544	36,824
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,158	73,325
NCR Corp. * (Computers)	772	28,286
Network Appliance, Inc. * (Computers)	3,474	122,632
Newmont Mining Corp. (Mining)	3,088	163,447
NIKE, Inc.—Class B (Apparel)	1,930	156,330
Noble Corp. (Oil & Gas)	772	57,452
Northern Trust Corp. (Banks)	772	42,692
Novellus Systems, Inc. * (Semiconductors)	386	9,534
NVIDIA Corp. * (Semiconductors)	3,474	73,961
Occidental Petroleum Corp. (Oil & Gas)	2,702	277,090
Office Depot, Inc. * (Retail)	1,544	58,672
Omnicom Group, Inc. (Advertising)	1,544	137,555
Oracle Corp. * (Software)	37,442	542,535
Pactiv Corp. * (Packaging & Containers)	772	19,107
Pall Corp. (Miscellaneous Manufacturing)	772	21,616
Parametric Technology Corp. * (Software)	386	4,906
Patterson Cos., Inc. * (Healthcare-Products)	1,158	40,449
Paychex, Inc. (Commercial Services)	3,088	120,370
PepsiCo, Inc. (Beverages)	15,826	950,193
Pfizer, Inc. (Pharmaceuticals)	70,638	1,657,875
Pitney Bowes, Inc. (Office/Business Equipment)	1,158	47,825
Plum Creek Timber Co., Inc. (Forest Products & Paper)	772	27,406
PMC-Sierra, Inc. * (Semiconductors)	772	7,257
Praxair, Inc. (Chemicals)	1,544	83,376
Procter & Gamble Co. (Cosmetics/Personal Care)	31,652	1,759,852
Progressive Corp. (Insurance)	7,720	198,481
Prologis (REIT)	772	40,237
Prudential Financial, Inc. (Insurance)	2,702	209,945
Public Storage, Inc. (REIT)	386	29,297
QLogic Corp. * (Semiconductors)	1,544	26,619
Qualcomm, Inc. (Telecommunications)	9,650	386,676
Quest Diagnostics, Inc. (Healthcare-Services)	1,544	92,516
RadioShack Corp. (Retail)	1,158	16,212
Robert Half International, Inc. (Commercial Services)	772	32,424
Rockwell Collins, Inc. (Aerospace/Defense)	1,544	86,263
Rockwell International Corp. (Machinery-Diversified)	772	55,592
Rowan Cos., Inc. (Oil & Gas)	386	13,738
SanDisk Corp. * (Computers)	1,930	98,391
Sara Lee Corp. (Food)	3,860	61,837
Schering-Plough Corp. (Pharmaceuticals)	14,282	271,786
Schlumberger, Ltd. (Oil & Gas Services)	4,632	301,589
Schwab (Diversified Financial Services)	5,018	80,188
Sears Holdings Corp. * (Retail)	772	119,536
Sherwin-Williams Co. (Chemicals)	386	18,327
Sigma-Aldrich Corp. (Chemicals)	772	56,078
Simon Property Group, Inc. (REIT)	772	64,030
SLM Corp. (Diversified Financial Services)	3,860	204,271
Southwest Airlines Co. (Airlines)	3,088	50,551
St. Jude Medical, Inc. * (Healthcare-Products)	3,474	112,627
Staples, Inc. (Retail)	4,246	103,263
Starbucks Corp. * (Retail)	7,334	276,932
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,930	116,457
State Street Corp. (Banks)	1,930	112,114
Stryker Corp. (Healthcare-Products)	2,702	113,781
Symantec Corp. * (Internet)	10,036	155,959
Synovus Financial Corp. (Banks)	1,544	41,348
Sysco Corp. (Food)	5,790	176,942
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,544	58,379
Target Corp. (Retail)	8,492	415,004
Tektronix, Inc. (Electronics)	386	11,356
Texas Instruments, Inc. (Semiconductors)	7,334	222,147
The AES Corp. * (Electric)	3,088	56,974
The E.W. Scripps Co.—Class A (Media)	386	16,652
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	772	29,853
The Gap, Inc. (Retail)	3,088	53,731
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,544	17,138
The Hershey Co. (Food)	1,158	63,771
The New York Times Co.—Class A (Media)	772	18,945
The Pepsi Bottling Group, Inc. (Beverages)	772	24,820
Thermo Electron Corp. * (Electronics)	386	13,989
Tiffany & Co. (Retail)	1,544	50,983
Time Warner, Inc. (Media)	22,388	387,313
TJX Cos., Inc. (Retail)	4,246	97,064
Torchmark Corp. (Insurance)	386	23,438
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,158	93,011
TXU Corp. (Electric)	1,544	92,316
United Parcel Service, Inc.—Class B (Transportation)	6,948	572,029
UnitedHealth Group, Inc. (Healthcare-Services)	13,124	587,694
Univision Communications, Inc.—Class A * (Media)	2,316	77,586
UST, Inc. (Agriculture)	1,544	69,773
Valero Energy Corp. (Oil & Gas)	5,790	385,151
VeriSign, Inc. * (Internet)	2,316	53,662
Viacom, Inc.—Class B * (Media)	1,930	69,171
Vornado Realty Trust (REIT)	772	75,309
Vulcan Materials Co. (Building Materials)	386	30,108
W.W. Grainger, Inc. (Distribution/Wholesale)	386	29,039
Wal-Mart Stores, Inc. (Retail)	24,318	1,171,398
Walgreen Co. (Retail)	9,650	432,706
Waste Management, Inc. (Environmental Control)	2,702	96,948
Waters Corp. * (Electronics)	1,158	51,415
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,158	26,958
Weatherford International, Ltd. * (Oil & Gas Services)	1,930	95,767
Wendy’s International, Inc. (Retail)	1,158	67,500
Whole Foods Market, Inc. (Food)	1,544	99,804
Wrigley (Wm.) Jr. Co. (Food)	2,316	105,054
Wyeth (Pharmaceuticals)	13,124	582,837
Xilinx, Inc. (Semiconductors)	1,930	43,715
XTO Energy, Inc. (Oil & Gas)	3,474	153,794
Yahoo!, Inc. * (Internet)	11,966	394,878
YUM! Brands, Inc. (Retail)	2,702	135,830
Zimmer Holdings, Inc. * (Healthcare-Products)	2,316	131,364
Zions Bancorp (Banks)	386	30,085

TOTAL COMMON STOCKS
(Cost $52,006,565)		54,971,637

See accompanying notes to the financial statements.

10

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	June 30, 2006
(unaudited)

Repurchase Agreements (0.5%)
	Principal
	Amount	Value

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $252,104 (Collateralized by $253,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $257,988)	$252,000	$252,000

TOTAL REPURCHASE AGREEMENTS
(Cost $252,000)		252,000

TOTAL INVESTMENT SECURITIES
(Cost $52,258,565)—100.2%		55,223,637
Net other assets (liabilities)—(0.2)%		(89,882)

NET ASSETS—100.0%		$55,133,755

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $127,950)	2	$1,788

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.6%
Auto Parts & Equipment	NM
Banks	1.9%
Beverages	3.3%
Biotechnology	1.8%
Building Materials	0.1%
Chemicals	0.5%
Coal	0.1%
Commercial Services	1.0%
Computers	4.4%
Cosmetics/Personal Care	4.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.6%
Electric	0.8%
Electrical Components & Equipment	0.1%
Electronics	0.5%
Entertainment	0.2%
Environmental Control	0.2%
Food	2.0%
Forest Products & Paper	NM
Hand/Machine Tools	0.1%
Healthcare-Products	6.0%
Healthcare-Services	2.1%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	3.3%
Internet	3.4%
Iron/Steel	NM
Leisure Time	0.5%
Lodging	0.5%
Machinery-Diversified	0.1%
Media	1.9%
Mining	0.4%
Miscellaneous Manufacturing	4.2%
Office/Business Equipment	0.1%
Oil & Gas	9.6%
Oil & Gas Services	1.7%
Packaging & Containers	0.1%
Pharmaceuticals	10.1%
Pipelines	0.1%
REIT	0.4%
Retail	9.1%
Savings & Loans	0.3%
Semiconductors	3.0%
Software	6.8%
Telecommunications	3.7%
Textiles	0.1%
Transportation	1.4%
Other **	0.3%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

11

PROFUNDS VP
ProFund VP Large-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $52,006,565)	$54,971,637
Repurchase agreements, at cost	252,000

Total Investment Securities	55,223,637
Cash	1,169
Segregated cash balances with brokers for futures contracts	7,583
Dividends and interest receivable	47,193
Receivable for capital shares issued	1,099,005
Prepaid expenses	1,922

Total Assets	56,380,509

Liabilities:
Payable for investments purchased	1,139,355
Variation margin on futures contracts	275
Advisory fees payable	34,095
Management services fees payable	4,546
Administration fees payable	1,440
Administrative services fees payable	8,522
Distribution fees payable	11,554
Trustee fees payable	5
Transfer agency fees payable	1,464
Fund accounting fees payable	2,254
Compliance services fees payable	585
Other accrued expenses	42,659

Total Liabilities	1,246,754

Net Assets	$55,133,755

Net Assets consist of:
Capital	$55,000,552
Accumulated net investment income (loss)	(135,200)
Accumulated net realized gains (losses) on investments	(2,698,457)
Net unrealized appreciation (depreciation on investments)	2,966,860

Net Assets	$55,133,755

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,764,950

Net Asset Value (offering and redemption price per share)	$31.24

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$479,483
Interest	3,894

Total Investment Income	483,377

Expenses:
Advisory fees	248,977
Management services fees	49,796
Administration fees	9,331
Transfer agency fees	13,652
Administrative services fees	151,622
Distribution fees	82,992
Custody fees	19,122
Fund accounting fees	22,963
Trustee fees	518
Compliance services fees	1,163
Other fees	23,212

Total Gross Expenses before reductions	623,348
Less Expenses reduced by the Advisor	(4,771)

Total Net Expenses	618,577

Net Investment Income (Loss)	(135,200)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains (losses) on investment securities	(658,212)
Net realized gains (losses) on futures contracts	(2,509)
Change in net unrealized appreciation/depreciation on investments	(137,772)

Net Realized and Unrealized Gains (Losses) on Investments	(798,493)

Change in Net Assets Resulting from Operations	$(933,693)

See accompanying notes to the financial statements.

12

PROFUNDS VP
ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(135,200)	$(133,075)
Net realized gains (losses) on investments	(660,721)	(1,849,905)
Change in net unrealized appreciation/depreciation on investments	(137,772)	3,026,823

Change in net assets resulting from operations	(933,693)	1,043,843

Distributions to Shareholders From:
Net investment income	—	(913)
Net realized gains on investments	—	(38,649)

Change in net assets resulting from distributions	—	(39,562)

Capital Transactions:
Proceeds from shares issued	84,937,841	264,026,202
Dividends reinvested	—	39,562
Cost of shares redeemed	(112,382,351)	(185,459,140)

Change in net assets resulting from capital transactions	(27,444,510)	78,606,624

Change in net assets	(28,378,203)	79,610,905
Net Assets:
Beginning of period	83,511,958	3,901,053

End of period	$55,133,755	$83,511,958

Accumulated net investment income (loss)	$(135,200)	$—

Share Transactions:
Issued	2,649,678	8,497,533
Reinvested	—	1,249
Redeemed	(3,508,349)	(5,998,579)

Change in shares	(858,671)	2,500,203

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the period
	six months ended		year ended	May 3, 2004 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004
	(unaudited)

Net Asset Value, Beginning of Period	$31.83		$31.61	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.06)		(0.14)	0.04
Net realized and unrealized gains (losses) on investments	(0.53)		0.42	1.57

Total income (loss) from investment activities	(0.59)		0.28	1.61

Distributions to Shareholders From:
Net investment income	—		— (c)	—
Net realized gains on investments	—		(0.06)	—

Total distributions	—		(0.06)	—

Net Asset Value, End of Period	$31.24		$31.83	$31.61

Total Return	(1.85	)% (d)	0.90%	5.37	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.88%		1.94%	3.06%
Net expenses (e)	1.86%		1.94%	1.98%
Net investment income (loss) (e)	(0.41)%		(0.43)%	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$55,134		$83,512	$3,901
Portfolio turnover rate (f)	122	% (d)	635%	1,134	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

14

PROFUNDS VP
ProFund VP Small-Cap Value
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	NM

Total Exposure	99%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/Citigroup Value - Sector Composition
% of Index

Industrials	24.04%
Financial	19.24%
Consumer, Cyclical	15.83%
Consumer, Non-cyclical	12.11%
Utilities	8.28%
Technology	7.22%
Basic Materials	6.34%
Energy	4.01%
Communications	2.93%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2006
(unaudited)

Common Stocks (99.2%)
	Shares	Value

4Kids Entertainment, Inc. * (Media)	948	$15,367
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,896	61,146
AAR Corp. * (Aerospace/Defense)	6,636	147,518
Aaron Rents, Inc. (Commercial Services)	5,056	135,905
ABM Industries, Inc. (Commercial Services)	6,952	118,879
Acadia Realty Trust ( REIT)	5,688	134,521
Actel Corp. * (Semiconductors)	4,740	68,019
Acuity Brands, Inc. (Miscellaneous Manufacturing)	8,216	319,684
Adaptec, Inc. * (Telecommunications)	20,856	90,515
Administaff, Inc. (Commercial Services)	2,528	90,528
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	5,372	71,125
Aeroflex, Inc. * (Telecommunications)	8,532	99,568
Agilysys, Inc. (Computers)	5,688	102,384
Albany International Corp.—Class A (Machinery-Diversified)	3,476	147,348
Aleris International, Inc. * (Environmental Control)	5,688	260,795
ALLETE, Inc. (Electric)	5,688	269,326
Alliance One International, Inc. (Agriculture)	16,116	71,555
Alpharma, Inc. (Pharmaceuticals)	5,372	129,143
Altiris, Inc. * (Software)	1,580	28,503
AMCOL International Corp. (Mining)	1,896	49,960
American Italian Pasta Co. * (Food)	3,476	29,755
American States Water Co. (Water)	3,160	112,654
Analogic Corp. (Electronics)	1,264	58,915
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,896	57,202
Angelica Corp. (Textiles)	1,580	27,713
Anixter International, Inc. (Telecommunications)	6,004	284,951
Apogee Enterprises, Inc. (Building Materials)	5,056	74,323
Applied Industrial Technologies, Inc. (Machinery-Diversified)	6,636	161,321
Applied Signal Technology, Inc. (Telecommunications)	2,212	37,692
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,792	188,121
Arch Chemicals, Inc. (Chemicals)	4,424	159,486
Arctic Cat, Inc. (Leisure Time)	1,264	24,661
Arkansas Best Corp. (Transportation)	4,740	237,995
Armor Holdings, Inc. * (Aerospace/Defense)	2,844	155,937
ArQule, Inc. * (Biotechnology)	3,476	19,605
Ashworth, Inc. * (Apparel)	2,528	22,752
Astec Industries, Inc. * (Machinery-Construction & Mining)	3,476	118,601
ATMI, Inc. * (Semiconductors)	4,424	108,919
Atmos Energy Corp. (Gas)	14,852	414,519
Atwood Oceanics, Inc. * (Oil & Gas)	2,528	125,389
Audiovox Corp.—Class A * (Telecommunications)	3,476	47,482
Avid Technology, Inc. * (Software)	5,056	168,516
Avista Corp. (Electric)	8,848	202,000
Axcelis Technologies, Inc. * (Semiconductors)	18,644	110,000
Aztar Corp. * (Lodging)	2,844	147,774
Baldor Electric Co. (Hand/Machine Tools)	5,056	158,202
Bally Total Fitness Holding Corp. * (Leisure Time)	6,320	42,850
Bank Mutual Corp. (Banks)	7,584	92,676
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	4,108	60,963
BankUnited Financial Corp.—Class A (Savings & Loans)	3,476	106,088
Barnes Group, Inc. (Miscellaneous Manufacturing)	6,636	132,388
Bassett Furniture Industries, Inc. (Home Furnishings)	2,212	40,944
Bel Fuse, Inc.—Class B (Electronics)	1,264	41,472
Belden, Inc. (Electrical Components & Equipment)	7,900	261,095
Bell Microproducts, Inc. * (Distribution/Wholesale)	5,688	30,829
Benchmark Electronics, Inc. * (Electronics)	11,692	282,010
Black Box Corp. (Telecommunications)	1,896	72,674
Blue Coat Systems, Inc. * (Internet)	1,264	21,311
Boston Private Financial Holdings, Inc. (Banks)	2,844	79,348
Bowne & Co., Inc. (Commercial Services)	5,688	81,338
Brady Corp.—Class A (Electronics)	5,372	197,904
Briggs & Stratton Corp. (Machinery-Diversified)	9,480	294,922
Brightpoint, Inc. * (Distribution/Wholesale)	9,164	123,989
Bristow Group, Inc. * (Transportation)	2,528	91,008
Brookline Bancorp, Inc. (Savings & Loans)	11,376	156,648
Brooks Automation, Inc. * (Semiconductors)	13,588	160,338
Brown Shoe Co., Inc. (Retail)	5,372	183,078
Brush Engineered Materials, Inc. * (Mining)	3,476	72,475
Buckeye Technologies, Inc. * (Forest Products & Paper)	6,004	45,871
Building Materials Holding Corp. (Distribution/Wholesale)	2,844	79,262
C&D Technologies, Inc. (Electrical Components & Equipment)	4,740	35,645
C-COR.net Corp. * (Telecommunications)	8,848	68,307
Cambrex Corp. (Biotechnology)	5,056	105,316

See accompanying notes to the financial statements.

15

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Captaris, Inc. * (Software)	5,056	$23,510
Caraustar Industries, Inc. * (Forest Products & Paper)	5,372	48,348
Carpenter Technology Corp. (Iron/Steel)	4,108	474,475
Carreker Corp. * (Computers)	2,212	15,816
Cascade Natural Gas Corp. (Gas)	2,212	46,651
Casey’s General Stores, Inc. (Retail)	9,164	229,192
Cash America International, Inc. (Retail)	3,476	111,232
Catapult Communications Corp. * (Computers)	632	6,889
CDI Corp. (Commercial Services)	2,212	64,148
Central Pacific Financial Corp. (Banks)	2,844	110,063
Central Parking Corp. (Commercial Services)	3,160	50,560
Central Vermont Public Service Corp. (Electric)	1,896	35,038
Century Aluminum Co. * (Mining)	4,108	146,614
CH Energy Group, Inc. (Electric)	2,528	121,344
Champion Enterprises, Inc. * (Home Builders)	9,480	104,659
Chaparral Steel Co. * (Iron/Steel)	4,108	295,858
Checkpoint Systems, Inc. * (Electronics)	4,108	91,239
Chemed Corp. (Commercial Services)	4,740	258,473
Chesapeake Corp. (Packaging & Containers)	3,792	62,227
Chittenden Corp. (Banks)	8,532	220,552
Ciber, Inc. * (Computers)	10,112	66,638
Clarcor, Inc. (Miscellaneous Manufacturing)	5,372	160,032
CLECO Corp. (Electric)	9,164	213,063
Cleveland-Cliffs, Inc. (Iron/Steel)	1,896	150,334
Coachmen Industries, Inc. (Home Builders)	2,528	30,184
Cognex Corp. (Machinery-Diversified)	5,056	131,608
Coherent, Inc. * (Electronics)	5,688	191,856
Cohu, Inc. (Semiconductors)	2,844	49,912
Colonial Properties Trust ( REIT)	8,532	421,481
Commercial Net Lease Realty ( REIT)	10,744	214,343
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,580	52,393
Community Bank System, Inc. (Banks)	5,372	108,353
CONMED Corp. * (Healthcare-Products)	3,160	65,412
Consolidated Graphics, Inc. * (Commercial Services)	2,212	115,157
Corn Products International, Inc. (Food)	13,588	415,793
Cost Plus, Inc. * (Retail)	2,212	32,428
CPI Corp. (Commercial Services)	948	29,104
Cross Country Healthcare, Inc. * (Commercial Services)	1,264	22,992
CryoLife, Inc. * (Biotechnology)	2,528	13,651
CTS Corp. (Electronics)	6,636	98,810
Cubic Corp. (Electronics)	2,844	55,771
Cyberonics, Inc. * (Healthcare-Products)	1,580	33,686
Cymer, Inc. * (Electronics)	3,476	161,495
Datascope Corp. (Healthcare-Products)	2,212	68,218
Deckers Outdoor Corp. * (Apparel)	1,264	48,740
Delphi Financial Group, Inc.—Class A (Insurance)	7,900	287,245
Deltic Timber Corp. (Forest Products & Paper)	1,580	89,065
Digi International, Inc. * (Software)	3,792	47,514
Dime Community Bancshares, Inc. (Savings & Loans)	2,528	34,305
Diodes, Inc. * (Semiconductors)	632	26,190
Ditech Networks, Inc. * (Telecommunications)	6,004	52,355
DJ Orthopedics, Inc. * (Healthcare-Products)	2,528	93,106
Downey Financial Corp. (Savings & Loans)	1,896	128,644
Dress Barn, Inc. * (Retail)	3,792	96,127
Drew Industries, Inc. * (Building Materials)	2,212	71,669
Drill-Quip, Inc. * (Oil & Gas Services)	632	52,102
DSP Group, Inc. * (Semiconductors)	2,212	54,968
EastGroup Properties, Inc. ( REIT)	4,108	191,761
EDO Corp. (Aerospace/Defense)	1,264	30,766
EGL, Inc. * (Transportation)	6,320	317,264
El Paso Electric Co. * (Electric)	8,848	178,376
Electro Scientific Industries, Inc. * (Electronics)	5,372	96,642
ElkCorp (Building Materials)	1,580	43,877
EMCOR Group, Inc. * (Engineering & Construction)	5,688	276,835
Energen Corp. (Gas)	13,588	521,916
Entertainment Properties Trust ( REIT)	4,740	204,057
Enzo Biochem, Inc. * (Biotechnology)	2,212	33,357
Epicor Software Corp. * (Software)	6,320	66,550
ESS Technology, Inc. * (Semiconductors)	6,320	13,651
Essex Property Trust, Inc. ( REIT)	2,528	282,276
Esterline Technologies Corp. * (Aerospace/Defense)	4,740	197,136
Ethan Allen Interiors, Inc. (Home Furnishings)	3,476	127,048
Exar Corp. * (Semiconductors)	6,636	88,060
FEI Co. * (Electronics)	2,212	50,168
Fidelity Bankshares, Inc. (Savings & Loans)	1,580	50,276
Filenet Corp. * (Software)	4,108	110,628
Financial Federal Corp. (Diversified Financial Services)	1,896	52,728
First BanCorp. (Banks)	14,852	138,124
First Commonwealth Financial Corp. (Banks)	12,956	164,541
First Indiana Corp. (Banks)	1,580	41,127
First Midwest Bancorp, Inc. (Banks)	5,372	199,194
First Republic Bank (Banks)	2,212	101,310
FirstFed Financial Corp. * (Savings & Loans)	1,264	72,895
Fleetwood Enterprises, Inc. * (Home Builders)	11,692	88,158
Flowers Foods, Inc. (Food)	9,796	280,557
Franklin Bank Corp. Houston * (Savings & Loans)	3,160	63,800
Fred’s, Inc. (Retail)	7,268	97,028
Frontier Airlines Holdings, Inc. * (Airlines)	6,636	47,846
Fuller (H.B.) Co. (Chemicals)	5,372	234,059
G & K Services, Inc. (Textiles)	2,212	75,872
Gardner Denver, Inc. * (Machinery-Diversified)	5,688	218,988
General Communication, Inc.—Class A * (Telecommunications)	2,844	35,038
Genesis Healthcare Corp. * (Healthcare-Services)	3,476	164,658
Gentiva Health Services, Inc. * (Healthcare-Services)	5,056	81,048
Georgia Gulf Corp. (Chemicals)	6,320	158,126
Gerber Scientific, Inc. * (Machinery-Diversified)	4,108	53,445
Gevity HR, Inc. (Commercial Services)	3,792	100,678
Glacier Bancorp, Inc. (Banks)	2,844	83,244
Glenborough Realty Trust, Inc. ( REIT)	6,004	129,326
Global Imaging Systems, Inc. * (Office/Business Equipment)	1,580	65,222
Green Mountain Power Corp. (Electric)	948	32,223
Griffon Corp. * (Miscellaneous Manufacturing)	4,740	123,714
Group 1 Automotive, Inc. (Retail)	4,108	231,444
Gymboree Corp. * (Apparel)	3,792	131,810
Haemonetics Corp. * (Healthcare-Products)	1,896	88,183
Hain Celestial Group, Inc. * (Food)	6,952	179,084
Hancock Fabrics, Inc. (Retail)	3,476	11,610
Hanmi Financial Corp. (Banks)	2,528	49,144
Harbor Florida Bancshares, Inc. (Savings & Loans)	1,264	46,945
Harland (John H.) Co. (Household Products/Wares)	1,580	68,731
Harmonic, Inc. * (Telecommunications)	9,480	42,470
Haverty Furniture Cos., Inc. (Retail)	4,108	64,455
Healthcare Services Group, Inc. (Commercial Services)	2,844	59,582
Heidrick & Struggles International, Inc. * (Commercial Services)	2,212	74,854
Hologic, Inc. * (Healthcare-Products)	4,424	218,369
Hooper Holmes, Inc. (Commercial Services)	12,008	36,624
Hub Group, Inc. * (Transportation)	7,584	186,036
Hutchinson Technology, Inc. * (Computers)	4,740	102,526
Hyperion Solutions Corp. * (Software)	5,056	139,546
IDEX Corp. (Machinery-Diversified)	5,372	253,558
IHOP Corp. (Retail)	1,896	91,160
Independent Bank Corp.—Michigan (Banks)	1,580	41,554
Infinity Property & Casualty Corp. (Insurance)	3,792	155,472

See accompanying notes to the financial statements.

16

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Infospace, Inc. * (Internet)	2,528	$57,310
Input/Output, Inc. * (Oil & Gas Services)	12,956	122,434
Insight Enterprises, Inc. * (Retail)	8,848	168,554
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	2,844	65,099
Inter-Tel, Inc. (Software)	1,896	39,930
Interface, Inc.—Class A * (Office Furnishings)	9,164	104,928
Intermagnetics General Corp. * (Electrical Components & Equipment)	2,844	76,731
Invacare Corp. (Healthcare-Products)	3,160	78,621
inVentiv Health, Inc. * (Advertising)	3,476	100,039
Irwin Financial Corp. (Banks)	1,896	36,763
Itron, Inc. * (Electronics)	2,212	131,083
J & J Snack Foods Corp. (Food)	1,264	41,800
Jack in the Box, Inc. * (Retail)	2,528	99,098
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	5,056	101,574
JDA Software Group, Inc. * (Software)	3,160	44,335
JLG Industries, Inc. (Machinery-Construction & Mining)	10,744	241,740
Jo-Ann Stores, Inc. * (Retail)	4,424	64,812
Jos. A. Bank Clothiers, Inc. * (Retail)	632	15,143
K2, Inc. * (Leisure Time)	8,532	93,339
Kaman Corp.—Class A (Aerospace/Defense)	4,424	80,517
Kansas City Southern Industries, Inc. * (Transportation)	13,904	385,141
Kaydon Corp. (Metal Fabricate/Hardware)	5,056	188,639
Keane, Inc. * (Software)	8,216	102,700
Keithley Instruments, Inc. (Electronics)	2,528	32,181
Kellwood Co. (Apparel)	4,740	138,739
Kendle International, Inc. * (Commercial Services)	1,264	46,427
Kilroy Realty Corp. ( REIT)	3,792	273,972
Kirby Corp. * (Transportation)	3,792	149,784
Kopin Corp. * (Semiconductors)	6,320	22,815
Kulicke & Soffa Industries, Inc. * (Semiconductors)	10,428	77,271
La-Z-Boy, Inc. (Home Furnishings)	9,480	132,720
Labor Ready, Inc. * (Commercial Services)	5,056	114,518
LaBranche & Co., Inc. * (Diversified Financial Services)	11,060	133,937
Laclede Group, Inc. (Gas)	3,792	130,293
Lance, Inc. (Food)	5,688	130,938
LandAmerica Financial Group, Inc. (Insurance)	3,160	204,136
Landry’s Restaurants, Inc. (Retail)	1,580	51,271
Laserscope * (Healthcare-Products)	1,896	58,416
Lawson Products, Inc. (Metal Fabricate/Hardware)	948	37,370
LCA-Vision, Inc. (Healthcare-Products)	1,896	100,317
Lennox International, Inc. (Building Materials)	10,428	276,133
Lenox Group, Inc. * (Toys/Games/Hobbies)	2,528	17,924
Lexington Corporate Properties Trust ( REIT)	9,796	211,594
Libbey, Inc. (Housewares)	2,528	18,581
Lindsay Manufacturing Co. (Machinery-Diversified)	948	25,710
Littelfuse, Inc. * (Electrical Components & Equipment)	2,528	86,913
Live Nation, Inc. * (Commercial Services)	8,532	173,712
LKQ Corp. * (Distribution/Wholesale)	2,212	42,028
Lone Star Steakhouse & Saloon, Inc. (Retail)	3,476	91,175
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,160	170,703
Longs Drug Stores Corp. (Retail)	5,056	230,655
LTC Properties, Inc. ( REIT)	2,844	63,563
Lufkin Industries, Inc. (Oil & Gas Services)	2,844	169,019
Lydall, Inc. * (Miscellaneous Manufacturing)	2,844	26,222
M/I Schottenstein Homes, Inc. (Home Builders)	948	33,256
Macdermid, Inc. (Chemicals)	2,528	72,806
MAF Bancorp, Inc. (Savings & Loans)	3,160	135,374
MagneTek, Inc. * (Electrical Components & Equipment)	5,372	14,504
Manitowoc Co. (Machinery-Diversified)	5,372	239,054
MapInfo Corp. * (Software)	3,792	49,486
Marcus Corp. (Lodging)	4,108	85,775
MarineMax, Inc. * (Retail)	1,580	41,443
Massey Energy Co. (Coal)	9,480	341,280
Material Sciences Corp. * (Iron/Steel)	2,212	19,974
Matria Healthcare, Inc. * (Healthcare-Services)	2,212	47,381
Maverick Tube Corp. * (Oil & Gas Services)	3,160	199,680
Maximus, Inc. (Commercial Services)	1,264	29,262
Mesa Air Group, Inc. * (Airlines)	3,160	31,126
Methode Electronics, Inc.—Class A (Electronics)	6,952	73,066
MGI Pharma, Inc. * (Pharmaceuticals)	7,584	163,056
Micros Systems, Inc. * (Computers)	3,160	138,029
Microsemi Corp. * (Semiconductors)	6,636	161,786
Midas, Inc. * (Commercial Services)	1,580	29,072
Mobile Mini, Inc. * (Storage/Warehousing)	2,212	64,723
Monaco Coach Corp. (Home Builders)	5,056	64,211
Moog, Inc.—Class A * (Aerospace/Defense)	3,476	118,949
MRO Software, Inc. * (Software)	2,528	50,737
MTS Systems Corp. (Computers)	1,896	74,911
Mueller Industries, Inc. (Metal Fabricate/Hardware)	6,636	219,187
Myers Industries, Inc. (Miscellaneous Manufacturing)	5,688	97,777
Napster, Inc. * (Software)	5,688	17,519
Nash Finch Co. (Food)	2,528	53,821
National Presto Industries, Inc. (Housewares)	948	49,561
NCI Building Systems, Inc. * (Building Materials)	3,792	201,621
NCO Group, Inc. * (Commercial Services)	6,004	158,746
Neenah Paper, Inc. (Forest Products & Paper)	2,844	86,600
NETGEAR, Inc. * (Telecommunications)	2,212	47,890
Network Equipment Technologies, Inc. * (Telecommunications)	4,424	13,891
New Century Financial Corp. ( REIT)	4,424	202,398
New Jersey Resources Corp. (Gas)	2,528	118,260
Northwest Natural Gas Co. (Gas)	5,056	187,224
Novatel Wireless, Inc. * (Telecommunications)	3,160	32,801
NS Group, Inc. * (Metal Fabricate/Hardware)	2,844	156,648
O’Charley’s, Inc. * (Retail)	4,108	69,836
Oceaneering International, Inc. * (Oil & Gas Services)	3,792	173,863
Old Dominion Freight Line, Inc. * (Transportation)	2,844	106,906
OM Group, Inc. * (Chemicals)	2,844	87,737
Omnova Solutions, Inc. * (Chemicals)	7,584	43,077
On Assignment, Inc. * (Commercial Services)	3,160	29,040
Open Solutions, Inc. * (Software)	1,264	33,635
Osteotech, Inc. * (Healthcare-Products)	3,160	12,766
Owens & Minor, Inc. (Distribution/Wholesale)	7,268	207,865
Oxford Industries, Inc. (Apparel)	2,528	99,628
PAREXEL International Corp. * (Commercial Services)	3,476	100,283
Park Electrochemical Corp. (Electronics)	3,792	97,644
Parkway Properties, Inc. ( REIT)	2,528	115,024
Paxar Corp. * (Electronics)	4,424	91,002
PC-Tel, Inc. * (Internet)	4,108	35,082
Penford Corp. (Chemicals)	1,580	26,702
Pep Boys-Manny, Moe & Jack (Retail)	10,112	118,614
Performance Food Group Co. * (Food)	6,320	192,002
Pericom Semiconductor Corp. * (Semiconductors)	4,740	39,342
Phillips-Van Heusen Corp. (Apparel)	5,372	204,995
Phoenix Technologies, Ltd. * (Software)	4,740	22,799
Photon Dynamics, Inc. * (Electronics)	1,896	23,738
Photronics, Inc. * (Semiconductors)	7,584	112,243
Piedmont Natural Gas Co., Inc. (Gas)	13,904	337,867
Pinnacle Entertainment, Inc. * (Entertainment)	8,848	271,191
Piper Jaffray * (Diversified Financial Services)	3,792	232,108
Planar Systems, Inc. * (Electronics)	2,844	34,242
Playtex Products, Inc. * (Household Products/Wares)	6,636	69,214
PolyOne Corp. * (Chemicals)	17,064	149,822
Pope & Talbot, Inc. (Forest Products & Paper)	2,844	17,718
Power Integrations, Inc. * (Semiconductors)	2,528	44,189
Presidential Life Corp. (Insurance)	3,792	93,207
ProAssurance Corp. * (Insurance)	2,528	121,799

See accompanying notes to the financial statements.

17

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Progress Software Corp. * (Software)	3,160	$73,976
Prosperity Bancshares, Inc. (Banks)	1,264	41,573
Provident Bankshares Corp. (Banks)	6,004	218,486
Quaker Chemical Corp. (Chemicals)	1,896	35,455
Quanex Corp. (Metal Fabricate/Hardware)	6,952	299,423
Quiksilver, Inc. * (Apparel)	8,848	107,769
Radiant Systems, Inc. * (Computers)	2,844	30,061
Radio One, Inc.—Class D * (Media)	6,004	44,430
RadiSys Corp. * (Computers)	3,792	83,272
Ralcorp Holdings, Inc. * (Food)	1,580	67,197
RARE Hospitality International, Inc. * (Retail)	2,212	63,617
RC2 Corp. * (Toys/Games/Hobbies)	948	36,650
Red Robin Gourmet Burgers, Inc. * (Retail)	1,580	67,245
Regal-Beloit Corp. (Hand/Machine Tools)	5,688	251,125
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	8,216	105,329
RehabCare Group, Inc. * (Healthcare-Services)	1,580	27,460
Republic Bancorp, Inc. (Banks)	13,588	168,355
Rewards Network, Inc. * (Commercial Services)	1,896	15,490
RLI Corp. (Insurance)	1,580	76,124
Robbins & Myers, Inc. (Machinery-Diversified)	2,212	57,822
Rock-Tenn Co. (Forest Products & Paper)	5,688	90,723
Rogers Corp. * (Electronics)	1,896	106,821
RTI International Metals, Inc. * (Mining)	2,528	141,163
Rudolph Technologies, Inc. * (Semiconductors)	2,844	41,238
Russ Berrie & Co., Inc. * (Household Products/Wares)	2,212	27,119
Russell Corp. (Apparel)	6,004	109,033
Ryan’s Restaurant Group, Inc. * (Retail)	7,584	90,325
Ryerson Tull, Inc. (Iron/Steel)	4,740	127,980
Safety Insurance Group, Inc. (Insurance)	2,528	120,206
Sanderson Farms, Inc. (Food)	1,264	35,379
Savient Pharmaceuticals, Inc. * (Biotechnology)	6,952	36,498
School Specialty, Inc. * (Retail)	2,528	80,517
Schulman (A.), Inc. (Chemicals)	5,372	122,965
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,844	61,573
SCPIE Holdings, Inc. * (Insurance)	1,896	44,082
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,212	181,605
Secure Computing Corp. * (Internet)	6,320	54,352
Selective Insurance Group, Inc. (Insurance)	5,056	282,479
Shaw Group, Inc. * (Engineering & Construction)	6,320	175,696
Shurgard Storage Centers, Inc.—Class A ( REIT)	8,532	533,251
Skechers U.S.A., Inc.—Class A * (Apparel)	1,264	30,475
Skyline Corp. (Home Builders)	1,264	54,074
SkyWest, Inc. (Airlines)	4,740	117,552
Skyworks Solutions, Inc. * (Semiconductors)	29,388	161,928
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	3,792	175,797
Sonic Automotive, Inc. (Retail)	5,688	126,160
South Financial Group, Inc. (Banks)	13,904	367,205
South Jersey Industries, Inc. (Gas)	5,372	147,139
Southern Union Co. (Gas)	7,900	213,774
Southwest Gas Corp. (Gas)	7,268	227,779
Sovran Self Storage, Inc. ( REIT)	3,160	160,496
Spectrum Brands, Inc. * (Household Products/Wares)	4,108	53,075
Spherion Corp. * (Commercial Services)	10,428	95,103
SPSS, Inc. * (Software)	2,212	71,094
Stage Stores, Inc. (Retail)	4,740	156,420
Stamps.com, Inc. * (Internet)	948	26,373
Standard Microsystems Corp. * (Semiconductors)	2,212	48,288
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,212	18,448
Standard Pacific Corp. (Home Builders)	12,324	316,727
Standard Register Co. (Household Products/Wares)	2,212	26,212
Standex International Corp. (Miscellaneous Manufacturing)	1,896	57,544
StarTek, Inc. (Commercial Services)	2,212	33,069
Steel Technologies, Inc. (Iron/Steel)	1,896	36,858
Stein Mart, Inc. (Retail)	2,528	37,414
Sterling Bancorp (Banks)	2,212	43,134
Sterling Bancshares, Inc. (Banks)	4,108	77,025
Sterling Financial Corp.—Spokane (Savings & Loans)	6,320	192,822
Stewart Information Services Corp. (Insurance)	3,476	126,214
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	4,108	25,675
Superior Industries International, Inc. (Auto Parts & Equipment)	4,108	75,135
Supertex, Inc. * (Semiconductors)	1,264	50,484
Susquehanna Bancshares, Inc. (Banks)	9,480	226,572
SWS Group, Inc. (Diversified Financial Services)	2,844	68,597
Symmetricom, Inc. * (Telecommunications)	8,532	60,321
Technitrol, Inc. (Electronics)	7,584	175,570
Teledyne Technologies, Inc. * (Aerospace/Defense)	2,528	82,817
Tetra Tech, Inc. * (Environmental Control)	5,372	95,299
TETRA Technologies, Inc. * (Oil & Gas Services)	6,952	210,576
Texas Industries, Inc. (Building Materials)	4,424	234,914
The Cato Corp.—Class A (Retail)	5,688	147,035
The Finish Line, Inc.—Class A (Retail)	3,792	44,859
The Great Atlantic & Pacific Tea Co., Inc. (Food)	3,476	78,975
The Men’s Wearhouse, Inc. (Retail)	5,688	172,346
The Steak n Shake Co. * (Retail)	2,212	33,490
The Stride Rite Corp. (Apparel)	6,636	87,529
Theragenics Corp. * (Pharmaceuticals)	6,004	20,474
THQ, Inc. * (Software)	11,692	252,547
Tollgrade Communications, Inc. * (Telecommunications)	2,528	24,522
Toro Co. (Housewares)	2,528	118,058
TradeStation Group, Inc. * (Diversified Financial Services)	2,212	28,026
Tredegar Corp. (Miscellaneous Manufacturing)	5,056	79,986
TreeHouse Foods, Inc. * (Food)	2,528	60,394
Triarc Cos., Inc. (Retail)	4,424	69,147
Trimble Navigation, Ltd. * (Electronics)	3,792	169,275
Triumph Group, Inc. * (Aerospace/Defense)	2,844	136,512
Tronox, Inc.—Class B (Chemicals)	7,584	99,881
TrustCo Bank Corp. NY (Banks)	13,904	153,222
Tuesday Morning Corp. (Retail)	2,212	29,088
UGI Corp. (Gas)	19,276	474,575
UIL Holdings Corp. (Electric)	2,528	142,301
Ultratech Stepper, Inc. * (Semiconductors)	2,844	44,765
Umpqua Holdings Corp. (Banks)	4,424	113,476
Unisource Energy Corp. (Electric)	6,320	196,868
United Bankshares, Inc. (Banks)	6,636	243,077
United Fire & Casualty Co. (Insurance)	2,212	66,648
United Natural Foods, Inc. * (Food)	2,844	93,909
United Online, Inc. (Internet)	6,636	79,632
United Stationers, Inc. * (Distribution/Wholesale)	5,688	280,532
Universal Forest Products, Inc. (Building Materials)	1,580	99,113
Universal Technical Institute, Inc. * (Commercial Services)	2,212	48,708
URS Corp. * (Engineering & Construction)	4,424	185,808
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,896	88,145
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	5,056	164,877
Veeco Instruments, Inc. * (Semiconductors)	3,476	82,868
Veritas DGC, Inc. * (Oil & Gas Services)	6,636	342,286
Viad Corp. (Commercial Services)	4,108	128,580
ViaSat, Inc. * (Telecommunications)	1,580	40,574
Viasys Healthcare, Inc. * (Healthcare-Products)	3,792	97,075
Vicor Corp. (Electrical Components & Equipment)	2,212	36,653
Vital Signs, Inc. (Healthcare-Products)	632	31,303
Volt Information Sciences, Inc. * (Commercial Services)	1,580	73,628
Wabash National Corp. (Auto Manufacturers)	5,688	87,368

See accompanying notes to the financial statements.

18

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Watsco, Inc. (Distribution/Wholesale)	2,528	$151,225
Watson WyattWorldwide, Inc.—Class A (Commercial Services)	2,528	88,834
Watts Industries, Inc.—Class A (Electronics)	4,740	159,027
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	9,480	118,025
WD-40 Co. (Household Products/Wares)	1,264	42,432
Wellman, Inc. (Chemicals)	3,160	12,766
Whitney Holding Corp. (Banks)	12,008	424,722
WMS Industries, Inc. * (Leisure Time)	2,528	69,242
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	2,844	10,437
Wolverine World Wide, Inc. (Apparel)	5,372	125,329
Woodward Governor Co. (Electronics)	3,476	106,053
X-Rite, Inc. (Electronics)	2,212	24,310
Zale Corp. * (Retail)	8,848	213,148
Zenith National Insurance Corp. (Insurance)	2,844	112,821

TOTAL COMMON STOCKS
(Cost $38,396,911)		51,947,366

Repurchase Agreements (0.8%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $407,167 (Collateralized by $408,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $416,044)	$407,000	407,000

TOTAL REPURCHASE AGREEMENTS
(Cost $407,000)		407,000

TOTAL INVESTMENT SECURITIES
(Cost $38,803,911)—100.0%		52,354,366
Net other assets (liabilities)—( NM)		14,992

NET ASSETS—100.0%		$52,369,358

*	Non-income producing security
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $144,920)	2	$3,983

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.2%
Aerospace/Defense	1.8%
Agriculture	0.1%
Airlines	0.4%
Apparel	2.1%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.2%
Banks	6.9%
Biotechnology	0.6%
Building Materials	1.9%
Chemicals	2.3%
Coal	0.7%
Commercial Services	4.6%
Computers	1.2%
Distribution/Wholesale	1.7%
Diversified Financial Services	1.0%
Electric	2.7%
Electrical Components & Equipment	1.1%
Electronics	4.9%
Engineering & Construction	1.3%
Entertainment	0.5%
Environmental Control	0.7%
Food	3.2%
Forest Products & Paper	1.1%
Gas	5.4%
Hand/Machine Tools	0.8%
Healthcare-Products	1.8%
Healthcare-Services	0.6%
Home Builders	1.3%
Home Furnishings	0.6%
Household Products/Wares	0.5%
Housewares	0.4%
Insurance	3.2%
Internet	0.5%
Iron/Steel	2.1%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	3.0%
Media	0.1%
Metal Fabricate/Hardware	2.0%
Mining	0.8%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	0.2%
Oil & Gas Services	3.1%
Packaging & Containers	0.1%
Pharmaceuticals	0.6%
Real Estate Investment Trust	6.0%
Retail	6.6%
Saving & Loans	2.1%
Semiconductors	3.3%
Software	2.6%
Storage/Warehousing	0.1%
Telecommunications	2.1%
Textiles	0.2%
Toys/Games/Hobbies	0.3%
Transportation	2.8%
Water	0.2%
Other **	0.8%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

19

PROFUNDS VP
ProFund VP Small-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $38,396,911)	$51,947,366
Repurchase agreements, at cost	407,000

Total Investments	52,354,366
Segregated cash balances with brokers for futures contracts	8,795
Dividends and interest receivable	59,601
Receivable for investments sold	10,519,542
Receivable for capital shares issued	2,021
Variation margin on futures contracts	820
Prepaid expenses	1,127

Total Assets	62,946,272

Liabilities:
Cash overdraft	985
Payable for investments purchased	44,769
Payable for capital shares redeemed	10,426,333
Advisory fees payable	31,178
Management services fees payable	4,157
Administration fees payable	1,328
Administrative services fees payable	4,352
Distribution fees payable	11,733
Trustee fees payable	5
Transfer agency fees payable	1,343
Fund accounting fees payable	2,138
Compliance services fees payable	649
Other accrued expenses	47,944

Total Liabilities	10,576,914

Net Assets	$52,369,358

Net Assets consist of:
Capital	$39,440,061
Accumulated net investment income (loss)	(60,470)
Accumulated net realized gains (losses) on investments	(564,671)
Net unrealized appreciation (depreciation) on investments	13,554,438

Net Assets	$52,369,358

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,466,395

Net Asset Value (offering and redemption price Per share)	$35.71

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$669,666
Interest	5,336

Total Investment Income	675,002

Expenses:
Advisory fees	295,491
Management services fees	59,098
Administration fees	10,422
Transfer agency fees	13,215
Administrative services fees	185,803
Distribution fees	98,497
Custody fees	39,130
Fund accounting fees	22,530
Trustee fees	545
Compliance services fees	1,095
Other fees	15,071

Total Gross Expenses before reductions	740,897
Less Expenses reduced by the Advisor	(5,425)

Total Net Expenses	735,472

Net Investment Income (Loss)	(60,470)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,904,719
Net realized gains (losses) on futures contracts	662
Change in net unrealized appreciation/depreciation on investments	2,660,302

Net Realized and Unrealized Gains (Losses) on Investments	5,565,683

Change in Net Assets Resulting from Operations	$5,505,213

See accompanying notes to the financial statements.

20

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(60,470)	$(550,972)
Net realized gains (losses) on investments	2,905,381	12,756,315
Change in net unrealized appreciation/depreciation on investments	2,660,302	(13,223,946)

Change in net assets resulting from operations	5,505,213	(1,018,603)

Distributions to Shareholders From:
Net realized gains on investments	—	(4,465,862)

Change in net assets resulting from distributions	—	(4,465,862)

Capital Transactions:
Proceeds from shares issued	192,808,161	439,417,378
Dividends reinvested	—	4,465,862
Cost of shares redeemed	(208,763,561)	(554,740,984)

Change in net assets resulting from capital transactions	(15,955,400)	(110,857,744)

Change in net assets	(10,450,187)	(116,342,209)
Net Assets:
Beginning of period	62,819,545	179,161,754

End of period	$52,369,358	$62,819,545

Accumulated net investment income (loss)	$(60,470)	$—

Share Transactions:
Issued	5,373,192	13,333,614
Reinvested	—	134,271
Redeemed	(5,817,576)	(16,898,927)

Change in shares	(444,384)	(3,431,042)

See accompanying notes to the financial statements.

21

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$32.88		$33.54	$28.97	$21.51	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.03)		(0.23)	(0.16)	(0.22)	(0.09)
Net realized and unrealized gains (losses) on investments	2.86		1.59 (c)	5.92	7.68	(8.40)

Total income (loss) from investment activities	2.83		1.36	5.76	7.46	(8.49)

Distributions to Shareholders From:
Net realized gains on investments	—		(2.02)	(1.19)	—	—

Net Asset Value, End of Period	$35.71		$32.88	$33.54	$28.97	$21.51

Total Return	8.61	% (d)	4.00%	20.12%	34.68%	(28.30	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.88%		1.91%	1.95%	2.08%	2.45%
Net expenses (e)	1.87%		1.91%	1.95%	1.98%	1.98%
Net investment income (loss) (e)	(0.15)%		(0.69)%	(0.53)%	(0.87)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$52,369		$62,820	$179,162	$147,174	$29,165
Portfolio turnover rate (f)	233	% (d)	573%	819%	906%	1,253	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

22

PROFUNDS VP
ProFund VP Small-Cap Growth
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses that correspond to the the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/Citigroup Growth - Sector Composition
% of Index

Consumer, Non-Cyclical	23.35%
Consumer, Cyclical	18.12%
Industrial	15.55%
Energy	13.20%
Financial	11.91%
Technology	11.63%
Communications	4.42%
Basic Materials	1.00%
Utilities	0.82%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	June 30, 2006
(unaudited)

Common Stocks (99.8%)
	Shares	Value

4Kids Entertainment, Inc. * (Media)	1,554	$25,190
A.S.V., Inc. * (Auto Manufacturers)	4,144	95,478
Aaron Rents, Inc. (Commercial Services)	4,662	125,315
Administaff, Inc. (Commercial Services)	2,072	74,198
ADVO, Inc. (Advertising)	7,252	178,472
Aeroflex, Inc. * (Telecommunications)	6,734	78,586
Albany International Corp.—Class A (Machinery-Diversified)	2,590	109,790
Alpharma, Inc. (Pharmaceuticals)	3,108	74,716
Altiris, Inc. * (Software)	3,626	65,413
AMCOL International Corp. (Mining)	2,590	68,247
Amedisys, Inc. * (Healthcare-Services)	3,626	137,425
American Medical Systems Holdings, Inc. * (Healthcare-Products)	16,058	267,366
AMERIGROUP Corp. * (Healthcare-Services)	11,914	369,811
AmSurg Corp. * (Healthcare-Services)	6,734	153,199
Analogic Corp. (Electronics)	1,554	72,432
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	2,072	62,512
ANSYS, Inc. * (Software)	8,806	421,103
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,108	154,188
Arbitron, Inc. (Commercial Services)	6,734	258,114
Arctic Cat, Inc. (Leisure Time)	1,554	30,319
Armor Holdings, Inc. * (Aerospace/Defense)	3,108	170,412
ArQule, Inc. * (Biotechnology)	3,626	20,451
ArthroCare Corp. * (Healthcare-Products)	6,216	261,134
ATMI, Inc. * (Semiconductors)	3,108	76,519
Atwood Oceanics, Inc. * (Oil & Gas)	3,108	154,157
Avid Technology, Inc. * (Software)	3,626	120,855
Aztar Corp. * (Lodging)	4,662	242,238
Bank Mutual Corp. (Banks)	4,662	56,970
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	5,180	76,871
Bankrate, Inc. * (Commercial Services)	2,590	97,798
BankUnited Financial Corp.—Class A (Savings & Loans)	3,108	94,856
Bel Fuse, Inc.—Class B (Electronics)	1,036	33,991
Biolase Technology, Inc. (Healthcare-Products)	5,180	43,512
Biosite Diagnostics, Inc. * (Healthcare-Products)	4,144	189,215
Black Box Corp. (Telecommunications)	1,554	59,565
Blue Coat Systems, Inc. * (Internet)	1,554	26,200
Boston Private Financial Holdings, Inc. (Banks)	4,662	130,070
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	3,626	36,985
Brady Corp.—Class A (Electronics)	4,662	171,748
Bristow Group, Inc. * (Transportation)	2,072	74,592
Building Materials Holding Corp. (Distribution/Wholesale)	3,108	86,620
Cabot Oil & Gas Corp. (Oil & Gas)	11,396	558,404
CACI International, Inc.—Class A * (Computers)	7,252	423,009
CARBO Ceramics, Inc. (Oil & Gas Services)	4,662	229,044
Carreker Corp. * (Computers)	2,072	14,815
Cash America International, Inc. (Retail)	2,590	82,880
Catapult Communications Corp. * (Computers)	1,554	16,939
CEC Entertainment, Inc. * (Retail)	7,770	249,572
Centene Corp. * (Healthcare-Services)	9,842	231,582
Central Pacific Financial Corp. (Banks)	3,108	120,280
Ceradyne, Inc. * (Miscellaneous Manufacturing)	6,216	307,630
Cerner Corp. * (Software)	14,504	538,243
Champion Enterprises, Inc. * (Home Builders)	5,698	62,906
Checkpoint Systems, Inc. * (Electronics)	3,626	80,533
Christopher & Banks Corp. (Retail)	8,288	240,352
Cimarex Energy Co. (Oil & Gas)	19,166	824,138
Clarcor, Inc. (Miscellaneous Manufacturing)	5,180	154,312
Cleveland-Cliffs, Inc. (Iron/Steel)	2,590	205,361
CNS, Inc. (Household Products/Wares)	3,108	76,146
Cognex Corp. (Machinery-Diversified)	4,144	107,868
Cohu, Inc. (Semiconductors)	1,554	27,273
Coinstar, Inc. * (Commercial Services)	6,216	148,811
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	2,590	85,884
Comtech Telecommunications Corp. * (Telecommunications)	4,662	136,458
CONMED Corp. * (Healthcare-Products)	2,590	53,613
Connetics Corp. * (Pharmaceuticals)	7,770	91,375
Cooper Cos., Inc. (Healthcare-Products)	10,360	458,844
Cost Plus, Inc. * (Retail)	2,590	37,969
Cross Country Healthcare, Inc. * (Commercial Services)	3,108	56,535
CryoLife, Inc. * (Biotechnology)	2,072	11,189
Curtiss-Wright Corp. (Aerospace/Defense)	9,842	303,920
Cyberonics, Inc. * (Healthcare-Products)	3,108	66,263
Cymer, Inc. * (Electronics)	4,144	192,530
Daktronics, Inc. (Electronics)	7,252	209,365
Deckers Outdoor Corp. * (Apparel)	1,036	39,948
Delta & Pine Land Co. (Agriculture)	8,288	243,667

See accompanying notes to the financial statements.

23

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Deltic Timber Corp. (Forest Products & Paper)	1,036	$58,399
Dendrite International, Inc. * (Software)	9,842	90,940
Diagnostic Products Corp. (Healthcare-Products)	5,698	331,453
Digital Insight Corp. * (Internet)	7,770	266,433
Dime Community Bancshares, Inc. (Savings & Loans)	3,108	42,176
Diodes, Inc. * (Semiconductors)	3,626	150,261
Dionex Corp. * (Electronics)	4,662	254,825
DJ Orthopedics, Inc. * (Healthcare-Products)	2,072	76,312
Downey Financial Corp. (Savings & Loans)	2,590	175,732
Dress Barn, Inc. * (Retail)	5,698	144,444
Drew Industries, Inc. * (Building Materials)	1,036	33,566
Drill-Quip, Inc. * (Oil & Gas Services)	1,036	85,408
DSP Group, Inc. * (Semiconductors)	4,144	102,978
East-West Bancorp, Inc. (Banks)	13,986	530,208
EDO Corp. (Aerospace/Defense)	2,072	50,432
eFunds Corp. * (Software)	10,878	239,860
ElkCorp (Building Materials)	2,072	57,539
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	4,662	156,643
Enzo Biochem, Inc. * (Biotechnology)	3,626	54,680
Epicor Software Corp. * (Software)	4,662	49,091
EPIQ Systems, Inc. * (Software)	3,108	51,717
Essex Property Trust, Inc. (REIT)	2,072	231,360
Ethan Allen Interiors, Inc. (Home Furnishings)	3,108	113,597
FactSet Research Systems, Inc. (Computers)	7,770	367,521
FEI Co. * (Electronics)	3,108	70,489
Fidelity Bankshares, Inc. (Savings & Loans)	3,108	98,897
Filenet Corp. * (Software)	4,144	111,598
Financial Federal Corp. (Diversified Financial Services)	4,144	115,245
First Indiana Corp. (Banks)	1,036	26,967
First Midwest Bancorp, Inc. (Banks)	4,662	172,867
First Republic Bank (Banks)	2,590	118,622
FirstFed Financial Corp. * (Savings & Loans)	2,072	119,492
Flagstar Bancorp, Inc. (Savings & Loans)	8,288	132,276
FLIR Systems, Inc. * (Electronics)	16,058	354,240
Forward Air Corp. (Transportation)	7,252	295,373
Fossil, Inc. * (Household Products/Wares)	10,878	195,913
Franklin Bank Corp. Houston * (Savings & Loans)	1,554	31,375
Fremont General Corp. (Banks)	15,022	278,808
Frontier Oil Corp. (Oil & Gas)	25,900	839,159
G & K Services, Inc. (Textiles)	2,072	71,070
Gardner Denver, Inc. * (Machinery-Diversified)	5,180	199,430
GenCorp, Inc. * (Aerospace/Defense)	12,950	207,589
General Communication, Inc.—Class A * (Telecommunications)	6,734	82,963
Genesco, Inc. * (Retail)	5,180	175,447
Gevity HR, Inc. (Commercial Services)	1,554	41,259
Glacier Bancorp, Inc. (Banks)	4,144	121,295
Global Imaging Systems, Inc. * (Office/Business Equipment)	3,626	149,681
Global Payments, Inc. (Software)	15,540	754,467
Greatbatch, Inc. * (Electrical Components & Equipment)	5,180	122,248
Guitar Center, Inc. * (Retail)	6,216	276,426
Gymboree Corp. * (Apparel)	2,590	90,028
Haemonetics Corp. * (Healthcare-Products)	3,626	168,645
Hanmi Financial Corp. (Banks)	5,698	110,769
Hansen Natural Corp. * (Beverages)	3,108	591,669
Harbor Florida Bancshares, Inc. (Savings & Loans)	3,108	115,431
Harland (John H.) Co. (Household Products/Wares)	4,144	180,264
Harmonic, Inc. * (Telecommunications)	5,180	23,206
Headwaters, Inc. * (Energy-Alternate Sources)	9,842	251,562
Healthcare Services Group, Inc. (Commercial Services)	2,590	54,261
Healthways, Inc. * (Healthcare-Services)	7,770	409,013
Heartland Express, Inc. (Transportation)	13,986	250,210
Heidrick & Struggles International, Inc. * (Commercial Services)	1,554	52,587
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	20,202	815,354
Hibbett Sporting Goods, Inc. * (Retail)	8,288	198,083
Hilb, Rogal, & Hobbs Co. (Insurance)	8,288	308,894
Hologic, Inc. * (Healthcare-Products)	5,180	255,685
Hot Topic, Inc. * (Retail)	10,360	119,244
Hydril * (Oil & Gas Services)	4,662	366,060
Hyperion Solutions Corp. * (Software)	7,252	200,155
ICU Medical, Inc. * (Healthcare-Products)	3,108	131,282
IDEX Corp. (Machinery-Diversified)	5,698	268,946
IDEXX Laboratories, Inc. * (Healthcare-Products)	7,252	544,843
IHOP Corp. (Retail)	1,554	74,716
Immucor, Inc. * (Healthcare-Products)	15,540	298,834
Independent Bank Corp.—Michigan (Banks)	2,590	68,117
Infospace, Inc. * (Internet)	3,108	70,458
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	2,590	59,285
Integra LifeSciences Holdings * (Biotechnology)	4,144	160,828
Inter-Tel, Inc. (Software)	2,072	43,636
Intermagnetics General Corp. * (Electrical Components & Equipment)	5,698	153,732
Internet Security Systems, Inc. * (Internet)	8,806	165,993
Invacare Corp. (Healthcare-Products)	3,626	90,215
inVentiv Health, Inc. * (Advertising)	2,072	59,632
Investment Technology Group, Inc. * (Diversified Financial Services)	9,842	500,564
Irwin Financial Corp. (Banks)	2,072	40,176
Itron, Inc. * (Electronics)	3,108	184,180
J & J Snack Foods Corp. (Food)	1,554	51,391
J2 Global Communications, Inc. * (Internet)	11,396	355,784
Jack in the Box, Inc. * (Retail)	5,180	203,056
JDA Software Group, Inc. * (Software)	3,108	43,605
JLG Industries, Inc. (Machinery-Construction & Mining)	10,878	244,755
Jos.A. Bank Clothiers, Inc. * (Retail)	3,108	74,468
K-Swiss, Inc.—Class A (Apparel)	6,216	165,967
Kendle International, Inc. * (Commercial Services)	1,036	38,052
Kensey Nash Corp. * (Healthcare-Products)	2,072	61,124
Kilroy Realty Corp. (REIT)	2,590	187,128
Kirby Corp. * (Transportation)	7,252	286,454
Knight Transportation, Inc. (Transportation)	13,468	272,054
Komag, Inc. * (Computers)	7,252	334,897
Kopin Corp. * (Semiconductors)	7,770	28,050
Kronos, Inc. * (Computers)	7,252	262,595
Labor Ready, Inc. * (Commercial Services)	6,216	140,792
Landry’s Restaurants, Inc. (Retail)	2,072	67,236
Landstar System, Inc. (Transportation)	13,468	636,093
Laserscope * (Healthcare-Products)	2,072	63,838
LCA-Vision, Inc. (Healthcare-Products)	2,590	137,037
Lindsay Manufacturing Co. (Machinery-Diversified)	1,036	28,096
Littelfuse, Inc. * (Electrical Components & Equipment)	2,072	71,235
Live Nation, Inc. * (Commercial Services)	4,144	84,372
LKQ Corp. * (Distribution/Wholesale)	7,770	147,630
LoJack Corp. * (Electronics)	4,144	78,156
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,108	167,894
LTC Properties, Inc. (REIT)	1,036	23,155
M/I Schottenstein Homes, Inc. (Home Builders)	1,554	54,514
Macdermid, Inc. (Chemicals)	2,590	74,592
MAF Bancorp, Inc. (Savings & Loans)	2,590	110,956
Manhattan Associates, Inc. * (Computers)	6,216	126,123
Manitowoc Co. (Machinery-Diversified)	7,252	322,714
ManTech International Corp.—Class A * (Software)	4,144	127,884
MarineMax, Inc. * (Retail)	2,072	54,349
Massey Energy Co. (Coal)	7,252	261,072

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Matria Healthcare, Inc. * (Healthcare-Services)	2,072	$44,382
Maverick Tube Corp. * (Oil & Gas Services)	4,662	294,592
Maximus, Inc. (Commercial Services)	2,590	59,959
Mentor Corp. (Healthcare-Products)	8,806	383,061
Mercury Computer Systems, Inc. * (Computers)	4,662	71,748
Merit Medical Systems, Inc. * (Healthcare-Products)	6,216	85,532
Meritage Homes Corp. * (Home Builders)	5,180	244,755
Mesa Air Group, Inc. * (Airlines)	4,144	40,818
MGI Pharma, Inc. * (Pharmaceuticals)	8,806	189,329
Micros Systems, Inc. * (Computers)	5,180	226,262
Microsemi Corp. * (Semiconductors)	7,770	189,433
Midas, Inc. * (Commercial Services)	1,036	19,062
MIVA, Inc. * (Internet)	6,734	27,273
Mobile Mini, Inc. * (Storage/Warehousing)	5,180	151,567
Moog, Inc.—Class A * (Aerospace/Defense)	4,144	141,808
MRO Software, Inc. * (Software)	2,072	41,585
MTS Systems Corp. (Computers)	2,072	81,865
Multimedia Games, Inc. * (Leisure Time)	6,216	62,968
Napster, Inc. * (Software)	3,108	9,573
Nara Bancorp, Inc. (Banks)	4,662	87,413
NBTY, Inc. * (Pharmaceuticals)	12,950	309,636
Neoware, Inc. * (Software)	4,662	57,296
NETGEAR, Inc. * (Telecommunications)	4,662	100,932
New Century Financial Corp. (REIT)	7,252	331,778
New Jersey Resources Corp. (Gas)	3,108	145,392
Novatel Wireless, Inc. * (Telecommunications)	3,108	32,261
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	5,698	101,994
NS Group, Inc. * (Metal Fabricate/Hardware)	1,554	85,595
NVR, Inc. * (Home Builders)	1,036	508,935
Oceaneering International, Inc. * (Oil & Gas Services)	7,252	332,504
Odyssey Healthcare, Inc. * (Healthcare-Services)	7,770	136,519
Old Dominion Freight Line, Inc. * (Transportation)	3,108	116,830
OM Group, Inc. * (Chemicals)	3,108	95,882
On Assignment, Inc. * (Commercial Services)	2,072	19,042
Open Solutions, Inc. * (Software)	3,108	82,704
P.F. Chang’s China Bistro, Inc. * (Retail)	6,216	236,332
Panera Bread Co.—Class A * (Retail)	7,252	487,625
Papa John’s International, Inc. * (Retail)	5,180	171,976
PAREXEL International Corp. * (Commercial Services)	2,072	59,777
Paxar Corp. * (Electronics)	3,108	63,932
Pediatrix Medical Group, Inc. * (Healthcare-Services)	11,396	516,239
Peet’s Coffee & Tea, Inc. * (Beverages)	3,108	93,831
Penn Virginia Corp. (Oil & Gas)	4,144	289,583
Per-Se Technologies, Inc. * (Software)	7,770	195,649
PetMed Express, Inc. * (Pharmaceuticals)	5,698	62,507
Petroleum Development * (Oil & Gas)	3,626	136,700
Philadelphia Consolidated Holding Corp. * (Insurance)	12,950	393,161
Phillips-Van Heusen Corp. (Apparel)	4,144	158,135
Photon Dynamics, Inc. * (Electronics)	1,554	19,456
Playtex Products, Inc. * (Household Products/Wares)	6,216	64,833
Polaris Industries, Inc. (Leisure Time)	9,324	403,729
PolyMedica Corp. (Healthcare-Products)	5,180	186,273
Pool Corp. (Distribution/Wholesale)	12,432	542,408
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	3,626	165,708
Possis Medical, Inc. * (Healthcare-Products)	4,144	36,509
Power Integrations, Inc. * (Semiconductors)	3,626	63,382
PrivateBancorp, Inc. (Banks)	4,144	171,603
ProAssurance Corp. * (Insurance)	3,626	174,701
Progress Software Corp. * (Software)	5,698	133,390
Prosperity Bancshares, Inc. (Banks)	4,144	136,296
Quality Systems, Inc. (Software)	3,626	133,509
Quiksilver, Inc. * (Apparel)	16,058	195,587
Radiant Systems, Inc. * (Computers)	2,072	21,901
Radio One, Inc.—Class D * (Media)	10,878	80,498
Ralcorp Holdings, Inc. * (Food)	4,144	176,244
RARE Hospitality International, Inc. * (Retail)	5,180	148,977
RC2 Corp. * (Toys/Games/Hobbies)	3,626	140,181
Red Robin Gourmet Burgers, Inc. * (Retail)	1,554	66,138
RehabCare Group, Inc. * (Healthcare-Services)	2,072	36,011
ResMed, Inc. * (Healthcare-Products)	17,612	826,882
Respironics, Inc. * (Healthcare-Products)	16,576	567,230
Rewards Network, Inc. * (Commercial Services)	2,590	21,160
RLI Corp. (Insurance)	3,108	149,743
Rogers Corp. * (Electronics)	1,554	87,552
RTI International Metals, Inc. * (Mining)	2,072	115,700
Rudolph Technologies, Inc. * (Semiconductors)	2,072	30,044
Sanderson Farms, Inc. (Food)	1,554	43,496
Savient Pharmaceuticals, Inc. * (Biotechnology)	5,180	27,195
ScanSource, Inc. * (Distribution/Wholesale)	5,698	167,065
School Specialty, Inc. * (Retail)	2,072	65,993
Sciele Pharma, Inc. * (Pharmaceuticals)	6,734	156,161
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,072	170,111
Secure Computing Corp. * (Internet)	4,662	40,093
Select Comfort Corp. * (Retail)	12,432	285,563
SFBC International, Inc. * (Commercial Services)	4,144	62,823
Shaw Group, Inc. * (Engineering & Construction)	10,878	302,409
Shuffle Master, Inc. * (Entertainment)	7,770	254,701
Sierra Health Services, Inc. * (Healthcare-Services)	11,396	513,162
Simpson Manufacturing Co., Inc. (Building Materials)	8,288	298,783
Skechers U.S.A., Inc.—Class A * (Apparel)	4,144	99,912
SkyWest, Inc. (Airlines)	8,806	218,389
Sonic Corp. * (Retail)	19,684	409,230
Sonic Solutions * (Electronics)	5,698	94,017
Southern Union Co. (Gas)	12,950	350,427
Spectrum Brands, Inc. * (Household Products/Wares)	3,626	46,848
SPSS, Inc. * (Software)	1,554	49,946
St. Mary Land & Exploration Co. (Oil & Gas)	12,950	521,238
Stamps.com, Inc. * (Internet)	3,626	100,875
Standard Microsystems Corp. * (Semiconductors)	2,072	45,232
Stein Mart, Inc. (Retail)	3,108	45,998
Sterling Bancorp (Banks)	1,554	30,303
Sterling Bancshares, Inc. (Banks)	5,698	106,838
Stone Energy Corp. * (Oil & Gas)	6,216	289,355
Sunrise Assisted Living, Inc. * (Healthcare-Services)	9,842	272,131
Supertex, Inc. * (Semiconductors)	1,036	41,378
SurModics, Inc. * (Healthcare-Products)	3,626	130,935
Swift Energy Co. * (Oil & Gas)	6,734	289,091
Synaptics, Inc. * (Computers)	5,698	121,937
Take-Two Interactive Software, Inc. * (Software)	16,576	176,700
TALX Corp. (Computers)	7,252	158,601
Teledyne Technologies, Inc. * (Aerospace/Defense)	4,662	152,727
Tetra Tech, Inc. * (Environmental Control)	6,216	110,272
TETRA Technologies, Inc. * (Oil & Gas Services)	7,770	235,353
The Children’s Place Retail Stores, Inc. * (Retail)	5,180	311,059
The Finish Line, Inc.—Class A (Retail)	5,180	61,279
The Men’s Wearhouse, Inc. (Retail)	5,180	156,954
The Nautilus Group, Inc. (Leisure Time)	7,770	122,067
The Steak n Shake Co. * (Retail)	3,626	54,898
Too, Inc. * (Retail)	7,770	298,290
Toro Co. (Housewares)	6,734	314,478
Tractor Supply Co. * (Retail)	7,770	429,449
TradeStation Group, Inc. * (Diversified Financial Services)	2,590	32,815
TreeHouse Foods, Inc. * (Food)	4,144	99,000
Triarc Cos., Inc. (Retail)	8,806	137,638
Trimble Navigation, Ltd. * (Electronics)	7,770	346,854
Tuesday Morning Corp. (Retail)	3,108	40,870
See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

UCBH Holdings, Inc. (Banks)	21,756	$359,844
Ultratech Stepper, Inc. * (Semiconductors)	2,072	32,613
Umpqua Holdings Corp. (Banks)	7,770	199,301
Unit Corp. * (Oil & Gas)	10,878	618,849
United Fire & Casualty Co. (Insurance)	1,554	46,822
United Natural Foods, Inc. * (Food)	6,216	205,253
United Online, Inc. (Internet)	6,734	80,808
United Surgical Partners International, Inc. * (Healthcare-Services)	10,360	311,525
Universal Forest Products, Inc. (Building Materials)	2,072	129,977
Universal Technical Institute, Inc. * (Commercial Services)	2,590	57,032
URS Corp. * (Engineering & Construction)	4,662	195,804
USANA Health Sciences, Inc. * (Pharmaceuticals)	2,072	78,529
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,554	72,245
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	6,734	219,596
Veeco Instruments, Inc. * (Semiconductors)	2,072	49,396
Vertrue, Inc. * (Commercial Services)	2,072	89,158
ViaSat, Inc. * (Telecommunications)	3,108	79,813
Viasys Healthcare, Inc. * (Healthcare-Products)	2,590	66,304
Vicor Corp. (Electrical Components & Equipment)	1,554	25,750
Vital Signs, Inc. (Healthcare-Products)	518	25,657
W-H Energy Services, Inc. * (Oil & Gas Services)	6,734	342,289
Waste Connections, Inc. * (Environmental Control)	10,360	377,104
Watsco, Inc. (Distribution/Wholesale)	2,590	154,934
Watson WyattWorldwide, Inc.—Class A (Commercial Services)	6,734	236,633
WD-40 Co. (Household Products/Wares)	2,072	69,557
WebEx Communications, Inc. * (Internet)	8,288	294,556
Websense, Inc. * (Internet)	10,878	223,434
Wilshire Bancorp, Inc. (Banks)	3,626	65,341
Winnebago Industries, Inc. (Home Builders)	7,252	225,102
Wintrust Financial Corp. (Banks)	5,698	289,743
WMS Industries, Inc. * (Leisure Time)	2,072	56,752
Wolverine World Wide, Inc. (Apparel)	5,698	132,934
Woodward Governor Co. (Electronics)	2,590	79,021
World Acceptance Corp. * (Diversified Financial Services)	4,144	147,195
World Fuel Services Corp. (Retail)	6,216	284,009
X-Rite, Inc. (Electronics)	1,554	17,078
Zenith National Insurance Corp. (Insurance)	4,662	184,942

TOTAL COMMON STOCKS (Cost $44,941,079)		61,163,953

Repurchase Agreements (0.9%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $565,232 (Collateralized by $566,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $577,160)	$565,000	565,000

TOTAL REPURCHASE AGREEMENTS (Cost $565,000)		565,000

TOTAL INVESTMENT SECURITIES (Cost $45,506,079)—100.7%		61,728,953
Net other assets (liabilities)—(0.7)%		(402,223)

NET ASSETS—100.0%		$61,326,730

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $144,920)	2	$3,983

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.4%
Aerospace/Defense	1.7%
Agriculture	0.4%
Airlines	0.4%
Apparel	1.4%
Auto Manufacturers	0.2%
Banks	5.3%
Beverages	1.1%
Biotechnology	0.4%
Building Materials	0.8%
Chemicals	0.3%
Coal	0.4%
Commercial Services	2.9%
Computers	3.6%
Distribution/Wholesale	1.8%
Diversified Financial Services	1.6%
Electrical Components & Equipment	0.6%
Electronics	3.9%
Energy-Alternate Sources	0.4%
Engineering & Construction	0.9%
Entertainment	0.4%
Environmental Control	0.8%
Food	0.9%
Forest Products & Paper	0.1%
Gas	0.8%
Healthcare-Products	9.6%
Healthcare-Services	5.1%
Home Builders	1.8%
Home Furnishings	0.2%
Household Products/Wares	1.0%
Housewares	0.5%
Insurance	2.1%
Internet	2.7%
Iron/Steel	0.3%
Leisure Time	1.1%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	1.7%
Media	0.2%
Metal Fabricate/Hardware	0.3%
Mining	0.3%
Miscellaneous Manufacturing	1.3%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	5.0%
Pharmaceuticals	1.8%
Real Estate Investment Trust	1.3%
Retail	9.4%
Savings & Loans	1.7%
Semiconductor	1.7%
Software	6.1%

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2006

Storage/Warehousing	0.2%
Telecommunications	1.1%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	3.1%
Other **	0.2%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

27

PROFUNDS VP
ProFund VP Small-Cap Growth
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $44,941,079)	$61,163,953
Repurchase agreements, at cost	565,000

Total Investments	61,728,953
Segregated cash balances with brokers for futures contracts	8,795
Dividends and interest receivable	30,913
Receivable for investments sold	222,889
Receivable for capital shares issued	5,605,845
Variation margin on futures contracts	820
Prepaid expenses	2,045

Total Assets	67,600,260

Liabilities:
Cash overdraft	2,044
Payable for investments purchased	6,103,581
Advisory fees payable	34,428
Management services fees payable	4,590
Administration fees payable	1,468
Administrative services fees payable	4,236
Distribution fees payable	13,083
Trustee fees payable	5
Transfer agency fees payable	1,482
Fund accounting fees payable	2,279
Compliance services fees payable	1,011
Other accrued expenses	105,323

Total Liabilities	6,273,530

Net Assets	$61,326,730

Net Assets consist of:
Capital	$22,453,373
Accumulated net investment income (loss)	(1,087,057)
Accumulated net realized gains (losses) on investments	23,733,557
Net unrealized appreciation (depreciation) on investments	16,226,857

Net Assets	$61,326,730

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,509,229

Net Asset Value (offering and redemption price per share)	$40.63

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$314,253
Interest	6,712

Total Investment Income	320,965

Expenses:
Advisory fees	560,388
Management services fees	112,078
Administration fees	16,366
Transfer agency fees	34,060
Administrative services fees	350,958
Distribution fees	186,796
Custody fees	36,102
Fund accounting fees	54,038
Trustee fees	1,585
Compliance services fees	2,303
Other fees	59,641

Total Gross Expenses before reductions	1,414,315
Less Expenses reduced by the Advisor	(6,293)

Total Net Expenses	1,408,022

Net Investment Income (Loss)	(1,087,057)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	18,638,333
Net realized gains (losses) on futures contracts	662
Change in net unrealized appreciation/depreciation on investments	(5,114,731)

Net Realized and Unrealized Gains (Losses) on Investments	13,524,264

Change in Net Assets Resulting from Operations	$12,437,207

See accompanying notes to the financial statements.

28

PROFUNDS VP
ProFund VP Small-Cap Growth

Statements of Changes in Net Assets
	For the six months ended June 30, 2006 (unaudited)	For the year ended December 31, 2005

From Investment Activities: Operations:
Net investment income (loss)	$(1,087,057)	$(1,434,986)
Net realized gains (losses) on investments	18,638,995	17,843,165
Change in net unrealized appreciation/depreciation on investments	(5,114,731)	(12,586,561)

Change in net assets resulting from operations	12,437,207	3,821,618

Capital Transactions:
Proceeds from shares issued	349,151,605	735,345,734
Cost of shares redeemed	(487,196,077)	(763,217,057)

Change in net assets resulting from capital transactions	(138,044,472)	(27,871,323)

Change in net assets	(125,607,265)	(24,049,705)
Net Assets:
Beginning of period	186,933,995	210,983,700

End of period	$61,326,730	$186,933,995

Accumulated net investment income (loss)	$(1,087,057)	$—

Share Transactions:
Issued	8,417,960	19,907,645
Redeemed	(11,726,966)	(20,937,057)

Change in shares	(3,309,006)	(1,029,412)

See accompanying notes to the financial statements.

29

PROFUNDS VP
ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$38.80		$36.08	$31.35	$23.34	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.30)		(0.38)	(0.44)	(0.37)	(0.21)
Net realized and unrealized gains (losses) on investments	2.13		3.10	6.57	8.38	(6.45)

Total income (loss) from investment activities	1.83		2.72	6.13	8.01	(6.66)

Distributions to Shareholders From:
Net realized gains on investments	—		—	(1.40)	—	—

Net Asset Value, End of Period	$40.63		$38.80	$36.08	$31.35	$23.34

Total Return	4.72	% (c)	7.54%	19.80%	34.32%	(22.20	)% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.89%		1.85%	1.90%	2.00%	2.20%
Net expenses (d)	1.88%		1.85%	1.90%	1.98%	1.98%
Net investment income (loss) (d)	(1.45)%		(1.03)%	(1.32)%	(1.36)%	(1.34)%
Supplemental Data:
Net assets, end of period (000’s)	$61,327		$186,934	$210,984	$153,401	$23,968
Portfolio turnover rate (e)	328	% (c)	585%	979%	785%	1,260	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

30

PROFUNDS VP ProFund VP Asia 30 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%

Total Exposure	98%
“Market Exposure” excludes any short-term investments and cash equivalents.
ProFunds Asia 30 - Sector Composition
% of Index

Communications	34.69%
Energy	23.98%
Technology	12.22%
Basic Materials	10.15%
Financial	7.80%
Industrial	6.62%
Utilities	3.08%
Consumer, Non-cyclical	1.46%

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (97.7%)
	Shares	Values

AU Optronics Corp. (Electronics)	119,505	$1,701,751
Baidu.com, Inc. * (Internet)	26,040	2,149,081
BHP Billiton, Ltd. (Mining)	128,340	5,527,604
China Medical Technologies, Inc. * (Health Care products)	59,055	1,181,100
China Mobile (Hong Kong), Ltd. (Telecommunications)	267,375	7,649,599
China Petroleum and Chemical Corp. (Oil & Gas)	73,470	4,205,422
Chunghwa Telecom Co., Ltd. (Telecommunications)	123,225	2,275,966
CNOOC, Ltd. (Oil & Gas)	40,920	3,289,150
Ctrip.com International, Ltd. (Internet)	33,015	1,685,416
Flextronics International, Ltd. * (Electronics)	159,960	1,698,775
Focus Media Holding, Ltd. * (Advertising)	24,180	1,575,569
HDFC Bank, Ltd. (Banks)	30,690	1,674,140
Icici Bank, Ltd. (Banks)	75,795	1,792,552
Infosys Technologies, Ltd. (Software)	33,945	2,593,737
Kookmin Bank (Banks)	34,410	2,858,094
Korea Electric Power Corp. (Electric)	131,595	2,495,041
KT Corp. (Telecommunications)	95,325	2,044,721
LG. Philips LCD Co., Ltd. * (Electronics)	108,810	1,971,638
Netease.com, Inc. * (Internet)	75,795	1,692,502
PetroChina Company, Ltd. (Oil & Gas)	110,670	11,949,039
POSCO (Iron/Steel)	40,455	2,706,440
Rediff.com India, Ltd. * (Internet)	77,190	1,142,412
Satyam Computer Services, Ltd. (Software)	49,755	1,648,881
Shanda Interactive Entertainment, Ltd. * (Internet)	122,760	1,590,970
Sify, Ltd. * (Internet)	125,085	1,248,348
SINA Corp. * (Internet)	55,800	1,393,884
SK Telecom Co., Ltd. (Telecommunications)	95,790	2,243,402
Sohu.com, Inc. * (Internet)	55,800	1,439,082
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	409,665	3,760,725
United Microelectronics Corp. (Semiconductors)	614,265	1,910,364

TOTAL COMMON STOCKS (Cost $57,542,881)		81,095,405

Repurchase agreements (1.0%)
	Principal Amount	Value

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $825,339 (Collateralized by $820,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $842,386)	$825,000	$825,000

TOTAL REPURCHASE AGREEMENTS
(Cost $825,000)		825,000

TOTAL INVESTMENT SECURITIES
(Cost $58,367,881)—98.7%		81,920,405
Net other assets (liabilities)—1.3%		1,069,513

NET ASSETS—100.0%		$82,989,918

_________________
As of 6/30/06, all securities in this portfolio were traded on U.S.Exchanges.
*	Non-income producing security

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	1.9%
Banks	7.6%
Electric	3.0%
Electronics	6.5%
Health Care Products	1.4%
Internet	14.9%
Iron/Steel	3.3%
Mining	6.7%
Oil & Gas	23.4%
Semiconductors	6.8%
Software	5.1%
Telecommunications	17.1%
Other **	2.3%

See accompanying notes to the financial statements.

31

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2006

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2006:

Australia	6.7%
China	34.3%
Hong Kong	13.2%
India	10.0%
Korea	17.3%
Singapore	2.0%
Taiwan	14.2%
United States **	2.3%
__________________
**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

32

PROFUNDS VP ProFund VP Asia 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $57,542,881)	$81,095,405
Repurchase agreements, at cost	825,000

Total Investment Securities	81,920,405
Cash	438
Dividends and interest receivable	223,959
Receivable for capital shares issued	1,003,564
Prepaid expenses	1,095

Total Assets	83,149,461

Liabilities:
Payable for capital shares redeemed	72
Advisory fees payable	49,672
Management services fees payable	6,623
Administration fees payable	2,110
Administrative services fees payable	8,937
Distribution fees payable	19,532
Trustee fees payable	8
Transfer agency fees payable	2,136
Fund accounting fees payable	3,018
Compliance services fees payable	857
Other accrued expenses	66,578

Total Liabilities	159,543

Net Assets	$82,989,918

Net Assets consist of:
Capital	$66,247,529
Accumulated net investment income (loss)	608,461
Accumulated net realized gains (losses)
on investments	(7,418,596)
Net unrealized appreciation (depreciation)
on investments	23,552,524

Net Assets	$82,989,918

Shares of Beneficial Interest Outstanding (unlimited
number of shares authorized, no par value)	1,670,238

Net Asset Value (offering and redemption price
per share)	$49.69

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$1,092,766
Interest	25,448
Foreign tax withholding	(40,152)

Total Investment Income	1,078,062

Expenses:
Advisory fees	372,729
Management services fees	74,546
Administration fees	14,224
Transfer agency fees	19,893
Administrative services fees	210,874
Distribution fees	124,243
Custody fees	29,596
Fund accounting fees	30,983
Trustee fees	755
Compliance services fees	1,704
Other fees	32,227

Total Gross Expenses before reductions	911,774
Less Fees paid indirectly	(6,418)
Less Expenses reduced by the Advisor	(8,235)

Total Net Expenses	897,121

Net Investment Income (Loss)	180,941

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment
securities	1,091,578
Net realized gains (losses) on futures contracts	(30,356)
Change in net unrealized appreciation/depreciation
on investments	7,013,831

Net Realized and Unrealized Gains (Losses)
on Investments	8,075,053

Change in Net Assets Resulting from Operations	$8,255,994

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Asia 30
Statements of Changes in Net Assets
	For the six months ended June 30, 2006 (unaudited)	For the year ended December 31, 2005

From Investment Activities:
Operations:
Net investment income (loss)	$180,941	$456,054
Net realized gains (losses) on investments	1,061,222	(369,526)
Change in net unrealized appreciation/depreciation on investments	7,013,831	6,711,953

Change in net assets resulting from operations	8,255,994	6,798,481

Distributions to Shareholders From:
Net investment income	—	(139,525)

Change in net assets resulting from distributions	—	(139,525)

Capital Transactions:
Proceeds from shares issued	138,106,543	167,904,533
Dividends reinvested	—	139,525
Cost of shares redeemed	(136,836,561)	(142,784,562)

Change in net assets resulting from capital transactions	1,269,982	25,259,496

Change in net assets	9,525,976	31,918,452
Net Assets:
Beginning of period	73,463,942	41,545,490

End of period	$82,989,918	$73,463,942

Accumulated net investment income (loss)	$608,461	$427,520

Share Transactions:
Issued	2,777,466	4,141,470
Reinvested	—	3,212
Redeemed	(2,759,288)	(3,606,483)

Change in shares	18,178	538,199

See accompanying notes to the financial statements.

34

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$44.47		$37.30	$38.76	$23.51	$30.00

Investment Activities:
Net investment income (loss) (b)	0.09		0.40	0.11	0.17	0.06
Net realized and unrealized gains (losses) on investments	5.13		6.87	(0.38)	15.09	(6.55)

Total income (loss) from investment activities	5.22		7.27	(0.27)	15.26)	(6.49)

Distributions to Shareholders From:
Net investments income	—		(0.10)	(0.12)	(0.01)	—
Net realized gains on investments	—		—	(1.07)	—	—

Total distributions	—		(0.10)	(1.19)	(0.01)	—

Net Asset Value, End of Period	$49.69		$44.47	$37.30	$38.76	$23.51

Total Return	11.74	% (c)	19.51%	(0.54)%	64.92%	(21.63	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.83%		1.82%	1.86%	1.93%	2.03%
Net expenses (d)	1.80%		1.82%	1.86%	1.93%	1.98%
Net investment income (loss) (d)	0.36%		0.97%	0.29%	0.54%	0.35%

Supplemental Data:
Net assets, end of period (000’s)	$82,990		$73,464	$41,545	$49,138	$18,576
Portfolio turnover rate (e)	138	% (c)	256%	473%	831%	1,321	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

35

PROFUNDS VP
ProFund VP Europe 30
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective:The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%
“Market Exposure” excludes any short-term investments and cash equivalents.
ProFunds Europe 30 - Sector Composition
% of Index

Consumer, Non-cyclical	31.37%
Energy	17.15%
Communications	12.88%
Financial	12.41%
Basic Materials	9.10%
Technology	6.55%
Industrial	6.00%
Consumer, Cyclical	4.54%

PROFUNDS VP ProFund VP Europe 30 (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (86.7%)
	Shares	Value

Alcatel SA * (Telecommunications)	160,776	$2,027,385
Alcon, Inc. (Healthcare-Products)	25,056	2,469,269
Anglo American PLC (Mining)	114,840	2,347,330
ASM Lithography Holding NV * (Semiconductors)	92,916	1,878,762
AstraZeneca PLC (Pharmaceuticals)	70,992	4,246,741
Autoliv, Inc. (Auto Parts & Equipment)	33,408	1,889,891
BP Amoco PLC (Oil & Gas)	104,400	7,267,285
Business Objects SA * (Software)	57,420	1,561,824
DaimlerChrysler AG (Auto Manufacturers)	56,376	2,782,719
Diageo PLC (Beverages)	42,804	2,891,410
Elan Corp. PLC * (Pharmaceuticals)	133,632	2,231,654
GlaxoSmithKline PLC (Pharmaceuticals)	101,268	5,650,754
HSBC Holdings PLC (Banks)	73,080	6,456,618
Koninklijke (Royal) Phillips Electronics NV (Electronics)	84,564	2,633,323
Mittal Steel Co. NV—Class A (Iron/Steel)	61,596	1,879,294
Nokia OYJ (Telecommunications)	174,348	3,532,291
Novartis AG (Pharmaceuticals)	97,092	5,235,201
Rio Tinto PLC (Mining)	13,572	2,846,184
Royal Dutch Shell PLC—Class A (Oil & Gas)	73,080	4,894,898
Sanofi-Aventis (Pharmaceuticals)	103,356	5,033,437
SAP AG (Software)	62,640	3,289,853
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	42,804	1,893,221
Siemens AG (Miscellaneous Manufacturing)	40,716	3,534,963
Telefonaktiebolaget LM Ericsson (Telecommunications)	89,784	2,966,463
Tenaris SA (Iron/Steel)	56,376	2,282,664
Total Fina SA (Oil & Gas)	83,520	5,472,230
UBS AG (Banks)	40,716	4,466,545
Unilever NV (Food)	115,884	2,613,184
Vodafone Group PLC (Telecommunications)	221,328	4,714,287
Willis Group Holdings, Ltd. (Insurance)	57,420	1,843,182

TOTAL COMMON STOCKS
(Cost $72,407,129)		102,832,862

Repurchase Agreements (1.9%)
	Principal
	Amount	Value

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $1,959,805 (Collateralized by $1,965,000 Federal Home Loan Bank, 5.375%, 2/15/07, market value $2,001,463)	$1,959,000	$1,959,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,959,000)		1,959,000

TOTAL INVESTMENT SECURITIES
(Cost $74,366,129)—100.4%		104,791,862
Net other assets (liabilities)—(0.4)%		(380,124)

NET ASSETS—100.0%		$104,411,738

As of 6/30/06, all securities in this portfolio were traded on U.S. Exchanges.
* Non-income producing security

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $1,599,375)	25	$15,944

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Auto Manufacturers		2.7%
Auto Parts & Equipment		1.8%
Banks		10.5%
Beverages		2.8%
Electronics		2.5%

See accompanying notes to the financial statements.

36

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2006
(unaudited)

Food	2.5%
Healthcare-Products	2.4%
Insurance	1.8%
Iron/Steel	4.0%
Mining	5.0%
Miscellaneous Manufacturing	3.4%
Oil & Gas	16.8%
Pharmaceuticals	23.2%
Semiconductors	1.8%
Software	4.6%
Telecommunications	12.7%
Other **	1.5%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2006:

Finland	3.4%
France	13.5%
Germany	9.3%
Ireland	2.1%
Luxembourg	2.2%
Netherlands	8.6%
Sweden	4.7%
Switzerland	11.7%
United Kingdom	43.0%
United States **	1.5%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Europe 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (Cost $72,407,129)	$102,832,862
Repurchase agreements, at cost	1,959,000

Total Investment Securities	104,791,862
Cash	4,014
Segregated cash balances with brokers for futures contracts	94,438
Dividends and interest receivable	384,863
Receivable for capital shares issued	1,155,924
Prepaid expenses	1,651

Total Assets	106,432,752

Liabilities:
Payable for investments purchased	1,280,746
Payable for capital shares redeemed	513,987
Variation margin on futures contracts	3,438
Advisory fees payable	63,568
Management services fees payable	8,476
Administration fees payable	2,698
Administrative services fees payable	33,246
Distribution fees payable	40,283
Trustee fees payable	10
Transfer agency fees payable	2,733
Fund accounting fees payable	3,857
Compliance services fees payable	1,135
Other accrued expenses	66,837

Total Liabilities	2,021,014

Net Assets	$104,411,738

Net Assets consist of:
Capital	$102,740,947
Accumulated net investment income (loss)	2,333,545
Accumulated net realized gains (losses) on investments	(31,104,431)
Net unrealized appreciation (depreciation) on investments	30,441,677

Net Assets	$104,411,738

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,507,331

Net Asset Value (offering and redemption price per share)	$29.77

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$3,171,552
Interest	32,599
Foreign tax withholding	(194,556)

Total Investment Income	3,009,595

Expenses:
Advisory fees	504,491
Management services fees	100,899
Administration fees	18,581
Transfer agency fees	24,730
Administrative services fees	263,327
Distribution fees	168,164
Custody fees	14,203
Fund accounting fees	38,444
Trustee fees	941
Compliance services fees	2,074
Other fees	43,043

Total Gross Expenses before reductions	1,178,897
Less Expenses reduced by the Advisor	(10,221)

Total Net Expenses	1,168,676

Net Investment Income (Loss)	1,840,919

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,298,745
Net realized gains (losses) on futures contracts	(77,401)
Change in net unrealized appreciation/depreciation on investments	1,585,852

Net Realized and Unrealized Gains (Losses) on Investments	5,807,196

Change in Net Assets Resulting from Operations	$7,648,115

See accompanying notes to the financial statements.

38

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,840,919	$492,626
Net realized gains (losses) on investments	4,221,344	9,377,260
Change in net unrealized appreciation/depreciation on investments	1,585,852	(4,494,970)

Change in net assets resulting from operations	7,648,115	5,374,916

Distributions to Shareholders From:
Net investment income	—	(152,267)
Net realized gains on investments	—	(11,054,508)

Change in net assets resulting from distributions	—	(11,206,775)

Capital Transactions:
Proceeds from shares issued	151,844,864	315,882,039
Dividends reinvested	—	11,206,775
Cost of shares redeemed	(175,550,552)	(341,395,694)

Change in net assets resulting from capital transactions	(23,705,688)	(14,306,880)

Change in net assets	(16,057,573)	(20,138,739)
Net Assets:
Beginning of period	120,469,311	140,608,050

End of period	$104,411,738	$120,469,311

Accumulated net investment income (loss)	$2,333,545	$492,626

Share Transactions:
Issued	5,084,014	11,336,131
Reinvested	—	404,431
Redeemed	(5,885,869)	(12,402,581)

Change in shares	(801,855)	(662,019)

See accompanying notes to the financial statements.

39

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001

Net Asset Value, Beginning of Period	$27.96		$28.28	$24.96	$18.01	$24.26	$31.98

Investment Activities:
Net investment income (loss) (a)	0.41		0.13	0.03	0.05	0.07	(0.04)
Net realized and unrealized gains (losses) on investments	1.40		2.14	3.53	6.92	(6.32)	(7.68)

Total income (loss) from investment activities	1.81		2.27	3.56	6.97	(6.25)	(7.72)

Distributions to Shareholders From:
Net investment income	—		(0.04)	(0.03)	(0.02)	—	—
Net realized gains on investments	—		(2.55)	(0.21)	—	—	—

Total distributions	—		(2.59)	(0.24)	(0.02)	—	—

Net Asset Value, End of Period	$29.77		$27.96	$28.28	$24.96	$18.01	$24.26

Total Return	6.47	% (b)	8.09%	14.32%	38.73%	(25.76)%	(24.14)%

Ratios to Average Net Assets:
Gross expenses (c)	1.75%		1.76%	1.78%	1.91%	2.03%	1.89%
Net expenses (c)	1.74%		1.76%	1.78%	1.91%	1.98%	1.89%
Net investment income (loss) (c)	2.74%		0.45%	0.12%	0.25%	0.33%	(0.14)%

Supplemental Data:
Net assets, end of period (000’s)	$104,412		$120,469	$140,608	$142,019	$33,119	$52,253
Portfolio turnover rate (d)	118	% (b)	230%	319%	376%	1,280%	1,002%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

40

PROFUNDS VP ProFund VP Financials (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%
“Market Exposure” excludes any short-term investments and cash equivalents.
Dow Jones U.S. Financials - Sector Composition
% of Index

Banks	44.78%
General Finance	22.63%
Nonlife Insurance	15.77%
Real Estate	11.15%
Life Insurance	5.67%

PROFUNDS VP ProFund VP Financials (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (99.4%)
	Shares	Value

ACE, Ltd. (Insurance)	3,072	$155,412
Affiliated Managers Group, Inc. * (Diversified Financial Services)	256	22,244
AFLAC, Inc. (Insurance)	4,864	225,446
Alexandria Real Estate Equities, Inc. (REIT)	256	22,702
Allstate Corp. (Insurance)	6,144	336,261
AMB Property Corp. (REIT)	768	38,822
Ambac Financial Group, Inc. (Insurance)	1,024	83,046
American Express Co. (Diversified Financial Services)	10,496	558,597
American Financial Group, Inc. (Insurance)	512	21,965
American International Group, Inc. (Insurance)	21,760	1,284,928
American National Insurance Co. (Insurance)	256	33,208
AmeriCredit Corp. * (Diversified Financial Services)	1,280	35,738
Ameriprise Financial, Inc. (Diversified Financial Services)	2,048	91,484
Amerus Group Co. (Insurance)	256	14,989
AmSouth Bancorp (Banks)	3,072	81,254
Annaly Mortgage Management, Inc. (REIT)	1,536	19,676
AON Corp. (Insurance)	2,816	98,053
Apartment Investment and Management Co.—Class A (REIT)	1,024	44,493
Arch Capital Group, Ltd. * (Insurance)	512	30,444
Archstone-Smith Trust (REIT)	2,048	104,182
Arthur J. Gallagher & Co. (Insurance)	1,024	25,948
Associated Banc-Corp (Banks)	1,280	40,358
Assurant, Inc. (Insurance)	1,024	49,562
Astoria Financial Corp. (Savings & Loans)	1,024	31,181
Avalonbay Communities, Inc. (REIT)	768	84,956
Axis Capital Holdings, Ltd. (Insurance)	1,280	36,621
BancorpSouth, Inc. (Banks)	768	20,928
Bank of America Corp. (Banks)	43,776	2,105,626
Bank of Hawaii Corp. (Banks)	512	25,395
Bank of New York Co., Inc. (Banks)	7,424	239,053
BB&T Corp. (Banks)	5,376	223,588
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,024	143,442
BlackRock, Inc.—Class A (Diversified Financial Services)	256	35,628
Boston Properties, Inc. (REIT)	1,024	92,570
Brandywine Realty Trust (REIT)	768	24,707
BRE Properties, Inc.—Class A (REIT)	512	28,160
Brookfield Properties Corp. (Real Estate)	1,024	32,942
Brown & Brown, Inc. (Insurance)	1,024	29,921
Camden Property Trust (REIT)	512	37,658
Capital One Financial Corp. (Diversified Financial Services)	2,816	240,627
CapitalSource, Inc. (Diversified Financial Services)	1,280	30,029
CarrAmerica Realty Corp. (REIT)	512	22,810
CB Richard Ellis Group, Inc.—Class A * (Real Estate)	1,792	44,620
CBL & Associates Properties, Inc. (REIT)	512	19,932
Chicago Mercantile Exchange (Diversified Financial Services)	256	125,734
Chubb Corp. (Insurance)	4,096	204,390
Cincinnati Financial Corp. (Insurance)	1,536	72,207
CIT Group, Inc. (Diversified Financial Services)	1,792	93,704
Citigroup, Inc. (Diversified Financial Services)	47,616	2,296,995
City National Corp. (Banks)	512	33,326
Colonial Properties Trust (REIT)	512	25,293
Comerica, Inc. (Banks)	1,536	79,857
Commerce Bancorp, Inc. (Banks)	1,792	63,921
Commerce Bancshares, Inc. (Banks)	768	38,438
Compass Bancshares, Inc. (Banks)	1,280	71,168
Conseco, Inc. * (Insurance)	1,536	35,482
Corporate Office Properties Trust (REIT)	512	21,545
Countrywide Credit Industries, Inc. (Diversified Financial Services)	5,888	224,215
Cullen/Frost Bankers, Inc. (Banks)	512	29,338
Developers Diversified Realty Corp. (REIT)	1,024	53,432
Duke-Weeks Realty Corp. (REIT)	1,280	44,992
E *TRADE Financial Corp. * (Diversified Financial Services)	4,096	93,471
East-West Bancorp, Inc. (Banks)	512	19,410
Eaton Vance Corp. (Diversified Financial Services)	1,280	31,949
Edwards (A.G.), Inc. (Diversified Financial Services)	768	42,486
Endurance Specialty Holdings, Ltd. (Insurance)	512	16,384
Equifax, Inc. (Commercial Services)	1,280	43,955
Equity Office Properties Trust (REIT)	3,584	130,851
Equity Residential Properties Trust (REIT)	2,816	125,960
Erie Indemnity Co.—Class A (Insurance)	512	26,624
Essex Property Trust, Inc. (REIT)	256	28,585
Everest Re Group, Ltd. (Insurance)	512	44,324
Fannie Mae (Diversified Financial Services)	9,216	443,290
Federal Realty Investment Trust (REIT)	512	35,840
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,024	32,256
Fidelity National Financial, Inc. (Insurance)	1,536	59,827
Fifth Third Bancorp (Banks)	4,608	170,266

See accompanying notes to the financial statements.

41

PROFUNDS VP ProFund VP Financials (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

First American Financial Corp. (Insurance)	768	$32,463
First Horizon National Corp. (Banks)	1,280	51,456
First Midwest Bancorp, Inc. (Banks)	512	18,985
Forest City Enterprises, Inc.—Class A (Real Estate)	512	25,554
Franklin Resources, Inc. (Diversified Financial Services)	1,792	155,564
Freddie Mac (Diversified Financial Services)	6,656	379,459
Fulton Financial Corp. (Banks)	1,536	24,453
General Growth Properties, Inc. (REIT)	2,048	92,283
Genworth Financial, Inc.—Class A (Diversified Financial Services)	4,352	151,624
Golden West Financial Corp. (Savings & Loans)	2,816	208,947
Hanover Insurance Group, Inc. (Insurance)	512	24,300
Hartford Financial Services Group, Inc. (Insurance)	2,816	238,234
HCC Insurance Holdings, Inc. (Insurance)	1,024	30,147
Health Care Property Investors, Inc. (REIT)	1,280	34,227
Health Care REIT, Inc. (REIT)	512	17,894
Home Properties, Inc. (REIT)	256	14,211
Hospitality Properties Trust (REIT)	512	22,487
Host Marriott Corp. (REIT)	5,120	111,974
HRPT Properties Trust (REIT)	2,048	23,675
Hudson City Bancorp, Inc. (Savings & Loans)	5,120	68,250
Huntington Bancshares, Inc. (Banks)	2,304	54,328
IndyMac Bancorp, Inc. (Diversified Financial Services)	512	23,475
Investment Technology Group, Inc. * (Diversified Financial Services)	512	26,040
Investors Financial Services Corp. (Banks)	512	22,989
iStar Financial, Inc. (REIT)	1,024	38,656
J.P. Morgan Chase & Co. (Diversified Financial Services)	33,280	1,397,760
Janus Capital Group, Inc. (Diversified Financial Services)	2,048	36,659
Jefferies Group, Inc. (Diversified Financial Services)	1,024	30,341
Jones Lang LaSalle, Inc. (Real Estate)	256	22,413
KeyCorp (Banks)	3,840	137,011
Kilroy Realty Corp. (REIT)	256	18,496
Kimco Realty Corp. (REIT)	2,048	74,732
Legg Mason, Inc. (Diversified Financial Services)	1,280	127,386
Liberty Property Trust (REIT)	768	33,946
Lincoln National Corp. (Insurance)	2,816	158,935
Loews Corp. (Insurance)	4,608	163,354
M&T Bank Corp. (Banks)	768	90,563
Mack-Cali Realty Corp. (REIT)	512	23,511
Marsh & McLennan Cos., Inc. (Insurance)	5,376	144,561
Marshall & Ilsley Corp. (Banks)	2,048	93,676
MBIA, Inc. (Insurance)	1,280	74,944
Mellon Financial Corp. (Banks)	3,840	132,211
Mercantile Bankshares Corp. (Banks)	1,280	45,658
Merrill Lynch & Co., Inc. (Diversified Financial Services)	8,704	605,450
MetLife, Inc. (Insurance)	4,352	222,866
MGIC Investment Corp. (Insurance)	768	49,920
Moneygram International, Inc. (Software)	768	26,074
Moody’s Corp. (Commercial Services)	2,304	125,476
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,472	598,725
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	1,024	30,618
National City Corp. (Banks)	5,376	194,557
Nationwide Financial Services (Insurance)	512	22,569
New Century Financial Corp. (REIT)	512	23,424
New Plan Excel Realty Trust, Inc. (REIT)	1,024	25,283
New York Community Bancorp (Savings & Loans)	2,560	42,266
North Fork Bancorp, Inc. (Banks)	4,096	123,576
Northern Trust Corp. (Banks)	1,792	99,098
Nuveen Investments—Class A (Diversified Financial Services)	768	33,062
NYSE Group, Inc. * (Diversified Financial Services)	512	35,062
Ohio Casualty Corp. (Insurance)	512	15,222
Old Republic International Corp. (Insurance)	2,048	43,766
Pan Pacific Retail Properties (REIT)	512	35,517
PartnerRe, Ltd. (Insurance)	512	32,794
People’s Bank (Savings & Loans)	512	16,819
Philadelphia Consolidated Holding Corp. * (Insurance)	512	15,544
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,792	63,616
PMI Group, Inc. (Insurance)	768	34,237
PNC Financial Services Group (Banks)	2,816	197,599
Popular, Inc. (Banks)	2,560	49,152
Post Properties, Inc. (REIT)	512	23,214
Principal Financial Group, Inc. (Insurance)	2,560	142,464
Progressive Corp. (Insurance)	7,168	184,289
Prologis (REIT)	2,304	120,084
Protective Life Corp. (Insurance)	512	23,869
Prudential Financial, Inc. (Insurance)	4,608	358,042
Public Storage, Inc. (REIT)	768	58,291
Radian Group, Inc. (Insurance)	768	47,447
Raymond James Financial Corp. (Diversified Financial Services)	768	23,247
Rayonier, Inc. (Forest Products & Paper)	768	29,115
Realty Income Corp. (REIT)	768	16,819
Reckson Associates Realty Corp. (REIT)	768	31,780
Regency Centers Corp. (REIT)	768	47,731
Regions Financial Corp. (Banks)	4,352	144,138
RenaissanceRe Holdings (Insurance)	512	24,812
SAFECO Corp. (Insurance)	1,024	57,702
Schwab (Diversified Financial Services)	10,240	163,635
SEI Investments Co. (Software)	768	37,539
Shurgard Storage Centers, Inc.—Class A (REIT)	512	32,000
Simon Property Group, Inc. (REIT)	2,048	169,860
Sky Financial Group, Inc. (Banks)	1,024	24,177
SL Green Realty Corp. (REIT)	512	56,049
SLM Corp. (Diversified Financial Services)	3,840	203,213
South Financial Group, Inc. (Banks)	768	20,283
Sovereign Bancorp, Inc. (Savings & Loans)	3,840	77,990
St. Joe Co. (Real Estate)	768	35,743
St. Paul Cos., Inc. (Insurance)	6,656	296,724
StanCorp Financial Group, Inc. (Insurance)	512	26,066
State Street Corp. (Banks)	3,072	178,452
SunTrust Banks, Inc. (Banks)	3,584	273,316
Synovus Financial Corp. (Banks)	2,560	68,557
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,560	96,794
Taubman Centers, Inc. (REIT)	512	20,941
TCF Financial Corp. (Banks)	1,280	33,856
TD Ameritrade Holding Corp. (Diversified Financial Services)	3,072	45,496
TD Banknorth, Inc. (Banks)	1,024	30,157
Texas Regional Bancshares, Inc.—Class A (Banks)	512	19,415
The Colonial BancGroup, Inc. (Banks)	1,536	39,444
The Commerce Group, Inc. (Insurance)	512	15,124
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,584	539,141
The Macerich Co. (REIT)	768	53,914
Thornburg Mortgage Asset Corp. (REIT)	1,024	28,539
Torchmark Corp. (Insurance)	1,024	62,177
Trizec Properties, Inc. (REIT)	1,024	29,327
U.S. Bancorp (Banks)	17,152	529,654
UnionBanCal Corp. (Banks)	512	33,070
United Dominion Realty Trust, Inc. (REIT)	1,280	35,853
Unitrin, Inc. (Insurance)	512	22,318
UnumProvident Corp. (Insurance)	2,816	51,054
Valley National Bancorp (Banks)	1,024	26,327

See accompanying notes to the financial statements.

42

PROFUNDS VP ProFund VP Financials (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Ventas, Inc. (REIT)	1,024	$34,693
Vornado Realty Trust (REIT)	1,280	124,864
W.R. Berkley Corp. (Insurance)	1,792	61,161
Wachovia Corp. (Banks)	15,360	830,669
Washington Federal, Inc. (Savings & Loans)	768	17,810
Washington Mutual, Inc. (Savings & Loans)	9,472	431,733
Webster Financial Corp. (Banks)	512	24,289
Weingarten Realty Investors (REIT)	768	29,399
Wells Fargo & Co. (Banks)	16,128	1,081,866
Whitney Holding Corp. (Banks)	512	18,109
Willis Group Holdings, Ltd. (Insurance)	1,280	41,088
Wilmington Trust Corp. (Banks)	768	32,394
XL Capital, Ltd.—Class A (Insurance)	1,792	109,850
Zions Bancorp (Banks)	1,024	79,811

TOTAL COMMON STOCKS (Cost $19,604,021)
(Cost $19,604,021)		26,915,830

Repurchase Agreements (0.7%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $184,076 (Collateralized by $185,000 Federal National Mortgage Association, 5.00%, 1/15/07, market value $188,648)	$184,000	184,000

TOTAL REPURCHASE AGREEMENTS
(Cost $184,000)		184,000

TOTAL INVESTMENT SECURITIES
(Cost $19,788,021)—100.1%		27,099,830
Net other assets (liabilities)—(0.1)%		(16,317)

NET ASSETS—100.0%		$27,083,513

*	Non-income producing security
REIT	Real Estate Investment Trust

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of June 30, 2006:
Banks	29.8%
Commercial Services	0.6%
Diversified Financial Services	34.2%
Forest Products & Paper	0.3%
Insurance	21.1%
Real Estate	0.6%
Real Estate Investment Trust	9.3%
Savings & Loans	3.3%
Software	0.2%
Others **	0.6%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

43

PROFUNDS VP ProFund VP Financials (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $19,604,021)	$26,915,830
Repurchase agreements, at cost	184,000

Total Investments	27,099,830
Cash	793
Dividends and interest receivable	31,462
Receivable for capital shares issued	1,031
Prepaid expenses	482

Total Assets	27,133,598

Liabilities:
Payable for capital shares redeemed	10,795
Advisory fees payable	16,337
Management services fees payable	2,178
Administration fees payable	692
Administrative services fees payable	3,436
Distribution fees payable	7,832
Trustee fees payable	3
Transfer agency fees payable	702
Fund accounting fees payable	1,103
Compliance services fees payable	323
Other accrued expenses	6,684

Total Liabilities	50,085

Net Assets	$27,083,513

Net Assets consist of:
Capital	$25,867,185
Accumulated net investment income (loss)	413,361
Accumulated net realized gains (losses) on investments	(6,508,842)
Net unrealized appreciation (depreciation) on investments	7,311,809

Net Assets	$27,083,513

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	755,987

Net Asset Value (offering and redemption price per share)	$35.83

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$516,954
Interest	833

Total Investment Income	517,787

Expenses:
Advisory fees	129,623
Management services fees	25,925
Administration fees	4,785
Transfer agency fees	3,793
Administrative services fees	70,669
Distribution fees	43,208
Custody fees	9,832
Fund accounting fees	6,429
Trustee fees	149
Compliance services fees	330
Other fees	8,683

Total Gross Expenses before reductions	303,426
Less Expenses reduced by the Advisor	(2,461)

Total Net Expenses	300,965

Net Investment Income (Loss)	216,822

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(286,930)
Change in net unrealized appreciation/depreciation on investments	266,438

Net Realized and Unrealized Gains (Losses) on Investments	(20,492)
Change in Net Assets Resulting from Operations	$196,330

See accompanying notes to the financial statements.

44

PROFUNDS VP ProFund VP Financials

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$216,822	$196,539
Net realized gains (losses) on investments	(286,930)	193,060
Change in net unrealized appreciation/depreciation on investments	266,438	581,285

Change in net assets resulting from operations	196,330	970,884

Distributions to Shareholders From:
Net investment income	—	(179,899)

Change in net assets resulting from distributions	—	(179,899)

Capital Transactions:
Proceeds from shares issued	56,289,420	86,605,195
Dividends reinvested	—	179,899
Cost of shares redeemed	(65,326,263)	(82,418,733)

Change in net assets resulting from capital transactions	(9,036,843)	4,366,361

Change in net assets	(8,840,513)	5,157,346

Net Assets:
Beginning of period	35,924,026	30,766,680

End of period	$27,083,513	$35,924,026

Accumulated net investment income (loss)	$413,361	$196,539

Share Transactions:
Issued	1,549,499	2,615,392
Reinvested	—	5,486
Redeemed	(1,824,748)	(2,499,975)

Change in shares	(275,249)	120,903

See accompanying notes to the financial statements.

45

PROFUNDS VP ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	For the period January 22, 2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$34.84		$33.80	$30.72	$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss) (b)	0.22		0.27	0.20	0.11	0.06	0.04
Net realized and unrealized gains (losses) on investments	0.77	(f)	1.06	2.97	6.80	(4.23)	(2.02)

Total income (loss) from investment activities	0.99		1.33	3.17	6.91	(4.17)	(1.98)

Distributions to Shareholders From:
Net investment income	—		(0.29)	(0.09)	(0.04)	—	—

Net Asset Value, End of Period	$33.83		$34.84	$33.80	$30.72	$23.85	$28.02

Total Return	2.84	% (c)	3.98%	10.34%	28.99%	(14.88)%	(6.60	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.76%		1.92%	1.92%	2.07%	2.14%	2.10%
Net expenses (d)	1.74%		1.92%	1.92%	1.98%	1.98%	2.10%
Net investment income (loss) (d)	1.25%		0.80%	0.63%	0.42%	0.22%	0.16%

Supplemental Data:
Net assets, end of period (000’s)	$27,084		$35,924	$30,767	$21,024	$11,898	$20,089
Portfolio turnover rate (e)	141	% (c)	316%	595%	726%	1,341%	1,330	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

(f)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

46

PROFUNDS VP
ProFund VP Health Care
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care - Sector Composition
% of Index

Pharmaceuticals & Biotechnology	63.10%
Health Care Equipment & Services	36.90%

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2006
(unaudited)

Common Stocks (99.8%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	36,720	$1,601,359
Abraxis Bioscience, Inc. * (Pharmaceuticals)	408	9,727
Advanced Medical Optics, Inc. * (Healthcare-Products)	1,632	82,742
Aetna, Inc. (Healthcare-Services)	13,872	553,909
Affymetrix, Inc. * (Biotechnology)	1,632	41,779
Albany Molecular Research, Inc. * (Commercial Services)	408	4,357
Alcon, Inc. (Healthcare-Products)	2,040	201,042
Alexion Pharmaceuticals, Inc. * (Biotechnology)	816	29,474
Alkermes, Inc. * (Pharmaceuticals)	2,040	38,597
Allergan, Inc. (Pharmaceuticals)	3,672	393,859
Alpharma, Inc. (Pharmaceuticals)	1,224	29,425
American Medical Systems Holdings, Inc. * (Healthcare-Products)	1,632	27,173
AMERIGROUP Corp. * (Healthcare-Services)	1,224	37,993
Amgen, Inc. * (Biotechnology)	28,152	1,836,354
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	2,856	141,001
Applera Corp.—Applied Biosystems Group (Electronics)	4,488	145,187
Applera Corp.—Celera Genomics Group * (Biotechnology)	2,040	26,418
Apria Healthcare Group, Inc. * (Healthcare-Services)	816	15,422
ArthroCare Corp. * (Healthcare-Products)	816	34,280
Bard (C.R.), Inc. (Healthcare-Products)	2,448	179,340
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	2,448	116,745
Bausch & Lomb, Inc. (Healthcare-Products)	1,224	60,025
Baxter International, Inc. (Healthcare-Products)	15,912	584,924
Beckman Coulter, Inc. (Healthcare-Products)	1,632	90,658
Becton, Dickinson & Co. (Healthcare-Products)	5,712	349,174
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	408	26,496
Biogen Idec, Inc. * (Biotechnology)	8,160	378,053
Biomet, Inc. (Healthcare-Products)	5,304	165,962
Biosite Diagnostics, Inc. * (Healthcare-Products)	408	18,629
Boston Scientific Corp. * (Healthcare-Products)	32,639	549,640
Bristol-Myers Squibb Co. (Pharmaceuticals)	46,920	1,213,351
Caremark Rx, Inc. (Pharmaceuticals)	10,608	529,021
Celgene Corp. * (Biotechnology)	8,160	387,029
Cell Genesys, Inc. * (Biotechnology)	1,224	6,144
Cell Therapeutics, Inc. * (Pharmaceuticals)	2,448	3,525
Centene Corp. * (Healthcare-Services)	1,224	28,801
Cephalon, Inc. * (Pharmaceuticals)	1,632	98,083
Charles River Laboratories International, Inc. * (Biotechnology)	1,632	60,058
CIGNA Corp. (Insurance)	2,856	281,345
Community Health Systems, Inc. * (Healthcare-Services)	2,448	89,964
Cooper Cos., Inc. (Healthcare-Products)	1,224	54,211
Covance, Inc. * (Healthcare-Services)	1,632	99,911
Coventry Health Care, Inc. * (Healthcare-Services)	3,672	201,740
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,224	30,820
CuraGen Corp. * (Biotechnology)	1,224	4,284
CV Therapeutics, Inc. * (Pharmaceuticals)	1,224	17,099
Cyberonics, Inc. * (Healthcare-Products)	408	8,699
CYTYC Corp. * (Healthcare-Products)	2,856	72,428
Dade Behring Holdings, Inc. (Healthcare-Products)	2,040	84,946
Datascope Corp. (Healthcare-Products)	408	12,583
DaVita, Inc. * (Healthcare-Services)	2,448	121,666
Delta & Pine Land Co. (Agriculture)	816	23,990
DENTSPLY International, Inc. (Healthcare-Products)	1,632	98,899
Diagnostic Products Corp. (Healthcare-Products)	408	23,733
Edwards Lifesciences Corp. * (Healthcare-Products)	1,224	55,606
Eli Lilly & Co. (Pharmaceuticals)	23,256	1,285,359
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	3,264	107,647
Enzo Biochem, Inc. * (Biotechnology)	816	12,305
Enzon, Inc. * (Biotechnology)	1,224	9,229
eResearch Technology, Inc. * (Internet)	816	7,426
Express Scripts, Inc. * (Pharmaceuticals)	2,856	204,889
Fisher Scientific International, Inc. * (Electronics)	2,856	208,632
Forest Laboratories, Inc. * (Pharmaceuticals)	7,752	299,925
Gen-Probe, Inc. * (Healthcare-Products)	1,224	66,072
Genentech, Inc. * (Biotechnology)	11,016	901,108
Genzyme Corp. * (Biotechnology)	6,120	373,626
Gilead Sciences, Inc. * (Pharmaceuticals)	11,016	651,707
Haemonetics Corp. * (Healthcare-Products)	816	37,952
HCA, Inc. (Healthcare-Services)	9,384	404,920
Health Management Associates, Inc.—Class A (Healthcare-Services)	5,712	112,584
Health Net, Inc. * (Healthcare-Services)	2,856	129,006
Healthways, Inc. * (Healthcare-Services)	816	42,954
Henry Schein, Inc. * (Healthcare-Products)	2,040	95,329
Hillenbrand Industries, Inc. (Healthcare-Products)	1,224	59,364
Hologic, Inc. * (Healthcare-Products)	1,224	60,417
Hospira, Inc. * (Pharmaceuticals)	3,672	157,676
Human Genome Sciences, Inc. * (Biotechnology)	3,264	34,925
Humana, Inc. * (Healthcare-Services)	4,080	219,096

See accompanying notes to the financial statements.

47

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

ICOS Corp. * (Biotechnology)	1,224	$26,916
IDEXX Laboratories, Inc. * (Healthcare-Products)	816	61,306
ImClone Systems, Inc. * (Pharmaceuticals)	1,632	63,060
Immucor, Inc. * (Healthcare-Products)	1,632	31,383
Incyte Genomics, Inc. * (Biotechnology)	1,632	7,507
InterMune, Inc. * (Biotechnology)	816	13,423
Intuitive Surgical, Inc. * (Healthcare-Products)	816	96,264
Invacare Corp. (Healthcare-Products)	816	20,302
Invitrogen Corp. * (Biotechnology)	1,224	80,870
Johnson & Johnson (Healthcare-Products)	70,992	4,253,840
Kinetic Concepts, Inc. * (Healthcare-Products)	1,224	54,040
King Pharmaceuticals, Inc. * (Pharmaceuticals)	5,712	97,104
Kyphon, Inc. * (Healthcare-Products)	1,224	46,953
Laboratory Corp. of America Holdings * (Healthcare-Services)	2,856	177,729
LifePoint Hospitals, Inc. * (Healthcare-Services)	1,224	39,327
Lincare Holdings, Inc. * (Healthcare-Services)	2,448	92,632
Magellan Health Services, Inc. * (Healthcare-Services)	816	36,973
Manor Care, Inc. (Healthcare-Services)	2,040	95,717
Medarex, Inc. * (Pharmaceuticals)	2,856	27,446
Medco Health Solutions, Inc. * (Pharmaceuticals)	7,344	420,664
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,224	29,376
MedImmune, Inc. * (Biotechnology)	6,120	165,852
Medtronic, Inc. (Healthcare-Products)	28,968	1,359,178
Mentor Corp. (Healthcare-Products)	816	35,496
Merck & Co., Inc. (Pharmaceuticals)	52,632	1,917,384
MGI Pharma, Inc. * (Pharmaceuticals)	2,040	43,860
Millennium Pharmaceuticals, Inc. * (Biotechnology)	7,344	73,220
Millipore Corp. * (Biotechnology)	1,224	77,100
Molecular Devices Corp. * (Electronics)	408	12,468
Mylan Laboratories, Inc. (Pharmaceuticals)	4,896	97,920
Myriad Genetics, Inc. * (Biotechnology)	816	20,604
Nabi Biopharmaceuticals * (Pharmaceuticals)	1,224	7,026
Nektar Therapeutics * (Biotechnology)	2,040	37,414
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	816	8,650
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	408	7,303
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	1,224	5,973
Odyssey Healthcare, Inc. * (Healthcare-Services)	816	14,337
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	816	13,733
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,224	40,343
Owens & Minor, Inc. (Distribution/Wholesale)	816	23,338
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	816	15,063
PAREXEL International Corp. * (Commercial Services)	816	23,542
Patterson Cos., Inc. * (Healthcare-Products)	3,264	114,012
PDL BioPharma, Inc. * (Biotechnology)	2,856	52,579
Pediatrix Medical Group, Inc. * (Healthcare-Services)	1,224	55,447
Perrigo Co. (Pharmaceuticals)	2,040	32,844
Pfizer, Inc. (Pharmaceuticals)	175,440	4,117,576
Pharmaceutical Product Development, Inc. (Commercial Services)	2,448	85,974
PolyMedica Corp. (Healthcare-Products)	408	14,672
PSS World Medical, Inc. * (Healthcare-Products)	1,632	28,805
Psychiatric Solutions, Inc. * (Healthcare-Services)	1,224	35,080
Quest Diagnostics, Inc. (Healthcare-Services)	3,672	220,026
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,224	15,692
ResMed, Inc. * (Healthcare-Products)	1,632	76,622
Respironics, Inc. * (Healthcare-Products)	1,632	55,847
Savient Pharmaceuticals, Inc. * (Biotechnology)	1,632	8,568
Schering-Plough Corp. (Pharmaceuticals)	35,088	667,725
Sepracor, Inc. * (Pharmaceuticals)	2,448	139,879
Sierra Health Services, Inc. * (Healthcare-Services)	1,224	55,117
St. Jude Medical, Inc. * (Healthcare-Products)	8,568	277,775
STERIS Corp. (Healthcare-Products)	1,632	37,308
Stryker Corp. (Healthcare-Products)	6,528	274,894
Sunrise Assisted Living, Inc. * (Healthcare-Services)	1,224	33,844
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	408	4,329
Techne Corp. * (Healthcare-Products)	816	41,551
Telik, Inc. * (Biotechnology)	1,224	20,196
Tenet Healthcare Corp. * (Healthcare-Services)	11,016	76,892
The Medicines Co. * (Pharmaceuticals)	1,224	23,929
Thermo Electron Corp. * (Electronics)	4,080	147,859
Triad Hospitals, Inc. * (Healthcare-Services)	2,040	80,743
Trimeris, Inc. * (Pharmaceuticals)	408	4,688
United Surgical Partners International, Inc. * (Healthcare-Services)	1,224	36,806
United Therapeutics Corp. * (Pharmaceuticals)	408	23,570
UnitedHealth Group, Inc. (Healthcare-Services)	32,232	1,443,348
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,224	61,518
Valeant Pharmaceuticals International (Pharmaceuticals)	2,040	34,517
Varian Medical Systems, Inc. * (Healthcare-Products)	3,264	154,550
Varian, Inc. * (Electronics)	816	33,872
Ventana Medical Systems, Inc. * (Healthcare-Products)	816	38,499
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,448	89,866
Viasys Healthcare, Inc. * (Healthcare-Products)	816	20,890
Waters Corp. * (Electronics)	2,448	108,691
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	2,448	56,989
WellCare Health Plans, Inc. * (Healthcare-Services)	816	40,025
WellPoint, Inc. * (Healthcare-Services)	15,096	1,098,535
Wyeth (Pharmaceuticals)	31,824	1,413,304
Zimmer Holdings, Inc. * (Healthcare-Products)	5,712	323,985

TOTAL COMMON STOCKS
(Cost $30,492,248)		38,411,902

Repurchase Agreements (0.3%)
	Principal Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $119,049, (Collateralized by $120,000 of Federal National Mortgage Association, 5.00%, 1/15/07, market value $122,366)	$119,000	119,000

TOTAL REPURCHASE AGREEMENTS
(Cost $119,000)		119,000

TOTAL INVESTMENT SECURITIES
(Cost $30,611,248)—100.1%		38,530,902
Net other assets (liabilities)—(0.1)%		(26,773)

NET ASSETS—100.0%		$38,504,129

* Non-income producing security

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of June 30, 2006:
Agriculture		0.1%
Biotechnology		12.5%
Commercial Services		0.3%
Distribution/Wholesale		0.1%

See accompanying notes to the financial statements.

48

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2006
(unaudited)

Electronics	1.7%
Healthcare-Products	27.2%
Healthcare-Services	14.9%
Insurance	0.7%
Internet	NM
Pharmaceuticals	42.3%
Other **	0.2%

** Includes non-equity securities and net other assets (liabilities).
NM Not meaningful, amount is less than 0.05%.
See accompanying notes to the financial statements.

49

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments June 30, 2006
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $30,492,248)	$38,411,902
Repurchase agreements, at cost	119,000

Total Investment Securities	38,530,902
Cash	285
Dividends and interest receivable	18,562
Receivable for capital shares issued	28,151
Prepaid expenses	447

Total Assets	38,578,347

Liabilities:
Payable for capital shares redeemed	137
Advisory fees payable	22,558
Management services fees payable	3,008
Administration fees payable	951
Administrative services fees payable	6,262
Distribution fees payable	8,934
Trustee fees payable	4
Transfer agency fees payable	969
Fund accounting fees payable	1,455
Compliance services fees payable	363
Other accrued expenses	29,577

Total Liabilities	74,218

Net Assets	$38,504,129

Net Assets consist of:
Capital	$43,834,688
Accumulated net investment income (loss)	(84,758)
Accumulated net realized gains (losses) on investments	(13,165,455)
Net unrealized appreciation (depreciation) on investments	7,919,654

Net Assets	$38,504,129

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	$1,434,732

Net Asset Value (offering and redemption price per share)	$26.84

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$264,395
Interest	1,435

Total Investment Income	265,830

Expenses:
Advisory fees	141,988
Management services fees	28,398
Administration fees	5,990
Transfer agency fees	7,450
Administrative services fees	79,202
Distribution fees	47,329
Custody fees	12,798
Fund accounting fees	12,298
Trustee fees	272
Compliance services fees	681
Other fees	17,047

Total Gross Expenses before reductions	353,453
Less Expenses reduced by the Advisor	(2,865)

Total Net Expenses	350,588

Net Investment Income (Loss)	(84,758)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,255,170
Change in net unrealized appreciation/depreciation on investments	(2,428,030)

Net Realized and Unrealized Gains (Losses) on Investments	(1,172,860)

Change in Net Assets Resulting from Operations	$(1,257,618)

See accompanying notes to the financial statements.

50

PROFUNDS VP ProFund VP Health Care

Statements of Changes in Net Assets
	For the six months ended June 30, 2006	For the year ended December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(84,758)	$(279,417)
Net realized gains (losses) on investments	1,255,170	(1,211,488)
Change in net unrealized appreciation/depreciation on investments	(2,428,030)	4,081,068

Change in net assets resulting from operations	(1,257,618)	2,590,163

Capital Transactions:
Proceeds from shares issued	30,110,032	177,763,102
Cost of shares redeemed	(47,655,721)	(163,063,035)

Change in net assets resulting from capital transactions	(17,545,689)	14,700,067

Change in net assets	(18,803,307)	17,290,230
Net Assets:
Beginning of period	57,307,436	40,017,206

End of period	$38,504,129	$57,307,436

Accumulated net investment income (loss)	$(84,758)	$—

Share Transactions:
Issued	1,090,568	6,552,099
Redeemed	(1,702,027)	(6,020,634)

Change in shares	(611,459)	531,465

See accompanying notes to the financial statements.

51

PROFUNDS VP ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$28.01		$26.42	$25.81	$21.98	$28.43	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.06)		(0.15)	(0.13)	(0.15)	(0.13)	(0.30)
Net realized and unrealized gains (losses) on investments	(1.11)		1.74	0.74	3.98	(6.32)	(1.27)

Total income (loss) from investment activities	(1.17)		1.59	0.61	3.83	(6.45)	(1.57)

Net Asset Value, End of Period	$26.84		$28.01	$26.42	$25.81	$21.98	$28.43

Total Return	(4.18	)% (c)	6.02%	2.36%	17.42%	(22.69)%	(5.23	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.87%		1.89%	1.91%	2.04%	2.14%	2.06%
Net expenses (d)	1.85%		1.89%	1.91%	1.97%	1.98%	2.06%
Net investment income (loss) (d)	(0.45)%		(0.57)%	(0.51)%	(0.63)%	(0.54)%	(1.10)%

Supplemental Data:
Net assets, end of period (000’s)	$38,504		$57,307	$40,017	$25,286	$14,622	$33,227
Portfolio turnover rate (e)	67	% (c)	310%	464%	877%	897%	1,032	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

52

PROFUNDS VP
ProFund VP Technology
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective:  The ProFund VP Technology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology - Sector Composition
% of Index

Technology Hardware & Equipment	60.01%
Software & Computer Services	39.99%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2006
(unaudited)

Common Stocks (100.4%)
	Shares	Value

3Com Corp. * (Telecommunications)	2,848	$14,582
ADC Telecommunications, Inc. * (Telecommunications)	712	12,004
Adobe Systems, Inc. * (Software)	4,272	129,698
ADTRAN, Inc. (Telecommunications)	356	7,985
Advanced Micro Devices, Inc. * (Semiconductors)	3,204	78,242
Agere Systems, Inc. * (Semiconductors)	1,068	15,700
Akamai Technologies, Inc. * (Internet)	1,068	38,651
Altera Corp. * (Semiconductors)	2,492	43,735
Amdocs, Ltd. * (Telecommunications)	1,424	52,118
American Power Conversion Corp. (Electrical Components & Equipment)	1,424	27,754
American Tower Corp. * (Telecommunications)	2,848	88,630
Amkor Technology, Inc. * (Semiconductors)	712	6,736
Analog Devices, Inc. (Semiconductors)	2,492	80,093
Andrew Corp. * (Telecommunications)	1,068	9,462
ANSYS, Inc. * (Software)	356	17,024
Apple Computer, Inc. * (Computers)	6,052	345,690
Applied Materials, Inc. (Semiconductors)	11,036	179,666
Applied Micro Circuits Corp. * (Semiconductors)	2,136	5,831
Arris Group, Inc. * (Telecommunications)	712	9,341
Atmel Corp. * (Semiconductors)	3,204	17,782
ATMI, Inc. * (Semiconductors)	356	8,765
Autodesk, Inc. * (Software)	1,780	61,339
Avaya, Inc. * (Telecommunications)	3,204	36,590
Avocent Corp. * (Internet)	356	9,345
BEA Systems, Inc. * (Software)	2,848	37,280
BMC Software, Inc. * (Software)	1,424	34,034
Broadcom Corp.—Class A * (Semiconductors)	3,204	96,280
Brocade Communications Systems, Inc. * (Computers)	1,780	10,929
Brooks Automation, Inc. * (Semiconductors)	356	4,201
CA, Inc. (Software)	3,204	65,842
CACI International, Inc.—Class A * (Computers)	356	20,765
Cadence Design Systems, Inc. * (Computers)	2,136	36,632
CDW Corp. (Distribution/Wholesale)	356	19,456
Cerner Corp. * (Software)	356	13,211
Check Point Software Technologies, Ltd. * (Internet)	1,068	18,775
CIENA Corp. * (Telecommunications)	3,916	18,836
Cisco Systems, Inc. * (Telecommunications)	43,076	841,275
Citrix Systems, Inc. * (Software)	1,424	57,159
Cognizant Technology Solutions Corp. * (Computers)	1,068	71,951
Computer Sciences Corp. * (Computers)	1,424	68,979
Compuware Corp. * (Software)	2,492	16,696
Comverse Technology, Inc.*(Telecommunications)	1,424	28,152
Conexant Systems, Inc. * (Semiconductors)	3,204	8,010
Corning, Inc. * (Telecommunications)	10,680	258,349
Cree Research, Inc. * (Semiconductors)	356	8,459
Crown Castle International Corp. * (Telecommunications)	1,424	49,185
CSG Systems International, Inc. * (Software)	356	8,807
Cymer, Inc. * (Electronics)	356	16,540
Cypress Semiconductor Corp. * (Semiconductors)	1,068	15,529
Dell, Inc. * (Computers)	13,884	338,908
Diebold, Inc. (Computers)	356	14,461
Digital River, Inc. * (Internet)	356	14,379
DSP Group, Inc. * (Semiconductors)	356	8,847
DST Systems, Inc. * (Computers)	356	21,182
Dycom Industries, Inc. * (Engineering & Construction)	356	7,579
EarthLink, Inc. * (Internet)	712	6,166
Electronic Data Systems Corp. (Computers)	3,560	85,654
Electronics for Imaging, Inc. * (Computers)	356	7,433
EMC Corp. * (Computers)	16,376	179,645
Emulex Corp. * (Semiconductors)	712	11,584
F5 Networks, Inc. * (Internet)	356	19,039
Fair Isaac Corp. (Software)	356	12,926
Fairchild Semiconductor International, Inc.* (Semiconductors)	712	12,937
Filenet Corp. * (Software)	356	9,587
Finisar Corp. * (Telecommunications)	1,780	5,821
FormFactor, Inc. * (Semiconductors)	356	15,888
Foundry Networks, Inc. * (Telecommunications)	712	7,590
Freescale Semiconductor, Inc.—Class A * (Semiconductors)	2,848	82,592
Google, Inc.—Class A * (Internet)	1,424	597,126
Harris Corp. (Telecommunications)	1,068	44,333
Hewlett-Packard Co. (Computers)	19,580	620,294
Hyperion Solutions Corp. * (Software)	356	9,826
IKON Office Solutions, Inc. (Office/Business Equipment)	712	8,971
Imation Corp. (Computers)	356	14,614
Informatica Corp. * (Software)	712	9,370
Ingram Micro, Inc.—Class A * (Distribution/Wholesale)	1,068	19,363
Insight Enterprises, Inc. * (Retail)	356	6,782
Integrated Device Technology, Inc. * (Semiconductors)	1,424	20,192
Intel Corp. (Semiconductors)	40,584	769,066

See accompanying notes to the financial statements.

53

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Interdigital Communications Corp. * (Telecommunications)	356	$12,428
Intergraph Corp. * (Computers)	356	11,210
Intermec, Inc.* (Machinery-Diversified)	356	8,167
International Business Machines Corp. (Computers)	10,680	820,438
International Rectifier Corp. * (Semiconductors)	356	13,912
Internet Security Systems, Inc. * (Internet)	356	6,711
Intersil Corp.—Class A (Semiconductors)	1,068	24,831
Intuit, Inc. * (Software)	1,068	64,497
Jack Henry& Associates, Inc. (Computers)	712	13,998
JDS Uniphase Corp. * (Telecommunications)	11,748	29,722
Juniper Networks, Inc. * (Telecommunications)	3,916	62,617
KLA—Tencor Corp. (Semiconductors)	1,424	59,196
Komag, Inc. * (Computers)	356	16,440
Kronos, Inc. * (Computers)	356	12,891
Lam Research Corp. * (Semiconductors)	1,068	49,790
Lexmark International, Inc.—Class A * (Computers)	712	39,751
Linear Technology Corp. (Semiconductors)	2,136	71,535
LSI Logic Corp. * (Semiconductors)	2,848	25,490
Lucent Technologies, Inc. * (Telecommunications)	30,972	74,952
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	356	10,548
Macrovision Corp. * (Entertainment)	356	7,661
Marvell Technology Group, Ltd. * (Semiconductors)	1,780	78,907
Maxim Integrated Products, Inc. (Semiconductors)	2,136	68,587
McAfee, Inc. * (Internet)	1,068	25,920
MEMC Electronic Materials, Inc. * (Semiconductors)	1,068	40,050
Mentor Graphics Corp. * (Computers)	712	9,242
Microchip Technology, Inc. (Semiconductors)	1,424	47,775
Micron Technology, Inc. * (Semiconductors)	4,984	75,059
Micros Systems, Inc. * (Computers)	356	15,550
Microsemi Corp. * (Semiconductors)	356	8,679
Microsoft Corp. (Software)	63,368	1,476,473
Motorola, Inc. (Telecommunications)	17,444	351,497
National Semiconductor Corp. (Semiconductors)	2,492	59,434
NCR Corp. * (Computers)	1,424	52,175
Network Appliance, Inc. * (Computers)	2,492	87,968
Novell, Inc. * (Software)	2,492	16,522
Novellus Systems, Inc. * (Semiconductors)	712	17,586
Nuance Communications, Inc. * (Software)	1,068	10,744
NVIDIA Corp. * (Semiconductors)	2,492	53,055
OmniVision Technologies, Inc. * (Semiconductors)	356	7,519
Openwave Systems, Inc. * (Internet)	712	8,216
Oracle Corp. * (Software)	28,480	412,675
Palm, Inc. * (Computers)	712	11,463
Parametric Technology Corp. * (Software)	712	9,050
Perot Systems Corp.—Class A * (Computers)	712	10,310
Pitney Bowes, Inc. (Office/Business Equipment)	1,424	58,811
Plantronics, Inc. (Telecommunications)	356	7,907
PMC-Sierra, Inc. * (Semiconductors)	1,424	13,386
Polycom, Inc. * (Telecommunications)	712	15,607
Progress Software Corp. * (Software)	356	8,334
QLogic Corp. * (Semiconductors)	1,068	18,412
Qualcomm, Inc. (Telecommunications)	11,748	470,742
Rambus, Inc. * (Semiconductors)	712	16,241
RealNetworks, Inc. * (Internet)	712	7,618
Red Hat, Inc. * (Software)	1,424	33,322
Redback Networks, Inc. * (Internet)	356	6,529
Reynolds & Reynolds Co. (Computers)	356	10,919
RF Micro Devices, Inc. * (Telecommunications)	1,424	8,501
RSA Security, Inc. * (Internet)	356	9,680
Salesforce.com, Inc. * (Software)	712	18,982
SanDisk Corp. * (Computers)	1,424	72,596
SBA Communications Corp.—Class A * (Telecommunications)	712	18,612
Seagate Technology (Computers)	3,560	80,598
Semtech Corp. * (Semiconductors)	356	5,144
Silicon Laboratories, Inc. * (Semiconductors)	356	12,513
Sirf Technology Holdings, Inc. * (Semiconductors)	356	11,470
Skyworks Solutions, Inc. * (Semiconductors)	1,068	5,885
Sonus Networks, Inc. * (Telecommunications)	1,780	8,811
SRA International, Inc.—Class A * (Computers)	356	9,480
Sun Microsystems, Inc. * (Computers)	24,564	101,941
Sybase, Inc. * (Software)	712	13,813
Sycamore Networks, Inc. * (Telecommunications)	1,424	5,781
Symantec Corp. * (Internet)	7,120	110,645
Synopsys, Inc. * (Computers)	1,068	20,046
Tech Data Corp. * (Distribution/Wholesale)	356	13,638
Tekelec * (Telecommunications)	356	4,397
Tellabs, Inc. * (Telecommunications)	2,848	37,907
Teradyne, Inc. * (Semiconductors)	1,424	19,836
Tessera Technologies, Inc. * (Semiconductors)	356	9,790
Texas Instruments, Inc. (Semiconductors)	11,036	334,280
Tibco Software, Inc. * (Internet)	1,424	10,039
Transaction Systems Architect, Inc. * (Software)	356	14,842
Trident Microsystems, Inc. * (Software)	356	6,757
Unisys Corp. * (Computers)	2,492	15,650
United Stationers, Inc. * (Distribution/Wholesale)	356	17,558
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	356	11,609
VeriFone Holdings, Inc. * (Software)	356	10,851
VeriSign, Inc. * (Internet)	1,780	41,243
Websense, Inc. * (Internet)	356	7,312
Western Digital Corp. * (Computers)	1,424	28,209
Wind River Systems, Inc. * (Software)	712	6,337
Xerox Corp. * (Office/Business Equipment)	6,408	89,136
Xilinx, Inc. (Semiconductors)	2,492	56,444
Yahoo!, Inc. * (Internet)	9,256	305,448
Zoran Corp. * (Semiconductors)	356	8,665

TOTAL COMMON STOCKS
(Cost $7,741,945)		12,727,765

Repurchase Agreements (0.2%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $26,011 (Collateralized by $27,000Federal National Mortgage Association, 5.00%, 1/15/07, market value $27,532)	$26,000	26,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,000)		26,000

TOTAL INVESTMENT SECURITIES
(Cost $7,767,945)—100.6%		12,753,765
Net other assets (liabilities)—(0.6)%		(72,592)

NET ASSETS—100.0%		$12,681,173

* Non-income producing security

See accompanying notes to the financial statements.

54

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	June 30, 2006
(unaudited)

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Computers	25.8%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	9.8%
Machinery-Diversified	0.1%
Office/Business Equipment	1.2%
Retail	0.1%
Semiconductors	21.4%
Software	20.4%
Telecommunications	20.5%
Other **	(0.4)%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

55

PROFUNDS VP
ProFund VP Technology
(unaudited)

Statement of Assets and Liabilities
June 30, 2006
Assets:
Securities, at value (Cost $7,741,945)	$12,727,765
Repurchase agreements, at cost	26,000

Total Investment Securities	12,753,765
Cash	348
Dividends and interest receivable	2,889
Receivable for investments sold	464,694
Receivable for capital shares issued	5
Prepaid expenses	229

Total Assets	13,221,930

Liabilities:
Payable for capital shares redeemed	519,148
Advisory fees payable	8,909
Management services fees payable	1,188
Administration fees payable	377
Administrative services fees payable	1,968
Distribution fees payable	4,673
Trustee fees payable	1
Transfer agency fees payable	383
Fund accounting fees payable	634
Compliance services fees payable	160
Other accrued expenses	3,316

Total Liabilities	540,757

Net Assets	$12,681,173

Net Assets consist of:
Capital	$20,370,223
Accumulated net investment income (loss)	(104,287)
Accumulated net realized gains (losses) on investments	(12,570,583)
Net unrealized appreciation (depreciation) on investments	4,985,820

Net Assets	$12,681,173

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	899,183

Net Asset Value (offering and redemption price per share)	$14.10

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$55,146
Interest	660

Total Investment Income	55,806

Expenses:
Advisory fees	69,585
Management services fees	13,917
Administration fees	2,409
Transfer agency fees	1,978
Administrative services fees	34,434
Distribution fees	23,195
Custody fees	7,666
Fund accounting fees	3,554
Trustee fees	78
Compliance services fees	163
Other fees	4,442

Total Gross Expenses before reductions	161,421
Less Expenses reduced by the Advisor	(1,328)

Total Net Expenses	160,093

Net Investment Income (Loss)	(104,287)

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities	267,287
Change in net unrealized appreciation/depreciation on investments	(970,393)

Net Realized and Unrealized Gains (Losses) on Investments	(703,106)

Change in Net Assets Resulting from Operations	$(807,393)

See accompanying notes to the financial statements.

56

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets

	For the six months ended June 30, 2006	For the year ended December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(104,287)	$(231,556)
Net realized gains (losses) on investments	267,287	1,492,123
Change in net unrealized appreciation/depreciation on investments	(970,393)	(1,300,789)

Change in net assets resulting from operations	(807,393)	(40,222)

Distributions to Shareholders From:
Net investment income	—	(97,825)
Net realized gains on investments	—	(973,472)

Change in net assets resulting from distributions	—	(1,071,297)

Capital Transactions:
Proceeds from shares issued	21,197,178	72,308,623
Dividends reinvested	—	1,071,297
Cost of shares redeemed	(27,424,408)	(77,029,037)

Change in net assets resulting from capital transactions	(6,227,230)	(3,649,117)

Change in net assets	(7,034,623)	(4,760,636)
Net Assets:
Beginning of period	19,715,796	24,476,432

End of period	$12,681,173	$19,715,796

Accumulated net investment income (loss)	$(104,287)	$—

Share Transactions:
Issued	1,376,491	4,858,358
Reinvested	—	68,938
Redeemed	(1,799,482)	(5,204,837)

Change in shares	(422,991)	(277,541)

See accompanying notes to the financial statements.

57

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a)through December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$14.91		$15.30	$15.56	$10.66	$17.97	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.08)		(0.19)	0.06	(0.20)	(0.24)	(0.34)
Net realized and unrealized gains (losses) on investments	(0.73)		0.40 (c)	(0.14)	5.10	(7.07)	(11.69)

Total income (loss) from investment activities	(0.81)		0.21	(0.08)	4.90	(7.31)	(12.03)

Distributions to Shareholders From:
Net investment income	—		(0.05)	—	—	—	—
Net realized gains on investments	—		(0.55)	(0.18)	—	—	—

Total distributions	—		(0.60)	(0.18)	—	—	—

Net Asset Value, End of Period	$14.10		$14.91	$15.30	$15.56	$10.66	$17.97

Total Return	(5.43	)% (d)	1.22%	(0.43)%	45.97%	(40.68)%	(40.10	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.74%		1.89%	1.87%	1.93%	2.27%	2.10%
Net expenses (e)	1.73%		1.89%	1.87%	1.93%	1.98%	2.10%
Net investment income (loss) (e)	(1.12)%		(1.29)%	0.40%	(1.47)%	(1.77)%	(1.91)%

Supplemental Data:
Net assets, end of period (000’s)	$12,681		$19,716	$24,476	$30,631	$15,271	$15,410
Portfolio turnover rate (f)	107	% (d)	381%	497%	702%	1,208%	2,548	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

58

PROFUNDS VP
ProFund VP U.S. Government Plus
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

U.S. Treasury Obligations	44%
Futures Contracts	5%
Swap Agreements	77%

Total Exposure	126%

“Market Exposure” excludes any short-term investments and cash equivalents.

PROFUNDS VP ProFund VP U.S. Government Plus	Schedule of Portfolio Investments June 30, 2006
(unaudited)

U.S. Government Agency Obligations (48.4%)

	Principal Amount	Value

Federal Agricultural Mortgage Corp. * , 4.65%, 7/3/06	$8,176,000	$8,173,888
Federal Farm Credit Bank * , 4.65%, 7/3/06	8,176,000	8,173,888
Federal Home Loan Bank * , 4.65%, 7/3/06	8,176,000	8,173,888
Federal Home Loan Mortgage Corp. * , 4.65%, 7/3/06	8,176,000	8,173,888

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $32,695,552)		32,695,552

U.S. Treasury Obligations (43.6%)

U.S. Treasury Bonds, 4.50%, 2/15/36	32,800,000	29,402,124

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,356,923)		29,402,124

Repurchase Agreements (12.1%)

UBS * 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $8,168,354 (Collateralized by $8,239,000 of various U.S. Government Agency Obligations, 4.625% - 6.00%, 1/18/08-5/15/11 market value $8,328,594)	8,165,000	8,165,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,165,000)		8,165,000

TOTAL INVESTMENT SECURITIES
(Cost $70,217,475)—104.1%		70,262,676
Net other assets (liabilities)—(4.1)%		(2,760,385)

NET ASSETS—100.0%		$67,502,291

* All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2006 (Underlying face amount at value $3,412,000)	32	$ 9,577

Swap Agreements
	Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 6/30/06 (Underlying notional amount at value $52,529,406)	58,600,000	778,652

See accompanying notes to the financial statements.

59

PROFUNDS VP
ProFund VP U.S. Government Plus
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $62,052,475)	$62,097,676
Repurchase agreements, at cost	8,165,000

Total Investment Securities	70,262,676
Segregated cash balances with brokers for
futures contracts	68,200
Interest receivable	555,637
Receivable for capital shares issued	4,304
Variation margin on futures contracts	24,000
Unrealized appreciation on swap agreements	778,652
Prepaid expenses	730

Total Assets	71,694,199

Liabilities:
Cash overdraft	23,274
Payable for capital shares redeemed	4,074,689
Advisory fees payable	31,005
Management services fees payable	6,201
Administration fees payable	1,957
Administrative services fees payable	10,311
Distribution fees payable	18,132
Trustee fees payable	7
Transfer agency fees payable	1,996
Fund accounting fees payable	2,811
Compliance services fees payable	698
Other accrued expenses	20,827

Total Liabilities	4,191,908

Net Assets	$67,502,291

Net Assets consist of:
Capital	$79,534,338
Accumulated net realized gains (losses) on investments	(12,865,477)
Net unrealized appreciation (depreciation) on investments	833,430

Net Assets	$67,502,291

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	2,401,034

Net Asset Value (offering and redemption price per share)	$28.11

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$1,650,687

Expenses:
Advisory fees	174,711
Management services fees	52,414
Administration fees	10,698
Transfer agency fees	9,621
Administrative services fees	135,947
Distribution fees	87,431
Custody fees	9,445
Fund accounting fees	15,167
Trustee fees	368
Compliance services fees	882
Other fees	15,815

Total Gross Expenses before reductions	512,499
Less Fees paid indirectly	(3,906)
Less Expenses reduced by the Advisor	(5,648)
Less Expenses reduced by the Administrator	(88)

Total Net Expenses	502,857

Net Investment Income (Loss)	1,147,830

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,486,783)
Net realized gains (losses) on futures contracts	(365,309)
Net realized gains (losses) on swap agreements	(7,034,097)
Change in net unrealized appreciation/depreciation on investments	990,437

Net Realized and Unrealized Gains (Losses) on Investments	(8,895,752)

Change in Net Assets Resulting from Operations	$(7,747,922)

See accompanying notes to the financial statements.

60

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the six months ended June 30, 2006	For the year ended December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,147,830	$1,408,187
Net realized gains (losses) on investments	(9,886,189)	2,144,796
Change in net unrealized appreciation/depreciation on investments	990,437	(1,056,923)

Change in net assets resulting from operations	(7,747,922)	2,496,060

Distributions to Shareholders From:
Net investment income	(1,147,830)	(1,408,188)

Change in net assets resulting from distributions	(1,147,830)	(1,408,188)

Capital Transactions:
Proceeds from shares issued	537,211,827	536,656,449
Dividends reinvested	1,147,644	1,408,188
Cost of shares redeemed	(553,424,451)	(491,294,605)

Change in net assets resulting from capital transactions	(15,064,980)	46,770,032

Change in net assets	(23,960,732)	47,857,904
Net Assets:
Beginning of period	91,463,023	43,605,119

End of period	$67,502,291	$91,463,023

Share Transactions:
Issued	17,832,095	16,524,986
Reinvested	38,729	43,526
Redeemed	(18,262,972)	(15,193,968)

Change in shares	(392,148)	1,374,544

See accompanying notes to the financial statements.

61

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$32.75		$30.74	$28.66	$34.12	$30.00

Investment Activities:
Net investment income (loss) (b)	0.49		0.75	0.25	0.06	0.12
Net realized and unrealized
gains (losses) on investments	(4.64)		2.01	2.09	(0.90)	4.89

Total income (loss) from
investment activities	(4.15)		2.76	2.34	(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.49)		(0.75)	(0.25)	(0.06)	(0.89)
Net realized gains on investments	—		—	—	(3.23)	—
Return of capital	—		—	(0.01)	(1.33)	—

Total distributions	(0.49)		(0.75)	(0.26)	(4.62)	(0.89)

Net Asset Value, End of Period	$28.11		$32.75	$30.74	$28.66	$34.12

Total Return	(12.72	)% (c)	9.01%	8.18%	(2.55)%	16.90	% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.47%		1.59%	1.61%	1.74%	1.71%
Net expenses (d)	1.44%		1.59%	1.61%	1.73%	1.71%
Net investment income (loss) (d)	3.29%		2.32%	0.86%	0.18%	0.56%
Supplemental Data:
Net assets, end of period (000’s)	$67,502		$91,463	$43,605	$36,776	$124,928
Portfolio turnover rate (e)	799	% (c)	1,660%	1,258%	526%	269	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

62

PROFUNDS VP
ProFund VP Rising Rates Opportunity
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(2)%
Swap Agreements	(124)%
Options	NM

Total Exposure	(126)%
“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2006
(unaudited)

U.S. Government Agency Obligations (82.5%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 4.65%, 7/3/06	$37,951,000	$37,941,196
Federal Farm Credit Bank *, 4.65%, 7/3/06	37,951,000	37,941,196
Federal Home Loan Bank *, 4.65%, 7/3/06	37,951,000	37,941,196
Federal Home Loan Mortgage Corp. *, 4.65%, 7/3/06	37,951,000	37,941,196

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $151,764,783)		151,764,784

Repurchase Agreements (20.6%)
UBS *, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $37,949,585 (Collateralized by $39,870,000 of various Federal Home Loan Bank Securities, 4.55%-5.375%, 2/15/07-6/22/10 market value $38,688,655)	37,934,000	37,934,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,934,000)		37,934,000

Options Purchased (NM)
	Contracts

10-year U.S. Treasury Bond Call Option 126 expiring February 2007	50	696
10-year U.S. Treasury Bond Call Option 128 expiring February 2007	250	3,632

TOTAL OPTIONS PURCHASED
(Cost $5,138)		4,328

TOTAL INVESTMENT SECURITIES
(Cost $189,703,921)—103.1%		189,703,112
Net other assets (liabilities)—(3.1)%		(5,633,501)

NET ASSETS—100.0%		$184,069,611

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2006 (Underlying face amount at value $3,198,750)	30	$22,455

Swap Agreements
Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 6/30/06 (Underlying notional amount at value $228,583,594)	(255,000,000)	(3,253,903)

See accompanying notes to the financial statements.

63

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $151,769,921)	$151,769,112
Repurchase agreements, at cost	37,934,000

Total Investment Securities	189,703,112
Cash	61,687
Segregated cash balances with brokers for futures contracts	45,701
Segregated cash balances with custodian for swap agreements	505
Interest receivable	5,195
Receivable for capital shares issued	99,998
Prepaid expenses	2,112

Total Assets	189,918,310

Liabilities:
Payable for capital shares redeemed	2,181,990
Unrealized depreciation on swap agreements	3,253,903
Variation margin on futures contracts	60,075
Advisory fees payable	112,367
Management services fees payable	14,982
Administration fees payable	4,744
Administrative services fees payable	61,905
Distribution fees payable	72,783
Trustee fees payable	18
Transfer agency fees payable	4,825
Fund accounting fees payable	6,789
Compliance services fees payable	1,722
Other accrued expenses	72,596

Total Liabilities	5,848,699

Net Assets	$184,069,611

Net Assets consist of:
Capital	$210,991,464
Accumulated net investment income (loss)	4,743,230
Accumulated net realized gains (losses) on investments	(28,432,826)
Net unrealized appreciation (depreciation) on investments	(3,232,257)

Net Assets	$184,069,611

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	8,222,056

Net Asset Value (offering and redemption price per share)	$22.39

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$3,817,003

Expenses:
Advisory fees	621,482
Management services fees	124,297
Administration fees	27,233
Transfer agency fees	26,577
Administrative services fees	282,554
Distribution fees	207,255
Custody fees	13,126
Fund accounting fees	41,700
Trustee fees	929
Compliance services fees	2,518
Other fees	47,150

Total Gross Expenses before reductions	1,394,821
Less Expenses reduced by the Advisor	(15,483)
Less Expenses reduced by the Administrator	(1)

Total Net Expenses	1,379,337

Net Investment Income (Loss)	2,437,666

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,137)
Net realized gains (losses) on futures contracts	144,488
Net realized gains (losses) on swap agreements	24,544,605
Change in net unrealized appreciation/depreciation on investments	(3,514,249)

Net Realized and Unrealized Gains (Losses) on Investments	21,169,707

Change in Net Assets Resulting from Operations	$23,607,373

See accompanying notes to the financial statements.

64

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the six months ended June 30, 2006 (unaudited)	For the year ended December 31, 2005

From Investment Activities:
Operations:
Net investment income (loss)	$2,437,666	$2,305,564
Net realized gains (losses) on investments	24,683,956	(22,961,122)
Change in net unrealized appreciation/depreciation on investments	(3,514,249)	3,657,738

Change in net assets resulting from operations	23,607,373	(16,997,820)

Capital Transactions:
Proceeds from shares issued	448,798,245	386,431,711
Cost of shares redeemed	(427,715,503)	(409,692,557)

Change in net assets resulting from capital transactions	21,082,742	(23,260,846)

Change in net assets	44,690,115	(40,258,666)
Net Assets:
Beginning of period	139,379,496	179,638,162

End of period	$184,069,611	$139,379,496

Accumulated net investment income (loss)	$4,743,230	$2,305,564

Share Transactions:
Issued	20,732,594	19,734,512
Redeemed	(19,795,121)	(21,093,910)

Change in shares	937,473	(1,359,398)

See accompanying notes to the financial statements.

65

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$19.13		$20.78	$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss) (b)	0.31		0.27	(0.10)	(0.23)	(0.09)
Net realized and unrealized
gains (losses) on investments	2.95		(1.92)	(2.44)	(0.77)	(5.59)

Total income (loss) from
investment activities	3.26		(1.65)	(2.54)	(1.00)	(5.68)

Net Asset Value, End of Period	$22.39		$19.13	$20.78	$23.32	$24.32

Total Return	16.98	% (c)	(7.89)%	(10.89)%	(4.11)%	(18.93	)% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.68%		1.73%	1.75%	1.91%	2.13%
Net expenses (d)	1.66%		1.73%	1.75%	1.91%	1.98%
Net investment income (loss) (d)	2.94%		1.36%	(0.45)%	(0.94)%	(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$184,070		$139,379	$179,638	$74,272	$7,168
Portfolio turnover rate (e)	—	(c)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

66

PROFUNDS VP

Notes to Financial Statements
June 30, 2006
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation
Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements
Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchaseagreement with any of the ProFunds VP will be monitored by the Advisor.

67

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts
The ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales
The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities
Each ProFund VP, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of June 30, 2006, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options
The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

68

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

Index Options
The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2006 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions
The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements
The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

69

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

Securities Transactions and Related Income
During the period, securities transactions were accounted for no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations
ProFund Advisors LLC also serves as the investment advisor for each of the additional 89 active ProFunds in the ProFunds Trust and each of the 5 active Funds in the Access One Trust. Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds and Access One Trust are allocated across the ProFunds and Access One Trust based upon relative net assets or another reasonable basis.

Distributions to Shareholders
Each of the ProFunds VP (except ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, are distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes
Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax fiscal year end of December 31st.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each ProFund VP’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

Other
Included in the Statements of Operations under the caption “Custody fees” are expense offsets arising from credits on cash balances maintained on deposit. The expense offsets are reflected on the Statements of Operations as “Fees paid indirectly.”

70

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. In addition, as Administrator, BISYS receives additional fees for support of the Trust’s Compliance Service Program. ProFunds Distributors Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services, excluding payments received under the Distribution and Services Agreements. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses. The Administrator voluntarily waived fees during the period as reflected on the Statement of Operations as “Less Expenses reduced by the Administrator.” These fees are not available to be recouped in subsequent years.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2006, the Advisor as an Authorized Firm, was reimbursed $384,527 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trust. Each of the two Independent Trustees were compensated $27,500 ($55,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trust during the period ended June 30, 2006. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

Prior to May 1, 2006, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ending December 31, 2006 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity). ProFund VP U.S. Government Plus’s operating expenses were limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Rising Rates Opportunity’s operating expenses were limited to an annualized rate of 1.78% of its average daily net assets.

Effective May 1, 2006, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the period from May 1, 2006 through December 31, 2006 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.33% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the

71

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

expense limit for the applicable period. As of June 30, 2006, the reimbursements that may potentially be made by the ProFunds VP are as follows:

	Expires 2006	Expires 2007	Expires 2008	Expires 2009

ProFund VP Large-Cap Value	$—	$745	$6,255	$—
ProFund VP Small-Cap Value	14,230	—	—	—
ProFund VP Financials	14,901	—	—	—
ProFund VP Health Care	12,012	—	—	—

During the period ended June 30, 2006, the Advisor voluntarily waived additional fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Large-Cap Value	$5,976
ProFund VP Large-Cap Growth	4,771
ProFund VP Small-Cap Value	5,425
ProFund VP Small-Cap Growth	6,293
ProFund VP Asia 30	8,235
ProFund VP Europe 30	10,221
ProFund VP Financials	2,461
ProFund VP Health Care	2,865
ProFund VP Technology	1,328
ProFund VP U.S. Government Plus	5,648
ProFund VP Rising Rates Opportunity	15,483

4.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2006 were as follows:

	Purchases	Sales

ProFund VP Large-Cap Value	$126,198,247	$115,113,952
ProFund VP Large-Cap Growth	80,407,039	108,710,650
ProFund VP Small-Cap Value	183,779,211	198,557,836
ProFund VP Small-Cap Growth	346,296,166	484,302,834
ProFund VP Asia 30	134,710,780	134,549,583
ProFund VP Europe 30	149,324,223	170,633,575
ProFund VP Financials	49,212,112	58,088,469
ProFund VP Health Care	26,397,587	43,967,732
ProFund VP Technology	19,563,524	25,827,118

The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2006 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$241,861,348	$217,628,174

5.	Concentration Risk

Each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of ProFund VP Asia 30 and ProFund VP Europe 30 may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2005, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these

72

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP Asia 30	$—	$1,349,242	$3,398	$1,352,640
ProFund VP Health Care	1,381,236	545,130	231,706	2,158,072
ProFund VP U.S. Government Plus	1,671,792	581,813	—	2,253,605
ProFund VP Rising Rates Opportunity	1,935,661	25,726,041	20,231,247	47,892,949

As of the latest tax year end of December 31, 2005, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP Asia 30	$—	$—	$27,986	$341,394	$—	$—	$369,380
ProFund VP Europe 30	4,378,124	10,516,081	5,807,241	3,450,241	3,425,937	—	27,577,624
ProFund VP Financials	—	—	2,187,753	900,139	—	—	3,087,892
ProFund VP Health Care	—	892,521	4,292,207	680,216	—	—	5,864,944
ProFund VP Technology	—	791,915	2,609,011	186,109	3,749,619	1,074,176	8,410,830
ProFund VP U.S. Government Plus	—	—	—	655,275	—	—	655,275
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	—	—	2,490,617

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2005, were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Large-Cap Value	$258,080	$—	$258,080
ProFund VP Large-Cap Growth	39,562	—	39,562
ProFund VP Small-Cap Value	2,357,531	2,108,331	4,465,862
ProFund VP Asia 30	139,525	—	139,525
ProFund VP Europe 30	8,294,131	2,912,644	11,206,775
ProFund VP Financials	179,899	—	179,899
ProFund VP Technology	1,071,297	—	1,071,297
ProFund VP U.S. Government Plus	1,408,188	—	1,408,188

As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

					Total
	Undistributed	Undistributed	Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Capital and	Appreciation	Earnings
	Income	Capital Gains	Other Losses	(Depreciation)	(Deficit)

ProFund VP Large-Cap Value	$1,449,475	$—	$—	$369,291	$1,818,766
ProFund VP Large-Cap Growth	899,976	—	—	166,920	1,066,896
ProFund VP Small-Cap Value	—	3,876,765	—	3,547,319	7,424,084
ProFund VP Small-Cap Growth	14,103,766	3,867,760	—	8,464,624	26,436,150
ProFund VP Asia 30	427,519	—	(1,722,020)	9,780,896	8,486,395
ProFund VP Europe 30	563,768	2,744,870	(27,577,624)	18,291,662	(5,977,324)
ProFund VP Financials	196,536	—	(3,087,892)	3,911,354	1,019,998
ProFund VP Health Care	—	—	(8,023,015)	3,950,074	(4,072,941)
ProFund VP U.S. Government Plus	—	—	(2,908,881)	(227,414)	(3,136,295)
ProFund VP Rising Rates Opportunity	2,305,565	—	(53,117,525)	282,734	(50,529,226)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2006.

73

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

At June 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Large-Cap Value	$91,528,720	$7,960,303	$(4,935,042)	$3,025,261
ProFund VP Large-Cap Growth	55,977,399	3,704,538	(4,458,300)	(753,762)
ProFund VP Small-Cap Value	45,408,076	13,842,838	(6,896,548)	6,946,290
ProFund VP Small-Cap Growth	51,288,924	16,751,661	(6,311,632)	10,440,029
ProFund VP Asia 30	65,371,405	25,253,550	(8,704,550)	16,549,000
ProFund VP Europe 30	83,611,569	31,333,205	(10,152,912)	21,180,293
ProFund VP Financials	22,789,644	7,396,001	(3,085,815)	4,310,186
ProFund VP Health Care	36,051,455	8,294,638	(5,815,192)	2,479,446
ProFund VP Technology	12,405,559	5,009,338	(4,661,132)	348,206
ProFund VP U.S. Government Plus	70,217,475	90,080	(44,879)	45,201
ProFund VP Rising Rates Opportunity	189,703,921	—	(809)	(809)

74

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/06	6/30/06	1/1/06 - 6/30/06	1/1/06 - 6/30/06

ProFund VP Large-Cap Value	$1,000.00	$1,055.20	$9.38	1.84%
ProFund VP Large-Cap Growth	1,000.00	981.50	9.14	1.86%
ProFund VP Small-Cap Value	1,000.00	1,086.10	9.67	1.87%
ProFund VP Small-Cap Growth	1,000.00	1,047.20	9.54	1.88%
ProFund VP Asia 30	1,000.00	1,117.40	9.45	1.80%
ProFund VP Europe 30	1,000.00	1,064.70	8.91	1.74%
ProFund VP Financials	1,000.00	1,028.40	8.75	1.74%
ProFund VP Health Care	1,000.00	958.20	8.98	1.85%
ProFund VP Technology	1,000.00	945.70	8.35	1.73%
ProFund VP U.S. Government Plus	1,000.00	872.80	6.69	1.44%
ProFund VP Rising Rates Opportunity	1,000.00	1,169.80	8.93	1.66%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

75

PROFUNDS VP

Expense Examples (continued) (unaudited)

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/06	6/30/06	1/1/06 - 6/30/06	1/1/06 - 6/30/06

ProFund VP Large-Cap Value	$1,000.00	$1,015.67	$9.20	1.84%
ProFund VP Large-Cap Growth	1,000.00	1,015.57	9.30	1.86%
ProFund VP Small-Cap Value	1,000.00	1,015.52	9.35	1.87%
ProFund VP Small-Cap Growth	1,000.00	1,015.47	9.39	1.88%
ProFund VP Asia 30	1,000.00	1,015.87	9.00	1.80%
ProFund VP Europe 30	1,000.00	1,016.17	8.70	1.74%
ProFund VP Financials	1,000.00	1,016.17	8.70	1.74%
ProFund VP Health Care	1,000.00	1,015.62	9.25	1.85%
ProFund VP Technology	1,000.00	1,016.22	8.65	1.73%
ProFund VP U.S. Government Plus	1,000.00	1,017.65	7.20	1.44%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.56	8.30	1.66%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

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ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/06

Not just funds, ProFundsSM Classic ProFunds VP Bull Small-Cap OTC Inverse ProFund VP Short Small-Cap Money Market ProFund VP Money Market

Semiannual Report
June 30, 2006

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Small-Cap
21	ProFund VP OTC
26	ProFund VP Short Small-Cap
30	ProFund VP Money Market

34	Notes to Financial Statements

41	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2006.

In many ways, the six-month period was a tale of two markets: the second quarter behaved differently than the first quarter of the year.

The U.S. stock market got off to its best start since 1999, with the S&P 500 Index® returning 4.21% for the quarter. In addition, global equity markets continued to sizzle, with strong returns in the European markets. Asian and Pacific markets outperformed the U.S., but in aggregate lagged European stocks. And emerging market equities, as measured by the Bank of New York Emerging Markets 50 ADR Index, rose 12.84% in the quarter, for an average annualized gain of 46% in the three years through March 31, 2006.

But during the second quarter, markets reversed course. The Fed’s May 10 Open Market Committee meeting, at which the central bank boosted the target federal funds rate by another 0.25%, marked a turning point for stocks. And, as expected, the Fed added another 0.25% increase on June 29, bringing its target for the federal funds rate to 5.25% at the end of the quarter.

While the S&P 500 Index slipped 3.72% in the May 10 through June 30 period, it still gained 2.71% for the six months ending June 30, 2006. Although, the 7.44% second-quarter drop in the more volatile NASDAQ-100 meant a negative 4.05% return for the six month period.

Furthermore, by mid-May, overseas equity markets began tumbling–catching many investors off guard. For example, from May 10 through June 30, the Bank of New York Emerging Markets 50 ADR Index plunged nearly 13.66%. Likewise, the Nikkei 225 fell from favor, and dropped 6.67% in the second quarter.

As a ProFund VP shareholder, you have innovative ways to target your market exposure in these challenging markets. For example, if you are seeking to take advantage of a potential rebound in a broad market or a market niche, you might consider one of the Ultra ProFunds VP or UltraSector ProFunds VP, which are designed to magnify the returns (gains, losses, and volatility) of their benchmark indexes.

Or, you can seek profit from a market decline or partially shield your fund holdings by investing in one of the Inverse ProFunds VP, which are designed to rise when their market benchmark falls (results that are opposite those of conventional mutual funds).

As always, we deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

Investing in ProFunds involves certain risks, including, in all or some cases, leverage, liquidity, short sale, small-cap company, international investing, and repurchase agreement risks. The risks of international investing include currency exchange fluctuation, government regulations, and the potential for political and economic instability. In addition, sector funds are concentrated in a single area of the market, and they can be more volatile and riskier than more diversified mutual funds. These risks can increase volatility and decrease performance and increase expenses. Moreover, there is no guarantee that any ProFund will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than when purchased.

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PROFUNDS VP ProFund VP Bull (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	96%
Futures Contracts	4%

Total Exposure	100%
“Market Exposure” excludes any short-term investments and cash equivalents.
S&P 500 - Sector Composition
% of Index

Consumer, Non-cyclical	21.36%
Financial	20.48%
Industrial	11.73%
Communications	11.22%
Energy	10.20%
Technology	10.16%
Consumer, Cyclical	8.44%
Utilities	3.38%
Basic Materials	3.03%

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (96.3%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	13,563	$1,095,484
Abbott Laboratories (Pharmaceuticals)	27,621	1,204,552
ACE, Ltd. (Insurance)	5,841	295,496
ADC Telecommunications, Inc. * (Telecommunications)	2,079	35,052
Adobe Systems, Inc. * (Software)	10,791	327,615
Advanced Micro Devices, Inc. * (Semiconductors)	8,514	207,912
Aetna, Inc. (Healthcare-Services)	10,197	407,166
Affiliated Computer Services, Inc.—Class A * (Computers)	2,079	107,297
AFLAC, Inc. (Insurance)	8,910	412,979
Agilent Technologies, Inc. * (Electronics)	7,425	234,333
Air Products & Chemicals, Inc. (Chemicals)	3,960	253,123
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	1,386	67,526
Alcoa, Inc. (Mining)	15,543	502,971
Allegheny Energy, Inc. * (Electric)	2,970	110,098
Allegheny Technologies, Inc. (Iron/Steel)	1,485	102,821
Allergan, Inc. (Pharmaceuticals)	2,673	286,706
Allied Waste Industries, Inc. * (Environmental Control)	4,356	49,484
Allstate Corp. (Insurance)	11,484	628,519
Alltel Corp. (Telecommunications)	6,930	442,342
Altera Corp. * (Semiconductors)	6,336	111,197
Altria Group, Inc. (Agriculture)	37,719	2,769,706
Amazon.com, Inc. * (Internet)	5,445	210,613
Ambac Financial Group, Inc. (Insurance)	1,881	152,549
Ameren Corp. (Electric)	3,762	189,981
American Electric Power, Inc. (Electric)	7,128	244,134
American Express Co. (Diversified Financial Services)	22,176	1,180,207
American International Group, Inc. (Insurance)	46,728	2,759,289
American Power Conversion Corp. (Electrical Components & Equipment)	2,970	57,885
American Standard Cos. (Building Materials)	3,168	137,079
Ameriprise Financial, Inc. (Diversified Financial Services)	4,455	199,005
AmerisourceBergen Corp. (Pharmaceuticals)	3,762	157,703
Amgen, Inc. * (Biotechnology)	21,483	1,401,336
AmSouth Bancorp (Banks)	6,237	164,969
Anadarko Petroleum Corp. (Oil & Gas)	7,920	377,705
Analog Devices, Inc. (Semiconductors)	6,435	206,821
Andrew Corp. * (Telecommunications)	2,871	25,437
Anheuser-Busch Cos., Inc. (Beverages)	13,959	636,391
AON Corp. (Insurance)	5,544	193,042
Apache Corp. (Oil & Gas)	5,742	391,892
Apartment Investment and Management Co.—Class A ( REIT)	1,782	77,428
Apollo Group, Inc.—Class A * (Commercial Services)	2,475	127,883
Apple Computer, Inc. * (Computers)	15,048	859,542
Applera Corp.—Applied Biosystems Group (Electronics)	3,366	108,890
Applied Materials, Inc. (Semiconductors)	27,819	452,893
Archer-Daniels-Midland Co. (Agriculture)	11,682	482,233
Archstone-Smith Trust ( REIT)	3,861	196,409
Ashland, Inc. (Chemicals)	1,287	85,843
AT&T, Inc. (Telecommunications)	69,399	1,935,538
Autodesk, Inc. * (Software)	4,059	139,873
Automatic Data Processing, Inc. (Software)	10,395	471,413
AutoNation, Inc. * (Retail)	2,673	57,309
AutoZone, Inc. * (Retail)	990	87,318
Avaya, Inc. * (Telecommunications)	7,326	83,663
Avery Dennison Corp. (Household Products/Wares)	1,881	109,211
Avon Products, Inc. (Cosmetics/Personal Care)	8,217	254,727
Baker Hughes, Inc. (Oil & Gas Services)	5,841	478,086
Ball Corp. (Packaging & Containers)	1,881	69,672
Bank of America Corp. (Banks)	80,982	3,895,233
Bank of New York Co., Inc. (Banks)	13,761	443,104
Bard (C.R.), Inc. (Healthcare-Products)	1,881	137,802
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,881	89,705
Bausch & Lomb, Inc. (Healthcare-Products)	990	48,550
Baxter International, Inc. (Healthcare-Products)	11,682	429,430
BB&T Corp. (Banks)	9,801	407,624
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,079	291,226
Becton, Dickinson & Co. (Healthcare-Products)	4,455	272,334
Bed Bath & Beyond, Inc. * (Retail)	4,950	164,192
BellSouth Corp. (Telecommunications)	32,373	1,171,903
Bemis Co., Inc. (Packaging & Containers)	1,881	57,596

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Best Buy Co., Inc. (Retail)	7,326	$401,758
Big Lots, Inc. * (Retail)	1,980	33,818
Biogen Idec, Inc. * (Biotechnology)	6,237	288,960
Biomet, Inc. (Healthcare-Products)	4,455	139,397
BJ Services Co. (Oil & Gas Services)	5,544	206,569
Black & Decker Corp. (Hand/Machine Tools)	1,287	108,701
BMC Software, Inc. * (Software)	3,762	89,912
Boeing Co. (Aerospace/Defense)	14,058	1,151,490
Boston Properties, Inc. ( REIT)	1,683	152,143
Boston Scientific Corp. * (Healthcare-Products)	21,582	363,441
Bristol-Myers Squibb Co. (Pharmaceuticals)	35,145	908,850
Broadcom Corp.—Class A * (Semiconductors)	7,920	237,996
Brown-Forman Corp. (Beverages)	1,485	106,460
Brunswick Corp. (Leisure Time)	1,683	55,960
Burlington Northern Santa Fe Corp. (Transportation)	6,237	494,282
CA, Inc. (Software)	8,118	166,825
Campbell Soup Co. (Food)	3,366	124,912
Capital One Financial Corp. (Diversified Financial Services)	5,445	465,275
Cardinal Health, Inc. (Pharmaceuticals)	7,722	496,756
Caremark Rx, Inc. (Pharmaceuticals)	8,019	399,908
Carnival Corp. (Leisure Time)	7,821	326,449
Caterpillar, Inc. (Machinery-Construction & Mining)	11,583	862,702
CBS Corp.—Class B (Media)	13,860	374,913
Cendant Corp. (Commercial Services)	18,018	293,513
CenterPoint Energy, Inc. (Electric)	5,544	69,300
Centex Corp. (Home Builders)	2,079	104,574
CenturyTel, Inc. (Telecommunications)	2,079	77,235
Chesapeake Energy Corp. (Oil & Gas)	6,732	203,643
ChevronTexaco Corp. (Oil & Gas)	39,303	2,439,144
Chubb Corp. (Insurance)	7,326	365,567
CIENA Corp. * (Telecommunications)	10,098	48,571
CIGNA Corp. (Insurance)	2,178	214,555
Cincinnati Financial Corp. (Insurance)	3,168	148,928
Cintas Corp. (Textiles)	2,475	98,406
Circuit City Stores, Inc. (Retail)	2,574	70,064
Cisco Systems, Inc. * (Telecommunications)	107,910	2,107,482
CIT Group, Inc. (Diversified Financial Services)	3,465	181,185
Citigroup, Inc. (Diversified Financial Services)	89,001	4,293,407
Citizens Communications Co. (Telecommunications)	5,841	76,225
Citrix Systems, Inc. * (Software)	3,168	127,164
Clear Channel Communications, Inc. (Media)	9,108	281,893
Clorox Co. (Household Products/Wares)	2,772	169,009
CMS Energy Corp. * (Electric)	3,960	51,242
Coach, Inc. * (Apparel)	6,633	198,327
Coca-Cola Co. (Beverages)	37,125	1,597,118
Coca-Cola Enterprises, Inc. (Beverages)	5,445	110,915
Colgate-Palmolive Co. (Cosmetics/Personal Care)	9,405	563,360
Comcast Corp.—Special Class A * (Media)	38,214	1,251,126
Comerica, Inc. (Banks)	2,871	149,263
Commerce Bancorp, Inc. (Banks)	3,267	116,534
Compass Bancshares, Inc. (Banks)	2,277	126,601
Computer Sciences Corp. * (Computers)	3,366	163,049
Compuware Corp. * (Software)	6,633	44,441
Comverse Technology, Inc. * (Telecommunications)	3,564	70,460
ConAgra Foods, Inc. (Food)	9,405	207,945
ConocoPhillips (Oil & Gas)	29,007	1,900,829
CONSOL Energy, Inc. (Coal)	3,465	161,885
Consolidated Edison, Inc. (Electric)	4,455	197,980
Constellation Brands, Inc. * (Beverages)	3,564	89,100
Constellation Energy Group, Inc. (Electric)	3,267	178,117
Convergys Corp. * (Commercial Services)	2,475	48,263
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,683	156,384
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,089	12,131
Corning, Inc. * (Telecommunications)	26,730	646,599
Costco Wholesale Corp. (Retail)	8,415	480,749
Countrywide Credit Industries, Inc. (Diversified Financial Services)	10,791	410,921
Coventry Health Care, Inc. * (Healthcare-Services)	2,970	163,172
CSX Corp. (Transportation)	3,861	271,969
Cummins, Inc. (Machinery-Diversified)	792	96,822
CVS Corp. (Retail)	14,553	446,777
D.R. Horton, Inc. (Home Builders)	4,752	113,192
Danaher Corp. (Miscellaneous Manufacturing)	4,158	267,443
Darden Restaurants, Inc. (Retail)	2,277	89,714
Dean Foods Co. * (Food)	2,475	92,045
Deere & Co. (Machinery-Diversified)	4,158	347,151
Dell, Inc. * (Computers)	41,679	1,017,384
Devon Energy Corp. (Oil & Gas)	7,623	460,505
Dillards, Inc.—Class A (Retail)	1,089	34,685
Dollar General Corp. (Retail)	5,643	78,889
Dominion Resources, Inc. (Electric)	6,237	466,465
Dover Corp. (Miscellaneous Manufacturing)	3,663	181,062
Dow Jones & Co., Inc. (Media)	1,089	38,126
DTE Energy Co. (Electric)	3,267	133,098
Du Pont (Chemicals)	16,533	687,773
Duke Energy Corp. (Electric)	21,978	645,494
Dynegy, Inc.—Class A * (Pipelines)	6,435	35,199
E *TRADE Financial Corp. * (Diversified Financial Services)	7,029	160,402
Eastman Chemical Co. (Chemicals)	1,485	80,190
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,950	117,711
Eaton Corp. (Miscellaneous Manufacturing)	2,673	201,544
eBay, Inc. * (Internet)	20,988	614,739
Ecolab, Inc. (Chemicals)	3,267	132,575
Edison International (Electric)	5,742	223,938
El Paso Corp. (Pipelines)	12,375	185,625
Electronic Arts, Inc. * (Software)	5,445	234,353
Electronic Data Systems Corp. (Computers)	9,306	223,902
Eli Lilly & Co. (Pharmaceuticals)	20,295	1,121,705
Embarq Corp. * (Telecommunications)	2,673	109,566
EMC Corp. * (Computers)	42,669	468,079
Emerson Electric Co. (Electrical Components & Equipment)	7,425	622,289
Entergy Corp. (Electric)	3,762	266,162
EOG Resources, Inc. (Oil & Gas)	4,257	295,180
Equifax, Inc. (Commercial Services)	2,277	78,192
Equity Office Properties Trust ( REIT)	6,633	242,171
Equity Residential Properties Trust ( REIT)	5,247	234,698
Exelon Corp. (Electric)	12,078	686,393
Express Scripts, Inc. * (Pharmaceuticals)	2,574	184,659
Exxon Mobil Corp. (Oil & Gas)	107,811	6,614,204
Family Dollar Stores, Inc. (Retail)	2,673	65,301
Fannie Mae (Diversified Financial Services)	17,325	833,333
Federated Department Stores, Inc. (Retail)	9,603	351,470
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,485	46,778
FedEx Corp. (Transportation)	5,346	624,734
Fifth Third Bancorp (Banks)	9,801	362,147
First Data Corp. (Software)	13,662	615,336
First Horizon National Corp. (Banks)	2,178	87,556
FirstEnergy Corp. (Electric)	5,940	322,007
Fiserv, Inc. * (Software)	3,168	143,700
Fisher Scientific International, Inc. * (Electronics)	2,277	166,335
See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Fluor Corp. (Engineering & Construction)	1,485	$138,001
Ford Motor Co. (Auto Manufacturers)	33,363	231,206
Forest Laboratories, Inc. * (Pharmaceuticals)	5,742	222,158
Fortune Brands, Inc. (Household Products/Wares)	2,574	182,780
FPL Group, Inc. (Electric)	7,326	303,150
Franklin Resources, Inc. (Diversified Financial Services)	2,673	232,043
Freddie Mac (Diversified Financial Services)	12,573	716,787
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	3,168	175,539
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	7,029	206,653
Gannett Co., Inc. (Media)	4,257	238,094
Gateway, Inc. * (Computers)	4,752	9,029
General Dynamics Corp. (Aerospace/Defense)	7,227	473,079
General Electric Co. (Miscellaneous Manufacturing)	188,397	6,209,564
General Mills, Inc. (Food)	6,534	337,546
General Motors Corp. (Auto Manufacturers)	10,197	303,768
Genuine Parts Co. (Distribution/Wholesale)	3,168	131,979
Genworth Financial, Inc.—Class A (Diversified Financial Services)	6,435	224,195
Genzyme Corp. * (Biotechnology)	4,554	278,022
Gilead Sciences, Inc. * (Pharmaceuticals)	8,019	474,404
Golden West Financial Corp. (Savings & Loans)	4,554	337,907
Goodrich Corp. (Aerospace/Defense)	2,178	87,752
Google, Inc.—Class A * (Internet)	3,663	1,536,005
H & R Block, Inc. (Commercial Services)	5,940	141,728
Halliburton Co. (Oil & Gas Services)	9,009	668,558
Harley-Davidson, Inc. (Leisure Time)	4,851	266,271
Harman International Industries, Inc. (Home Furnishings)	1,188	101,420
Harrah’s Entertainment, Inc. (Lodging)	3,267	232,545
Hartford Financial Services Group, Inc. (Insurance)	5,445	460,647
Hasbro, Inc. (Toys/Games/Hobbies)	3,168	57,372
HCA, Inc. (Healthcare-Services)	7,326	316,117
Health Management Associates, Inc.—Class A (Healthcare-Services)	4,257	83,905
Heinz (H.J.) Co. (Food)	6,039	248,928
Hercules, Inc. * (Chemicals)	1,980	30,215
Hess Corp. (Oil & Gas)	4,257	224,982
Hewlett-Packard Co. (Computers)	48,114	1,524,252
Hilton Hotels Corp. (Lodging)	5,742	162,384
Home Depot, Inc. (Retail)	37,026	1,325,161
Honeywell International, Inc. (Miscellaneous Manufacturing)	14,751	594,465
Hospira, Inc. * (Pharmaceuticals)	2,772	119,030
Humana, Inc. * (Healthcare-Services)	2,970	159,489
Huntington Bancshares, Inc. (Banks)	4,356	102,714
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	7,326	347,985
IMS Health, Inc. (Software)	3,663	98,352
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	5,742	245,643
Intel Corp. (Semiconductors)	103,752	1,966,100
International Business Machines Corp. (Computers)	27,918	2,144,661
International Flavors & Fragrances, Inc. (Chemicals)	1,386	48,843
International Game Technology (Entertainment)	6,039	229,120
International Paper Co. (Forest Products & Paper)	8,811	284,595
Interpublic Group of Cos., Inc. * (Advertising)	8,019	66,959
Intuit, Inc. * (Software)	2,970	179,358
ITT Industries, Inc. (Miscellaneous Manufacturing)	3,366	166,617
J.C. Penney Co., Inc. (Holding Company) (Retail)	4,158	280,707
J.P. Morgan Chase & Co. (Diversified Financial Services)	62,370	2,619,539
Jabil Circuit, Inc. (Electronics)	3,069	78,566
Janus Capital Group, Inc. (Diversified Financial Services)	3,663	65,568
JDS Uniphase Corp. * (Telecommunications)	29,403	74,390
Johnson & Johnson (Healthcare-Products)	53,757	3,221,119
Johnson Controls, Inc. (Auto Parts & Equipment)	3,465	284,893
Jones Apparel Group, Inc. (Apparel)	2,079	66,091
Juniper Networks, Inc. * (Telecommunications)	9,900	158,301
KB Home (Home Builders)	1,287	59,009
Kellogg Co. (Food)	4,356	210,961
Kerr-McGee Corp. (Oil & Gas)	3,960	274,626
KeyCorp (Banks)	7,227	257,859
KeySpan Corp. (Gas)	3,168	127,987
Kimberly-Clark Corp. (Household Products/Wares)	8,316	513,097
Kimco Realty Corp. ( REIT)	3,762	137,275
Kinder Morgan, Inc. (Pipelines)	1,881	187,893
King Pharmaceuticals, Inc. * (Pharmaceuticals)	4,356	74,052
KLA-Tencor Corp. (Semiconductors)	3,465	144,040
Kohls Corp. * (Retail)	6,039	357,026
Kroger Co. (Food)	13,167	287,831
L-3 Communications Holdings, Inc. (Aerospace/Defense)	2,178	164,265
Laboratory Corp. of America Holdings * (Healthcare-Services)	2,277	141,698
Legg Mason, Inc. (Diversified Financial Services)	2,277	226,607
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	3,168	79,137
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	9,306	606,286
Lennar Corp.—Class A (Home Builders)	2,475	109,816
Lexmark International, Inc.—Class A * (Computers)	1,881	105,016
Limited, Inc. (Retail)	6,138	157,071
Lincoln National Corp. (Insurance)	5,148	290,553
Linear Technology Corp. (Semiconductors)	5,445	182,353
Liz Claiborne, Inc. (Apparel)	1,881	69,710
Lockheed Martin Corp. (Aerospace/Defense)	6,336	454,545
Loews Corp. (Insurance)	7,128	252,688
Louisiana-Pacific Corp. (Forest Products & Paper)	1,881	41,194
Lowe’s Cos., Inc. (Retail)	13,959	846,893
LSI Logic Corp. * (Semiconductors)	7,029	62,910
Lucent Technologies, Inc. * (Telecommunications)	77,616	187,831
M&T Bank Corp. (Banks)	1,386	163,437
Manor Care, Inc. (Healthcare-Services)	1,386	65,031
Marathon Oil Corp. (Oil & Gas)	6,336	527,789
Marriott International, Inc.—Class A (Lodging)	5,841	222,659
Marsh & McLennan Cos., Inc. (Insurance)	9,900	266,211
Marshall & Ilsley Corp. (Banks)	4,059	185,659
Masco Corp. (Building Materials)	7,029	208,340
Mattel, Inc. (Toys/Games/Hobbies)	6,930	114,415
Maxim Integrated Products, Inc. (Semiconductors)	5,643	181,197
MBIA, Inc. (Insurance)	2,376	139,115
McCormick & Co., Inc. (Food)	2,376	79,715
McDonald’s Corp. (Retail)	22,374	751,766
McGraw-Hill Cos., Inc. (Media)	6,435	323,230
McKesson Corp. (Commercial Services)	5,445	257,440
MeadWestvaco Corp. (Forest Products & Paper)	3,168	88,482
Medco Health Solutions, Inc. * (Pharmaceuticals)	5,445	311,890
MedImmune, Inc. * (Biotechnology)	4,356	118,048
Medtronic, Inc. (Healthcare-Products)	21,978	1,031,208
Mellon Financial Corp. (Banks)	7,326	252,234
Merck & Co., Inc. (Pharmaceuticals)	38,808	1,413,774
Meredith Corp. (Media)	792	39,236

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Merrill Lynch & Co., Inc. (Diversified Financial Services)	16,800	$1,168,608
MetLife, Inc. (Insurance)	13,464	689,491
MGIC Investment Corp. (Insurance)	1,584	102,960
Micron Technology, Inc. * (Semiconductors)	12,722	191,593
Microsoft Corp. (Software)	158,598	3,695,333
Millipore Corp. * (Biotechnology)	990	62,360
Molex, Inc. (Electrical Components & Equipment)	2,475	83,086
Molson Coors Brewing Co.—Class B (Beverages)	990	67,201
Monsanto Co. (Agriculture)	4,851	408,406
Monster Worldwide, Inc. * (Internet)	2,178	92,913
Moody’s Corp. (Commercial Services)	4,356	237,228
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	18,909	1,195,238
Motorola, Inc. (Telecommunications)	44,649	899,677
Murphy Oil Corp. (Oil & Gas)	2,970	165,904
Mylan Laboratories, Inc. (Pharmaceuticals)	3,762	75,240
Nabors Industries, Ltd. * (Oil & Gas)	5,445	183,987
National City Corp. (Banks)	9,702	351,115
National Semiconductor Corp. (Semiconductors)	5,940	141,669
National-Oilwell Varco, Inc. * (Oil & Gas Services)	3,069	194,329
Navistar International Corp. * (Auto Manufacturers)	1,089	26,800
NCR Corp. * (Computers)	3,267	119,703
Network Appliance, Inc. * (Computers)	6,534	230,650
Newell Rubbermaid, Inc. (Housewares)	4,950	127,859
Newmont Mining Corp. (Mining)	7,920	419,206
News Corp.—Class A (Media)	41,877	803,201
NICOR, Inc. (Gas)	792	32,868
NIKE, Inc.—Class B (Apparel)	3,366	272,646
NiSource, Inc. (Electric)	4,851	105,946
Noble Corp. (Oil & Gas)	2,376	176,822
Nordstrom, Inc. (Retail)	3,762	137,313
Norfolk Southern Corp. (Transportation)	7,425	395,159
North Fork Bancorp, Inc. (Banks)	8,415	253,881
Northern Trust Corp. (Banks)	3,267	180,665
Northrop Grumman Corp. (Aerospace/Defense)	6,237	399,542
Novell, Inc. * (Software)	6,237	41,351
Novellus Systems, Inc. * (Semiconductors)	2,277	56,242
Nucor Corp. (Iron/Steel)	5,346	290,021
NVIDIA Corp. * (Semiconductors)	5,940	126,463
Occidental Petroleum Corp. (Oil & Gas)	7,524	771,586
Office Depot, Inc. * (Retail)	5,049	191,862
OfficeMax, Inc. (Retail)	1,287	52,445
Omnicom Group, Inc. (Advertising)	3,069	273,417
Oracle Corp. * (Software)	68,310	989,812
PACCAR, Inc. (Auto Manufacturers)	2,970	244,669
Pactiv Corp. * (Packaging & Containers)	2,574	63,707
Pall Corp. (Miscellaneous Manufacturing)	2,178	60,984
Parametric Technology Corp. * (Software)	1,980	25,166
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,079	161,330
Patterson Cos., Inc. * (Healthcare-Products)	2,574	89,910
Paychex, Inc. (Commercial Services)	5,940	231,541
Peoples Energy Corp. (Gas)	693	24,886
PepsiCo, Inc. (Beverages)	29,997	1,801,019
PerkinElmer, Inc. (Electronics)	2,277	47,589
Pfizer, Inc. (Pharmaceuticals)	131,274	3,081,000
PG&E Corp. (Electric)	6,237	244,989
Phelps Dodge Corp. (Mining)	3,564	292,818
Pinnacle West Capital Corp. (Electric)	1,782	71,120
Pitney Bowes, Inc. (Office/Business Equipment)	3,960	163,548
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,267	115,979
PMC-Sierra, Inc. * (Semiconductors)	3,564	33,502
PNC Financial Services Group (Banks)	5,148	361,235
PPG Industries, Inc. (Chemicals)	2,970	196,020
PPL Corp. (Electric)	6,831	220,641
Praxair, Inc. (Chemicals)	5,742	310,068
Principal Financial Group, Inc. (Insurance)	4,851	269,958
Procter & Gamble Co. (Cosmetics/Personal Care)	59,796	3,324,657
Progress Energy, Inc. (Electric)	4,554	195,230
Progressive Corp. (Insurance)	13,959	358,886
Prologis ( REIT)	4,356	227,035
Prudential Financial, Inc. (Insurance)	8,712	676,922
Public Service Enterprise Group, Inc. (Electric)	4,554	301,110
Public Storage, Inc. ( REIT)	1,485	112,712
Pulte Homes, Inc. (Home Builders)	3,762	108,308
QLogic Corp. * (Semiconductors)	2,871	49,496
Qualcomm, Inc. (Telecommunications)	29,403	1,178,178
Quest Diagnostics, Inc. (Healthcare-Services)	2,970	177,962
Qwest Communications International, Inc. * (Telecommunications)	28,017	226,658
R.R. Donnelley & Sons Co. (Commercial Services)	3,861	123,359
RadioShack Corp. (Retail)	2,376	33,264
Raytheon Co. (Aerospace/Defense)	7,920	352,994
Regions Financial Corp. (Banks)	8,217	272,147
Reynolds American, Inc. (Agriculture)	1,485	171,221
Robert Half International, Inc. (Commercial Services)	2,970	124,740
Rockwell Collins, Inc. (Aerospace/Defense)	2,970	165,934
Rockwell International Corp. (Machinery-Diversified)	3,168	228,128
Rohm & Haas Co. (Chemicals)	2,574	129,009
Rowan Cos., Inc. (Oil & Gas)	1,881	66,945
Ryder System, Inc. (Transportation)	1,089	63,630
Sabre Holdings Corp. (Leisure Time)	2,376	52,272
SAFECO Corp. (Insurance)	2,079	117,152
Safeway, Inc. (Food)	8,118	211,068
SanDisk Corp. * (Computers)	3,366	171,599
Sanmina-SCI Corp. * (Electronics)	9,108	41,897
Sara Lee Corp. (Food)	13,761	220,451
Schering-Plough Corp. (Pharmaceuticals)	26,532	504,904
Schlumberger, Ltd. (Oil & Gas Services)	20,493	1,334,299
Schwab (Diversified Financial Services)	17,424	278,436
Sealed Air Corp. (Packaging & Containers)	1,485	77,339
Sears Holdings Corp. * (Retail)	1,782	275,925
Sempra Energy (Gas)	4,653	211,618
Sherwin-Williams Co. (Chemicals)	1,980	94,010
Sigma-Aldrich Corp. (Chemicals)	1,188	86,296
Simon Property Group, Inc. ( REIT)	3,267	270,965
SLM Corp. (Diversified Financial Services)	7,425	392,931
Snap-on, Inc. (Hand/Machine Tools)	1,089	44,017
Solectron Corp. * (Electronics)	15,444	52,818
Southern Co. (Electric)	13,365	428,348
Southwest Airlines Co. (Airlines)	12,375	202,579
Sovereign Bancorp, Inc. (Savings & Loans)	6,831	138,738
Sprint Corp. (Telecommunications)	53,064	1,060,749
St. Jude Medical, Inc. * (Healthcare-Products)	6,039	195,784
St. Paul Cos., Inc. (Insurance)	12,276	547,264
Staples, Inc. (Retail)	12,573	305,775
Starbucks Corp. * (Retail)	13,662	515,877
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,861	232,972
State Street Corp. (Banks)	5,841	339,304
Stryker Corp. (Healthcare-Products)	5,148	216,782
Sun Microsystems, Inc. * (Computers)	61,083	253,494
Sunoco, Inc. (Oil & Gas)	2,376	164,633
SunTrust Banks, Inc. (Banks)	6,534	498,283
SuperValu, Inc. (Food)	3,663	112,454
Symantec Corp. * (Internet)	18,315	284,615
Symbol Technologies, Inc. (Electronics)	4,554	49,138
Synovus Financial Corp. (Banks)	5,742	153,771
Sysco Corp. (Food)	11,187	341,874

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

T. Rowe Price Group, Inc. (Diversified Financial Services)	4,554	$172,187
Target Corp. (Retail)	15,345	749,910
TECO Energy, Inc. (Electric)	3,762	56,204
Tektronix, Inc. (Electronics)	1,485	43,689
Tellabs, Inc. * (Telecommunications)	7,821	104,098
Temple-Inland, Inc. (Forest Products & Paper)	1,980	84,883
Tenet Healthcare Corp. * (Healthcare-Services)	8,514	59,428
Teradyne, Inc. * (Semiconductors)	3,465	48,267
Texas Instruments, Inc. (Semiconductors)	27,324	827,644
Textron, Inc. (Miscellaneous Manufacturing)	2,277	209,894
The AES Corp. * (Electric)	12,177	224,666
The Dow Chemical Co. (Chemicals)	17,226	672,331
The E.W. Scripps Co.—Class A (Media)	1,584	68,334
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	2,178	84,223
The Gap, Inc. (Retail)	9,801	170,537
The Goldman Sachs Group, Inc. (Diversified Financial Services)	8,150	1,226,004
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	3,168	35,165
The Hershey Co. (Food)	3,168	174,462
The New York Times Co.—Class A (Media)	2,475	60,737
The Pepsi Bottling Group, Inc. (Beverages)	2,376	76,388
The Stanley Works (Hand/Machine Tools)	1,287	60,772
Thermo Electron Corp. * (Electronics)	2,970	107,633
Tiffany & Co. (Retail)	2,475	81,725
Time Warner, Inc. (Media)	77,418	1,339,331
TJX Cos., Inc. (Retail)	8,217	187,841
Torchmark Corp. (Insurance)	1,782	108,203
Transocean Sedco Forex, Inc. * (Oil & Gas)	5,643	453,246
Tribune Co. (Media)	4,059	131,633
TXU Corp. (Electric)	8,217	491,294
Tyco International, Ltd. (Miscellaneous Manufacturing)	36,333	999,158
Tyson Foods, Inc.—Class A (Food)	4,653	69,144
U.S. Bancorp (Banks)	32,274	996,621
Union Pacific Corp. (Transportation)	4,752	441,746
Unisys Corp. * (Computers)	6,138	38,547
United Parcel Service, Inc.—Class B (Transportation)	19,404	1,597,531
United States Steel Corp. (Iron/Steel)	1,881	131,896
United Technologies Corp. (Aerospace/Defense)	18,018	1,142,702
UnitedHealth Group, Inc. (Healthcare-Services)	24,651	1,103,872
Univision Communications, Inc.—Class A * (Media)	3,960	132,660
UnumProvident Corp. (Insurance)	5,247	95,128
UST, Inc. (Agriculture)	2,871	129,740
V.F. Corp. (Apparel)	1,584	107,585
Valero Energy Corp. (Oil & Gas)	10,692	711,232
VeriSign, Inc. * (Internet)	4,356	100,929
Verizon Communications, Inc. (Telecommunications)	52,272	1,750,589
Viacom, Inc.—Class B * (Media)	13,068	468,357
Vornado Realty Trust ( REIT)	2,178	212,464
Vulcan Materials Co. (Building Materials)	1,782	138,996
W.W. Grainger, Inc. (Distribution/Wholesale)	1,386	104,269
Wachovia Corp. (Banks)	28,809	1,557,991
Wal-Mart Stores, Inc. (Retail)	44,649	2,150,741
Walgreen Co. (Retail)	18,315	821,245
Walt Disney Co. (Media)	39,303	1,179,090
Washington Mutual, Inc. (Savings & Loans)	17,127	780,648
Waste Management, Inc. (Environmental Control)	9,801	351,660
Waters Corp. * (Electronics)	1,881	83,516
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,782	41,485
Weatherford International, Ltd. * (Oil & Gas Services)	5,940	294,743
WellPoint, Inc. * (Healthcare-Services)	11,286	821,282
Wells Fargo & Co. (Banks)	30,492	2,045,403
Wendy’s International, Inc. (Retail)	2,079	121,185
Weyerhaeuser Co. (Forest Products & Paper)	4,356	271,161
Whirlpool Corp. (Home Furnishings)	1,386	114,552
Whole Foods Market, Inc. (Food)	2,475	159,984
Williams Cos., Inc. (Pipelines)	10,395	242,828
Wrigley (Wm.) Jr. Co. (Food)	4,059	184,116
Wyeth (Pharmaceuticals)	24,255	1,077,165
Xcel Energy, Inc. (Electric)	7,326	140,513
Xerox Corp. * (Office/Business Equipment)	16,434	228,597
Xilinx, Inc. (Semiconductors)	6,039	136,783
XL Capital, Ltd.—Class A (Insurance)	3,267	200,267
XTO Energy, Inc. (Oil & Gas)	6,435	284,877
Yahoo!, Inc. * (Internet)	21,978	725,274
YUM! Brands, Inc. (Retail)	4,851	243,860
Zimmer Holdings, Inc. * (Healthcare-Products)	4,455	252,688
Zions Bancorp (Banks)	1,881	146,605

TOTAL COMMON STOCKS (Cost $155,671,229)		205,302,610

Repurchase Agreements (3.3%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $7,116,923 (Collateralized by $7,200,000 Federal Home Loan Bank, 4.625%, 1/18/08, market value $7,259,130)	$7,114,000	7,114,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,114,000)		7,114,000

TOTAL INVESTMENT SECURITIES
(Cost $162,785,229)—99.6%		212,416,610
Net other assets (liabilities)—0.4%		811,056

NET ASSETS—100.0%		$213,227,666

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $8,960,000)	28	$110,929

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2006:
Advertising	0.2%
Aerospace/Defense	2.1%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	6.5%
Beverages	2.1%
Biotechnology	1.0%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Building Materials	0.2%
Chemicals	1.3%
Coal	0.1%
Commercial Services	0.8%
Computers	3.5%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	8.0%
Electric	3.1%
Electrical Components & Equipment	0.4%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.0%
Healthcare-Services	1.6%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.6%
Internet	1.7%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	3.2%
Mining	0.7%
Miscellaneous Manufacturing	5.2%
Office/Business Equipment	0.2%
Oil & Gas	7.7%
Oil & Gas Services	1.5%
Packaging & Containers	0.1%
Pharmaceuticals	5.7%
Pipelines	0.3%
Real Estate Investment Trust	0.9%
Retail	5.7%
Savings & Loans	0.6%
Semiconductors	2.6%
Software	3.5%
Telecommunications	5.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other ***	3.7%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $155,671,229)	$205,302,610
Repurchase agreements, at cost	7,114,000

Total Investment Securities	212,416,610
Cash	19,559
Segregated cash balances with brokers for futures contracts	528,850
Dividends and interest receivable	196,680
Receivable for capital shares issued	8,748,823
Prepaid expenses	2,763

Total Assets	221,913,285

Liabilities:
Payable for investments purchased	8,199,391
Payable for capital shares redeemed	56,538
Variation margin on futures contracts	14,579
Advisory fees payable	108,180
Management services fees payable	14,424
Administration fees payable	4,570
Administrative services fees payable	54,957
Distribution fees payable	61,028
Trustee fees payable	17
Transfer agency fees payable	4,647
Fund accounting fees payable	6,815
Compliance services fees payable	1,892
Other accrued expenses	158,581

Total Liabilities	8,685,619

Net Assets	$213,227,666

Net Assets consist of:
Capital	$178,699,586
Accumulated net investment income (loss)	682,074
Accumulated net realized gains (losses) on investments	(15,896,304)
Net unrealized appreciation (depreciation) on investments	49,742,310

Net Assets	$213,227,666

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	7,432,971

Net Asset Value (offering and redemption price per share)	$28.69

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$1,866,085
Interest	201,771

Total Investment Income	2,067,856

Expenses:
Advisory fees	784,430
Management services fees	156,887
Administration fees	32,518
Transfer agency fees	46,988
Administrative services fees	413,708
Distribution fees	261,477
Custody fees	42,890
Fund accounting fees	75,043
Trustee fees	1,770
Compliance services fees	4,189
Other fees	88,348

Total Gross Expenses before reductions	1,908,248
Less Expenses reduced by the Advisor	(14,959)

Total Net Expenses	1,893,289

Net Investment Income (Loss)	174,567

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,822,607
Net realized gains (losses) on futures contracts	(504,710)
Change in net unrealized appreciation/depreciation on investments	1,040,228

Net Realized and Unrealized Gains (Losses) on Investments	4,358,125

Change in Net Assets Resulting from Operations	$4,532,692

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$174,567	$507,507
Net realized gains (losses) on investments	3,317,897	10,974,430
Change in net unrealized appreciation/depreciation on investments	1,040,228	(8,276,270)

Change in net assets resulting from operations	4,532,692	3,205,667

Distributions to Shareholders From:
Net investment income	—	(634,599)

Change in net assets resulting from distributions	—	(634,599)

Capital Transactions:
Proceeds from shares issued	327,367,108	1,352,950,949
Dividends reinvested	—	634,599
Cost of shares redeemed	(416,218,315)	(1,449,867,511)

Change in net assets resulting from capital transactions	(88,851,207)	(96,281,963)

Change in net assets	(84,318,515)	(93,710,895)
Net Assets:
Beginning of period	297,546,181	391,257,076

End of period	$213,227,666	$297,546,181

Accumulated net investment income (loss)	$682,074	$507,507

Share Transactions:
Issued	11,342,337	49,303,619
Reinvested	—	22,616
Redeemed	(14,436,378)	(52,978,978)

Change in shares	(3,094,041)	(3,652,743)

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	For the period May 1, 2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$28.27		$27.519	$25.72	$20.48	$26.94	$30.00

Investment Activities:
Net investment income (loss) (b)	0.02		0.06	0.06	(0.05)	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments	0.40		0.69	2.19	5.29	(6.42)	(2.95)

Total income (loss) from investment activities	0.42		0.75	2.25	5.24	(6.46)	(3.06)

Distributions to Shareholders From:
Net investment income	—		(0.07)	—	—	—	—

Net realized gains on investments	—		—	(0.38)	—	—	—

Total distributions	—		(0.07)	(0.38)	—	—	—

Net Asset Value, End of Period	$28.69		$28.27	$27.59	$25.72	$20.48	$26.94

Total Return	1.49	% (c)	2.74%	8.83%	25.59%	(23.98)%	(10.20	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.82%		1.78%	1.78%	1.87%	1.91%	2.25%
Net expenses (d)	1.81%		1.78%	1.78%	1.87%	1.91%	2.25%
Net investment income (loss) (d)	0.17%		0.21%	0.22%	(0.24)%	(0.18)%	(0.60)%

Supplemental Data:
Net assets, end of period (000’s)	$213,228		$297,546	$391,257	$223,123	$92,750	$20,586
Portfolio turnover rate (e)	97	% (c)	273%	202%	392%	260%	325	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Small-Cap (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	78%
Futures Contracts	4%
Swap Agreements	18%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
Russell 2000 - Sector Composition
% of Index

Financial	21.64%
Consumer, Non-cyclical	19.31%
Consumer, Cyclical	14.05%
Industrial	13.62%
Technology	9.79%
Communications	9.69%
Energy	5.52%
Basic Materials	3.57%
Utilities	2.77%
Diversified	0.04%

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (77.6%)
	Shares	Value

3Com Corp. * (Telecommunications)	34,398	$176,118
Aaron Rents, Inc. (Commercial Services)	4,158	111,767
ABM Industries, Inc. (Commercial Services)	5,670	96,957
Acadia Realty Trust (REIT)	5,292	125,156
Accredited Home Lenders * (Diversified Financial Services)	1,512	72,289
Actuant Corp. (Miscellaneous Manufacturing)	3,402	169,930
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,048	235,328
Acxiom Corp. (Software)	7,938	198,450
Adaptec, Inc. * (Telecommunications)	22,680	98,431
ADTRAN, Inc. (Telecommunications)	5,292	118,700
Advance America Cash Advance Centers, Inc. (Commercial Services)	5,670	99,452
Advanta Corp.—Class B (Diversified Financial Services)	3,024	108,713
Advent Software, Inc. * (Software)	4,914	177,248
Advisory Board Co. * (Commercial Services)	1,890	90,890
ADVO, Inc. (Advertising)	3,024	74,421
Aeroflex, Inc. * (Telecommunications)	9,450	110,282
Aeropostale, Inc. * (Retail)	4,914	141,965
AGCO Corp. * (Machinery-Diversified)	7,560	198,979
Agile Software Corp. * (Internet)	25,704	162,963
AirTran Holdings, Inc. * (Airlines)	8,316	123,576
Alabama National BanCorp (Banks)	1,134	77,282
Alaska Air Group, Inc. * (Airlines)	3,024	119,206
Albany International Corp.—Class A (Machinery-Diversified)	3,024	128,187
Aleris International, Inc. * (Environmental Control)	3,402	155,982
Alexandria Real Estate Equities, Inc. (REIT)	1,890	167,605
Alexion Pharmaceuticals, Inc. * (Biotechnology)	4,158	150,187
Alkermes, Inc. * (Pharmaceuticals)	10,584	200,249
ALLETE, Inc. (Electric)	1,890	89,492
Amcore Financial, Inc. (Banks)	3,024	88,633
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	4,914	84,079
American Home Mortgage Investment Corp. (REIT)	2,646	97,532
American Medical Systems Holdings, Inc. * (Healthcare-Products)	5,670	94,406
American States Water Co. (Water)	2,646	94,330
AmSurg Corp. * (Healthcare-Services)	2,646	60,197
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	9,828	485,209
Analogic Corp. (Electronics)	1,890	88,093
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,780	114,043
Andrx Group * (Pharmaceuticals)	5,670	131,487
Angelica Corp. (Textiles)	4,158	72,931
Anixter International, Inc. (Telecommunications)	3,780	179,399
ANSYS, Inc. * (Software)	4,158	198,836
Anthracite Capital, Inc. (REIT)	5,292	64,351
Apollo Investment Corp. (Investment Companies)	4,914	90,811
Applera Corp.—Celera Genomics Group * (Biotechnology)	6,048	78,322
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,536	110,270
Applied Micro Circuits Corp. * (Semiconductors)	37,044	101,130
Apria Healthcare Group, Inc. * (Healthcare-Services)	3,780	71,442
aQuantive, Inc. * (Internet)	5,670	143,621
Aquila, Inc. * (Electric)	22,302	93,891
Arbitron, Inc. (Commercial Services)	3,024	115,910
Argonaut Group, Inc. * (Insurance)	3,780	113,551
Arkansas Best Corp. (Transportation)	3,024	151,835
Armor Holdings, Inc. * (Aerospace/Defense)	3,024	165,806
Arris Group, Inc. * (Telecommunications)	11,340	148,781
Arrow Financial Corp. (Banks)	4,158	114,054
ArthroCare Corp. * (Healthcare-Products)	2,646	111,158
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,048	103,965
Atmel Corp. * (Semiconductors)	43,470	241,258
ATMI, Inc. * (Semiconductors)	3,780	93,064
Atwood Oceanics, Inc. * (Oil & Gas)	3,780	187,488
Audiovox Corp.—Class A * (Telecommunications)	6,048	82,616
Aviall, Inc. * (Distribution/Wholesale)	3,024	143,700
Avista Corp. (Electric)	6,426	146,705
Avocent Corp. * (Internet)	5,670	148,838
Axcelis Technologies, Inc. * (Semiconductors)	11,718	69,136
Aztar Corp. * (Lodging)	3,024	157,127
Baldor Electric Co. (Hand/Machine Tools)	4,536	141,931
Bally Technologies, Inc. * (Entertainment)	4,914	80,934
BancorpSouth, Inc. (Banks)	5,292	144,207

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Bandag, Inc. (Auto Parts & Equipment)	2,268	$82,986
Bank Mutual Corp. (Banks)	10,206	124,717
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	6,048	89,752
BankUnited Financial Corp.—Class A (Savings & Loans)	4,158	126,902
Banner Corp. (Banks)	3,024	116,545
Banta Corp. (Commercial Services)	3,024	140,102
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,536	90,493
BE Aerospace, Inc. * (Aerospace/Defense)	5,292	120,975
BearingPoint, Inc. * (Commercial Services)	15,498	129,718
Belden, Inc. (Electrical Components & Equipment)	5,292	174,900
Benchmark Electronics, Inc. * (Electronics)	7,182	173,230
Berry Petroleum Co.—Class A (Oil & Gas)	3,780	125,307
Big Lots, Inc. * (Retail)	10,206	174,317
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	1,512	98,189
BioMed Realty Trust, Inc. (REIT)	3,780	113,173
Biosite Diagnostics, Inc. * (Healthcare-Products)	1,890	86,297
Black Box Corp. (Telecommunications)	2,268	86,932
Black Hills Corp. (Electric)	2,646	90,837
Blockbuster, Inc.—Class A * (Retail)	15,498	77,180
Blyth, Inc. (Household Products/Wares)	2,268	41,867
Bob Evans Farms, Inc. (Retail)	4,536	136,125
Boston Private Financial Holdings, Inc. (Banks)	4,158	116,008
Bowater, Inc. (Forest Products & Paper)	4,536	103,194
Bowne & Co., Inc. (Commercial Services)	6,804	97,297
Brady Corp.—Class A (Electronics)	3,780	139,255
Brandywine Realty Trust (REIT)	3,780	121,603
Briggs & Stratton Corp. (Machinery-Diversified)	4,914	152,875
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,268	85,481
Bristow Group, Inc. * (Transportation)	3,024	108,864
Brocade Communications Systems, Inc. * (Computers)	24,570	150,860
Brookline Bancorp, Inc. (Savings & Loans)	6,804	93,691
Brooks Automation, Inc. * (Semiconductors)	4,914	57,985
Brown Shoe Co., Inc. (Retail)	3,402	115,940
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	3,402	171,801
Building Materials Holding Corp. (Distribution/Wholesale)	2,268	63,209
Cabot Microelectronics Corp. * (Chemicals)	2,268	68,743
Cabot Oil & Gas Corp. (Oil & Gas)	4,158	203,742
California Water Service Group (Water)	2,268	81,058
Callaway Golf Co. (Leisure Time)	7,182	93,294
Cambrex Corp. (Biotechnology)	6,048	125,980
CARBO Ceramics, Inc. (Oil & Gas Services)	1,512	74,285
Carpenter Technology Corp. (Iron/Steel)	2,268	261,954
Carter’s, Inc. * (Apparel)	3,024	79,924
Cascade Bancorp (Banks)	4,536	129,321
Cascade Natural Gas Corp. (Gas)	4,536	95,664
Casey’s General Stores, Inc. (Retail)	6,804	170,168
Catalina Marketing Corp. (Advertising)	4,536	129,095
Cathay Bancorp, Inc. (Banks)	4,158	151,268
CEC Entertainment, Inc. * (Retail)	3,024	97,131
Centene Corp. * (Healthcare-Services)	3,780	88,943
Central Garden & Pet Co. * (Household Products/Wares)	2,268	97,637
Central Pacific Financial Corp. (Banks)	2,268	87,772
CH Energy Group, Inc. (Electric)	1,512	72,576
Champion Enterprises, Inc. * (Home Builders)	8,316	91,809
Charming Shoppes, Inc. * (Retail)	12,096	135,959
Chattem, Inc. * (Cosmetics/Personal Care)	2,268	68,879
Checkpoint Systems, Inc. * (Electronics)	6,804	151,117
Chemed Corp. (Commercial Services)	2,268	123,674
Chemical Financial Corp. (Banks)	2,646	80,968
Cheniere Energy, Inc. * (Oil & Gas)	3,780	147,420
Chiquita Brands International, Inc. (Food)	3,024	41,671
Chittenden Corp. (Banks)	3,780	97,713
Ciber, Inc. * (Computers)	13,608	89,677
CIENA Corp. * (Telecommunications)	48,762	234,545
Cimarex Energy Co. (Oil & Gas)	6,426	276,318
Cincinnati Bell, Inc. * (Telecommunications)	28,350	116,235
Citizens Banking Corp. (Banks)	4,158	101,497
City Holding Co. (Banks)	2,268	81,966
CKE Restaurants, Inc. (Retail)	6,426	106,736
Clarcor, Inc. (Miscellaneous Manufacturing)	4,158	123,867
CLECO Corp. (Electric)	4,914	114,251
Cleveland-Cliffs, Inc. (Iron/Steel)	1,890	149,858
CMGI, Inc. * (Internet)	41,958	50,769
CNET Networks, Inc. * (Internet)	14,742	117,641
Coca-Cola Bottling Co. Consolidated (Beverages)	2,268	115,146
Coeur d’Alene Mines Corp. * (Mining)	24,192	116,364
Cognex Corp. (Machinery-Diversified)	4,914	127,911
Coherent, Inc. * (Electronics)	3,780	127,499
Coldwater Creek, Inc. * (Retail)	4,914	131,499
Colonial Properties Trust (REIT)	2,646	130,712
Columbia Banking System, Inc. (Banks)	4,158	155,425
Commercial Capital Bancorp, Inc. (Savings & Loans)	4,536	71,442
Commercial Metals Co. (Metal Fabricate/Hardware)	10,584	272,009
Commercial Net Lease Realty (REIT)	3,780	75,411
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,890	62,672
Commscope, Inc. * (Telecommunications)	6,426	201,905
Community Bank System, Inc. (Banks)	3,780	76,243
Comstock Resources, Inc. * (Oil & Gas)	4,914	146,732
Comtech Telecommunications Corp. * (Telecommunications)	2,268	66,384
CONMED Corp. * (Healthcare-Products)	3,024	62,597
Consolidated Graphics, Inc. * (Commercial Services)	2,646	137,751
Continental Airlines, Inc.—Class B * (Airlines)	4,914	146,437
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	6,048	67,375
Corinthian Colleges, Inc. * (Commercial Services)	7,560	108,562
Corn Products International, Inc. (Food)	5,670	173,503
Corporate Office Properties Trust (REIT)	3,024	127,250
Corrections Corp. of America * (Commercial Services)	3,780	200,113
Corus Bankshares, Inc. (Banks)	3,024	79,168
CoStar Group, Inc. * (Commercial Services)	2,268	135,694
Cousins Properties, Inc. (REIT)	2,646	81,841
Covanta Holding Corp. * (Energy-Alternate Sources)	3,780	66,717
Cox Radio, Inc.—Class A * (Media)	6,048	87,212
Crane Co. (Miscellaneous Manufacturing)	4,536	188,698
Credence Systems Corp. * (Semiconductors)	8,694	30,429
Cross Country Healthcare, Inc. * (Commercial Services)	5,292	96,261
CSG Systems International, Inc. * (Software)	5,670	140,276
CSK Auto Corp. * (Retail)	5,670	67,870
CTS Corp. (Electronics)	8,694	129,454
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	7,182	180,843
Cumulus Media, Inc.—Class A * (Media)	8,316	88,732
Curtiss-Wright Corp. (Aerospace/Defense)	5,292	163,417
CV Therapeutics, Inc. * (Pharmaceuticals)	4,536	63,368
CVB Financial Corp. (Banks)	6,426	100,631
Cyberonics, Inc. * (Healthcare-Products)	1,512	32,236
Cymer, Inc. * (Electronics)	4,158	193,181
Cypress Semiconductor Corp. * (Semiconductors)	12,096	175,876
Delphi Financial Group, Inc.—Class A (Insurance)	4,536	164,930
Delta & Pine Land Co. (Agriculture)	3,402	100,019
Dendrite International, Inc. * (Software)	5,670	52,391

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

DeVry, Inc. * (Commercial Services)	4,914	$107,961
Diagnostic Products Corp. (Healthcare-Products)	1,890	109,941
Digital Insight Corp. * (Internet)	3,780	129,616
Digital River, Inc. * (Internet)	3,402	137,407
Digitas, Inc. * (Internet)	8,694	101,024
Dionex Corp. * (Electronics)	2,268	123,969
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	2,268	102,219
Doral Financial Corp. (Diversified Financial Services)	6,804	43,614
Dress Barn, Inc. * (Retail)	7,560	191,645
Drew Industries, Inc. * (Building Materials)	4,536	146,966
DRS Technologies, Inc. (Aerospace/Defense)	2,268	110,565
DSP Group, Inc. * (Semiconductors)	3,780	93,933
Duquesne Light Holdings, Inc. (Electric)	4,914	80,786
Dycom Industries, Inc. * (Engineering & Construction)	4,536	96,571
Eagle Materials, Inc.—Class A (Building Materials)	5,670	269,326
EarthLink, Inc. * (Internet)	12,096	104,751
EastGroup Properties, Inc. (REIT)	1,890	88,225
Eclipsys Corp. * (Software)	5,292	96,103
Education Realty Trust, Inc. (REIT)	6,048	100,699
eFunds Corp. * (Software)	4,914	108,354
EGL, Inc. * (Transportation)	3,780	189,755
El Paso Electric Co. * (Electric)	4,914	99,066
Electronics for Imaging, Inc. * (Computers)	4,914	102,604
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	4,158	74,345
ElkCorp (Building Materials)	2,268	62,982
EMCOR Group, Inc. * (Engineering & Construction)	4,536	220,768
Emmis Communications Corp. * (Media)	4,914	76,855
Empire District Electric Co. (Electric)	3,780	77,679
Emulex Corp. * (Semiconductors)	7,182	116,851
Encore Acquisition Co. * (Oil & Gas)	4,914	131,843
Energy Partners, Ltd. * (Oil & Gas)	4,158	78,794
Entegris, Inc. * (Semiconductors)	10,206	97,263
Entercom Communications Corp. (Media)	4,158	108,773
Entertainment Properties Trust (REIT)	2,646	113,910
Entravision Communications Corp. * (Media)	11,718	100,423
Enzon, Inc. * (Biotechnology)	14,364	108,305
Epicor Software Corp. * (Software)	6,804	71,646
Equinix, Inc. * (Internet)	1,890	103,685
Equity Inns, Inc. (REIT)	6,804	112,674
Equity Lifestyle Properties, Inc. (REIT)	2,268	99,406
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,268	121,225
Esterline Technologies Corp. * (Aerospace/Defense)	2,646	110,047
Ethan Allen Interiors, Inc. (Home Furnishings)	3,402	124,343
Euronet Worldwide, Inc. * (Commercial Services)	3,024	116,031
Exar Corp. * (Semiconductors)	9,450	125,402
Exelixis, Inc. * (Biotechnology)	12,852	129,163
F.N.B. Corp. (Banks)	5,292	83,455
FactSet Research Systems, Inc. (Computers)	3,402	160,915
Fairchild Semiconductor International, Inc. * (Semiconductors)	11,340	206,047
Federal Signal Corp. (Miscellaneous Manufacturing)	6,048	91,567
FEI Co. * (Electronics)	3,402	77,157
FelCor Lodging Trust, Inc. (REIT)	4,536	98,613
Ferro Corp. (Chemicals)	4,536	72,395
Fidelity Bankshares, Inc. (Savings & Loans)	4,158	132,308
Filenet Corp. * (Software)	3,780	101,795
Financial Federal Corp. (Diversified Financial Services)	4,536	126,146
First BanCorp. (Banks)	3,402	31,639
First Charter Corp. (Banks)	3,402	83,451
First Citizens BancShares, Inc.—Class A (Banks)	378	75,789
First Commonwealth Financial Corp. (Banks)	5,670	72,009
First Community Bancorp—Class A (Banks)	1,890	111,661
First Financial Bancorp (Banks)	4,158	61,996
First Financial Bankshares, Inc. (Banks)	2,646	96,685
First Financial Holdings, Inc. (Savings & Loans)	3,024	96,768
First Industrial Realty Trust, Inc. (REIT)	3,024	114,731
First Merchants Corp. (Banks)	3,780	91,892
First Midwest Bancorp, Inc. (Banks)	3,780	140,162
First Niagara Financial Group, Inc. (Savings & Loans)	8,316	116,590
First Republic Bank (Banks)	1,890	86,562
FirstFed Financial Corp. * (Savings & Loans)	1,890	108,996
Fisher Communications, Inc. * (Media)	3,024	127,401
Florida East Coast Industries, Inc. (Transportation)	2,646	138,465
Flowers Foods, Inc. (Food)	3,402	97,433
Flowserve Corp. * (Machinery-Diversified)	4,536	258,098
Flushing Financial Corp. (Savings & Loans)	4,914	88,255
FormFactor, Inc. * (Semiconductors)	4,158	185,572
Forward Air Corp. (Transportation)	2,646	107,772
Fossil, Inc. * (Household Products/Wares)	4,914	88,501
Foundry Networks, Inc. * (Telecommunications)	13,986	149,091
Franklin Bank Corp. Houston * (Savings & Loans)	4,536	91,582
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,024	156,159
Fremont General Corp. (Banks)	6,426	119,267
Frontier Financial Corp. (Banks)	4,914	167,026
Frontier Oil Corp. (Oil & Gas)	9,072	293,933
FTI Consulting, Inc. * (Commercial Services)	4,158	111,310
Fuller (H.B.) Co. (Chemicals)	3,402	148,225
Furniture Brands International, Inc. (Home Furnishings)	4,536	94,530
G&K Services, Inc. (Textiles)	2,646	90,758
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	3,024	111,162
GameStop Corp. (New)—Class B * (Retail)	4,158	142,412
Gardner Denver, Inc. * (Machinery-Diversified)	6,048	232,848
Gartner Group, Inc. * (Commercial Services)	7,560	107,352
Gateway, Inc. * (Computers)	29,484	56,020
GATX Corp. (Trucking & Leasing)	3,402	144,585
Gaylord Entertainment Co. * (Lodging)	4,158	181,455
Gemstar-TV Guide International, Inc. * (Media)	18,900	66,528
GenCorp, Inc. * (Aerospace/Defense)	4,914	78,771
General Communication, Inc.—Class A * (Telecommunications)	8,694	107,110
Genesco, Inc. * (Retail)	3,024	102,423
Genesee & Wyoming, Inc.—Class A * (Transportation)	4,536	160,892
Genesis Healthcare Corp. * (Healthcare-Services)	1,512	71,623
Genesis Microchip, Inc. * (Semiconductors)	4,158	48,066
Georgia Gulf Corp. (Chemicals)	3,402	85,118
Glacier Bancorp, Inc. (Banks)	3,780	110,641
Glimcher Realty Trust (REIT)	2,646	65,647
Global Imaging Systems, Inc. * (Office/Business Equipment)	3,780	156,038
Gold Kist, Inc. * (Food)	4,158	55,592
Golden Telecom, Inc. (Telecommunications)	3,024	76,658
Granite Construction, Inc. (Engineering & Construction)	2,646	119,784
Greater Bay Bancorp (Banks)	4,536	130,410
Greif Brothers Corp.—Class A (Packaging & Containers)	2,268	170,009
Grey Wolf, Inc. * (Oil & Gas)	17,766	136,798
Griffon Corp. * (Miscellaneous Manufacturing)	4,536	118,390
Group 1 Automotive, Inc. (Retail)	4,536	255,557
Guitar Center, Inc. * (Retail)	2,268	100,858
Haemonetics Corp. * (Healthcare-Products)	2,268	105,485
Hancock Holding Co. (Banks)	2,646	148,176
Hanover Compressor Co. * (Oil & Gas Services)	7,938	149,076
Harbor Florida Bancshares, Inc. (Savings & Loans)	3,024	112,311
Harland (John H.) Co. (Household Products/Wares)	4,158	180,874

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Harleysville National Corp. (Banks)	3,024	$64,139
Headwaters, Inc. * (Energy-Alternate Sources)	3,780	96,616
Healthways, Inc. * (Healthcare-Services)	3,024	159,183
Heartland Express, Inc. (Transportation)	6,048	108,199
HEICO Corp. (Aerospace/Defense)	4,914	139,312
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	7,560	305,122
Hercules, Inc. * (Chemicals)	10,962	167,280
Heritage Property Investment Trust (REIT)	1,890	65,999
Herley Industries, Inc. * (Aerospace/Defense)	6,804	76,273
Hibbett Sporting Goods, Inc. * (Retail)	4,536	108,410
Highwoods Properties, Inc. (REIT)	3,780	136,760
Hilb, Rogal, & Hobbs Co. (Insurance)	2,646	98,616
Holly Corp. (Oil & Gas)	4,536	218,635
Hologic, Inc. * (Healthcare-Products)	3,780	186,581
Home Properties of New York, Inc. (REIT)	2,268	125,897
Horace Mann Educators Corp. (Insurance)	4,914	83,292
Hot Topic, Inc. * (Retail)	4,158	47,859
Houston Exploration Co. * (Oil & Gas)	2,646	161,909
Human Genome Sciences, Inc. * (Biotechnology)	12,096	129,427
Hutchinson Technology, Inc. * (Computers)	2,268	49,057
Hydril * (Oil & Gas Services)	2,268	178,083
IBERIABANK Corp. (Banks)	1,512	87,000
ICOS Corp. * (Biotechnology)	7,182	157,932
IDACORP, Inc. (Electric)	3,780	129,616
IDT Corp.—Class B * (Telecommunications)	6,426	88,615
IHOP Corp. (Retail)	2,268	109,045
IKON Office Solutions, Inc. (Office/Business Equipment)	9,828	123,833
Imation Corp. (Computers)	3,024	124,135
Immucor, Inc. * (Healthcare-Products)	5,670	109,034
IMPAC Mortgage Holdings, Inc. (REIT)	5,292	59,165
Impax Laboratories, Inc. * (Pharmaceuticals)	5,292	33,075
Independent Bank Corp.—Massachusetts (Banks)	3,024	98,189
Independent Bank Corp.—Michigan (Banks)	3,024	79,531
Infinity Property & Casualty Corp. (Insurance)	2,646	108,486
Informatica Corp. * (Software)	10,206	134,311
Infospace, Inc. * (Internet)	3,024	68,554
Inland Real Estate Corp. (REIT)	4,914	73,120
Insight Enterprises, Inc. * (Retail)	6,426	122,415
Integra LifeSciences Holdings * (Biotechnology)	3,024	117,361
Integrated Device Technology, Inc. * (Semiconductors)	10,962	155,441
Interdigital Communications Corp. * (Telecommunications)	4,914	171,548
Intergraph Corp. * (Computers)	2,646	83,323
Intermagnetics General Corp. * (Electrical Components & Equipment)	5,670	152,977
Intermec Inc * (Machinery-Diversified)	4,914	112,727
Internet Security Systems, Inc. * (Internet)	4,536	85,504
Intuitive Surgical, Inc. * (Healthcare-Products)	3,024	356,742
Invacare Corp. (Healthcare-Products)	2,646	65,832
inVentiv Health, Inc. * (Advertising)	4,914	141,424
Investment Technology Group, Inc. * (Diversified Financial Services)	4,536	230,700
Itron, Inc. * (Electronics)	2,268	134,402
J2 Global Communications, Inc. * (Internet)	5,292	165,217
Jack Henry & Associates, Inc. (Computers)	7,560	148,630
Jack in the Box, Inc. * (Retail)	3,780	148,176
Jackson Hewitt Tax Service, Inc. (Commercial Services)	3,780	118,503
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	7,938	69,854
Jarden Corp. * (Household Products/Wares)	3,780	115,101
JLG Industries, Inc. (Machinery-Construction & Mining)	8,316	187,110
Jo-Ann Stores, Inc. * (Retail)	3,024	44,302
Jones Lang LaSalle, Inc. (Real Estate)	2,646	231,658
Journal Register Co. (Media)	7,182	64,351
K-Swiss, Inc.—Class A (Apparel)	3,024	80,741
K-V Pharmaceutical Co. * (Pharmaceuticals)	5,292	98,749
Kansas City Southern Industries, Inc. * (Transportation)	6,804	188,471
Kaydon Corp. (Metal Fabricate/Hardware)	4,158	155,135
KCS Energy, Inc. * (Oil & Gas)	6,426	190,852
Keane, Inc. * (Software)	7,938	99,225
Kellwood Co. (Apparel)	5,292	154,897
Kelly Services, Inc.—Class A (Commercial Services)	5,670	154,054
KEMET Corp. * (Electronics)	14,364	132,436
Kennametal, Inc. (Hand/Machine Tools)	3,402	211,775
Kenneth Cole Productions, Inc. (Retail)	3,024	67,526
Keynote Systems, Inc. * (Internet)	8,694	89,635
KFx, Inc. * (Energy-Alternate Sources)	5,670	86,638
Kilroy Realty Corp. (REIT)	2,268	163,863
Kimball International, Inc.—Class B (Home Furnishings)	7,938	156,458
Kindred Healthcare, Inc. * (Healthcare-Services)	2,268	58,968
Kirby Corp. * (Transportation)	4,536	179,172
KNBT Bancorp, Inc. (Savings & Loans)	8,316	137,380
Knight Capital Group, Inc.—Class A * (Diversified Financial Services)	12,852	195,736
Knight Transportation, Inc. (Transportation)	5,670	114,534
Komag, Inc. * (Computers)	3,024	139,648
Kronos, Inc. * (Computers)	3,024	109,499
Kyphon, Inc. * (Healthcare-Products)	3,024	116,001
La-Z-Boy, Inc. (Home Furnishings)	5,670	79,380
Labor Ready, Inc. * (Commercial Services)	4,914	111,302
Laclede Group, Inc. (Gas)	3,024	103,905
Lakeland Financial Corp. (Banks)	7,560	183,631
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,890	74,598
Landauer, Inc. (Commercial Services)	1,512	72,425
LaSalle Hotel Properties (REIT)	3,402	157,513
Laserscope * (Healthcare-Products)	1,890	58,231
LCA-Vision, Inc. (Healthcare-Products)	1,890	100,000
Lennox International, Inc. (Building Materials)	4,536	120,113
Level 3 Communications, Inc. * (Telecommunications)	56,700	251,748
Lexington Corporate Properties Trust (REIT)	4,536	97,978
LIFE TIME FITNESS, Inc. * (Leisure Time)	2,646	122,431
Lin TV Corp.—Class A * (Media)	6,426	48,516
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,402	213,136
Littelfuse, Inc. * (Electrical Components & Equipment)	3,024	103,965
LKQ Corp. * (Distribution/Wholesale)	4,536	86,184
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,646	142,937
Longs Drug Stores Corp. (Retail)	3,024	137,955
Longview Fibre Co. (Forest Products & Paper)	4,536	86,592
M/I Schottenstein Homes, Inc. (Home Builders)	1,512	53,041
Macdermid, Inc. (Chemicals)	3,402	97,978
Macrovision Corp. * (Entertainment)	5,292	113,884
MAF Bancorp, Inc. (Savings & Loans)	2,268	97,161
Magellan Health Services, Inc. * (Healthcare-Services)	3,024	137,017
Maguire Properties, Inc. (REIT)	3,024	106,354
Manhattan Associates, Inc. *(Computers)	4,914	99,705
Manitowoc Co. (Machinery-Diversified)	6,804	302,779
Martek Biosciences Corp. * (Biotechnology)	2,646	76,602
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	3,024	104,237
Maverick Tube Corp. * (Oil & Gas Services)	3,780	238,858
Maximus, Inc. (Commercial Services)	2,646	61,255
MB Financial, Inc. (Banks)	3,024	106,929
Medarex, Inc. * (Pharmaceuticals)	11,340	108,977

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Media General, Inc.—Class A (Media)	2,268	$95,007
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	4,536	108,864
Mentor Corp. (Healthcare-Products)	2,646	115,101
Mentor Graphics Corp. * (Computers)	7,938	103,035
Mercantile Bank Corp. (Banks)	2,268	90,380
Mercury Computer Systems, Inc. * (Computers)	3,024	46,539
Methode Electronics, Inc.—Class A (Electronics)	6,804	71,510
MGE Energy, Inc. (Electric)	2,268	70,648
MGI Pharma, Inc. * (Pharmaceuticals)	6,426	138,159
Micrel, Inc. * (Semiconductors)	10,206	102,162
Micros Systems, Inc. * (Computers)	3,402	148,599
Microsemi Corp. * (Semiconductors)	6,048	147,450
MicroStrategy, Inc.—Class A * (Software)	1,512	147,450
Mid-America Apartment Communities, Inc. (REIT)	1,890	105,368
Mid-State Bancshares (Banks)	3,024	84,672
Midas, Inc. * (Commercial Services)	3,780	69,552
Midwest Banc Holdings, Inc. (Banks)	4,914	109,337
Mine Safety Appliances Co. (Environmental Control)	2,646	106,369
Minerals Technologies, Inc. (Chemicals)	1,890	98,280
Modine Manufacturing Co. (Auto Parts & Equipment)	3,402	79,471
Monaco Coach Corp. (Home Builders)	4,536	57,607
Moneygram International, Inc. (Software)	7,182	243,829
Moog, Inc.—Class A * (Aerospace/Defense)	3,024	103,481
Movie Gallery, Inc. (Retail)	2,646	16,432
MPS Group, Inc. * (Commercial Services)	12,096	182,166
MTS Systems Corp. (Computers)	2,268	89,609
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,402	112,368
Myriad Genetics, Inc. * (Biotechnology)	6,048	152,712
Nabi Biopharmaceuticals * (Pharmaceuticals)	5,670	32,546
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	3,402	101,720
National Financial Partners (Diversified Financial Services)	3,402	150,743
National Penn Bancshares, Inc. (Banks)	4,914	97,592
National Presto Industries, Inc. (Housewares)	4,158	217,380
Nationwide Health Properties, Inc. (REIT)	4,914	110,614
Navigant Consulting Co. * (Commercial Services)	4,914	111,302
NBT Bancorp, Inc. (Banks)	4,158	96,590
NBTY, Inc. * (Pharmaceuticals)	4,536	108,456
NCI Building Systems, Inc. * (Building Materials)	2,646	140,688
NCO Group, Inc. * (Commercial Services)	4,158	109,938
Nektar Therapeutics * (Biotechnology)	7,938	145,583
NetBank, Inc. (Internet)	10,962	72,678
NETGEAR, Inc. * (Telecommunications)	3,780	81,837
NetIQ Corp. * (Software)	7,560	92,156
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	4,536	48,082
New Jersey Resources Corp. (Gas)	2,268	106,097
NewAlliance Bancshares, Inc. (Savings & Loans)	12,474	178,503
Newcastle Investment Corp. (REIT)	3,402	86,139
Newpark Resources, Inc. * (Oil & Gas Services)	10,962	67,416
NGP Capital Resources Co. (Investment Companies)	9,828	143,783
NICOR, Inc. (Gas)	1,890	78,435
Nordson Corp. (Machinery-Diversified)	3,024	148,720
Northwest Natural Gas Co. (Gas)	2,646	97,981
NorthWestern Corp. (Electric)	2,646	90,890
Novastar Financial, Inc. (REIT)	1,890	59,743
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	9,072	44,271
Nu Skin Enterprises, Inc. (Retail)	4,914	72,973
Oceaneering International, Inc. * (Oil & Gas Services)	8,316	381,288
Ohio Casualty Corp. (Insurance)	4,914	146,093
Oil States International, Inc. * (Oil & Gas Services)	4,536	155,494
Old National Bancorp (Banks)	5,670	113,230
Old Second Bancorp, Inc. (Banks)	3,024	93,744
Olin Corp. (Chemicals)	6,048	108,441
OM Group, Inc. * (Chemicals)	3,024	93,290
OMEGA Healthcare Investors, Inc. (REIT)	6,804	89,949
OmniVision Technologies, Inc. * (Semiconductors)	6,426	135,717
ON Semiconductor Corp. * (Semiconductors)	16,254	95,574
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	3,024	50,894
Openwave Systems, Inc. * (Internet)	7,182	82,880
Orbital Sciences Corp. * (Aerospace/Defense)	7,938	128,119
Otter Tail Power Co. (Electric)	3,402	92,977
Owens & Minor, Inc. (Distribution/Wholesale)	3,780	108,108
Oxford Industries, Inc. (Apparel)	2,268	89,382
P.F. Chang’s China Bistro, Inc. * (Retail)	3,024	114,972
Pacer International, Inc. (Transportation)	3,402	110,837
Pacific Capital Bancorp (Banks)	3,780	117,634
Pacific Sunwear of California, Inc. * (Retail)	6,804	121,996
Palm, Inc. * (Computers)	6,804	109,544
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,402	62,801
Parametric Technology Corp. * (Software)	9,828	124,914
Park Electrochemical Corp. (Electronics)	4,914	126,536
Park National Corp. (Banks)	1,134	112,051
Parker Drilling Co. * (Oil & Gas)	12,852	92,277
Partners Trust Financial Group, Inc. (Savings & Loans)	6,804	77,634
Payless ShoeSource, Inc. * (Retail)	6,048	164,324
Pediatrix Medical Group, Inc. * (Healthcare-Services)	3,780	171,234
Peet’s Coffee & Tea, Inc. * (Beverages)	2,646	79,883
Penn Virginia Corp. (Oil & Gas)	2,268	158,488
Pennsylvania REIT	2,646	106,819
Peoples Energy Corp. (Gas)	2,268	81,444
Pep Boys-Manny, Moe & Jack (Retail)	6,426	75,377
Performance Food Group Co. * (Food)	3,402	103,353
Pericom Semiconductor Corp. * (Semiconductors)	14,742	122,359
Perot Systems Corp.—Class A * (Computers)	9,072	131,363
Perrigo Co. (Pharmaceuticals)	7,938	127,802
PETCO Animal Supplies, Inc. * (Retail)	5,292	108,116
Pharmion Corp. * (Pharmaceuticals)	3,402	57,936
PHH Corp. * (Commercial Services)	4,536	124,921
Phillips-Van Heusen Corp. (Apparel)	3,780	144,245
Photronics, Inc. * (Semiconductors)	3,402	50,350
Pier 1 Imports, Inc. (Retail)	9,072	63,323
Pinnacle Entertainment, Inc. * (Entertainment)	5,292	162,200
Plantronics, Inc. (Telecommunications)	4,914	109,140
Plexus Corp. * (Electronics)	7,560	258,627
PMC-Sierra, Inc. * (Semiconductors)	18,144	170,554
Polycom, Inc. * (Telecommunications)	9,450	207,144
PolyMedica Corp. (Healthcare-Products)	3,024	108,743
Post Properties, Inc. (REIT)	3,402	154,247
Potlatch Corp. (Forest Products & Paper)	2,646	99,887
Power Integrations, Inc. * (Semiconductors)	4,158	72,682
Powerwave Technologies, Inc. * (Telecommunications)	10,584	96,526
Premiere Global Services, Inc. * (Telecommunications)	7,560	57,078
Price Communications Corp. * (Telecommunications)	7,938	134,549
ProAssurance Corp. * (Insurance)	2,646	127,484
Progress Software Corp. * (Software)	3,780	88,490
ProQuest Co. * (Internet)	3,402	41,811
Prosperity Bancshares, Inc. (Banks)	4,158	136,757
Provident Bankshares Corp. (Banks)	3,024	110,043
Provident Financial Services, Inc. (Savings & Loans)	6,048	108,562
Provident New York Bancorp (Savings & Loans)	9,450	124,929
PS Business Parks, Inc. (REIT)	1,512	89,208
PSS World Medical, Inc. * (Healthcare-Products)	6,426	113,419
Psychiatric Solutions, Inc. * (Healthcare-Services)	3,780	108,335
Quanex Corp. (Metal Fabricate/Hardware)	3,402	146,524
Quanta Services, Inc. * (Commercial Services)	10,206	176,870
Quest Software, Inc. * (Software)	7,560	106,142
Radio One, Inc. * (Media)	8,694	64,336
RAIT Investment Trust (REIT)	3,024	88,301

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Ralcorp Holdings, Inc. * (Food)	2,646	$112,534
Rambus, Inc. * (Semiconductors)	7,560	172,444
RARE Hospitality International, Inc. * (Retail)	3,780	108,713
RC2 Corp. * (Toys/Games/Hobbies)	2,646	102,294
Reader’s Digest Association, Inc. (Media)	9,072	126,645
Red Robin Gourmet Burgers, Inc. * (Retail)	1,512	64,351
Redwood Trust, Inc. (REIT)	1,512	73,831
Regal-Beloit Corp. (Hand/Machine Tools)	4,536	200,264
Regis Corp. (Retail)	4,536	161,527
Reliance Steel & Aluminum Co. (Iron/Steel)	3,402	282,196
Remington Oil & Gas Corp. * (Oil & Gas)	3,402	149,586
Republic Bancorp, Inc. (Banks)	6,804	84,302
Resource America, Inc.—Class A (Holding Companies-Diversified)	2,646	50,406
Resources Connection, Inc. * (Commercial Services)	4,158	104,033
RF Micro Devices, Inc. * (Telecommunications)	20,412	121,860
RLI Corp. (Insurance)	2,268	109,272
Rogers Corp. * (Electronics)	2,268	127,779
RSA Security, Inc. * (Internet)	7,560	205,557
Ruby Tuesday, Inc. (Retail)	5,670	138,405
Ruddick Corp. (Food)	4,536	111,177
Russell Corp. (Apparel)	4,914	89,238
Ryan’s Restaurant Group, Inc. * (Retail)	7,938	94,542
S&T Bancorp, Inc. (Banks)	3,024	100,488
SafeNet, Inc. * (Telecommunications)	3,024	53,585
Saga Communications, Inc. * (Media)	8,316	75,343
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	4,914	60,442
Sanderson Farms, Inc. (Food)	1,890	52,901
Sandy Spring Bancorp, Inc. (Banks)	3,024	109,045
Saxon Capital, Inc. (REIT)	3,780	43,243
ScanSource, Inc. * (Distribution/Wholesale)	3,780	110,830
Scholastic Corp. * (Media)	3,402	88,350
School Specialty, Inc. * (Retail)	2,268	72,236
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,890	155,169
Seagate Technology (Computers)	7,692	174,146
Select Comfort Corp. * (Retail)	5,670	130,240
Selective Insurance Group, Inc. (Insurance)	2,268	126,713
Semtech Corp. * (Semiconductors)	9,450	136,553
Senior Housing Properties Trust (REIT)	4,536	81,240
Sensient Technologies Corp. (Chemicals)	4,914	102,752
Serologicals Corp. * (Biotechnology)	5,292	166,380
SFBC International, Inc. * (Commercial Services)	1,890	28,652
Shaw Group, Inc. * (Engineering & Construction)	6,426	178,643
Shuffle Master, Inc. * (Entertainment)	4,914	161,081
Sierra Pacific Resources * (Electric)	9,828	137,592
Sigmatel, Inc. * (Semiconductors)	3,402	13,982
Silicon Image, Inc. * (Semiconductors)	9,072	97,796
Silicon Laboratories, Inc. * (Semiconductors)	3,780	132,867
Simpson Manufacturing Co., Inc. (Building Materials)	3,780	136,269
Sinclair Broadcast Group, Inc.—Class A (Media)	9,072	77,656
Skyline Corp. (Home Builders)	3,024	129,367
SkyWest, Inc. (Airlines)	4,536	112,493
Skyworks Solutions, Inc. * (Semiconductors)	14,742	81,228
Sohu.com, Inc. * (Internet)	3,024	77,989
SonoSite, Inc. * (Healthcare-Products)	2,268	88,543
Sonus Networks, Inc. * (Telecommunications)	18,900	93,555
South Jersey Industries, Inc. (Gas)	1,890	51,767
Sovran Self Storage, Inc. (REIT)	1,512	76,794
Spherion Corp. * (Commercial Services)	17,388	158,579
Spirit Finance Corp. (REIT)	7,182	80,869
St. Mary Land & Exploration Co. (Oil & Gas)	4,536	182,574
Stage Stores, Inc. (Retail)	2,268	74,844
Standex International Corp. (Miscellaneous Manufacturing)	3,024	91,778
Steel Dynamics, Inc. (Iron/Steel)	3,780	248,497
STERIS Corp. (Healthcare-Products)	5,292	120,975
Sterling Bancshares, Inc. (Banks)	6,426	120,488
Sterling Financial Corp.—Spokane (Savings & Loans)	6,804	207,590
Stewart Enterprises, Inc.—Class A (Commercial Services)	13,230	76,073
Stewart Information Services Corp. (Insurance)	1,890	68,626
Stone Energy Corp. * (Oil & Gas)	2,646	123,171
Strayer Education, Inc. (Commercial Services)	1,512	146,845
Sun Communities, Inc. (REIT)	2,268	73,778
Sunrise Assisted Living, Inc. * (Healthcare-Services)	5,292	146,324
Superior Energy Services, Inc. * (Oil & Gas Services)	8,694	294,727
Superior Industries International, Inc. (Auto Parts & Equipment)	3,024	55,309
SureWest Communications (Telecommunications)	4,158	80,333
SurModics, Inc. * (Healthcare-Products)	1,512	54,598
Susquehanna Bancshares, Inc. (Banks)	3,402	81,308
SVB Financial Group * (Banks)	3,024	137,471
Swift Energy Co. * (Oil & Gas)	2,646	113,593
Sycamore Networks, Inc. * (Telecommunications)	30,240	122,774
Symyx Technologies, Inc. * (Chemicals)	3,402	82,158
Tanger Factory Outlet Centers, Inc. (REIT)	2,646	85,651
Taubman Centers, Inc. (REIT)	4,158	170,062
Technitrol, Inc. (Electronics)	8,694	201,266
Tekelec * (Telecommunications)	5,292	65,356
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,402	111,450
Telik, Inc. * (Biotechnology)	7,182	118,503
Tennant Co. (Machinery-Diversified)	2,646	133,041
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	5,292	137,591
Tessera Technologies, Inc. * (Semiconductors)	3,780	103,950
TETRA Technologies, Inc. * (Oil & Gas Services)	11,340	343,489
Texas Capital Bancshares, Inc. * (Banks)	4,536	105,689
Texas Industries, Inc. (Building Materials)	1,890	100,359
Texas Regional Bancshares, Inc.—Class A (Banks)	3,780	143,338
The Children’s Place Retail Stores, Inc. * (Retail)	1,890	113,495
The Finish Line, Inc.—Class A (Retail)	4,536	53,661
The Genlyte Group, Inc. * (Building Materials)	1,890	136,893
The Medicines Co. * (Pharmaceuticals)	6,048	118,238
The Nautilus Group, Inc. (Leisure Time)	3,402	53,445
The Navigators Group, Inc. * (Insurance)	2,268	99,384
The Phoenix Cos., Inc. (Insurance)	9,450	133,056
The Steak n Shake Co. * (Retail)	5,670	85,844
The Stride Rite Corp. (Apparel)	6,048	79,773
The Topps Co., Inc. (Toys/Games/Hobbies)	10,962	90,108
The Warnaco Group, Inc. * (Apparel)	5,292	98,855
Thor Industries, Inc. (Home Builders)	3,402	164,827
Thoratec Corp. * (Healthcare-Products)	4,914	68,157
THQ, Inc. * (Software)	5,670	122,472
Tibco Software, Inc. * (Internet)	18,900	133,245
Tierone Corp. (Savings & Loans)	4,914	165,946
Todco—Class A (Oil & Gas)	4,914	200,737
Too, Inc. * (Retail)	3,780	145,114
Tootsie Roll Industries, Inc. (Food)	2,646	77,078
Tractor Supply Co. * (Retail)	2,646	146,244
Trammell Crow Co. * (Real Estate)	3,402	119,648
Transaction Systems Architect, Inc. * (Software)	4,536	189,106
Tredegar Corp. (Miscellaneous Manufacturing)	6,426	101,659
Triarc Cos., Inc. (Retail)	5,292	82,714
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,670	229,068
Triumph Group, Inc. * (Aerospace/Defense)	2,646	127,008
TrustCo Bank Corp. NY (Banks)	7,560	83,311
Trustmark Corp. (Banks)	3,780	117,067
Trustreet Properties, Inc. (REIT)	5,292	69,801
Tuesday Morning Corp. (Retail)	2,646	34,795
Tupperware Corp. (Household Products/Wares)	5,292	104,199
U-Store-It Trust (REIT)	5,292	99,807

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

UCBH Holdings, Inc. (Banks)	7,938	$131,295
UMB Financial Corp. (Banks)	3,024	100,820
Umpqua Holdings Corp. (Banks)	4,914	126,044
Unisource Energy Corp. (Electric)	3,024	94,198
United Auto Group, Inc. (Retail)	6,048	129,125
United Bankshares, Inc. (Banks)	2,646	96,923
United Community Banks, Inc. (Banks)	3,402	103,557
United Natural Foods, Inc. * (Food)	3,780	124,816
United Rentals, Inc. * (Commercial Services)	5,292	169,238
United Stationers, Inc. * (Distribution/Wholesale)	3,024	149,144
United Surgical Partners International, Inc. * (Healthcare-Services)	3,024	90,932
United Therapeutics Corp. * (Pharmaceuticals)	1,890	109,185
Universal Corp. (Agriculture)	2,268	84,415
URS Corp. * (Engineering & Construction)	3,780	158,760
USA Mobility, Inc. (Telecommunications)	3,024	50,198
USEC, Inc. (Mining)	7,560	89,586
UTStarcom, Inc. * (Telecommunications)	10,206	79,505
Vail Resorts, Inc. * (Entertainment)	3,024	112,190
Valassis Communications, Inc. * (Commercial Services)	4,536	107,004
ValueClick, Inc. * (Internet)	9,072	139,255
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	6,048	197,225
Varian, Inc. * (Electronics)	3,024	125,526
Ventana Medical Systems, Inc. * (Healthcare-Products)	2,646	124,838
Veritas DGC, Inc. * (Oil & Gas Services)	3,402	175,475
Vertex Pharmaceuticals, Inc. * (Biotechnology)	8,316	305,280
Viad Corp. (Commercial Services)	4,536	141,977
Viasys Healthcare, Inc. * (Healthcare-Products)	3,402	87,091
Visteon Corp. * (Auto Parts & Equipment)	10,206	73,585
W Holding Co., Inc. (Banks)	8,694	57,815
W-H Energy Services, Inc. * (Oil & Gas Services)	4,158	211,351
Wabash National Corp. (Auto Manufacturers)	3,780	58,061
Wabtec Corp. (Machinery-Diversified)	5,670	212,058
Waddell & Reed Financial, Inc. (Diversified Financial Services)	6,804	139,890
Walter Industries, Inc. (Holding Companies-Diversified)	3,024	174,334
Washington Group International, Inc. (Engineering & Construction)	2,268	120,975
Washington REIT	3,402	124,853
Waste Connections, Inc. * (Environmental Control)	4,914	178,870
Watsco, Inc. (Distribution/Wholesale)	2,646	158,284
Watson Wyatt & Co. Holdings (Commercial Services)	6,048	212,526
Watts Industries, Inc.—Class A (Electronics)	4,158	139,501
WCI Communities, Inc. * (Home Builders)	3,024	60,903
WD-40 Co. (Household Products/Wares)	2,646	88,826
WebEx Communications, Inc. * (Internet)	3,780	134,341
Websense, Inc. * (Internet)	5,292	108,698
Werner Enterprises, Inc. (Transportation)	4,158	84,283
Wesbanco, Inc. (Banks)	2,646	82,000
WESCO International, Inc. * (Distribution/Wholesale)	3,024	208,656
West Coast Bancorp (Banks)	4,158	122,536
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,402	123,425
Westamerica Bancorp (Banks)	3,024	148,085
WGL Holdings, Inc. (Gas)	3,024	87,545
Whiting Petroleum Corp. * (Oil & Gas)	2,646	110,788
Wind River Systems, Inc. * (Software)	7,938	70,648
Winnebago Industries, Inc. (Home Builders)	3,402	105,598
Wintrust Financial Corp. (Banks)	3,024	153,769
Witness Systems, Inc. * (Software)	5,670	114,364
WMS Industries, Inc. * (Leisure Time)	2,646	72,474
Wolverine World Wide, Inc. (Apparel)	5,670	132,281
Woodward Governor Co. (Electronics)	3,402	103,795
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,804	142,544
Wright Express Corp. * (Commercial Services)	3,780	108,637
Wright Medical Group, Inc. * (Healthcare-Products)	3,024	63,292
Yankee Candle Co., Inc. (Household Products/Wares)	4,158	103,992
Zale Corp. * (Retail)	4,536	109,272
Zenith National Insurance Corp. (Insurance)	2,268	89,972
Zoll Medical Corp. * (Healthcare-Products)	3,780	123,833

TOTAL COMMON STOCKS
(Cost $72,240,426)		88,600,231

Repurchase Agreements (21.2%)
	Principal
	Amount

UBS **, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $24,184,932 (Collateralized by $25,305,000 of various U.S. Government Agency Obligations, 2.75% - 6.00%, 2/15/07-5/15/11, market value $24,658,078)	$24,175,000	24,175,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,175,000)		24,175,000

TOTAL INVESTMENT SECURITIES
(Cost $96,415,426)—98.8%		112,775,231
Net other assets (liabilities)—1.2%		1,334,204

NET ASSETS—100.0%		$114,109,435

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $2,246,260)	31	$60,845
Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $2,536,100)	7	45,469

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/28/06 (Underlying notional amount at value $3,910,416)	5,396	204,574
Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/28/06 (Underlying notional amount at value $16,447,064)	22,696	735,680

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.3%
Aerospace/Defense	1.3%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	6.5%
Beverages	0.2%
Biotechnology	1.8%
Building Materials	1.0%
Chemicals	1.0%
Commercial Services	4.3%
Computers	1.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.1%
Electric	1.3%
Electrical Components & Equipment	0.4%
Electronics	2.3%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.8%
Entertainment	0.6%
Environmental Control	0.4%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.8%
Healthcare-Products	2.4%
Healthcare-Services	1.0%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.3%
Internet	2.3%
Investment Companies	0.2%
Iron/Steel	0.8%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.9%
Media	1.1%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	1.6%
Office/Business Equipment	0.2%
Oil & Gas	3.0%
Oil & Gas Services	2.5%
Packaging & Containers	0.1%
Pharmaceuticals	2.1%
Real Estate	0.3%
Real Estate Investment Trust	4.2%
Retail	4.7%
Savings & Loans	2.1%
Semiconductors	3.2%
Software	2.3%
Telecommunications	3.4%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.4%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	22.4%

***	Includes non-equity securities and other net assets (liabilities).

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $72,240,426)	$88,600,231
Repurchase agreements, at cost	24,175,000

Total Investment Securities	112,775,231
Segregated securities balances with brokers for futures contracts	266,714
Dividends and interest receivable	126,358
Receivable for capital shares issued	668,135
Unrealized appreciation on swap agreements	940,254
Variation margin on futures contracts	27,359
Prepaid expenses	1,521

Total Assets	114,805,572

Liabilities:
Cash overdraft	69,718
Payable for capital shares redeemed	359,167
Advisory fees payable	66,388
Management services fees payable	8,852
Administration fees payable	2,809
Administrative services fees payable	74,100
Distribution fees payable	74,660
Trustee fees payable	11
Transfer agency fees payable	2,853
Fund accounting fees payable	4,425
Compliance services fees payable	1,130
Other accrued expenses	32,024

Total Liabilities	696,137

Net Assets	$114,109,435

Net Assets consist of:
Capital	$94,782,052
Accumulated net investment income (loss)	389,607
Accumulated net realized gains (losses) on investments	1,531,403
Net unrealized appreciation (depreciation) on investments	17,406,373

Net Assets	$114,109,435

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,220,372

Net Asset Value (offering and redemption price per share)	$35.43

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$622,483
Interest	709,419

Total Investment Income	1,331,902

Expenses:
Advisory fees	454,349
Management services fees	90,870
Administration fees	18,036
Transfer agency fees	17,057
Administrative services fees	150,184
Distribution fees	151,450
Custody fees	11,011
Fund accounting fees	28,899
Trustee fees	642
Compliance services fees	1,518
Other fees	27,883

Total Gross Expenses before reductions	951,899
Less Expenses reduced by the Advisor	(9,604)

Total Net Expenses	942,295

Net Investment Income (Loss)	389,607

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	846,608
Net realized gains (losses) on futures contracts	(18,016)
Net realized gains (losses) on swap agreements	(297,726)
Change in net unrealized appreciation/depreciation on investments	7,403,413

Net Realized and Unrealized Gains (Losses) on Investments	7,934,279

Change in Net Assets Resulting from Operations	$8,323,886

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$389,607	$(15,637)
Net realized gains (losses) on investments	530,866	4,500,212
Change in net unrealized appreciation/depreciation on investments	7,403,413	(4,009,762)

Change in net assets resulting from operations	8,323,886	474,813

Distributions to Shareholders From:
Net realized gains on investments	—	(12,777,971)

Change in net assets resulting from distributions	—	(12,777,971)

Capital Transactions:
Proceeds from shares issued	86,037,425	145,139,602
Dividends reinvested	—	12,777,971
Cost of shares redeemed	(97,359,908)	(176,334,188)

Change in net assets resulting from capital transactions	(11,322,483)	(18,416,615)

Change in net assets	(2,998,597)	(30,719,773)
Net Assets:
Beginning of period	117,108,032	147,827,805

End of period	$114,109,435	$117,108,032

Accumulated net investment income (loss)	$389,607	$—

Share Transactions:
Issued	2,430,080	4,296,386
Reinvested	—	384,415
Redeemed	(2,763,459)	(5,240,962)

Change in shares	(333,379)	(560,161)

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	year ended	May 1, 2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$32.95		$35.93	$31.62	$22.15	$28.56	$30.00

Investment Activities:
Net investment income (loss) (b)	0.11		— (c)	(0.14)	(0.14)	(0.16)	(0.10)
Net realized and unrealized gains (losses) on investments	2.37		1.04	5.37	9.61	(6.25)	(1.34)

Total income (loss) from investment activities	2.48		1.04	5.23	9.47	(6.41)	(1.44)

Distributions to Shareholders From:
Net realized gains on investments	—		(4.02)	(0.92)	—	—	—

Net Asset Value, End of Period	$35.43		$32.95	$35.93	$31.62	$22.15	$28.56

Total Return	7.53	% (d)	2.81%	16.74%	42.75%	(22.44)%	(4.80	)% (d)
Ratios to Average Net Assets:
Gross expenses (e)	1.57%		1.60%	1.61%	1.73%	1.97%	2.65%
Net expenses (e)	1.55%		1.60%	1.61%	1.73%	1.97%	2.25%
Net investment income (loss) (e)	0.64%		(0.01)%	(0.44)%	(0.52)%	(0.62)%	(0.53)%
Supplemental Data:
Net assets, end of period (000’s)	$114,109		$117,108	$147,828	$127,335	$38,612	$19,965
Portfolio turnover rate (f)	0.19	% (d)	67%	161%	189%	527%	2,627	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

20

PROFUNDS VP
ProFund VP OTC
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP OTC seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents. NM Not meaningful, amount is less than 0.05%.

Nasdaq-100 - Sector Composition
% of Index

Technology	37.29%
Communications	29.63%
Consumer, Non-cyclical	17.10%
Consumer, Cyclical	11.68%
Industrial	3.58%
Energy	0.37%
Basic Materials	0.35%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC	June 30, 2006
(unaudited)

Common Stocks (99.5%)
	Shares	Value

Activision, Inc. * (Software)	12,288	$139,837
Adobe Systems, Inc. * (Software)	28,992	880,197
Akamai Technologies, Inc. * (Internet)	7,296	264,042
Altera Corp. * (Semiconductors)	24,960	438,048
Amazon.com, Inc. * (Internet)	13,824	534,712
American Power Conversion Corp. (Electrical Components & Equipment)	9,600	187,104
Amgen, Inc. * (Biotechnology)	27,264	1,778,430
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	5,952	293,850
Apollo Group, Inc.—Class A * (Commercial Services)	8,640	446,429
Apple Computer, Inc. * (Computers)	58,752	3,355,915
Applied Materials, Inc. (Semiconductors)	40,128	653,284
ATI Technologies, Inc. * (Semiconductors)	12,288	179,405
Autodesk, Inc. * (Software)	11,904	410,212
BEA Systems, Inc. * (Software)	17,856	233,735
Bed Bath & Beyond, Inc. * (Retail)	18,816	624,127
Biogen Idec, Inc. * (Biotechnology)	18,432	853,955
Biomet, Inc. (Healthcare-Products)	16,512	516,661
Broadcom Corp.—Class A * (Semiconductors)	21,120	634,656
C.H. Robinson Worldwide, Inc. (Transportation)	8,256	440,045
Cadence Design Systems, Inc. * (Computers)	14,592	250,253
CDW Corp. (Distribution/Wholesale)	4,032	220,349
Celgene Corp. * (Biotechnology)	17,088	810,484
Check Point Software Technologies, Ltd. * (Internet)	11,904	209,272
CheckFree Corp. * (Internet)	4,224	209,341
Cintas Corp. (Textiles)	9,984	396,964
Cisco Systems, Inc. * (Telecommunications)	108,096	2,111,115
Citrix Systems, Inc. * (Software)	10,752	431,585
Cognizant Technology Solutions Corp. * (Computers)	6,720	452,726
Comcast Corp.—Special Class A * (Media)	47,424	1,552,661
Comverse Technology, Inc. * (Telecommunications)	10,368	204,975
Costco Wholesale Corp. (Retail)	12,288	702,013
Dell, Inc. * (Computers)	41,664	1,017,018
DENTSPLY International, Inc. (Healthcare-Products)	3,840	232,704
Discovery Holding Co.—Class A * (Media)	11,712	171,347
eBay, Inc. * (Internet)	52,032	1,524,017
EchoStar Communications Corp.—Class A * (Media)	10,560	325,354
Electronic Arts, Inc. * (Software)	15,168	652,831
Expedia, Inc. * (Internet)	17,280	258,682
Expeditors International of Washington, Inc. (Transportation)	10,368	580,711
Express Scripts, Inc. * (Pharmaceuticals)	6,528	468,319
Fastenal Co. (Distribution/Wholesale)	7,104	286,220
Fiserv, Inc. * (Software)	10,944	496,420
Flextronics International, Ltd. * (Electronics)	31,104	330,324
Garmin, Ltd. (Electronics)	4,992	526,357
Genzyme Corp. * (Biotechnology)	16,128	984,614
Gilead Sciences, Inc. * (Pharmaceuticals)	22,272	1,317,612
Google, Inc.—Class A * (Internet)	6,528	2,737,387
IAC/InterActiveCorp * (Internet)	16,512	437,403
Intel Corp. (Semiconductors)	100,992	1,913,799
Intuit, Inc. * (Software)	10,944	660,908
Intuitive Surgical, Inc. * (Healthcare-Products)	1,728	203,852
JDS Uniphase Corp. * (Telecommunications)	96,000	242,880
Joy Global, Inc. (Machinery-Construction & Mining)	5,952	310,040
Juniper Networks, Inc. * (Telecommunications)	18,432	294,728
KLA-Tencor Corp. (Semiconductors)	11,904	494,849
Lam Research Corp. * (Semiconductors)	7,104	331,188
Lamar Advertising Co. * (Advertising)	4,224	227,505
Liberty Global, Inc.—Class A * (Media)	11,712	251,808
Lincare Holdings, Inc. * (Healthcare-Services)	4,608	174,367
Linear Technology Corp. (Semiconductors)	20,160	675,158
Marvell Technology Group, Ltd. * (Semiconductors)	13,824	612,818
Maxim Integrated Products, Inc. (Semiconductors)	22,272	715,154
MedImmune, Inc. * (Biotechnology)	13,248	359,021
Microchip Technology, Inc. (Semiconductors)	8,832	296,314
Microsoft Corp. (Software)	173,952	4,053,081
Millicom International Cellular S.A. * (Telecommunications)	4,800	218,064
Monster Worldwide, Inc. * (Internet)	6,528	278,484
Network Appliance, Inc. * (Computers)	19,392	684,538
NII Holdings, Inc.—Class B * (Telecommunications)	7,296	411,348
NTL, Inc. (Telecommunications)	15,552	387,245
NVIDIA Corp. * (Semiconductors)	17,088	363,804
Oracle Corp. * (Software)	110,208	1,596,914
PACCAR, Inc. (Auto Manufacturers)	9,216	759,214
Patterson Cos., Inc. * (Healthcare-Products)	6,528	228,023
Patterson-UTI Energy, Inc. (Oil & Gas)	8,640	244,598
Paychex, Inc. (Commercial Services)	17,856	696,027
Petsmart, Inc. (Retail)	6,912	176,947
Qualcomm, Inc. (Telecommunications)	100,224	4,015,976
Red Hat, Inc. * (Software)	9,024	211,162
Research In Motion, Ltd. * (Computers)	9,216	643,000
Ross Stores, Inc. (Retail)	6,912	193,882
SanDisk Corp. * (Computers)	8,832	450,255

See accompanying notes to the financial statements.

21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC	June 30, 2006
(unaudited)

Common Stocks, continued
	Shares	Value

Sears Holdings Corp. * (Retail)	8,064	$1,248,630
Sepracor, Inc. * (Pharmaceuticals)	5,184	296,214
Sigma-Aldrich Corp. (Chemicals)	3,264	237,097
Sirius Satellite Radio, Inc. * (Media)	75,264	357,504
Staples, Inc. (Retail)	24,192	588,349
Starbucks Corp. * (Retail)	52,800	1,993,728
Sun Microsystems, Inc. * (Computers)	75,456	313,142
Symantec Corp. * (Internet)	54,144	841,398
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	5,376	177,623
Tellabs, Inc. * (Telecommunications)	12,672	168,664
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	31,104	982,575
Urban Outfitters, Inc. * (Retail)	8,640	151,114
VeriSign, Inc. * (Internet)	11,520	266,918
Whole Foods Market, Inc. (Food)	6,720	434,381
Wynn Resorts, Ltd. * (Lodging)	5,376	394,061
Xilinx, Inc. (Semiconductors)	22,656	513,158
XM Satellite Radio Holdings, Inc.—Class A * (Media)	13,248	194,083
Yahoo!, Inc. * (Internet)	33,600	1,108,800

TOTAL COMMON STOCKS
(Cost $42,704,120)		66,408,092

Repurchase Agreements (1.0%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $667,274 (Collateralized by $663,000 Federal National Mortgage Association, 6.00%, 5/15/11, market value $681,100)	$667,000	667,000

TOTAL REPURCHASE AGREEMENTS
(Cost $667,000)		667,000

TOTAL INVESTMENT SECURITIES
(Cost $43,371,120)—100.5%		67,075,092
Net other assets (liabilities)—(0.5)%		(317,860)

NET ASSETS—100.0%		$66,757,232

* Non-income producing security
ADR American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $6,216,600)	39	$101,325

Futures Contracts Sold

NASDAQ Futures Contract expiring September 2006 (Underlying face amount at value $5,803,070)	182	(85,670)

ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of June 30, 2006

Advertising	0.3%
Auto Manufacturers	1.1%
Biotechnology	7.2%
Chemicals	0.4%
Commercial Services	1.7%
Computers	10.7%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.3%
Electronics	1.3%
Food	0.7%
Healthcare-Products	1.8%
Healthcare-Services	0.3%
Internet	13.0%
Lodging	0.6%
Machinery-Construction & Mining	0.5%
Media	4.3%
Oil &Gas	0.4%
Pharmaceuticals	5.0%
Retail	8.5%
Semiconductors	11.7%
Software	14.5%
Telecommunications	12.3%
Textiles	0.6%
Transportation	1.5%
Other **	0.5%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

22

PROFUNDS VP
ProFund VP OTC
 (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $42,704,120)	$66,408,092
Repurchase agreements, at cost	667,000

Total Investment Securities	67,075,092
Cash	4,259
Segregated cash balances with brokers for futures contracts	34,186
Dividends and interest receivable	1,433
Receivable for capital shares issued	1,468,203
Prepaid expenses	1,098

Total Assets	68,584,271

Liabilities:
Payable for investments purchased	1,729,377
Payable for capital shares redeemed	140
Variation margin on futures contracts	3,900
Advisory fees payable	40,463
Management services fees payable	5,395
Administration fees payable	1,712
Administrative services fees payable	9,456
Distribution fees payable	13,659
Trustee fees payable	6
Transfer agency fees payable	1,739
Fund accounting fees payable	2,500
Compliance services fees payable	750
Other accrued expenses	17,942

Total Liabilities	1,827,039

Net Assets	$66,757,232

Net Assets consist of:
Capital	$86,137,056
Accumulated net investment income (loss)	(519,627)
Accumulated net realized gains (losses) on investments	(42,579,824)
Net unrealized appreciation (depreciation) on investments	23,719,627

Net Assets	$66,757,232

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,676,887

Net Asset Value (offering and redemption price per share)	$14.27

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$193,196
Interest	37,324

Total Investment Income	230,520

Expenses:
Advisory fees	320,274
Management services fees	64,055
Administration fees	11,795
Transfer agency fees	11,297
Administrative services fees	194,861
Distribution fees	106,758
Custody fees	10,288
Fund accounting fees	17,833
Trustee fees	451
Compliance services fees	959
Other fees	17,459

Total Gross Expenses before reductions	756,030
Less Expenses reduced by the Advisor	(5,883)

Total Net Expenses	750,147

Net Investment Income (Loss)	(519,627)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	309,674
Net realized gains (losses) on futures contracts	(321,229)
Change in net unrealized appreciation/depreciation on investments	(3,814,558)

Net Realized and Unrealized Gains (Losses) on Investments	(3,826,113)

Change in Net Assets Resulting from Operations	$(4,345,740)

See accompanying notes to the financial statements.

23

PROFUNDS VP
ProFund VP OTC

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$(519,627)	$(1,067,360)
Net realized gains (losses) on investments	(11,555)	10,900,187
Change in net unrealized appreciation/depreciation on investments	(3,814,558)	(11,245,120)

Change in net assets resulting from operations	(4,345,740)	(1,412,293)

Distributions to Shareholders From:
Net realized gains on investments	—	(7,915,930)

Change in net assets resulting from distributions	—	(7,915,930)

Capital Transactions:
Proceeds from shares issued	153,305,698	440,878,622
Dividends reinvested	—	7,915,930
Cost of shares redeemed	(172,533,146)	(506,279,614)

Change in net assets resulting from capital transactions	(19,227,448)	(57,485,062)

Change in net assets	(23,573,188)	(66,813,285)
Net Assets:
Beginning of period	90,330,420	157,143,705

End of period	$66,757,232	$90,330,420

Accumulated net investment income (loss)	$(519,627)	$—

Share Transactions:
Issued	10,031,780	28,942,278
Reinvested	—	539,968
Redeemed	(11,374,667)	(33,012,499)

Change in shares	(1,342,887)	(3,530,253)

See accompanying notes to the financial statements.

24

PROFUNDS VP
ProFund VP OTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2006		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$15.01		$16.45	$15.79	$10.76	$17.53	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.09)		(0.18)	(0.12)	(0.22)	(0.23)	(0.27)
Net realized and unrealized gains (losses) on investments	(0.65)		0.18 (c)	1.42	5.25	(6.54)	(12.20)

Total income (loss) from investment activities	(0.74)		—	1.30	5.03	(6.77)	(12.47)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.44)	(0.64)	—	—	—

Net Asset Value, End of Period	$14.27		$15.01	$16.45	$15.79	$10.76	$17.53

Total Return	(4.93	)% (d)	0.18%	8.53%	46.75%	(38.62)%	(41.57	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.77%		1.84%	1.87%	1.95%	2.03%	1.91%
Net expenses (e)	1.76%		1.84%	1.87%	1.95%	1.98%	1.91%
Net investment income (loss) (e)	(1.22)%		(1.21)%	(0.75)%	(1.68)%	(1.75)%	(1.61)%

Supplemental Data:
Net assets, end of period (000’s)	$66,757		$90,330	$157,144	$154,003	$76,250	$70,774
Portfolio turnover rate (f)	151	% (d)	387%	540%	510%	534%	918	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Russell 2000 Index.
Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(14)%
Swap Agreements	(87)%
Options	NM

Total Exposure	(101)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
Russell 2000 - Sector Composition
% of Index

Financial	(21.64)%
Consumer, Non-cyclical	(19.31)%
Consumer, Cyclical	(14.05)%
Industrial	(13.62)%
Technology	(9.79)%
Communications	(9.69)%
Energy	(5.52)%
Basic Materials	(3.57)%
Utilities	(2.77)%
Diversified	(0.04)%

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

U.S. Government Agency Obligations (85.1%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 4.65%, 7/3/06	$15,000,000	$14,996,125
Federal Farm Credit Bank *, 4.65%, 7/3/06	15,000,000	14,996,125
Federal Home Loan Bank *, 4.65%, 7/3/06	15,000,000	14,996,125
Federal Home Loan Mortgage Corp. *, 4.65%, 7/3/06	15,000,000	14,996,125

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $59,984,500)		59,984,500

Repurchase Agreements (21.3%)
UBS *, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $14,997,159 (Collateralized by $15,704,000 of various U.S. Government Agency Obligations, 3.25% - 5.375%, 1/15/07-8/15/08, market value $15,296,372)	14,991,000	14,991,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,991,000)		14,991,000

Options Purchased (NM)
	Contracts

Russell 2000 Futures Call Option 1050 expiring August 2006	50	925
Russell 2000 Futures Call Option 1050 expiring July 2006	70	560

TOTAL OPTIONS PURCHASED (Cost $3,540)		1,485

TOTAL INVESTMENT SECURITIES (Cost $74,979,040)—106.4%		74,976,985
Net other assets (liabilities)—(6.4)%		(4,505,969)

NET ASSETS—100.0%		$70,471,016

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $72,460)	1	$(109)

Futures Contracts Sold
Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $9,419,800)	26	(169,117)

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/28/06 (Underlying notional amount at value $549)	(1)	(29)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/28/06 (Underlying notional amount at value $61,647,243)	(85,069)	(3,432,841)

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $59,988,040)	$59,985,985
Repurchase agreements, at cost	14,991,000

Total Investment Securities	74,976,985
Cash	158,195
Segregated cash balances with brokers for futures contracts	434,985
Segregated cash balances with custodian for swap agreements	736
Interest receivable	2,053
Prepaid expenses	129

Total Assets	75,573,083

Liabilities:
Payable for capital shares redeemed	1,512,372
Variation margin on futures contracts	69,344
Unrealized depreciation on swap agreements	3,432,870
Advisory fees payable	40,818
Management services fees payable	5,442
Administration fees payable	1,708
Administrative services fees payable	14,153
Distribution fees payable	13,704
Trustee fees payable	6
Transfer agency fees payable	1,748
Fund accounting fees payable	2,464
Compliance services fees payable	436
Other accrued expenses	7,002

Total Liabilities	5,102,067

Net Assets	$70,471,016

Net Assets consist of:
Capital	$72,216,879
Accumulated net investment income (loss)	629,833
Accumulated net realized gains (losses) on investments	1,228,455
Net unrealized appreciation (depreciation) on investments	(3,604,151)

Net Assets	$70,471,016

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,511,106

Net Asset Value (offering and redemption price per share)	$15.62

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$536,418

Expenses:
Advisory fees	84,513
Management services fees	16,903
Administration fees	7,616
Transfer agency fees	2,430
Administrative services fees	41,426
Distribution fees	28,175
Custody fees	814
Fund accounting fees	4,054
Trustee fees	66
Compliance services fees	299
Other fees	8,838

Total Gross Expenses before reductions	195,134
Less Expenses reduced by the Advisor	(4,150)
Less Expenses reduced by the Administrator	(27)

Total Net Expenses	190,957

Net Investment Income (Loss)	345,461

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(8,625)
Net realized gains (losses) on futures contracts	(61,935)
Net realized gains (losses) on swap agreements	1,823,466
Change in net unrealized appreciation/depreciation on investments	(3,664,750)

Net Realized and Unrealized Gains (Losses) on Investments	(1,911,844)

Change in Net Assets Resulting from Operations	$(1,566,383)

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$345,461	$284,372
Net realized gains (losses) on investments	1,752,906	(550,642)
Change in net unrealized appreciation/depreciation on investments	(3,664,750)	195,249

Change in net assets resulting from operations	(1,566,383)	(71,021)

Capital Transactions:
Proceeds from shares issued	241,318,711	350,123,788
Cost of shares redeemed	(178,474,345)	(347,793,412)

Change in net assets resulting from capital transactions	62,844,366	2,330,376

Change in net assets	61,277,983	2,259,355
Net Assets:
Beginning of period	9,193,033	6,933,678

End of period	$70,471,016	$9,193,033

Accumulated net investment income (loss)	$629,833	$284,372

Share Transactions:
Issued	15,400,763	20,040,498
Redeemed	(11,442,753)	(19,892,414)

Change in shares	3,958,010	148,084

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	September 3, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$16.62		$17.12	$18.82	$28.74	$30.00

Investment Activities:
Net investment income (loss) (b)	0.24		0.23	(0.11)	(0.20)	(0.02)
Net realized and unrealized gains (losses) on investments	(1.24)		(0.73)	(1.59)	(9.72)	(1.24)

Total income (loss) from investment activities	(1.00)		(0.50)	(1.70)	(9.92)	(1.26)

Net Asset Value, End of Period	$15.62		$16.62	$17.12	$18.82	$28.74

Total Return	(6.02	)% (c)	(2.92)%	(9.03)%	(34.52)%	(4.20	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.73%		1.90%	2.28%	2.71%	1.73%
Net expenses (d)	1.70%		1.90%	1.98%	1.98%	1.73%
Net investment income (loss) (d)	3.07%		1.36%	(0.62)%	(0.80)%	(0.23)%

Supplemental Data:
Net assets, end of period (000’s)	$70,471		$9,193	$6,934	$125	$2,173
Portfolio turnover rate (e)	—	(c)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

29

PROFUNDS VP
ProFund VP Money Market
(unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Market Exposure
Investment Type	% of Net Assets

U.S. Government Agency Obligations	81%
Repurchase Agreements	20%

Total Exposure	101%

An investment in the ProFund VP Money Market is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund VP Money Market.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	June 30, 2006
(unaudited)

U.S. Government Agency Obligations (81.0%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.65%, 7/3/06	$23,152,000	$23,146,019
Federal Farm Credit Bank, 4.65%, 7/3/06	23,152,000	23,146,019
Federal Home Loan Bank, 4.65%, 7/3/06	23,152,000	23,146,019
Federal Home Loan Mortgage Corp., 4.65%, 7/3/06	23,152,000	23,146,019

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $92,584,076)		92,584,076

Repurchase Agreements (20.2%)
UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $23,149,507 (Collateralized by $24,454,000 Federal Home Loan Mortgage Corp., 2.75%, 3/15/08, market value $23,601,676)	23,140,000	23,140,000

TOTAL REPURCHASE AGREEMENTS
(Cost $23,140,000)		23,140,000

TOTAL INVESTMENT SECURITIES
(Cost $115,724,076)—101.2%		115,724,076
Net other assets (liabilities)—(1.2)%		(1,335,858)

NET ASSETS—100.0%		$114,388,218

See accompanying notes to the financial statements.

30

PROFUNDS VP
ProFund VP Money Market
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $92,584,076)	$92,584,076
Repurchase agreements, at cost	23,140,000

Total Investment Securities	115,724,076
Cash	1,115
Interest receivable	3,169
Receivable for capital shares issued	2,279,450
Prepaid expenses	1,470

Total Assets	118,009,280

Liabilities:
Dividends payable	62
Payable for capital shares redeemed	3,366,920
Advisory fees payable	89,773
Management services fees payable	11,970
Administration fees payable	3,785
Administrative services fees payable	630
Distribution fees payable	89,937
Trustee fees payable	14
Transfer agency fees payable	3,854
Fund accounting fees payable	5,426
Compliance services fees payable	1,404
Other accrued expenses	47,287

Total Liabilities	3,621,062

Net Assets	$114,388,218

Net Assets consist of:
Capital	$114,388,218

Net Assets	$114,388,218

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	114,388,218

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$2,979,984

Expenses:
Advisory fees	479,483
Management services fees	95,897
Administration fees	20,289
Transfer agency fees	21,888
Administrative services fees	1,337
Distribution fees	161,878
Custody fees	9,751
Fund accounting fees	34,540
Trustee fees	806
Compliance services fees	2,106
Other fees	30,321

Total Gross Expenses before reductions	858,296
Less Expenses reduced by the Advisor	(11,746)
Less Expenses reduced by the Administrator	(1,275)

Total Net Expenses	845,275

Net Investment Income (Loss)	2,134,709

Change in Net Assets Resulting from Operations	$2,134,709

See accompanying notes to the financial statements.

31

PROFUNDS VP
ProFund VP Money Market

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$2,134,709	$837,611

Distributions to Shareholders From:
Net investment income	(2,134,709)	(837,611)

Change in net assets resulting from distributions	(2,134,709)	(837,611)

Capital Transactions:
Proceeds from shares issued	1,624,234,620	941,327,755
Dividends reinvested	2,133,736	837,611
Cost of shares redeemed	(1,568,265,655)	(916,580,699)

Change in net assets resulting from capital transactions	58,102,701	25,584,667

Change in net assets	58,102,701	25,584,667
Net Assets:
Beginning of period	56,285,517	30,700,850

End of period	$114,388,218	$56,285,517

Share Transactions:
Issued	1,624,234,619	941,327,755
Reinvested	2,133,736	837,611
Redeemed	(1,568,265,654)	(916,580,699)

Change in shares	58,102,701	25,584,667

See accompanying notes to the financial statements.

32

PROFUNDS VP
ProFund VP Money Market

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	For the period October 29, 2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	0.016		0.018	0.001	0.001	0.002	0.001

Distributions to Shareholders From:
Net investment income	(0.016)		(0.018)	(0.001)	(0.001)	(0.002)	(0.001)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.64	% (b)	1.80%	0.08%	0.12%	0.21%	0.08	% (b)

Ratios to Average Net Assets:
Gross expenses (c)	1.34%		1.34%	1.35%	1.43%	1.51%	1.60%
Net expenses (c)	1.32%		1.34%	1.15%	0.93%	1.32%	1.60%
Net investment income (loss) (c)	3.34%		1.91%	0.05%	0.12%	0.22%	0.27%

Supplemental Data:
Net assets, end of period (000’s)	$114,388		$56,286	$30,701	$45,786	$69,179	$60,980

(a)	Commencement of operations
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

33

PROFUNDS VP

Notes to Financial Statements
June 30, 2006
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Short Small-Cap and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation
Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements
Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

34

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts
 The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales
The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities
Each non-money market ProFund VP, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayeddelivery securities. As of June 30, 2006, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options
The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures

35

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options
The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2006 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions
The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements
The non-money market ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or

36

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The non-money market ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

Securities Transactions and Related Income
During the period, securities transactions were accounted for no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations
ProFund Advisors LLC also serves as the investment advisor for each of the additional 95 active ProFunds in the ProFunds Trust and each of the 5 active Funds in the Access One Trust. Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds and Access One Trust are allocated across the ProFunds and Access One Trust based upon relative net assets or another reasonable basis.

Distributions to Shareholders
Each of the ProFunds VP (except ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, are distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes
Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax fiscal year end of December 31st.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each ProFund’s tax return to determine whether the

37

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. In addition, as Administrator, BISYS receives additional fees for support of the Trust’s Compliance Service Program. ProFunds Distributors Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services, excluding payments received under the Distribution and Service Agreement. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses. The Administrator voluntarily waived fees during the period as reflected on the Statement of Operations as “Less Expenses reduced by the Administrator.” These fees are not available to be recouped in subsequent years.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2006, the Advisor, as an Authorized Firm, was reimbursed $384,527 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trust. Each of the two Independent Trustees were compensated $27,500 ($55,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trust during the period ended June 30, 2006. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

Prior to May 1, 2006, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period ending December 31, 2006 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP Money Market). ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.35% of its average daily net assets.

Effective May 1, 2006, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the period from May 1, 2006 through December 31, 2006 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP Money Market). ProFund VP Money Market’s operating expense are limited to an annualized rate of 1.30% of its average daily net assets.

38

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. As of June 30, 2006, the reimbursements that may potentially be made by the ProFunds VP are as follows:

Expires 2006

ProFund VP Money Market	$7,448

During the period ended June 30, 2006, the Advisor voluntarily waived management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Bull	$14,959
ProFund VP Small-Cap	9,604
ProFund VP OTC	5,883
ProFund VP Short Small-Cap	4,150
ProFund VP Money Market	11,746

4.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2006 were as follows:

	Purchases	Sales

ProFund VP Bull	$211,746,301	$289,707,863
ProFund VP Small-Cap	175,319	3,482,403
ProFund VP OTC	117,774,603	136,682,559

5.	Concentration Risk
ProFund VP Short Small-Cap may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2005, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP Short Small-Cap	$—	$34,822	$423,868	$458,690

As of the latest tax year end of December 31, 2005, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP OTC	$—	$—	$10,420,568	$1,424,903	$11,411,334	$—	$23,256,805
ProFund VP Short Small-Cap	—	—	34,605	5,700	5,700	—	46,005

39

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2005, were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$634,599	$—	$634,599
ProFund VP Small-Cap	7,467,754	5,310,217	12,777,971
ProFund VP OTC	5,604,127	2,311,803	7,915,930
ProFund VP Money Market	837,611	—	837,611

As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$3,838,096	$6,615,991	$—	$—	$19,541,301	$29,995,388
ProFund VP Small-Cap	—	1,937,602	—	—	9,065,895	11,003,497
ProFund VP OTC	—	—	—	(23,256,805)	8,222,721	(15,034,084)
ProFund VP Short Small-Cap	284,371	—	—	(504,695)	40,844	(179,480)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2006.

At June 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$185,717,645	$50,646,594	$(23,947,629)	$26,698,965
ProFund VP Small-Cap	97,740,504	21,104,875	(6,070,148)	15,034,727
ProFund VP OTC	60,291,121	24,079,656	(17,295,685)	6,783,971
ProFund VP Short Small-Cap	74,979,040	—	(2,055)	(2,055)
ProFund VP Money Market	115,724,076	—	—	—

40

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/06	6/30/06	1/1/06 - 6/30/06	1/1/06 - 6/30/06

ProFund VP Bull	$1,000.00	$1,014.90	$9.04	1.81%
ProFund VP Small-Cap	1,000.00	1,075.30	8.00	1.55%
ProFund VP OTC	1,000.00	950.70	8.50	1.76%
ProFund VP Short Small-Cap	1,000.00	939.80	8.18	1.70%
ProFund VP Money Market	1,000.00	1,016.40	6.61	1.32%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/06	6/30/06	1/1/06 - 6/30/06	1/1/06 - 6/30/06

ProFund VP Bull	$1,000.00	$1,015.82	$9.05	1.81%
ProFund VP Small-Cap	1,000.00	1,017.08	7.78	1.55%
ProFund VP OTC	1,000.00	1,016.08	8.78	1.76%
ProFund VP Short Small-Cap	1,000.00	1,016.36	8.50	1.70%
ProFund VP Money Market	1,000.00	1,018.24	6.62	1.32%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

41

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ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/06

Not just funds, ProFundsSM Classic ProFunds VP Bull Small-Cap Europe 30 Bond Benchmarked ProFund VP Rising Rates Opportunity

Semiannual Report
June 30, 2006

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Small-Cap
21	ProFund VP Europe 30
26	ProFund VP Rising Rates Opportunity

30	Notes to Financial Statements

37	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2006.

In many ways, the six-month period was a tale of two markets: the second quarter behaved differently than the first quarter of the year.

The U.S. stock market got off to its best start since 1999, with the S&P 500 Index® returning 4.21% for the quarter. In addition, global equity markets continued to sizzle, with strong returns in the European markets. Asian and Pacific markets outperformed the U.S., but in aggregate lagged European stocks. And emerging market equities, as measured by the Bank of New York Emerging Markets 50 ADR Index, rose 12.84% in the quarter, for an average annualized gain of 46% in the three years through March 31, 2006.

But during the second quarter, markets reversed course. The Fed’s May 10 Open Market Committee meeting, at which the central bank boosted the target federal funds rate by another 0.25%, marked a turning point for stocks. And, as expected, the Fed added another 0.25% increase on June 29, bringing its target for the federal funds rate to 5.25% at the end of the quarter.

While the S&P 500 Index slipped 3.72% in the May 10 through June 30 period, it still gained 2.71% for the six months ending June 30, 2006. Although, the 7.44% second-quarter drop in the more volatile NASDAQ-100 meant a negative 4.05% return for the six month period.

Furthermore, by mid-May, overseas equity markets began tumbling–catching many investors off guard. For example, from May 10 through June 30, the Bank of New York Emerging Markets 50 ADR Index plunged nearly 13.66%. Likewise, the Nikkei 225 fell from favor, and dropped 6.67% in the second quarter.

As a ProFund VP shareholder, you have innovative ways to target your market exposure in these challenging markets. For example, if you are seeking to take advantage of a potential rebound in a broad market or a market niche, you might consider one of the Ultra ProFunds VP or UltraSector ProFunds VP, which are designed to magnify the returns (gains, losses, and volatility) of their benchmark indexes.

Or, you can seek profit from a market decline or partially shield your fund holdings by investing in one of the Inverse ProFunds VP, which are designed to rise when their market benchmark falls (results that are opposite those of conventional mutual funds).

As always, we deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

Investing in ProFunds involves certain risks, including, in all or some cases, leverage, liquidity, short sale, small-cap company, international investing, and repurchase agreement risks. The risks of international investing include currency exchange fluctuation, government regulations, and the potential for political and economic instability. In addition, sector funds are concentrated in a single area of the market, and they can be more volatile and riskier than more diversified mutual funds. These risks can increase volatility and decrease performance and increase expenses. Moreover, there is no guarantee that any ProFund will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than when purchased.

i

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PROFUNDS VP ProFund VP Bull (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	96%
Futures Contracts	4%

Total Exposure	100%
“Market Exposure” excludes any short-term investments and cash equivalents.
S&P 500 - Sector Composition
% of Index

Consumer, Non-cyclical	21.36%
Financial	20.48%
Industrial	11.73%
Communications	11.22%
Energy	10.20%
Technology	10.16%
Consumer, Cyclical	8.44%
Utilities	3.38%
Basic Materials	3.03%

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (96.3%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	13,563	$1,095,484
Abbott Laboratories (Pharmaceuticals)	27,621	1,204,552
ACE, Ltd. (Insurance)	5,841	295,496
ADC Telecommunications, Inc. * (Telecommunications)	2,079	35,052
Adobe Systems, Inc. * (Software)	10,791	327,615
Advanced Micro Devices, Inc. * (Semiconductors)	8,514	207,912
Aetna, Inc. (Healthcare-Services)	10,197	407,166
Affiliated Computer Services, Inc.—Class A * (Computers)	2,079	107,297
AFLAC, Inc. (Insurance)	8,910	412,979
Agilent Technologies, Inc. * (Electronics)	7,425	234,333
Air Products & Chemicals, Inc. (Chemicals)	3,960	253,123
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	1,386	67,526
Alcoa, Inc. (Mining)	15,543	502,971
Allegheny Energy, Inc. * (Electric)	2,970	110,098
Allegheny Technologies, Inc. (Iron/Steel)	1,485	102,821
Allergan, Inc. (Pharmaceuticals)	2,673	286,706
Allied Waste Industries, Inc. * (Environmental Control)	4,356	49,484
Allstate Corp. (Insurance)	11,484	628,519
Alltel Corp. (Telecommunications)	6,930	442,342
Altera Corp. * (Semiconductors)	6,336	111,197
Altria Group, Inc. (Agriculture)	37,719	2,769,706
Amazon.com, Inc. * (Internet)	5,445	210,613
Ambac Financial Group, Inc. (Insurance)	1,881	152,549
Ameren Corp. (Electric)	3,762	189,981
American Electric Power, Inc. (Electric)	7,128	244,134
American Express Co. (Diversified Financial Services)	22,176	1,180,207
American International Group, Inc. (Insurance)	46,728	2,759,289
American Power Conversion Corp. (Electrical Components & Equipment)	2,970	57,885
American Standard Cos. (Building Materials)	3,168	137,079
Ameriprise Financial, Inc. (Diversified Financial Services)	4,455	199,005
AmerisourceBergen Corp. (Pharmaceuticals)	3,762	157,703
Amgen, Inc. * (Biotechnology)	21,483	1,401,336
AmSouth Bancorp (Banks)	6,237	164,969
Anadarko Petroleum Corp. (Oil & Gas)	7,920	377,705
Analog Devices, Inc. (Semiconductors)	6,435	206,821
Andrew Corp. * (Telecommunications)	2,871	25,437
Anheuser-Busch Cos., Inc. (Beverages)	13,959	636,391
AON Corp. (Insurance)	5,544	193,042
Apache Corp. (Oil & Gas)	5,742	391,892
Apartment Investment and Management Co.—Class A ( REIT)	1,782	77,428
Apollo Group, Inc.—Class A * (Commercial Services)	2,475	127,883
Apple Computer, Inc. * (Computers)	15,048	859,542
Applera Corp.—Applied Biosystems Group (Electronics)	3,366	108,890
Applied Materials, Inc. (Semiconductors)	27,819	452,893
Archer-Daniels-Midland Co. (Agriculture)	11,682	482,233
Archstone-Smith Trust ( REIT)	3,861	196,409
Ashland, Inc. (Chemicals)	1,287	85,843
AT&T, Inc. (Telecommunications)	69,399	1,935,538
Autodesk, Inc. * (Software)	4,059	139,873
Automatic Data Processing, Inc. (Software)	10,395	471,413
AutoNation, Inc. * (Retail)	2,673	57,309
AutoZone, Inc. * (Retail)	990	87,318
Avaya, Inc. * (Telecommunications)	7,326	83,663
Avery Dennison Corp. (Household Products/Wares)	1,881	109,211
Avon Products, Inc. (Cosmetics/Personal Care)	8,217	254,727
Baker Hughes, Inc. (Oil & Gas Services)	5,841	478,086
Ball Corp. (Packaging & Containers)	1,881	69,672
Bank of America Corp. (Banks)	80,982	3,895,233
Bank of New York Co., Inc. (Banks)	13,761	443,104
Bard (C.R.), Inc. (Healthcare-Products)	1,881	137,802
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,881	89,705
Bausch & Lomb, Inc. (Healthcare-Products)	990	48,550
Baxter International, Inc. (Healthcare-Products)	11,682	429,430
BB&T Corp. (Banks)	9,801	407,624
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,079	291,226
Becton, Dickinson & Co. (Healthcare-Products)	4,455	272,334
Bed Bath & Beyond, Inc. * (Retail)	4,950	164,192
BellSouth Corp. (Telecommunications)	32,373	1,171,903
Bemis Co., Inc. (Packaging & Containers)	1,881	57,596

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Best Buy Co., Inc. (Retail)	7,326	$401,758
Big Lots, Inc. * (Retail)	1,980	33,818
Biogen Idec, Inc. * (Biotechnology)	6,237	288,960
Biomet, Inc. (Healthcare-Products)	4,455	139,397
BJ Services Co. (Oil & Gas Services)	5,544	206,569
Black & Decker Corp. (Hand/Machine Tools)	1,287	108,701
BMC Software, Inc. * (Software)	3,762	89,912
Boeing Co. (Aerospace/Defense)	14,058	1,151,490
Boston Properties, Inc. ( REIT)	1,683	152,143
Boston Scientific Corp. * (Healthcare-Products)	21,582	363,441
Bristol-Myers Squibb Co. (Pharmaceuticals)	35,145	908,850
Broadcom Corp.—Class A * (Semiconductors)	7,920	237,996
Brown-Forman Corp. (Beverages)	1,485	106,460
Brunswick Corp. (Leisure Time)	1,683	55,960
Burlington Northern Santa Fe Corp. (Transportation)	6,237	494,282
CA, Inc. (Software)	8,118	166,825
Campbell Soup Co. (Food)	3,366	124,912
Capital One Financial Corp. (Diversified Financial Services)	5,445	465,275
Cardinal Health, Inc. (Pharmaceuticals)	7,722	496,756
Caremark Rx, Inc. (Pharmaceuticals)	8,019	399,908
Carnival Corp. (Leisure Time)	7,821	326,449
Caterpillar, Inc. (Machinery-Construction & Mining)	11,583	862,702
CBS Corp.—Class B (Media)	13,860	374,913
Cendant Corp. (Commercial Services)	18,018	293,513
CenterPoint Energy, Inc. (Electric)	5,544	69,300
Centex Corp. (Home Builders)	2,079	104,574
CenturyTel, Inc. (Telecommunications)	2,079	77,235
Chesapeake Energy Corp. (Oil & Gas)	6,732	203,643
ChevronTexaco Corp. (Oil & Gas)	39,303	2,439,144
Chubb Corp. (Insurance)	7,326	365,567
CIENA Corp. * (Telecommunications)	10,098	48,571
CIGNA Corp. (Insurance)	2,178	214,555
Cincinnati Financial Corp. (Insurance)	3,168	148,928
Cintas Corp. (Textiles)	2,475	98,406
Circuit City Stores, Inc. (Retail)	2,574	70,064
Cisco Systems, Inc. * (Telecommunications)	107,910	2,107,482
CIT Group, Inc. (Diversified Financial Services)	3,465	181,185
Citigroup, Inc. (Diversified Financial Services)	89,001	4,293,407
Citizens Communications Co. (Telecommunications)	5,841	76,225
Citrix Systems, Inc. * (Software)	3,168	127,164
Clear Channel Communications, Inc. (Media)	9,108	281,893
Clorox Co. (Household Products/Wares)	2,772	169,009
CMS Energy Corp. * (Electric)	3,960	51,242
Coach, Inc. * (Apparel)	6,633	198,327
Coca-Cola Co. (Beverages)	37,125	1,597,118
Coca-Cola Enterprises, Inc. (Beverages)	5,445	110,915
Colgate-Palmolive Co. (Cosmetics/Personal Care)	9,405	563,360
Comcast Corp.—Special Class A * (Media)	38,214	1,251,126
Comerica, Inc. (Banks)	2,871	149,263
Commerce Bancorp, Inc. (Banks)	3,267	116,534
Compass Bancshares, Inc. (Banks)	2,277	126,601
Computer Sciences Corp. * (Computers)	3,366	163,049
Compuware Corp. * (Software)	6,633	44,441
Comverse Technology, Inc. * (Telecommunications)	3,564	70,460
ConAgra Foods, Inc. (Food)	9,405	207,945
ConocoPhillips (Oil & Gas)	29,007	1,900,829
CONSOL Energy, Inc. (Coal)	3,465	161,885
Consolidated Edison, Inc. (Electric)	4,455	197,980
Constellation Brands, Inc. * (Beverages)	3,564	89,100
Constellation Energy Group, Inc. (Electric)	3,267	178,117
Convergys Corp. * (Commercial Services)	2,475	48,263
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,683	156,384
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,089	12,131
Corning, Inc. * (Telecommunications)	26,730	646,599
Costco Wholesale Corp. (Retail)	8,415	480,749
Countrywide Credit Industries, Inc. (Diversified Financial Services)	10,791	410,921
Coventry Health Care, Inc. * (Healthcare-Services)	2,970	163,172
CSX Corp. (Transportation)	3,861	271,969
Cummins, Inc. (Machinery-Diversified)	792	96,822
CVS Corp. (Retail)	14,553	446,777
D.R. Horton, Inc. (Home Builders)	4,752	113,192
Danaher Corp. (Miscellaneous Manufacturing)	4,158	267,443
Darden Restaurants, Inc. (Retail)	2,277	89,714
Dean Foods Co. * (Food)	2,475	92,045
Deere & Co. (Machinery-Diversified)	4,158	347,151
Dell, Inc. * (Computers)	41,679	1,017,384
Devon Energy Corp. (Oil & Gas)	7,623	460,505
Dillards, Inc.—Class A (Retail)	1,089	34,685
Dollar General Corp. (Retail)	5,643	78,889
Dominion Resources, Inc. (Electric)	6,237	466,465
Dover Corp. (Miscellaneous Manufacturing)	3,663	181,062
Dow Jones & Co., Inc. (Media)	1,089	38,126
DTE Energy Co. (Electric)	3,267	133,098
Du Pont (Chemicals)	16,533	687,773
Duke Energy Corp. (Electric)	21,978	645,494
Dynegy, Inc.—Class A * (Pipelines)	6,435	35,199
E *TRADE Financial Corp. * (Diversified Financial Services)	7,029	160,402
Eastman Chemical Co. (Chemicals)	1,485	80,190
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,950	117,711
Eaton Corp. (Miscellaneous Manufacturing)	2,673	201,544
eBay, Inc. * (Internet)	20,988	614,739
Ecolab, Inc. (Chemicals)	3,267	132,575
Edison International (Electric)	5,742	223,938
El Paso Corp. (Pipelines)	12,375	185,625
Electronic Arts, Inc. * (Software)	5,445	234,353
Electronic Data Systems Corp. (Computers)	9,306	223,902
Eli Lilly & Co. (Pharmaceuticals)	20,295	1,121,705
Embarq Corp. * (Telecommunications)	2,673	109,566
EMC Corp. * (Computers)	42,669	468,079
Emerson Electric Co. (Electrical Components & Equipment)	7,425	622,289
Entergy Corp. (Electric)	3,762	266,162
EOG Resources, Inc. (Oil & Gas)	4,257	295,180
Equifax, Inc. (Commercial Services)	2,277	78,192
Equity Office Properties Trust ( REIT)	6,633	242,171
Equity Residential Properties Trust ( REIT)	5,247	234,698
Exelon Corp. (Electric)	12,078	686,393
Express Scripts, Inc. * (Pharmaceuticals)	2,574	184,659
Exxon Mobil Corp. (Oil & Gas)	107,811	6,614,204
Family Dollar Stores, Inc. (Retail)	2,673	65,301
Fannie Mae (Diversified Financial Services)	17,325	833,333
Federated Department Stores, Inc. (Retail)	9,603	351,470
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,485	46,778
FedEx Corp. (Transportation)	5,346	624,734
Fifth Third Bancorp (Banks)	9,801	362,147
First Data Corp. (Software)	13,662	615,336
First Horizon National Corp. (Banks)	2,178	87,556
FirstEnergy Corp. (Electric)	5,940	322,007
Fiserv, Inc. * (Software)	3,168	143,700
Fisher Scientific International, Inc. * (Electronics)	2,277	166,335

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Fluor Corp. (Engineering & Construction)	1,485	$138,001
Ford Motor Co. (Auto Manufacturers)	33,363	231,206
Forest Laboratories, Inc. * (Pharmaceuticals)	5,742	222,158
Fortune Brands, Inc. (Household Products/Wares)	2,574	182,780
FPL Group, Inc. (Electric)	7,326	303,150
Franklin Resources, Inc. (Diversified Financial Services)	2,673	232,043
Freddie Mac (Diversified Financial Services)	12,573	716,787
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	3,168	175,539
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	7,029	206,653
Gannett Co., Inc. (Media)	4,257	238,094
Gateway, Inc. * (Computers)	4,752	9,029
General Dynamics Corp. (Aerospace/Defense)	7,227	473,079
General Electric Co. (Miscellaneous Manufacturing)	188,397	6,209,564
General Mills, Inc. (Food)	6,534	337,546
General Motors Corp. (Auto Manufacturers)	10,197	303,768
Genuine Parts Co. (Distribution/Wholesale)	3,168	131,979
Genworth Financial, Inc.—Class A (Diversified Financial Services)	6,435	224,195
Genzyme Corp. * (Biotechnology)	4,554	278,022
Gilead Sciences, Inc. * (Pharmaceuticals)	8,019	474,404
Golden West Financial Corp. (Savings & Loans)	4,554	337,907
Goodrich Corp. (Aerospace/Defense)	2,178	87,752
Google, Inc.—Class A * (Internet)	3,663	1,536,005
H & R Block, Inc. (Commercial Services)	5,940	141,728
Halliburton Co. (Oil & Gas Services)	9,009	668,558
Harley-Davidson, Inc. (Leisure Time)	4,851	266,271
Harman International Industries, Inc. (Home Furnishings)	1,188	101,420
Harrah’s Entertainment, Inc. (Lodging)	3,267	232,545
Hartford Financial Services Group, Inc. (Insurance)	5,445	460,647
Hasbro, Inc. (Toys/Games/Hobbies)	3,168	57,372
HCA, Inc. (Healthcare-Services)	7,326	316,117
Health Management Associates, Inc.—Class A (Healthcare-Services)	4,257	83,905
Heinz (H.J.) Co. (Food)	6,039	248,928
Hercules, Inc. * (Chemicals)	1,980	30,215
Hess Corp. (Oil & Gas)	4,257	224,982
Hewlett-Packard Co. (Computers)	48,114	1,524,252
Hilton Hotels Corp. (Lodging)	5,742	162,384
Home Depot, Inc. (Retail)	37,026	1,325,161
Honeywell International, Inc. (Miscellaneous Manufacturing)	14,751	594,465
Hospira, Inc. * (Pharmaceuticals)	2,772	119,030
Humana, Inc. * (Healthcare-Services)	2,970	159,489
Huntington Bancshares, Inc. (Banks)	4,356	102,714
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	7,326	347,985
IMS Health, Inc. (Software)	3,663	98,352
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	5,742	245,643
Intel Corp. (Semiconductors)	103,752	1,966,100
International Business Machines Corp. (Computers)	27,918	2,144,661
International Flavors & Fragrances, Inc. (Chemicals)	1,386	48,843
International Game Technology (Entertainment)	6,039	229,120
International Paper Co. (Forest Products & Paper)	8,811	284,595
Interpublic Group of Cos., Inc. * (Advertising)	8,019	66,959
Intuit, Inc. * (Software)	2,970	179,358
ITT Industries, Inc. (Miscellaneous Manufacturing)	3,366	166,617
J.C. Penney Co., Inc. (Holding Company) (Retail)	4,158	280,707
J.P. Morgan Chase & Co. (Diversified Financial Services)	62,370	2,619,539
Jabil Circuit, Inc. (Electronics)	3,069	78,566
Janus Capital Group, Inc. (Diversified Financial Services)	3,663	65,568
JDS Uniphase Corp. * (Telecommunications)	29,403	74,390
Johnson & Johnson (Healthcare-Products)	53,757	3,221,119
Johnson Controls, Inc. (Auto Parts & Equipment)	3,465	284,893
Jones Apparel Group, Inc. (Apparel)	2,079	66,091
Juniper Networks, Inc. * (Telecommunications)	9,900	158,301
KB Home (Home Builders)	1,287	59,009
Kellogg Co. (Food)	4,356	210,961
Kerr-McGee Corp. (Oil & Gas)	3,960	274,626
KeyCorp (Banks)	7,227	257,859
KeySpan Corp. (Gas)	3,168	127,987
Kimberly-Clark Corp. (Household Products/Wares)	8,316	513,097
Kimco Realty Corp. ( REIT)	3,762	137,275
Kinder Morgan, Inc. (Pipelines)	1,881	187,893
King Pharmaceuticals, Inc. * (Pharmaceuticals)	4,356	74,052
KLA-Tencor Corp. (Semiconductors)	3,465	144,040
Kohls Corp. * (Retail)	6,039	357,026
Kroger Co. (Food)	13,167	287,831
L-3 Communications Holdings, Inc. (Aerospace/Defense)	2,178	164,265
Laboratory Corp. of America Holdings * (Healthcare-Services)	2,277	141,698
Legg Mason, Inc. (Diversified Financial Services)	2,277	226,607
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	3,168	79,137
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	9,306	606,286
Lennar Corp.—Class A (Home Builders)	2,475	109,816
Lexmark International, Inc.—Class A * (Computers)	1,881	105,016
Limited, Inc. (Retail)	6,138	157,071
Lincoln National Corp. (Insurance)	5,148	290,553
Linear Technology Corp. (Semiconductors)	5,445	182,353
Liz Claiborne, Inc. (Apparel)	1,881	69,710
Lockheed Martin Corp. (Aerospace/Defense)	6,336	454,545
Loews Corp. (Insurance)	7,128	252,688
Louisiana-Pacific Corp. (Forest Products & Paper)	1,881	41,194
Lowe’s Cos., Inc. (Retail)	13,959	846,893
LSI Logic Corp. * (Semiconductors)	7,029	62,910
Lucent Technologies, Inc. * (Telecommunications)	77,616	187,831
M&T Bank Corp. (Banks)	1,386	163,437
Manor Care, Inc. (Healthcare-Services)	1,386	65,031
Marathon Oil Corp. (Oil & Gas)	6,336	527,789
Marriott International, Inc.—Class A (Lodging)	5,841	222,659
Marsh & McLennan Cos., Inc. (Insurance)	9,900	266,211
Marshall & Ilsley Corp. (Banks)	4,059	185,659
Masco Corp. (Building Materials)	7,029	208,340
Mattel, Inc. (Toys/Games/Hobbies)	6,930	114,415
Maxim Integrated Products, Inc. (Semiconductors)	5,643	181,197
MBIA, Inc. (Insurance)	2,376	139,115
McCormick & Co., Inc. (Food)	2,376	79,715
McDonald’s Corp. (Retail)	22,374	751,766
McGraw-Hill Cos., Inc. (Media)	6,435	323,230
McKesson Corp. (Commercial Services)	5,445	257,440
MeadWestvaco Corp. (Forest Products & Paper)	3,168	88,482
Medco Health Solutions, Inc. * (Pharmaceuticals)	5,445	311,890
MedImmune, Inc. * (Biotechnology)	4,356	118,048
Medtronic, Inc. (Healthcare-Products)	21,978	1,031,208
Mellon Financial Corp. (Banks)	7,326	252,234
Merck & Co., Inc. (Pharmaceuticals)	38,808	1,413,774
Meredith Corp. (Media)	792	39,236
See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Merrill Lynch & Co., Inc. (Diversified Financial Services)	16,800	$1,168,608
MetLife, Inc. (Insurance)	13,464	689,491
MGIC Investment Corp. (Insurance)	1,584	102,960
Micron Technology, Inc. * (Semiconductors)	12,722	191,593
Microsoft Corp. (Software)	158,598	3,695,333
Millipore Corp. * (Biotechnology)	990	62,360
Molex, Inc. (Electrical Components & Equipment)	2,475	83,086
Molson Coors Brewing Co.—Class B (Beverages)	990	67,201
Monsanto Co. (Agriculture)	4,851	408,406
Monster Worldwide, Inc. * (Internet)	2,178	92,913
Moody’s Corp. (Commercial Services)	4,356	237,228
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	18,909	1,195,238
Motorola, Inc. (Telecommunications)	44,649	899,677
Murphy Oil Corp. (Oil & Gas)	2,970	165,904
Mylan Laboratories, Inc. (Pharmaceuticals)	3,762	75,240
Nabors Industries, Ltd. * (Oil & Gas)	5,445	183,987
National City Corp. (Banks)	9,702	351,115
National Semiconductor Corp. (Semiconductors)	5,940	141,669
National-Oilwell Varco, Inc. * (Oil & Gas Services)	3,069	194,329
Navistar International Corp. * (Auto Manufacturers)	1,089	26,800
NCR Corp. * (Computers)	3,267	119,703
Network Appliance, Inc. * (Computers)	6,534	230,650
Newell Rubbermaid, Inc. (Housewares)	4,950	127,859
Newmont Mining Corp. (Mining)	7,920	419,206
News Corp.—Class A (Media)	41,877	803,201
NICOR, Inc. (Gas)	792	32,868
NIKE, Inc.—Class B (Apparel)	3,366	272,646
NiSource, Inc. (Electric)	4,851	105,946
Noble Corp. (Oil & Gas)	2,376	176,822
Nordstrom, Inc. (Retail)	3,762	137,313
Norfolk Southern Corp. (Transportation)	7,425	395,159
North Fork Bancorp, Inc. (Banks)	8,415	253,881
Northern Trust Corp. (Banks)	3,267	180,665
Northrop Grumman Corp. (Aerospace/Defense)	6,237	399,542
Novell, Inc. * (Software)	6,237	41,351
Novellus Systems, Inc. * (Semiconductors)	2,277	56,242
Nucor Corp. (Iron/Steel)	5,346	290,021
NVIDIA Corp. * (Semiconductors)	5,940	126,463
Occidental Petroleum Corp. (Oil & Gas)	7,524	771,586
Office Depot, Inc. * (Retail)	5,049	191,862
OfficeMax, Inc. (Retail)	1,287	52,445
Omnicom Group, Inc. (Advertising)	3,069	273,417
Oracle Corp. * (Software)	68,310	989,812
PACCAR, Inc. (Auto Manufacturers)	2,970	244,669
Pactiv Corp. * (Packaging & Containers)	2,574	63,707
Pall Corp. (Miscellaneous Manufacturing)	2,178	60,984
Parametric Technology Corp. * (Software)	1,980	25,166
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,079	161,330
Patterson Cos., Inc. * (Healthcare-Products)	2,574	89,910
Paychex, Inc. (Commercial Services)	5,940	231,541
Peoples Energy Corp. (Gas)	693	24,886
PepsiCo, Inc. (Beverages)	29,997	1,801,019
PerkinElmer, Inc. (Electronics)	2,277	47,589
Pfizer, Inc. (Pharmaceuticals)	131,274	3,081,000
PG&E Corp. (Electric)	6,237	244,989
Phelps Dodge Corp. (Mining)	3,564	292,818
Pinnacle West Capital Corp. (Electric)	1,782	71,120
Pitney Bowes, Inc. (Office/Business Equipment)	3,960	163,548
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,267	115,979
PMC-Sierra, Inc. * (Semiconductors)	3,564	33,502
PNC Financial Services Group (Banks)	5,148	361,235
PPG Industries, Inc. (Chemicals)	2,970	196,020
PPL Corp. (Electric)	6,831	220,641
Praxair, Inc. (Chemicals)	5,742	310,068
Principal Financial Group, Inc. (Insurance)	4,851	269,958
Procter & Gamble Co. (Cosmetics/Personal Care)	59,796	3,324,657
Progress Energy, Inc. (Electric)	4,554	195,230
Progressive Corp. (Insurance)	13,959	358,886
Prologis ( REIT)	4,356	227,035
Prudential Financial, Inc. (Insurance)	8,712	676,922
Public Service Enterprise Group, Inc. (Electric)	4,554	301,110
Public Storage, Inc. ( REIT)	1,485	112,712
Pulte Homes, Inc. (Home Builders)	3,762	108,308
QLogic Corp. * (Semiconductors)	2,871	49,496
Qualcomm, Inc. (Telecommunications)	29,403	1,178,178
Quest Diagnostics, Inc. (Healthcare-Services)	2,970	177,962
Qwest Communications International, Inc. * (Telecommunications)	28,017	226,658
R.R. Donnelley & Sons Co. (Commercial Services)	3,861	123,359
RadioShack Corp. (Retail)	2,376	33,264
Raytheon Co. (Aerospace/Defense)	7,920	352,994
Regions Financial Corp. (Banks)	8,217	272,147
Reynolds American, Inc. (Agriculture)	1,485	171,221
Robert Half International, Inc. (Commercial Services)	2,970	124,740
Rockwell Collins, Inc. (Aerospace/Defense)	2,970	165,934
Rockwell International Corp. (Machinery-Diversified)	3,168	228,128
Rohm & Haas Co. (Chemicals)	2,574	129,009
Rowan Cos., Inc. (Oil & Gas)	1,881	66,945
Ryder System, Inc. (Transportation)	1,089	63,630
Sabre Holdings Corp. (Leisure Time)	2,376	52,272
SAFECO Corp. (Insurance)	2,079	117,152
Safeway, Inc. (Food)	8,118	211,068
SanDisk Corp. * (Computers)	3,366	171,599
Sanmina-SCI Corp. * (Electronics)	9,108	41,897
Sara Lee Corp. (Food)	13,761	220,451
Schering-Plough Corp. (Pharmaceuticals)	26,532	504,904
Schlumberger, Ltd. (Oil & Gas Services)	20,493	1,334,299
Schwab (Diversified Financial Services)	17,424	278,436
Sealed Air Corp. (Packaging & Containers)	1,485	77,339
Sears Holdings Corp. * (Retail)	1,782	275,925
Sempra Energy (Gas)	4,653	211,618
Sherwin-Williams Co. (Chemicals)	1,980	94,010
Sigma-Aldrich Corp. (Chemicals)	1,188	86,296
Simon Property Group, Inc. ( REIT)	3,267	270,965
SLM Corp. (Diversified Financial Services)	7,425	392,931
Snap-on, Inc. (Hand/Machine Tools)	1,089	44,017
Solectron Corp. * (Electronics)	15,444	52,818
Southern Co. (Electric)	13,365	428,348
Southwest Airlines Co. (Airlines)	12,375	202,579
Sovereign Bancorp, Inc. (Savings & Loans)	6,831	138,738
Sprint Corp. (Telecommunications)	53,064	1,060,749
St. Jude Medical, Inc. * (Healthcare-Products)	6,039	195,784
St. Paul Cos., Inc. (Insurance)	12,276	547,264
Staples, Inc. (Retail)	12,573	305,775
Starbucks Corp. * (Retail)	13,662	515,877
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,861	232,972
State Street Corp. (Banks)	5,841	339,304
Stryker Corp. (Healthcare-Products)	5,148	216,782
Sun Microsystems, Inc. * (Computers)	61,083	253,494
Sunoco, Inc. (Oil & Gas)	2,376	164,633
SunTrust Banks, Inc. (Banks)	6,534	498,283
SuperValu, Inc. (Food)	3,663	112,454
Symantec Corp. * (Internet)	18,315	284,615
Symbol Technologies, Inc. (Electronics)	4,554	49,138
Synovus Financial Corp. (Banks)	5,742	153,771
Sysco Corp. (Food)	11,187	341,874

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

T. Rowe Price Group, Inc. (Diversified Financial Services)	4,554	$172,187
Target Corp. (Retail)	15,345	749,910
TECO Energy, Inc. (Electric)	3,762	56,204
Tektronix, Inc. (Electronics)	1,485	43,689
Tellabs, Inc. * (Telecommunications)	7,821	104,098
Temple-Inland, Inc. (Forest Products & Paper)	1,980	84,883
Tenet Healthcare Corp. * (Healthcare-Services)	8,514	59,428
Teradyne, Inc. * (Semiconductors)	3,465	48,267
Texas Instruments, Inc. (Semiconductors)	27,324	827,644
Textron, Inc. (Miscellaneous Manufacturing)	2,277	209,894
The AES Corp. * (Electric)	12,177	224,666
The Dow Chemical Co. (Chemicals)	17,226	672,331
The E.W. Scripps Co.—Class A (Media)	1,584	68,334
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	2,178	84,223
The Gap, Inc. (Retail)	9,801	170,537
The Goldman Sachs Group, Inc. (Diversified Financial Services)	8,150	1,226,004
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	3,168	35,165
The Hershey Co. (Food)	3,168	174,462
The New York Times Co.—Class A (Media)	2,475	60,737
The Pepsi Bottling Group, Inc. (Beverages)	2,376	76,388
The Stanley Works (Hand/Machine Tools)	1,287	60,772
Thermo Electron Corp. * (Electronics)	2,970	107,633
Tiffany & Co. (Retail)	2,475	81,725
Time Warner, Inc. (Media)	77,418	1,339,331
TJX Cos., Inc. (Retail)	8,217	187,841
Torchmark Corp. (Insurance)	1,782	108,203
Transocean Sedco Forex, Inc. * (Oil & Gas)	5,643	453,246
Tribune Co. (Media)	4,059	131,633
TXU Corp. (Electric)	8,217	491,294
Tyco International, Ltd. (Miscellaneous Manufacturing)	36,333	999,158
Tyson Foods, Inc.—Class A (Food)	4,653	69,144
U.S. Bancorp (Banks)	32,274	996,621
Union Pacific Corp. (Transportation)	4,752	441,746
Unisys Corp. * (Computers)	6,138	38,547
United Parcel Service, Inc.—Class B (Transportation)	19,404	1,597,531
United States Steel Corp. (Iron/Steel)	1,881	131,896
United Technologies Corp. (Aerospace/Defense)	18,018	1,142,702
UnitedHealth Group, Inc. (Healthcare-Services)	24,651	1,103,872
Univision Communications, Inc.—Class A * (Media)	3,960	132,660
UnumProvident Corp. (Insurance)	5,247	95,128
UST, Inc. (Agriculture)	2,871	129,740
V.F. Corp. (Apparel)	1,584	107,585
Valero Energy Corp. (Oil & Gas)	10,692	711,232
VeriSign, Inc. * (Internet)	4,356	100,929
Verizon Communications, Inc. (Telecommunications)	52,272	1,750,589
Viacom, Inc.—Class B * (Media)	13,068	468,357
Vornado Realty Trust ( REIT)	2,178	212,464
Vulcan Materials Co. (Building Materials)	1,782	138,996
W.W. Grainger, Inc. (Distribution/Wholesale)	1,386	104,269
Wachovia Corp. (Banks)	28,809	1,557,991
Wal-Mart Stores, Inc. (Retail)	44,649	2,150,741
Walgreen Co. (Retail)	18,315	821,245
Walt Disney Co. (Media)	39,303	1,179,090
Washington Mutual, Inc. (Savings & Loans)	17,127	780,648
Waste Management, Inc. (Environmental Control)	9,801	351,660
Waters Corp. * (Electronics)	1,881	83,516
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,782	41,485
Weatherford International, Ltd. * (Oil & Gas Services)	5,940	294,743
WellPoint, Inc. * (Healthcare-Services)	11,286	821,282
Wells Fargo & Co. (Banks)	30,492	2,045,403
Wendy’s International, Inc. (Retail)	2,079	121,185
Weyerhaeuser Co. (Forest Products & Paper)	4,356	271,161
Whirlpool Corp. (Home Furnishings)	1,386	114,552
Whole Foods Market, Inc. (Food)	2,475	159,984
Williams Cos., Inc. (Pipelines)	10,395	242,828
Wrigley (Wm.) Jr. Co. (Food)	4,059	184,116
Wyeth (Pharmaceuticals)	24,255	1,077,165
Xcel Energy, Inc. (Electric)	7,326	140,513
Xerox Corp. * (Office/Business Equipment)	16,434	228,597
Xilinx, Inc. (Semiconductors)	6,039	136,783
XL Capital, Ltd.—Class A (Insurance)	3,267	200,267
XTO Energy, Inc. (Oil & Gas)	6,435	284,877
Yahoo!, Inc. * (Internet)	21,978	725,274
YUM! Brands, Inc. (Retail)	4,851	243,860
Zimmer Holdings, Inc. * (Healthcare-Products)	4,455	252,688
Zions Bancorp (Banks)	1,881	146,605

TOTAL COMMON STOCKS (Cost $155,671,229)		205,302,610

Repurchase Agreements (3.3%)
	Principal
	Amount

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $7,116,923 (Collateralized by $7,200,000 Federal Home Loan Bank, 4.625%, 1/18/08, market value $7,259,130)	$7,114,000	7,114,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,114,000)		7,114,000

TOTAL INVESTMENT SECURITIES
(Cost $162,785,229)—99.6%		212,416,610
Net other assets (liabilities)—0.4%		811,056

NET ASSETS—100.0%		$213,227,666

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $8,960,000)	28	$110,929

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2006:
Advertising	0.2%
Aerospace/Defense	2.1%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	6.5%
Beverages	2.1%
Biotechnology	1.0%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Building Materials	0.2%
Chemicals	1.3%
Coal	0.1%
Commercial Services	0.8%
Computers	3.5%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	8.0%
Electric	3.1%
Electrical Components & Equipment	0.4%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.0%
Healthcare-Services	1.6%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.6%
Internet	1.7%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	3.2%
Mining	0.7%
Miscellaneous Manufacturing	5.2%
Office/Business Equipment	0.2%
Oil & Gas	7.7%
Oil & Gas Services	1.5%
Packaging & Containers	0.1%
Pharmaceuticals	5.7%
Pipelines	0.3%
Real Estate Investment Trust	0.9%
Retail	5.7%
Savings & Loans	0.6%
Semiconductors	2.6%
Software	3.5%
Telecommunications	5.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Other ***	3.7%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $155,671,229)	$205,302,610
Repurchase agreements, at cost	7,114,000

Total Investment Securities	212,416,610
Cash	19,559
Segregated cash balances with brokers for futures contracts	528,850
Dividends and interest receivable	196,680
Receivable for capital shares issued	8,748,823
Prepaid expenses	2,763

Total Assets	221,913,285

Liabilities:
Payable for investments purchased	8,199,391
Payable for capital shares redeemed	56,538
Variation margin on futures contracts	14,579
Advisory fees payable	108,180
Management services fees payable	14,424
Administration fees payable	4,570
Administrative services fees payable	54,957
Distribution fees payable	61,028
Trustee fees payable	17
Transfer agency fees payable	4,647
Fund accounting fees payable	6,815
Compliance services fees payable	1,892
Other accrued expenses	158,581

Total Liabilities	8,685,619

Net Assets	$213,227,666

Net Assets consist of:
Capital	$178,699,586
Accumulated net investment income (loss)	682,074
Accumulated net realized gains (losses) on investments	(15,896,304)
Net unrealized appreciation (depreciation) on investments	49,742,310

Net Assets	$213,227,666

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	7,432,971

Net Asset Value (offering and redemption price per share)	$28.69

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$1,866,085
Interest	201,771

Total Investment Income	2,067,856

Expenses:
Advisory fees	784,430
Management services fees	156,887
Administration fees	32,518
Transfer agency fees	46,988
Administrative services fees	413,708
Distribution fees	261,477
Custody fees	42,890
Fund accounting fees	75,043
Trustee fees	1,770
Compliance services fees	4,189
Other fees	88,348

Total Gross Expenses before reductions	1,908,248
Less Expenses reduced by the Advisor	(14,959)

Total Net Expenses	1,893,289

Net Investment Income (Loss)	174,567

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,822,607
Net realized gains (losses) on futures contracts	(504,710)
Change in net unrealized appreciation/depreciation on investments	1,040,228

Net Realized and Unrealized Gains (Losses) on Investments	4,358,125

Change in Net Assets Resulting from Operations	$4,532,692

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$174,567	$507,507
Net realized gains (losses) on investments	3,317,897	10,974,430
Change in net unrealized appreciation/depreciation on investments	1,040,228	(8,276,270)

Change in net assets resulting from operations	4,532,692	3,205,667

Distributions to Shareholders From:
Net investment income	—	(634,599)

Change in net assets resulting from distributions	—	(634,599)

Capital Transactions:
Proceeds from shares issued	327,367,108	1,352,950,949
Dividends reinvested	—	634,599
Cost of shares redeemed	(416,218,315)	(1,449,867,511)

Change in net assets resulting from capital transactions	(88,851,207)	(96,281,963)

Change in net assets	(84,318,515)	(93,710,895)
Net Assets:
Beginning of period	297,546,181	391,257,076

End of period	$213,227,666	$297,546,181

Accumulated net investment income (loss)	$682,074	$507,507

Share Transactions:
Issued	11,342,337	49,303,619
Reinvested	—	22,616
Redeemed	(14,436,378)	(52,978,978)

Change in shares	(3,094,041)	(3,652,743)

See accompanying notes to the financial statements.

8

" color="gray" noshade
PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	For the period May 1, 2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$28.27		$27.519	$25.72	$20.48	$26.94	$30.00

Investment Activities:
Net investment income (loss) (b)	0.02		0.06	0.06	(0.05)	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments	0.40		0.69	2.19	5.29	(6.42)	(2.95)

Total income (loss) from investment activities	0.42		0.75	2.25	5.24	(6.46)	(3.06)

Distributions to Shareholders From:
Net investment income	—		(0.07)	—	—	—	—

Net realized gains on investments	—		—	(0.38)	—	—	—

Total distributions	—		(0.07)	(0.38)	—	—	—

Net Asset Value, End of Period	$28.69		$28.27	$27.59	$25.72	$20.48	$26.94

Total Return	1.49	% (c)	2.74%	8.83%	25.59%	(23.98)%	(10.20	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.82%		1.78%	1.78%	1.87%	1.91%	2.25%
Net expenses (d)	1.81%		1.78%	1.78%	1.87%	1.91%	2.25%
Net investment income (loss) (d)	0.17%		0.21%	0.22%	(0.24)%	(0.18)%	(0.60)%

Supplemental Data:
Net assets, end of period (000’s)	$213,228		$297,546	$391,257	$223,123	$92,750	$20,586
Portfolio turnover rate (e)	97	% (c)	273%	202%	392%	260%	325	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Small-Cap (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	78%
Futures Contracts	4%
Swap Agreements	18%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
Russell 2000 - Sector Composition
% of Index

Financial	21.64%
Consumer, Non-cyclical	19.31%
Consumer, Cyclical	14.05%
Industrial	13.62%
Technology	9.79%
Communications	9.69%
Energy	5.52%
Basic Materials	3.57%
Utilities	2.77%
Diversified	0.04%

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (77.6%)
	Shares	Value

3Com Corp. * (Telecommunications)	34,398	$176,118
Aaron Rents, Inc. (Commercial Services)	4,158	111,767
ABM Industries, Inc. (Commercial Services)	5,670	96,957
Acadia Realty Trust (REIT)	5,292	125,156
Accredited Home Lenders * (Diversified Financial Services)	1,512	72,289
Actuant Corp. (Miscellaneous Manufacturing)	3,402	169,930
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,048	235,328
Acxiom Corp. (Software)	7,938	198,450
Adaptec, Inc. * (Telecommunications)	22,680	98,431
ADTRAN, Inc. (Telecommunications)	5,292	118,700
Advance America Cash Advance Centers, Inc. (Commercial Services)	5,670	99,452
Advanta Corp.—Class B (Diversified Financial Services)	3,024	108,713
Advent Software, Inc. * (Software)	4,914	177,248
Advisory Board Co. * (Commercial Services)	1,890	90,890
ADVO, Inc. (Advertising)	3,024	74,421
Aeroflex, Inc. * (Telecommunications)	9,450	110,282
Aeropostale, Inc. * (Retail)	4,914	141,965
AGCO Corp. * (Machinery-Diversified)	7,560	198,979
Agile Software Corp. * (Internet)	25,704	162,963
AirTran Holdings, Inc. * (Airlines)	8,316	123,576
Alabama National BanCorp (Banks)	1,134	77,282
Alaska Air Group, Inc. * (Airlines)	3,024	119,206
Albany International Corp.—Class A (Machinery-Diversified)	3,024	128,187
Aleris International, Inc. * (Environmental Control)	3,402	155,982
Alexandria Real Estate Equities, Inc. (REIT)	1,890	167,605
Alexion Pharmaceuticals, Inc. * (Biotechnology)	4,158	150,187
Alkermes, Inc. * (Pharmaceuticals)	10,584	200,249
ALLETE, Inc. (Electric)	1,890	89,492
Amcore Financial, Inc. (Banks)	3,024	88,633
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	4,914	84,079
American Home Mortgage Investment Corp. (REIT)	2,646	97,532
American Medical Systems Holdings, Inc. * (Healthcare-Products)	5,670	94,406
American States Water Co. (Water)	2,646	94,330
AmSurg Corp. * (Healthcare-Services)	2,646	60,197
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	9,828	485,209
Analogic Corp. (Electronics)	1,890	88,093
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,780	114,043
Andrx Group * (Pharmaceuticals)	5,670	131,487
Angelica Corp. (Textiles)	4,158	72,931
Anixter International, Inc. (Telecommunications)	3,780	179,399
ANSYS, Inc. * (Software)	4,158	198,836
Anthracite Capital, Inc. (REIT)	5,292	64,351
Apollo Investment Corp. (Investment Companies)	4,914	90,811
Applera Corp.—Celera Genomics Group * (Biotechnology)	6,048	78,322
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,536	110,270
Applied Micro Circuits Corp. * (Semiconductors)	37,044	101,130
Apria Healthcare Group, Inc. * (Healthcare-Services)	3,780	71,442
aQuantive, Inc. * (Internet)	5,670	143,621
Aquila, Inc. * (Electric)	22,302	93,891
Arbitron, Inc. (Commercial Services)	3,024	115,910
Argonaut Group, Inc. * (Insurance)	3,780	113,551
Arkansas Best Corp. (Transportation)	3,024	151,835
Armor Holdings, Inc. * (Aerospace/Defense)	3,024	165,806
Arris Group, Inc. * (Telecommunications)	11,340	148,781
Arrow Financial Corp. (Banks)	4,158	114,054
ArthroCare Corp. * (Healthcare-Products)	2,646	111,158
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,048	103,965
Atmel Corp. * (Semiconductors)	43,470	241,258
ATMI, Inc. * (Semiconductors)	3,780	93,064
Atwood Oceanics, Inc. * (Oil & Gas)	3,780	187,488
Audiovox Corp.—Class A * (Telecommunications)	6,048	82,616
Aviall, Inc. * (Distribution/Wholesale)	3,024	143,700
Avista Corp. (Electric)	6,426	146,705
Avocent Corp. * (Internet)	5,670	148,838
Axcelis Technologies, Inc. * (Semiconductors)	11,718	69,136
Aztar Corp. * (Lodging)	3,024	157,127
Baldor Electric Co. (Hand/Machine Tools)	4,536	141,931
Bally Technologies, Inc. * (Entertainment)	4,914	80,934
BancorpSouth, Inc. (Banks)	5,292	144,207

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Bandag, Inc. (Auto Parts & Equipment)	2,268	$82,986
Bank Mutual Corp. (Banks)	10,206	124,717
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	6,048	89,752
BankUnited Financial Corp.—Class A (Savings & Loans)	4,158	126,902
Banner Corp. (Banks)	3,024	116,545
Banta Corp. (Commercial Services)	3,024	140,102
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,536	90,493
BE Aerospace, Inc. * (Aerospace/Defense)	5,292	120,975
BearingPoint, Inc. * (Commercial Services)	15,498	129,718
Belden, Inc. (Electrical Components & Equipment)	5,292	174,900
Benchmark Electronics, Inc. * (Electronics)	7,182	173,230
Berry Petroleum Co.—Class A (Oil & Gas)	3,780	125,307
Big Lots, Inc. * (Retail)	10,206	174,317
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	1,512	98,189
BioMed Realty Trust, Inc. (REIT)	3,780	113,173
Biosite Diagnostics, Inc. * (Healthcare-Products)	1,890	86,297
Black Box Corp. (Telecommunications)	2,268	86,932
Black Hills Corp. (Electric)	2,646	90,837
Blockbuster, Inc.—Class A * (Retail)	15,498	77,180
Blyth, Inc. (Household Products/Wares)	2,268	41,867
Bob Evans Farms, Inc. (Retail)	4,536	136,125
Boston Private Financial Holdings, Inc. (Banks)	4,158	116,008
Bowater, Inc. (Forest Products & Paper)	4,536	103,194
Bowne & Co., Inc. (Commercial Services)	6,804	97,297
Brady Corp.—Class A (Electronics)	3,780	139,255
Brandywine Realty Trust (REIT)	3,780	121,603
Briggs & Stratton Corp. (Machinery-Diversified)	4,914	152,875
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,268	85,481
Bristow Group, Inc. * (Transportation)	3,024	108,864
Brocade Communications Systems, Inc. * (Computers)	24,570	150,860
Brookline Bancorp, Inc. (Savings & Loans)	6,804	93,691
Brooks Automation, Inc. * (Semiconductors)	4,914	57,985
Brown Shoe Co., Inc. (Retail)	3,402	115,940
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	3,402	171,801
Building Materials Holding Corp. (Distribution/Wholesale)	2,268	63,209
Cabot Microelectronics Corp. * (Chemicals)	2,268	68,743
Cabot Oil & Gas Corp. (Oil & Gas)	4,158	203,742
California Water Service Group (Water)	2,268	81,058
Callaway Golf Co. (Leisure Time)	7,182	93,294
Cambrex Corp. (Biotechnology)	6,048	125,980
CARBO Ceramics, Inc. (Oil & Gas Services)	1,512	74,285
Carpenter Technology Corp. (Iron/Steel)	2,268	261,954
Carter’s, Inc. * (Apparel)	3,024	79,924
Cascade Bancorp (Banks)	4,536	129,321
Cascade Natural Gas Corp. (Gas)	4,536	95,664
Casey’s General Stores, Inc. (Retail)	6,804	170,168
Catalina Marketing Corp. (Advertising)	4,536	129,095
Cathay Bancorp, Inc. (Banks)	4,158	151,268
CEC Entertainment, Inc. * (Retail)	3,024	97,131
Centene Corp. * (Healthcare-Services)	3,780	88,943
Central Garden & Pet Co. * (Household Products/Wares)	2,268	97,637
Central Pacific Financial Corp. (Banks)	2,268	87,772
CH Energy Group, Inc. (Electric)	1,512	72,576
Champion Enterprises, Inc. * (Home Builders)	8,316	91,809
Charming Shoppes, Inc. * (Retail)	12,096	135,959
Chattem, Inc. * (Cosmetics/Personal Care)	2,268	68,879
Checkpoint Systems, Inc. * (Electronics)	6,804	151,117
Chemed Corp. (Commercial Services)	2,268	123,674
Chemical Financial Corp. (Banks)	2,646	80,968
Cheniere Energy, Inc. * (Oil & Gas)	3,780	147,420
Chiquita Brands International, Inc. (Food)	3,024	41,671
Chittenden Corp. (Banks)	3,780	97,713
Ciber, Inc. * (Computers)	13,608	89,677
CIENA Corp. * (Telecommunications)	48,762	234,545
Cimarex Energy Co. (Oil & Gas)	6,426	276,318
Cincinnati Bell, Inc. * (Telecommunications)	28,350	116,235
Citizens Banking Corp. (Banks)	4,158	101,497
City Holding Co. (Banks)	2,268	81,966
CKE Restaurants, Inc. (Retail)	6,426	106,736
Clarcor, Inc. (Miscellaneous Manufacturing)	4,158	123,867
CLECO Corp. (Electric)	4,914	114,251
Cleveland-Cliffs, Inc. (Iron/Steel)	1,890	149,858
CMGI, Inc. * (Internet)	41,958	50,769
CNET Networks, Inc. * (Internet)	14,742	117,641
Coca-Cola Bottling Co. Consolidated (Beverages)	2,268	115,146
Coeur d’Alene Mines Corp. * (Mining)	24,192	116,364
Cognex Corp. (Machinery-Diversified)	4,914	127,911
Coherent, Inc. * (Electronics)	3,780	127,499
Coldwater Creek, Inc. * (Retail)	4,914	131,499
Colonial Properties Trust (REIT)	2,646	130,712
Columbia Banking System, Inc. (Banks)	4,158	155,425
Commercial Capital Bancorp, Inc. (Savings & Loans)	4,536	71,442
Commercial Metals Co. (Metal Fabricate/Hardware)	10,584	272,009
Commercial Net Lease Realty (REIT)	3,780	75,411
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,890	62,672
Commscope, Inc. * (Telecommunications)	6,426	201,905
Community Bank System, Inc. (Banks)	3,780	76,243
Comstock Resources, Inc. * (Oil & Gas)	4,914	146,732
Comtech Telecommunications Corp. * (Telecommunications)	2,268	66,384
CONMED Corp. * (Healthcare-Products)	3,024	62,597
Consolidated Graphics, Inc. * (Commercial Services)	2,646	137,751
Continental Airlines, Inc.—Class B * (Airlines)	4,914	146,437
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	6,048	67,375
Corinthian Colleges, Inc. * (Commercial Services)	7,560	108,562
Corn Products International, Inc. (Food)	5,670	173,503
Corporate Office Properties Trust (REIT)	3,024	127,250
Corrections Corp. of America * (Commercial Services)	3,780	200,113
Corus Bankshares, Inc. (Banks)	3,024	79,168
CoStar Group, Inc. * (Commercial Services)	2,268	135,694
Cousins Properties, Inc. (REIT)	2,646	81,841
Covanta Holding Corp. * (Energy-Alternate Sources)	3,780	66,717
Cox Radio, Inc.—Class A * (Media)	6,048	87,212
Crane Co. (Miscellaneous Manufacturing)	4,536	188,698
Credence Systems Corp. * (Semiconductors)	8,694	30,429
Cross Country Healthcare, Inc. * (Commercial Services)	5,292	96,261
CSG Systems International, Inc. * (Software)	5,670	140,276
CSK Auto Corp. * (Retail)	5,670	67,870
CTS Corp. (Electronics)	8,694	129,454
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	7,182	180,843
Cumulus Media, Inc.—Class A * (Media)	8,316	88,732
Curtiss-Wright Corp. (Aerospace/Defense)	5,292	163,417
CV Therapeutics, Inc. * (Pharmaceuticals)	4,536	63,368
CVB Financial Corp. (Banks)	6,426	100,631
Cyberonics, Inc. * (Healthcare-Products)	1,512	32,236
Cymer, Inc. * (Electronics)	4,158	193,181
Cypress Semiconductor Corp. * (Semiconductors)	12,096	175,876
Delphi Financial Group, Inc.—Class A (Insurance)	4,536	164,930
Delta & Pine Land Co. (Agriculture)	3,402	100,019
Dendrite International, Inc. * (Software)	5,670	52,391

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

DeVry, Inc. * (Commercial Services)	4,914	$107,961
Diagnostic Products Corp. (Healthcare-Products)	1,890	109,941
Digital Insight Corp. * (Internet)	3,780	129,616
Digital River, Inc. * (Internet)	3,402	137,407
Digitas, Inc. * (Internet)	8,694	101,024
Dionex Corp. * (Electronics)	2,268	123,969
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	2,268	102,219
Doral Financial Corp. (Diversified Financial Services)	6,804	43,614
Dress Barn, Inc. * (Retail)	7,560	191,645
Drew Industries, Inc. * (Building Materials)	4,536	146,966
DRS Technologies, Inc. (Aerospace/Defense)	2,268	110,565
DSP Group, Inc. * (Semiconductors)	3,780	93,933
Duquesne Light Holdings, Inc. (Electric)	4,914	80,786
Dycom Industries, Inc. * (Engineering & Construction)	4,536	96,571
Eagle Materials, Inc.—Class A (Building Materials)	5,670	269,326
EarthLink, Inc. * (Internet)	12,096	104,751
EastGroup Properties, Inc. (REIT)	1,890	88,225
Eclipsys Corp. * (Software)	5,292	96,103
Education Realty Trust, Inc. (REIT)	6,048	100,699
eFunds Corp. * (Software)	4,914	108,354
EGL, Inc. * (Transportation)	3,780	189,755
El Paso Electric Co. * (Electric)	4,914	99,066
Electronics for Imaging, Inc. * (Computers)	4,914	102,604
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	4,158	74,345
ElkCorp (Building Materials)	2,268	62,982
EMCOR Group, Inc. * (Engineering & Construction)	4,536	220,768
Emmis Communications Corp. * (Media)	4,914	76,855
Empire District Electric Co. (Electric)	3,780	77,679
Emulex Corp. * (Semiconductors)	7,182	116,851
Encore Acquisition Co. * (Oil & Gas)	4,914	131,843
Energy Partners, Ltd. * (Oil & Gas)	4,158	78,794
Entegris, Inc. * (Semiconductors)	10,206	97,263
Entercom Communications Corp. (Media)	4,158	108,773
Entertainment Properties Trust (REIT)	2,646	113,910
Entravision Communications Corp. * (Media)	11,718	100,423
Enzon, Inc. * (Biotechnology)	14,364	108,305
Epicor Software Corp. * (Software)	6,804	71,646
Equinix, Inc. * (Internet)	1,890	103,685
Equity Inns, Inc. (REIT)	6,804	112,674
Equity Lifestyle Properties, Inc. (REIT)	2,268	99,406
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,268	121,225
Esterline Technologies Corp. * (Aerospace/Defense)	2,646	110,047
Ethan Allen Interiors, Inc. (Home Furnishings)	3,402	124,343
Euronet Worldwide, Inc. * (Commercial Services)	3,024	116,031
Exar Corp. * (Semiconductors)	9,450	125,402
Exelixis, Inc. * (Biotechnology)	12,852	129,163
F.N.B. Corp. (Banks)	5,292	83,455
FactSet Research Systems, Inc. (Computers)	3,402	160,915
Fairchild Semiconductor International, Inc. * (Semiconductors)	11,340	206,047
Federal Signal Corp. (Miscellaneous Manufacturing)	6,048	91,567
FEI Co. * (Electronics)	3,402	77,157
FelCor Lodging Trust, Inc. (REIT)	4,536	98,613
Ferro Corp. (Chemicals)	4,536	72,395
Fidelity Bankshares, Inc. (Savings & Loans)	4,158	132,308
Filenet Corp. * (Software)	3,780	101,795
Financial Federal Corp. (Diversified Financial Services)	4,536	126,146
First BanCorp. (Banks)	3,402	31,639
First Charter Corp. (Banks)	3,402	83,451
First Citizens BancShares, Inc.—Class A (Banks)	378	75,789
First Commonwealth Financial Corp. (Banks)	5,670	72,009
First Community Bancorp—Class A (Banks)	1,890	111,661
First Financial Bancorp (Banks)	4,158	61,996
First Financial Bankshares, Inc. (Banks)	2,646	96,685
First Financial Holdings, Inc. (Savings & Loans)	3,024	96,768
First Industrial Realty Trust, Inc. (REIT)	3,024	114,731
First Merchants Corp. (Banks)	3,780	91,892
First Midwest Bancorp, Inc. (Banks)	3,780	140,162
First Niagara Financial Group, Inc. (Savings & Loans)	8,316	116,590
First Republic Bank (Banks)	1,890	86,562
FirstFed Financial Corp. * (Savings & Loans)	1,890	108,996
Fisher Communications, Inc. * (Media)	3,024	127,401
Florida East Coast Industries, Inc. (Transportation)	2,646	138,465
Flowers Foods, Inc. (Food)	3,402	97,433
Flowserve Corp. * (Machinery-Diversified)	4,536	258,098
Flushing Financial Corp. (Savings & Loans)	4,914	88,255
FormFactor, Inc. * (Semiconductors)	4,158	185,572
Forward Air Corp. (Transportation)	2,646	107,772
Fossil, Inc. * (Household Products/Wares)	4,914	88,501
Foundry Networks, Inc. * (Telecommunications)	13,986	149,091
Franklin Bank Corp. Houston * (Savings & Loans)	4,536	91,582
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,024	156,159
Fremont General Corp. (Banks)	6,426	119,267
Frontier Financial Corp. (Banks)	4,914	167,026
Frontier Oil Corp. (Oil & Gas)	9,072	293,933
FTI Consulting, Inc. * (Commercial Services)	4,158	111,310
Fuller (H.B.) Co. (Chemicals)	3,402	148,225
Furniture Brands International, Inc. (Home Furnishings)	4,536	94,530
G&K Services, Inc. (Textiles)	2,646	90,758
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	3,024	111,162
GameStop Corp. (New)—Class B * (Retail)	4,158	142,412
Gardner Denver, Inc. * (Machinery-Diversified)	6,048	232,848
Gartner Group, Inc. * (Commercial Services)	7,560	107,352
Gateway, Inc. * (Computers)	29,484	56,020
GATX Corp. (Trucking & Leasing)	3,402	144,585
Gaylord Entertainment Co. * (Lodging)	4,158	181,455
Gemstar-TV Guide International, Inc. * (Media)	18,900	66,528
GenCorp, Inc. * (Aerospace/Defense)	4,914	78,771
General Communication, Inc.—Class A * (Telecommunications)	8,694	107,110
Genesco, Inc. * (Retail)	3,024	102,423
Genesee & Wyoming, Inc.—Class A * (Transportation)	4,536	160,892
Genesis Healthcare Corp. * (Healthcare-Services)	1,512	71,623
Genesis Microchip, Inc. * (Semiconductors)	4,158	48,066
Georgia Gulf Corp. (Chemicals)	3,402	85,118
Glacier Bancorp, Inc. (Banks)	3,780	110,641
Glimcher Realty Trust (REIT)	2,646	65,647
Global Imaging Systems, Inc. * (Office/Business Equipment)	3,780	156,038
Gold Kist, Inc. * (Food)	4,158	55,592
Golden Telecom, Inc. (Telecommunications)	3,024	76,658
Granite Construction, Inc. (Engineering & Construction)	2,646	119,784
Greater Bay Bancorp (Banks)	4,536	130,410
Greif Brothers Corp.—Class A (Packaging & Containers)	2,268	170,009
Grey Wolf, Inc. * (Oil & Gas)	17,766	136,798
Griffon Corp. * (Miscellaneous Manufacturing)	4,536	118,390
Group 1 Automotive, Inc. (Retail)	4,536	255,557
Guitar Center, Inc. * (Retail)	2,268	100,858
Haemonetics Corp. * (Healthcare-Products)	2,268	105,485
Hancock Holding Co. (Banks)	2,646	148,176
Hanover Compressor Co. * (Oil & Gas Services)	7,938	149,076
Harbor Florida Bancshares, Inc. (Savings & Loans)	3,024	112,311
Harland (John H.) Co. (Household Products/Wares)	4,158	180,874

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Harleysville National Corp. (Banks)	3,024	$64,139
Headwaters, Inc. * (Energy-Alternate Sources)	3,780	96,616
Healthways, Inc. * (Healthcare-Services)	3,024	159,183
Heartland Express, Inc. (Transportation)	6,048	108,199
HEICO Corp. (Aerospace/Defense)	4,914	139,312
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	7,560	305,122
Hercules, Inc. * (Chemicals)	10,962	167,280
Heritage Property Investment Trust (REIT)	1,890	65,999
Herley Industries, Inc. * (Aerospace/Defense)	6,804	76,273
Hibbett Sporting Goods, Inc. * (Retail)	4,536	108,410
Highwoods Properties, Inc. (REIT)	3,780	136,760
Hilb, Rogal, & Hobbs Co. (Insurance)	2,646	98,616
Holly Corp. (Oil & Gas)	4,536	218,635
Hologic, Inc. * (Healthcare-Products)	3,780	186,581
Home Properties of New York, Inc. (REIT)	2,268	125,897
Horace Mann Educators Corp. (Insurance)	4,914	83,292
Hot Topic, Inc. * (Retail)	4,158	47,859
Houston Exploration Co. * (Oil & Gas)	2,646	161,909
Human Genome Sciences, Inc. * (Biotechnology)	12,096	129,427
Hutchinson Technology, Inc. * (Computers)	2,268	49,057
Hydril * (Oil & Gas Services)	2,268	178,083
IBERIABANK Corp. (Banks)	1,512	87,000
ICOS Corp. * (Biotechnology)	7,182	157,932
IDACORP, Inc. (Electric)	3,780	129,616
IDT Corp.—Class B * (Telecommunications)	6,426	88,615
IHOP Corp. (Retail)	2,268	109,045
IKON Office Solutions, Inc. (Office/Business Equipment)	9,828	123,833
Imation Corp. (Computers)	3,024	124,135
Immucor, Inc. * (Healthcare-Products)	5,670	109,034
IMPAC Mortgage Holdings, Inc. (REIT)	5,292	59,165
Impax Laboratories, Inc. * (Pharmaceuticals)	5,292	33,075
Independent Bank Corp.—Massachusetts (Banks)	3,024	98,189
Independent Bank Corp.—Michigan (Banks)	3,024	79,531
Infinity Property & Casualty Corp. (Insurance)	2,646	108,486
Informatica Corp. * (Software)	10,206	134,311
Infospace, Inc. * (Internet)	3,024	68,554
Inland Real Estate Corp. (REIT)	4,914	73,120
Insight Enterprises, Inc. * (Retail)	6,426	122,415
Integra LifeSciences Holdings * (Biotechnology)	3,024	117,361
Integrated Device Technology, Inc. * (Semiconductors)	10,962	155,441
Interdigital Communications Corp. * (Telecommunications)	4,914	171,548
Intergraph Corp. * (Computers)	2,646	83,323
Intermagnetics General Corp. * (Electrical Components & Equipment)	5,670	152,977
Intermec Inc * (Machinery-Diversified)	4,914	112,727
Internet Security Systems, Inc. * (Internet)	4,536	85,504
Intuitive Surgical, Inc. * (Healthcare-Products)	3,024	356,742
Invacare Corp. (Healthcare-Products)	2,646	65,832
inVentiv Health, Inc. * (Advertising)	4,914	141,424
Investment Technology Group, Inc. * (Diversified Financial Services)	4,536	230,700
Itron, Inc. * (Electronics)	2,268	134,402
J2 Global Communications, Inc. * (Internet)	5,292	165,217
Jack Henry & Associates, Inc. (Computers)	7,560	148,630
Jack in the Box, Inc. * (Retail)	3,780	148,176
Jackson Hewitt Tax Service, Inc. (Commercial Services)	3,780	118,503
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	7,938	69,854
Jarden Corp. * (Household Products/Wares)	3,780	115,101
JLG Industries, Inc. (Machinery-Construction & Mining)	8,316	187,110
Jo-Ann Stores, Inc. * (Retail)	3,024	44,302
Jones Lang LaSalle, Inc. (Real Estate)	2,646	231,658
Journal Register Co. (Media)	7,182	64,351
K-Swiss, Inc.—Class A (Apparel)	3,024	80,741
K-V Pharmaceutical Co. * (Pharmaceuticals)	5,292	98,749
Kansas City Southern Industries, Inc. * (Transportation)	6,804	188,471
Kaydon Corp. (Metal Fabricate/Hardware)	4,158	155,135
KCS Energy, Inc. * (Oil & Gas)	6,426	190,852
Keane, Inc. * (Software)	7,938	99,225
Kellwood Co. (Apparel)	5,292	154,897
Kelly Services, Inc.—Class A (Commercial Services)	5,670	154,054
KEMET Corp. * (Electronics)	14,364	132,436
Kennametal, Inc. (Hand/Machine Tools)	3,402	211,775
Kenneth Cole Productions, Inc. (Retail)	3,024	67,526
Keynote Systems, Inc. * (Internet)	8,694	89,635
KFx, Inc. * (Energy-Alternate Sources)	5,670	86,638
Kilroy Realty Corp. (REIT)	2,268	163,863
Kimball International, Inc.—Class B (Home Furnishings)	7,938	156,458
Kindred Healthcare, Inc. * (Healthcare-Services)	2,268	58,968
Kirby Corp. * (Transportation)	4,536	179,172
KNBT Bancorp, Inc. (Savings & Loans)	8,316	137,380
Knight Capital Group, Inc.—Class A * (Diversified Financial Services)	12,852	195,736
Knight Transportation, Inc. (Transportation)	5,670	114,534
Komag, Inc. * (Computers)	3,024	139,648
Kronos, Inc. * (Computers)	3,024	109,499
Kyphon, Inc. * (Healthcare-Products)	3,024	116,001
La-Z-Boy, Inc. (Home Furnishings)	5,670	79,380
Labor Ready, Inc. * (Commercial Services)	4,914	111,302
Laclede Group, Inc. (Gas)	3,024	103,905
Lakeland Financial Corp. (Banks)	7,560	183,631
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,890	74,598
Landauer, Inc. (Commercial Services)	1,512	72,425
LaSalle Hotel Properties (REIT)	3,402	157,513
Laserscope * (Healthcare-Products)	1,890	58,231
LCA-Vision, Inc. (Healthcare-Products)	1,890	100,000
Lennox International, Inc. (Building Materials)	4,536	120,113
Level 3 Communications, Inc. * (Telecommunications)	56,700	251,748
Lexington Corporate Properties Trust (REIT)	4,536	97,978
LIFE TIME FITNESS, Inc. * (Leisure Time)	2,646	122,431
Lin TV Corp.—Class A * (Media)	6,426	48,516
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,402	213,136
Littelfuse, Inc. * (Electrical Components & Equipment)	3,024	103,965
LKQ Corp. * (Distribution/Wholesale)	4,536	86,184
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,646	142,937
Longs Drug Stores Corp. (Retail)	3,024	137,955
Longview Fibre Co. (Forest Products & Paper)	4,536	86,592
M/I Schottenstein Homes, Inc. (Home Builders)	1,512	53,041
Macdermid, Inc. (Chemicals)	3,402	97,978
Macrovision Corp. * (Entertainment)	5,292	113,884
MAF Bancorp, Inc. (Savings & Loans)	2,268	97,161
Magellan Health Services, Inc. * (Healthcare-Services)	3,024	137,017
Maguire Properties, Inc. (REIT)	3,024	106,354
Manhattan Associates, Inc. *(Computers)	4,914	99,705
Manitowoc Co. (Machinery-Diversified)	6,804	302,779
Martek Biosciences Corp. * (Biotechnology)	2,646	76,602
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	3,024	104,237
Maverick Tube Corp. * (Oil & Gas Services)	3,780	238,858
Maximus, Inc. (Commercial Services)	2,646	61,255
MB Financial, Inc. (Banks)	3,024	106,929
Medarex, Inc. * (Pharmaceuticals)	11,340	108,977

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Media General, Inc.—Class A (Media)	2,268	$95,007
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	4,536	108,864
Mentor Corp. (Healthcare-Products)	2,646	115,101
Mentor Graphics Corp. * (Computers)	7,938	103,035
Mercantile Bank Corp. (Banks)	2,268	90,380
Mercury Computer Systems, Inc. * (Computers)	3,024	46,539
Methode Electronics, Inc.—Class A (Electronics)	6,804	71,510
MGE Energy, Inc. (Electric)	2,268	70,648
MGI Pharma, Inc. * (Pharmaceuticals)	6,426	138,159
Micrel, Inc. * (Semiconductors)	10,206	102,162
Micros Systems, Inc. * (Computers)	3,402	148,599
Microsemi Corp. * (Semiconductors)	6,048	147,450
MicroStrategy, Inc.—Class A * (Software)	1,512	147,450
Mid-America Apartment Communities, Inc. (REIT)	1,890	105,368
Mid-State Bancshares (Banks)	3,024	84,672
Midas, Inc. * (Commercial Services)	3,780	69,552
Midwest Banc Holdings, Inc. (Banks)	4,914	109,337
Mine Safety Appliances Co. (Environmental Control)	2,646	106,369
Minerals Technologies, Inc. (Chemicals)	1,890	98,280
Modine Manufacturing Co. (Auto Parts & Equipment)	3,402	79,471
Monaco Coach Corp. (Home Builders)	4,536	57,607
Moneygram International, Inc. (Software)	7,182	243,829
Moog, Inc.—Class A * (Aerospace/Defense)	3,024	103,481
Movie Gallery, Inc. (Retail)	2,646	16,432
MPS Group, Inc. * (Commercial Services)	12,096	182,166
MTS Systems Corp. (Computers)	2,268	89,609
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,402	112,368
Myriad Genetics, Inc. * (Biotechnology)	6,048	152,712
Nabi Biopharmaceuticals * (Pharmaceuticals)	5,670	32,546
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	3,402	101,720
National Financial Partners (Diversified Financial Services)	3,402	150,743
National Penn Bancshares, Inc. (Banks)	4,914	97,592
National Presto Industries, Inc. (Housewares)	4,158	217,380
Nationwide Health Properties, Inc. (REIT)	4,914	110,614
Navigant Consulting Co. * (Commercial Services)	4,914	111,302
NBT Bancorp, Inc. (Banks)	4,158	96,590
NBTY, Inc. * (Pharmaceuticals)	4,536	108,456
NCI Building Systems, Inc. * (Building Materials)	2,646	140,688
NCO Group, Inc. * (Commercial Services)	4,158	109,938
Nektar Therapeutics * (Biotechnology)	7,938	145,583
NetBank, Inc. (Internet)	10,962	72,678
NETGEAR, Inc. * (Telecommunications)	3,780	81,837
NetIQ Corp. * (Software)	7,560	92,156
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	4,536	48,082
New Jersey Resources Corp. (Gas)	2,268	106,097
NewAlliance Bancshares, Inc. (Savings & Loans)	12,474	178,503
Newcastle Investment Corp. (REIT)	3,402	86,139
Newpark Resources, Inc. * (Oil & Gas Services)	10,962	67,416
NGP Capital Resources Co. (Investment Companies)	9,828	143,783
NICOR, Inc. (Gas)	1,890	78,435
Nordson Corp. (Machinery-Diversified)	3,024	148,720
Northwest Natural Gas Co. (Gas)	2,646	97,981
NorthWestern Corp. (Electric)	2,646	90,890
Novastar Financial, Inc. (REIT)	1,890	59,743
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	9,072	44,271
Nu Skin Enterprises, Inc. (Retail)	4,914	72,973
Oceaneering International, Inc. * (Oil & Gas Services)	8,316	381,288
Ohio Casualty Corp. (Insurance)	4,914	146,093
Oil States International, Inc. * (Oil & Gas Services)	4,536	155,494
Old National Bancorp (Banks)	5,670	113,230
Old Second Bancorp, Inc. (Banks)	3,024	93,744
Olin Corp. (Chemicals)	6,048	108,441
OM Group, Inc. * (Chemicals)	3,024	93,290
OMEGA Healthcare Investors, Inc. (REIT)	6,804	89,949
OmniVision Technologies, Inc. * (Semiconductors)	6,426	135,717
ON Semiconductor Corp. * (Semiconductors)	16,254	95,574
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	3,024	50,894
Openwave Systems, Inc. * (Internet)	7,182	82,880
Orbital Sciences Corp. * (Aerospace/Defense)	7,938	128,119
Otter Tail Power Co. (Electric)	3,402	92,977
Owens & Minor, Inc. (Distribution/Wholesale)	3,780	108,108
Oxford Industries, Inc. (Apparel)	2,268	89,382
P.F. Chang’s China Bistro, Inc. * (Retail)	3,024	114,972
Pacer International, Inc. (Transportation)	3,402	110,837
Pacific Capital Bancorp (Banks)	3,780	117,634
Pacific Sunwear of California, Inc. * (Retail)	6,804	121,996
Palm, Inc. * (Computers)	6,804	109,544
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,402	62,801
Parametric Technology Corp. * (Software)	9,828	124,914
Park Electrochemical Corp. (Electronics)	4,914	126,536
Park National Corp. (Banks)	1,134	112,051
Parker Drilling Co. * (Oil & Gas)	12,852	92,277
Partners Trust Financial Group, Inc. (Savings & Loans)	6,804	77,634
Payless ShoeSource, Inc. * (Retail)	6,048	164,324
Pediatrix Medical Group, Inc. * (Healthcare-Services)	3,780	171,234
Peet’s Coffee & Tea, Inc. * (Beverages)	2,646	79,883
Penn Virginia Corp. (Oil & Gas)	2,268	158,488
Pennsylvania REIT	2,646	106,819
Peoples Energy Corp. (Gas)	2,268	81,444
Pep Boys-Manny, Moe & Jack (Retail)	6,426	75,377
Performance Food Group Co. * (Food)	3,402	103,353
Pericom Semiconductor Corp. * (Semiconductors)	14,742	122,359
Perot Systems Corp.—Class A * (Computers)	9,072	131,363
Perrigo Co. (Pharmaceuticals)	7,938	127,802
PETCO Animal Supplies, Inc. * (Retail)	5,292	108,116
Pharmion Corp. * (Pharmaceuticals)	3,402	57,936
PHH Corp. * (Commercial Services)	4,536	124,921
Phillips-Van Heusen Corp. (Apparel)	3,780	144,245
Photronics, Inc. * (Semiconductors)	3,402	50,350
Pier 1 Imports, Inc. (Retail)	9,072	63,323
Pinnacle Entertainment, Inc. * (Entertainment)	5,292	162,200
Plantronics, Inc. (Telecommunications)	4,914	109,140
Plexus Corp. * (Electronics)	7,560	258,627
PMC-Sierra, Inc. * (Semiconductors)	18,144	170,554
Polycom, Inc. * (Telecommunications)	9,450	207,144
PolyMedica Corp. (Healthcare-Products)	3,024	108,743
Post Properties, Inc. (REIT)	3,402	154,247
Potlatch Corp. (Forest Products & Paper)	2,646	99,887
Power Integrations, Inc. * (Semiconductors)	4,158	72,682
Powerwave Technologies, Inc. * (Telecommunications)	10,584	96,526
Premiere Global Services, Inc. * (Telecommunications)	7,560	57,078
Price Communications Corp. * (Telecommunications)	7,938	134,549
ProAssurance Corp. * (Insurance)	2,646	127,484
Progress Software Corp. * (Software)	3,780	88,490
ProQuest Co. * (Internet)	3,402	41,811
Prosperity Bancshares, Inc. (Banks)	4,158	136,757
Provident Bankshares Corp. (Banks)	3,024	110,043
Provident Financial Services, Inc. (Savings & Loans)	6,048	108,562
Provident New York Bancorp (Savings & Loans)	9,450	124,929
PS Business Parks, Inc. (REIT)	1,512	89,208
PSS World Medical, Inc. * (Healthcare-Products)	6,426	113,419
Psychiatric Solutions, Inc. * (Healthcare-Services)	3,780	108,335
Quanex Corp. (Metal Fabricate/Hardware)	3,402	146,524
Quanta Services, Inc. * (Commercial Services)	10,206	176,870
Quest Software, Inc. * (Software)	7,560	106,142
Radio One, Inc. * (Media)	8,694	64,336
RAIT Investment Trust (REIT)	3,024	88,301

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Ralcorp Holdings, Inc. * (Food)	2,646	$112,534
Rambus, Inc. * (Semiconductors)	7,560	172,444
RARE Hospitality International, Inc. * (Retail)	3,780	108,713
RC2 Corp. * (Toys/Games/Hobbies)	2,646	102,294
Reader’s Digest Association, Inc. (Media)	9,072	126,645
Red Robin Gourmet Burgers, Inc. * (Retail)	1,512	64,351
Redwood Trust, Inc. (REIT)	1,512	73,831
Regal-Beloit Corp. (Hand/Machine Tools)	4,536	200,264
Regis Corp. (Retail)	4,536	161,527
Reliance Steel & Aluminum Co. (Iron/Steel)	3,402	282,196
Remington Oil & Gas Corp. * (Oil & Gas)	3,402	149,586
Republic Bancorp, Inc. (Banks)	6,804	84,302
Resource America, Inc.—Class A (Holding Companies-Diversified)	2,646	50,406
Resources Connection, Inc. * (Commercial Services)	4,158	104,033
RF Micro Devices, Inc. * (Telecommunications)	20,412	121,860
RLI Corp. (Insurance)	2,268	109,272
Rogers Corp. * (Electronics)	2,268	127,779
RSA Security, Inc. * (Internet)	7,560	205,557
Ruby Tuesday, Inc. (Retail)	5,670	138,405
Ruddick Corp. (Food)	4,536	111,177
Russell Corp. (Apparel)	4,914	89,238
Ryan’s Restaurant Group, Inc. * (Retail)	7,938	94,542
S&T Bancorp, Inc. (Banks)	3,024	100,488
SafeNet, Inc. * (Telecommunications)	3,024	53,585
Saga Communications, Inc. * (Media)	8,316	75,343
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	4,914	60,442
Sanderson Farms, Inc. (Food)	1,890	52,901
Sandy Spring Bancorp, Inc. (Banks)	3,024	109,045
Saxon Capital, Inc. (REIT)	3,780	43,243
ScanSource, Inc. * (Distribution/Wholesale)	3,780	110,830
Scholastic Corp. * (Media)	3,402	88,350
School Specialty, Inc. * (Retail)	2,268	72,236
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,890	155,169
Seagate Technology (Computers)	7,692	174,146
Select Comfort Corp. * (Retail)	5,670	130,240
Selective Insurance Group, Inc. (Insurance)	2,268	126,713
Semtech Corp. * (Semiconductors)	9,450	136,553
Senior Housing Properties Trust (REIT)	4,536	81,240
Sensient Technologies Corp. (Chemicals)	4,914	102,752
Serologicals Corp. * (Biotechnology)	5,292	166,380
SFBC International, Inc. * (Commercial Services)	1,890	28,652
Shaw Group, Inc. * (Engineering & Construction)	6,426	178,643
Shuffle Master, Inc. * (Entertainment)	4,914	161,081
Sierra Pacific Resources * (Electric)	9,828	137,592
Sigmatel, Inc. * (Semiconductors)	3,402	13,982
Silicon Image, Inc. * (Semiconductors)	9,072	97,796
Silicon Laboratories, Inc. * (Semiconductors)	3,780	132,867
Simpson Manufacturing Co., Inc. (Building Materials)	3,780	136,269
Sinclair Broadcast Group, Inc.—Class A (Media)	9,072	77,656
Skyline Corp. (Home Builders)	3,024	129,367
SkyWest, Inc. (Airlines)	4,536	112,493
Skyworks Solutions, Inc. * (Semiconductors)	14,742	81,228
Sohu.com, Inc. * (Internet)	3,024	77,989
SonoSite, Inc. * (Healthcare-Products)	2,268	88,543
Sonus Networks, Inc. * (Telecommunications)	18,900	93,555
South Jersey Industries, Inc. (Gas)	1,890	51,767
Sovran Self Storage, Inc. (REIT)	1,512	76,794
Spherion Corp. * (Commercial Services)	17,388	158,579
Spirit Finance Corp. (REIT)	7,182	80,869
St. Mary Land & Exploration Co. (Oil & Gas)	4,536	182,574
Stage Stores, Inc. (Retail)	2,268	74,844
Standex International Corp. (Miscellaneous Manufacturing)	3,024	91,778
Steel Dynamics, Inc. (Iron/Steel)	3,780	248,497
STERIS Corp. (Healthcare-Products)	5,292	120,975
Sterling Bancshares, Inc. (Banks)	6,426	120,488
Sterling Financial Corp.—Spokane (Savings & Loans)	6,804	207,590
Stewart Enterprises, Inc.—Class A (Commercial Services)	13,230	76,073
Stewart Information Services Corp. (Insurance)	1,890	68,626
Stone Energy Corp. * (Oil & Gas)	2,646	123,171
Strayer Education, Inc. (Commercial Services)	1,512	146,845
Sun Communities, Inc. (REIT)	2,268	73,778
Sunrise Assisted Living, Inc. * (Healthcare-Services)	5,292	146,324
Superior Energy Services, Inc. * (Oil & Gas Services)	8,694	294,727
Superior Industries International, Inc. (Auto Parts & Equipment)	3,024	55,309
SureWest Communications (Telecommunications)	4,158	80,333
SurModics, Inc. * (Healthcare-Products)	1,512	54,598
Susquehanna Bancshares, Inc. (Banks)	3,402	81,308
SVB Financial Group * (Banks)	3,024	137,471
Swift Energy Co. * (Oil & Gas)	2,646	113,593
Sycamore Networks, Inc. * (Telecommunications)	30,240	122,774
Symyx Technologies, Inc. * (Chemicals)	3,402	82,158
Tanger Factory Outlet Centers, Inc. (REIT)	2,646	85,651
Taubman Centers, Inc. (REIT)	4,158	170,062
Technitrol, Inc. (Electronics)	8,694	201,266
Tekelec * (Telecommunications)	5,292	65,356
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,402	111,450
Telik, Inc. * (Biotechnology)	7,182	118,503
Tennant Co. (Machinery-Diversified)	2,646	133,041
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	5,292	137,591
Tessera Technologies, Inc. * (Semiconductors)	3,780	103,950
TETRA Technologies, Inc. * (Oil & Gas Services)	11,340	343,489
Texas Capital Bancshares, Inc. * (Banks)	4,536	105,689
Texas Industries, Inc. (Building Materials)	1,890	100,359
Texas Regional Bancshares, Inc.—Class A (Banks)	3,780	143,338
The Children’s Place Retail Stores, Inc. * (Retail)	1,890	113,495
The Finish Line, Inc.—Class A (Retail)	4,536	53,661
The Genlyte Group, Inc. * (Building Materials)	1,890	136,893
The Medicines Co. * (Pharmaceuticals)	6,048	118,238
The Nautilus Group, Inc. (Leisure Time)	3,402	53,445
The Navigators Group, Inc. * (Insurance)	2,268	99,384
The Phoenix Cos., Inc. (Insurance)	9,450	133,056
The Steak n Shake Co. * (Retail)	5,670	85,844
The Stride Rite Corp. (Apparel)	6,048	79,773
The Topps Co., Inc. (Toys/Games/Hobbies)	10,962	90,108
The Warnaco Group, Inc. * (Apparel)	5,292	98,855
Thor Industries, Inc. (Home Builders)	3,402	164,827
Thoratec Corp. * (Healthcare-Products)	4,914	68,157
THQ, Inc. * (Software)	5,670	122,472
Tibco Software, Inc. * (Internet)	18,900	133,245
Tierone Corp. (Savings & Loans)	4,914	165,946
Todco—Class A (Oil & Gas)	4,914	200,737
Too, Inc. * (Retail)	3,780	145,114
Tootsie Roll Industries, Inc. (Food)	2,646	77,078
Tractor Supply Co. * (Retail)	2,646	146,244
Trammell Crow Co. * (Real Estate)	3,402	119,648
Transaction Systems Architect, Inc. * (Software)	4,536	189,106
Tredegar Corp. (Miscellaneous Manufacturing)	6,426	101,659
Triarc Cos., Inc. (Retail)	5,292	82,714
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,670	229,068
Triumph Group, Inc. * (Aerospace/Defense)	2,646	127,008
TrustCo Bank Corp. NY (Banks)	7,560	83,311
Trustmark Corp. (Banks)	3,780	117,067
Trustreet Properties, Inc. (REIT)	5,292	69,801
Tuesday Morning Corp. (Retail)	2,646	34,795
Tupperware Corp. (Household Products/Wares)	5,292	104,199
U-Store-It Trust (REIT)	5,292	99,807

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

UCBH Holdings, Inc. (Banks)	7,938	$131,295
UMB Financial Corp. (Banks)	3,024	100,820
Umpqua Holdings Corp. (Banks)	4,914	126,044
Unisource Energy Corp. (Electric)	3,024	94,198
United Auto Group, Inc. (Retail)	6,048	129,125
United Bankshares, Inc. (Banks)	2,646	96,923
United Community Banks, Inc. (Banks)	3,402	103,557
United Natural Foods, Inc. * (Food)	3,780	124,816
United Rentals, Inc. * (Commercial Services)	5,292	169,238
United Stationers, Inc. * (Distribution/Wholesale)	3,024	149,144
United Surgical Partners International, Inc. * (Healthcare-Services)	3,024	90,932
United Therapeutics Corp. * (Pharmaceuticals)	1,890	109,185
Universal Corp. (Agriculture)	2,268	84,415
URS Corp. * (Engineering & Construction)	3,780	158,760
USA Mobility, Inc. (Telecommunications)	3,024	50,198
USEC, Inc. (Mining)	7,560	89,586
UTStarcom, Inc. * (Telecommunications)	10,206	79,505
Vail Resorts, Inc. * (Entertainment)	3,024	112,190
Valassis Communications, Inc. * (Commercial Services)	4,536	107,004
ValueClick, Inc. * (Internet)	9,072	139,255
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	6,048	197,225
Varian, Inc. * (Electronics)	3,024	125,526
Ventana Medical Systems, Inc. * (Healthcare-Products)	2,646	124,838
Veritas DGC, Inc. * (Oil & Gas Services)	3,402	175,475
Vertex Pharmaceuticals, Inc. * (Biotechnology)	8,316	305,280
Viad Corp. (Commercial Services)	4,536	141,977
Viasys Healthcare, Inc. * (Healthcare-Products)	3,402	87,091
Visteon Corp. * (Auto Parts & Equipment)	10,206	73,585
W Holding Co., Inc. (Banks)	8,694	57,815
W-H Energy Services, Inc. * (Oil & Gas Services)	4,158	211,351
Wabash National Corp. (Auto Manufacturers)	3,780	58,061
Wabtec Corp. (Machinery-Diversified)	5,670	212,058
Waddell & Reed Financial, Inc. (Diversified Financial Services)	6,804	139,890
Walter Industries, Inc. (Holding Companies-Diversified)	3,024	174,334
Washington Group International, Inc. (Engineering & Construction)	2,268	120,975
Washington REIT	3,402	124,853
Waste Connections, Inc. * (Environmental Control)	4,914	178,870
Watsco, Inc. (Distribution/Wholesale)	2,646	158,284
Watson Wyatt & Co. Holdings (Commercial Services)	6,048	212,526
Watts Industries, Inc.—Class A (Electronics)	4,158	139,501
WCI Communities, Inc. * (Home Builders)	3,024	60,903
WD-40 Co. (Household Products/Wares)	2,646	88,826
WebEx Communications, Inc. * (Internet)	3,780	134,341
Websense, Inc. * (Internet)	5,292	108,698
Werner Enterprises, Inc. (Transportation)	4,158	84,283
Wesbanco, Inc. (Banks)	2,646	82,000
WESCO International, Inc. * (Distribution/Wholesale)	3,024	208,656
West Coast Bancorp (Banks)	4,158	122,536
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,402	123,425
Westamerica Bancorp (Banks)	3,024	148,085
WGL Holdings, Inc. (Gas)	3,024	87,545
Whiting Petroleum Corp. * (Oil & Gas)	2,646	110,788
Wind River Systems, Inc. * (Software)	7,938	70,648
Winnebago Industries, Inc. (Home Builders)	3,402	105,598
Wintrust Financial Corp. (Banks)	3,024	153,769
Witness Systems, Inc. * (Software)	5,670	114,364
WMS Industries, Inc. * (Leisure Time)	2,646	72,474
Wolverine World Wide, Inc. (Apparel)	5,670	132,281
Woodward Governor Co. (Electronics)	3,402	103,795
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,804	142,544
Wright Express Corp. * (Commercial Services)	3,780	108,637
Wright Medical Group, Inc. * (Healthcare-Products)	3,024	63,292
Yankee Candle Co., Inc. (Household Products/Wares)	4,158	103,992
Zale Corp. * (Retail)	4,536	109,272
Zenith National Insurance Corp. (Insurance)	2,268	89,972
Zoll Medical Corp. * (Healthcare-Products)	3,780	123,833

TOTAL COMMON STOCKS
(Cost $72,240,426)		88,600,231

Repurchase Agreements (21.2%)
	Principal
	Amount

UBS **, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $24,184,932 (Collateralized by $25,305,000 of various U.S. Government Agency Obligations, 2.75% - 6.00%, 2/15/07-5/15/11, market value $24,658,078)	$24,175,000	24,175,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,175,000)		24,175,000

TOTAL INVESTMENT SECURITIES
(Cost $96,415,426)—98.8%		112,775,231
Net other assets (liabilities)—1.2%		1,334,204

NET ASSETS—100.0%		$114,109,435

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $2,246,260)	31	$60,845
Russell 2000 Futures Contract expiring September 2006 (Underlying face amount at value $2,536,100)	7	45,469

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/28/06 (Underlying notional amount at value $3,910,416)	5,396	204,574
Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/28/06 (Underlying notional amount at value $16,447,064)	22,696	735,680

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2006

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.3%
Aerospace/Defense	1.3%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	6.5%
Beverages	0.2%
Biotechnology	1.8%
Building Materials	1.0%
Chemicals	1.0%
Commercial Services	4.3%
Computers	1.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.1%
Electric	1.3%
Electrical Components & Equipment	0.4%
Electronics	2.3%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.8%
Entertainment	0.6%
Environmental Control	0.4%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.8%
Healthcare-Products	2.4%
Healthcare-Services	1.0%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.3%
Internet	2.3%
Investment Companies	0.2%
Iron/Steel	0.8%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.9%
Media	1.1%
Metal Fabricate/Hardware	0.7%
Mining	0.2%
Miscellaneous Manufacturing	1.6%
Office/Business Equipment	0.2%
Oil & Gas	3.0%
Oil & Gas Services	2.5%
Packaging & Containers	0.1%
Pharmaceuticals	2.1%
Real Estate	0.3%
Real Estate Investment Trust	4.2%
Retail	4.7%
Savings & Loans	2.1%
Semiconductors	3.2%
Software	2.3%
Telecommunications	3.4%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.4%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	22.4%

***	Includes non-equity securities and other net assets (liabilities).

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $72,240,426)	$88,600,231
Repurchase agreements, at cost	24,175,000

Total Investment Securities	112,775,231
Segregated securities balances with brokers for futures contracts	266,714
Dividends and interest receivable	126,358
Receivable for capital shares issued	668,135
Unrealized appreciation on swap agreements	940,254
Variation margin on futures contracts	27,359
Prepaid expenses	1,521

Total Assets	114,805,572

Liabilities:
Cash overdraft	69,718
Payable for capital shares redeemed	359,167
Advisory fees payable	66,388
Management services fees payable	8,852
Administration fees payable	2,809
Administrative services fees payable	74,100
Distribution fees payable	74,660
Trustee fees payable	11
Transfer agency fees payable	2,853
Fund accounting fees payable	4,425
Compliance services fees payable	1,130
Other accrued expenses	32,024

Total Liabilities	696,137

Net Assets	$114,109,435

Net Assets consist of:
Capital	$94,782,052
Accumulated net investment income (loss)	389,607
Accumulated net realized gains (losses) on investments	1,531,403
Net unrealized appreciation (depreciation) on investments	17,406,373

Net Assets	$114,109,435

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,220,372

Net Asset Value (offering and redemption price per share)	$35.43

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$622,483
Interest	709,419

Total Investment Income	1,331,902

Expenses:
Advisory fees	454,349
Management services fees	90,870
Administration fees	18,036
Transfer agency fees	17,057
Administrative services fees	150,184
Distribution fees	151,450
Custody fees	11,011
Fund accounting fees	28,899
Trustee fees	642
Compliance services fees	1,518
Other fees	27,883

Total Gross Expenses before reductions	951,899
Less Expenses reduced by the Advisor	(9,604)

Total Net Expenses	942,295

Net Investment Income (Loss)	389,607

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	846,608
Net realized gains (losses) on futures contracts	(18,016)
Net realized gains (losses) on swap agreements	(297,726)
Change in net unrealized appreciation/depreciation on investments	7,403,413

Net Realized and Unrealized Gains (Losses) on Investments	7,934,279

Change in Net Assets Resulting from Operations	$8,323,886

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$389,607	$(15,637)
Net realized gains (losses) on investments	530,866	4,500,212
Change in net unrealized appreciation/depreciation on investments	7,403,413	(4,009,762)

Change in net assets resulting from operations	8,323,886	474,813

Distributions to Shareholders From:
Net realized gains on investments	—	(12,777,971)

Change in net assets resulting from distributions	—	(12,777,971)

Capital Transactions:
Proceeds from shares issued	86,037,425	145,139,602
Dividends reinvested	—	12,777,971
Cost of shares redeemed	(97,359,908)	(176,334,188)

Change in net assets resulting from capital transactions	(11,322,483)	(18,416,615)

Change in net assets	(2,998,597)	(30,719,773)
Net Assets:
Beginning of period	117,108,032	147,827,805

End of period	$114,109,435	$117,108,032

Accumulated net investment income (loss)	$389,607	$—

Share Transactions:
Issued	2,430,080	4,296,386
Reinvested	—	384,415
Redeemed	(2,763,459)	(5,240,962)

Change in shares	(333,379)	(560,161)

See accompanying notes to the financial statements.
19

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	year ended	May 1,2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$32.95		$35.93	$31.62	$22.15	$28.56	$30.00

Investment Activities:
Net investment income (loss) (b)	0.11		— (c)	(0.14)	(0.14)	(0.16)	(0.10)
Net realized and unrealized gains (losses) on investments	2.37		1.04	5.37	9.61	(6.25)	(1.34)

Total income (loss) from investment activities	2.48		1.04	5.23	9.47	(6.41)	(1.44)

Distributions to Shareholders From:
Net realized gains on investments	—		(4.02)	(0.92)	—	—	—

Net Asset Value, End of Period	$35.43		$32.95	$35.93	$31.62	$22.15	$28.56

Total Return	7.53	% (d)	2.81%	16.74%	42.75%	(22.44)%	(4.80)	% (d)
Ratios to Average Net Assets:
Gross expenses (e)	1.57%		1.60%	1.61%	1.73%	1.97%	2.65%
Net expenses (e)	1.55%		1.60%	1.61%	1.73%	1.97%	2.25%
Net investment income (loss) (e)	0.64%		(0.01)%	(0.44)%	(0.52)%	(0.62)%	(0.53)%
Supplemental Data:
Net assets, end of period (000’s)	$114,109		$117,108	$147,828	$127,335	$38,612	$19,965
Portfolio turnover rate (f)	0.19	% (d)	67%	161%	189%	527%	2,627	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

20

PROFUNDS VP
ProFund VP Europe 30
(unaudited)
Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective:The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%
“Market Exposure” excludes any short-term investments and cash equivalents.
ProFunds Europe 30 - Sector Composition
% of Index

Consumer, Non-cyclical	31.37%
Energy	17.15%
Communications	12.88%
Financial	12.41%
Basic Materials	9.10%
Technology	6.55%
Industrial	6.00%
Consumer, Cyclical	4.54%

PROFUNDS VP ProFund VP Europe 30 (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (86.7%)
	Shares	Value

Alcatel SA * (Telecommunications)	160,776	$2,027,385
Alcon, Inc. (Healthcare-Products)	25,056	2,469,269
Anglo American PLC (Mining)	114,840	2,347,330
ASM Lithography Holding NV * (Semiconductors)	92,916	1,878,762
AstraZeneca PLC (Pharmaceuticals)	70,992	4,246,741
Autoliv, Inc. (Auto Parts & Equipment)	33,408	1,889,891
BP Amoco PLC (Oil & Gas)	104,400	7,267,285
Business Objects SA * (Software)	57,420	1,561,824
DaimlerChrysler AG (Auto Manufacturers)	56,376	2,782,719
Diageo PLC (Beverages)	42,804	2,891,410
Elan Corp. PLC * (Pharmaceuticals)	133,632	2,231,654
GlaxoSmithKline PLC (Pharmaceuticals)	101,268	5,650,754
HSBC Holdings PLC (Banks)	73,080	6,456,618
Koninklijke (Royal) Phillips Electronics NV (Electronics)	84,564	2,633,323
Mittal Steel Co. NV—Class A (Iron/Steel)	61,596	1,879,294
Nokia OYJ (Telecommunications)	174,348	3,532,291
Novartis AG (Pharmaceuticals)	97,092	5,235,201
Rio Tinto PLC (Mining)	13,572	2,846,184
Royal Dutch Shell PLC—Class A (Oil & Gas)	73,080	4,894,898
Sanofi-Aventis (Pharmaceuticals)	103,356	5,033,437
SAP AG (Software)	62,640	3,289,853
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	42,804	1,893,221
Siemens AG (Miscellaneous Manufacturing)	40,716	3,534,963
Telefonaktiebolaget LM Ericsson (Telecommunications)	89,784	2,966,463
Tenaris SA (Iron/Steel)	56,376	2,282,664
Total Fina SA (Oil & Gas)	83,520	5,472,230
UBS AG (Banks)	40,716	4,466,545
Unilever NV (Food)	115,884	2,613,184
Vodafone Group PLC (Telecommunications)	221,328	4,714,287
Willis Group Holdings, Ltd. (Insurance)	57,420	1,843,182

TOTAL COMMON STOCKS
(Cost $72,407,129)		102,832,862

Repurchase Agreements (1.9%)
	Principal
	Amount	Value

UBS, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $1,959,805 (Collateralized by $1,965,000 Federal Home Loan Bank, 5.375%, 2/15/07, market value $2,001,463)	$1,959,000	1,959,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,959,000)		1,959,000

TOTAL INVESTMENT SECURITIES
(Cost $74,366,129)—100.4%		104,791,862
Net other assets (liabilities)—(0.4)%		(380,124)

NET ASSETS—100.0%		$104,411,738

As of 6/30/06, all securities in this portfolio were traded on U.S. Exchanges.
* Non-income producing security

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $1,599,375)	25	$15,944

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Auto Manufacturers		2.7%
Auto Parts & Equipment		1.8%
Banks		10.5%
Beverages		2.8%
Electronics		2.5%

See accompanying notes to the financial statements.

21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	June 30, 2006
(unaudited)

Food	2.5%
Healthcare-Products	2.4%
Insurance	1.8%
Iron/Steel	4.0%
Mining	5.0%
Miscellaneous Manufacturing	3.4%
Oil & Gas	16.8%
Pharmaceuticals	23.2%
Semiconductors	1.8%
Software	4.6%
Telecommunications	12.7%
Other **	1.5%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of June 30, 2006:

Finland	3.4%
France	13.5%
Germany	9.3%
Ireland	2.1%
Luxembourg	2.2%
Netherlands	8.6%
Sweden	4.7%
Switzerland	11.7%
United Kingdom	43.0%
United States **	1.5%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

22

PROFUNDS VP ProFund VP Europe 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (Cost $72,407,129)	$102,832,862
Repurchase agreements, at cost	1,959,000

Total Investment Securities	104,791,862
Cash	4,014
Segregated cash balances with brokers for futures contracts	94,438
Dividends and interest receivable	384,863
Receivable for capital shares issued	1,155,924
Prepaid expenses	1,651

Total Assets	106,432,752

Liabilities:
Payable for investments purchased	1,280,746
Payable for capital shares redeemed	513,987
Variation margin on futures contracts	3,438
Advisory fees payable	63,568
Management services fees payable	8,476
Administration fees payable	2,698
Administrative services fees payable	33,246
Distribution fees payable	40,283
Trustee fees payable	10
Transfer agency fees payable	2,733
Fund accounting fees payable	3,857
Compliance services fees payable	1,135
Other accrued expenses	66,837

Total Liabilities	2,021,014

Net Assets	$104,411,738

Net Assets consist of:
Capital	$102,740,947
Accumulated net investment income (loss)	2,333,545
Accumulated net realized gains (losses) on investments	(31,104,431)
Net unrealized appreciation (depreciation) on investments	30,441,677

Net Assets	$104,411,738

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,507,331

Net Asset Value (offering and redemption price per share)	$29.77

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$3,171,552
Interest	32,599
Foreign tax withholding	(194,556)

Total Investment Income	3,009,595

Expenses:
Advisory fees	504,491
Management services fees	100,899
Administration fees	18,581
Transfer agency fees	24,730
Administrative services fees	263,327
Distribution fees	168,164
Custody fees	14,203
Fund accounting fees	38,444
Trustee fees	941
Compliance services fees	2,074
Other fees	43,043

Total Gross Expenses before reductions	1,178,897
Less Expenses reduced by the Advisor	(10,221)

Total Net Expenses	1,168,676

Net Investment Income (Loss)	1,840,919

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,298,745
Net realized gains (losses) on futures contracts	(77,401)
Change in net unrealized appreciation/depreciation on investments	1,585,852

Net Realized and Unrealized Gains (Losses) on Investments	5,807,196

Change in Net Assets Resulting from Operations	$7,648,115

See accompanying notes to the financial statements.

23

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$1,840,919	$492,626
Net realized gains (losses) on investments	4,221,344	9,377,260
Change in net unrealized appreciation/depreciation on investments	1,585,852	(4,494,970)

Change in net assets resulting from operations	7,648,115	5,374,916

Distributions to Shareholders From:
Net investment income	—	(152,267)
Net realized gains on investments	—	(11,054,508)

Change in net assets resulting from distributions	—	(11,206,775)

Capital Transactions:
Proceeds from shares issued	151,844,864	315,882,039
Dividends reinvested	—	11,206,775
Cost of shares redeemed	(175,550,552)	(341,395,694)

Change in net assets resulting from capital transactions	(23,705,688)	(14,306,880)

Change in net assets	(16,057,573)	(20,138,739)
Net Assets:
Beginning of period	120,469,311	140,608,050

End of period	$104,411,738	$120,469,311

Accumulated net investment income (loss)	$2,333,545	$492,626

Share Transactions:
Issued	5,084,014	11,336,131
Reinvested	—	404,431
Redeemed	(5,885,869)	(12,402,581)

Change in shares	(801,855)	(662,019)

See accompanying notes to the financial statements.

24

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2006 (unaudited)		For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the year ended December 31, 2001

Net Asset Value, Beginning of Period	$27.96		$28.28	$24.96	$18.01	$24.26	$31.98

Investment Activities:
Net investment income (loss) (a)	0.41		0.13	0.03	0.05	0.07	(0.04)
Net realized and unrealized gains (losses) on investments	1.40		2.14	3.53	6.92	(6.32)	(7.68)

Total income (loss) from investment activities	1.81		2.27	3.56	6.97	(6.25)	(7.72)

Distributions to Shareholders From:
Net investment income	—		(0.04)	(0.03)	(0.02)	—	—
Net realized gains on investments	—		(2.55)	(0.21)	—	—	—

Total distributions	—		(2.59)	(0.24)	(0.02)	—	—

Net Asset Value, End of Period	$29.77		$27.96	$28.28	$24.96	$18.01	$24.26

Total Return	6.47	% (b)	8.09%	14.32%	38.73%	(25.76)%	(24.14)%

Ratios to Average Net Assets:
Gross expenses (c)	1.75%		1.76%	1.78%	1.91%	2.03%	1.89%
Net expenses (c)	1.74%		1.76%	1.78%	1.91%	1.98%	1.89%
Net investment income (loss) (c)	2.74%		0.45%	0.12%	0.25%	0.33%	(0.14)%

Supplemental Data:
Net assets, end of period (000’s)	$104,412		$120,469	$140,608	$142,019	$33,119	$52,253
Portfolio turnover rate (d)	118	% (b)	230%	319%	376%	1,280%	1,002%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

25

PROFUNDS VP
ProFund VP Rising Rates Opportunity
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(2)%
Swap Agreements	(124)%
Options	NM

Total Exposure	(126)%
“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2006
(unaudited)

U.S. Government Agency Obligations (82.5%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 4.65%, 7/3/06	$37,951,000	$37,941,196
Federal Farm Credit Bank *, 4.65%, 7/3/06	37,951,000	37,941,196
Federal Home Loan Bank *, 4.65%, 7/3/06	37,951,000	37,941,196
Federal Home Loan Mortgage Corp. *, 4.65%, 7/3/06	37,951,000	37,941,196

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $151,764,783)		151,764,784

Repurchase Agreements (20.6%)
UBS *, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $37,949,585 (Collateralized by $39,870,000 of various Federal Home Loan Bank Securities, 4.55%-5.375%, 2/15/07-6/22/10 market value $38,688,655)	37,934,000	37,934,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,934,000)		37,934,000

Options Purchased (NM)
	Contracts

10-year U.S. Treasury Bond Call Option 126 expiring February 2007	50	696
10-year U.S. Treasury Bond Call Option 128 expiring February 2007	250	3,632

TOTAL OPTIONS PURCHASED
(Cost $5,138)		4,328

TOTAL INVESTMENT SECURITIES
(Cost $189,703,921)—103.1%		189,703,112
Net other assets (liabilities)—(3.1)%		(5,633,501)

NET ASSETS—100.0%		$184,069,611

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2006 (Underlying face amount at value $3,198,750)	30	$22,455

Swap Agreements
Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 6/30/06 (Underlying notional amount at value $228,583,594)	(255,000,000)	(3,253,903)

See accompanying notes to the financial statements.

26

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $151,769,921)	$151,769,112
Repurchase agreements, at cost	37,934,000

Total Investment Securities	189,703,112
Cash	61,687
Segregated cash balances with brokers for futures contracts	45,701
Segregated cash balances with custodian for swap agreements	505
Interest receivable	5,195
Receivable for capital shares issued	99,998
Prepaid expenses	2,112

Total Assets	189,918,310

Liabilities:
Payable for capital shares redeemed	2,181,990
Unrealized depreciation on swap agreements	3,253,903
Variation margin on futures contracts	60,075
Advisory fees payable	112,367
Management services fees payable	14,982
Administration fees payable	4,744
Administrative services fees payable	61,905
Distribution fees payable	72,783
Trustee fees payable	18
Transfer agency fees payable	4,825
Fund accounting fees payable	6,789
Compliance services fees payable	1,722
Other accrued expenses	72,596

Total Liabilities	5,848,699

Net Assets	$184,069,611

Net Assets consist of:
Capital	$210,991,464
Accumulated net investment income (loss)	4,743,230
Accumulated net realized gains (losses) on investments	(28,432,826)
Net unrealized appreciation (depreciation) on investments	(3,232,257)

Net Assets	$184,069,611

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	8,222,056

Net Asset Value (offering and redemption price per share)	$22.39

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$3,817,003

Expenses:
Advisory fees	621,482
Management services fees	124,297
Administration fees	27,233
Transfer agency fees	26,577
Administrative services fees	282,554
Distribution fees	207,255
Custody fees	13,126
Fund accounting fees	41,700
Trustee fees	929
Compliance services fees	2,518
Other fees	47,150

Total Gross Expenses before reductions	1,394,821
Less Expenses reduced by the Advisor	(15,483)
Less Expenses reduced by the Administrator	(1)

Total Net Expenses	1,379,337

Net Investment Income (Loss)	2,437,666

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,137)
Net realized gains (losses) on futures contracts	144,488
Net realized gains (losses) on swap agreements	24,544,605
Change in net unrealized appreciation/depreciation on investments	(3,514,249)

Net Realized and Unrealized Gains (Losses) on Investments	21,169,707

Change in Net Assets Resulting from Operations	$23,607,373

See accompanying notes to the financial statements.

27

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the six months ended June 30, 2006 (unaudited)	For the year ended December 31, 2005

From Investment Activities:
Operations:
Net investment income (loss)	$2,437,666	$2,305,564
Net realized gains (losses) on investments	24,683,956	(22,961,122)
Change in net unrealized appreciation/depreciation on investments	(3,514,249)	3,657,738

Change in net assets resulting from operations	23,607,373	(16,997,820)

Capital Transactions:
Proceeds from shares issued	448,798,245	386,431,711
Cost of shares redeemed	(427,715,503)	(409,692,557)

Change in net assets resulting from capital transactions	21,082,742	(23,260,846)

Change in net assets	44,690,115	(40,258,666)
Net Assets:
Beginning of period	139,379,496	179,638,162

End of period	$184,069,611	$139,379,496

Accumulated net investment income (loss)	$4,743,230	$2,305,564

Share Transactions:
Issued	20,732,594	19,734,512
Redeemed	(19,795,121)	(21,093,910)

Change in shares	937,473	(1,359,398)

See accompanying notes to the financial statements.

28

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$19.13		$20.78	$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss) (b)	0.31		0.27	(0.10)	(0.23)	(0.09)
Net realized and unrealized
gains (losses) on investments	2.95		(1.92)	(2.44)	(0.77)	(5.59)

Total income (loss) from
investment activities	3.26		(1.65)	(2.54)	(1.00)	(5.68)

Net Asset Value, End of Period	$22.39		$19.13	$20.78	$23.32	$24.32

Total Return	16.98	% (c)	(7.89)%	(10.89)%	(4.11)%	(18.93)	% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.68%		1.73%	1.75%	1.91%	2.13%
Net expenses (d)	1.66%		1.73%	1.75%	1.91%	1.98%
Net investment income (loss) (d)	2.94%		1.36%	(0.45)%	(0.94)%	(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$184,070		$139,379	$179,638	$74,272	$7,168
Portfolio turnover rate (e)	—	(c)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

29

PROFUNDS VP

Notes to Financial Statements
June 30, 2006
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation
Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements
Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the

30

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts
The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales
The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities
Each ProFund VP, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of June 30, 2006, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options
The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

31

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

Index Options
The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2006 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions
The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements
The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the“net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian.

32

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

Securities Transactions and Related Income
During the period, securities transactions were accounted for no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations
ProFund Advisors LLC also serves as the investment advisor for each of the additional 96 active ProFunds in the ProFunds Trust and each of the 5 active Funds in the Access One Trust. Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds and Access One Trust are allocated across the ProFunds and Access One Trust based upon relative net assets or another reasonable basis.

Distributions to Shareholders
Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, are distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes
Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax fiscal year end of December 31st.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each ProFund VP’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax

33

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. In addition, as Administrator, BISYS receives additional fees for support of the Trust’s Compliance Service Program. ProFunds Distributors Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services, excluding payments received under the Distribution and Service Agreements. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses. The Administrator voluntarily waived fees during the period as reflected on the Statement of Operations as “Less Expenses reduced by the Administrator.” These fees are not available to be recouped in subsequent years.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2006, the Advisor as an Authorized Firm, was reimbursed $384,527 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trust. Each of the two Independent Trustees were compensated $27,500 ($55,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trust during the period ended June 30, 2006. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

Prior to May 1, 2006, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ending December 31, 2006 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP Rising Rates Opportunity). ProFund VP Rising Rates Opportunity’s operating expenses were limited to an annualized rate of 1.78% of its average daily net assets.

Effective May 1, 2006, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the period from May 1, 2006 through December 31, 2006 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP

34

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

to exceed the expense limit for the applicable period. As of June 30, 2006, there were no reimbursements available for recoupment.

During the period ended June 30, 2006, the Advisor voluntarily waived additional fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Bull	$14,959
ProFund VP Small-Cap	9,604
ProFund VP Europe 30	10,221
ProFund VP Rising Rates Opportunity	15,483

4.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2006 were as follows:

	Purchases	Sales

ProFund VP Bull	$211,746,301	$289,707,863
ProFund VP Small-Cap	175,319	3,482,403
ProFund VP Europe 30	149,324,222	170,633,575

5.	Concentration Risk

ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. ProFund VP Europe 30 may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2005, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP Rising Rates Opportunity	$1,935,661	$25,726,041	$20,231,247	$47,892,949

As of the latest tax year end of December 31, 2005, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Total

ProFund VP Europe 30	$4,378,124	$10,516,081	$5,807,241	$3,450,241	$3,425,937	$27,577,624
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	—	2,490,617

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2005, were as follows:

	Ordinary	Net Long-Term	Total Distributions
	Income	Gains	Paid

ProFund VP Bull	$634,599	$—	$634,599
ProFund VP Small-Cap	7,467,754	5,310,217	12,777,971
ProFund VP Europe 30	8,294,131	2,912,644	11,206,775

35

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$3,838,096	$6,615,991	$—	$—	$19,541,301	$29,995,388
ProFund VP Small-Cap	—	1,937,602	—	—	9,065,895	11,003,497
ProFund VP Europe 30	563,768	2,744,870	—	(27,577,624)	18,291,662	(5,977,324)
ProFund VP Rising Rates Opportunity	2,305,565	—	—	(53,117,525)	282,734	(50,529,226)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2006.

At June 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$185,717,645	$50,646,594	$(23,947,629)	$26,698,965
ProFund VP Small-Cap	97,740,504	21,104,875	(6,070,148)	15,034,727
ProFund VP Europe 30	83,611,569	31,333,205	(10,152,912)	21,180,293
ProFund VP Rising Rates Opportunity	189,703,921	—	(809)	(809)

36

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/06	6/30/06	1/1/06 - 6/30/06	1/1/06 - 6/30/06

ProFund VP Bull	$1,000.00	$1,014.90	$9.04	1.81%
ProFund VP Small-Cap	1,000.00	1,075.30	8.00	1.55%
ProFund VP Europe 30	1,000.00	1,064.70	8.91	1.74%
ProFund VP Rising Rates Opportunity	1,000.00	1,169.80	8.93	1.66%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/06	6/30/06	1/1/06 - 6/30/06	1/1/06 - 6/30/06

ProFund VP Bull	$1,000.00	$1,015.82	$9.05	1.81%
ProFund VP Small-Cap	1,000.00	1,017.08	7.78	1.55%
ProFund VP Europe 30	1,000.00	1,016.17	8.70	1.74%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.56	8.30	1.66%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

37

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ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/06

Not just funds, ProFundsSM Ultra ProFund VP UltraBull Inverse ProFund VP Bear Bond Benchmarked ProFund VP Rising Rates Opportunity

Semiannual Report
June 30, 2006

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP UltraBull
10	ProFund VP Bear
14	ProFund VP Rising Rates Opportunity

18	Notes to Financial Statements

25	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2006.

In many ways, the six-month period was a tale of two markets: the second quarter behaved differently than the first quarter of the year.

The U.S. stock market got off to its best start since 1999, with the S&P 500 Index® returning 4.21% for the quarter. In addition, global equity markets continued to sizzle, with strong returns in the European markets. Asian and Pacific markets outperformed the U.S., but in aggregate lagged European stocks. And emerging market equities, as measured by the Bank of New York Emerging Markets 50 ADR Index, rose 12.84% in the quarter, for an average annualized gain of 46% in the three years through March 31, 2006.

But during the second quarter, markets reversed course. The Fed’s May 10 Open Market Committee meeting, at which the central bank boosted the target federal funds rate by another 0.25%, marked a turning point for stocks. And, as expected, the Fed added another 0.25% increase on June 29, bringing its target for the federal funds rate to 5.25% at the end of the quarter.

While the S&P 500 Index slipped 3.72% in the May 10 through June 30 period, it still gained 2.71% for the six months ending June 30, 2006. Although, the 7.44% second-quarter drop in the more volatile NASDAQ-100 meant a negative 4.05% return for the six month period.

Furthermore, by mid-May, overseas equity markets began tumbling–catching many investors off guard. For example, from May 10 through June 30, the Bank of New York Emerging Markets 50 ADR Index plunged nearly 13.66%. Likewise, the Nikkei 225 fell from favor, and dropped 6.67% in the second quarter.

As a ProFund VP shareholder, you have innovative ways to target your market exposure in these challenging markets. For example, if you are seeking to take advantage of a potential rebound in a broad market or a market niche, you might consider one of the Ultra ProFunds VP or UltraSector ProFunds VP, which are designed to magnify the returns (gains, losses, and volatility) of their benchmark indexes.

Or, you can seek profit from a market decline or partially shield your fund holdings by investing in one of the Inverse ProFunds VP, which are designed to rise when their market benchmark falls (results that are opposite those of conventional mutual funds).

As always, we deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir
Chairman

Investing in ProFunds involves certain risks, including, in all or some cases, leverage, liquidity, short sale, small-cap company, international investing, and repurchase agreement risks. The risks of international investing include currency exchange fluctuation, government regulations, and the potential for political and economic instability. In addition, sector funds are concentrated in a single area of the market, and they can be more volatile and riskier than more diversified mutual funds.These risks can increase volatility and decrease performance and increase expenses. Moreover, there is no guarantee that any ProFund will achieve its investment objective. Investment return and principal value will vary and shares may be worth more or less at redemption than when purchased.

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PROFUNDS VP ProFund VP UltraBull (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P 500 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	85%
Futures Contracts	65%
Swap Agreements	50%

Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500 - Sector Composition
% of Index

Financial	21.36%
Consumer, Non-cyclical	20.48%
Industrial	11.73%
Communications	11.22%
Energy	10.20%
Technology	10.16%
Consumer, Cyclical	8.44%
Utilities	3.38%
Basic Materials	3.03%

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks (84.8%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	3,973	$320,899
Abbott Laboratories (Pharmaceuticals)	8,091	352,849
ACE, Ltd. (Insurance)	1,711	86,559
ADC Telecommunications, Inc. * (Telecommunications)	609	10,268
Adobe Systems, Inc. * (Software)	3,161	95,968
Advanced Micro Devices, Inc. * (Semiconductors)	2,494	60,903
Aetna, Inc. (Healthcare-Services)	2,987	119,271
Affiliated Computer Services, Inc.—Class A * (Computers)	609	31,430
AFLAC, Inc. (Insurance)	2,610	120,974
Agilent Technologies, Inc. * (Electronics)	2,175	68,644
Air Products & Chemicals, Inc. (Chemicals)	1,160	74,147
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	406	19,780
Alcoa, Inc. (Mining)	4,553	147,335
Allegheny Energy, Inc. * (Electric)	870	32,251
Allegheny Technologies, Inc. (Iron/Steel)	435	30,119
Allergan, Inc. (Pharmaceuticals)	783	83,985
Allied Waste Industries, Inc. * (Environmental Control)	1,276	14,495
Allstate Corp. (Insurance)	3,364	184,112
Alltel Corp. (Telecommunications)	2,030	129,575
Altera Corp. * (Semiconductors)	1,856	32,573
Altria Group, Inc. (Agriculture)	11,049	811,328
Amazon.com, Inc. * (Internet)	1,595	61,695
Ambac Financial Group, Inc. (Insurance)	551	44,686
Ameren Corp. (Electric)	1,102	55,651
American Electric Power, Inc. (Electric)	2,088	71,514
American Express Co. (Diversified Financial Services)	6,496	345,717
American International Group, Inc. (Insurance)	13,688	808,276
American Power Conversion Corp. (Electrical Components & Equipment)	870	16,956
American Standard Cos. (Building Materials)	928	40,155
Ameriprise Financial, Inc. (Diversified Financial Services)	1,305	58,294
AmerisourceBergen Corp. (Pharmaceuticals)	1,102	46,196
Amgen, Inc. * (Biotechnology)	6,293	410,492
AmSouth Bancorp (Banks)	1,827	48,324
Anadarko Petroleum Corp. (Oil & Gas)	2,320	110,641
Analog Devices, Inc. (Semiconductors)	1,885	60,584
Andrew Corp. * (Telecommunications)	841	7,451
Anheuser-Busch Cos., Inc. (Beverages)	4,089	186,418
AON Corp. (Insurance)	1,624	56,548
Apache Corp. (Oil & Gas)	1,682	114,797
Apartment Investment and Management Co.—Class A ( REIT)	522	22,681
Apollo Group, Inc.—Class A * (Commercial Services)	725	37,461
Apple Computer, Inc. * (Computers)	4,408	251,785
Applera Corp.—Applied Biosystems Group (Electronics)	986	31,897
Applied Materials, Inc. (Semiconductors)	8,149	132,666
Archer-Daniels-Midland Co. (Agriculture)	3,422	141,260
Archstone-Smith Trust ( REIT)	1,131	57,534
Ashland, Inc. (Chemicals)	377	25,146
AT&T, Inc. (Telecommunications)	20,329	566,976
Autodesk, Inc. * (Software)	1,189	40,973
Automatic Data Processing, Inc. (Software)	3,045	138,091
AutoNation, Inc. * (Retail)	783	16,788
AutoZone, Inc. * (Retail)	290	25,578
Avaya, Inc. * (Telecommunications)	2,146	24,507
Avery Dennison Corp. (Household Products/Wares)	551	31,991
Avon Products, Inc. (Cosmetics/Personal Care)	2,407	74,617
Baker Hughes, Inc. (Oil & Gas Services)	1,711	140,045
Ball Corp. (Packaging & Containers)	551	20,409
Bank of America Corp. (Banks)	23,722	1,141,027
Bank of New York Co., Inc. (Banks)	4,031	129,798
Bard (C.R.), Inc. (Healthcare-Products)	551	40,366
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	551	26,277
Bausch & Lomb, Inc. (Healthcare-Products)	290	14,222
Baxter International, Inc. (Healthcare-Products)	3,422	125,793
BB&T Corp. (Banks)	2,871	119,405
Bear Stearns Cos., Inc. (Diversified Financial Services)	609	85,309
Becton, Dickinson & Co. (Healthcare-Products)	1,305	79,775
Bed Bath & Beyond, Inc. * (Retail)	1,450	48,097
BellSouth Corp. (Telecommunications)	9,483	343,285
Bemis Co., Inc. (Packaging & Containers)	551	16,872

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Best Buy Co., Inc. (Retail)	2,146	$117,687
Big Lots, Inc. * (Retail)	580	9,906
Biogen Idec, Inc. * (Biotechnology)	1,827	84,645
Biomet, Inc. (Healthcare-Products)	1,305	40,833
BJ Services Co. (Oil & Gas Services)	1,624	60,510
Black & Decker Corp. (Hand/Machine Tools)	377	31,841
BMC Software, Inc. * (Software)	1,102	26,338
Boeing Co. (Aerospace/Defense)	4,118	337,305
Boston Properties, Inc. ( REIT)	493	44,567
Boston Scientific Corp. * (Healthcare-Products)	6,322	106,462
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,295	266,229
Broadcom Corp.—Class A * (Semiconductors)	2,320	69,716
Brown-Forman Corp. (Beverages)	435	31,185
Brunswick Corp. (Leisure Time)	493	16,392
Burlington Northern Santa Fe Corp. (Transportation)	1,827	144,790
CA, Inc. (Software)	2,378	48,868
Campbell Soup Co. (Food)	986	36,590
Capital One Financial Corp. (Diversified Financial Services)	1,595	136,293
Cardinal Health, Inc. (Pharmaceuticals)	2,262	145,514
Caremark Rx, Inc. (Pharmaceuticals)	2,349	117,145
Carnival Corp. (Leisure Time)	2,291	95,626
Caterpillar, Inc. (Machinery-Construction & Mining)	3,393	252,711
CBS Corp.—Class B (Media)	4,060	109,823
Cendant Corp. (Commercial Services)	5,278	85,978
CenterPoint Energy, Inc. (Electric)	1,624	20,300
Centex Corp. (Home Builders)	609	30,633
CenturyTel, Inc. (Telecommunications)	609	22,624
Chesapeake Energy Corp. (Oil & Gas)	1,972	59,653
ChevronTexaco Corp. (Oil & Gas)	11,513	714,497
Chubb Corp. (Insurance)	2,146	107,085
CIENA Corp. * (Telecommunications)	2,958	14,228
CIGNA Corp. (Insurance)	638	62,849
Cincinnati Financial Corp. (Insurance)	928	43,625
Cintas Corp. (Textiles)	725	28,826
Circuit City Stores, Inc. (Retail)	754	20,524
Cisco Systems, Inc. * (Telecommunications)	31,610	617,342
CIT Group, Inc. (Diversified Financial Services)	1,015	53,074
Citigroup, Inc. (Diversified Financial Services)	26,071	1,257,664
Citizens Communications Co. (Telecommunications)	1,711	22,329
Citrix Systems, Inc. * (Software)	928	37,250
Clear Channel Communications, Inc. (Media)	2,668	82,575
Clorox Co. (Household Products/Wares)	812	49,508
CMS Energy Corp. * (Electric)	1,160	15,010
Coach, Inc. * (Apparel)	1,943	58,096
Coca-Cola Co. (Beverages)	10,875	467,843
Coca-Cola Enterprises, Inc. (Beverages)	1,595	32,490
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,755	165,025
Comcast Corp.—Special Class A * (Media)	11,194	366,492
Comerica, Inc. (Banks)	841	43,724
Commerce Bancorp, Inc. (Banks)	957	34,136
Compass Bancshares, Inc. (Banks)	667	37,085
Computer Sciences Corp. * (Computers)	986	47,762
Compuware Corp. * (Software)	1,943	13,018
Comverse Technology, Inc. * (Telecommunications)	1,044	20,640
ConAgra Foods, Inc. (Food)	2,755	60,913
ConocoPhillips (Oil & Gas)	8,497	556,808
CONSOL Energy, Inc. (Coal)	1,015	47,421
Consolidated Edison, Inc. (Electric)	1,305	57,994
Constellation Brands, Inc. * (Beverages)	1,044	26,100
Constellation Energy Group, Inc. (Electric)	957	52,176
Convergys Corp. * (Commercial Services)	725	14,138
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	493	45,810
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	319	3,554
Corning, Inc. * (Telecommunications)	7,830	189,408
Costco Wholesale Corp. (Retail)	2,465	140,825
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,161	120,371
Coventry Health Care, Inc. * (Healthcare-Services)	870	47,798
CSX Corp. (Transportation)	1,131	79,668
Cummins, Inc. (Machinery-Diversified)	232	28,362
CVS Corp. (Retail)	4,263	130,874
D.R.Horton, Inc. (Home Builders)	1,392	33,157
Danaher Corp. (Miscellaneous Manufacturing)	1,218	78,342
Darden Restaurants, Inc. (Retail)	667	26,280
Dean Foods Co. * (Food)	725	26,963
Deere & Co. (Machinery-Diversified)	1,218	101,691
Dell, Inc. * (Computers)	12,209	298,022
Devon Energy Corp. (Oil & Gas)	2,233	134,896
Dillards, Inc.—Class A (Retail)	319	10,160
Dollar General Corp. (Retail)	1,653	23,109
Dominion Resources, Inc. (Electric)	1,827	136,641
Dover Corp. (Miscellaneous Manufacturing)	1,073	53,038
Dow Jones & Co., Inc. (Media)	319	11,168
DTE Energy Co. (Electric)	957	38,988
Du Pont (Chemicals)	4,843	201,470
Duke Energy Corp. (Electric)	6,438	189,084
Dynegy, Inc.—Class A * (Pipelines)	1,885	10,311
E *TRADE Financial Corp. * (Diversified Financial Services)	2,059	46,986
Eastman Chemical Co. (Chemicals)	435	23,490
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,450	34,481
Eaton Corp. (Miscellaneous Manufacturing)	783	59,038
eBay, Inc. * (Internet)	6,148	180,075
Ecolab, Inc. (Chemicals)	957	38,835
Edison International (Electric)	1,682	65,598
El Paso Corp. (Pipelines)	3,625	54,375
Electronic Arts, Inc. * (Software)	1,595	68,649
Electronic Data Systems Corp. (Computers)	2,726	65,588
Eli Lilly & Co. (Pharmaceuticals)	5,945	328,580
Embarq Corp. * (Telecommunications)	783	32,095
EMC Corp. * (Computers)	12,499	137,114
Emerson Electric Co. (Electrical Components & Equipment)	2,175	182,287
Entergy Corp. (Electric)	1,102	77,967
EOG Resources, Inc. (Oil & Gas)	1,247	86,467
Equifax, Inc. (Commercial Services)	667	22,905
Equity Office Properties Trust ( REIT)	1,943	70,939
Equity Residential Properties Trust ( REIT)	1,537	68,750
Exelon Corp. (Electric)	3,538	201,064
Express Scripts, Inc. * (Pharmaceuticals)	754	54,092
Exxon Mobil Corp. (Oil & Gas)	31,581	1,937,493
Family Dollar Stores, Inc. (Retail)	783	19,129
Fannie Mae (Diversified Financial Services)	5,075	244,108
Federated Department Stores, Inc. (Retail)	2,813	102,956
Federated Investors, Inc.—Class B (Diversified Financial Services)	435	13,703
FedEx Corp. (Transportation)	1,566	183,003
Fifth Third Bancorp (Banks)	2,871	106,083
First Data Corp. (Software)	4,002	180,250
First Horizon National Corp. (Banks)	638	25,648
First Energy Corp. (Electric)	1,740	94,325
Fiserv, Inc. * (Software)	928	42,094
Fisher Scientific International, Inc. * (Electronics)	667	48,724
Fluor Corp. (Engineering & Construction)	435	40,425
Ford Motor Co. (Auto Manufacturers)	9,773	67,727
Forest Laboratories, Inc. * (Pharmaceuticals)	1,682	65,077
Fortune Brands, Inc. (Household Products/Wares)	754	53,542
FPL Group, Inc. (Electric)	2,146	88,801
Franklin Resources, Inc. (Diversified Financial Services)	783	67,972

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Freddie Mac (Diversified Financial Services)	3,683	$209,968
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	928	51,420
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	2,059	60,535
Gannett Co., Inc. (Media)	1,247	69,745
Gateway, Inc. * (Computers)	1,392	2,645
General Dynamics Corp. (Aerospace/Defense)	2,117	138,579
General Electric Co. (Miscellaneous Manufacturing)	55,187	1,818,964
General Mills, Inc. (Food)	1,914	98,877
General Motors Corp. (Auto Manufacturers)	2,987	88,982
Genuine Parts Co. (Distribution/Wholesale)	928	38,661
Genworth Financial, Inc.—Class A (Diversified Financial Services)	1,885	65,673
Genzyme Corp. * (Biotechnology)	1,334	81,441
Gilead Sciences, Inc. * (Pharmaceuticals)	2,349	138,967
Golden West Financial Corp. (Savings & Loans)	1,334	98,983
Goodrich Corp. (Aerospace/Defense)	638	25,705
Google, Inc.—Class A * (Internet)	1,073	449,941
H & R Block, Inc. (Commercial Services)	1,740	41,516
Halliburton Co. (Oil & Gas Services)	2,639	195,840
Harley-Davidson, Inc. (Leisure Time)	1,421	77,999
Harman International Industries, Inc. (Home Furnishings)	348	29,709
Harrah’s Entertainment, Inc. (Lodging)	957	68,119
Hartford Financial Services Group, Inc. (Insurance)	1,595	134,937
Hasbro, Inc. (Toys/Games/Hobbies)	928	16,806
HCA, Inc. (Healthcare-Services)	2,146	92,600
Health Management Associates, Inc.—Class A (Healthcare-Services)	1,247	24,578
Heinz (H.J.) Co. (Food)	1,769	72,918
Hercules, Inc. * (Chemicals)	580	8,851
Hess Corp. (Oil & Gas)	1,247	65,904
Hewlett-Packard Co. (Computers)	14,094	446,498
Hilton Hotels Corp. (Lodging)	1,682	47,567
Home Depot, Inc. (Retail)	10,846	388,177
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,321	174,136
Hospira, Inc. * (Pharmaceuticals)	812	34,867
Humana, Inc. * (Healthcare-Services)	870	46,719
Huntington Bancshares, Inc. (Banks)	1,276	30,088
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,146	101,935
IMS Health, Inc. (Software)	1,073	28,810
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	1,682	71,956
Intel Corp. (Semiconductors)(Computers)	30,392	575,927
International Business Machines Corp.	8,178	628,235
International Flavors & Fragrances, Inc. (Chemicals)	406	14,307
International Game Technology (Entertainment)	1,769	67,116
International Paper Co. (Forest Products & Paper)	2,581	83,365
Interpublic Group of Cos., Inc. * (Advertising)	2,349	19,614
Intuit, Inc. * (Software)	870	52,539
ITT Industries, Inc. (Miscellaneous Manufacturing)	986	48,807
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,218	82,227
J.P. Morgan Chase & Co. (Diversified FinancialServices)	18,270	767,340
Jabil Circuit, Inc. (Electronics)	899	23,014
Janus Capital Group, Inc. (Diversified Financial Services)	1,073	19,207
JDS Uniphase Corp. * (Telecommunications)	8,613	21,791
Johnson & Johnson (Healthcare-Products)	15,747	943,560
Johnson Controls, Inc. (Auto Parts & Equipment)	1,015	83,453
Jones Apparel Group, Inc. (Apparel)	609	19,360
Juniper Networks, Inc. * (Telecommunications)	2,900	46,371
KB Home (Home Builders)	377	17,285
Kellogg Co. (Food)	1,276	61,797
Kerr-McGee Corp. (Oil & Gas)	1,160	80,446
KeyCorp (Banks)	2,117	75,535
KeySpan Corp. (Gas)	928	37,491
Kimberly-Clark Corp. (Household Products/Wares)	2,436	150,300
Kimco Realty Corp. ( REIT)	1,102	40,212
Kinder Morgan, Inc. (Pipelines)	551	55,039
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,276	21,692
KLA-Tencor Corp. (Semiconductors)	1,015	42,194
Kohls Corp. (Retail)	1,769	104,583
Kroger Co. * (Food)	3,857	84,314
L-3 Communications Holdings, Inc. (Aerospace/Defense)	638	48,118
Laboratory Corp. of America Holdings * (Healthcare-Services)	667	41,507
Legg Mason, Inc. (Diversified Financial Services)	667	66,380
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	928	23,181
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,726	177,599
Lennar Corp.—Class A (Home Builders)	725	32,168
Lexmark International, Inc.—Class A * (Computers)	551	30,762
Limited, Inc. (Retail)	1,798	46,011
Lincoln National Corp. (Insurance)	1,508	85,112
Linear Technology Corp. (Semiconductors)	1,595	53,417
Liz Claiborne, Inc. (Apparel)	551	20,420
Lockheed Martin Corp. (Aerospace/Defense)	1,856	133,149
Loews Corp. (Insurance)	2,088	74,020
Louisiana-Pacific Corp. (Forest Products & Paper)	551	12,067
Lowe’s Cos., Inc. (Retail)	4,089	248,080
LSI Logic Corp. * (Semiconductors)	2,059	18,428
Lucent Technologies, Inc. * (Telecommunications)	22,736	55,021
M&T Bank Corp. (Banks)	406	47,876
Manor Care, Inc. (Healthcare-Services)	406	19,050
Marathon Oil Corp. (Oil & Gas)	1,856	154,605
Marriott International, Inc.—Class A (Lodging)	1,711	65,223
Marsh & McLennan Cos., Inc. (Insurance)	2,900	77,981
Marshall & Ilsley Corp. (Banks)	1,189	54,385
Masco Corp. (Building Materials)	2,059	61,028
Mattel, Inc. (Toys/Games/Hobbies)	2,030	33,515
Maxim Integrated Products, Inc. (Semiconductors)	1,653	53,078
MBIA, Inc. (Insurance)	696	40,751
McCormick & Co., Inc. (Food)	696	23,351
McDonald’s Corp. (Retail)	6,554	220,214
McGraw-Hill Cos., Inc. (Media)	1,885	94,684
McKesson Corp. (Commercial Services)	1,595	75,412
MeadWestvaco Corp. (Forest Products & Paper)	928	25,919
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,595	91,362
MedImmune, Inc. * (Biotechnology)	1,276	34,580
Medtronic, Inc. (Healthcare-Products)	6,438	302,071
Mellon Financial Corp. (Banks)	2,146	73,887
Merck & Co., Inc. (Pharmaceuticals)	11,368	414,136
Meredith Corp. (Media)	232	11,493
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,104	355,034
MetLife, Inc. (Insurance)	3,944	201,972
MGIC Investment Corp. (Insurance)	464	30,160
Micron Technology, Inc. * (Semiconductors)	4,106	61,836
Microsoft Corp. (Software)	46,458	1,082,471
Millipore Corp. * (Biotechnology)	290	18,267
Molex, Inc. (Electrical Components & Equipment)	725	24,338
Molson Coors Brewing Co.—Class B (Beverages)	290	19,685
Monsanto Co. (Agriculture)	1,421	119,634
Monster Worldwide, Inc. * (Internet)	638	27,217
Moody’s Corp. (Commercial Services)	1,276	69,491
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,539	350,120
Motorola, Inc. (Telecommunications)	13,079	263,542

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

Murphy Oil Corp. (Oil & Gas)	870	$48,598
Mylan Laboratories, Inc. (Pharmaceuticals)	1,102	22,040
Nabors Industries, Ltd. * (Oil & Gas)	1,595	53,895
National City Corp. (Banks)	2,842	102,852
National Semiconductor Corp. (Semiconductors)	1,740	41,499
National-Oilwell Varco, Inc. * (Oil & Gas Services)	899	56,925
Navistar International Corp. * (Auto Manufacturers)	319	7,851
NCR Corp. * (Computers)	957	35,064
Network Appliance, Inc. * (Computers)	1,914	67,564
Newell Rubbermaid, Inc. (Housewares)	1,450	37,454
Newmont Mining Corp. (Mining)	2,320	122,798
News Corp.—Class A (Media)	12,267	235,281
NICOR, Inc. (Gas)	232	9,628
NIKE, Inc.—Class B (Apparel)	986	79,866
NiSource, Inc. (Electric)	1,421	31,035
Noble Corp. (Oil & Gas)	696	51,796
Nordstrom, Inc. (Retail)	1,102	40,223
Norfolk Southern Corp. (Transportation)	2,175	115,754
North Fork Bancorp, Inc. (Banks)	2,465	74,369
Northern Trust Corp. (Banks)	957	52,922
Northrop Grumman Corp. (Aerospace/Defense)	1,827	117,038
Novell, Inc. * (Software)	1,827	12,113
Novellus Systems, Inc. * (Semiconductors)	667	16,475
Nucor Corp. (Iron/Steel)	1,566	84,956
NVIDIA Corp. * (Semiconductors)	1,740	37,045
Occidental Petroleum Corp. (Oil & Gas)	2,204	226,020
Office Depot, Inc. * (Retail)	1,479	56,202
OfficeMax, Inc. (Retail)	377	15,363
Omnicom Group, Inc. (Advertising)	899	80,092
Oracle Corp. * (Software)	20,010	289,945
PACCAR, Inc. (Auto Manufacturers)	870	71,671
Pactiv Corp. * (Packaging & Containers)	754	18,662
Pall Corp. (Miscellaneous Manufacturing)	638	17,864
Parametric Technology Corp. * (Software)	580	7,372
Parker Hannifin Corp. (Miscellaneous Manufacturing)	609	47,258
Patterson Cos., Inc. * (Healthcare-Products)	754	26,337
Paychex, Inc. (Commercial Services)	1,740	67,825
Peoples Energy Corp. (Gas)	203	7,290
PepsiCo, Inc. (Beverages)	8,787	527,571
PerkinElmer, Inc. (Electronics)	667	13,940
Pfizer, Inc. (Pharmaceuticals)	38,454	902,514
PG&E Corp. (Electric)	1,827	71,765
Phelps Dodge Corp. (Mining)	1,044	85,775
Pinnacle West Capital Corp. (Electric)	522	20,833
Pitney Bowes, Inc. (Office/Business Equipment)	1,160	47,908
Plum Creek Timber Co., Inc. (Forest Products & Paper)	957	33,974
PMC-Sierra, Inc. * (Semiconductors)	1,044	9,814
PNC Financial Services Group (Banks)	1,508	105,816
PPG Industries, Inc. (Chemicals)	870	57,420
PPL Corp. (Electric)	2,001	64,632
Praxair, Inc. (Chemicals)	1,682	90,828
Principal Financial Group, Inc. (Insurance)	1,421	79,079
Procter & Gamble Co. (Cosmetics/Personal Care)	17,516	973,890
Progress Energy, Inc. (Electric)	1,334	57,189
Progressive Corp. (Insurance)	4,089	105,128
Prologis ( REIT)	1,276	66,505
Prudential Financial, Inc. (Insurance)	2,552	198,290
Public Service Enterprise Group, Inc. (Electric)	1,334	88,204
Public Storage, Inc. ( REIT)	435	33,017
Pulte Homes, Inc. (Home Builders)	1,102	31,727
QLogic Corp. * (Semiconductors)	841	14,499
Qualcomm, Inc. (Telecommunications)	8,613	345,123
Quest Diagnostics, Inc. (Healthcare-Services)	870	52,130
Qwest Communications International, Inc. * (Telecommunications)	8,207	66,395
R.R.Donnelley & Sons Co. (Commercial Services)	1,131	36,135
RadioShack Corp. (Retail)	696	9,744
Raytheon Co. (Aerospace/Defense)	2,320	103,402
Regions Financial Corp. (Banks)	2,407	79,720
Reynolds American, Inc. (Agriculture)	435	50,156
Robert Half International, Inc. (Commercial Services)	870	36,540
Rockwell Collins, Inc. (Aerospace/Defense)	870	48,607
Rockwell International Corp. (Machinery-Diversified)	928	66,825
Rohm & Haas Co. (Chemicals)	754	37,790
Rowan Cos., Inc. (Oil & Gas)	551	19,610
Ryder System, Inc. (Transportation)	319	18,639
Sabre Holdings Corp. (Leisure Time)	696	15,312
SAFECO Corp. (Insurance)	609	34,317
Safeway, Inc. (Food)	2,378	61,828
SanDisk Corp. * (Computers)	986	50,266
Sanmina-SCI Corp. * (Electronics)	2,668	12,273
Sara Lee Corp. (Food)	4,031	64,577
Schering-Plough Corp. (Pharmaceuticals)	7,772	147,901
Schlumberger, Ltd. (Oil & Gas Services)	6,003	390,856
Schwab (Diversified Financial Services)	5,104	81,562
Sealed Air Corp. (Packaging & Containers)	435	22,654
Sears Holdings Corp. * (Retail)	522	80,826
Sempra Energy (Gas)	1,363	61,989
Sherwin-Williams Co. (Chemicals)	580	27,538
Sigma-Aldrich Corp. (Chemicals)	348	25,279
Simon Property Group, Inc. ( REIT)	957	79,373
SLM Corp. (Diversified Financial Services)	2,175	115,101
Snap-on, Inc. (Hand/Machine Tools)	319	12,894
Solectron Corp. * (Electronics)	4,524	15,472
Southern Co. (Electric)	3,915	125,476
Southwest Airlines Co. (Airlines)	3,625	59,341
Sovereign Bancorp, Inc. (Savings & Loans)	2,001	40,640
Sprint Corp. (Telecommunications)	15,544	310,725
St.Jude Medical, Inc. * (Healthcare-Products)	1,769	57,351
St.Paul Cos., Inc. (Insurance)	3,596	160,310
Staples, Inc. (Retail)	3,683	89,571
Starbucks Corp. * (Retail)	4,002	151,116
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,131	68,245
State Street Corp. (Banks)	1,711	99,392
Stryker Corp. (Healthcare-Products)	1,508	63,502
Sun Microsystems, Inc. * (Computers)	17,893	74,256
Sunoco, Inc. (Oil & Gas)	696	48,226
SunTrust Banks, Inc. (Banks)	1,914	145,962
SuperValu, Inc. (Food)	1,073	32,941
Symantec Corp. * (Internet)	5,365	83,372
Symbol Technologies, Inc. (Electronics)	1,334	14,394
Synovus Financial Corp. (Banks)	1,682	45,044
Sysco Corp. (Food)	3,277	100,145
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,334	50,439
Target Corp. (Retail)	4,495	219,671
TECO Energy, Inc. (Electric)	1,102	16,464
Tektronix, Inc. (Electronics)	435	12,798
Tellabs, Inc. * (Telecommunications)	2,291	30,493
Temple-Inland, Inc. (Forest Products & Paper)	580	24,865
Tenet Healthcare Corp. * (Healthcare-Services)	2,494	17,408
Teradyne, Inc. * (Semiconductors)	1,015	14,139
Texas Instruments, Inc. (Semiconductors)	8,004	242,440
Textron, Inc. (Miscellaneous Manufacturing)	667	61,484
The AES Corp. * (Electric)	3,567	65,811
The Dow Chemical Co. (Chemicals)	5,046	196,945
The E.W.Scripps Co.—Class A (Media)	464	20,017
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	638	24,671

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Common Stocks, continued
	Shares	Value

The Gap, Inc. (Retail)	2,871	$49,955
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,750	263,253
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	928	10,301
The Hershey Co. (Food)	928	51,105
The New York Times Co.—Class A (Media)	725	17,792
The Pepsi Bottling Group, Inc. (Beverages)	696	22,376
The Stanley Works (Hand/Machine Tools)	377	17,802
Thermo Electron Corp. * (Electronics)	870	31,529
Tiffany & Co. (Retail)	725	23,940
Time Warner, Inc. (Media)	22,678	392,328
TJX Cos., Inc. (Retail)	2,407	55,024
Torchmark Corp. (Insurance)	522	31,696
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,653	132,769
Tribune Co. (Media)	1,189	38,559
TXU Corp. (Electric)	2,407	143,915
Tyco International, Ltd. (Miscellaneous Manufacturing)	10,643	292,683
Tyson Foods, Inc.—Class A (Food)	1,363	20,254
U.S. Bancorp (Banks)	9,454	291,940
Union Pacific Corp. (Transportation)	1,392	129,400
Unisys Corp. * (Computers)	1,798	11,291
United Parcel Service, Inc.—Class B (Transportation)	5,684	467,963
United States Steel Corp. (Iron/Steel)	551	38,636
United Technologies Corp. (Aerospace/Defense)	5,278	334,731
UnitedHealth Group, Inc. (Healthcare-Services)	7,221	323,356
Univision Communications, Inc.—Class A * (Media)	1,160	38,860
UnumProvident Corp. (Insurance)	1,537	27,866
UST, Inc. (Agriculture)	841	38,005
V.F. Corp. (Apparel)	464	31,515
Valero Energy Corp. (Oil & Gas)	3,132	208,341
VeriSign, Inc. * (Internet)	1,276	29,565
Verizon Communications, Inc. (Telecommunications)	15,312	512,799
Viacom, Inc.—Class B * (Media)	3,828	137,196
Vornado Realty Trust ( REIT)	638	62,237
Vulcan Materials Co. (Building Materials)	522	40,716
W.W. Grainger, Inc. (Distribution/Wholesale)	406	30,543
Wachovia Corp. (Banks)	8,439	456,381
Wal-Mart Stores, Inc. (Retail)	13,079	630,014
Walgreen Co. (Retail)	5,365	240,567
Walt Disney Co. (Media)	11,513	345,390
Washington Mutual, Inc. (Savings & Loans)	5,017	228,675
Waste Management, Inc. (Environmental Control)	2,871	103,012
Waters Corp. * (Electronics)	551	24,464
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	522	12,152
Weatherford International, Ltd. * (Oil & Gas Services)	1,740	86,339
WellPoint, Inc. * (Healthcare-Services)	3,306	240,578
Wells Fargo & Co. (Banks)	8,932	599,158
Wendy’s International, Inc. (Retail)	609	35,499
Weyerhaeuser Co. (Forest Products & Paper)	1,276	79,431
Whirlpool Corp. (Home Furnishings)	406	33,556
Whole Foods Market, Inc. (Food)	725	46,864
Williams Cos., Inc. (Pipelines)	3,045	71,132
Wrigley (Wm.) Jr. Co. (Food)	1,189	53,933
Wyeth (Pharmaceuticals)	7,105	315,533
Xcel Energy, Inc. (Electric)	2,146	41,160
Xerox Corp. * (Office/Business Equipment)	4,814	66,963
Xilinx, Inc. (Semiconductors)	1,769	40,068
XL Capital, Ltd.—Class A (Insurance)	957	58,664
XTO Energy, Inc. (Oil & Gas)	1,885	83,449
Yahoo!, Inc. * (Internet)	6,438	212,454
YUM! Brands, Inc. (Retail)	1,421	71,434
Zimmer Holdings, Inc. * (Healthcare-Products)	1,305	74,020
Zions Bancorp (Banks)	551	42,945

TOTAL COMMON STOCKS
(Cost $48,031,101)		60,061,696

Repurchase Agreements (9.2%)
	Principal
	Amount

UBS **, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $6,514,675 (Collateralized by $6,510,000 of various U.S. Government Agency Obligations, 5.375% - 6.00%, 2/15/07-5/15/11 market value $6,643,829)	$6,512,000	6,512,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,512,000)		6,512,000

TOTAL INVESTMENT SECURITIES
(Cost $54,543,101)—94.0%		65,573,696
Net other assets (liabilities)—6.0%		4,223,483

NET ASSETS—100.0%		$70,797,179

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $46,080,000)	144	$945,967

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 7/28/06 (Underlying notional amount at value $25,409,087)	20,004	346,181
Equity Index Swap Agreement based on the S&P 500 Index expiring 7/28/06 (Underlying notional amount at value $9,787,838)	7,706	236,702

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2006:

Advertising	0.1%
Aerospace/Defense	1.8%
Agriculture	1.6%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	5.7%
Beverages	1.9%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.2%
Coal	0.1%
Commercial Services	0.7%
Computers	3.1%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.9%
Electric	2.7%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2006

Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.3%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.6%
Healthcare-Services	1.4%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.0%
Internet	1.5%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	2.8%
Mining	0.6%
Miscellaneous Manufacturing	4.6%
Office/Business Equipment	0.2%
Oil & Gas	6.8%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	5.1%
Pipelines	0.3%
Real Estate Investment Trust	0.8%
Retail	5.0%
Savings & Loans	0.5%
Semiconductors	2.3%
Software	3.1%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other ***	15.2%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP UltraBull (unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $48,031,101)	$60,061,691
Repurchase agreements, at cost	6,512,000

Total Investment Securities	66,573,696
Cash	86,970
Segregated cash balances with brokers for futures contracts	2,670,326
Dividends and interest receivable	54,375
Receivable for capital shares issued	1,040,977
Unrealized appreciation on swap agreements	582,883
Prepaid expenses	746

Total Assets	71,009,973

Liabilities:
Payable for capital shares redeemed	29,808
Variation margin on futures contracts	72,145
Advisory fees payable	31,673
Management services fees payable	4,223
Administration fees payable	1,337
Administrative services fees payable	9,483
Distribution fees payable	16,602
Trustee fees payable	5
Transfer agency fees payable	1,360
Fund accounting fees payable	2,191
Compliance services fees payable	529
Other accrued expenses	43,438

Total Liabilities	212,794

Net Assets	$70,797,179

Net Assets consist of:
Capital	$80,523,160
Accumulated net investment income (loss)	324,251
Accumulated net realized gains (losses) on investments	(23,609,677)
Net unrealized appreciation (depreciation) on investments	13,559,445

Net Assets	$70,797,179

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,396,293

Net Asset Value (offering and redemption price per share)	$20.85

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Dividends	$441,148
Interest	200,591

Total Investment Income	641,739

Expenses:
Advisory fees	203,772
Management services fees	40,755
Administration fees	9,308
Transfer agency fees	9,706
Administrative services fees	98,424
Distribution fees	67,997
Custody fees	35,717
Fund accounting fees	16,749
Trustee fees	361
Compliance services fees	905
Other fees	16,920

Total Gross Expenses before reductions	500,614
Less Expenses reduced by the Advisor	(4,223)
Less Expenses reduced by the Administrator	(117)

Total Net Expenses	496,274

Net Investment Income (Loss)	145,465

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,187,988
Net realized gains (losses) on futures contracts	(351,673)
Net realized gains (losses) on swap agreements	(494,907)
Change in net unrealized appreciation/depreciation on investments	1,140,824

Net Realized and Unrealized Gains (Losses) on Investments	2,482,232

Change in Net Assets Resulting from Operations	$2,627,697

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP UltraBull

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$145,465	$178,786
Net realized gains (losses) on investments	1,341,408	5,781,141
Change in net unrealized appreciation/depreciation on investments	1,140,824	(3,327,914)

Change in net assets resulting from operations	2,627,697	2,632,013

Distributions to Shareholders From:
Net investment income	—	(87,792)
Net realized gains on investments	—	(9,865,953)

Change in net assets resulting from distributions	—	(9,953,745)

Capital Transactions:
Proceeds from shares issued	534,681,075	692,594,974
Dividends reinvested	—	9,953,745
Cost of shares redeemed	(518,249,375)	(740,003,247)

Change in net assets resulting from capital transactions	16,431,700	(37,454,528)

Change in net assets	19,059,397	(44,776,260)
Net Assets:
Beginning of period	51,737,782	96,514,042

End of period	$70,797,179	$51,737,782

Accumulated net investment income (loss)	$324,251	$178,786

Share Transactions:
Issued	25,149,512	31,672,612
Reinvested	—	493,492
Redeemed	(24,258,728)	(33,886,661)

Change in shares	890,784	(1,720,557)

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

							For the period
	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	January 22, 2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$20.65		$22.84	$22.19	$14.51	$22.71	$30.00

Investment Activities:
Net investment income (loss) (b)	0.06		0.05	0.02	(0.05)	(0.08)	(0.09)
Net realized and unrealized gains (losses) on investments	0.14		0.49	3.55	7.73	(8.12)	(7.20)

Total income (loss) from investment activities	0.20		0.54	3.57	7.68	(8.20)	(7.29)

Distributions to Shareholders From:
Net investment income	—		(0.02)	—	—	—	—
Net realized gains on investments	—		(2.71)	(2.92)	—	—	—

Total distributions	—		(2.73)	(2.92)	—	—	—

Net Asset Value, End of Period	$20.85		$20.65	$22.84	$22.19	$14.51	$22.71

Total Return	1.02	% (c)	2.61%	17.18%	52.93%	(36.11)%	(24.30)	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.84		1.88%	1.89%	2.07%	2.12%	1.94%
Net expenses (d)	1.83		1.88%	1.89%	1.84%	1.98%	1.94%
Net investment income (loss) (d)	0.54		0.24%	0.11%	(0.32)%	(0.46)%	(0.42)%

Supplemental Data:
Net assets, end of period (000’s)	$70,797		$51,738	$96,514	$68,318	$42,288	$64,186
Portfolio turnover rate (e)	726	% (c)	681%	830%	1,124%	1,249%	682	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Bear
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(37)%
Swap Agreements	(64)%
Options	NM

Total Exposure	(101)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%

S&P 500 - Sector Composition
% of Index

Financial	(21.36)%
Consumer, Non-cyclical	(20.48)%
Industrial	(11.73)%
Communications	(11.22)%
Energy	(10.20)%
Technology	(10.16)%
Consumer, Cyclical	(8.44)%
Utilities	(3.38)%
Basic Materials	(3.03)%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	June 30, 2006
(unaudited)

U.S. Government Agency Obligations (96.6%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 4.65%, 7/3/06	$11,624,000	$11,620,997
Federal Farm Credit Bank *, 4.65%, 7/3/06	11,624,000	11,620,997
Federal Home Loan Bank *, 4.65%, 7/3/06	11,624,000	11,620,997
Federal Home Loan Mortgage Corp. *, 4.65%, 7/3/06	11,624,000	11,620,997

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $46,483,988)		46,483,989

Repurchase Agreements (24.1%)

UBS *, 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $11,616,771 (Collateralized by $12,097,000 of various U.S. Government Agency Obligations, 4.00% - 6.00%, 1/15/07-5/15/11 market value $11,847,583)	11,612,000	11,612,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,612,000)		11,612,000

Options Purchased( NM)
	Contracts

S&P 500 Futures Call Option 1700 expiring August 2006	25	175
S&P 500 Futures Call Option 1700 expiring July 2006	100	400
S&P 500 Futures Call Option 1700 expiring September 2006	100	1,050

TOTAL OPTIONS PURCHASED
(Cost $3,713)		1,625

TOTAL INVESTMENT SECURITIES
(Cost $58,099,701)—120.7%		58,097,614
Net other assets (liabilities)—(20.7)%		(9,960,330)

NET ASSETS—100.0%		$48,137,284

*	All or a portion of the market value of this security is held as collateral for swap agreements.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring September 2006 (Underlying face amount at value $17,600,000)	55	$(469,633)

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 7/28/06 (Underlying notional amount at value $25,378,320)	(19,980)	(882,911)
Equity Index Swap Agreement based on the S&P 500 Index expiring 7/28/06 (Underlying notional amount at value $5,665,587)	(4,460)	(137,220)

See accompanying notes to the financial statements.

10

PROFUNDS VP
ProFund VP Bear
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $46,487,701)	$46,485,614
Repurchase agreements, at cost	11,612,000

Total Investment Securities	58,097,614
Segregated cash balances with brokers for futures contracts	1,128,604
Segregated cash balances with custodian for swap agreements	769
Interest receivable	1,590
Receivable for capital shares issued	136,852
Variation margin on futures contracts	32,131
Prepaid expenses	668

Total Assets	59,398,228

Liabilities:
Cash overdraft	46,567
Payable for capital shares redeemed	10,091,572
Unrealized depreciation on swap agreements	1,020,131
Advisory fees payable	40,019
Management services fees payable	5,336
Administration fees payable	1,692
Administrative services fees payable	9,057
Distribution fees payable	13,865
Trustee fees payable	6
Transfer agency fees payable	1,719
Fund accounting fees payable	2,419
Compliance services fees payable	602
Other accrued expenses	27,959

Total Liabilities	11,260,944

Net Assets	$48,137,284

Net Assets consist of:
Capital	$89,970,030
Accumulated net investment income (loss)	1,670,600
Accumulated net realized gains (losses) on investments	(42,011,495)
Net unrealized appreciation (depreciation) on investments	(1,491,851)

Net Assets	$48,137,284

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,703,484

Net Asset Value (offering and redemption price per share)	$28.26

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$1,233,354

Expenses:
Advisory fees	199,815
Management services fees	39,963
Administration fees	7,610
Transfer agency fees	10,161
Administrative services fees	112,670
Distribution fees	66,674
Custody fees	13,218
Fund accounting fees	16,294
Trustee fees	368
Compliance services fees	967
Other fees	18,253

Total Gross Expenses before reductions	485,993
Less Expenses reduced by the Advisor	(5,643)
Less Expenses reduced by the Administrator	(128)

Total Net Expenses	480,222

Net Investment Income (Loss)	753,132

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,775)
Net realized gains (losses) on futures contracts	81,256
Net realized gains (losses) on swap agreements	708,434
Change in net unrealized appreciation/depreciation on investments	(1,928,319)

Net Realized and Unrealized Gains (Losses) on Investments	(1,144,404)

Change in Net Assets Resulting from Operations	$(391,272)

See accompanying notes to the financial statements.

11

PROFUNDS VP
ProFund VP Bear

Statements of Changes in Net Assets
	For the six months	For the year ended
	ended June 30, 2006	December 31, 2005
	(unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$753,132	$917,468
Net realized gains (losses) on investments	783,915	(3,378,290)
Change in net unrealized appreciation/depreciation on investments	(1,928,319)	642,471

Change in net assets resulting from operations	(391,272)	(1,818,351)

Capital Transactions:
Proceeds from shares issued	309,684,344	609,806,114
Cost of shares redeemed	(311,968,218)	(588,061,833)

Change in net assets resulting from capital transactions	(2,283,874)	21,744,281

Change in net assets	(2,675,146)	19,925,930
Net Assets:
Beginning of period	50,812,430	30,886,500

End of period	$48,137,284	$50,812,430

Accumulated net investment income (loss)	$1,670,600	$917,468

Share Transactions:
Issued	11,053,331	21,006,244
Redeemed	(11,150,552)	(20,284,962)

Change in shares	(97,221)	721,282

See accompanying notes to the financial statements.

12

PROFUNDS VP
ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
							For the period
	For the six months ended		For the year ended	For the year ended	For the year ended	For the year ended	January 22, 2001 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001
	(unaudited)

Net Asset Value, Beginning of Period	$28.22		$28.61	$31.89	$42.29	$35.07	$30.00

Investment Activities:
Net investment income (loss) (b)	0.39		0.39	(0.22)	(0.36)	(0.23)	0.26
Net realized and unrealized gains (losses) on investments	(0.35)		(0.78)	(3.06)	(10.04)	7.53	4.81

Total income (loss) from investment activities	0.04		(0.39)	(3.28)	(10.40)	7.30	5.07

Distributions to Shareholders From:
Net investment income	—		—	—	—	(0.08)	—

Net Asset Value, End of Period	$28.26		$28.22	$28.61	$31.89	$42.29	$35.07

Total Return	0.14	% (c)	(1.36)%	(10.29)%	(24.59)%	20.82%	16.90	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.82%		1.86%	1.90%	1.98%	2.03%	1.89%
Net expenses (d)	1.80%		1.86%	1.90%	1.98%	1.98%	1.89%
Net investment income (loss) (d)	2.83%		1.36%	(0.70)%	(0.96)%	(0.57)%	0.77%

Supplemental Data:
Net assets, end of period (000’s)	$48,137		$50,812	$30,887	$54,301	$77,938	$37,290
Portfolio turnover rate (e)	—	(c)	—	—	—	— (f)	1,144	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Rising Rates Opportunity
 (unaudited)

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2006

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S.Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(2)%
Swap Agreements	(124)%
Options	NM

Total Exposure	(126)%
“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2006
(unaudited)

U.S. Government Agency Obligations (82.5%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. * , 4.65%, 7/3/06	$37,951,000	$37,941,196
Federal Farm Credit Bank * , 4.65%, 7/3/06	37,951,000	37,941,196
Federal Home Loan Bank * , 4.65%, 7/3/06	37,951,000	37,941,196
Federal Home Loan Mortgage Corp. * , 4.65%, 7/3/06	37,951,000	37,941,196

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $151,764,783)		151,764,784

Repurchase Agreements (20.6%)
UBS * , 4.93%, 7/3/06, dated 6/30/06, with a maturity value of $37,949,585 (Collateralized by $39,870,000 of various Federal Home Loan Bank Securities, 4.55%-5.375%, 2/15/07-6/22/10 market value $38,688,655)	37,934,000	37,934,000

TOTAL REPURCHASE AGREEMENTS
(Cost $37,934,000)		37,934,000

Options Purchased (NM)
	Contracts

10-year U.S.Treasury Bond Call Option 126 expiring February 2007	50	696
10-year U.S.Treasury Bond Call Option 128 expiring February 2007	250	3,632

TOTAL OPTIONS PURCHASED
(Cost $5,138)		4,328

TOTAL INVESTMENT SECURITIES
(Cost $189,703,921)—103.1%		189,703,112
Net other assets (liabilities)—(3.1)%		(5,633,501)

NET ASSETS—100.0%		$184,069,611

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2006 (Underlying face amount at value $3,198,750)	30	$22,455

Swap Agreements
Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 6/30/06 (Underlying notional amount at value $228,583,594)	(255,000,000)	(3,253,903)

See accompanying notes to the financial statements.

14

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2006

Assets:
Securities, at value (cost $151,769,921)	$151,769,112
Repurchase agreements, at cost	37,934,000

Total Investment Securities	189,703,112
Cash	61,687
Segregated cash balances with brokers for futures contracts	45,701
Segregated cash balances with custodian for swap agreements	505
Interest receivable	5,195
Receivable for capital shares issued	99,998
Prepaid expenses	2,112

Total Assets	189,918,310

Liabilities:
Payable for capital shares redeemed	2,181,990
Unrealized depreciation on swap agreements	3,253,903
Variation margin on futures contracts	60,075
Advisory fees payable	112,367
Management services fees payable	14,982
Administration fees payable	4,744
Administrative services fees payable	61,905
Distribution fees payable	72,783
Trustee fees payable	18
Transfer agency fees payable	4,825
Fund accounting fees payable	6,789
Compliance services fees payable	1,722
Other accrued expenses	72,596

Total Liabilities	5,848,699

Net Assets	$184,069,611

Net Assets consist of:
Capital	$210,991,464
Accumulated net investment income (loss)	4,743,230
Accumulated net realized gains (losses) on investments	(28,432,826)
Net unrealized appreciation (depreciation) on investments	(3,232,257)

Net Assets	$184,069,611

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	8,222,056

Net Asset Value (offering and redemption price per share)	$22.39

Statement of Operations
For the six months ended June 30, 2006

Investment Income:
Interest	$3,817,003

Expenses:
Advisory fees	621,482
Management services fees	124,297
Administration fees	27,233
Transfer agency fees	26,577
Administrative services fees	282,554
Distribution fees	207,255
Custody fees	13,126
Fund accounting fees	41,700
Trustee fees	929
Compliance services fees	2,518
Other fees	47,150

Total Gross Expenses before reductions	1,394,821
Less Expenses reduced by the Advisor	(15,483)
Less Expenses reduced by the Administrator	(1)

Total Net Expenses	1,379,337

Net Investment Income (Loss)	2,437,666

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,137)
Net realized gains (losses) on futures contracts	144,488
Net realized gains (losses) on swap agreements	24,544,605
Change in net unrealized appreciation/depreciation on investments	(3,514,249)

Net Realized and Unrealized Gains (Losses) on Investments	21,169,707

Change in Net Assets Resulting from Operations	$23,607,373

See accompanying notes to the financial statements.

15

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the six months ended June 30, 2006 (unaudited)	For the year ended December 31, 2005

From Investment Activities:
Operations:
Net investment income (loss)	$2,437,666	$2,305,564
Net realized gains (losses) on investments	24,683,956	(22,961,122)
Change in net unrealized appreciation/depreciation on investments	(3,514,249)	3,657,738

Change in net assets resulting from operations	23,607,373	(16,997,820)

Capital Transactions:
Proceeds from shares issued	448,798,245	386,431,711
Cost of shares redeemed	(427,715,503)	(409,692,557)

Change in net assets resulting from capital transactions	21,082,742	(23,260,846)

Change in net assets	44,690,115	(40,258,666)
Net Assets:
Beginning of period	139,379,496	179,638,162

End of period	$184,069,611	$139,379,496

Accumulated net investment income (loss)	$4,743,230	$2,305,564

Share Transactions:
Issued	20,732,594	19,734,512
Redeemed	(19,795,121)	(21,093,910)

Change in shares	937,473	(1,359,398)

See accompanying notes to the financial statements.

16

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the	For the	For the	For the period
	six months ended		year ended	year ended	year ended	May 1, 2002 (a) through
	June 30, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002
	(unaudited)

Net Asset Value, Beginning of Period	$19.13		$20.78	$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss) (b)	0.31		0.27	(0.10)	(0.23)	(0.09)
Net realized and unrealized
gains (losses) on investments	2.95		(1.92)	(2.44)	(0.77)	(5.59)

Total income (loss) from
investment activities	3.26		(1.65)	(2.54)	(1.00)	(5.68)

Net Asset Value, End of Period	$22.39		$19.13	$20.78	$23.32	$24.32

Total Return	16.98	% (c)	(7.89)%	(10.89)%	(4.11)%	(18.93)	% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.68%		1.73%	1.75%	1.91%	2.13%
Net expenses (d)	1.66%		1.73%	1.75%	1.91%	1.98%
Net investment income (loss) (d)	2.94%		1.36%	(0.45)%	(0.94)%	(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$184,070		$139,379	$179,638	$74,272	$7,168
Portfolio turnover rate (e)	—	(c)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

17

PROFUNDS VP

Notes to Financial Statements
June 30, 2006
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP UltraBull, ProFund VP Bear and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation
Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements
 Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the

18

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts
The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales
The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities
Each ProFund VP, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of June 30, 2006, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options
The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

19

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

Index Options
The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2006 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions
The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements
The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian.

20

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

Securities Transactions and Related Income
During the period, securities transactions were accounted for no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations
ProFund Advisors LLC also serves as the investment advisor for each of the additional 97 active ProFunds in the ProFunds Trust and each of the 5 active Funds in the Access One Trust.E xpenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds and Access One Trust are allocated across the ProFunds and Access One Trust based upon relative net assets or another reasonable basis.

Distributions to Shareholders
Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, are distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes
Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax fiscal year end of December 31st.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each ProFund VP’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

21

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on t he average daily net assets of each r espective ProFund VP, of 0.75%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. In addition, as Administrator, BISYS receives additional fees for support of the Trust’s Compliance Service Program. ProFunds Distributors Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services, excluding payments received under the Distribution and Services Agreements. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses. The Administrator voluntarily waived fees during the period as reflected on the Statement of Operations as “Less Expenses reduced by the Administrator.” These fees are not available to be recouped in subsequent years.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2006, the Advisor as an Authorized Firm, was reimbursed $384,527 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trust. Each of the two Independent Trustees were compensated $27,500 ($55,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trust during the period ended June 30, 2006. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

Prior to May 1, 2006, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ending December 31, 2006 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP Rising Rates Opportunity). ProFund VP Rising Rates Opportunity’s operating expenses were limited to an annualized rate of 1.78% of its average daily net assets.

Effective May 1, 2006, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the period from May 1, 2006 through December 31, 2006 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. As of June 30, 2006, the reimbursements that may potentially be made by the ProFunds VP are as follows:

Expires 2006

ProFund VP UltraBull	$86,758

22

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

During the period ended June 30, 2006, the Advisor voluntarily waived additional fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP UltraBull	$4,223
ProFund VP Bear	5,643
ProFund VP Rising Rates Opportunity	15,483

4.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2006 were as follows:

	Purchases	Sales

ProFund VP UltraBull	$349,768,416	$334,002,912

5.	Concentration Risk

ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2005, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP Bear	$24,085,413	$9,474,329	$3,069,606	$36,629,348
ProFund VP Rising Rates Opportunity	1,935,661	25,726,041	20,231,247	47,892,949

As of the latest tax year end of December 31, 2005, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP UltraBull	$6,605,770	$4,956,130	$1,935,011	$2,130,974	$2,083,596	$17,711,481
ProFund VP Bear	1,611,372	—	4,317,522	—	—	5,928,894
ProFund VP Rising Rates Opportunity	—	2,463,746	26,871	—	—	2,490,617

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2005, were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP UltraBull	$7,557,370	$2,396,375	$9,953,745

As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

				Total
	Undistributed	Accumulated	Unrealized	Accumulated
	Ordinary	Capital and	Appreciation	Earnings
	Income	Other Losses	(Depreciation)	(Deficit)

ProFund VP UltraBull	$2,808,383	$(17,711,481)	$2,549,420	$(12,353,678)
ProFund VP Bear	917,467	(42,558,242)	199,301	(41,441,474)
ProFund VP Rising Rates Opportunity	2,305,565	(53,117,525)	282,734	(50,529,226)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2006.

23

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2006
(unaudited)

At June 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP UltraBull	$63,695,917	$12,175,713	$(9,297,933)	$2,877,779
ProFund VP Bear	58,099,701	—	(2,087)	(2,087)
ProFund VP Rising Rates Opportunity	189,703,921	—	(809)	(809)

24

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/06	6/30/06	1/1/06 - 6/30/06	1/1/06 - 6/30/06

ProFund VP UltraBull	$1,000.00	$1,010.20	$9.12	1.83%
ProFund VP Bear	1,000.00	1,001.40	8.93	1.80%
ProFund VP Rising Rates Opportunity	1,000.00	1,169.80	8.93	1.66%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	1/1/06	6/30/06	1/1/06 - 6/30/06	1/1/06 - 6/30/06

ProFund VP UltraBull	$1,000.00	$1,015.72	$9.15	1.83%
ProFund VP Bear	1,000.00	1,015.87	9.00	1.80%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.56	8.30	1.66%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

25

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ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

6/06

Semiannual Report

June 30, 2006

Money Market ProFund

Money Market

i	Message from the Chairman
ii	Allocation of Portfolio Holdings & Composition
ii	Expense Examples
1	Statement of Assets and Liabilities
1	Statement of Operations
2	Statements of Changes in Net Assets
3	Financial Highlights
5	Notes to Financial Statements
8	Shareholder Meeting Results
Cash Management Portfolio
11	Portfolio Summary
12	Schedule of Portfolio Investments
15	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
21	Other Information
22	Shareholder Meeting Results

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of Money Market ProFund for the six months ended June 30, 2006.

In many ways, the six-month period was a tale of two markets: the second quarter behaved differently than the first quarter of the year.

The U.S. stock market got off to its best start since 1999, with the S&P 500 Index® returning 4.21% for the quarter. In addition, global equity markets continued to sizzle, with strong returns in the European markets. Asian and Pacific markets outperformed the U.S., but in aggregate lagged European stocks. And emerging market equities, as measured by the Bank of New York Emerging Markets 50 ADR Index, rose 12.84% in the quarter, for an average annualized gain of 46% in the three years through March 31, 2006.

But during the second quarter, markets reversed course. The Fed’s May 10 Open Market Committee meeting, at which the central bank boosted the target federal funds rate by another 0.25%, marked a turning point for stocks. And, as expected, the Fed added another 0.25% increase on June 29, bringing its target for the federal funds rate to 5.25% at the end of the quarter.

While the S&P 500 Index slipped 3.72% in the May 10 through June 30 period, it still gained 2.71% for the six months ending June 30, 2006. Although, the 7.44% second-quarter drop in the more volatile NASDAQ-100 meant a negative 4.05% return for the six month period.

Furthermore, by mid-May, overseas equity markets began tumbling—catching many investors off guard. For example, from May 10 through June 30, the Bank of New York Emerging Markets 50 ADR Index plunged nearly 13.66%. Likewise, the Nikkei 225 fell from favor, and dropped 6.67% in the second quarter.

As a ProFunds shareholder, you have innovative ways to target your market exposure in these challenging markets. For example, if you are seeking to take advantage of a potential rebound in a broad market or a market niche, you might consider one of the Ultra ProFunds or UltraSector ProFunds, which are designed to magnify the returns (gains, losses, and volatility) of their benchmark indexes.

Or, you can seek profit from a market decline or partially shield your fund holdings by investing in one of the Inverse ProFunds, which are designed to rise when their market benchmark falls (results that are opposite those of conventional mutual funds).

As always, you can adjust your investments whenever you wish. There are no restrictions on the size or frequency of trades, and no transaction fees. But exchanges may have tax consequences, and active investment strategies can

Michael L. Sapir — Chairman

decrease performance and increase expenses. The frequent exchanges our policies permit can decrease performance, increase expenses and incur tax consequences. In addition, it’s important to note that some ProFunds are not suitable for all investors, because of the aggressive investment techniques many of the funds employ.

As always, we deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir

Chairman

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

An investor should consider the investment objectives, risks and charges and expenses of ProFunds carefully before investing or sending money. The prospectus contains this and other information about ProFunds. To obtain a prospectus, please call (888)-776-3637 or visit www.profunds.com. The prospectus should be read carefully before investing.

Investing in ProFunds involves certain risks, including, in all or some cases, leverage, liquidity, short sale, small-cap company, international investing, and repurchase agreement risks. The risks of international investing include currency exchange fluctuation, government regulations, and the potential for political and economic instability. In addition, sector funds are concentrated in a single area of the market, and they can be more volatile and riskier than more diversified mutual funds. These risks can increase volatility and decrease performance and increase expenses. Moreover, there is no guarantee that any ProFund will achieve its investment objective to the existing disclosure.

i

Allocation of Portfolio Holdings & Composition (Unaudited)

June 30, 2006

Money Market ProFund

Investment Objective: The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio	100%
Total Exposure	100%

The summary of the Cash Management Portfolio holdings are included in the accompanying financial statements of the Portfolio.

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06	Expense Ratio During Period 1/1/06 - 6/30/06
Actual Return
Money Market ProFund—Investor Class	$1,000.00	$1,019.50	$4.06	0.81%
Money Market ProFund—Service Class	$1,000.00	$1,014.40	$9.04	1.81%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06	Expense Ratio During Period 1/1/06 - 6/30/06
Hypothetical Return
Money Market ProFund—Investor Class	$1,000.00	$1,020.78	$4.06	0.81%
Money Market ProFund—Service Class	$1,000.00	$1,015.82	$9.05	1.81%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

ii

PROFUNDS

Money Market ProFund

(Unaudited)

Statement of Assets and Liabilities
	June 30, 2006
Assets:
Securities, at cost	$724,295,790	(a)

Securities, at value	724,295,790	(a)
Prepaid expenses	151,695

Total Assets	724,447,485

Liabilities:
Dividends payable	2,016,394
Management services fees payable	216,208
Administration fees payable	14,385
Distribution and services fees payable-Service Class	121,443
Trustee fees payable	104
Transfer agency fees payable	131,636
Fund accounting fees payable	5,000
Compliance services fees payable	5,596
Service fees payable	11,325
Other accrued expenses	3,814

Total Liabilities	2,525,905

Net Assets	$721,921,580

Net Assets consist of:
Capital	$721,938,582
Accumulated net investment income (loss)	(1,352)
Accumulated net realized gains (losses) on investments	(15,650)

Net Assets	$721,921,580

Investor Class:
Net Assets	$574,626,193
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	574,615,702
Net Asset Value (offering and redemption price per share)	$1.00

Service Class:
Net Assets	$147,295,387
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	147,292,413
Net Asset Value (offering and redemption price per share)	$1.00

(a)	Investment in Cash Management Portfolio

Statement of Operations
For the six months ended June 30, 2006
Investment Income:
Interest	$15,227,317	(b)
Expenses(c)	(580,254	)(b)

Net Investment Income	14,647,063

Expenses:
Management services fees	1,130,060
Administration fees	81,479
Distribution and services fees-Service Class	614,139
Transfer agency fees	510,414
Administrative services fees	9,537
Registration and filing fees	142,203
Custody fees	932
Trustee fees	2,955
Compliance services fees	8,309
Service fees	50,457
Other fees	97,761

Total Expenses	2,648,246

Net Investment Income (Loss)	11,998,817

Realized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(22,980	)(b)

Change in Net Assets Resulting from Operations	$11,975,837

(b)	Allocated from Cash Management Portfolio
(c)	Expenses allocated from the Cash Management Portfolio are shown net of any fee reductions.

See accompanying notes to the financial statements.

1

PROFUNDS

Money Market ProFund

Statements of Changes in Net Assets

	For the six months ended June 30, 2006 (Unaudited)	For the year ended December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$11,998,817	$14,520,792
Net realized gains (losses) on investments	(22,980)	7,330

Change in net assets resulting from operations	11,975,837	14,528,122

Distributions to Shareholders From:
Net investment income
Investor Class	(10,238,083)	(12,653,644)
Service Class	(1,784,241)	(1,868,947)

Change in net assets resulting from distributions	(12,022,324)	(14,522,591)

Capital Transactions:
Proceeds from shares issued
Investor Class	5,682,076,221	10,582,473,712
Service Class	981,639,403	2,689,464,632
Dividends reinvested
Investor Class	9,653,055	11,584,805
Service Class	1,550,880	1,706,368
Cost of shares redeemed
Investor Class	(5,632,345,508)	(10,525,938,077)
Service Class	(947,045,956)	(2,642,869,877)

Change in net assets resulting from capital transactions	95,528,095	116,421,563

Change in net assets	95,481,608	116,427,094
Net Assets:
Beginning of period	626,439,972	510,012,878

End of period	$721,921,580	$626,439,972

Accumulated net investment income (loss)	$(1,352)	$22,155

Share Transactions:
Issued
Investor Class	5,682,049,708	10,582,473,287
Service Class	981,637,298	2,689,463,259
Reinvested
Investor Class	9,653,055	11,584,805
Service Class	1,550,880	1,706,368
Redeemed
Investor Class	(5,632,345,508)	(10,525,938,077)
Service Class	(947,045,956)	(2,642,869,877)

Change in shares	95,499,477	116,419,765

See accompanying notes to the financial statements.

2

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a),(b)	Net Expenses(a),(b)	Net Investment Income (Loss)(a),(b)	Net Assets, End of Period (000’s)
Money Market ProFund
Six Months Ended June 30, 2006 (unaudited)	$1.000	0.019		—	(c)	0.019	(0.019)	(0.019)	$1.000	1.95	%(d)	0.81%	0.81%	3.91%	$574,626
Year Ended December 31, 2005	$1.000	0.024		—	(c)	0.024	(0.024)	(0.024)	$1.000	2.46%		0.85%	0.85%	2.43%	$515,282
Year Ended December 31, 2004	$1.000	0.006		—	(c)	0.006	(0.006)	(0.006)	$1.000	0.61%		0.82%	0.82%	0.59%	$447,156
Year Ended December 31, 2003	$1.000	0.003		—	(c)	0.003	(0.003)	(0.003)	$1.000	0.31%		0.93%	0.93%	0.31%	$398,934
Year Ended December 31, 2002	$1.000	0.009	(e)	—		0.009	(0.009)	(0.009)	$1.000	0.94%		1.03%	0.98%	0.93%	$447,211
Year Ended December 31, 2001	$1.000	0.032		—		0.032	(0.032)	(0.032)	$1.000	3.28%		1.08%	1.08%	3.30%	$298,546

(a)	Per share amounts and percentages include the applicable allocations from the Cash Management Portfolio.
(b)	Annualized for periods less than one year.
(c)	Amount is less than $0.0005.
(d)	Not annualized for periods less than one year.
(e)	Per share net investment income (loss) has been calculated using the average daily shares method.

See accompanying notes to the financial statements.

3

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a),(b)	Net Expenses(a),(b)	Net Investment Income (Loss)(a),(b)	Net Assets, End of Period (000’s)
Money Market ProFund
Six Months Ended June 30, 2006 (unaudited)	$1.000	0.014		—	(c)	0.014		(0.014)	(0.014)	$1.000	1.44	%(d)	1.81%	1.81%	2.91%	$147,295
Year Ended December 31, 2005	$1.000	0.014		—	(c)	0.014		(0.014)	(0.014)	$1.000	1.45%		1.85%	1.85%	1.43%	$111,158
Year Ended December 31, 2004	$1.000	0.001		—	(c)	0.001		(0.001)	(0.001)	$1.000	0.08%		1.33%	1.33%	0.08%	$62,857
Year Ended December 31, 2003	$1.000	—	(c)	—	(c)	—	(c)	— (c)	— (c)	$1.000	0.05%		1.18%	1.18%	0.06%	$105,320
Year Ended December 31, 2002	$1.000	0.001	(e)	—		0.001		(0.001)	(0.001)	$1.000	0.06%		1.78%	1.72%	0.06%	$173,646
Year Ended December 31, 2001	$1.000	0.022		—		0.022		(0.022)	(0.022)	$1.000	2.26%		2.06%	2.06%	2.39%	$100,175

(a)	Per share amounts and percentages include the applicable allocations from the Cash Management Portfolio.
(b)	Annualized for periods less than one year.
(c)	Amount is less than $0.0005.
(d)	Not annualized for periods less than one year.
(e)	Per share net investment income (loss) has been calculated using the daily average shares method.

See accompanying notes to the financial statements.

4

PROFUNDS

Notes to Financial Statements

June 30, 2006

(Unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund offers two classes of shares: the Investor Class and the Service Class (Class A became operational on July 3, 2006). The ProFund seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that has the same investment objectives as the ProFund. The percentage of the Portfolio owned by the ProFund as of June 30, 2006 was approximately 10.3%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the ProFund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFund. In addition, in the normal course of business, the ProFund enters into contracts with its vendors and others that provide for general indemnifications. The ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund. However, based on experience, the ProFund expects the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reported period. The actual results could differ from those estimates.

Security Valuation

The ProFund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1 of the notes to financial statements of the Portfolio included elsewhere in this report.

Securities Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

ProFund Advisors LLC (the “Advisor”) also serves as the investment advisor for each of the additional 99 active ProFunds in the ProFunds Trust and each of the 5 active Funds in the Access One Trust. Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds and Access One Trust are allocated across the ProFunds and Access One Trust based upon relative net assets or another reasonable basis.

The investment income and realized gains and losses on investments allocated from the Portfolio and expenses of the ProFund (other than class specific expenses charged to a class) are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares dividends from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, are distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

5

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2006

(Unaudited)

Federal Income Taxes

The ProFund intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. The ProFund has a tax fiscal year end of December 31.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the ProFund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. Deutsche Asset Management, Inc. is the investment advisor to the Portfolio in which the ProFund invests its assets.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for support of the ProFunds’ Compliance Service Program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds for such services, excluding payments received under the Distribution and Service Agreement. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, BISYS Fund Services Ohio, Inc. receives a base fee, account charges and reimbursement of certain expenses.

The Advisor, pursuant to a Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. Under this agreement, the Advisor may receive 0.35% of the ProFund’s average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statement of Operations as “Service fees.”

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFund may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2006, the Advisor as an Authorized Firm, was reimbursed $384,527 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trust. Each of the two Independent Trustees were compensated $27,500 ($55,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trust for the period ended June 30, 2006. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

6

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2006

(Unaudited)

4.	Federal Income Tax Information

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2005, were as follows:

	Ordinary Income	Total Distributions Paid
Money Market ProFund	$14,522,591	$14,522,591

As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Earnings (Deficit)
Money Market ProFund	$29,485	$29,485

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2006.

At June 30, 2006, the cost and unrealized appreciation (depreciation) on securities, for federal income tax purposes, were as follows:

	Tax Cost	Net Unrealized Appreciation (Depreciation)
Money Market ProFund	$724,295,790	$—

7

Shareholder Meeting Results (Unaudited)

A Special Meeting (the “Meeting”) of the shareholders of the Money Market ProFund (the “Fund”), a series of ProFunds, was held on May 5, 2006, at the offices of BISYS Fund Services, 100 Summer Street, Suite 1500, Boston, Massachusetts at 4:00 p.m. (Eastern Time). At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I.	Election of Trustees for the Portfolio.

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	666,599,226.894	8,317,776.360
Dawn–Marie Driscoll	666,647,465.237	8,269,538.017
Keith R. Fox	666,647,465.237	8,269,538.017
Kenneth C. Froewiss	666,647,465.237	8,269,538.017
Martin J. Gruber	666,647,465.237	8,269,538.017
Richard J. Herring	666,647,465.237	8,269,538.017
Graham E. Jones	666,647,465.237	8,269,538.017
Rebecca W. Rimel	666,647,465.237	8,269,538.017
Philip Saunders, Jr.	666,647,465.237	8,269,538.017
William N. Searcy, Jr.	666,574,030.892	8,342,972.362
Jean Gleason Stromberg	666,574,030.892	8,342,972.362
Carl W. Vogt	666,574,030.892	8,342,972.362
Axel Schwarzer	666,574,030.892	8,342,972.362

II–A.	Approval of an Amended and Restated Investment Management Agreement between the Portfolio and Deutsche Asset Management, Inc. (“DeAM, Inc.”).

Number of Votes:
For	Against	Abstain
662,800,887.138	4,991,072.656	7,125,043.460

II–B.	Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Number of Votes:
For	Against	Abstain
662,965,922.568	5,098,145.539	6,852,935.147

II–C.	Approval of a Subadvisor Approval Policy. (The Sub-Advisor Approval Policy permits DeAM, Inc. and any successor investment adviser, subject to the approval of the Portfolio’s Board and a majority of the Independent Trustees of the Portfolio, to appoint and replace sub-advisers without shareholder approval).

Number of Votes:
For	Against	Abstain
663,198,768.935	4,555,495.395	7,162,738.924

With respect to Proposal III, the Meeting was adjourned until June 1, 2006. Upon reconvening the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

III.	Approval of revised fundamental investment restrictions on:

III–A.	Borrowing Money

Number of Votes:
For	Against	Abstain
340,111,867.840	4,454,049.080	12,991,834.390

8

Shareholder Meeting Results (Unaudited) (continued)

III–B.	Pledging Assets

Number of Votes:
For	Against	Abstain
340,037,697.790	4,528,219.130	12,991,834.390

III–C.	Senior Securities

Number of Votes:
For	Against	Abstain
340,275,482.790	4,290,434.130	12,991,834.390

III–D.	Concentration

Number of Votes:
For	Against	Abstain
340,309,521.530	4,256,395.390	12,991,834.390

III–E.	Underwriting of Securities

Number of Votes:
For	Against	Abstain
340,347,015.620	4,218,901.300	12,991,834.390

III–F.	Real Estate Investments

Number of Votes:
For	Against	Abstain
340,215,442.770	4,350,474.150	12,991,834.390

III–G.	Commodities

Number of Votes:
For	Against	Abstain
340,121,035.080	4,444,881.840	12,991,834.390

III–H.	Lending

Number of Votes:
For	Against	Abstain
340,247,340.710	4,318,576.210	12,991,834.390

III–I.	Portfolio Diversification

Number of Votes:
For	Against	Abstain
340,142,050.670	4,423,866.250	12,991,834.390

III–J.	Investing for Control

Number of Votes:
For	Against	Abstain
340,098,139.170	4,467,777.750	12,991,834.390

9

Shareholder Meeting Results (Unaudited) (continued)

III–K.	Acquiring More than 10% of the Voting Securities of Any One Issuer

Number of Votes:
For	Against	Abstain
340,082,879.310	4,483,037.610	12,991,834.390

III–L.	Restricted and Illiquid Securities

Number of Votes:
For	Against	Abstain
340,229,863.050	4,336,053.870	12,991,834.390

III–M.	Securities Issued by Other Investment Companies

Number of Votes:
For	Against	Abstain
340,310,732.840	4,255,184.080	12,991,834.390

III–N.	Short Sales

Number of Votes:
For	Against	Abstain
340,163,070.120	4,402,846.800	12,991,834.390

III–O.	Warrants

Number of Votes:
For	Against	Abstain
340,228,060.650	4,337,856.270	12,991,834.390

III–P.	Investments in Issuers Whose Securities Are Owned by Officers and Trustees of the Portfolio, the Fund or DeAM, Inc.

Number of Votes:
For	Against	Abstain
340,066,446.380	4,499,470.540	12,991,834.390

III–Q.	Oil, Gas and Mining Programs

Number of Votes:
For	Against	Abstain
340,858,537.230	3,707,379.690	12,991,834.390

10

Cash Management Portfolio	Portfolio Summary

Asset Allocation	6/30/06	12/31/05
Commercial Paper	34%	32%
Short-Term Notes	28%	21%
Certificates of Deposit and Bank Notes	20%	27%
Time Deposits	5%	4%
Promissory Notes	4%	4%
Funding Agreements	3%	3%
US Government Sponsored Agencies	2%	1%
Asset Backed	2%	—
Master Notes	1%	1%
Repurchase Agreements	1%	7%

	100%	100%

Weighted Average Maturity
Cash Management Portfolio	43 days	47 days
First Tier Institutional Money Fund Average*	36 days	34 days

*	The Fund is compared to its respective iMoneyNet category: First Tier Institutional Money Fund Average—Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change. For more complete details about the portfolio holdings of the Portfolio, see page 12. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio’s top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calender quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for more contact information.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

11

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2006

Certificates of Deposit and Bank Notes 20.2%
	Principal Amount	Value
Alliance & Leicester PLC, 4.02%, 9/6/2006	$35,000,000	$34,953,934
Bank of Nova Scotia, 5.31%, 8/8/2006	50,000,000	50,000,000
Calyon: 4.75%, 10/25/2006	76,000,000	76,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
5.32%, 4/27/2007	45,000,000	45,000,000
Calyon North America, Inc., 4.16%, 8/8/2006	50,000,000	50,003,212
Canadian Imperial Bank of Commerce: 4.75%, 11/14/2006	25,000,000	25,000,000
4.75%, 12/15/2006	40,000,000	40,000,000
Citibank, NA, 5.085%, 7/28/2006	45,000,000	45,000,000
Credit Agricole SA: 4.7%, 9/19/2006	40,000,000	40,000,000
4.74%, 9/28/2006	50,000,000	50,000,000
HBOS Treasury Services PLC, 5.305%, 4/19/2007	50,000,000	50,000,000
HSBC Bank PLC, 5.1%, 7/31/2006	35,000,000	35,000,493
Natexis Banque Populaires: 5.0%, 2/8/2007	10,000,000	10,000,000
5.0%, 2/9/2007	25,000,000	25,000,000
5.07%, 7/3/2006	37,000,000	37,000,000
Nordea Bank Finland PLC, 4.75%, 12/4/2006	40,000,000	40,000,000
Norinchukin Bank, 5.35%, 8/7/2006	15,000,000	15,000,000
Rabobank Nederland NV, 5.045%, 9/29/2006	43,000,000	43,000,000
Royal Bank of Canada, 4.05%, 7/24/2006	35,000,000	35,000,000
Royal Bank of Scotland PLC: 4.4%, 10/4/2006	55,000,000	55,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Societe Generale: 4.7%, 7/27/2006	50,000,000	49,984,195
4.705%, 9/19/2006	35,000,000	35,000,375
4.79%, 11/17/2006	50,000,000	50,009,023
5.32%, 2/20/2007	20,000,000	20,000,000
Tango Finance Corp., 4.045%, 7/25/2006	30,000,000	29,999,901
Toronto Dominion Bank, 3.95%, 7/31/2006	40,000,000	40,000,000
Washington Mutual Bank, 5.07%, 7/11/2006	150,000,000	150,000,000
Wells Fargo Bank, NA: 4.79%, 1/17/2007	50,000,000	50,010,268
5.2%, 7/7/2006	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES (Cost $1,425,961,401)		1,425,961,401

Commercial Paper** 33.7%
	Principal Amount	Value
Atlantis One Funding Corp.: 4.9%, 9/22/2006	$28,663,000	$28,339,188
5.2%, 8/7/2006	150,000,000	149,198,333
Bank of America Corp., 5.04%, 7/5/2006	50,000,000	49,972,000
Cancara Asset Securitization LLC: 5.06%, 8/4/2006	15,867,000	15,791,173
5.07%, 8/11/2006	113,297,000	112,642,804
CC (USA), Inc., 5.08%, 8/15/2006	52,000,000	51,669,800
Charta, LLC: 5.06%, 8/3/2006	49,000,000	48,772,722
5.06%, 8/4/2006	37,200,000	37,022,225
CRC Funding LLC: 5.19%, 8/9/2006	95,000,000	94,465,862
5.25%, 8/14/2006	75,000,000	74,518,750
Davis Square Funding VI Corp., 5.12%, 7/10/2006	25,000,000	24,968,000
DNB NOR Bank ASA, 4.64%, 8/1/2006	35,000,000	34,860,156
Florida Power and Light Co., 5.31%, 7/21/2006	29,000,000	28,914,450
Fox Trot CDO, Inc., 5.3%, 7/26/2006	50,000,000	49,815,972
Genworth Financial, Inc., 5.25%, 8/17/2006	22,795,000	22,638,759
Grampian Funding Ltd., 4.66%, 7/31/2006	25,000,000	24,902,917
Greyhawk Funding LLC, 5.24%, 7/11/2006	75,000,000	74,890,833
K2 (USA) LLC: 4.64%, 7/31/2006	16,200,000	16,137,360
4.96%, 9/28/2006	34,500,000	34,076,953
5.065%, 8/14/2006	30,200,000	30,013,045
5.08%, 8/15/2006	50,800,000	50,477,420
Lake Constance Funding LLC, 5.16%, 7/12/2006	42,500,000	42,432,992
Liberty Street Funding: 5.23%, 8/7/2006	61,307,000	60,977,458
5.3%, 7/31/2006	25,462,000	25,349,543
Mane Funding Corp., 5.08%, 7/6/2006	55,740,000	55,700,672
Natexis US Finance Company LLC, 4.588%, 10/20/2006	100,000,000	98,585,367
Nieuw Amsterdam Receivables Corp., 4.93%, 9/29/2006	50,000,000	49,383,750
Old Line Funding LLC, 5.2%, 8/3/2006	83,908,000	83,508,039
Perry Global Funding LLC, Series A, 5.01%, 7/5/2006	100,000,000	99,944,333
Ranger Funding Co. LLC, 5.1%, 7/18/2006	100,000,000	99,759,167
RWE AG, 4.95%, 7/5/2006	35,000,000	34,980,750
Scaldis Capital LLC, 5.03%, 7/31/2006	30,000,000	29,874,250
Sheffield Receivables Corp.: 5.22%, 8/4/2006	43,425,000	43,210,915
5.23%, 8/8/2006	65,510,000	65,148,348

The accompanying notes are an integral part of the financial statements.

12

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2006

Commercial Paper**, continued
	Principal Amount	Value
Tango Finance Corp., 5.01%, 7/5/2006	$47,200,000	$47,173,725
Toyota Motor Credit Corp.: 5.21%, 8/7/2006	75,000,000	74,598,396
5.21%, 8/9/2006	150,000,000	149,153,375
Tulip Funding Corp.: 5.33%, 7/31/2006	125,000,000	124,444,792
5.34%, 7/28/2006	30,000,000	29,879,850
UniCredito Italiano (DE), Inc., 4.95%, 7/6/2006	24,382,000	24,365,237
Windmill Funding Corp.: 5.05%, 7/6/2006	60,000,000	59,957,917
5.2%, 8/9/2006	25,000,000	24,859,167

TOTAL COMMERCIAL PAPER (Cost $2,377,376,765)		2,377,376,765

Master Notes 1.2%
The Bear Stearns Companies, Inc., 5.432%*, 7/3/2006(a) (Cost $85,000,000)	85,000,000	85,000,000

US Government Sponsored Agencies 2.4%
Federal Home Loan Mortgage Corp.: 5.35%, 5/25/2007	5,000,000	5,000,000
5.4%, 6/18/2007	29,000,000	29,000,000
5.5%, 7/3/2007	27,000,000	27,000,000
Federal National Mortgage Association: Zero Coupon, 7/12/2006	9,040,000	9,026,410
4.0%, 8/8/2006	50,000,000	50,000,000
4.07%, 8/18/2006	40,000,000	40,000,000
5.307%*, 12/22/2006	10,000,000	9,997,182

TOTAL US GOVERNMENT SPONSORED AGENCIES (Cost $170,023,592)		170,023,592

Funding Agreements* 3.5%
Genworth Life Insurance Co.: 3.925%, 9/1/2006	60,000,000	60,000,000
4.61%, 1/25/2007	75,000,000	75,000,000
New York Life Insurance Co., 5.506%, 9/19/2006	80,000,000	80,000,000
Travelers Insurance Co., 5.07%, 3/30/2007	30,000,000	30,000,000

TOTAL FUNDING AGREEMENTS (Cost $245,000,000)		245,000,000

Asset Backed 1.6%
Interstar Millennium Trust, “A1”, Series 2006-G, 5.33%*, 5/25/2011	55,000,000	55,000,000
Mound Financing No.5 PLC, Series 1A, 5.1%*, 5/8/2007	35,000,000	35,000,000
Steers Mercury III Trust, 5.355%*, 5/25/2046	25,000,000	25,000,000

TOTAL ASSET BACKED (Cost $115,000,000)		115,000,000

Promissory Notes* 3.5%
	Principal Amount	Value
The Goldman Sachs Group, Inc.: 5.17%, 11/13/2006	$25,000,000	$25,000,000
5.22%, 11/10/2006	150,000,000	150,000,000
5.432%, 1/16/2007	75,000,000	75,000,000

TOTAL PROMISSORY NOTES (Cost $250,000,000)		250,000,000

Short-Term Notes* 28.0%
American Express Centurion Bank: 5.105%, 8/8/2006	30,000,000	30,000,000
5.14%, 4/10/2007	175,000,000	175,000,000
5.283%, 1/26/2007	85,000,000	85,000,000
Australia & New Zealand Banking Group Ltd., 5.302%, 6/23/2010	30,000,000	30,000,000
Cancara Asset Securitization LLC, 144A, 5.148%, 8/15/2006	50,000,000	49,998,750
CIT Group, Inc., 5.37%, 2/15/2007	37,000,000	37,040,815
Commonwealth Bank of Australia, 5.293%, 8/24/2006	40,000,000	40,000,000
Credit Agricole SA, 5.42%, 6/28/2007	50,000,000	49,977,005
Credit Suisse: 5.292%, 9/26/2006	93,000,000	93,000,000
5.43%, 9/26/2006	90,000,000	90,000,000
5.468%, 9/28/2006	150,000,000	150,000,000
DNB NOR Bank ASA, 5.313%, 7/25/2007	50,000,000	50,000,000
HSBC Finance Corp.: 5.128%, 2/6/2007	75,000,000	75,000,000
5.353%, 4/24/2007	25,000,000	25,000,000
International Business Machine Corp., 5.135%, 12/8/2010	66,000,000	66,000,000
Intesa Bank Ireland PLC, 5.34%, 7/25/2007	40,000,000	40,000,000
Marshall & Ilsley Bank, 5.179%, 12/15/2006	56,000,000	56,000,000
Merrill Lynch & Co., Inc.: 5.149%, 5/14/2007	25,000,000	25,000,000
5.179%, 9/15/2006	35,000,000	35,000,000
5.189%, 2/2/2007	35,000,000	35,000,000
5.363%, 5/29/2007	25,000,000	25,000,000
Morgan Stanley, 5.18%, 7/10/2006	225,000,000	225,000,000
Nordea Bank AB, 5.13%, 4/8/2011	40,000,000	40,000,000
Northern Rock PLC, 5.129%, 2/5/2007	30,000,000	30,000,000
Skandinaviska Enskilda Banken, 5.242%, 7/18/2006	50,000,000	50,000,000
The Bear Stearns Companies, Inc., 5.382%, 10/18/2006	94,000,000	94,000,000
Toyota Motor Credit Corp., 5.12%, 5/14/2007	100,000,000	100,000,000

The accompanying notes are an integral part of the financial statements.

13

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments June 30, 2006

Short-Term Notes*, continued
	Principal Amount	Value
UniCredito Italiano Bank (Ireland) PLC, 5.209%, 6/15/2007	$75,000,000	$75,000,000
UniCredito Italiano SpA, 4.945%, 10/4/2006	100,000,000	99,987,317

TOTAL SHORT-TERM NOTES (Cost $1,976,003,887)		1,976,003,887

Time Deposits 4.9%
ING Bank NV, 5.375%, 7/3/2006	250,000,000	250,000,000
KBC Bank NV, 5.281%, 7/3/2006	94,353,222	94,353,222

TOTAL TIME DEPOSITS (Cost $344,353,222)		344,353,222

Repurchase Agreements 1.1%
Credit Suisse First Boston LLC, 4.58%, dated 6/30/2006, to be repurchased at $17,250,033 on 7/3/2006(b)	17,243,452	17,243,452
State Street Bank and Trust Co., 4.2%, dated 6/30/2006, to be repurchased at $2,250,788 on 7/3/2006(c)	2,250,000	2,250,000
The Goldman Sachs Co., Inc., 4.35%, dated 6/30/2006, to be repurchased at $25,009,063 on 7/3/2006(d)	25,000,000	25,000,000
UBS Securities LLC, 4.5%, dated 6/30/2006, to be repurchased at $30,011,250 on 7/3/2006(e)	30,000,000	30,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $74,493,452)		74,493,452

	% of Net Assets
TOTAL INVESTMENT PORTFOLIO (Cost $7,063,212,319)[	100.1	7,063,212,319
Other Assets and Liabilities, Net	(0.1)	(4,760,052)

NET ASSETS	100.0	$7,058,452,267

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2006.
**	Annualized yield at time of purchase; not a coupon rate.
[	The cost for federal income tax purposes was $7,063,212,319.
(a)	Reset date; not a maturity date
(b)	Collaterized by $17,915,000 US Treasury STRIPS, maturing on 11/15/2006 with a value of $17,589,126.
(c)	Collaterized by $2,310,000 US Treasury Note, 4.125%, maturing on 8/15/2008 with a value of $2,298,450.
(d)	Collaterized by $27,082,000 US Treasury Note, 3.875%, maturing on 2/15/2013 with a value of $25,500,437.
(e)	Collaterized by $29,400,000 US Treasury Index Note, 2.375%, maturing on 1/15/2025 with a value of $30,602,418.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

14

Cash Management Portfolio

(Unaudited)

Statement of Assets and Liabilities
as of June 30, 2006
Assets
Investments:
Investments in securities, valued at amortized cost	$6,988,718,867
Repurchase agreements, valued at amortized cost	74,493,452

Total investments in securities, valued at amortized cost	7,063,212,319
Cash	191
Interest receivable	35,930,499
Other assets	503,775

Total assets	7,099,646,784

Liabilities
Payable for investments purchased	40,000,000
Accrued advisory fee	886,136
Accrued administration fee	218,427
Other accrued expenses and payables	89,954

Total liabilities	41,194,517

Net assets, at value	$7,058,452,267

Statement of Operations
For the six months ended June 30, 2006
Investment Income
Income:
Interest	$204,511,447

Expenses:
Advisory fee	6,532,390
Administrative service fee	1,813,410
Administration fee	218,427
Custodian fee	30,508
Auditing	22,390
Legal	25,780
Trustees’ fees and expenses	202,990
Other	183,475

Total expenses before expense reductions	9,029,370

Expense reductions	(1,201,612)

Total expenses after expense reductions	7,827,758

Net investment income	196,683,689

Net realized gain (loss) from investments	(295,215)

Net increase (decrease) in net assets resulting from operations	$196,388,474

The accompanying notes are an integral part of the financial statements.

15

Cash Management Portfolio

Statement of Changes in Net Assets
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$196,683,689	$307,655,907
Net realized gain (loss) on investment transactions	(295,215)	117,517

Net increase (decrease) in net assets resulting from operations	196,388,474	307,773,424

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	53,542,738,611	112,816,875,647
Value of capital withdrawn	(56,612,040,536)	(113,004,956,853)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(3,069,301,925)	(188,081,206)
Increase (decrease) in net assets	(2,872,913,451)	119,692,218

Net assets at beginning of period	9,931,365,718	9,811,673,500

Net assets at end of period	$7,058,452,267	$9,931,365,718

The accompanying notes are an integral part of the financial statements.

16

Cash Management Portfolio

Financial Highlights
	Years Ended December 31,
	2006(a)		2005	2004	2003	2002	2001
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7,058		9,931	9,812	12,550	11,237	10,864

Ratio of expenses before expense reductions (%)	.21	*	.21	.21	.21	.20	.20

Ratio of expenses after expense reductions (%)	.18	*	.18	.18	.18	.18	.18

Ratio of net investment income (%)	4.51	*	3.08	1.22	1.04	1.71	4.04

Total Return (%)(b),(c)	2.27	**	3.15	1.26	1.06	1.72	—

(a)	For the six months ended June 30, 2006 (Unaudited).
(b)	Total return would have been lower had certain expenses not been reduced.
(c)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized

The accompanying notes are an integral part of the financial statements.

17

Cash Management Portfolio

Notes to Financial Statements

June 30, 2006

(Unaudited)

A. Significant Accounting Policies

Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company organized as a New York business trust.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio’s Advisor. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and payable monthly at the annual rate of 0.15%.

For the period from January 1, 2006 through May 31, 2006, the Advisor and Administrator contractually agreed to waive a portion of their fees and/or reimburse expenses of Cash Management Portfolio, to the extent necessary, to maintain total operating expenses at 0.18% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses). The amount of the waiver and whether the Advisor and Administrator waive a portion of their fees may vary at any time without notice to shareholders.

In addition, for the period June 1, 2006 through June 30, 2006, the Advisor and Administrator contractually agreed to waive a portion of their fees and/or reimburse expenses of the Cash Management Portfolio to the extent necessary to maintain total operating expenses of the Cash Management Portfolio at 0.179% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses).

18

Cash Management Portfolio

Notes to Financial Statements (continued)

June 30, 2006

(Unaudited)

Accordingly, for the six months ended June 30, 2006 the Advisor waived a portion of its Advisory fee as follows:

	Total Aggregated	Waived	Annualized Effective Rate
Cash Management Portfolio	$6,532,390	$1,196,919.12%

Prior to June 1, 2006, Investment Company Capital Corp. (“ICCC” or the “Administrator”), an indirect, wholly owned subsidiary of Deutsche Bank AG, was the Portfolio’s Administrator. The Portfolio paid the Administrator an annual fee (“Administrative service fee”) based on its average daily net assets, computed and accrued daily and payable monthly at an annual rate of 0.05%. For the period January 1, 2006 through May 31, 2006, ICCC received an Administrative service fee of $1,813,410, none of which is unpaid.

Effective June 1, 2006, the Administrator agreement with ICCC was terminated and the Portfolio entered into an Administrative Services Agreement with Deutsche Investment Management Americas Inc. (“DeIM”), an indirect, wholly owned subsidiary of Deutsche Bank AG, pursuant to which DeIM provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DeIM an annual fee (“Administration fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the period June 1, 2006 through June 30, 2006, DeIM received on Administration fee of $218,427, all of which is unpaid.

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Board and the Chairman of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Expense Reductions

For the six months ended June 30, 2006, the Advisor agreed to reimburse the Fund $3,819, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Cash Management Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the six months ended June 30, 2006, the Portfolio’s custodian fees were reduced by $874 for custody credits earned.

D. Line of Credit

The Portfolio and several other affiliated funds (the “Participants”) share in a $750 million revolving credit facility administered by JPMorgan Chase N.A. Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under this agreement.

E. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

19

Cash Management Portfolio

Notes to Financial Statements (continued)

June 30, 2006

(Unaudited)

With respect to the regulatory matters, Deutsche Asset Management (“DeAM”) has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM’s practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors’ payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors’ procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

20

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

21

Shareholder Meeting Results

A Special Meeting of Shareholders (the “Meeting”) of Cash Management Portfolio (the “Portfolio”) was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I.	Election of Trustees.

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	8,561,529,586.933	11,164,451.671
Dawn–Marie Driscoll	8,561,577,825.276	11,116,213.328
Keith R. Fox	8,561,577,825.276	11,116,213.328
Kenneth C. Froewiss	8,561,577,825.276	11,116,213.328
Martin J. Gruber	8,561,577,825.276	11,116,213.328
Richard J. Herring	8,561,577,825.276	11,116,213.328
Graham E. Jones	8,561,577,825.276	11,116,213.328
Rebecca W. Rimel	8,561,577,825.276	11,116,213.328
Philip Saunders, Jr.	8,561,577,825.276	11,116,213.328
William N. Searcy, Jr.	8,561,504,390.931	11,189,647.673
Jean Gleason Stromberg	8,561,504,390.931	11,189,647.673
Carl W. Vogt	8,561,504,390.931	11,189,647.673
Axel Schwarzer	8,561,504,390.931	11,189,647.673

II–A.	Approval of an Amended and Restated Investment Management Agreement with the Portfolio’s Current Investment Advisor.

Number of Votes:
For	Against	Abstain
8,538,217,161.645	22,247,299.381	12,229,577.578

II–B.	Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Number of Votes:
For	Against	Abstain
8,557,738,515.929	5,365,437.646	9,590,085.029

II–C.	Approval of a Subadvisor Approval Policy.

Number of Votes:
For	Against	Abstain
8,555,460,240.013	4,966,525.549	12,267,273.042

III.	Approval of Revised Fundamental Investment Restrictions for the Portfolio on:

III–A.	Borrowing Money

Number of Votes:
For	Against	Abstain
8,371,106,112.429	6,373,974.223	195,213,951.952

III–B.	Pledging Assets

Number of Votes:
For	Against	Abstain
8,372,620,160.492	4,859,926.160	195,213,951.952

22

Shareholder Meeting Results (continued)

III–C.	Senior Securities

Number of Votes:
For	Against	Abstain
8,372,804,757.716	4,675,328.936	195,213,951.952

III–D.	Concentration for Portfolios that will Concentrate in Bank Obligations.

Number of Votes:
For	Against	Abstain
8,372,804,757.716	4,675,328.936	195,213,951.952

III–E.	Underwriting of Securities

Number of Votes:
For	Against	Abstain
8,372,632,419.343	4,847,667.309	195,213,951.952

III–F.	Real Estate Investments

Number of Votes:
For	Against	Abstain
8,372,703,415.554	4,776,671.098	195,213,951.952

III–G.	Commodities

Number of Votes:
For	Against	Abstain
8,372,615,542.369	4,864,544.283	195,213,951.952

III–H.	Lending

Number of Votes:
For	Against	Abstain
8,373,102,078.904	4,378,007.748	195,213,951.952

III–I.	Portfolio Diversification

Number of Votes:
For	Against	Abstain
8,373,118,956.553	4,361,130.099	195,213,951.952

III–J.	Investing for Control

Number of Votes:
For	Against	Abstain
8,372,503,112.669	4,976,973.983	195,213,951.952

III–K.	Acquiring More than 10% of the Voting Securities of Any One Issuer

Number of Votes:
For	Against	Abstain
8,372,817,311.506	4,662,775.146	195,213,951.952

23

Shareholder Meeting Results (continued)

III–L.	Restricted and Illiquid Securities

Number of Votes:
For	Against	Abstain
8,372,549,164.281	4,930,922.371	195,213,951.952

III–M.	Securities Issued by Other Investment Companies

Number of Votes:
For	Against	Abstain
8,372,587,577.857	4,892,508.795	195,213,951.952

III–N.	Short Sales

Number of Votes:
For	Against	Abstain
8,372,628,967.143	4,851,119.509	195,213,951.952

III–O.	Warrants

Number of Votes:
For	Against	Abstain
8,372,628,967.143	4,851,119.509	195,213,951.952

III–P.	Issuers Whose Securities Are Owned by Officers and Trustees of the Portfolio or its Investment Advisor

Number of Votes:
For	Against	Abstain
8,370,075,814.837	7,404,271.815	195,213,951.952

III–Q.	Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain
8,372,628,967.143	4,851,119.509	195,213,951.952

24

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ProFunds™

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address
www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

06/05

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a	)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a	)(1)	Not applicable – only for annual reports.

(a	)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a	)(3)	Not applicable.

(b	)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date September 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date September 5, 2006

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date September 5, 2006

*	Print the name and title of each signing officer under his or her signature.